UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

MORGAN STANLEY PATHWAY FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices)(Zip code)

CT Corp

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end:

August 31

Date of reporting period:

February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Morgan Stanley Pathway Funds

(formerly Consulting Group Capital Markets Funds)

Semi-Annual Report

»	February 28, 2019

•	Large Cap Equity Fund
•	Small-Mid Cap Equity Fund
•	International Equity Fund
•	Emerging Markets Equity Fund
•	Core Fixed Income Fund
•	High Yield Fund
•	International Fixed Income Fund
•	Municipal Bond Fund
•	Inflation-Linked Fixed Income Fund
•	Ultra-Short Term Fixed Income Fund
•	Alternative Strategies Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY  LOSE VALUE

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.morganstanley.com/wealth-investmentsolutions/cgcm), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a financial advisor) or, if you are a direct investor, by calling 1-800-869-3326.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-800-869-3326 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

Morgan Stanley Pathway Funds

DEAR SHAREHOLDER,

The Large Cap Equity Fund declined 2.61% during the six month period ending February 28, 2019. This compares to the Russell 1000® Index i which declined 3.07% and the Lipper Large-Cap Core Funds Average xii which declined 3.24% during the same period. Both sector positioning and stock selection added value relative to the benchmark. Top contributors included Information Technology and Consumer Discretionary while the top detractors included Energy and Industrials.

The Small-Mid Cap Equity Fund declined 5.65% during the six month period ending February 28, 2019. This compares to the Russell 2500® Index ii which declined 6.25% and the Lipper Small-Cap Core Funds Average xiii which declined 8.33% during the same period. Both sector positioning and stock selection added value relative to the benchmark. Top contributors included Information Technology and Health Care while the top detractors included Industrials and an underweight to Utilities.

The International Equity Fund declined 4.56% during the six month period ending February 28, 2019. This compares to the MSCI EAFE® Index (Net) iii which declined 3.58% and the Lipper International Large-Cap Core Funds Average xiv which declined 4.27% during the same period. Country selection added value while stock selection detracted value relative to the benchmark. Top contributors included an underweight position within Japan and an overweight to the United Kingdom while stock selection within Switzerland and France detracted value relative to the benchmark.

The Emerging Markets Equity Fund gained 1.38% during the six month period ending February 28, 2019. This compares to the MSCI Emerging Markets Index (Net) iv which gained 0.33% and the Lipper Emerging Markets Funds Average xv which declined 0.08% during the same period. Both country and stock selection added value relative to the benchmark. Top contributors included an underweight to Taiwan, India and Mexico along with stock selection within India, Brazil and the Philippines.

The Core Fixed Income Fund gained 2.20% during the six month period ending February 28, 2019. This compares to the Bloomberg Barclays U.S. Aggregate BondTM Index vi which gained 1.99% and the Lipper Core Bond Funds Average xvii which gained 1.73% during the same period.

The High Yield Fund gained 0.89% during the six month period ending February 28, 2019. This compares to the Bloomberg Barclays U.S. Corporate High Yield Bond Index viii which gained 2.01% and the Lipper High Yield Funds Average xix which gained 1.40% during the same period.

The International Fixed Income Fund gained 2.10% during the six month period ending February 28, 2019. This compares to the FTSE Non-U.S. Dollar World Government Bond Index (USD)-Hedged x which gained 3.29% and the Lipper International Income Funds Average xxi which gained 2.83% during the same period.

The Municipal Bond Fund gained 2.68% during the six month period ending February 28, 2019. This compares to the Bloomberg Barclays U.S. Municipal Bond Index vii which gained 2.34% and the Lipper General & Insured Municipal Debt Funds Average xviii which gained 1.69% during the same period. As of February 25, 2019, BlackRock replaced McDonnell as the sub-advisor to the Fund.

The Inflation-Linked Fixed Income Fund declined 0.28% during the six month period ending February 28, 2019. This compares to the Bloomberg Barclays U.S. Treasuries Inflation Protected Securities (TIPS) Index ix which declined 0.16% and the Lipper Inflation Protected Bond Funds Average xx which declined 0.22% during the same period.

The Ultra-Short Fixed Income Fund gained 1.05% during the six month period ending February 28, 2019. This compares to the FTSE 3-Month U.S. Treasury Bill Index v which gained 1.15% and the Lipper Ultra-Short Obligation Funds Average xvi which gained 1.12% during the same period.

I

The Alternative Strategies Fund declined 1.07% during the six month period ending February 28, 2019. This compares to the HFRX Global Hedge Fund Index xi which declined 3.61% during the same period.

We thank you for your continued confidence in Morgan Stanley Wealth Management and support as shareholders of the Morgan Stanley Pathway Funds.

Sincerely,

Paul Ricciardelli

Chief Executive Officer

II

Although the statements of fact and data contained herein have been obtained from, and are based upon, sources the firm believes reliable, we do not guarantee their accuracy, and any such information may be incomplete or condensed. All opinions included in this report constitute the firm’s judgment as of the date herein, and are subject to change without notice. This material is for informational purposes only, and is not intended as an offer or solicitation with respect to the purchase or sale of any security. This report may contain forward-looking statements, and there can be no guarantee that they will come to pass. The index returns shown are preliminary and subject to change. Past performance is not a guarantee of future results.

Index Definitions

i.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.
ii.	The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index. Please note that an investor cannot invest directly in an index.
iii.

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE® Index (Net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

iv.

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

v.

The FTSE 3-Month U.S. Treasury Bill Index — Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization.

vi.

The Bloomberg Barclays U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

vii.

The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

viii.

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

ix.

The Bloomberg Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index – The Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 / BBB- or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

x.

The FTSE Non-U.S. Dollar World Government Bond Index (USD)-Hedged and Unhedged are each sub-indices of the FTSE World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

xi.

HFRX Global Hedge Fund USD — is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, even driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

xii.

Lipper Large-Cap Core Funds Average — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500® Index.

xiii.

Lipper Small-Cap Core Funds Average — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small Cap 600® Index.

xiv.

The Lipper International Large-Cap Core Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE® Index (Net). The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xv.

The Lipper Emerging Markets Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xvi.

Lipper Ultra-Short Obligations Funds Average — These are equally weighted total returns using all the active funds available within the category. Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. Ultra-short obligations funds invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

xvii.

The Lipper Core Bond Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that invest at least 85% of their assets in domestic investment-grade debt issues (rated in top four grades) with any remaining in investment in non-benchmark sectors such as high-yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xviii.

The Lipper General & Insured Municipal Debt Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xix.

The Lipper High Yield Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

III

xx.

Lipper Inflation Protected Bond Funds Average — These are equally weighted total returns using all the active funds available within the category Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. Inflation protected bond funds invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

xxi.

The Lipper International Income Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

IV

Risk Considerations

Equity securities may fluctuate in response to news on companies, industries, market conditions, and general economic environment.

Investing in foreign markets entails risks not typically associated with domestic markets, such as currency fluctuations and controls, restrictions on foreign investments, less governmental supervision and regulation, and the potential for political instability. These risks may be magnified in countries with emerging markets and frontier markets, since these countries may have relatively unstable governments and less established markets and economies.

Investing in small- to medium-sized companies entails special risks, such as limited product lines, markets, and financial resources, and greater volatility than securities of larger, more established companies.

The value of fixed income securities will fluctuate and, upon a sale, may be worth more or less than their original cost or maturity value. Bonds are subject to interest rate risk, call risk, reinvestment risk, liquidity risk, and credit risk of the issuer.

High yield bonds (bonds rated below investment grade) may have speculative characteristics and present significant risks beyond those of other securities, including greater credit risk, price volatility, and limited liquidity in the secondary market. High yield bonds should comprise only a limited portion of a balanced portfolio.

Yields are subject to change with economic conditions. Yield is only one factor that should be considered when making an investment decision.

Asset allocation and diversification do not assure a profit or protect against loss in declining financial markets.

The indices are unmanaged. An investor cannot invest directly in an index. They are shown for illustrative purposes only and do not represent the performance of any specific investment.

Because of their narrow focus, sector investments tend to be more volatile than investments that diversify across many sectors and companies.

Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected.

V

Performance of the Morgan Stanley Pathway Funds For the Six Months Ended February 28, 2019†* (unaudited)

Large Cap Equity Fund	-2.61%
Russell 1000® Index (1)	-3.07

Small-Mid Cap Equity Fund	-5.65
Russell 2500® Index (2)	-6.25

International Equity Fund	-4.56
MSCI EAFE® Index (Net) (3)	-3.58

Emerging Markets Equity Fund	1.38
MSCI Emerging Markets Index (Net) (4)	0.33

Core Fixed Income Fund	2.20
Bloomberg Barclays U.S. Aggregate BondTM Index (5)	1.99

High Yield Fund	0.89
Bloomberg Barclays U.S. Corporate High Yield Bond Index (6)	2.01

International Fixed Income Fund	2.10
FTSE Non-U.S. Dollar World Government Bond Index (USD)-Hedged (7)	3.29

Municipal Bond Fund	2.68
Bloomberg Barclays U.S. Municipal Bond Index (8)	2.34

Inflation-Linked Fixed Income Fund	-0.28
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (9)	-0.16

Ultra-Short Term Fixed Income Fund	1.05
FTSE 3-Month U.S. Treasury Bill Index (10)	1.15

Alternative Strategies Fund	-1.07
HFRX Global Hedge Fund Index (11)	-3.61

See pages VII through VIII for all footnotes.

VI

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at https://www.morganstanley.com/wealth-investmentsolutions/cgcm.

*	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.50%. Effective October 1, 2018, the new advisory program charge is 2.00%.

1.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.

2.	The Russell 2500® Index includes the smallest 2,500 U.S. companies out of the Russell 3000® Index universe. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE® Index (Net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

4.	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to nonresident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

5.	The Bloomberg Barclays U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

6.	The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

7.

The FTSE Non-U.S. Dollar World Government Bond Index (USD)-Hedged and Unhedged are each sub-indices of the FTSE World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the

VII

index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

8.	The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

9.	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3/BBB- or better), have at lease one year to final maturity, and at least $250 million par amount outstanding.

10.	The FTSE 3-Month U.S. Treasury Bill Index — Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization.

11.	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

VIII

Fund Expenses

(unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) annual advisory program fees, which may be up to 2.50%; effective October 1, 2018, the new advisory program charge is 2.00%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on September 1, 2018 and held for the six months ended February 28, 2019.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on Actual Total Return(1)

Fund	Total Return Without Annual Advisory Program Fees(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expense Paid During the Period(3)
Large Cap Equity Fund	-2.61%	$1,000.00	$973.90	0.48%	$2.35
Small-Mid Cap Equity Fund	-5.65%	1,000.00	943.50	0.64%	3.08
International Equity Fund	-4.56%	1,000.00	954.40	0.67%	3.25
Emerging Markets Equity Fund	1.38%	1,000.00	1,013.80	0.82%	4.09
Core Fixed Income Fund	2.20%	1,000.00	1,022.00	0.55%	2.76
High Yield Fund	0.89%	1,000.00	1,008.90	1.04%	5.18
International Fixed Income Fund	2.10%	1,000.00	1,021.00	1.09%	5.46
Municipal Bond Fund	2.68%	1,000.00	1,026.80	0.72%	3.62
Inflation-Linked Fixed Income Fund	-0.28%	1,000.00	997.20	1.26%	6.24
Ultra-Short Term Fixed Income Fund	1.05%	1,000.00	1,010.50	0.88%	4.39
Alternative Strategies Fund	-1.07%	1,000.00	989.30	1.36%	6.71

(1)	For the six months ended February 28, 2019.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which may be up to 2.00% depending on the particular program through which you invest. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided by 365 days (to reflect the one-half year period).

Fund Expenses

(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per year/period before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expense Paid During the Period(2)
Large Cap Equity Fund	5.00%	$1,000.00	$1,022.41	0.48%	$2.41
Small-Mid Cap Equity Fund	5.00%	1,000.00	1,021.62	0.64%	3.21
International Equity Fund	5.00%	1,000.00	1,021.47	0.67%	3.36
Emerging Markets Equity Fund	5.00%	1,000.00	1,020.73	0.82%	4.11
Core Fixed Income Fund	5.00%	1,000.00	1,022.07	0.55%	2.76
High Yield Fund	5.00%	1,000.00	1,019.64	1.04%	5.21
International Fixed Income Fund	5.00%	1,000.00	1,019.39	1.09%	5.46
Municipal Bond Fund	5.00%	1,000.00	1,021.22	0.72%	3.61
Inflation-Linked Fixed Income Fund	5.00%	1,000.00	1,018.55	1.26%	6.31
Ultra-Short Term Fixed Income Fund	5.00%	1,000.00	1,020.43	0.88%	4.41
Alternative Strategies Fund	5.00%	1,000.00	1,018.05	1.36%	6.80

(1)	For the six months ended February 28, 2019.
(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided 365 (to reflect the one-half year period).

Schedules of Investments

February 28, 2019 (unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 92.1%

COMMUNICATION SERVICES — 7.9%

Diversified Telecommunication Services — 1.9%
464,510	AT&T Inc.	$14,455,551
29,019	CenturyLink Inc.	382,761
255,140	Verizon Communications Inc.	14,522,569
6,868	Zayo Group Holdings Inc.*	170,326

	Total Diversified Telecommunication Services	29,531,207

Entertainment — 1.5%
76,318	Activision Blizzard Inc.	3,216,041
3,245	Cinemark Holdings Inc.	122,109
51,026	Electronic Arts Inc.*	4,887,270
896	Liberty Media Corp-Liberty Formula One, Class A Shares*	27,543
6,003	Liberty Media Corp-Liberty Formula One, Class C Shares*	186,813
1,492	Lions Gate Entertainment Corp., Class A Shares	23,051
3,040	Lions Gate Entertainment Corp., Class B Shares	44,658
4,275	Live Nation Entertainment Inc.*	241,794
549	Madison Square Garden Co. (The), Class A Shares*	158,189
12,473	Netflix Inc.*	4,466,581
3,425	Take-Two Interactive Software Inc.*	298,865
31,231	Twenty-First Century Fox Inc., Class A Shares	1,574,979
14,416	Twenty-First Century Fox Inc., Class B Shares	723,107
304	Viacom Inc., Class A Shares	10,382
10,550	Viacom Inc., Class B Shares	308,271
70,482	Walt Disney Co. (The)	7,953,189
23,176	Zynga Inc., Class A Shares*	120,979

	Total Entertainment	24,363,821

Interactive Media & Services — 3.6%
19,302	Alphabet Inc., Class A Shares*	21,744,668
12,501	Alphabet Inc., Class C Shares*	14,000,120
128,875	Facebook Inc., Class A Shares*	20,806,869
2,260	IAC/InterActiveCorp.*	481,493
1,592	Match Group Inc.(a)	88,165
3,112	TripAdvisor Inc.*	165,465
21,007	Twitter Inc.*	646,595
1,686	Zillow Group Inc., Class A Shares*	69,851
3,679	Zillow Group Inc., Class C Shares*	153,782

	Total Interactive Media & Services	58,157,008

Media — 0.8%
1,421	AMC Networks Inc., Class A Shares*	93,374
112	Cable One Inc.	106,287
9,776	CBS Corp., Class B Shares	490,853
5,222	Charter Communications Inc., Class A Shares*	1,801,120
201,030	Comcast Corp., Class A Shares	7,773,830
4,661	Discovery Inc., Class A Shares*	134,703
10,517	Discovery Inc., Class C Shares*	286,588
6,899	DISH Network Corp., Class A Shares*	224,286
3,055	GCI Liberty Inc., Class A Shares*	163,565
11,665	Interpublic Group of Cos., Inc. (The)	268,645
1,383	John Wiley & Sons Inc., Class A Shares	71,764
790	Liberty Broadband Corp., Class A Shares*	70,563
3,157	Liberty Broadband Corp., Class C Shares*	282,552
2,554	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	104,459
5,012	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	206,545

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

COMMUNICATION SERVICES — 7.9% — (continued)

Media — 0.8% — (continued)
11,011	News Corp., Class A Shares	$143,363
4,110	News Corp., Class B Shares	54,704
6,745	Omnicom Group Inc.	510,596
38,994	Sirius XM Holdings Inc.	231,234
2,508	Tribune Media Co., Class A Shares	115,945

	Total Media	13,134,976

Wireless Telecommunication Services — 0.1%
19,856	Sprint Corp.*	126,086
2,906	Telephone & Data Systems Inc.	93,137
9,001	T-Mobile US Inc.*	649,962
511	United States Cellular Corp.*	23,859

	Total Wireless Telecommunication Services	893,044

	TOTAL COMMUNICATION SERVICES	126,080,056

CONSUMER DISCRETIONARY — 9.8%

Auto Components — 0.5%
33,535	Adient PLC	651,920
58,203	Aptiv PLC	4,837,251
6,432	BorgWarner Inc.	261,204
2,301	Garrett Motion Inc.*	38,519
8,170	Gentex Corp.	166,178
85,821	Goodyear Tire & Rubber Co. (The)	1,697,539
1,943	Lear Corp.	295,472
17,326	Tenneco Inc., Class A Shares	599,480
875	Visteon Corp.*	74,952

	Total Auto Components	8,622,515

Automobiles — 0.3%
115,936	Ford Motor Co.	1,016,759
39,154	General Motors Co.	1,545,800
4,527	Harley-Davidson Inc.	168,042
4,094	Tesla Inc.*	1,309,589
1,451	Thor Industries Inc.	93,691

	Total Automobiles	4,133,881

Distributors — 0.1%
4,335	Genuine Parts Co.	471,561
9,587	LKQ Corp.*	265,560
1,193	Pool Corp.	190,331

	Total Distributors	927,452

Diversified Consumer Services — 0.3%
1,740	Bright Horizons Family Solutions Inc.*	215,760
2,038	frontdoor Inc.*	65,216
127	Graham Holdings Co., Class B Shares	86,831
1,431	Grand Canyon Education Inc.*	165,538
6,158	H&R Block Inc.	148,716
38,878	New Oriental Education & Technology Group Inc., ADR*	3,190,329
5,158	Service Corp. International	213,232
4,077	ServiceMaster Global Holdings Inc.*	184,117

	Total Diversified Consumer Services	4,269,739

Hotels, Restaurants & Leisure — 1.2%
6,921	Aramark	209,706
16,533	Caesars Entertainment Corp.*	142,514

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 9.8% — (continued)

Hotels, Restaurants & Leisure — 1.2% — (continued)
11,811	Carnival Corp.	$682,203
3,479	Chipotle Mexican Grill Inc., Class A Shares*	2,113,597
1,038	Choice Hotels International Inc.	82,874
3,760	Darden Restaurants Inc.	421,534
1,256	Domino’s Pizza Inc.	315,181
2,281	Dunkin’ Brands Group Inc.	162,977
5,326	Extended Stay America Inc.	97,146
3,173	Hilton Grand Vacations Inc.*	100,870
8,179	Hilton Worldwide Holdings Inc.	679,675
1,262	Hyatt Hotels Corp., Class A Shares	91,836
3,112	International Game Technology PLC	53,682
10,451	Las Vegas Sands Corp.	642,005
8,397	Marriott International Inc., Class A Shares	1,051,892
23,248	McDonald’s Corp.	4,273,912
14,794	MGM Resorts International	395,740
6,656	Norwegian Cruise Line Holdings Ltd.*	369,608
5,050	Royal Caribbean Cruises Ltd.	598,324
2,187	Six Flags Entertainment Corp.	121,838
36,153	Starbucks Corp.	2,540,110
1,216	Vail Resorts Inc.	253,402
5,249	Wendy’s Co. (The)	90,965
2,883	Wyndham Destinations Inc.	129,821
3,004	Wyndham Hotels & Resorts Inc.	157,920
2,983	Wynn Resorts Ltd.	377,469
57,285	Yum China Holdings Inc.	2,389,930
9,423	Yum! Brands Inc.	890,474

	Total Hotels, Restaurants & Leisure	19,437,205

Household Durables — 0.3%
10,457	DR Horton Inc.	406,673
3,482	Garmin Ltd.	292,383
3,928	Leggett & Platt Inc.	178,410
8,703	Lennar Corp., Class A Shares	417,570
600	Lennar Corp., Class B Shares	23,082
1,776	Mohawk Industries Inc.*	241,749
12,956	Newell Brands Inc.	210,276
96	NVR Inc.*	251,520
7,657	PulteGroup Inc.	206,739
1,405	Tempur Sealy International Inc.*	81,785
4,274	Toll Brothers Inc.	152,154
22,374	Whirlpool Corp.	3,166,145

	Total Household Durables	5,628,486

Internet & Direct Marketing Retail — 3.4%
31,751	Alibaba Group Holding Ltd., ADR*	5,811,386
18,990	Amazon.com Inc.*	31,140,372
2,875	Booking Holdings Inc.*	4,878,990
170,013	eBay Inc.	6,315,983
3,653	Expedia Group Inc.	450,451
12,198	GrubHub Inc.*	995,113
3,985	MercadoLibre Inc.*	1,828,278
156,050	Qurate Retail Inc., Class A Shares*	2,810,461
1,705	Wayfair Inc., Class A Shares*	282,484

	Total Internet & Direct Marketing Retail	54,513,518

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 9.8% — (continued)

Leisure Products — 0.0%
2,630	Brunswick Corp.	$138,706
3,539	Hasbro Inc.	300,461
9,893	Mattel Inc.*	142,657
1,767	Polaris Industries Inc.	150,602

	Total Leisure Products	732,426

Multiline Retail — 0.7%
7,838	Dollar General Corp.	928,489
83,293	Dollar Tree Inc.*	8,023,615
5,070	Kohl’s Corp.	342,377
9,273	Macy’s Inc.	229,878
3,586	Nordstrom Inc.	169,546
15,747	Target Corp.	1,143,862

	Total Multiline Retail	10,837,767

Specialty Retail — 2.1%
2,120	Advance Auto Parts Inc.	342,974
1,664	AutoNation Inc.*	58,673
749	AutoZone Inc.*	703,288
7,152	Best Buy Co., Inc.	492,344
2,022	Burlington Stores Inc.*	343,214
5,281	CarMax Inc.*	327,950
2,169	Dick’s Sporting Goods Inc.	84,721
1,295	Floor & Decor Holdings Inc., Class A Shares*	48,148
3,531	Foot Locker Inc.	210,165
6,549	Gap Inc. (The)	166,345
47,464	Home Depot Inc. (The)	8,787,485
6,940	L Brands Inc.	181,412
151,299	Lowe’s Cos., Inc.	15,900,012
3,104	Michaels Cos., Inc. (The)*	43,891
2,377	O’Reilly Automotive Inc.*	884,149
1,074	Penske Automotive Group Inc.	47,728
19,044	Ross Stores Inc.	1,805,942
3,687	Tiffany & Co.	350,412
37,048	TJX Cos., Inc. (The)	1,900,192
3,702	Tractor Supply Co.	352,986
1,692	Ulta Beauty Inc.*	528,733
2,081	Urban Outfitters Inc.*	64,199
2,290	Williams-Sonoma Inc.(a)	133,186

	Total Specialty Retail	33,758,149

Textiles, Apparel & Luxury Goods — 0.9%
37,602	Canada Goose Holdings Inc.*(a)	2,139,930
4,254	Capri Holdings Ltd.*	193,982
1,369	Carter’s Inc.	133,395
970	Columbia Sportswear Co.	99,862
133,648	Hanesbrands Inc.	2,484,516
2,894	lululemon athletica Inc.*	435,315
73,221	NIKE Inc., Class B Shares	6,277,236
2,321	PVH Corp.	266,544
1,628	Ralph Lauren Corp., Class A Shares	203,777
3,866	Skechers U.S.A. Inc., Class A Shares*	130,014
8,744	Tapestry Inc.	305,515
5,514	Under Armour Inc., Class A Shares*	124,341

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 9.8% — (continued)

Textiles, Apparel & Luxury Goods — 0.9% — (continued)
6,058	Under Armour Inc., Class C Shares*	$121,645
9,531	V.F. Corp.	832,628

	Total Textiles, Apparel & Luxury Goods	13,748,700

	TOTAL CONSUMER DISCRETIONARY	156,609,838

CONSUMER STAPLES — 5.7%

Beverages — 2.0%
29,380	Anheuser-Busch InBev SA, ADR(a)	2,296,341
1,557	Brown-Forman Corp., Class A Shares	76,760
8,568	Brown-Forman Corp., Class B Shares	424,030
412,508	Coca-Cola Co. (The)	18,703,113
4,617	Constellation Brands Inc., Class A Shares	781,011
5,206	Keurig Dr Pepper Inc.	130,931
49,921	Molson Coors Brewing Co., Class B Shares	3,078,129
11,712	Monster Beverage Corp.*	747,577
42,408	PepsiCo Inc.	4,904,061

	Total Beverages	31,141,953

Food & Staples Retailing — 0.9%
1,052	Casey’s General Stores Inc.	141,746
30,954	Costco Wholesale Corp.	6,770,878
23,345	Kroger Co. (The)	684,709
3,218	Sprouts Farmers Market Inc.*	75,044
14,092	Sysco Corp.	951,915
6,529	US Foods Holding Corp.*	230,082
24,238	Walgreens Boots Alliance Inc.	1,725,503
42,710	Walmart Inc.	4,227,863

	Total Food & Staples Retailing	14,807,740

Food Products — 1.6%
197,163	Archer-Daniels-Midland Co.	8,379,427
4,007	Bunge Ltd.	212,692
5,377	Campbell Soup Co.	193,679
14,624	Conagra Brands Inc.	341,763
5,576	Flowers Foods Inc.	114,141
17,478	General Mills Inc.	823,738
2,774	Hain Celestial Group Inc. (The)*	54,565
4,258	Hershey Co. (The)	471,275
8,234	Hormel Foods Corp.	357,026
2,144	Ingredion Inc.	198,213
3,336	J.M. Smucker Co. (The)	353,316
7,531	Kellogg Co.	423,694
18,205	Kraft Heinz Co. (The)	604,224
4,443	Lamb Weston Holdings Inc.	307,944
12,265	McCormick & Co., Inc.	1,667,795
199,925	Mondelez International Inc., Class A Shares	9,428,463
1,992	Pilgrim’s Pride Corp.*	39,183
1,977	Post Holdings Inc.*	201,417
9	Seaboard Corp.	35,093
1,514	TreeHouse Foods Inc.*	91,718
8,824	Tyson Foods Inc., Class A Shares	544,088

	Total Food Products	24,843,454

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 5.7% — (continued)

Household Products — 0.7%
7,409	Church & Dwight Co., Inc.	$487,512
3,764	Clorox Co. (The)	594,825
25,428	Colgate-Palmolive Co.	1,674,942
1,671	Energizer Holdings Inc.	76,666
10,365	Kimberly-Clark Corp.	1,210,943
74,568	Procter & Gamble Co. (The)	7,348,677
1,255	Spectrum Brands Holdings Inc.	67,983

	Total Household Products	11,461,548

Personal Products — 0.1%
14,122	Coty Inc., Class A Shares(a)	155,342
6,333	Estee Lauder Cos., Inc. (The), Class A Shares	993,901
3,287	Herbalife Nutrition Ltd.*	184,401
1,667	Nu Skin Enterprises Inc., Class A Shares	100,203

	Total Personal Products	1,433,847

Tobacco — 0.4%
56,679	Altria Group Inc.	2,970,546
46,501	Philip Morris International Inc.	4,042,797

	Total Tobacco	7,013,343

	TOTAL CONSUMER STAPLES	90,701,885

ENERGY — 5.2%

Energy Equipment & Services — 0.9%
2,351	Apergy Corp.*	98,695
15,345	Baker Hughes a GE Co., Class A Shares	404,801
254,150	Halliburton Co.	7,799,864
3,284	Helmerich & Payne Inc.	177,993
11,171	Nabors Industries Ltd.	36,194
125,130	National Oilwell Varco Inc.	3,521,158
6,492	Patterson-UTI Energy Inc.	86,084
1,750	RPC Inc.	18,813
70,055	Schlumberger Ltd.	3,086,623
15,646	Transocean Ltd.*	127,828
33,712	Weatherford International PLC*	21,764

	Total Energy Equipment & Services	15,379,817

Oil, Gas & Consumable Fuels — 4.3%
14,839	Anadarko Petroleum Corp.	645,496
7,956	Antero Resources Corp.*	68,899
11,594	Apache Corp.	384,689
13,216	Cabot Oil & Gas Corp.	325,378
6,066	Centennial Resource Development Inc., Class A Shares*	55,019
7,000	Cheniere Energy Inc.*	451,150
28,989	Chesapeake Energy Corp.*	85,807
57,024	Chevron Corp.	6,818,930
2,897	Cimarex Energy Co.	208,323
5,685	CNX Resources Corp.*	60,261
5,850	Concho Resources Inc.	643,500
141,785	ConocoPhillips	9,620,112
2,618	Continental Resources Inc.*	116,789
14,177	Devon Energy Corp.	418,363
4,753	Diamondback Energy Inc.	489,226
62,401	EOG Resources Inc.	5,865,694
7,698	EQT Corp.	139,488

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 5.2% — (continued)

Oil, Gas & Consumable Fuels — 4.3% — (continued)
6,572	Equitrans Midstream Corp.	$115,930
3,354	Extraction Oil & Gas Inc.*	14,087
126,831	Exxon Mobil Corp.	10,023,454
7,810	Hess Corp.	451,809
4,818	HollyFrontier Corp.	246,682
57,199	Kinder Morgan Inc.	1,095,933
7,953	Kosmos Energy Ltd.*	50,899
463,226	Marathon Oil Corp.	7,689,552
19,896	Marathon Petroleum Corp.	1,233,751
4,815	Murphy Oil Corp.	139,153
13,823	Noble Energy Inc.	306,179
134,391	Occidental Petroleum Corp.	8,889,965
12,352	ONEOK Inc.	793,740
7,871	Parsley Energy Inc., Class A Shares*	142,780
3,452	PBF Energy Inc., Class A Shares	107,254
12,452	Phillips 66	1,199,875
20,787	Pioneer Natural Resources Co.	2,929,928
7,159	QEP Resources Inc.*	55,554
5,829	Range Resources Corp.	62,370
2,527	SM Energy Co.	41,291
109,903	Suncor Energy Inc.	3,787,257
6,885	Targa Resources Corp.	277,052
12,600	Valero Energy Corp.	1,027,656
2,895	Whiting Petroleum Corp.*	70,551
35,844	Williams Cos., Inc. (The)	956,676
12,309	WPX Energy Inc.*	151,893

	Total Oil, Gas & Consumable Fuels	68,258,395

	TOTAL ENERGY	83,638,212

FINANCIALS — 11.6%

Banks — 3.2%
4,919	Associated Banc-Corp	114,514
273,858	Bank of America Corp.	7,963,791
1,161	Bank of Hawaii Corp.	95,469
3,678	Bank OZK	120,638
3,062	BankUnited Inc.	111,732
169,361	BB&T Corp.	8,632,330
984	BOK Financial Corp.	88,993
3,208	CIT Group Inc.	163,512
73,135	Citigroup Inc.	4,679,177
14,124	Citizens Financial Group Inc.	521,741
4,886	Comerica Inc.	425,619
3,017	Commerce Bancshares Inc.	189,860
1,713	Cullen/Frost Bankers Inc.	177,604
4,053	East West Bancorp Inc.	221,334
19,878	Fifth Third Bancorp	548,235
252	First Citizens BancShares Inc., Class A Shares	110,018
3,308	First Hawaiian Inc.	89,184
10,040	First Horizon National Corp.	156,925
4,758	First Republic Bank	499,495
9,560	FNB Corp.	117,014
32,001	Huntington Bancshares Inc.	461,134
99,066	JPMorgan Chase & Co.	10,338,528
30,285	KeyCorp	534,833

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 11.6% — (continued)

Banks — 3.2% — (continued)
4,108	M&T Bank Corp.	$710,930
3,800	PacWest Bancorp	155,876
11,220	People’s United Financial Inc.	199,267
2,272	Pinnacle Financial Partners Inc.	133,344
13,888	PNC Financial Services Group Inc. (The)	1,750,166
3,077	Popular Inc.	173,481
2,023	Prosperity Bancshares Inc.	150,612
31,354	Regions Financial Corp.	514,206
1,601	Signature Bank	217,352
6,760	Sterling Bancorp	137,431
13,210	SunTrust Banks Inc.	856,933
1,604	SVB Financial Group*	396,445
3,573	Synovus Financial Corp.	141,777
4,735	TCF Financial Corp.	108,432
1,518	Texas Capital Bancshares Inc.*	92,644
5,802	Umpqua Holdings Corp.	105,480
45,284	US Bancorp	2,340,730
2,778	Webster Financial Corp.	159,513
127,018	Wells Fargo & Co.	6,336,928
2,917	Western Alliance Bancorp*	134,970
1,485	Wintrust Financial Corp.	109,400
5,754	Zions Bancorporation	294,029

	Total Banks	51,581,626

Capital Markets — 3.5%
18,238	Affiliated Managers Group Inc.	1,999,067
41,232	Ameriprise Financial Inc.	5,427,368
170,071	Bank of New York Mellon Corp. (The)	8,925,326
8,152	BGC Partners Inc., Class A Shares	49,972
8,559	BlackRock Inc., Class A Shares	3,793,520
3,389	Cboe Global Markets Inc.	325,039
148,657	Charles Schwab Corp. (The)	6,839,709
10,585	CME Group Inc., Class A Shares	1,925,517
7,719	E*Trade Financial Corp.	378,154
3,381	Eaton Vance Corp.	141,495
1,218	Evercore Inc., Class A Shares	112,178
1,149	FactSet Research Systems Inc.	270,210
8,914	Franklin Resources Inc.	290,686
10,432	Goldman Sachs Group Inc. (The)	2,051,974
2,238	Interactive Brokers Group Inc., Class A Shares	123,605
93,221	Intercontinental Exchange Inc.	7,192,000
11,438	Invesco Ltd.	221,325
3,594	Lazard Ltd., Class A Shares	134,523
2,044	Legg Mason Inc.	59,787
2,603	LPL Financial Holdings Inc.	196,292
1,110	MarketAxess Holdings Inc.	270,707
4,911	Moody’s Corp.	850,192
36,294	Morgan Stanley(b)	1,523,622
550	Morningstar Inc.	69,608
14,284	MSCI Inc., Class A Shares	2,638,540
3,503	Nasdaq Inc.	320,770
6,194	Northern Trust Corp.	577,281
3,980	Raymond James Financial Inc.	328,668
35,888	S&P Global Inc.	7,190,879
3,980	SEI Investments Co.	209,945

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 11.6% — (continued)

Capital Markets — 3.5% — (continued)
11,348	State Street Corp.	$815,581
6,946	T. Rowe Price Group Inc.	697,587
8,543	TD Ameritrade Holding Corp.	481,227
1,319	Virtu Financial Inc., Class A Shares	33,160

	Total Capital Markets	56,465,514

Consumer Finance — 0.5%
12,823	Ally Financial Inc.	347,375
40,276	American Express Co.	4,339,336
14,195	Capital One Financial Corp.	1,186,418
329	Credit Acceptance Corp.*	144,714
10,157	Discover Financial Services	727,343
6,423	Navient Corp.	78,489
2,099	OneMain Holdings Inc., Class A Shares	69,267
3,504	Santander Consumer USA Holdings Inc.	71,972
13,186	SLM Corp.*	145,705
22,511	Synchrony Financial	734,084

	Total Consumer Finance	7,844,703

Diversified Financial Services — 0.8%
5,996	AXA Equitable Holdings Inc.	114,644
57,994	Berkshire Hathaway Inc., Class B Shares*	11,674,192
8,822	Jefferies Financial Group Inc.	178,822
4,713	Voya Financial Inc.	238,336

	Total Diversified Financial Services	12,205,994

Insurance — 3.5%
137,151	Aflac Inc.	6,739,600
436	Alleghany Corp.	280,331
90,152	Allstate Corp. (The)	8,508,546
2,214	American Financial Group Inc.	220,647
202,285	American International Group Inc.	8,738,712
167	American National Insurance Co.	24,581
7,154	Aon PLC	1,227,126
11,185	Arch Capital Group Ltd.*	365,414
5,472	Arthur J. Gallagher & Co.	439,292
20,668	Assurant Inc.	2,128,597
3,199	Assured Guaranty Ltd.	133,590
4,755	Athene Holding Ltd., Class A Shares*	211,835
2,381	Axis Capital Holdings Ltd.	135,884
3,642	Brighthouse Financial Inc.*	141,018
6,932	Brown & Brown Inc.	205,326
13,722	Chubb Ltd.	1,837,376
4,659	Cincinnati Financial Corp.	404,494
1,018	CNA Financial Corp.	43,998
747	Erie Indemnity Co., Class A Shares	133,130
1,226	Everest Re Group Ltd.	277,211
8,010	Fidelity National Financial Inc.	281,071
3,257	First American Financial Corp.	165,423
1,263	Hanover Insurance Group Inc. (The)	149,931
10,540	Hartford Financial Services Group Inc. (The)	520,254
73,249	Lincoln National Corp.	4,579,527
8,438	Loews Corp.	401,818
412	Markel Corp.*	414,011
97,737	Marsh & McLennan Cos., Inc.	9,091,496

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 11.6% — (continued)

Insurance — 3.5% — (continued)
827	Mercury General Corp.	$43,806
25,187	MetLife Inc.	1,138,200
8,583	Old Republic International Corp.	179,041
8,315	Principal Financial Group Inc.	437,702
17,241	Progressive Corp. (The)	1,256,869
12,355	Prudential Financial Inc.	1,184,227
1,871	Reinsurance Group of America Inc., Class A Shares	270,341
1,189	RenaissanceRe Holdings Ltd.	174,842
3,061	Torchmark Corp.	252,716
7,857	Travelers Cos., Inc. (The)	1,044,274
6,396	Unum Group	238,955
93	White Mountains Insurance Group Ltd.	87,363
3,920	Willis Towers Watson PLC	674,318
2,682	WR Berkley Corp.	224,376

	Total Insurance	55,007,269

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
15,690	AGNC Investment Corp.	276,928
39,699	Annaly Capital Management Inc.	402,151
4,886	Chimera Investment Corp.	90,342
13,603	MFA Financial Inc.	98,894
10,994	New Residential Investment Corp.	181,841
8,134	Starwood Property Trust Inc.	182,446
7,445	Two Harbors Investment Corp.	103,262

	Total Mortgage Real Estate Investment Trusts (REITs)	1,335,864

Thrifts & Mortgage Finance — 0.0%
14,234	New York Community Bancorp Inc.	178,068
1,501	TFS Financial Corp.	25,712

	Total Thrifts & Mortgage Finance	203,780

	TOTAL FINANCIALS	184,644,750

HEALTH CARE — 15.0%

Biotechnology — 2.1%
45,363	AbbVie Inc.	3,594,564
1,532	Agios Pharmaceuticals Inc.*	99,381
44,479	Alexion Pharmaceuticals Inc.*	6,019,343
4,562	Alkermes PLC*	151,778
2,756	Alnylam Pharmaceuticals Inc.*	234,260
19,082	Amgen Inc.	3,627,107
13,672	Biogen Inc.*	4,484,553
20,089	BioMarin Pharmaceutical Inc.*	1,873,500
1,493	Bluebird Bio Inc.*	231,743
20,882	Celgene Corp.*	1,735,712
25,824	Exact Sciences Corp.*	2,349,984
8,895	Exelixis Inc.*	199,159
38,745	Gilead Sciences Inc.	2,519,200
5,322	Incyte Corp.*	458,916
3,706	Ionis Pharmaceuticals Inc.*	263,089
2,701	Neurocrine Biosciences Inc.*	208,652
4,554	Regeneron Pharmaceuticals Inc.*	1,961,590
1,376	Sage Therapeutics Inc.*	219,128
7,974	Sarepta Therapeutics Inc.*	1,150,170
3,187	Seattle Genetics Inc.*	236,730
1,250	United Therapeutics Corp.*	157,862

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.0% — (continued)

Biotechnology — 2.1% — (continued)
7,621	Vertex Pharmaceuticals Inc.*	$1,438,464

	Total Biotechnology	33,214,885

Health Care Equipment & Supplies — 4.0%
157,017	Abbott Laboratories	12,187,660
1,251	ABIOMED Inc.*	418,459
9,554	Align Technology Inc.*	2,474,199
118,502	Baxter International Inc.	8,855,654
7,928	Becton Dickinson and Co.	1,972,407
41,227	Boston Scientific Corp.*	1,654,027
1,115	Cantel Medical Corp.	81,975
1,466	Cooper Cos., Inc. (The)	419,261
18,500	Danaher Corp.	2,349,870
6,630	DENTSPLY SIRONA Inc.	276,869
2,647	DexCom Inc.*	368,807
17,621	Edwards Lifesciences Corp.*	2,983,059
2,045	Hill-Rom Holdings Inc.	216,872
7,900	Hologic Inc.*	372,485
472	ICU Medical Inc.*	115,999
16,003	IDEXX Laboratories Inc.*	3,377,113
1,710	Insulet Corp.*	160,586
2,146	Integra LifeSciences Holdings Corp.*	118,223
3,362	Intuitive Surgical Inc.*	1,841,065
1,399	Masimo Corp.*	183,661
207,571	Medtronic PLC	18,785,175
929	Penumbra Inc.*	124,179
4,262	ResMed Inc.	436,557
2,400	STERIS PLC	290,304
10,222	Stryker Corp.	1,926,949
1,382	Teleflex Inc.	400,559
2,774	Varian Medical Systems Inc.*	372,715
2,061	West Pharmaceutical Services Inc.	215,890
5,980	Zimmer Biomet Holdings Inc.	742,238

	Total Health Care Equipment & Supplies	63,722,817

Health Care Providers & Services — 3.9%
2,622	Acadia Healthcare Co., Inc.*	68,932
4,691	AmerisourceBergen Corp., Class A Shares	390,760
7,788	Anthem Inc.	2,342,085
143,337	Cardinal Health Inc.	7,788,933
12,248	Centene Corp.*	745,781
446	Chemed Corp.	146,957
48,552	Cigna Corp.	8,469,411
1,840	Covetrus Inc.*	65,835
154,641	CVS Health Corp.	8,942,889
3,928	DaVita Inc.*	223,503
2,976	Encompass Health Corp.	187,905
66,012	HCA Healthcare Inc.	9,178,308
4,602	Henry Schein Inc.*	272,899
4,103	Humana Inc.	1,169,519
3,053	Laboratory Corp. of America Holdings*	452,577
5,754	McKesson Corp.	731,679
2,516	MEDNAX Inc.*	82,801
1,884	Molina Healthcare Inc.*	253,643
1,582	Premier Inc., Class A Shares*	57,869

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.0% — (continued)

Health Care Providers & Services — 3.9% — (continued)
88,952	Quest Diagnostics Inc.	$7,698,796
52,009	UnitedHealth Group Inc.	12,597,620
2,536	Universal Health Services Inc., Class B Shares	352,073
1,522	WellCare Health Plans Inc.*	385,949

	Total Health Care Providers & Services	62,606,724

Health Care Technology — 0.0%
9,612	Cerner Corp.*	537,792
3,512	Veeva Systems Inc., Class A Shares*	414,100

	Total Health Care Technology	951,892

Life Sciences Tools & Services — 0.9%
9,365	Agilent Technologies Inc.	743,955
641	Bio-Rad Laboratories Inc., Class A Shares*	173,647
1,139	Bio-Techne Corp.	220,852
3,043	Bruker Corp.	116,273
1,433	Charles River Laboratories International Inc.*	203,730
14,171	Illumina Inc.*	4,432,264
4,762	IQVIA Holdings Inc.*	667,156
744	Mettler-Toledo International Inc.*	506,597
3,336	PerkinElmer Inc.	314,118
1,697	PRA Health Sciences Inc.*	181,545
6,725	QIAGEN NV*	258,442
22,792	Thermo Fisher Scientific Inc.	5,916,119
2,277	Waters Corp.*	551,535

	Total Life Sciences Tools & Services	14,286,233

Pharmaceuticals — 4.1%
10,140	Allergan PLC	1,396,379
95,962	Bristol-Myers Squibb Co.	4,957,397
4,437	Catalent Inc.*	191,767
2,200	Elanco Animal Health Inc.*(a)	66,528
28,146	Eli Lilly & Co.	3,554,558
1,661	Jazz Pharmaceuticals PLC*	232,590
148,474	Johnson & Johnson	20,287,487
176,516	Merck & Co., Inc.	14,348,986
15,567	Mylan NV*	410,813
4,870	Nektar Therapeutics, Class A Shares*	197,430
3,871	Perrigo Co. PLC	188,518
346,493	Pfizer Inc.	15,020,472
43,740	Zoetis Inc., Class A Shares	4,121,620

	Total Pharmaceuticals	64,974,545

	TOTAL HEALTH CARE	239,757,096

INDUSTRIALS — 8.7%

Aerospace & Defense — 2.2%
12,318	Arconic Inc.	227,760
16,030	Boeing Co. (The)	7,052,559
2,964	BWX Technologies Inc.	155,165
1,333	Curtiss-Wright Corp.	164,346
7,740	General Dynamics Corp.	1,317,503
3,596	Harris Corp.	593,088
1,179	HEICO Corp.	110,508
2,298	HEICO Corp., Class A Shares	183,817
2,703	Hexcel Corp.	194,994

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 8.7% — (continued)

Aerospace & Defense — 2.2% — (continued)
1,289	Huntington Ingalls Industries Inc.	$269,929
2,375	L3 Technologies Inc.	502,906
7,425	Lockheed Martin Corp.	2,297,369
31,106	Northrop Grumman Corp.	9,019,496
48,986	Raytheon Co.	9,135,889
2,994	Spirit AeroSystems Holdings Inc., Class A Shares	295,807
1,089	Teledyne Technologies Inc.*	257,048
7,262	Textron Inc.	394,327
1,450	TransDigm Group Inc.*	629,430
24,257	United Technologies Corp.	3,048,377

	Total Aerospace & Defense	35,850,318

Air Freight & Logistics — 0.4%
4,142	CH Robinson Worldwide Inc.	374,354
5,215	Expeditors International of Washington Inc.	390,864
7,301	FedEx Corp.	1,321,481
37,642	United Parcel Service Inc., Class B Shares	4,148,148
3,722	XPO Logistics Inc.*	187,403

	Total Air Freight & Logistics	6,422,250

Airlines — 0.2%
3,643	Alaska Air Group Inc.	224,773
12,535	American Airlines Group Inc.	446,622
947	Copa Holdings SA, Class A Shares	83,497
18,978	Delta Air Lines Inc.	940,929
9,234	JetBlue Airways Corp.*	154,208
15,242	Southwest Airlines Co.	854,162
7,336	United Continental Holdings Inc.*	644,174

	Total Airlines	3,348,365

Building Products — 0.9%
2,705	Allegion PLC	243,342
3,995	AO Smith Corp.	207,460
106,855	Armstrong World Industries Inc.	7,819,649
4,411	Fortune Brands Home & Security Inc.	207,846
133,502	Johnson Controls International PLC	4,708,616
1,086	Lennox International Inc.	266,342
9,240	Masco Corp.	347,054
3,119	Owens Corning	155,732
3,836	Resideo Technologies Inc.*	98,585
2,345	USG Corp.	101,093

	Total Building Products	14,155,719

Commercial Services & Supplies — 0.7%
3,641	ADT Inc.(a)	29,128
2,648	Cintas Corp.	547,077
1,632	Clean Harbors Inc.*	110,976
6,147	Copart Inc.*	360,644
3,800	KAR Auction Services Inc.	179,170
6,599	Republic Services Inc., Class A Shares	517,560
4,293	Rollins Inc.	170,260
2,433	Stericycle Inc.*	108,463
92,846	Waste Management Inc.	9,400,658

	Total Commercial Services & Supplies	11,423,936

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 8.7% — (continued)

Construction & Engineering — 0.3%
50,381	AECOM*	$1,559,796
1,495	Arcosa Inc.	50,067
4,297	Fluor Corp.	161,567
3,864	Jacobs Engineering Group Inc.	285,086
54,106	Quanta Services Inc.	1,928,338
712	Valmont Industries Inc.	97,252

	Total Construction & Engineering	4,082,106

Electrical Equipment — 0.3%
1,231	Acuity Brands Inc.	160,178
6,927	AMETEK Inc.	551,251
12,991	Eaton Corp. PLC	1,036,292
18,710	Emerson Electric Co.	1,275,087
1,240	GrafTech International Ltd.	17,881
1,654	Hubbell Inc., Class B Shares	195,255
4,861	nVent Electric PLC	133,580
1,395	Regal Beloit Corp.	116,845
3,515	Rockwell Automation Inc.	627,638
4,910	Sensata Technologies Holding PLC*	249,084

	Total Electrical Equipment	4,363,091

Industrial Conglomerates — 0.9%
17,061	3M Co.	3,538,281
1,627	Carlisle Cos., Inc.	200,251
258,046	General Electric Co.	2,681,098
40,711	Honeywell International Inc.	6,272,344
2,995	Roper Technologies Inc.	969,331

	Total Industrial Conglomerates	13,661,305

Machinery — 1.2%
1,882	AGCO Corp.	127,186
3,176	Allison Transmission Holdings Inc.	157,847
28,660	Caterpillar Inc.	3,936,164
2,563	Colfax Corp.*	67,817
1,502	Crane Co.	127,024
4,400	Cummins Inc.	677,996
9,685	Deere & Co.	1,588,727
3,969	Donaldson Co., Inc.	204,761
4,194	Dover Corp.	379,683
4,008	Flowserve Corp.	177,995
8,840	Fortive Corp.	721,079
3,533	Gardner Denver Holdings Inc.*	94,861
1,535	Gates Industrial Corp. PLC*	24,714
5,044	Graco Inc.	236,866
2,325	IDEX Corp.	335,033
9,868	Illinois Tool Works Inc.	1,421,781
7,207	Ingersoll-Rand PLC	760,771
2,637	ITT Inc.	152,313
86,065	Kennametal Inc.	3,243,790
1,909	Lincoln Electric Holdings Inc.	164,976
1,701	Middleby Corp. (The)*	208,526
1,778	Nordson Corp.	241,381
2,203	Oshkosh Corp.	171,415
10,068	PACCAR Inc.	682,610
3,981	Parker-Hannifin Corp.	701,293

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 8.7% — (continued)

Machinery — 1.2% — (continued)
4,761	Pentair PLC	$202,533
1,701	Snap-on Inc.	272,160
4,450	Stanley Black & Decker Inc.	589,314
1,856	Terex Corp.	62,343
2,241	Timken Co. (The)	97,237
3,216	Toro Co. (The)	220,553
4,485	Trinity Industries Inc.	104,994
1,579	WABCO Holdings Inc.*	217,160
3,781	Wabtec Corp.	276,996
4,028	Welbilt Inc.*	64,327
5,432	Xylem Inc.	410,388

	Total Machinery	19,124,614

Marine — 0.0%
1,791	Kirby Corp.*	132,928

Professional Services — 0.3%
1,085	CoStar Group Inc.*	496,420
3,625	Equifax Inc.	396,974
43,909	IHS Markit Ltd.*	2,334,641
1,664	ManpowerGroup Inc.	140,192
10,819	Nielsen Holdings PLC	283,458
3,340	Robert Half International Inc.	227,755
5,579	TransUnion	360,180
4,683	Verisk Analytics Inc., Class A Shares*	592,072

	Total Professional Services	4,831,692

Road & Rail — 0.6%
212	AMERCO	81,533
29,176	Avis Budget Group Inc.*	1,045,084
24,043	CSX Corp.	1,747,205
1,810	Genesee & Wyoming Inc., Class A Shares*	148,420
31,253	Hertz Global Holdings Inc.*	596,932
2,643	JB Hunt Transport Services Inc.	284,572
2,961	Kansas City Southern	321,683
3,825	Knight-Swift Transportation Holdings Inc., Class A Shares(a)	128,635
1,220	Landstar System Inc.	132,590
8,131	Norfolk Southern Corp.	1,457,888
1,890	Old Dominion Freight Line Inc.	284,955
1,485	Ryder System Inc.	92,308
1,355	Schneider National Inc., Class B Shares	29,661
22,146	Union Pacific Corp.	3,713,884

	Total Road & Rail	10,065,350

Trading Companies & Distributors — 0.7%
57,129	AerCap Holdings NV*	2,578,803
2,908	Air Lease Corp., Class A Shares	108,643
8,720	Fastenal Co.	548,837
5,558	HD Supply Holdings Inc.*	239,049
1,183	MSC Industrial Direct Co., Inc., Class A Shares	99,857
29,739	United Rentals Inc.*	4,002,572
3,689	Univar Inc.*	83,408
967	Watsco Inc.	139,142
1,424	WESCO International Inc.*	77,537
10,008	WW Grainger Inc.	3,050,138

	Total Trading Companies & Distributors	10,927,986

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 8.7% — (continued)

Transportation Infrastructure — 0.0%
2,411	Macquarie Infrastructure Corp.	$98,586

	TOTAL INDUSTRIALS	138,488,246

INFORMATION TECHNOLOGY — 20.7%

Communications Equipment — 2.5%
1,675	Arista Networks Inc.*	477,794
4,950	ARRIS International PLC*	156,816
588,130	Cisco Systems Inc.	30,447,490
60,572	CommScope Holding Co., Inc.*	1,411,933
1,572	EchoStar Corp., Class A Shares*	60,616
1,853	F5 Networks Inc.*	311,563
10,343	Juniper Networks Inc.	280,088
40,071	Motorola Solutions Inc.	5,734,962
455	Ubiquiti Networks Inc.(a)	65,698

	Total Communications Equipment	38,946,960

Electronic Equipment, Instruments & Components — 0.8%
8,702	Amphenol Corp., Class A Shares	817,727
30,328	Arrow Electronics Inc.*	2,417,142
3,349	Avnet Inc.	145,648
4,441	CDW Corp.	416,965
49,514	Cognex Corp.	2,644,048
732	Coherent Inc.*	97,415
23,319	Corning Inc.	811,734
1,889	Dolby Laboratories Inc., Class A Shares	122,407
157,859	Flex Ltd.*	1,663,834
4,031	FLIR Systems Inc.	207,395
1,045	IPG Photonics Corp.*	162,006
4,795	Jabil Inc.	136,178
5,676	Keysight Technologies Inc.*	479,111
730	Littelfuse Inc.	140,956
3,346	National Instruments Corp.	156,392
11,774	Tech Data Corp.*	1,203,538
7,149	Trimble Inc.*	286,032
1,599	Zebra Technologies Corp., Class A Shares*	320,615

	Total Electronic Equipment, Instruments & Components	12,229,143

IT Services — 4.1%
19,247	Accenture PLC, Class A Shares	3,106,081
38,973	Akamai Technologies Inc.*	2,714,859
20,036	Alliance Data Systems Corp.	3,466,228
4,102	Amdocs Ltd.	227,948
13,184	Automatic Data Processing Inc.	2,017,548
4,273	Black Knight Inc.*	223,264
4,229	Booz Allen Hamilton Holding Corp., Class A Shares	223,545
3,510	Broadridge Financial Solutions Inc.	355,388
17,394	Cognizant Technology Solutions Corp., Class A Shares	1,234,626
5,600	Conduent Inc.*	81,872
2,331	CoreLogic Inc.*	85,478
8,521	DXC Technology Co.	561,193
1,514	EPAM Systems Inc.*	244,935
1,457	Euronet Worldwide Inc.*	195,704
9,700	Fidelity National Information Services Inc.	1,049,055
16,232	First Data Corp., Class A Shares*	408,073
67,521	Fiserv Inc.*	5,718,354

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.7% — (continued)

IT Services — 4.1% — (continued)
2,664	FleetCor Technologies Inc.*	$621,458
2,684	Gartner Inc.*	381,933
4,402	Genpact Ltd.	146,234
4,816	Global Payments Inc.	627,910
4,857	GoDaddy Inc., Class A Shares*	362,575
27,502	International Business Machines Corp.	3,798,851
2,335	Jack Henry & Associates Inc.	309,691
4,277	Leidos Holdings Inc.	276,251
27,502	MasterCard Inc., Class A Shares	6,181,625
2,489	Okta Inc., Class A Shares*	211,266
9,434	Paychex Inc.	726,607
91,111	PayPal Holdings Inc.*	8,935,256
8,217	Sabre Corp.	184,307
41,203	Square Inc., Class A Shares*	3,347,332
1,129	Switch Inc., Class A Shares	9,743
5,370	Total System Services Inc.	506,928
2,238	Twilio Inc., Class A Shares*	272,342
3,193	VeriSign Inc.*	568,482
102,037	Visa Inc., Class A Shares	15,113,720
13,175	Western Union Co. (The)	235,437
1,228	WEX Inc.*	218,658
8,839	Worldpay Inc., Class A Shares*	846,776

	Total IT Services	65,797,533

Semiconductors & Semiconductor Equipment — 5.3%
28,413	Advanced Micro Devices Inc.*	668,558
137,088	Analog Devices Inc.	14,662,932
71,979	Applied Materials Inc.	2,759,675
59,095	Broadcom Inc.	16,272,399
10,661	Cypress Semiconductor Corp.	164,499
2,484	First Solar Inc.*	130,534
283,885	Intel Corp.	15,034,550
4,649	KLA-Tencor Corp.	536,913
4,564	Lam Research Corp.	803,675
15,787	Marvell Technology Group Ltd.	314,951
8,441	Maxim Integrated Products Inc.	459,444
75,476	Microchip Technology Inc.	6,556,600
33,724	Micron Technology Inc.*	1,378,637
1,547	MKS Instruments Inc.	128,200
1,199	Monolithic Power Systems Inc.	160,798
42,369	NVIDIA Corp.	6,535,842
10,164	NXP Semiconductors NV	928,176
11,784	ON Semiconductor Corp.*	253,120
3,782	Qorvo Inc.*	265,269
71,505	QUALCOMM Inc.	3,817,652
76,663	Skyworks Solutions Inc.	6,260,301
5,428	Teradyne Inc.	221,625
47,984	Texas Instruments Inc.	5,075,748
1,290	Universal Display Corp.	192,520
3,279	Versum Materials Inc.	160,671
7,650	Xilinx Inc.	958,545

	Total Semiconductors & Semiconductor Equipment	84,701,834

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.7% — (continued)

Software — 5.9%
1,658	2U Inc.*	$122,195
39,865	Adobe Inc.*	10,464,563
2,527	ANSYS Inc.*	447,936
2,158	Aspen Technology Inc.*	217,332
3,009	Atlassian Corp. PLC, Class A Shares*	323,407
6,499	Autodesk Inc.*	1,059,402
8,467	Cadence Design Systems Inc.*	484,736
4,018	CDK Global Inc.	233,084
1,063	Ceridian HCM Holding Inc.*(a)	52,108
4,105	Citrix Systems Inc.	433,078
2,227	DocuSign Inc., Class A Shares*	122,819
245	Elastic NV*	22,187
869	Fair Isaac Corp.*	215,356
6,180	FireEye Inc.*	103,577
4,071	Fortinet Inc.*	353,322
2,492	Guidewire Software Inc.*	228,616
7,272	Intuit Inc.	1,797,129
1,467	LogMeIn Inc.	116,538
2,089	Manhattan Associates Inc.*	114,373
275,138	Microsoft Corp.	30,823,710
8,656	Nuance Communications Inc.*	145,161
33,011	Nutanix Inc., Class A Shares*	1,653,521
275,257	Oracle Corp.	14,349,147
12,608	Palo Alto Networks Inc.*	3,104,972
1,513	Paycom Software Inc.*	274,957
1,247	Pegasystems Inc.	81,940
724	Pluralsight Inc., Class A Shares*	23,537
1,473	Proofpoint Inc.*	173,947
3,564	PTC Inc.*	330,810
2,167	RealPage Inc.*	132,642
15,918	Red Hat Inc.*	2,906,627
2,069	RingCentral Inc., Class A Shares*	217,845
46,176	salesforce.com Inc.*	7,556,702
18,191	ServiceNow Inc.*	4,355,653
760	SolarWinds Corp.*	14,448
44,202	Splunk Inc.*	6,006,168
6,254	SS&C Technologies Holdings Inc.	385,121
19,269	Symantec Corp.	433,360
4,490	Synopsys Inc.*	456,543
2,163	Tableau Software Inc., Class A Shares*	285,300
3,599	Teradata Corp.*	174,084
1,169	Tyler Technologies Inc.*	239,400
900	Ultimate Software Group Inc. (The)*	298,350
11,169	VMware Inc., Class A Shares	1,918,946
4,390	Workday Inc., Class A Shares*	868,913
3,093	Zendesk Inc.*	244,409

	Total Software	94,367,971

Technology Hardware, Storage & Peripherals — 2.1%
160,235	Apple Inc.	27,744,690
3,880	Dell Technologies Inc., Class C Shares*	216,582
43,124	Hewlett Packard Enterprise Co.	706,371
47,030	HP Inc.	927,902
3,855	NCR Corp.*	108,017
7,943	NetApp Inc.	517,884

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.7% — (continued)

Technology Hardware, Storage & Peripherals — 2.1% — (continued)
4,988	Pure Storage Inc., Class A Shares*	$102,154
65,018	Western Digital Corp.	3,270,405
6,330	Xerox Corp.	195,597

	Total Technology Hardware, Storage & Peripherals	33,789,602

	TOTAL INFORMATION TECHNOLOGY	329,833,043

MATERIALS — 3.1%

Chemicals — 2.0%
6,524	Air Products & Chemicals Inc.	1,182,018
3,155	Albemarle Corp.	288,020
1,889	Ashland Global Holdings Inc.	146,171
6,581	Axalta Coating Systems Ltd.*	175,910
1,796	Cabot Corp.	84,196
47,112	Celanese Corp., Class A Shares	4,819,086
6,994	CF Industries Holdings Inc.	295,147
5,188	Chemours Co. (The)	197,300
203,298	DowDuPont Inc.	10,821,553
4,275	Eastman Chemical Co.	353,500
22,365	Ecolab Inc.	3,777,672
6,679	Element Solutions Inc.*	75,206
4,066	FMC Corp.	363,907
6,701	Huntsman Corp.	166,118
2,930	International Flavors & Fragrances Inc.	373,575
28,219	Linde PLC	4,888,660
9,374	LyondellBasell Industries NV, Class A Shares	801,664
10,650	Mosaic Co. (The)	333,026
234	NewMarket Corp.	102,726
4,873	Olin Corp.	126,016
7,264	PPG Industries Inc.	813,350
3,982	RPM International Inc.	230,438
1,020	Scotts Miracle-Gro Co. (The)	83,538
2,470	Sherwin-Williams Co. (The)	1,070,004
5,782	Valvoline Inc.	108,644
1,104	Westlake Chemical Corp.	77,136
1,990	WR Grace & Co.	154,563

	Total Chemicals	31,909,144

Construction Materials — 0.5%
1,405	Eagle Materials Inc.	107,398
1,905	Martin Marietta Materials Inc.	357,759
75,591	Vulcan Materials Co.	8,425,373

	Total Construction Materials	8,890,530

Containers & Packaging — 0.4%
1,936	AptarGroup Inc.	196,949
2,661	Avery Dennison Corp.	287,494
9,769	Ball Corp.	535,146
2,799	Bemis Co., Inc.	148,067
3,850	Berry Global Group Inc.*	202,010
44,495	Crown Holdings Inc.*	2,415,634
9,380	Graphic Packaging Holding Co.	114,248
12,397	International Paper Co.	568,031
52,036	Owens-Illinois Inc.	1,036,557
2,656	Packaging Corp. of America	253,887
4,740	Sealed Air Corp.	206,759

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 3.1% — (continued)

Containers & Packaging — 0.4% — (continued)
2,343	Silgan Holdings Inc.	$66,330
2,921	Sonoco Products Co.	169,097
7,617	WestRock Co.	284,723

	Total Containers & Packaging	6,484,932

Metals & Mining — 0.2%
5,826	Alcoa Corp.*	171,867
43,914	Freeport-McMoRan Inc.	566,491
15,595	Newmont Mining Corp.	532,101
9,527	Nucor Corp.	577,050
2,070	Reliance Steel & Aluminum Co.	184,748
1,976	Royal Gold Inc.	174,698
2,499	Southern Copper Corp.	88,989
6,671	Steel Dynamics Inc.	248,962
5,189	United States Steel Corp.	116,285

	Total Metals & Mining	2,661,191

Paper & Forest Products — 0.0%
1,892	Domtar Corp.	96,322

	TOTAL MATERIALS	50,042,119

REAL ESTATE — 2.4%

Equity Real Estate Investment Trusts (REITs) — 2.4%
3,239	Alexandria Real Estate Equities Inc.	440,148
4,129	American Campus Communities Inc.	186,053
7,835	American Homes 4 Rent, Class A Shares	171,116
13,126	American Tower Corp.	2,312,145
4,243	Apartment Investment & Management Co., Class A Shares	207,610
6,567	Apple Hospitality REIT Inc.	108,224
4,071	AvalonBay Communities Inc.	792,339
4,684	Boston Properties Inc.	621,520
5,324	Brandywine Realty Trust	83,693
8,712	Brixmor Property Group Inc.	152,111
3,806	Brookfield Property REIT Inc., Class A Shares	74,674
2,732	Camden Property Trust	267,982
15,766	Colony Capital Inc.	87,659
3,586	Columbia Property Trust Inc.	77,565
1,103	CoreSite Realty Corp.	112,782
2,886	Corporate Office Properties Trust	75,007
12,389	Crown Castle International Corp.	1,471,194
5,631	CubeSmart	172,534
3,175	CyrusOne Inc.	158,242
6,042	Digital Realty Trust Inc.	683,471
4,678	Douglas Emmett Inc.	180,571
10,304	Duke Realty Corp.	304,689
4,296	Empire State Realty Trust Inc., Class A Shares	65,385
2,164	EPR Properties	159,011
7,473	Equinix Inc.	3,164,815
3,561	Equity Commonwealth	116,267
2,596	Equity LifeStyle Properties Inc.	282,029
117,231	Equity Residential	8,638,752
1,994	Essex Property Trust Inc.	558,001
3,698	Extra Space Storage Inc.	354,786
2,077	Federal Realty Investment Trust	277,466
5,644	Gaming and Leisure Properties Inc.	205,329

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 2.4% — (continued)

Equity Real Estate Investment Trusts (REITs) — 2.4% — (continued)
14,270	HCP Inc.	$439,088
6,097	Healthcare Trust of America Inc., Class A Shares	173,703
3,080	Highwoods Properties Inc.	142,635
4,714	Hospitality Properties Trust	127,608
22,216	Host Hotels & Resorts Inc.	435,656
4,784	Hudson Pacific Properties Inc.	158,924
8,858	Invitation Homes Inc.	203,734
8,617	Iron Mountain Inc.	305,214
3,340	JBG SMITH Properties	134,569
2,901	Kilroy Realty Corp.	213,833
12,660	Kimco Realty Corp.	222,689
2,524	Lamar Advertising Co., Class A Shares	195,787
4,487	Liberty Property Trust	212,370
1,390	Life Storage Inc.	135,664
4,219	Macerich Co. (The)	183,948
11,192	Medical Properties Trust Inc.	204,030
3,289	Mid-America Apartment Communities Inc.	340,675
4,804	National Retail Properties Inc.	250,288
5,934	Omega Healthcare Investors Inc.	213,031
4,199	Outfront Media Inc.	94,226
6,198	Paramount Group Inc.	89,003
6,160	Park Hotels & Resorts Inc.	192,438
18,648	Prologis Inc.	1,306,479
4,401	Public Storage	930,767
3,908	Rayonier Inc.	115,169
8,668	Realty Income Corp.	599,479
4,353	Regency Centers Corp.	284,033
6,518	Retail Properties of America Inc., Class A Shares	81,214
552	Retail Value Inc.	17,184
3,275	SBA Communications Corp., Class A Shares*	591,334
7,126	Senior Housing Properties Trust	92,282
9,220	Simon Property Group Inc.	1,670,295
4,627	SITE Centers Corp.	61,770
2,498	SL Green Realty Corp.	226,619
2,596	Spirit Realty Capital Inc.	100,309
5,833	STORE Capital Corp.	189,397
2,551	Sun Communities Inc.	289,717
1,860	Taubman Centers Inc.	99,287
7,656	UDR Inc.	340,079
4,745	Uniti Group Inc.	45,742
10,464	Ventas Inc.	656,616
29,408	VEREIT Inc.	234,382
12,160	VICI Properties Inc.	259,130
5,005	Vornado Realty Trust	336,887
3,622	Weingarten Realty Investors	104,350
10,999	Welltower Inc.	817,336
22,639	Weyerhaeuser Co.	563,485
4,817	WP Carey Inc.	355,832

	Total Equity Real Estate Investment Trusts (REITs)	37,601,457

Real Estate Management & Development — 0.0%
9,632	CBRE Group Inc., Class A Shares*	479,288
1,168	Howard Hughes Corp. (The)*	130,092
1,355	Jones Lang LaSalle Inc.	223,738

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 2.4% — (continued)

Real Estate Management & Development — 0.0% — (continued)
3,371	Realogy Holdings Corp.	$45,846

	Total Real Estate Management & Development	878,964

	TOTAL REAL ESTATE	38,480,421

UTILITIES — 2.0%

Electric Utilities — 1.4%
7,164	Alliant Energy Corp.	328,613
14,667	American Electric Power Co., Inc.	1,190,227
1,700	Avangrid Inc.	82,195
21,342	Duke Energy Corp.	1,913,524
130,088	Edison International	7,790,970
5,483	Entergy Corp.	511,728
7,674	Evergy Inc.	429,053
9,557	Eversource Energy	667,174
28,813	Exelon Corp.	1,400,024
14,304	FirstEnergy Corp.	582,888
3,142	Hawaiian Electric Industries Inc.	120,276
14,291	NextEra Energy Inc.	2,682,707
5,952	OGE Energy Corp.	253,079
15,677	PG&E Corp.*	266,979
3,384	Pinnacle West Capital Corp.	317,216
21,201	PPL Corp.	682,036
30,793	Southern Co. (The)	1,530,104
15,024	Xcel Energy Inc.	824,217

	Total Electric Utilities	21,573,010

Gas Utilities — 0.0%
3,336	Atmos Energy Corp.	329,764
2,461	National Fuel Gas Co.	148,127
5,241	UGI Corp.	287,731

	Total Gas Utilities	765,622

Independent Power and Renewable Electricity Producers — 0.1%
20,048	AES Corp.	345,427
8,784	NRG Energy Inc.	366,117
11,989	Vistra Energy Corp.*	312,194

	Total Independent Power and Renewable Electricity Producers	1,023,738

Multi-Utilities — 0.5%
7,372	Ameren Corp.	525,181
15,214	CenterPoint Energy Inc.	458,550
8,543	CMS Energy Corp.	464,739
9,377	Consolidated Edison Inc.	773,134
22,334	Dominion Energy Inc.	1,654,726
5,306	DTE Energy Co.	655,609
5,807	MDU Resources Group Inc.	153,421
11,000	NiSource Inc.	296,780
15,192	Public Service Enterprise Group Inc.	893,441
8,113	Sempra Energy	977,130
9,278	WEC Energy Group Inc.	707,726

	Total Multi-Utilities	7,560,437

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units		Security	Value

UTILITIES — 2.0% — (continued)

Water Utilities — 0.0%
5,321		American Water Works Co., Inc.	$540,720
5,458		Aqua America Inc.	196,161

		Total Water Utilities	736,881

		TOTAL UTILITIES	31,659,688

		TOTAL COMMON STOCKS (Cost — $992,618,826)	1,469,935,354

CLOSED END MUTUAL FUND SECURITY — 5.0%

FINANCIALS — 5.0%

Capital Markets — 5.0%
1,440,000		iShares Core S&P U.S. Value, Common Class(a) (Cost — $81,849,456)	78,739,200

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $1,074,468,282)	1,548,674,554

Face Amount†

SHORT-TERM INVESTMENTS (c) — 2.4%

MONEY MARKET FUND — 0.3%
$5,166,691		Invesco STIT — Government & Agency Portfolio, 2.308%, Institutional Class(d) (Cost — $5,166,691)	5,166,691

TIME DEPOSITS — 2.1%
12,069,027		Banco Santander SA — Frankfurt, 1.750% due 3/1/19	12,069,027
3,079,277		Barclays Bank PLC — London, 1.750% due 3/1/19	3,079,277
14,293	CAD	BBH — Grand Cayman, 0.820% due 3/1/19	10,863
5,339,618		Citibank — New York, 1.750% due 3/1/19	5,339,618
9,881,474		JPMorgan Chase & Co. — New York, 1.750% due 3/1/19	9,881,474
2,994,821		Standard Chartered Bank — London, 1.750% due 3/1/19	2,994,821

		TOTAL TIME DEPOSITS (Cost — $33,375,080)	33,375,080

		TOTAL SHORT-TERM INVESTMENTS (Cost — $38,541,771)	38,541,771

		TOTAL INVESTMENTS — 99.5% (Cost — $1,113,010,053)	1,587,216,325

		Other Assets in Excess of Liabilities — 0.5%	8,245,522

		TOTAL NET ASSETS — 100.0%	$1,595,461,847

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security (See Note 2). As of February 28, 2019, total cost and total market value of affiliated securities amounted to $876,827 and $1,523,622, respectively.
(c)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.1%.
(d)	Represents investment of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At February 28, 2019, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Equity Fund	$1,113,010,053	$516,493,510	$(41,316,660)	$475,176,850

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	20.8%
Financials	16.6
Health Care	15.1
Consumer Discretionary	9.9
Industrials	8.7
Communication Services	7.9
Consumer Staples	5.7
Energy	5.3
Materials	3.2
Real Estate	2.4
Utilities	2.0
Short-Term Investments	2.4

100.0%

^	As a percentage of total investments.

At February 28, 2019, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index March Futures	93	3/19	$12,067,335	$12,949,087	$881,752
S&P MidCap 400 E-mini Index March Futures	5	3/19	866,574	955,400	88,826

					$970,578

At February 28, 2019, Large Cap Equity Fund had deposited cash of $592,984 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:
CAD	— Canadian Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 93.1%

COMMUNICATION SERVICES — 1.7%

Diversified Telecommunication Services — 0.1%
380	ATN International Inc.	$21,329
1,656	Cincinnati Bell Inc.*	16,063
1,462	Cogent Communications Holdings Inc.	71,214
2,344	Consolidated Communications Holdings Inc.	23,276
3,297	Frontier Communications Corp.*(a)	10,056
2,035	Intelsat SA*	49,003
3,362	Iridium Communications Inc.*	71,577
695	Ooma Inc.*	11,335
2,469	ORBCOMM Inc.*	17,407
314	pdvWireless Inc.*	12,334
7,727	Vonage Holdings Corp.*	79,434
1,458	Windstream Holdings Inc.*(a)	583
8,256	Zayo Group Holdings Inc.*	204,749

	Total Diversified Telecommunication Services	588,360

Entertainment — 0.6%
1,941	AMC Entertainment Holdings Inc., Class A Shares(a)	27,232
3,917	Cinemark Holdings Inc.	147,397
3,521	Electronic Arts Inc.*	337,241
1,081	Eros International PLC*	10,388
3,833	Glu Mobile Inc.*	34,420
1,863	IMAX Corp.*	42,681
367	Liberty Media Corp-Liberty Braves, Class A Shares*	10,188
1,316	Liberty Media Corp-Liberty Braves, Class C Shares*	36,637
895	Liberty Media Corp-Liberty Formula One, Class A Shares*	27,512
7,205	Liberty Media Corp-Liberty Formula One, Class C Shares*	224,220
1,654	Lions Gate Entertainment Corp., Class A Shares	25,554
3,800	Lions Gate Entertainment Corp., Class B Shares	55,822
5,049	Live Nation Entertainment Inc.*	285,572
1,068	LiveXLive Media Inc.*(a)	6,355
3,911	Madison Square Garden Co. (The), Class A Shares*	1,126,916
708	Marcus Corp. (The)	30,012
609	Reading International Inc., Class A Shares*	9,811
699	Rosetta Stone Inc.*	11,261
1,510	World Wrestling Entertainment Inc., Class A Shares	126,387
28,026	Zynga Inc., Class A Shares*	146,296

	Total Entertainment	2,721,902

Interactive Media & Services — 0.2%
735	Care.com Inc.*	18,515
1,752	Cargurus Inc., Class A Shares*	74,863
2,481	Cars.com Inc.*	58,403
2,534	Liberty TripAdvisor Holdings Inc., Class A Shares*	38,238
1,942	Match Group Inc.(a)	107,548
2,635	Meet Group Inc. (The)*	15,810
1,616	QuinStreet Inc.*	21,638
118	Travelzoo*	1,566
3,783	TripAdvisor Inc.*	201,142
3,426	TrueCar Inc.*	24,804
2,988	Yelp Inc., Class A Shares*	111,333
2,153	Zillow Group Inc., Class A Shares*	89,199
4,272	Zillow Group Inc., Class C Shares*	178,569

	Total Interactive Media & Services	941,628

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

COMMUNICATION SERVICES — 1.7% — (continued)

Media — 0.7%
1,543	AMC Networks Inc., Class A Shares*	$101,391
444	Beasley Broadcast Group Inc., Class A Shares	1,825
110	Boston Omaha Corp., Class A Shares*	2,748
159	Cable One Inc.	150,889
175	Cardlytics Inc.*	3,084
3,403	Central European Media Enterprises Ltd., Class A Shares*	11,945
1,440	Clear Channel Outdoor Holdings Inc., Class A Shares*	7,891
16,500	Criteo SA, ADR*	447,810
40	Daily Journal Corp.*(a)	9,000
930	Emerald Expositions Events Inc.	11,699
4,290	Entercom Communications Corp., Class A Shares	26,426
2,760	Entravision Communications Corp., Class A Shares	10,902
1,633	EW Scripps Co. (The), Class A Shares	34,538
1,858	Fluent Inc.*(a)	9,494
3,911	Gannett Co., Inc.	45,915
3,660	GCI Liberty Inc., Class A Shares*	195,956
2,790	Gray Television Inc.*	61,129
634	Hemisphere Media Group Inc., Class A Shares*	8,813
13,953	Interpublic Group of Cos., Inc. (The)	321,338
1,555	John Wiley & Sons Inc., Class A Shares	80,689
1,808	Liberty Latin America Ltd., Class A Shares*	35,473
3,927	Liberty Latin America Ltd., Class C Shares*	76,145
409	Loral Space & Communications Inc.*	16,732
2,388	MDC Partners Inc., Class A Shares*	7,928
1,379	Meredith Corp.(a)	78,975
17,355	MSG Networks Inc., Class A Shares*	418,950
2,889	National CineMedia Inc.	22,361
2,003	New Media Investment Group Inc.	26,680
4,780	New York Times Co. (The), Class A Shares	157,023
6,308	Nexstar Media Group Inc., Class A Shares	616,481
152	Saga Communications Inc., Class A Shares	5,107
978	Scholastic Corp.	41,379
2,351	Sinclair Broadcast Group Inc., Class A Shares	84,871
802	TechTarget Inc.*	13,297
7,613	TEGNA Inc.	100,263
3,199	Tribune Media Co., Class A Shares	147,890
653	Tribune Publishing Co.*	7,875
1,084	WideOpenWest Inc.*	8,910

	Total Media	3,409,822

Wireless Telecommunication Services — 0.1%
1,519	Boingo Wireless Inc.*	33,980
2,411	Gogo Inc.*(a)	11,067
3,326	NII Holdings Inc.*	12,938
1,635	Shenandoah Telecommunications Co.	72,659
703	Spok Holdings Inc.	9,708
3,624	Telephone & Data Systems Inc.	116,149
482	United States Cellular Corp.*	22,505

	Total Wireless Telecommunication Services	279,006

	TOTAL COMMUNICATION SERVICES	7,940,718

CONSUMER DISCRETIONARY — 10.9%

Auto Components — 0.7%
3,275	Adient PLC	63,666
3,890	American Axle & Manufacturing Holdings Inc.*	62,629

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.9% — (continued)

Auto Components — 0.7% — (continued)
48,732	Cooper Tire & Rubber Co.	$1,557,475
615	Cooper-Standard Holdings Inc.*	36,968
5,101	Dana Inc.	100,745
953	Dorman Products Inc.*	77,098
1,243	Fox Factory Holding Corp.*	78,781
9,782	Gentex Corp.	198,966
1,346	Gentherm Inc.*	55,186
8,536	Goodyear Tire & Rubber Co. (The)	168,842
853	LCI Industries	69,502
1,855	Modine Manufacturing Co.*	27,880
34,660	Motorcar Parts of America Inc.*	717,115
448	Shiloh Industries Inc.*	2,791
746	Standard Motor Products Inc.	36,778
1,018	Stoneridge Inc.*	30,102
815	Superior Industries International Inc.	5,045
1,975	Tenneco Inc., Class A Shares	68,335
706	Tower International Inc.	18,109
1,086	Visteon Corp.*	93,027

	Total Auto Components	3,469,040

Automobiles — 0.1%
5,938	Harley-Davidson Inc.	220,419
1,857	Thor Industries Inc.	119,906
1,036	Winnebago Industries Inc.	33,805

	Total Automobiles	374,130

Distributors — 0.2%
1,594	Core-Mark Holding Co., Inc.	50,227
400	Funko Inc., Class A Shares*	7,956
19,803	LKQ Corp.*	548,543
1,437	Pool Corp.	229,259
241	Weyco Group Inc.	7,307

	Total Distributors	843,292

Diversified Consumer Services — 0.7%
2,148	Adtalem Global Education Inc.*	103,534
599	American Public Education Inc.*	19,354
11,906	Bright Horizons Family Solutions Inc.*	1,476,344
2,299	Career Education Corp.*	38,209
581	Carriage Services Inc., Class A Shares	12,207
3,955	Chegg Inc.*	156,737
2,391	frontdoor Inc.*	76,512
155	Graham Holdings Co., Class B Shares	105,975
1,730	Grand Canyon Education Inc.*	200,126
7,479	H&R Block Inc.	180,618
3,761	Houghton Mifflin Harcourt Co.*	29,749
1,271	K12 Inc.*	40,723
3,248	Laureate Education Inc., Class A Shares*	49,662
1,282	Regis Corp.*	23,191
6,315	Service Corp. International	261,062
4,779	ServiceMaster Global Holdings Inc.*	215,820
1,224	Sotheby’s*	53,697
2,871	Strategic Education Inc.	375,469
1,348	Weight Watchers International Inc.*	27,270

	Total Diversified Consumer Services	3,446,259

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.9% — (continued)

Hotels, Restaurants & Leisure — 2.4%
8,602	Aramark	$260,641
2,447	BBX Capital Corp., Class A Shares	14,976
3,134	Belmond Ltd., Class A Shares*	77,880
4	Biglari Holdings Inc., Class A Shares*	2,796
43	Biglari Holdings Inc., Class B Shares*	5,762
709	BJ’s Restaurants Inc.	33,919
2,898	Bloomin’ Brands Inc.	59,931
324	Bluegreen Vacations Corp.	4,241
2,887	Boyd Gaming Corp.	85,917
1,340	Brinker International Inc.	61,332
20,942	Caesars Entertainment Corp.*	180,520
1,274	Carrols Restaurant Group Inc.*	13,619
1,025	Century Casinos Inc.*	8,641
1,601	Cheesecake Factory Inc. (The)(a)	75,727
1,196	Choice Hotels International Inc.	95,489
1,248	Churchill Downs Inc.	117,062
618	Chuy’s Holdings Inc.*	13,825
675	Cracker Barrel Old Country Store Inc.	109,343
18,743	Dave & Buster’s Entertainment Inc.	962,078
1,362	Del Frisco’s Restaurant Group Inc.*	11,536
1,108	Del Taco Restaurants Inc.*	11,457
2,122	Denny’s Corp.*	37,050
584	Dine Brands Global Inc.	57,933
3,093	Domino’s Pizza Inc.	776,157
2,117	Drive Shack Inc.*	9,336
3,058	Dunkin’ Brands Group Inc.	218,494
606	El Pollo Loco Holdings Inc.*	9,169
50,555	Eldorado Resorts Inc.*	2,437,257
24	Empire Resorts Inc.*	327
6,946	Extended Stay America Inc.	126,695
893	Fiesta Restaurant Group Inc.*	13,457
660	Golden Entertainment Inc.*	12,025
705	Habit Restaurants Inc. (The), Class A Shares*	7,945
3,650	Hilton Grand Vacations Inc.*	116,033
1,480	Hyatt Hotels Corp., Class A Shares	107,700
3,446	International Game Technology PLC	59,443
816	International Speedway Corp., Class A Shares	35,292
603	J Alexander’s Holdings Inc.*	5,505
970	Jack in the Box Inc.	78,124
110,035	Lindblad Expeditions Holdings Inc.*	1,495,376
1,415	Marriott Vacations Worldwide Corp.	137,736
374	Monarch Casino & Resort Inc.*	16,400
109	Nathan’s Famous Inc.	7,748
502	Noodles & Co., Class A Shares*	3,936
773	Papa John’s International Inc.(a)	33,788
4,046	Penn National Gaming Inc.*	100,543
3,204	Planet Fitness Inc., Class A Shares*	188,331
749	PlayAGS Inc.*	17,819
807	Potbelly Corp.*	6,795
336	RCI Hospitality Holdings Inc.	7,859
657	Red Lion Hotels Corp.*	5,243
462	Red Robin Gourmet Burgers Inc.*	14,049
2,439	Red Rock Resorts Inc., Class A Shares	68,585
970	Ruth’s Hospitality Group Inc.	24,657

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.9% — (continued)

Hotels, Restaurants & Leisure — 2.4% — (continued)
1,890	Scientific Games Corp., Class A Shares*	$54,923
20,816	SeaWorld Entertainment Inc.*	568,069
857	Shake Shack Inc., Class A Shares*	47,255
2,538	Six Flags Entertainment Corp.	141,392
346	Speedway Motorsports Inc.	6,110
2,459	Texas Roadhouse Inc., Class A Shares	155,679
677	Town Sports International Holdings Inc.*	3,690
1,453	Vail Resorts Inc.	302,791
6,855	Wendy’s Co. (The)	118,797
1,026	Wingstop Inc.	68,342
3,478	Wyndham Destinations Inc.	156,614
3,586	Wyndham Hotels & Resorts Inc.	188,516
9,690	Yum! Brands Inc.	915,705

	Total Hotels, Restaurants & Leisure	11,171,382

Household Durables — 1.1%
339	Bassett Furniture Industries Inc.	6,695
1,023	Beazer Homes USA Inc.*	12,399
298	Cavco Industries Inc.*	41,252
1,036	Century Communities Inc.*	23,652
861	Ethan Allen Interiors Inc.	17,289
295	Flexsteel Industries Inc.	7,343
4,000	GoPro Inc., Class A Shares*	23,320
917	Green Brick Partners Inc.*	8,170
230	Hamilton Beach Brands Holding Co., Class A Shares	5,582
930	Helen of Troy Ltd.*	104,262
439	Hooker Furniture Corp.	13,785
5,152	Hovnanian Enterprises Inc., Class A Shares*	3,488
821	Installed Building Products Inc.*	35,812
960	iRobot Corp.*(a)	120,058
2,993	KB Home	68,270
1,636	La-Z-Boy Inc.	56,295
4,756	Leggett & Platt Inc.	216,017
649	LGI Homes Inc.*(a)	38,356
440	Lifetime Brands Inc.	4,602
232	Lovesac Co. (The)*	7,023
941	M/I Homes Inc.*	24,504
1,850	MDC Holdings Inc.	53,354
1,326	Meritage Homes Corp.*	58,145
9,905	Mohawk Industries Inc.*	1,348,269
522	New Home Co., Inc. (The)*	2,861
114	NVR Inc.*	298,680
9,255	PulteGroup Inc.	249,885
1,516	Roku Inc., Class A Shares*(a)	100,496
1,065	Skyline Champion Corp.	21,151
708	Sonos Inc.*	7,314
4,161	Taylor Morrison Home Corp., Class A Shares*	69,780
11,062	Tempur Sealy International Inc.*	643,919
4,997	Toll Brothers Inc.	177,893
16,405	TopBuild Corp.*	976,097
5,149	TRI Pointe Group Inc.*	64,877
1,687	Tupperware Brands Corp.	50,796
230	Turtle Beach Corp.*(a)	3,540
483	Universal Electronics Inc.*	16,127
1,091	Vuzix Corp.*(a)	3,578

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.9% — (continued)

Household Durables — 1.1% — (continued)
1,194	William Lyon Homes, Class A Shares*	$16,895
1,005	ZAGG Inc.*	11,658

	Total Household Durables	5,013,489

Internet & Direct Marketing Retail — 0.3%
954	1-800-Flowers.com Inc., Class A Shares*	17,019
317	Duluth Holdings Inc., Class B Shares*	8,052
4,319	Etsy Inc.*	307,815
379	Gaia Inc., Class A Shares*	4,214
15,476	Groupon Inc., Class A Shares*	50,607
3,275	GrubHub Inc.*	267,175
409	Lands’ End Inc.*	7,456
584	Leaf Group Ltd.*	4,748
1,931	Liberty Expedia Holdings Inc., Class A Shares*	85,543
1,072	Liquidity Services Inc.*	7,397
1,032	Nutrisystem Inc.	44,665
774	Overstock.com Inc.*(a)	15,333
641	PetMed Express Inc.(a)	14,775
2,727	Quotient Technology Inc.*	27,352
1,245	Remark Holdings Inc.*	2,577
1,161	Shutterfly Inc.*	52,024
703	Shutterstock Inc.	32,570
616	Stamps.com Inc.*	57,898
2,075	Wayfair Inc., Class A Shares*	343,786

	Total Internet & Direct Marketing Retail	1,351,006

Leisure Products — 0.2%
1,452	Acushnet Holdings Corp.	36,169
1,858	American Outdoor Brands Corp.*	23,318
3,191	Brunswick Corp.	168,293
3,293	Callaway Golf Co.	56,673
457	Clarus Corp.	5,566
544	Escalade Inc.	6,637
187	Johnson Outdoors Inc., Class A Shares	12,275
686	Malibu Boats Inc., Class A Shares*	31,700
338	Marine Products Corp.	4,786
618	MasterCraft Boat Holdings Inc.*	15,246
12,540	Mattel Inc.*	180,827
1,140	Nautilus Inc.*	7,444
2,146	Polaris Industries Inc.	182,904
576	Sturm Ruger & Co., Inc.	32,803
2,132	Vista Outdoor Inc.*	18,996
619	YETI Holdings Inc.*(a)	14,850

	Total Leisure Products	798,487

Multiline Retail — 0.5%
1,434	Big Lots Inc.	45,214
394	Dillard’s Inc., Class A Shares	30,945
13,032	Dollar General Corp.	1,543,771
11,493	JC Penney Co., Inc.*	17,469
6,086	Kohl’s Corp.	410,987
4,297	Nordstrom Inc.	203,162
1,812	Ollie’s Bargain Outlet Holdings Inc.*	159,855

	Total Multiline Retail	2,411,403

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.9% — (continued)

Specialty Retail — 3.1%
2,531	Aaron’s Inc.	$137,408
2,343	Abercrombie & Fitch Co., Class A Shares	51,429
3,036	Advance Auto Parts Inc.	491,164
41,856	American Eagle Outfitters Inc.	853,862
225	America’s Car-Mart Inc.*	18,360
747	Asbury Automotive Group Inc.*	53,627
6,121	Ascena Retail Group Inc.*	13,589
1,541	At Home Group Inc.*	37,724
1,924	AutoNation Inc.*	67,840
1,018	Barnes & Noble Education Inc.*	7,014
1,885	Barnes & Noble Inc.	11,875
4,703	Bed Bath & Beyond Inc.	78,681
625	Big 5 Sporting Goods Corp.(a)	2,519
1,060	Boot Barn Holdings Inc.*	30,210
1,051	Buckle Inc. (The)	20,169
5,700	Burlington Stores Inc.*	967,518
1,474	Caleres Inc.	45,841
1,173	Camping World Holdings Inc., Class A Shares(a)	15,132
9,756	Carvana Co., Class A Shares*(a)	437,654
835	Cato Corp. (The), Class A Shares	13,143
48,277	Chico’s FAS Inc.	281,938
2,458	Children’s Place Inc. (The)	234,886
480	Citi Trends Inc.	10,387
621	Conn’s Inc.*	14,649
303	Container Store Group Inc. (The)*	2,069
2,773	Dick’s Sporting Goods Inc.	108,313
2,399	DSW Inc., Class A Shares	71,034
37,757	Express Inc.*	196,336
7,208	Five Below Inc.*	867,483
14,076	Floor & Decor Holdings Inc., Class A Shares*	523,346
4,147	Foot Locker Inc.	246,829
1,321	Francesca’s Holdings Corp.*	1,106
3,493	GameStop Corp., Class A Shares(a)	40,868
723	Genesco Inc.*	34,899
3,513	GNC Holdings Inc., Class A Shares*	10,469
636	Group 1 Automotive Inc.	39,546
2,013	Guess? Inc.	45,071
621	Haverty Furniture Cos., Inc.	15,128
705	Hibbett Sports Inc.*	13,071
1,489	Hudson Ltd., Class A Shares*	22,186
421	J. Jill Inc.*	2,505
609	Kirkland’s Inc.*	7,113
796	Lithia Motors Inc., Class A Shares	71,855
1,030	Lumber Liquidators Holdings Inc.*	12,164
737	MarineMax Inc.*	14,467
3,620	Michaels Cos., Inc. (The)*	51,187
1,124	Monro Inc.	85,772
1,130	Murphy USA Inc.*	87,880
12,591	National Vision Holdings Inc.*	423,058
169,765	Office Depot Inc.	589,085
3,109	O’Reilly Automotive Inc.*	1,156,424
49,260	Party City Holdco Inc.*	512,797
1,356	Penske Automotive Group Inc.	60,261
2,593	Pier 1 Imports Inc.*	3,501

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.9% — (continued)

Specialty Retail — 3.1% — (continued)
1,547	Rent-A-Center Inc.*	$28,790
690	RH*(a)	105,977
40,344	Ross Stores Inc.	3,825,821
22,397	RTW RetailWinds Inc.*	68,087
4,295	Sally Beauty Holdings Inc.*	77,611
395	Shoe Carnival Inc.	15,065
1,797	Signet Jewelers Ltd.	50,514
1,144	Sleep Number Corp.*	49,936
847	Sonic Automotive Inc., Class A Shares	12,730
1,261	Sportsman’s Warehouse Holdings Inc.*	7,932
1,653	Tailored Brands Inc.	21,423
1,600	Tile Shop Holdings Inc.	10,208
920	Tilly’s Inc., Class A Shares	11,160
3,049	Ulta Beauty Inc.*	952,782
2,611	Urban Outfitters Inc.*	80,549
2,941	Williams-Sonoma Inc.(a)	171,049
88	Winmark Corp.	15,158
622	Zumiez Inc.*	15,363

	Total Specialty Retail	14,732,597

Textiles, Apparel & Luxury Goods — 1.6%
5,096	Capri Holdings Ltd.*	232,378
23,420	Carter’s Inc.	2,282,045
1,077	Columbia Sportswear Co.	110,877
2,501	Crocs Inc.*	64,226
446	Culp Inc.	8,273
1,065	Deckers Outdoor Corp.*	157,567
1,527	Fossil Group Inc.*	23,882
1,521	G-III Apparel Group Ltd.*	54,163
13,058	Hanesbrands Inc.	242,748
558	Movado Group Inc.	19,547
654	Oxford Industries Inc.	51,686
21,089	PVH Corp.	2,421,861
1,909	Ralph Lauren Corp., Class A Shares	238,949
212	Rocky Brands Inc.	6,349
4,811	Skechers U.S.A. Inc., Class A Shares*	161,794
3,060	Steven Madden Ltd.	100,949
332	Superior Group of Cos., Inc.	5,770
13,571	Under Armour Inc., Class A Shares*	306,026
507	Unifi Inc.*	11,215
769	Vera Bradley Inc.*	7,344
29,230	Wolverine World Wide Inc.	1,045,265

	Total Textiles, Apparel & Luxury Goods	7,552,914

	TOTAL CONSUMER DISCRETIONARY	51,163,999

CONSUMER STAPLES — 1.5%

Beverages — 0.0%
289	Boston Beer Co., Inc. (The), Class A Shares*	90,330
3,526	Castle Brands Inc.*	3,103
541	Celsius Holdings Inc.*(a)	1,926
169	Coca-Cola Consolidated Inc.	41,888
473	Craft Brew Alliance Inc.*	8,065
523	MGP Ingredients Inc.(a)	42,807
400	National Beverage Corp.	27,436
1,024	Primo Water Corp.*	15,022

	Total Beverages	230,577

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 1.5% — (continued)

Food & Staples Retailing — 0.6%
45,210	Andersons Inc. (The)	$1,670,962
2,534	BJ’s Wholesale Club Holdings Inc.*	64,161
1,323	Casey’s General Stores Inc.	178,261
772	Chefs’ Warehouse Inc. (The)*	24,712
459	Ingles Markets Inc., Class A Shares	14,284
321	Natural Grocers by Vitamin Cottage Inc.*	4,558
3,690	Performance Food Group Co.*	142,176
771	PriceSmart Inc.	49,853
34,880	Rite Aid Corp.*	25,811
986	Smart & Final Stores Inc.*	6,113
1,330	SpartanNash Co.	25,243
4,615	Sprouts Farmers Market Inc.*	107,622
1,879	United Natural Foods Inc.*	28,204
7,810	US Foods Holding Corp.*	275,224
361	Village Super Market Inc., Class A Shares	11,065
366	Weis Markets Inc.	18,413

	Total Food & Staples Retailing	2,646,662

Food Products — 0.7%
87	Alico Inc.	2,633
2,338	B&G Foods Inc.(a)	57,562
608	Calavo Growers Inc.	51,759
1,085	Cal-Maine Foods Inc.	47,848
5,740	Darling Ingredients Inc.*	126,165
3,413	Dean Foods Co.	13,686
410	Farmer Brothers Co.*	9,779
6,599	Flowers Foods Inc.	135,082
1,045	Fresh Del Monte Produce Inc.	28,926
937	Freshpet Inc.*	38,623
26,477	Hain Celestial Group Inc. (The)*	520,803
3,430	Hostess Brands Inc., Class A Shares*	41,640
2,496	Ingredion Inc.	230,755
553	J&J Snack Foods Corp.	85,870
288	John B Sanfilippo & Son Inc.	20,010
5,304	Lamb Weston Holdings Inc.	367,620
667	Lancaster Colony Corp.	104,566
1,096	Landec Corp.*	14,073
443	Limoneira Co.	10,366
1,805	Pilgrim’s Pride Corp.*	35,504
2,365	Post Holdings Inc.*	240,946
722	Sanderson Farms Inc.	83,174
9	Seaboard Corp.	35,093
217	Seneca Foods Corp., Class A Shares*	6,406
2,114	Simply Good Foods Co. (The)*	43,252
593	Tootsie Roll Industries Inc.(a)	22,054
13,006	TreeHouse Foods Inc.*	787,903

	Total Food Products	3,162,098

Household Products — 0.1%
409	Central Garden & Pet Co., Class A Shares*	12,794
1,351	Central Garden & Pet Co., Class A Shares*	37,625
2,189	Energizer Holdings Inc.	100,431
141	Oil-Dri Corp. of America	4,110
1,423	Spectrum Brands Holdings Inc.	77,084
514	WD-40 Co.	91,991

	Total Household Products	324,035

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 1.5% — (continued)

Personal Products — 0.1%
2,020	Edgewell Personal Care Co.*	$89,607
820	elf Beauty Inc.*	6,519
3,954	Herbalife Nutrition Ltd.*	221,820
611	Inter Parfums Inc.	45,074
410	Medifast Inc.	52,246
236	Natural Health Trends Corp.	3,002
462	Nature’s Sunshine Products Inc.*	3,835
2,030	Nu Skin Enterprises Inc., Class A Shares	122,023
325	Revlon Inc., Class A Shares*	8,674
446	USANA Health Sciences Inc.*	43,931

	Total Personal Products	596,731

Tobacco — 0.0%
3,975	22nd Century Group Inc.*(a)	9,580
198	Pyxus International Inc.*(a)	5,344
290	Turning Point Brands Inc.	11,858
875	Universal Corp.	51,923
3,502	Vector Group Ltd.	41,043

	Total Tobacco	119,748

	TOTAL CONSUMER STAPLES	7,079,851

ENERGY — 2.4%

Energy Equipment & Services — 0.8%
2,785	Apergy Corp.*	116,914
4,925	Archrock Inc.	48,068
733	Basic Energy Services Inc.*	3,540
1,221	Bristow Group Inc.*(a)	1,441
2,497	C&J Energy Services Inc.*	43,123
1,367	Cactus Inc., Class A Shares*	49,567
891	CARBO Ceramics Inc.*	3,635
1,456	Covia Holdings Corp.*	6,931
992	Dawson Geophysical Co.*	3,581
2,433	Diamond Offshore Drilling Inc.*	23,235
8,276	Dril-Quip Inc.*	352,640
852	Era Group Inc.*	9,815
1,217	Exterran Corp.*	20,774
48,841	Forum Energy Technologies Inc.*	284,743
2,779	Frank’s International NV*	17,397
1,003	FTS International Inc.*	10,321
4,766	Helix Energy Solutions Group Inc.*	35,268
3,729	Helmerich & Payne Inc.	202,112
1,645	Independence Contract Drilling Inc.*	5,100
10,738	ION Geophysical Corp.*	141,312
1,904	Keane Group Inc.*	20,982
208,570	Key Energy Services Inc.*	533,939
750	KLX Energy Services Holdings Inc.*	19,770
1,520	Liberty Oilfield Services Inc., Class A Shares(a)	24,898
575	Mammoth Energy Services Inc.	13,219
895	Matrix Service Co.*	18,697
39,267	McDermott International Inc.*	332,984
12,842	Nabors Industries Ltd.	41,608
415	Natural Gas Services Group Inc.*	7,669
258	NCS Multistage Holdings Inc.*	1,422
3,194	Newpark Resources Inc.*	28,235
484	Nine Energy Service Inc.*	12,690

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 2.4% — (continued)

Energy Equipment & Services — 0.8% — (continued)
9,245	Noble Corp. PLC*	$27,827
3,769	Oceaneering International Inc.*	58,231
18,139	Oil States International Inc.*	310,902
28,561	Patterson-UTI Energy Inc.	378,719
474	PHI Inc.*(a)	1,474
2,797	Pioneer Energy Services Corp.*	4,951
1,399	Profire Energy Inc.*	2,616
2,743	ProPetro Holding Corp.*	54,476
429	RigNet Inc.*	6,641
4,431	Rowan Cos. PLC, Class A Shares*	50,115
2,146	RPC Inc.	23,069
566	SEACOR Holdings Inc.*	25,278
616	SEACOR Marine Holdings Inc.*	8,452
1,697	Select Energy Services Inc., Class A Shares*	17,106
1,101	Smart Sand Inc.*	3,292
887	Solaris Oilfield Infrastructure Inc., Class A Shares	15,079
36,044	Superior Energy Services Inc.*	168,686
59,051	TETRA Technologies Inc.*	141,132
997	Tidewater Inc.*	22,871
18,045	Transocean Ltd.*	147,428
1,752	Unit Corp.*	27,244
2,655	US Silica Holdings Inc.	39,559
37,390	Weatherford International PLC*	24,139

	Total Energy Equipment & Services	3,994,917

Oil, Gas & Consumable Fuels — 1.6%
6,058	Abraxas Petroleum Corp.*	7,572
55	Adams Resources & Energy Inc.	2,186
3,586	Alta Mesa Resources Inc., Class A Shares*	925
8,424	Antero Resources Corp.*	72,952
1,790	Approach Resources Inc.*(a)	1,680
608	Arch Coal Inc., Class A Shares	56,641
1,070	Ardmore Shipping Corp.*	6,024
484	Berry Petroleum Corp.	6,161
704	Bonanza Creek Energy Inc.*	16,171
1,524	California Resources Corp.*	36,043
8,563	Callon Petroleum Co.*	65,507
3,025	Carrizo Oil & Gas Inc.*	33,214
32,021	Centennial Resource Development Inc., Class A Shares*	290,430
36,861	Chesapeake Energy Corp.*(a)	109,109
5,163	Clean Energy Fuels Corp.*	11,823
3,108	Cloud Peak Energy Inc.*	1,616
7,008	CNX Resources Corp.*	74,285
4,691	Concho Resources Inc.	516,010
957	CONSOL Energy Inc.*	36,318
697	CVR Energy Inc.	28,256
3,024	Delek US Holdings Inc.	106,989
16,689	Denbury Resources Inc.*	32,043
3,544	DHT Holdings Inc.	15,310
1,083	Dorian LPG Ltd.*	6,390
660	Earthstone Energy Inc., Class A Shares*	4,349
3,416	Energy Fuels Inc.*(a)	10,487
1,831	EP Energy Corp., Class A Shares*	980
969	Evolution Petroleum Corp.	6,851
4,151	Extraction Oil & Gas Inc.*	17,434

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 2.4% — (continued)

Oil, Gas & Consumable Fuels — 1.6% — (continued)
2,760	Frontline Ltd.*(a)	$17,719
1,515	GasLog Ltd.	24,422
3,379	Golar LNG Ltd.	69,743
224	Goodrich Petroleum Corp.*	2,905
1,393	Green Plains Inc.	21,731
6,047	Gulfport Energy Corp.*	46,320
5,421	Halcon Resources Corp.*(a)	8,131
658	Hallador Energy Co.	3,533
4,080	HighPoint Resources Corp.*	10,567
5,766	HollyFrontier Corp.	295,219
782	International Seaways Inc.*	13,012
19	Isramco Inc.*	2,156
2,401	Jagged Peak Energy Inc.*	22,737
8,174	Kosmos Energy Ltd.*	52,314
5,807	Laredo Petroleum Inc.*	19,918
2,021	Lilis Energy Inc.*	3,638
3,689	Matador Resources Co.*	68,615
530	Midstates Petroleum Co., Inc.*	4,579
207	Montage Resources Corp.*	206
6,013	Murphy Oil Corp.	173,776
105	NACCO Industries Inc., Class A Shares	3,840
5,132	Nordic American Tankers Ltd.	11,650
6,281	Northern Oil and Gas Inc.*	14,886
9,289	Oasis Petroleum Inc.*	51,926
1,628	Overseas Shipholding Group Inc., Class A Shares*	3,207
616	Panhandle Oil and Gas Inc., Class A Shares	10,115
1,083	Par Pacific Holdings Inc.*	18,303
9,730	Parsley Energy Inc., Class A Shares*	176,502
26,252	PBF Energy Inc., Class A Shares	815,650
2,496	PDC Energy Inc.*	92,527
2,730	Peabody Energy Corp.	84,220
463	Penn Virginia Corp.*	24,845
10,742	Pioneer Natural Resources Co.	1,514,085
8,849	QEP Resources Inc.*	68,668
7,878	Range Resources Corp.	84,295
1,338	Renewable Energy Group Inc.*	35,551
795	Resolute Energy Corp.*	24,573
191	REX American Resources Corp.*	15,225
2,143	Ring Energy Inc.*	13,222
1,143	SandRidge Energy Inc.*	8,881
1,657	Scorpio Tankers Inc.	30,505
3,059	SemGroup Corp., Class A Shares	48,149
2,765	Ship Finance International Ltd.	34,258
220	SilverBow Resources Inc.*	4,950
4,199	SM Energy Co.	68,612
20,995	Southwestern Energy Co.*	88,809
8,312	SRC Energy Inc.*	38,235
715	Talos Energy Inc.*	16,052
8,216	Targa Resources Corp.	330,612
2,597	Teekay Corp.	10,648
7,025	Teekay Tankers Ltd., Class A Shares	7,517
3,016	Tellurian Inc.*(a)	30,944
5,946	Ultra Petroleum Corp.*	3,999
5,949	Uranium Energy Corp.*	7,496

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 2.4% — (continued)

Oil, Gas & Consumable Fuels — 1.6% — (continued)
3,477	W&T Offshore Inc.*	$18,115
3,329	Whiting Petroleum Corp.*	81,128
2,345	World Fuel Services Corp.	64,933
87,588	WPX Energy Inc.*	1,080,836
2,293	Zion Oil & Gas Inc.*	1,131

	Total Oil, Gas & Consumable Fuels	7,474,097

	TOTAL ENERGY	11,469,014

FINANCIALS — 11.2%

Banks — 5.0%
350	1st Constitution Bancorp	6,535
591	1st Source Corp.	28,102
349	ACNB Corp.	13,751
409	Allegiance Bancshares Inc.*	15,648
405	Amalgamated Bank, Class A Shares	7,173
317	American National Bankshares Inc.	11,349
1,636	Ameris Bancorp	66,700
319	Ames National Corp.	8,878
444	Arrow Financial Corp.	15,726
5,735	Associated Banc-Corp.	133,511
987	Atlantic Capital Bancshares Inc.*	19,029
57	Auburn National Bancorporation Inc.	1,922
1,610	Banc of California Inc.	27,885
619	BancFirst Corp.	34,899
179,874	Bancorp Inc. (The)*	1,631,457
3,332	BancorpSouth Bank	108,590
558	Bank of Commerce Holdings	6,333
1,510	Bank of Hawaii Corp.	124,167
486	Bank of Marin Bancorp	21,627
19,761	Bank of NT Butterfield & Son Ltd. (The)	805,063
221	Bank of Princeton (The)	7,189
4,267	Bank OZK	139,958
18,009	BankUnited Inc.	657,148
177	Bankwell Financial Group Inc.	5,358
1,119	Banner Corp.	69,523
625	Bar Harbor Bankshares	16,138
434	Baycom Corp.*	10,012
374	BCB Bancorp Inc.	4,907
1,388	Berkshire Hills Bancorp Inc.	43,472
866	Blue Hills Bancorp Inc.	21,546
1,191	BOK Financial Corp.	107,714
3,124	Boston Private Financial Holdings Inc.	37,144
626	Bridge Bancorp Inc.	20,639
2,678	Brookline Bancorp Inc.	42,794
765	Bryn Mawr Bank Corp.	31,181
342	Business First Bancshares Inc.	8,454
613	Byline Bancorp Inc.*	12,530
102	C&F Financial Corp.	5,262
4,464	Cadence BanCorp, Class A Shares	89,235
125	Cambridge Bancorp	10,374
570	Camden National Corp.	25,564
375	Capital City Bank Group Inc.	9,255
374	Capstar Financial Holdings Inc.	6,268
739	Carolina Financial Corp.	27,062

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 11.2% — (continued)

Banks — 5.0% — (continued)
2,824	Cathay General Bancorp	$109,684
231	CB Financial Services Inc.	5,976
702	CBTX Inc.	23,384
3,359	CenterState Bank Corp.	88,879
1,053	Central Pacific Financial Corp.	30,727
304	Central Valley Community Bancorp	5,919
86	Century Bancorp Inc., Class A Shares	6,652
2,581	Chemical Financial Corp.	118,287
124	Chemung Financial Corp.	5,776
27,540	CIT Group Inc.	1,403,714
468	Citizens & Northern Corp.	12,280
562	City Holding Co.	45,039
400	Civista Bancshares Inc.	8,532
561	CNB Financial Corp.	15,596
355	Coastal Financial Corp.*	5,804
331	Codorus Valley Bancorp Inc.	7,507
2,602	Columbia Banking System Inc.	98,564
5,600	Comerica Inc.	487,816
3,620	Commerce Bancshares Inc.	227,807
1,756	Community Bank System Inc.	113,771
856	Community Bankers Trust Corp.*	6,831
155	Community Financial Corp. (The)	4,659
582	Community Trust Bancorp Inc.	24,898
1,134	ConnectOne Bancorp Inc.	24,460
155	County Bancorp Inc.	2,959
2,069	Cullen/Frost Bankers Inc.	214,514
1,036	Customers Bancorp Inc.*	22,160
4,088	CVB Financial Corp.	93,166
1,112	Eagle Bancorp Inc.*	65,819
39,424	East West Bancorp Inc.	2,152,945
361	Enterprise Bancorp Inc.	11,451
775	Enterprise Financial Services Corp.	35,015
503	Equity Bancshares Inc., Class A Shares*	17,097
279	Esquire Financial Holdings Inc.*	6,364
187	Evans Bancorp Inc.	6,667
335	Farmers & Merchants Bancorp Inc.	10,254
1,013	Farmers National Banc Corp.	14,911
547	FB Financial Corp.	19,391
112	Fidelity D&D Bancorp Inc.	6,522
793	Fidelity Southern Corp.	25,836
611	Financial Institutions Inc.	18,416
7,492	First Bancorp	86,233
400	First Bancorp Inc.	10,540
996	First Bancorp.M	39,033
477	First Bancshares Inc. (The)	15,627
727	First Bank	8,411
1,631	First Busey Corp.	43,939
370	First Business Financial Services Inc.	8,162
246	First Choice Bancorp	5,732
292	First Citizens BancShares Inc., Class A Shares	127,481
3,394	First Commonwealth Financial Corp.	47,720
616	First Community Bancshares Inc.	22,084
338	First Community Corp.	6,777
3,325	First Financial Bancorp	92,202

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 11.2% — (continued)

Banks — 5.0% — (continued)
2,277	First Financial Bankshares Inc.	$147,663
447	First Financial Corp.	19,838
226	First Financial Northwest Inc.	3,666
1,299	First Foundation Inc.	19,810
192	First Guaranty Bancshares Inc.	4,011
4,843	First Hawaiian Inc.	130,567
11,756	First Horizon National Corp.	183,746
341	First Internet Bancorp	7,366
1,251	First Interstate BancSystem Inc., Class A Shares	52,092
1,906	First Merchants Corp.	76,983
450	First Mid-Illinois Bancshares Inc.	15,710
3,673	First Midwest Bancorp Inc.	85,030
347	First Northwest Bancorp	5,594
879	First of Long Island Corp. (The)	20,533
20,985	First Republic Bank	2,203,005
88	First Savings Financial Group Inc.	4,604
327	First United Corp.	5,657
1,034	Flushing Financial Corp.	23,999
11,245	FNB Corp.	137,639
495	Franklin Financial Network Inc.	16,236
5,952	Fulton Financial Corp.	102,255
798	German American Bancorp Inc.	24,714
2,978	Glacier Bancorp Inc.	130,496
404	Great Southern Bancorp Inc.	22,879
2,043	Great Western Bancorp Inc.	76,715
257	Guaranty Bancshares Inc.	7,905
3,087	Hancock Whitney Corp.	134,840
1,185	Hanmi Financial Corp.	27,350
472	HarborOne Bancorp Inc.*	7,613
1,101	Heartland Financial USA Inc.	53,498
1,597	Heritage Commerce Corp.	22,310
1,313	Heritage Financial Corp.	43,224
2,481	Hilltop Holdings Inc.	47,685
5,821	Home BancShares Inc.	113,393
586	HomeTrust Bancshares Inc.	15,957
4,473	Hope Bancorp Inc.	65,216
1,465	Horizon Bancorp Inc.	25,887
590	Howard Bancorp Inc.*	7,829
34,300	Huntington Bancshares Inc.	494,263
2,003	IBERIABANK Corp.	156,695
1,816	Independent Bank Corp.	100,822
1,203	Independent Bank Group Inc.	69,726
2,075	International Bancshares Corp.	84,701
334	Investar Holding Corp.	8,130
8,809	Investors Bancorp Inc.	110,729
1,723	Lakeland Bancorp Inc.	28,826
910	Lakeland Financial Corp.	43,971
324	LCNB Corp.	5,508
1,789	LegacyTexas Financial Group Inc.	74,655
960	Live Oak Bancshares Inc.	15,562
1,056	Macatawa Bank Corp.	11,521
238	Malvern Bancorp Inc.*	4,941
3,024	MB Financial Inc.	136,896
806	MBT Financial Corp.	8,922

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 11.2% — (continued)

Banks — 5.0% — (continued)
594	Mercantile Bank Corp.	$20,570
239	Metropolitan Bank Holding Corp.*	9,209
210	Mid Penn Bancorp Inc.	5,143
99	Middlefield Banc Corp.	4,153
799	Midland States Bancorp Inc.	20,375
423	MidSouth Bancorp Inc.	4,818
467	MidWestOne Financial Group Inc.	14,519
179	MutualFirst Financial Inc.	5,628
362	MVB Financial Corp.	5,539
1,076	National Bank Holdings Corp., Class A Shares	38,876
251	National Bankshares Inc.	9,914
612	National Commerce Corp.*	26,738
1,457	NBT Bancorp Inc.	56,284
315	Nicolet Bankshares Inc.*	18,087
318	Northeast Bancorp	6,449
262	Northrim BanCorp Inc.	9,828
201	Norwood Financial Corp.	6,159
304	Oak Valley Bancorp	5,426
1,615	OFG Bancorp	33,414
134	Ohio Valley Banc Corp.	4,892
604	Old Line Bancshares Inc.	17,299
5,192	Old National Bancorp	92,314
1,221	Old Second Bancorp Inc.	17,436
708	Opus Bank	16,121
613	Origin Bancorp Inc.	22,105
279	Orrstown Financial Services Inc.	5,697
473	Pacific City Financial Corp.	8,041
487	Pacific Mercantile Bancorp*	4,018
1,755	Pacific Premier Bancorp Inc.	52,387
4,465	PacWest Bancorp	183,154
494	Park National Corp.	49,474
284	Parke Bancorp Inc.	6,302
636	Peapack Gladstone Financial Corp.	18,495
169	Penns Woods Bancorp Inc.	7,412
583	Peoples Bancorp Inc.	19,437
165	Peoples Bancorp of North Carolina Inc.	4,653
268	Peoples Financial Services Corp.	11,725
13,279	People’s United Financial Inc.	235,835
540	People’s Utah Bancorp	15,854
2,721	Pinnacle Financial Partners Inc.	159,695
3,589	Popular Inc.	202,348
419	Preferred Bank	21,461
390	Premier Financial Bancorp Inc.	6,462
2,400	Prosperity Bancshares Inc.	178,680
510	QCR Holdings Inc.	18,233
515	RBB Bancorp	11,150
417	Reliant Bancorp Inc.	9,149
1,882	Renasant Corp.	72,043
322	Republic Bancorp Inc., Class A Shares	14,567
1,597	Republic First Bancorp Inc.*	10,221
1,180	S&T Bancorp Inc.	48,828
1,196	Sandy Spring Bancorp Inc.	41,944
331	SB One Bancorp	7,828
1,603	Seacoast Banking Corp. of Florida*	46,519

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 11.2% — (continued)

Banks — 5.0% — (continued)
486	Select Bancorp Inc.*	$5,623
1,837	ServisFirst Bancshares Inc.	64,240
449	Shore Bancshares Inc.	7,072
590	Sierra Bancorp	15,900
1,905	Signature Bank	258,623
3,143	Simmons First National Corp., Class A Shares	84,327
437	SmartFinancial Inc.*	8,574
1,299	South State Corp.	92,281
257	Southern First Bancshares Inc.*	9,792
756	Southern National Bancorp of Virginia Inc.	11,983
1,149	Southside Bancshares Inc.	39,893
333	Spirit of Texas Bancshares Inc.*	7,193
8,094	Sterling Bancorp	164,551
810	Stock Yards Bancorp Inc.	28,852
395	Summit Financial Group Inc.	9,642
5,796	Synovus Financial Corp.	229,985
44,930	TCF Financial Corp.	1,028,897
8,456	Texas Capital Bancshares Inc.*	516,070
504	Tompkins Financial Corp.	40,527
2,516	Towne Bank	69,366
949	TriCo Bancshares	38,169
828	TriState Capital Holdings Inc.*	18,721
898	Triumph Bancorp Inc.*	30,415
2,284	Trustmark Corp.	81,036
1,660	UMB Financial Corp.	114,225
7,980	Umpqua Holdings Corp.	145,076
2,933	Union Bankshares Corp.	104,327
117	Union Bankshares Inc.(a)	5,440
3,612	United Bankshares Inc.	138,665
2,652	United Community Banks Inc.	73,434
508	United Security Bancshares	5,486
281	Unity Bancorp Inc.	6,207
1,085	Univest Financial Corp.	28,763
11,287	Valley National Bancorp	119,191
1,595	Veritex Holdings Inc.	44,676
564	Washington Trust Bancorp Inc.	29,554
18,311	Webster Financial Corp.	1,051,418
1,965	WesBanco Inc.	83,375
580	West Bancorporation Inc.	13,410
885	Westamerica Bancorporation	56,888
3,581	Western Alliance Bancorp*	165,693
2,036	Wintrust Financial Corp.	149,992
6,803	Zions Bancorp N.A.	347,633

	Total Banks	23,554,538

Capital Markets — 2.3%
1,671	Artisan Partners Asset Management Inc., Class A Shares	43,947
56	Associated Capital Group Inc., Class A Shares(a)	2,382
722	B. Riley Financial Inc.	12,303
9,831	BGC Partners Inc., Class A Shares	60,264
1,643	Blucora Inc.*	44,180
2,763	BrightSphere Investment Group PLC	39,096
759	Cohen & Steers Inc.	31,696
1,071	Cowen Inc., Class A Shares*	16,579
130	Diamond Hill Investment Group Inc.	18,455

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 11.2% — (continued)

Capital Markets — 2.3% — (continued)
1,232	Donnelley Financial Solutions Inc.*	$17,507
3,998	Eaton Vance Corp.	167,316
9,270	Evercore Inc., Class A Shares	853,767
1,320	FactSet Research Systems Inc.	310,424
3,545	Federated Investors Inc., Class B Shares	105,464
726	Focus Financial Partners Inc., Class A Shares*	27,479
1,172	GAIN Capital Holdings Inc.	8,087
28,427	Greenhill & Co., Inc.(a)	669,172
11,525	Hamilton Lane Inc., Class A Shares	537,987
1,180	Houlihan Lokey Inc., Class A Shares	54,256
575	INTL. FCStone Inc.*	25,013
1,130	Investment Technology Group Inc.	34,160
3,952	Ladenburg Thalmann Financial Services Inc.	11,619
4,245	Lazard Ltd., Class A Shares	158,890
2,962	Legg Mason Inc.	86,639
27,786	LPL Financial Holdings Inc.	2,095,342
1,323	MarketAxess Holdings Inc.	322,653
1,669	Moelis & Co., Class A Shares	74,454
3,638	Moody’s Corp.	629,811
638	Morningstar Inc.	80,745
8,947	Nasdaq Inc.	819,277
365	Oppenheimer Holdings Inc., Class A Shares	10,300
487	Piper Jaffray Cos.	34,071
749	PJT Partners Inc., Class A Shares	34,626
552	Pzena Investment Management Inc., Class A Shares	5,498
9,800	Raymond James Financial Inc.	809,284
723	Safeguard Scientifics Inc.*	7,845
40,473	SEI Investments Co.	2,134,951
489	Siebert Financial Corp.*	6,161
236	Silvercrest Asset Management Group Inc., Class A Shares	3,538
2,531	Stifel Financial Corp.	137,762
1,466	Virtu Financial Inc., Class A Shares	36,855
262	Virtus Investment Partners Inc.	26,805
2,653	Waddell & Reed Financial Inc., Class A Shares	49,107
331	Westwood Holdings Group Inc.	12,793
4,377	WisdomTree Investments Inc.	34,053

	Total Capital Markets	10,702,613

Consumer Finance — 0.5%
411	Credit Acceptance Corp.*	180,783
460	Curo Group Holdings Corp.*	5,069
578	Elevate Credit Inc.*	2,532
977	Encore Capital Group Inc.*	33,413
1,245	Enova International Inc.*	31,772
1,791	EZCORP Inc., Class A Shares*	17,498
1,585	FirstCash Inc.	138,941
1,768	Green Dot Corp., Class A Shares*	114,124
11,818	LendingClub Corp.*	35,100
9,361	Navient Corp.	114,391
642	Nelnet Inc., Class A Shares	35,194
2,724	OneMain Holdings Inc., Class A Shares	89,892
1,545	PRA Group Inc.*	49,734
359	Regional Management Corp.*	9,761
4,133	Santander Consumer USA Holdings Inc.	84,892

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 11.2% — (continued)

Consumer Finance — 0.5% — (continued)
133,733	SLM Corp.*	$1,477,750
202	World Acceptance Corp.*	24,846

	Total Consumer Finance	2,445,692

Diversified Financial Services — 0.1%
1,188	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	24,853
2,623	Cannae Holdings Inc.*	60,119
5,328	FGL Holdings*	44,222
329	Marlin Business Services Corp.	7,745
2,018	On Deck Capital Inc.*	12,391
5,630	Voya Financial Inc.	284,709

	Total Diversified Financial Services	434,039

Insurance — 2.4%
523	Alleghany Corp.	336,268
1,734	Ambac Financial Group Inc.*	34,281
3,191	American Equity Investment Life Holding Co.	100,995
2,544	American Financial Group Inc.	253,535
256	American National Insurance Co.	37,681
662	AMERISAFE Inc.	41,779
8,146	Aon PLC	1,397,283
1,131	Argo Group International Holdings Ltd.	78,616
1,888	Assurant Inc.	194,445
3,814	Assured Guaranty Ltd.	159,273
2,887	Axis Capital Holdings Ltd.	164,761
4,449	Brighthouse Financial Inc.*	172,265
8,453	Brown & Brown Inc.	250,378
1,750	Citizens Inc., Class A Shares*(a)	11,953
6,118	CNO Financial Group Inc.	104,190
107,927	Crawford & Co., Class A Shares	1,083,587
45,808	Crawford & Co., Class B Shares	470,906
276	Donegal Group Inc., Class A Shares	3,718
676	eHealth Inc.*	36,105
293	EMC Insurance Group Inc.	9,356
1,127	Employers Holdings Inc.	46,951
450	Enstar Group Ltd.*	80,280
898	Erie Indemnity Co., Class A Shares	160,042
1,467	Everest Re Group Ltd.	331,703
374	FBL Financial Group Inc., Class A Shares	26,131
416	FedNat Holding Co.	7,592
35,486	Fidelity National Financial Inc.	1,245,204
3,831	First American Financial Corp.	194,577
17,932	Genworth Financial Inc., Class A Shares*	69,397
296	Global Indemnity Ltd.	11,420
371	Goosehead Insurance Inc., Class A Shares*(a)	11,705
1,274	Greenlight Capital Re Ltd., Class A Shares*	14,256
546	Hallmark Financial Services Inc.*	5,706
1,497	Hanover Insurance Group Inc. (The)	177,709
245	HCI Group Inc.	11,309
425	Health Insurance Innovations Inc., Class A Shares*	15,814
749	Heritage Insurance Holdings Inc.	11,175
1,419	Horace Mann Educators Corp.	55,611
121	Independence Holding Co.	4,621
44	Investors Title Co.	7,498
892	James River Group Holdings Ltd.	36,652

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 11.2% — (continued)

Insurance — 2.4% — (continued)
15,619	Kemper Corp.	$1,297,939
245	Kingstone Cos., Inc.	4,118
787	Kinsale Capital Group Inc.	52,540
2,473	Maiden Holdings Ltd.	3,042
2,994	MBIA Inc.*	29,730
963	Mercury General Corp.	51,010
2,305	National General Holdings Corp.	59,492
91	National Western Life Group Inc., Class A Shares	28,028
724	Navigators Group Inc. (The)	50,521
380	NI Holdings Inc.*	5,734
10,311	Old Republic International Corp.	215,087
1,514	Primerica Inc.	189,311
1,849	ProAssurance Corp.	75,069
420	Protective Insurance Corp., Class B Shares	8,866
2,268	Reinsurance Group of America Inc., Class A Shares	327,703
1,439	RenaissanceRe Holdings Ltd.	211,605
1,385	RLI Corp.	97,670
504	Safety Insurance Group Inc.	45,027
2,038	Selective Insurance Group Inc.	134,426
579	State Auto Financial Corp.	19,495
808	Stewart Information Services Corp.	34,687
2,565	Third Point Reinsurance Ltd.*	27,420
1,343	Tiptree Inc.	8,233
3,745	Torchmark Corp.	309,187
899	Trupanion Inc.*(a)	27,285
733	United Fire Group Inc.	35,726
904	United Insurance Holdings Corp.	14,808
1,115	Universal Insurance Holdings Inc.	43,530
116	White Mountains Insurance Group Ltd.	108,969
3,403	WR Berkley Corp.	284,695

	Total Insurance	11,267,681

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
1,163	AG Mortgage Investment Trust Inc.	20,678
18,688	AGNC Investment Corp.	329,843
4,060	Anworth Mortgage Asset Corp.	17,296
4,394	Apollo Commercial Real Estate Finance Inc.	79,795
2,568	Arbor Realty Trust Inc.(a)	33,230
1,117	Ares Commercial Real Estate Corp.	17,045
1,084	Arlington Asset Investment Corp., Class A Shares(a)	8,986
1,541	ARMOUR Residential REIT Inc.	30,897
3,985	Blackstone Mortgage Trust Inc., Class A Shares	137,403
3,473	Capstead Mortgage Corp.	28,826
405	Cherry Hill Mortgage Investment Corp.	7,509
6,756	Chimera Investment Corp.	124,918
2,931	Colony Credit Real Estate Inc.	51,087
2,047	Dynex Capital Inc.	12,487
1,104	Exantas Capital Corp.	11,978
1,556	Granite Point Mortgage Trust Inc.	29,595
536	Great Ajax Corp.	7,091
4,195	Invesco Mortgage Capital Inc.	66,784
602	KKR Real Estate Finance Trust Inc.	12,263
3,283	Ladder Capital Corp., Class A Shares	60,243
16,198	MFA Financial Inc.	117,760
13,224	New Residential Investment Corp.	218,725

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 11.2% — (continued)

Mortgage Real Estate Investment Trusts (REITs) — 0.4% — (continued)
5,844	New York Mortgage Trust Inc.	$35,064
1,954	Orchid Island Capital Inc., Class A Shares	13,053
2,228	PennyMac Mortgage Investment Trust	45,407
582	Ready Capital Corp.	9,388
3,098	Redwood Trust Inc.	47,399
9,695	Starwood Property Trust Inc.	217,459
1,202	TPG RE Finance Trust Inc.	24,064
9,069	Two Harbors Investment Corp.	125,787
1,737	Western Asset Mortgage Capital Corp.	17,422

	Total Mortgage Real Estate Investment Trusts (REITs)	1,959,482

Thrifts & Mortgage Finance — 0.5%
2,043	Axos Financial Inc.*	65,948
421	BankFinancial Corp.	6,584
2,291	Beneficial Bancorp Inc.	36,931
841	Bridgewater Bancshares Inc.*	9,386
322	BSB Bancorp Inc.*	11,367
4,446	Capitol Federal Financial Inc.	59,443
1,856	Columbia Financial Inc.*	29,752
1,178	Dime Community Bancshares Inc.	23,536
280	Entegra Financial Corp.*	6,728
294	ESSA Bancorp Inc.	4,701
13,124	Essent Group Ltd.*	566,169
335	Federal Agricultural Mortgage Corp., Class C Shares	27,426
739	First Defiance Financial Corp.	22,865
997	Flagstar Bancorp Inc.	32,562
92	FS Bancorp Inc.	4,770
75	Greene County Bancorp Inc.	2,363
52	Hingham Institution for Savings	10,182
296	Home Bancorp Inc.	10,470
941	HomeStreet Inc.*	26,254
439	Impac Mortgage Holdings Inc.*	1,756
3,126	Kearny Financial Corp.	42,482
294	LendingTree Inc.*	93,771
693	Luther Burbank Corp.	7,249
605	Merchants Bancorp	12,614
1,800	Meridian Bancorp Inc.	29,322
957	Meta Financial Group Inc.	22,346
12,670	MGIC Investment Corp.*	164,457
2,690	Mr Cooper Group Inc.*	36,719
17,173	New York Community Bancorp Inc.	214,834
2,168	NMI Holdings Inc., Class A Shares*	52,357
1,652	Northfield Bancorp Inc.	24,631
3,305	Northwest Bancshares Inc.	61,473
1,779	OceanFirst Financial Corp.	44,831
4,389	Ocwen Financial Corp.*	9,392
581	OP Bancorp	5,275
1,493	Oritani Financial Corp.	26,799
546	PCSB Financial Corp.	11,100
270	PDL Community Bancorp*	3,534
186	Provident Bancorp Inc.*	4,284
2,148	Provident Financial Services Inc.	58,963
276	Prudential Bancorp Inc.	5,015
7,827	Radian Group Inc.	159,358
886	Riverview Bancorp Inc.	6,858

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 11.2% — (continued)

Thrifts & Mortgage Finance — 0.5% — (continued)
314	SI Financial Group Inc.	$4,631
265	Southern Missouri Bancorp Inc.	9,588
551	Sterling Bancorp Inc.	5,560
291	Territorial Bancorp Inc.	8,177
1,660	TFS Financial Corp.	28,436
287	Timberland Bancorp Inc.	8,782
3,578	TrustCo Bank Corp. NY	30,306
1,873	United Community Financial Corp.	18,767
1,912	United Financial Bancorp Inc.	29,693
961	Walker & Dunlop Inc.	53,624
2,999	Washington Federal Inc.	92,009
871	Waterstone Financial Inc.	14,668
950	Western New England Bancorp Inc.	9,329
1,042	WSFS Financial Corp.	45,098

	Total Thrifts & Mortgage Finance	2,415,525

	TOTAL FINANCIALS	52,779,570

HEALTH CARE — 15.2%

Biotechnology — 3.3%
1,193	Abeona Therapeutics Inc.*	8,375
3,439	ACADIA Pharmaceuticals Inc.*	91,133
19,203	Acceleron Pharma Inc.*	845,700
1,385	Achaogen Inc.*(a)	1,004
5,051	Achillion Pharmaceuticals Inc.*	12,678
1,621	Acorda Therapeutics Inc.*	23,894
828	Adamas Pharmaceuticals Inc.*	9,265
686	ADMA Biologics Inc.*	2,806
2,384	Aduro Biotech Inc.*	10,251
2,372	Adverum Biotechnologies Inc.*	9,607
700	Aeglea BioTherapeutics Inc.*	5,852
3,576	Agenus Inc.*	11,050
357	AgeX Therapeutics Inc.*(a)	1,517
1,822	Agios Pharmaceuticals Inc.*	118,193
1,611	Aimmune Therapeutics Inc.*	38,809
3,214	Akebia Therapeutics Inc.*	23,398
391	Albireo Pharma Inc.*	10,995
2,171	Alder Biopharmaceuticals Inc.*	27,832
751	Aldeyra Therapeutics Inc.*	6,068
5,629	Alkermes PLC*	187,277
321	Allakos Inc.*	12,827
391	Allena Pharmaceuticals Inc.*	2,823
773	Allogene Therapeutics Inc.*	24,496
3,241	Alnylam Pharmaceuticals Inc.*	275,485
1,286	AMAG Pharmaceuticals Inc.*	19,149
6,620	Amicus Therapeutics Inc.*	80,102
766	AnaptysBio Inc.*	52,754
514	Anika Therapeutics Inc.*	16,772
23,993	Apellis Pharmaceuticals Inc.*	363,494
511	Aptinyx Inc.*	2,708
1,232	Arbutus Biopharma Corp.*	5,408
1,138	Arcus Biosciences Inc.*	13,417
1,549	Ardelyx Inc.*	4,353
1,737	Arena Pharmaceuticals Inc.*	86,711
3,300	ArQule Inc.*	10,791

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Biotechnology — 3.3% — (continued)
7,349	Array BioPharma Inc.*	$168,586
3,010	Arrowhead Pharmaceuticals Inc.*	58,755
345	Arsanis Inc.*	952
8,970	Ascendis Pharma AS, ADR*	653,195
679	Assembly Biosciences Inc.*	14,524
1,514	Atara Biotherapeutics Inc.*	54,216
1,563	Athenex Inc.*	20,585
4,761	Athersys Inc.*(a)	7,094
1,191	Audentes Therapeutics Inc.*	36,468
4,468	AVEO Pharmaceuticals Inc.*(a)	2,410
2,191	Avid Bioservices Inc.*	8,523
241	Avrobio Inc.*	4,015
1,777	Bellicum Pharmaceuticals Inc.*	5,704
4,127	BioCryst Pharmaceuticals Inc.*	34,089
1,017	Biohaven Pharmaceutical Holding Co., Ltd.*	44,728
7,849	BioMarin Pharmaceutical Inc.*	731,998
189	BioSpecifics Technologies Corp.*	13,126
3,583	BioTime Inc.*(a)	4,300
1,971	Bluebird Bio Inc.*	305,939
7,907	Blueprint Medicines Corp.*	649,876
935	Calithera Biosciences Inc.*	5,189
114	Calyxt Inc.*	1,827
1,009	Cara Therapeutics Inc.*	17,203
1,313	CareDx Inc.*	40,861
1,628	CASI Pharmaceuticals Inc.*(a)	5,340
618	Catalyst Biosciences Inc.*	5,265
3,568	Catalyst Pharmaceuticals Inc.*	10,383
171	Celcuity Inc.*	3,813
508	Cellular Biomedicine Group Inc.*(a)	9,713
765	ChemoCentryx Inc.*	8,224
1,495	Chimerix Inc.*	3,035
1,827	Clovis Oncology Inc.*	55,322
949	Cohbar Inc.*	3,018
1,744	Coherus Biosciences Inc.*	25,009
791	Concert Pharmaceuticals Inc.*	12,015
1,587	Corbus Pharmaceuticals Holdings Inc.*(a)	11,014
528	Corvus Pharmaceuticals Inc.*	2,556
272	Crinetics Pharmaceuticals Inc.*	6,501
2,213	CTI BioPharma Corp.*	2,257
519	Cue Biopharma Inc.*(a)	3,322
1,707	Cytokinetics Inc.*	12,325
1,436	CytomX Therapeutics Inc.*	16,112
236	Deciphera Pharmaceuticals Inc.*	6,702
1,582	Denali Therapeutics Inc.*	34,424
2,177	Dicerna Pharmaceuticals Inc.*	26,581
2,299	Dynavax Technologies Corp.*(a)	21,151
387	Eagle Pharmaceuticals Inc.*	19,377
1,698	Editas Medicine Inc.*	35,030
391	Eidos Therapeutics Inc.*(a)	7,222
1,617	Emergent BioSolutions Inc.*	94,352
585	Enanta Pharmaceuticals Inc.*	59,986
2,067	Epizyme Inc.*	26,788
788	Esperion Therapeutics Inc.*	36,327
594	Evelo Biosciences Inc.*	5,221

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Biotechnology — 3.3% — (continued)
11,212	Exact Sciences Corp.*	$1,020,292
26,534	Exelixis Inc.*	594,096
29,130	Fate Therapeutics Inc.*	457,632
590	Fennec Pharmaceuticals Inc.*	3,924
2,683	FibroGen Inc.*	155,077
1,231	Five Prime Therapeutics Inc.*	14,255
1,238	Flexion Therapeutics Inc.*	17,109
630	Fortress Biotech Inc.*	1,317
373	Forty Seven Inc.*	6,229
760	G1 Therapeutics Inc.*	14,030
724	Genomic Health Inc.*	55,002
5,922	Geron Corp.*(a)	8,646
1,749	Global Blood Therapeutics Inc.*	91,822
1,202	GlycoMimetics Inc.*	14,773
251	Gritstone Oncology Inc.*(a)	3,228
138	GTx Inc.*	138
4,369	Halozyme Therapeutics Inc.*	75,365
2,457	Heron Therapeutics Inc.*	65,037
623	Homology Medicines Inc.*	18,366
752	Idera Pharmaceuticals Inc.*	2,098
1,142	Immune Design Corp.*	6,646
5,447	ImmunoGen Inc.*	25,710
5,140	Immunomedics Inc.*(a)	81,006
6,382	Incyte Corp.*	550,320
3,158	Inovio Pharmaceuticals Inc.*	11,558
2,852	Insmed Inc.*	84,562
1,137	Insys Therapeutics Inc.*(a)	7,152
1,237	Intellia Therapeutics Inc.*	18,840
767	Intercept Pharmaceuticals Inc.*	76,501
2,583	Intrexon Corp.*(a)	20,587
2,365	Invitae Corp.*	47,584
4,536	Ionis Pharmaceuticals Inc.*	322,011
3,840	Iovance Biotherapeutics Inc.*	39,437
63,029	Ironwood Pharmaceuticals Inc., Class A Shares*	897,533
747	Jounce Therapeutics Inc.*	3,324
3,071	Kadmon Holdings Inc.*	9,121
1,804	Karyopharm Therapeutics Inc.*	7,451
288	Kezar Life Sciences Inc.*	5,861
967	Kindred Biosciences Inc.*	10,463
262	Kiniksa Pharmaceuticals Ltd., Class A Shares*	4,703
927	Kura Oncology Inc.*	14,127
798	La Jolla Pharmaceutical Co.*	4,549
1,501	Lexicon Pharmaceuticals Inc.*	7,985
731	Ligand Pharmaceuticals Inc.*	90,702
1,457	MacroGenics Inc.*	29,140
235	Madrigal Pharmaceuticals Inc.*	30,851
6,214	MannKind Corp.*(a)	11,123
1,587	MediciNova Inc.*(a)	14,521
363	Mersana Therapeutics Inc.*	2,000
1,140	Minerva Neurosciences Inc.*	9,040
837	Miragen Therapeutics Inc.*	2,344
752	Mirati Therapeutics Inc.*	54,746
1,171	Molecular Templates Inc.*	5,808
37,260	Momenta Pharmaceuticals Inc.*	524,993

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Biotechnology — 3.3% — (continued)
393	Mustang Bio Inc.*	$1,623
2,578	Myriad Genetics Inc.*	79,995
1,428	NantKwest Inc.*(a)	1,614
1,054	Natera Inc.*	16,695
5,225	Neurocrine Biosciences Inc.*	403,631
1,206	NewLink Genetics Corp.*	2,038
14,174	Novavax Inc.*	9,994
1,230	Nymox Pharmaceutical Corp.*(a)	2,669
11,088	OPKO Health Inc.*	28,274
16,240	Orchard Therapeutics PLC, ADR*	278,516
3,528	Organovo Holdings Inc.*(a)	3,740
364	Ovid therapeutics Inc.*	750
8,666	Palatin Technologies Inc.*	8,562
5,689	PDL BioPharma Inc.*	20,651
479	Pfenex Inc.*	2,151
1,923	Pieris Pharmaceuticals Inc.*	5,769
389	PolarityTE Inc.*(a)	4,711
2,251	Portola Pharmaceuticals Inc.*(a)	69,128
207	Principia Biopharma Inc.*	7,332
2,980	Progenics Pharmaceuticals Inc.*	13,172
683	Proteostasis Therapeutics Inc.*	2,814
1,345	Prothena Corp. PLC*	18,023
1,591	PTC Therapeutics Inc.*	54,953
1,084	Puma Biotechnology Inc.*	30,146
491	Ra Pharmaceuticals Inc.*	9,462
1,502	Radius Health Inc.*	28,478
719	Recro Pharma Inc.*	6,176
1,125	REGENXBIO Inc.*	58,196
1,373	Repligen Corp.*	81,721
296	Replimune Group Inc.*	4,061
1,487	Retrophin Inc.*	33,547
454	Rhythm Pharmaceuticals Inc.*	13,021
6,137	Rigel Pharmaceuticals Inc.*	13,440
759	Rocket Pharmaceuticals Inc.*	13,214
484	Rubius Therapeutics Inc.*	7,686
3,732	Sage Therapeutics Inc.*	594,321
3,511	Sangamo Therapeutics Inc.*	31,634
2,405	Sarepta Therapeutics Inc.*	346,897
1,075	Savara Inc.*	7,396
247	Scholar Rock Holding Corp.*	4,599
13,824	Seattle Genetics Inc.*	1,026,847
737	Selecta Biosciences Inc.*	1,467
629	Seres Therapeutics Inc.*	3,856
374	Solid Biosciences Inc.*	3,998
3,107	Sorrento Therapeutics Inc.*(a)	6,307
1,100	Spark Therapeutics Inc.*	124,630
3,689	Spectrum Pharmaceuticals Inc.*	39,878
135	Spero Therapeutics Inc.*	1,593
465	Spring Bank Pharmaceuticals Inc.*	4,836
965	Stemline Therapeutics Inc.*	10,586
408	Surface Oncology Inc.*	1,726
683	Syndax Pharmaceuticals Inc.*	4,214
10,024	Synergy Pharmaceuticals Inc.*	804
671	Synlogic Inc.*	5,831

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Biotechnology — 3.3% — (continued)
832	Syros Pharmaceuticals Inc.*	$5,649
1,148	T2 Biosystems Inc.*	4,982
2,202	TG Therapeutics Inc.*	14,974
505	Tocagen Inc.*	5,515
249	Twist Bioscience Corp.*	5,421
3,771	Tyme Technologies Inc.*(a)	9,164
1,670	Ultragenyx Pharmaceutical Inc.*	107,114
1,571	United Therapeutics Corp.*	198,402
903	UNITY Biotechnology Inc.*(a)	9,030
1,286	Unum Therapeutics Inc.*	5,465
1,799	Vanda Pharmaceuticals Inc.*	36,412
905	Veracyte Inc.*	18,290
2,630	Verastem Inc.*(a)	7,916
1,596	Vericel Corp.*	29,861
2,284	Viking Therapeutics Inc.*(a)	19,208
1,343	Vital Therapies Inc.*	318
798	Voyager Therapeutics Inc.*	11,970
1,638	Xencor Inc.*	49,697
170	XOMA Corp.*(a)	2,390
253	Y-mAbs Therapeutics Inc.*	5,477
965	Zafgen Inc.*	4,314
4,302	ZIOPHARM Oncology Inc.*(a)	12,691

	Total Biotechnology	15,641,910

Health Care Equipment & Supplies — 4.9%
1,748	ABIOMED Inc.*	584,706
103,861	Accuray Inc.*	500,610
1,909	Align Technology Inc.*	494,374
1,366	AngioDynamics Inc.*	30,612
5,210	Antares Pharma Inc.*	18,704
18,757	AtriCure Inc.*	599,099
49	Atrion Corp.	38,532
1,659	Avanos Medical Inc.*	78,106
1,248	AxoGen Inc.*	23,038
251	Axonics Modulation Technologies Inc.*	5,336
12,619	Becton Dickinson and Co.	3,139,481
2,820	Cantel Medical Corp.	207,326
1,215	Cardiovascular Systems Inc.*	42,975
4,849	Cerus Corp.*	31,567
969	CONMED Corp.	74,516
5,729	Cooper Cos., Inc. (The)	1,638,437
1,338	CryoLife Inc.*	39,578
829	CryoPort Inc.*(a)	9,533
530	Cutera Inc.*	9,074
965	CytoSorbents Corp.*	7,797
3,163	DexCom Inc.*	440,701
4,839	Edwards Lifesciences Corp.*	819,194
3,122	Endologix Inc.*	1,627
232	FONAR Corp.*	5,023
1,947	GenMark Diagnostics Inc.*	14,972
1,262	Glaukos Corp.*	93,603
2,546	Globus Medical Inc., Class A Shares*	123,965
9,172	Haemonetics Corp.*	796,772
724	Helius Medical Technologies Inc., Class A Shares*(a)	5,133
238	Heska Corp.*	19,466

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Health Care Equipment & Supplies — 4.9% — (continued)
2,329	Hill-Rom Holdings Inc.	$246,990
571	ICU Medical Inc.*	140,329
1,807	IDEXX Laboratories Inc.*	381,331
629	Inogen Inc.*	67,592
8,439	Insulet Corp.*	792,506
1,148	Integer Holdings Corp.*	104,422
23,813	Integra LifeSciences Holdings Corp.*	1,311,858
271	IntriCon Corp.*	7,295
1,278	Invacare Corp.	12,435
193	iRadimed Corp.*	4,825
844	iRhythm Technologies Inc.*	80,847
1,390	Lantheus Holdings Inc.*	31,761
591	LeMaitre Vascular Inc.	17,683
1,764	LivaNova PLC*	164,405
7,809	Masimo Corp.*	1,025,165
1,541	Meridian Bioscience Inc.	26,305
9,201	Merit Medical Systems Inc.*	512,772
58,367	Natus Medical Inc.*	1,612,680
1,845	Neogen Corp.*	114,316
259	Neuronetics Inc.*	4,520
1,009	Nevro Corp.*	46,485
14,338	Novocure Ltd.*	770,094
1,797	NuVasive Inc.*	105,843
598	Nuvectra Corp.*	7,517
2,247	OraSure Technologies Inc.*	24,155
599	Orthofix Medical Inc.*	36,599
263	OrthoPediatrics Corp.*	10,812
826	Oxford Immunotec Global PLC*	13,786
1,079	Penumbra Inc.*	144,230
392	Pulse Biosciences Inc.*(a)	6,989
1,225	Quidel Corp.*	80,311
1,804	Rockwell Medical Inc.*(a)	8,389
2,021	RTI Surgical Inc.*	10,065
312	SeaSpine Holdings Corp.*	4,786
2,836	Senseonics Holdings Inc.*(a)	8,480
303	SI-BONE Inc.*	6,278
870	Sientra Inc.*	9,631
1,593	STAAR Surgical Co.*	58,622
11,155	STERIS PLC	1,349,309
436	Surmodics Inc.*	25,441
649	Tactile Systems Technology Inc.*	49,330
1,816	Tandem Diabetes Care Inc.*	119,075
2,757	Teleflex Inc.	799,089
5,829	TransEnterix Inc.*(a)	14,514
119	Utah Medical Products Inc.	10,101
323	Vapotherm Inc.*	6,279
49,283	Varex Imaging Corp.*	1,549,458
2,599	ViewRay Inc.*	22,039
2,659	West Pharmaceutical Services Inc.	278,530
20,434	Wright Medical Group NV*	639,789

	Total Health Care Equipment & Supplies	22,769,920

Health Care Providers & Services — 2.0%
454	AAC Holdings Inc.*	1,158
29,637	Acadia Healthcare Co., Inc.*	779,157

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Health Care Providers & Services — 2.0% — (continued)
367	Addus HomeCare Corp.*	$24,666
941	Amedisys Inc.*	116,966
385	American Renal Associates Holdings Inc.*	4,809
1,708	AMN Healthcare Services Inc.*	85,417
155	Apollo Medical Holdings Inc.*(a)	3,029
4,442	BioScrip Inc.*	14,436
1,159	BioTelemetry Inc.*	86,600
222,143	Brookdale Senior Living Inc.*	1,501,687
879	Capital Senior Living Corp.*	4,395
551	Chemed Corp.	181,554
596	Civitas Solutions Inc.*	10,585
2,871	Community Health Systems Inc.*	14,211
326	CorVel Corp.*	21,940
1,325	Cross Country Healthcare Inc.*	11,580
1,911	Diplomat Pharmacy Inc.*	12,326
3,593	Encompass Health Corp.	226,862
1,755	Ensign Group Inc. (The)	86,785
2,272	Genesis Healthcare Inc., Class A Shares*	3,113
525	Guardant Health Inc.*	34,986
1,896	HealthEquity Inc.*	152,590
16,010	Laboratory Corp. of America Holdings*	2,373,322
1,088	LHC Group Inc.*	119,343
856	Magellan Health Inc.*	58,302
3,082	MEDNAX Inc.*	101,429
7,147	Molina Healthcare Inc.*	962,201
500	National HealthCare Corp.	40,705
417	National Research Corp.	16,234
2,277	Owens & Minor Inc.	14,208
28,394	Patterson Cos., Inc.	640,285
571	PetIQ Inc., Class A Shares*	17,193
1,841	Premier Inc., Class A Shares*	67,344
377	Providence Service Corp. (The)*	26,888
1,325	Quorum Health Corp.*	3,697
3,861	R1 RCM Inc.*	38,185
1,490	RadNet Inc.*	20,323
3,799	Select Medical Holdings Corp.*	56,301
730	Surgery Partners Inc.*	9,140
2,925	Tenet Healthcare Corp.*	83,596
1,380	Tivity Health Inc.*	29,532
825	Triple-S Management Corp., Class B Shares*	20,988
440	US Physical Therapy Inc.	48,505
4,739	WellCare Health Plans Inc.*	1,201,716

	Total Health Care Providers & Services	9,328,289

Health Care Technology — 0.5%
77,508	Allscripts Healthcare Solutions Inc.*	830,886
2,904	Castlight Health Inc., Class B Shares*	9,264
431	Computer Programs & Systems Inc.	14,197
23,933	Evolent Health Inc., Class A Shares*	315,676
1,059	HealthStream Inc.	29,440
3,060	HMS Holdings Corp.*	105,448
2,390	Inovalon Holdings Inc., Class A Shares*	31,405
431	Inspire Medical Systems Inc.*	26,722
2,098	Medidata Solutions Inc.*	157,392
1,079	NantHealth Inc.*	739

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Health Care Technology — 0.5% — (continued)
1,992	NextGen Healthcare Inc.*	$34,860
1,345	Omnicell Inc.*	114,258
445	Simulations Plus Inc.	9,127
647	Tabula Rasa HealthCare Inc.*	35,656
2,439	Teladoc Health Inc.*	156,974
4,410	Veeva Systems Inc., Class A Shares*	519,983
1,101	Vocera Communications Inc.*	36,487

	Total Health Care Technology	2,428,514

Life Sciences Tools & Services — 3.1%
917	Accelerate Diagnostics Inc.*(a)	19,605
34,758	Agilent Technologies Inc.	2,761,175
5,351	Bio-Rad Laboratories Inc., Class A Shares*	1,449,586
1,348	Bio-Techne Corp.	261,377
3,681	Bruker Corp.	140,651
1,156	Cambrex Corp.*	47,789
13,525	Charles River Laboratories International Inc.*	1,922,849
1,815	ChromaDex Corp.*(a)	6,334
1,898	Codexis Inc.*	41,035
1,486	Enzo Biochem Inc.*	5,023
124,724	Fluidigm Corp.*	1,379,447
1,600	Harvard Bioscience Inc.*	6,432
9,940	ICON PLC*	1,391,401
1,002	Illumina Inc.*	313,396
22,132	Luminex Corp.	563,923
765	Medpace Holdings Inc.*	42,037
28,914	NanoString Technologies Inc.*	736,440
2,228	NeoGenomics Inc.*	43,669
4,963	Pacific Biosciences of California Inc.*	36,280
3,993	PerkinElmer Inc.	375,981
10,603	PRA Health Sciences Inc.*	1,134,309
26,597	QIAGEN NV*	1,022,123
391	Quanterix Corp.*	9,662
2,278	Syneos Health Inc., Class A Shares*	95,152
3,084	Waters Corp.*	747,006

	Total Life Sciences Tools & Services	14,552,682

Pharmaceuticals — 1.4%
988	Aclaris Therapeutics Inc.*	6,402
1,240	Aerie Pharmaceuticals Inc.*	57,871
459	Akcea Therapeutics Inc.*(a)	15,620
3,486	Akorn Inc.*	14,118
43,135	Amneal Pharmaceuticals Inc.*	583,617
1,323	Amphastar Pharmaceuticals Inc.*	32,877
2,443	Ampio Pharmaceuticals Inc.*	1,533
338	ANI Pharmaceuticals Inc.*	22,237
1,861	Aratana Therapeutics Inc.*	7,481
282	Arvinas Inc.*	5,460
2,423	Assertio Therapeutics Inc.*	10,031
16,045	Catalent Inc.*	693,465
988	Clearside Biomedical Inc.*	1,433
1,099	Collegium Pharmaceutical Inc.*	19,331
3,907	Corcept Therapeutics Inc.*(a)	48,720
860	Corium International Inc.*#(b)	155
135,230	Correvio Pharma Corp.*(a)	442,202

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Pharmaceuticals — 1.4% — (continued)
33,914	Cymabay Therapeutics Inc.*	$400,524
1,234	Dermira Inc.*	10,304
509	Dova Pharmaceuticals Inc.*	3,909
6,490	Durect Corp.*	5,126
785	Eloxx Pharmaceuticals Inc.*	10,087
8,014	Endo International PLC*	88,074
405	Evolus Inc.*(a)	10,708
5,983	Horizon Pharma PLC*	173,567
804	Innovate Biopharmaceuticals Inc.*(a)	1,672
2,409	Innoviva Inc.*	37,821
28,326	Intersect ENT Inc.*	962,801
1,669	Intra-Cellular Therapies Inc.*	22,732
2,149	Jazz Pharmaceuticals PLC*	300,924
426	Kala Pharmaceuticals Inc.*	3,574
1,196	Lannett Co., Inc.*(a)	11,254
345	Liquidia Technologies Inc.*	6,907
14,214	Mallinckrodt PLC*	354,781
1,359	Marinus Pharmaceuticals Inc.*	4,661
34,165	Medicines Co. (The)*(a)	842,851
110	Melinta Therapeutics Inc.*	586
265	Menlo Therapeutics Inc.*	2,255
1,214	MyoKardia Inc.*	54,448
3,842	Nektar Therapeutics, Class A Shares*	155,755
1,067	Neos Therapeutics Inc.*	2,443
1,095	Ocular Therapeutix Inc.*	4,873
285	Odonate Therapeutics Inc.*	4,697
1,707	Omeros Corp.*(a)	24,615
534	Optinose Inc.*(a)	3,962
682	Osmotica Pharmaceuticals PLC*	4,904
1,394	Pacira Pharmaceuticals Inc.*	57,405
1,169	Paratek Pharmaceuticals Inc.*(a)	7,575
756	Phibro Animal Health Corp., Class A Shares	22,151
1,820	Prestige Consumer Healthcare Inc.*	53,253
652	Reata Pharmaceuticals Inc., Class A Shares*	61,510
1,220	Revance Therapeutics Inc.*	20,667
333	scPharmaceuticals Inc.*	1,086
627	Sienna Biopharmaceuticals Inc.*	1,599
1,773	SIGA Technologies Inc.*	12,021
1,719	Supernus Pharmaceuticals Inc.*	70,204
1,542	Teligent Inc.*(a)	2,436
2,531	Tetraphase Pharmaceuticals Inc.*	2,987
6,253	TherapeuticsMD Inc.*(a)	35,767
1,603	Theravance Biopharma Inc.*	38,905
447	Tricida Inc.*	10,339
397	Verrica Pharmaceuticals Inc.*	4,494
657	WaVe Life Sciences Ltd.*	27,548
259	Xeris Pharmaceuticals Inc.*	2,593
15,195	Zogenix Inc.*	801,232

	Total Pharmaceuticals	6,707,140

	TOTAL HEALTH CARE	71,428,455

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 17.8%

Aerospace & Defense — 3.1%
1,282	AAR Corp.	$46,831
2,637	Aerojet Rocketdyne Holdings Inc.*	98,228
742	Aerovironment Inc.*	59,115
796	Astronics Corp.*	28,632
2,012	Axon Enterprise Inc.*	108,306
11,904	BWX Technologies Inc.	623,174
27,544	Cubic Corp.	1,699,465
1,603	Curtiss-Wright Corp.	197,634
354	Ducommun Inc.*	15,020
960	Esterline Technologies Corp.*	116,880
1,381	HEICO Corp.	129,441
18,426	HEICO Corp., Class A Shares	1,473,896
44,199	Hexcel Corp.	3,188,516
1,543	Huntington Ingalls Industries Inc.	323,120
68,620	KEYW Holding Corp. (The)*	507,788
3,069	Kratos Defense & Security Solutions Inc.*	52,756
2,113	MAXAR TECHNOLOGIES INC	15,404
12,076	Mercury Systems Inc.*	767,068
1,141	Moog Inc., Class A Shares	107,208
165	National Presto Industries Inc.(a)	18,503
249	Sparton Corp.*	4,602
15,237	Spirit AeroSystems Holdings Inc., Class A Shares	1,505,416
8,452	Teledyne Technologies Inc.*	1,995,010
1,822	Triumph Group Inc.	42,198
416	Vectrus Inc.*	11,215
189,176	Wesco Aircraft Holdings Inc.*	1,606,104

	Total Aerospace & Defense	14,741,530

Air Freight & Logistics — 0.1%
2,034	Air Transport Services Group Inc.*	47,331
812	Atlas Air Worldwide Holdings Inc.*	43,637
1,050	Echo Global Logistics Inc.*	25,221
1,128	Forward Air Corp.	72,925
1,170	Hub Group Inc., Class A Shares*	50,287
1,739	Radiant Logistics Inc.*	11,112

	Total Air Freight & Logistics	250,513

Airlines — 0.3%
4,239	Alaska Air Group Inc.	261,546
488	Allegiant Travel Co., Class A Shares	64,465
1,102	Copa Holdings SA, Class A Shares	97,163
1,707	Hawaiian Holdings Inc.	50,783
40,880	JetBlue Airways Corp.*	682,696
614	Mesa Air Group Inc.*	6,183
1,804	SkyWest Inc.	97,488
2,491	Spirit Airlines Inc.*	140,119

	Total Airlines	1,400,443

Building Products — 0.9%
1,442	AAON Inc.	57,478
1,259	Advanced Drainage Systems Inc.	32,004
3,436	Allegion PLC	309,103
478	American Woodmark Corp.*	40,726
12,039	AO Smith Corp.	625,185
941	Apogee Enterprises Inc.	33,584

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 17.8% — (continued)

Building Products — 0.9% — (continued)
764	Armstrong Flooring Inc.*	$10,956
1,587	Armstrong World Industries Inc.	116,137
4,336	Builders FirstSource Inc.*	60,400
748	Caesarstone Ltd.	12,566
1,287	Continental Building Products Inc.*	37,104
597	CSW Industrials Inc.*	33,898
5,226	Fortune Brands Home & Security Inc.	246,249
1,112	Gibraltar Industries Inc.*	45,036
1,354	Griffon Corp.	24,155
677	Insteel Industries Inc.	15,402
19,808	JELD-WEN Holding Inc.*	400,320
1,293	Lennox International Inc.	317,108
903	Masonite International Corp.*	50,071
1,547	NCI Building Systems Inc.*	10,860
3,946	Owens Corning	197,024
795	Patrick Industries Inc.*	35,942
2,055	PGT Innovations Inc.*	30,989
1,226	Quanex Building Products Corp.	21,075
1,473	Simpson Manufacturing Co., Inc.	88,277
14,922	Trex Co., Inc.*	1,118,404
2,276	Universal Forest Products Inc.	70,488
2,995	USG Corp.	129,114

	Total Building Products	4,169,655

Commercial Services & Supplies — 2.0%
2,468	ABM Industries Inc.	88,009
4,153	ACCO Brands Corp.	38,623
3,976	ADT Inc.(a)	31,808
2,746	Advanced Disposal Services Inc.*	72,824
1,790	Brady Corp., Class A Shares	84,685
987	BrightView Holdings Inc.*	13,325
1,761	Brink’s Co. (The)	138,978
1,390	Casella Waste Systems Inc., Class A Shares*	49,039
973	CECO Environmental Corp.*	7,414
761	Cimpress NV*	62,783
6,024	Cintas Corp.	1,244,558
14,301	Clean Harbors Inc.*	972,468
38,870	Covanta Holding Corp.	660,013
1,609	Deluxe Corp.	74,867
941	Ennis Inc.	19,949
2,732	Healthcare Services Group Inc.	104,308
554	Heritage-Crystal Clean Inc.*	13,385
2,244	Herman Miller Inc.	82,310
1,650	HNI Corp.	63,740
2,024	Interface Inc., Class A Shares	35,926
4,761	KAR Auction Services Inc.	224,481
1,321	Kimball International Inc., Class B Shares	20,726
1,655	Knoll Inc.	35,020
1,267	LSC Communications Inc.	10,719
36,981	Matthews International Corp., Class A Shares	1,470,734
844	McGrath RentCorp	50,505
1,543	Mobile Mini Inc.	55,563
10,536	MSA Safety Inc.	1,089,317
531	Multi-Color Corp.	26,470
157	NL Industries Inc.*	680

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 17.8% — (continued)

Commercial Services & Supplies — 2.0% — (continued)
787	PICO Holdings Inc.*	$8,090
6,544	Pitney Bowes Inc.	47,051
1,140	Quad/Graphics Inc.	16,633
5,276	Rollins Inc.	209,246
2,213	RR Donnelley & Sons Co.	11,906
853	SP Plus Corp.*	29,343
2,971	Steelcase Inc., Class A Shares	52,022
14,944	Stericycle Inc.*	666,204
1,065	Team Inc.*	16,635
2,025	Tetra Tech Inc.	121,541
532	UniFirst Corp.	76,512
865	US Ecology Inc.	49,634
707	Viad Corp.	40,935
286	VSE Corp.	10,110
16,783	Waste Connections Inc.	1,399,702

	Total Commercial Services & Supplies	9,598,791

Construction & Engineering — 2.5%
5,717	AECOM*	176,998
1,206	Aegion Corp., Class A Shares*	20,936
595	Ameresco Inc., Class A Shares*	9,740
54,400	Arcosa Inc.	1,821,856
546	Argan Inc.	25,389
1,283	Comfort Systems USA Inc.	68,795
1,052	Dycom Industries Inc.*	47,424
26,497	EMCOR Group Inc.	1,911,229
5,104	Fluor Corp.	191,910
37,174	Granite Construction Inc.	1,730,821
2,140	Great Lakes Dredge & Dock Corp.*	19,046
1,890	HC2 Holdings Inc.*	5,954
295	IES Holdings Inc.*	5,422
781	Infrastructure & Energy Alternatives Inc.*	4,866
43,558	Jacobs Engineering Group Inc.	3,213,709
90,029	KBR Inc.	1,778,973
2,220	MasTec Inc.*	95,860
570	MYR Group Inc.*	19,118
371	Northwest Pipe Co.*	9,153
319	NV5 Global Inc.*	25,284
1,240	Orion Group Holdings Inc.*	5,270
1,417	Primoris Services Corp.	33,115
5,312	Quanta Services Inc.	189,320
1,080	Sterling Construction Co., Inc.*	15,779
1,359	Tutor Perini Corp.*	25,576
3,261	Valmont Industries Inc.	445,420
1,228	Willscot Corp., Class A Shares*	12,513

	Total Construction & Engineering	11,909,476

Electrical Equipment — 1.2%
1,449	Acuity Brands Inc.	188,544
249	Allied Motion Technologies Inc.	10,371
1,341	Atkore International Group Inc.*	30,977
37,186	AZZ Inc.	1,711,300
168,547	Babcock & Wilcox Enterprises Inc.*	108,039
703	Encore Wire Corp.	41,646
872	Energous Corp.*(a)	5,023

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 17.8% — (continued)

Electrical Equipment — 1.2% — (continued)
1,546	EnerSys	$114,126
3,177	Enphase Energy Inc.*(a)	28,815
3,943	FuelCell Energy Inc.*(a)	1,869
2,125	Generac Holdings Inc.*	109,565
1,977	GrafTech International Ltd.	28,508
1,981	Hubbell Inc., Class B Shares	233,857
5,893	nVent Electric PLC	161,940
7,711	Plug Power Inc.*(a)	13,803
305	Powell Industries Inc.	9,787
102	Preformed Line Products Co.	6,089
1,584	Regal Beloit Corp.	132,676
2,728	Rockwell Automation Inc.	487,112
5,882	Sensata Technologies Holding PLC*	298,394
3,301	Sunrun Inc.*	51,198
68,042	Thermon Group Holdings Inc.*	1,692,885
577	TPI Composites Inc.*	17,431
644	Vicor Corp.*	20,466
1,359	Vivint Solar Inc.*(a)	7,108

	Total Electrical Equipment	5,511,529

Industrial Conglomerates — 0.7%
7,437	Carlisle Cos., Inc.	915,346
1,250	Raven Industries Inc.	49,900
6,576	Roper Technologies Inc.	2,128,322

	Total Industrial Conglomerates	3,093,568

Machinery — 3.7%
24,307	Actuant Corp., Class A Shares	594,306
2,395	AGCO Corp.	161,854
332	Alamo Group Inc.	31,885
1,004	Albany International Corp., Class A Shares	77,860
4,158	Allison Transmission Holdings Inc.	206,653
2,297	Altra Industrial Motion Corp.	73,068
762	Astec Industries Inc.	29,078
1,670	Barnes Group Inc.	96,977
514	Blue Bird Corp.*	9,560
1,329	Briggs & Stratton Corp.	17,423
1,078	Chart Industries Inc.*	95,166
600	CIRCOR International Inc.*	18,918
2,979	Colfax Corp.*	78,824
829	Columbus McKinnon Corp.	31,046
1,068	Commercial Vehicle Group Inc.*	8,544
1,764	Crane Co.	149,181
536	DMC Global Inc.	25,181
4,650	Donaldson Co., Inc.	239,893
754	Douglas Dynamics Inc.	31,804
203	Eastern Co. (The)	5,907
1,250	Energy Recovery Inc.*(a)	10,025
808	EnPro Industries Inc.	55,421
964	ESCO Technologies Inc.	66,699
2,537	Evoqua Water Technologies Corp.*	34,452
2,314	Federal Signal Corp.	56,878
23,919	Flowserve Corp.	1,062,243
1,607	Franklin Electric Co., Inc.	85,508
365	FreightCar America Inc.*	2,829

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 17.8% — (continued)

Machinery — 3.7% — (continued)
4,652	Gardner Denver Holdings Inc.*	$124,906
1,671	Gates Industrial Corp. PLC*	26,903
303	Gencor Industries Inc.*	4,033
808	Global Brass & Copper Holdings Inc.	27,270
669	Gorman-Rupp Co. (The)	22,619
5,992	Graco Inc.	281,384
303	Graham Corp.	6,863
1,105	Greenbrier Cos., Inc. (The)	45,581
17,933	Harsco Corp.*	401,340
2,214	Hillenbrand Inc.	98,058
226	Hurco Cos., Inc.	9,691
376	Hyster-Yale Materials Handling Inc.	25,440
8,001	IDEX Corp.	1,152,944
12,781	ITT Inc.	738,231
1,113	John Bean Technologies Corp.	104,288
376	Kadant Inc.	32,881
2,896	Kennametal Inc.	109,150
341	LB Foster Co., Class A Shares*	5,903
12,768	Lincoln Electric Holdings Inc.	1,103,411
351	Lindsay Corp.	32,457
12,018	Lydall Inc.*	338,307
223	Manitex International Inc.*	1,704
95,809	Manitowoc Co., Inc. (The)*	1,723,604
2,878	Meritor Inc.*	64,122
1,991	Middleby Corp. (The)*	244,077
2,693	Milacron Holdings Corp.*	37,675
418	Miller Industries Inc.	14,174
1,971	Mueller Industries Inc.	65,141
5,898	Mueller Water Products Inc., Class A Shares	61,575
1,883	Navistar International Corp.*	72,251
1,578	NN Inc.	15,638
2,042	Nordson Corp.	277,222
102	Omega Flex Inc.	7,538
2,649	Oshkosh Corp.	206,119
282	Park-Ohio Holdings Corp.	8,965
5,522	Pentair PLC	234,906
945	Proto Labs Inc.*	106,776
837	RBC Bearings Inc.*	117,306
1,127	REV Group Inc.	9,963
3,695	Rexnord Corp.*	98,546
2,034	Snap-on Inc.	325,440
1,194	Spartan Motors Inc.	10,913
1,465	SPX Corp.*	53,267
44,690	SPX FLOW Inc.*	1,542,699
436	Standex International Corp.	35,756
986	Sun Hydraulics Corp.	46,914
702	Tennant Co.	44,366
2,525	Terex Corp.	84,815
2,395	Timken Co. (The)	103,919
1,809	Titan International Inc.	11,324
3,732	Toro Co. (The)	255,941
1,570	TriMas Corp.*	50,758
5,343	Trinity Industries Inc.	125,080
10,919	Twin Disc Inc.*	193,157

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 17.8% — (continued)

Machinery — 3.7% — (continued)
1,921	Wabash National Corp.	$28,508
1,902	WABCO Holdings Inc.*	261,582
22,856	Wabtec Corp.(a)	1,674,431
1,058	Watts Water Technologies Inc., Class A Shares	85,211
40,039	Welbilt Inc.*	639,423
1,943	Woodward Inc.	187,189

	Total Machinery	17,176,838

Marine — 0.1%
1,817	Costamare Inc.	9,448
34,600	Danaos Corp.*	38,060
1,848	Eagle Bulk Shipping Inc.*	9,037
77	Genco Shipping & Trading Ltd.*	627
2,148	Kirby Corp.*	159,425
9,229	Matson Inc.	333,259
2,124	Safe Bulkers Inc.*	3,186
1,967	Scorpio Bulkers Inc.	8,340

	Total Marine	561,382

Professional Services — 0.6%
721	Acacia Research Corp.*	2,199
1,859	ASGN Inc.*	119,738
230	Barrett Business Services Inc.	18,064
266	BG Staffing Inc.	6,637
1,795	CBIZ Inc.*	37,031
296	CRA International Inc.	14,788
1,910	Exponent Inc.	108,163
391	Forrester Research Inc.	19,628
275	Franklin Covey Co.*	7,155
1,412	FTI Consulting Inc.*	104,714
467	GP Strategies Corp.*	7,818
684	Heidrick & Struggles International Inc.	29,487
765	Huron Consulting Group Inc.*	35,052
709	ICF International Inc.	53,544
1,497	InnerWorkings Inc.*	7,260
1,401	Insperity Inc.	176,904
1,169	Kelly Services Inc., Class A Shares	28,208
776	Kforce Inc.	28,720
2,011	KornFerry	98,117
2,170	ManpowerGroup Inc.	182,822
87,692	Mistras Group Inc.*	1,383,780
1,479	Navigant Consulting Inc.	30,453
1,126	Resources Connection Inc.	19,559
4,177	Robert Half International Inc.	284,830
1,532	TriNet Group Inc.*	93,896
1,390	TrueBlue Inc.*	31,998
457	Upwork Inc.*	10,826
1,430	WageWorks Inc.*	47,047
345	Willdan Group Inc.*	13,069

	Total Professional Services	3,001,507

Road & Rail — 0.9%
256	AMERCO	98,455
891	ArcBest Corp.	31,034
21,842	Avis Budget Group Inc.*	782,381

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 17.8% — (continued)

Road & Rail — 0.9% — (continued)
438	Covenant Transportation Group Inc., Class A Shares*	$9,991
1,485	Daseke Inc.*	7,054
2,159	Genesee & Wyoming Inc., Class A Shares*	177,038
1,588	Heartland Express Inc.	31,903
31,452	Hertz Global Holdings Inc.*	600,733
24,278	Knight-Swift Transportation Holdings Inc., Class A Shares(a)	816,469
1,487	Landstar System Inc.	161,607
1,454	Marten Transport Ltd.	27,117
82	PAM Transportation Services Inc.*	4,154
24,013	Ryder System Inc.	1,492,648
890	Saia Inc.*	58,882
1,619	Schneider National Inc., Class B Shares	35,440
346	Universal Logistics Holdings Inc.	7,664
859	US Xpress Enterprises Inc., Class A Shares*	7,516
367	USA Truck Inc.*	6,312
1,636	Werner Enterprises Inc.	56,491
1,308	YRC Worldwide Inc.*	10,032

	Total Road & Rail	4,422,921

Trading Companies & Distributors — 1.7%
74,415	Air Lease Corp., Class A Shares	2,780,144
1,859	Aircastle Ltd.	36,920
1,342	Applied Industrial Technologies Inc.	78,024
14,931	Beacon Roofing Supply Inc.*	541,547
285	BlueLinx Holdings Inc.*	9,131
2,266	BMC Stock Holdings Inc.*	43,349
658	CAI International Inc.*	15,502
575	DXP Enterprises Inc.*	20,338
170	EVI Industries Inc.(a)	6,885
425	Foundation Building Materials Inc.*	4,726
1,315	GATX Corp.	104,542
295	General Finance Corp.*	3,186
1,213	GMS Inc.*	23,714
1,260	H&E Equipment Services Inc.	36,275
20,285	HD Supply Holdings Inc.*	872,458
898	Herc Holdings Inc.*	39,512
986	Kaman Corp.	60,718
239	Lawson Products Inc.*	7,545
3,257	MRC Global Inc.*	54,913
1,643	MSC Industrial Direct Co., Inc., Class A Shares	138,686
3,746	NOW Inc.*	54,055
25,542	Rush Enterprises Inc., Class A Shares	1,070,721
192	Rush Enterprises Inc., Class B Shares	7,930
1,421	SiteOne Landscape Supply Inc.*	76,322
460	Systemax Inc.	9,320
121,735	Textainer Group Holdings Ltd.*	1,328,129
563	Titan Machinery Inc.*	10,815
1,808	Triton International Ltd.	59,501
4,378	Univar Inc.*	98,987
446	Veritiv Corp.*	12,885
1,162	Watsco Inc.	167,200
1,845	WESCO International Inc.*	100,460
42	Willis Lease Finance Corp.*	1,767

	Total Trading Companies & Distributors	7,876,207

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 17.8% — (continued)

Transportation Infrastructure — 0.0%
2,914	Macquarie Infrastructure Corp.	$119,153

	TOTAL INDUSTRIALS	83,833,513

INFORMATION TECHNOLOGY — 20.2%

Communications Equipment — 1.6%
15,987	Acacia Communications Inc.*	852,906
1,799	ADTRAN Inc.	27,021
1,137	Aerohive Networks Inc.*	5,742
693	Applied Optoelectronics Inc.*(a)	9,356
1,341	Arista Networks Inc.*	382,520
5,915	ARRIS International PLC*	187,387
1,299	CalAmp Corp.*	18,056
1,568	Calix Inc.*	12,858
839	Casa Systems Inc.*	8,549
57,585	Ciena Corp.*	2,456,576
411	Clearfield Inc.*	5,968
6,922	CommScope Holding Co., Inc.*	161,352
860	Comtech Telecommunications Corp.	22,790
390	DASAN Zhone Solutions Inc.*	5,394
937	Digi International Inc.*	12,368
1,642	EchoStar Corp., Class A Shares*	63,316
4,296	Extreme Networks Inc.*	35,313
4,340	Finisar Corp.*	106,287
2,722	Harmonic Inc.*	15,025
92,865	Infinera Corp.*	474,540
1,223	InterDigital Inc.	85,280
659	KVH Industries Inc.*	7,486
2,715	Lumentum Holdings Inc.*	135,071
1,086	NETGEAR Inc.*	38,933
2,608	NetScout Systems Inc.*	71,381
1,200	Plantronics Inc.	60,288
1,254	Quantenna Communications Inc.*	22,760
51,114	Ribbon Communications Inc.*	263,237
518	Ubiquiti Networks Inc.(a)	74,794
2,010	ViaSat Inc.*(a)	151,856
123,349	Viavi Solutions Inc.*	1,619,572

	Total Communications Equipment	7,393,982

Electronic Equipment, Instruments & Components — 2.6%
6,725	Amphenol Corp., Class A Shares	631,948
1,038	Anixter International Inc.*	60,910
2,652	Arlo Technologies Inc.*	11,483
3,171	Arrow Electronics Inc.*	252,729
19,822	Avnet Inc.	862,059
1,881	AVX Corp.	34,234
994	Badger Meter Inc.	58,487
335	Bel Fuse Inc., Class B Shares	8,191
1,501	Belden Inc.	92,747
1,527	Benchmark Electronics Inc.	41,840
5,303	CDW Corp.	497,899
6,013	Cognex Corp.	321,094
845	Coherent Inc.*	112,453
1,000	Control4 Corp.*	18,010
1,119	CTS Corp.	35,942
1,375	Daktronics Inc.	11,165

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.2% — (continued)

Electronic Equipment, Instruments & Components — 2.6% — (continued)
2,295	Dolby Laboratories Inc., Class A Shares	$148,716
460	ePlus Inc.*	41,142
1,265	Fabrinet*	74,002
629	FARO Technologies Inc.*	28,814
7,720	Fitbit Inc., Class A Shares*	45,702
4,874	FLIR Systems Inc.	250,767
9,795	II-VI Inc.*	416,092
1,226	Insight Enterprises Inc.*	68,435
974	Iteris Inc.*	4,208
16,788	Itron Inc.*	889,932
5,777	Jabil Inc.	164,067
1,919	KEMET Corp.	36,365
46,009	Keysight Technologies Inc.*	3,883,620
988	Kimball Electronics Inc.*	15,314
3,037	Knowles Corp.*	49,442
881	Littelfuse Inc.	170,112
62,101	Maxwell Technologies Inc.*(a)	293,117
114	Mesa Laboratories Inc.	26,230
1,227	Methode Electronics Inc.	34,430
672	MTS Systems Corp.	35,818
505	Napco Security Technologies Inc.*	10,852
4,016	National Instruments Corp.	187,708
824	nLight Inc.*	17,625
1,165	Novanta Inc.*	95,215
7,486	OSI Systems Inc.*	650,159
377	PAR Technology Corp.*	10,168
608	Park Electrochemical Corp.	10,573
440	PC Connection Inc.	17,706
1,192	Plexus Corp.*	73,618
646	Rogers Corp.*	100,291
2,359	Sanmina Corp.*	75,346
1,009	ScanSource Inc.*	37,888
1,455	SYNNEX Corp.	142,765
1,394	Tech Data Corp.*	142,495
9,066	Trimble Inc.*	362,731
3,214	TTM Technologies Inc.*	38,954
4,840	Vishay Intertechnology Inc.	106,093
308	Vishay Precision Group Inc.*	10,737
1,914	Zebra Technologies Corp., Class A Shares*	383,776

	Total Electronic Equipment, Instruments & Components	12,202,216

IT Services — 4.9%
16,021	Black Knight Inc.*	837,097
5,033	Booz Allen Hamilton Holding Corp., Class A Shares	266,044
1,218	Brightcove Inc.*	10,804
890	CACI International Inc., Class A Shares*	162,211
1,103	Carbonite Inc.*	25,667
1,373	Cardtronics PLC, Class A Shares*	40,517
540	Cass Information Systems Inc.	28,204
53,996	Conduent Inc.*	789,422
24,707	CoreLogic Inc.*	906,006
1,147	CSG Systems International Inc.	47,658
12,213	DXC Technology Co.	804,348
2,660	Endurance International Group Holdings Inc.*	18,620
1,864	EPAM Systems Inc.*	301,558

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.2% — (continued)

IT Services — 4.9% — (continued)
29,721	Euronet Worldwide Inc.*	$3,992,125
2,518	Everi Holdings Inc.*	19,363
2,135	EVERTEC Inc.	61,104
869	Evo Payments Inc., Class A Shares*	23,220
1,441	Exela Technologies Inc.*	5,735
1,169	ExlService Holdings Inc.*	71,777
81,989	Genpact Ltd.	2,723,675
15,716	Global Payments Inc.	2,049,052
6,095	GoDaddy Inc., Class A Shares*	454,992
1,481	GTT Communications Inc.*(a)	46,296
920	Hackett Group Inc. (The)	14,959
335	I3 Verticals Inc., Class A Shares*	7,048
1,089	Information Services Group Inc.*	4,694
1,044	Internap Corp.*	5,648
27,789	InterXion Holding NV*	1,820,180
2,786	Jack Henry & Associates Inc.	369,507
5,110	Leidos Holdings Inc.	330,055
3,663	Limelight Networks Inc.*	10,696
2,865	LiveRamp Holdings Inc.*	153,994
922	ManTech International Corp., Class A Shares	50,111
2,240	MAXIMUS Inc.	158,323
1,105	MoneyGram International Inc.*	2,685
2,405	NIC Inc.	41,101
3,121	Okta Inc., Class A Shares*	264,910
1,098	Perficient Inc.*	31,414
5,257	Perspecta Inc.	110,923
464	PFSweb Inc.*	2,905
1,442	Presidio Inc.	23,980
695	PRGX Global Inc.*	6,519
9,986	Sabre Corp.	223,986
1,842	Science Applications International Corp.	137,597
2,674	ServiceSource International Inc.*	2,488
1,263	Switch Inc., Class A Shares	10,900
1,348	Sykes Enterprises Inc.*	39,887
4,431	Travelport Worldwide Ltd.	69,655
530	TTEC Holdings Inc.	18,158
323	Tucows Inc., Class A Shares*	25,042
3,192	Twilio Inc., Class A Shares*	388,434
30,479	Unisys Corp.*(a)	411,771
985	Virtusa Corp.*	49,713
12,843	WEX Inc.*	2,286,825
13,160	WNS Holdings Ltd., ADR*	694,848
16,441	Worldpay Inc., Class A Shares*	1,575,048

	Total IT Services	23,029,499

Semiconductors & Semiconductor Equipment — 3.6%
237	ACM Research Inc., Class A Shares*(a)	2,690
839	Adesto Technologies Corp.*	4,933
1,481	Advanced Energy Industries Inc.*	74,598
55,693	Advanced Micro Devices Inc.*	1,310,456
854	Alpha & Omega Semiconductor Ltd.*	9,189
1,078	Ambarella Inc.*	43,519
3,847	Amkor Technology Inc.*	33,777
675	Aquantia Corp.*	5,299
1,097	Axcelis Technologies Inc.*	23,059

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.2% — (continued)

Semiconductors & Semiconductor Equipment — 3.6% — (continued)
1,335	AXT Inc.*	$5,954
2,435	Brooks Automation Inc.	78,188
2,671	Cabot Microelectronics Corp.	302,090
11,240	CEVA Inc.*	312,697
2,106	Cirrus Logic Inc.*	84,514
1,423	Cohu Inc.	25,457
3,649	Cree Inc.*	198,542
67,831	Cypress Semiconductor Corp.	1,046,632
1,557	Diodes Inc.*	62,794
14,383	Entegris Inc.	508,151
2,886	First Solar Inc.*	151,659
2,530	FormFactor Inc.*	40,101
769	Ichor Holdings Ltd.*	16,126
11,106	Impinj Inc.*(a)	185,803
13,786	Inphi Corp.*	595,831
4,687	Integrated Device Technology Inc.*	226,523
1,891	Kopin Corp.*	2,893
3,656	Lam Research Corp.	643,785
4,021	Lattice Semiconductor Corp.*	47,448
37,742	MACOM Technology Solutions Holdings Inc.*	720,495
70,611	Marvell Technology Group Ltd.	1,408,689
2,426	MaxLinear Inc., Class A Shares*	60,990
16,200	Mellanox Technologies Ltd.*	1,740,528
9,030	Microchip Technology Inc.	784,436
1,966	MKS Instruments Inc.	162,922
4,325	Monolithic Power Systems Inc.	580,026
843	Nanometrics Inc.*	23,992
1,070	NeoPhotonics Corp.*	8,560
168	NVE Corp.	17,274
14,709	ON Semiconductor Corp.*	315,949
1,169	PDF Solutions Inc.*	13,923
2,261	Photronics Inc.*	22,180
1,007	Power Integrations Inc.	73,571
67,293	Rambus Inc.*	691,099
1,165	Rudolph Technologies Inc.*	26,306
13,419	Semtech Corp.*	738,582
1,504	Silicon Laboratories Inc.*	121,854
373	SMART Global Holdings Inc.*	10,933
2,393	SunPower Corp., Class A Shares*(a)	15,435
1,207	Synaptics Inc.*	50,537
6,525	Teradyne Inc.	266,416
26,570	Ultra Clean Holdings Inc.*	282,971
4,931	Universal Display Corp.	735,902
48,930	Veeco Instruments Inc.*	558,781
3,833	Versum Materials Inc.	187,817
9,614	Xilinx Inc.	1,204,634
1,675	Xperi Corp.	40,200

	Total Semiconductors & Semiconductor Equipment	16,907,710

Software — 7.3%
14,747	2U Inc.*	1,086,854
42,882	8x8 Inc.*	843,489
2,126	A10 Networks Inc.*	14,839
4,010	ACI Worldwide Inc.*	127,799
597	Agilysys Inc.*	12,477

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.2% — (continued)

Software — 7.3% — (continued)
7,667	Alarm.com Holdings Inc.*	$503,185
906	Altair Engineering Inc., Class A Shares*	32,127
1,016	Alteryx Inc., Class A Shares*	77,531
934	Amber Road Inc.*	9,191
948	American Software Inc., Class A Shares	10,987
650	Anaplan Inc.*	24,382
553	Appfolio Inc., Class A Shares*	39,971
2,592	Aspen Technology Inc.*	261,040
461	Asure Software Inc.*	2,978
5,676	Autodesk Inc.*	925,245
352	Avalara Inc.*	18,378
3,761	Avaya Holdings Corp.*	58,258
744	Benefitfocus Inc.*	36,545
1,762	Blackbaud Inc.	136,097
1,287	Blackline Inc.*	67,362
1,505	Bottomline Technologies de Inc.*	75,069
4,267	Box Inc., Class A Shares*	86,364
10,100	Cadence Design Systems Inc.*	578,225
1,390	Carbon Black Inc.*	18,195
1,201	Ceridian HCM Holding Inc.*(a)	58,873
950	ChannelAdvisor Corp.*	12,284
2,430	Cision Ltd.*	31,639
70,108	Cloudera Inc.*	1,021,474
1,396	CommVault Systems Inc.*	94,076
2,043	Cornerstone OnDemand Inc.*	115,430
1,992	Coupa Software Inc.*	187,626
435	Digimarc Corp.*(a)	13,124
2,591	DocuSign Inc., Class A Shares*	142,894
289	Domo Inc., Class B Shares*	10,025
835	Ebix Inc.	48,655
547	eGain Corp.*	6,203
294	Elastic NV*	26,625
1,274	Ellie Mae Inc.*	126,750
1,562	Envestnet Inc.*	95,298
1,037	Everbridge Inc.*	73,326
5,213	Fair Isaac Corp.*	1,291,886
65,631	FireEye Inc.*	1,099,976
2,013	Five9 Inc.*	106,770
1,080	ForeScout Technologies Inc.*	44,863
5,126	Fortinet Inc.*	444,886
776	Fusion Connect Inc.*	1,428
7,060	Guidewire Software Inc.*	647,684
1,354	HubSpot Inc.*	227,987
1,097	Instructure Inc.*	51,263
1,643	j2 Global Inc.	139,671
2,111	LivePerson Inc.*	59,024
1,836	LogMeIn Inc.	145,852
2,403	Manhattan Associates Inc.*	131,564
330	MicroStrategy Inc., Class A Shares*	46,695
1,166	Mitek Systems Inc.*	12,604
2,542	MobileIron Inc.*	12,863
950	Model N Inc.*	16,435
1,362	Monotype Imaging Holdings Inc.	26,695
1,642	New Relic Inc.*	173,642

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.2% — (continued)

Software — 7.3% — (continued)
6,570	Nice Ltd., ADR*	$773,223
131,150	Nuance Communications Inc.*	2,199,385
25,171	Nutanix Inc., Class A Shares*	1,260,815
23,938	OneSpan Inc.*	509,879
1,956	Palo Alto Networks Inc.*	481,704
673	Park City Group Inc.*(a)	5,357
1,799	Paycom Software Inc.*	326,932
4,310	Paylocity Holding Corp.*	377,427
1,328	Pegasystems Inc.	87,263
811	Pluralsight Inc., Class A Shares*	26,366
1,558	Progress Software Corp.	57,303
10,245	Proofpoint Inc.*	1,209,832
1,102	PROS Holdings Inc.*	46,945
4,243	PTC Inc.*	393,835
1,310	Q2 Holdings Inc.*	90,154
358	QAD Inc., Class A Shares	16,203
1,240	Qualys Inc.*	103,701
1,254	Rapid7 Inc.*	57,722
2,531	RealPage Inc.*	154,923
2,511	RingCentral Inc., Class A Shares*	264,383
2,405	SailPoint Technologies Holding Inc.*	74,170
44,600	Seachange International Inc.*	64,670
333	SecureWorks Corp., Class A Shares*	7,389
4,876	ServiceNow Inc.*	1,167,509
231	ShotSpotter Inc.*	11,536
13,600	Smartsheet Inc., Class A Shares*	520,064
912	SolarWinds Corp.*	17,337
7,730	Splunk Inc.*	1,050,352
600	SPS Commerce Inc.*	64,068
41,323	SS&C Technologies Holdings Inc.	2,544,670
641	SVMK Inc.*(a)	9,724
15,629	Tableau Software Inc., Class A Shares*	2,061,465
2,052	Telaria Inc.*	11,450
816	Telenav Inc.*	4,880
498	Tenable Holdings Inc.*	15,528
4,306	Teradata Corp.*	208,281
54,867	TiVo Corp.	550,316
1,201	Trade Desk Inc. (The), Class A Shares*	237,246
1,385	Tyler Technologies Inc.*	283,634
4,114	Ultimate Software Group Inc. (The)*	1,363,791
587	Upland Software Inc.*	20,604
2,787	Varonis Systems Inc.*	158,748
41,261	Verint Systems Inc.*	2,197,148
172	Veritone Inc.*	1,061
1,758	VirnetX Holding Corp.*(a)	10,706
5,802	Workday Inc., Class A Shares*	1,148,390
998	Workiva Inc., Class A Shares*	49,351
3,031	Yext Inc.*	56,316
3,850	Zendesk Inc.*	304,227
1,934	Zix Corp.*	17,464
2,240	Zscaler Inc.*	111,283

	Total Software	34,579,408

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.2% — (continued)

Technology Hardware, Storage & Peripherals — 0.2%
3,800	3D Systems Corp.*	$53,656
908	Avid Technology Inc.*	4,313
1,378	Cray Inc.*	33,802
53,639	Diebold Nixdorf Inc.*	492,942
787	Eastman Kodak Co.*(a)	2,393
1,512	Electronics for Imaging Inc.*	40,885
816	Immersion Corp.*	7,328
4,199	NCR Corp.*	117,656
6,113	Pure Storage Inc., Class A Shares*	125,194
13,350	Quantum Corp.*	31,907
1,735	Stratasys Ltd.*	49,378
1,815	USA Technologies Inc.*	7,187
7,592	Xerox Corp.	234,593

	Total Technology Hardware, Storage & Peripherals	1,201,234

	TOTAL INFORMATION TECHNOLOGY	95,314,049

MATERIALS — 4.7%

Chemicals — 1.9%
1,140	A. Schulman Inc.*#(b)	494
664	Advanced Emissions Solutions Inc.	7,849
1,036	AdvanSix Inc.*	33,929
1,201	AgroFresh Solutions Inc.*	5,176
14,595	Albemarle Corp.	1,332,378
1,039	American Vanguard Corp.	19,512
1,175	Amyris Inc.*(a)	5,570
2,268	Ashland Global Holdings Inc.	175,498
7,689	Axalta Coating Systems Ltd.*	205,527
1,139	Balchem Corp.	101,063
2,087	Cabot Corp.	97,839
8,378	CF Industries Holdings Inc.	353,552
209	Chase Corp.	20,179
6,249	Chemours Co. (The)	237,649
7,797	Element Solutions Inc.*	87,794
2,912	Ferro Corp.*	56,464
2,004	Flotek Industries Inc.*	6,413
15,124	FMC Corp.	1,353,598
1,023	FutureFuel Corp.	18,864
2,491	GCP Applied Technologies Inc.*	74,655
330	Hawkins Inc.	13,603
1,868	HB Fuller Co.	94,297
8,030	Huntsman Corp.	199,064
11,969	Ingevity Corp.*	1,379,068
731	Innophos Holdings Inc.	24,269
912	Innospec Inc.	74,656
3,591	Intrepid Potash Inc.*	13,646
699	Koppers Holdings Inc.*	17,188
1,160	Kraton Corp.*	41,273
578	Kronos Worldwide Inc.	8,815
839	Livent Corp.*(a)	10,739
973	LSB Industries Inc.*	6,860
1,702	Marrone Bio Innovations Inc.*(a)	2,774
1,370	Minerals Technologies Inc.	81,104
286	NewMarket Corp.	125,554
5,877	Olin Corp.	151,979

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 4.7% — (continued)

Chemicals — 1.9% — (continued)
1,668	OMNOVA Solutions Inc.*	$13,594
2,985	PolyOne Corp.	97,371
1,372	PQ Group Holdings Inc.*	22,473
465	Quaker Chemical Corp.	97,180
1,687	Rayonier Advanced Materials Inc.	23,770
4,747	RPM International Inc.	274,709
1,477	Scotts Miracle-Gro Co. (The)	120,966
1,492	Sensient Technologies Corp.	96,532
2,324	Sherwin-Williams Co. (The)	1,006,757
713	Stepan Co.	67,093
792	Trecora Resources*	7,603
977	Tredegar Corp.	17,019
1,511	Trinseo SA	75,837
3,138	Tronox Ltd., Class A Shares	37,123
599	Valhi Inc.	2,426
7,070	Valvoline Inc.	132,845
2,420	WR Grace & Co.	187,961

	Total Chemicals	8,720,151

Construction Materials — 0.3%
1,657	Eagle Materials Inc.	126,661
749	Forterra Inc.*(a)	3,932
38,387	Summit Materials Inc., Class A Shares*	652,579
79	United States Lime & Minerals Inc.	5,688
590	US Concrete Inc.*	23,665
5,912	Vulcan Materials Co.	658,952

	Total Construction Materials	1,471,477

Containers & Packaging — 1.7%
2,247	AptarGroup Inc.	228,587
745	Ardagh Group SA, Class A Shares	9,700
14,821	Avery Dennison Corp.	1,601,261
29,456	Ball Corp.	1,613,600
3,294	Bemis Co., Inc.	174,253
25,919	Berry Global Group Inc.*	1,359,970
32,391	Crown Holdings Inc.*	1,758,507
10,862	Graphic Packaging Holding Co.	132,299
897	Greif Inc., Class A Shares	36,059
177	Greif Inc., Class B Shares	8,046
1,145	Myers Industries Inc.	21,847
5,859	Owens-Illinois Inc.	116,711
3,396	Packaging Corp. of America	324,624
5,669	Sealed Air Corp.	247,282
2,854	Silgan Holdings Inc.	80,797
3,556	Sonoco Products Co.	205,857
211	UFP Technologies Inc.*	7,068

	Total Containers & Packaging	7,926,468

Metals & Mining — 0.7%
10,550	AK Steel Holding Corp.*	31,861
6,883	Alcoa Corp.*	203,049
34,062	Allegheny Technologies Inc.*	975,195
1,619	Carpenter Technology Corp.	75,996
1,813	Century Aluminum Co.*	15,646
69,887	Cleveland-Cliffs Inc.	775,047

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 4.7% — (continued)

Metals & Mining — 0.7% — (continued)
6,363	Coeur Mining Inc.*	$30,415
4,408	Commercial Metals Co.	72,952
1,197	Compass Minerals International Inc.	62,699
3,346	Ferroglobe Representation & Warranty Insurance Trust*#(b)	–
1,912	Gold Resource Corp.	8,967
468	Haynes International Inc.	16,464
15,429	Hecla Mining Co.	37,030
565	Kaiser Aluminum Corp.	61,856
694	Materion Corp.	40,099
372	Olympic Steel Inc.	7,224
2,459	Reliance Steel & Aluminum Co.	219,466
2,380	Royal Gold Inc.	210,416
539	Ryerson Holding Corp.*	4,565
981	Schnitzer Steel Industries Inc., Class A Shares	23,838
7,985	Steel Dynamics Inc.	298,000
2,403	SunCoke Energy Inc.*	23,838
272	Synalloy Corp.	4,154
1,440	TimkenSteel Corp.*	17,942
6,479	United States Steel Corp.	145,194
239	Universal Stainless & Alloy Products Inc.*	4,393
1,511	Warrior Met Coal Inc.	44,242
1,611	Worthington Industries Inc.	63,329

	Total Metals & Mining	3,473,877

Paper & Forest Products — 0.1%
1,532	Boise Cascade Co.	42,727
538	Clearwater Paper Corp.*	15,387
2,172	Domtar Corp.	110,577
4,992	Louisiana-Pacific Corp.	126,148
575	Neenah Inc.	38,858
1,627	PH Glatfelter Co.	21,883
1,146	Schweitzer-Mauduit International Inc.	44,190
1,212	Verso Corp., Class A Shares*	23,816

	Total Paper & Forest Products	423,586

	TOTAL MATERIALS	22,015,559

REAL ESTATE — 5.9%

Equity Real Estate Investment Trusts (REITs) — 5.1%
3,003	Acadia Realty Trust	85,555
1,216	Agree Realty Corp.	79,928
2,354	Alexander & Baldwin Inc.*	53,977
79	Alexander’s Inc.	30,155
15,631	Alexandria Real Estate Equities Inc.	2,124,097
1,518	American Assets Trust Inc.	65,942
4,926	American Campus Communities Inc.	221,966
9,306	American Homes 4 Rent, Class A Shares	203,243
3,099	Americold Realty Trust	89,096
5,290	Apartment Investment & Management Co., Class A Shares	258,840
7,953	Apple Hospitality REIT Inc.	131,065
1,688	Armada Hoffler Properties Inc.	25,826
3,221	Ashford Hospitality Trust Inc.	17,265
830	Bluerock Residential Growth REIT Inc., Class A Shares	8,798
1,135	Braemar Hotels & Resorts Inc.	14,778
6,392	Brandywine Realty Trust	100,482

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 5.9% — (continued)

Equity Real Estate Investment Trusts (REITs) — 5.1% — (continued)
10,641	Brixmor Property Group Inc.	$185,792
213	BRT Apartments Corp.	2,833
3,203	Camden Property Trust	314,182
2,839	CareTrust REIT Inc.	63,423
1,883	CatchMark Timber Trust Inc., Class A Shares	17,983
6,331	CBL & Associates Properties Inc.(a)	13,548
3,374	Cedar Realty Trust Inc.	11,742
1,718	Chatham Lodging Trust	34,326
2,306	Chesapeake Lodging Trust	69,457
1,433	City Office REIT Inc.	15,763
586	Clipper Realty Inc.	7,712
17,703	Colony Capital Inc.	98,429
4,105	Columbia Property Trust Inc.	88,791
717	Community Healthcare Trust Inc.	25,590
4,249	CoreCivic Inc.	89,994
485	CorEnergy Infrastructure Trust Inc.	17,683
1,524	CorePoint Lodging Inc.	21,290
1,336	CoreSite Realty Corp.	136,606
3,605	Corporate Office Properties Trust	93,694
14,682	Cousins Properties Inc.	139,773
6,555	CubeSmart	200,845
3,792	CyrusOne Inc.	188,993
7,767	DiamondRock Hospitality Co.	83,029
5,788	Douglas Emmett Inc.	223,417
12,779	Duke Realty Corp.	377,875
2,379	Easterly Government Properties Inc.	42,774
1,241	EastGroup Properties Inc.	131,124
5,337	Empire State Realty Trust Inc., Class A Shares	81,229
2,684	EPR Properties	197,220
5,326	Equinix Inc.	2,255,561
4,294	Equity Commonwealth	140,199
3,047	Equity LifeStyle Properties Inc.	331,026
1,193	Essential Properties Realty Trust Inc.	20,245
1,079	Farmland Partners Inc.(a)	5,546
4,395	First Industrial Realty Trust Inc.	147,320
2,433	Four Corners Property Trust Inc.	66,640
3,941	Franklin Street Properties Corp.	28,533
1,754	Front Yard Residential Corp.	19,522
7,290	Gaming and Leisure Properties Inc.	265,210
4,192	GEO Group Inc. (The)	95,242
1,166	Getty Realty Corp.	38,420
1,000	Gladstone Commercial Corp.	20,640
441	Gladstone Land Corp.	5,389
726	Global Medical REIT Inc.	7,478
2,754	Global Net Lease Inc.	49,131
1,913	Hannon Armstrong Sustainable Infrastructure Capital Inc.	47,098
4,313	Healthcare Realty Trust Inc.	136,506
7,465	Healthcare Trust of America Inc., Class A Shares	212,678
1,352	Hersha Hospitality Trust, Class A Shares	25,485
3,684	Highwoods Properties Inc.	170,606
5,929	Hospitality Properties Trust	160,498
5,587	Hudson Pacific Properties Inc.	185,600
3,347	Independence Realty Trust Inc.	34,675
2,379	Industrial Logistics Properties Trust	49,626

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 5.9% — (continued)

Equity Real Estate Investment Trusts (REITs) — 5.1% — (continued)
1,622	InfraREIT Inc.	$34,630
343	Innovative Industrial Properties Inc., Class A Shares(a)	27,094
449	Investors Real Estate Trust	27,111
10,242	Iron Mountain Inc.	362,772
2,451	iStar Inc.	21,446
3,659	JBG SMITH Properties	147,421
790	Jernigan Capital Inc.	16,946
3,563	Kilroy Realty Corp.	262,629
14,665	Kimco Realty Corp.	257,957
2,790	Kite Realty Group Trust	43,915
2,986	Lamar Advertising Co., Class A Shares	231,624
7,788	Lexington Realty Trust	72,351
5,321	Liberty Property Trust	251,843
1,677	Life Storage Inc.	163,675
1,379	LTC Properties Inc.	61,255
4,970	Macerich Co. (The)	216,692
3,433	Mack-Cali Realty Corp.	72,127
1,155	MedEquities Realty Trust Inc.	12,301
13,253	Medical Properties Trust Inc.	241,602
25,008	Mid-America Apartment Communities Inc.	2,590,329
3,166	Monmouth Real Estate Investment Corp.	41,981
1,441	National Health Investors Inc.	112,441
5,707	National Retail Properties Inc.	297,335
2,061	National Storage Affiliates Trust	58,368
2,818	New Senior Investment Group Inc.	14,541
621	NexPoint Residential Trust Inc.	22,319
1,494	NorthStar Realty Europe Corp.	26,802
1,719	Office Properties Income Trust	52,447
7,172	Omega Healthcare Investors Inc.	257,475
612	One Liberty Properties Inc.	17,638
4,842	Outfront Media Inc.	108,654
7,270	Paramount Group Inc.	104,397
7,096	Park Hotels & Resorts Inc.	221,679
4,944	Pebblebrook Hotel Trust	158,257
2,539	Pennsylvania Real Estate Investment Trust	15,615
6,403	Physicians Realty Trust	115,702
4,636	Piedmont Office Realty Trust Inc., Class A Shares	94,899
2,321	PotlatchDeltic Corp.	83,533
1,335	Preferred Apartment Communities Inc., Class A Shares	20,345
728	PS Business Parks Inc.	107,140
1,793	QTS Realty Trust Inc., Class A Shares	74,822
4,731	Rayonier Inc.	139,423
5,454	Regency Centers Corp.	355,873
3,890	Retail Opportunity Investments Corp.	66,791
7,982	Retail Properties of America Inc., Class A Shares	99,456
600	Retail Value Inc.	18,678
3,308	Rexford Industrial Realty Inc.	113,398
6,074	RLJ Lodging Trust	112,794
2,981	RPT Realty	37,799
1,573	Ryman Hospitality Properties Inc.	127,397
6,250	Sabra Health Care REIT Inc.	113,250
329	Safehold Inc.	6,300
412	Saul Centers Inc.	23,348
4,224	SBA Communications Corp., Class A Shares*	762,685

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 5.9% — (continued)

Equity Real Estate Investment Trusts (REITs) — 5.1% — (continued)
8,635	Senior Housing Properties Trust	$111,823
1,122	Seritage Growth Properties, Class A Shares(a)	49,536
5,307	SITE Centers Corp.	70,848
1,563	Spirit MTA REIT	11,488
3,124	Spirit Realty Capital Inc.	120,711
22,946	STAG Industrial Inc.	635,145
6,974	STORE Capital Corp.	226,446
3,568	Summit Hotel Properties Inc.	40,640
3,036	Sun Communities Inc.	344,799
8,340	Sunstone Hotel Investors Inc.	125,517
3,208	Tanger Factory Outlet Centers Inc.	69,261
2,190	Taubman Centers Inc.	116,902
2,157	Terreno Realty Corp.	88,221
2,130	Tier REIT Inc.	51,653
1,243	UMH Properties Inc.	17,004
30,064	Uniti Group Inc.	289,817
481	Universal Health Realty Income Trust	35,820
4,103	Urban Edge Properties	79,680
1,108	Urstadt Biddle Properties Inc., Class A Shares	23,179
34,734	VEREIT Inc.	276,830
14,471	VICI Properties Inc.	308,377
6,420	Washington Prime Group Inc.	37,108
3,124	Washington Real Estate Investment Trust	82,755
4,390	Weingarten Realty Investors	126,476
1,284	Whitestone REIT, Class B Shares	16,705
5,702	WP Carey Inc.	421,207
4,235	Xenia Hotels & Resorts Inc.	82,710

	Total Equity Real Estate Investment Trusts (REITs)	23,964,964

Real Estate Management & Development — 0.8%
399	Altisource Portfolio Solutions SA*	10,003
59,336	CBRE Group Inc., Class A Shares*	2,952,559
156	Consolidated-Tomoka Land Co.	9,220
1,549	Cushman & Wakefield PLC*	28,393
355	Forestar Group Inc.*	6,024
258	FRP Holdings Inc.*	13,223
3,575	HFF Inc., Class A Shares	161,590
1,425	Howard Hughes Corp. (The)*	158,717
1,646	Jones Lang LaSalle Inc.	271,788
4,495	Kennedy-Wilson Holdings Inc.	93,406
735	Marcus & Millichap Inc.*	28,386
322	Maui Land & Pineapple Co., Inc.*	3,674
5,427	Newmark Group Inc., Class A Shares	50,254
667	RE/MAX Holdings Inc., Class A Shares	26,166
4,117	Realogy Holdings Corp.	55,991
2,762	Redfin Corp.*(a)	55,157
269	RMR Group Inc. (The), Class A Shares	19,247
1,513	St Joe Co. (The)*	23,512
159	Stratus Properties Inc.*	3,864
798	Tejon Ranch Co.*	14,755
24	Transcontinental Realty Investors Inc.	794
497	Trinity Place Holdings Inc.*	2,023

	Total Real Estate Management & Development	3,988,746

	TOTAL REAL ESTATE	27,953,710

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

UTILITIES — 1.6%

Electric Utilities — 0.4%
1,881	ALLETE Inc.	$152,455
8,504	Alliant Energy Corp.	390,078
1,532	El Paso Electric Co.	82,422
3,800	Hawaiian Electric Industries Inc.	145,464
1,759	IDACORP Inc.	173,103
1,206	MGE Energy Inc.	77,088
7,266	OGE Energy Corp.	308,950
1,369	Otter Tail Corp.	68,833
4,047	Pinnacle West Capital Corp.	379,366
2,759	PNM Resources Inc.	120,513
3,126	Portland General Electric Co.	156,738
502	Spark Energy Inc., Class A Shares	5,015

	Total Electric Utilities	2,060,025

Gas Utilities — 0.4%
3,960	Atmos Energy Corp.	391,446
614	Chesapeake Utilities Corp.	55,266
2,848	National Fuel Gas Co.	171,421
3,061	New Jersey Resources Corp.	148,153
977	Northwest Natural Holding Co.	62,743
1,913	ONE Gas Inc.	165,379
278	RGC Resources Inc.	7,662
3,054	South Jersey Industries Inc.	88,413
1,716	Southwest Gas Holdings Inc.	140,609
1,785	Spire Inc.	141,586
6,108	UGI Corp.	335,329

	Total Gas Utilities	1,708,007

Independent Power and Renewable Electricity Producers — 0.6%
165,580	Atlantic Power Corp.*(a)	445,410
1,443	Clearway Energy Inc., Class A Shares	21,299
2,276	Clearway Energy Inc., Class C Shares	34,117
10,545	NRG Energy Inc.	439,516
12,589	Ormat Technologies Inc.	702,844
3,082	Pattern Energy Group Inc., Class A Shares	64,290
2,488	TerraForm Power Inc., Class A Shares	31,125
41,669	Vistra Energy Corp.*	1,085,061

	Total Independent Power and Renewable Electricity Producers	2,823,662

Multi-Utilities — 0.1%
2,288	Avista Corp.	92,458
1,967	Black Hills Corp.	139,618
7,118	MDU Resources Group Inc.	188,058
1,869	NorthWestern Corp.	128,101
508	Unitil Corp.	27,894

	Total Multi-Utilities	576,129

Water Utilities — 0.1%
1,279	American States Water Co.	90,975
6,443	Aqua America Inc.	231,561
400	AquaVenture Holdings Ltd.*	8,848
311	Artesian Resources Corp., Class A Shares	12,203
958	Cadiz Inc.*(a)	9,417
1,799	California Water Service Group	93,584
446	Connecticut Water Service Inc.	29,918

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units			Security	Value

UTILITIES — 1.6% — (continued)

Water Utilities — 0.1% — (continued)
557			Consolidated Water Co., Ltd.	$7,358
370			Global Water Resources Inc.	3,519
597			Middlesex Water Co.	35,145
592			Pure Cycle Corp.*	6,003
593			SJW Group	36,274
533			York Water Co. (The)	19,428

			Total Water Utilities	584,233

			TOTAL UTILITIES	7,752,056

			TOTAL COMMON STOCKS (Cost — $337,858,032)	438,730,494

CLOSED END MUTUAL FUND SECURITY — 3.7%

FINANCIALS — 3.7%

Capital Markets — 3.7%
139,400			iShares Russell 2000 Value, Common Class(a) (Cost — $16,349,018)	17,274,448

CONVERTIBLE PREFERRED STOCK — 0.1%

UTILITIES — 0.1%

Independent Power and Renewable Electricity Producers — 0.1%
4,500			Vistra Energy Corp., 7.000% (Cost — $429,353)	449,415

Face Amount†		Rating††

CORPORATE BOND & NOTE — 0.1%

Electronic Equipment, Instruments & Components — 0.1%
$353,000		NR	Maxwell Technologies Inc., Senior Unsecured Notes, 5.500% due 9/15/22(c)(d) (Cost — $353,000)	382,877

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $354,989,403)	456,837,234

SHORT-TERM INVESTMENTS (e) — 5.3%

MONEY MARKET FUND — 2.7%
12,849,116			Invesco STIT — Government & Agency Portfolio, 2.308%, Institutional Class(f) (Cost — $12,849,116)	12,849,116

TIME DEPOSITS — 2.6%
8,461	CAD		BBH — Grand Cayman, 0.820% due 3/1/19	6,431
3,562,413			Citibank — New York, 1.750% due 3/1/19	3,562,413
6,382,965			JPMorgan Chase & Co. — New York, 1.750% due 3/1/19	6,382,965
2,281,430			Standard Chartered Bank — London, 1.750% due 3/1/19	2,281,430

			TOTAL TIME DEPOSITS (Cost — $12,233,239)	12,233,239

			TOTAL SHORT-TERM INVESTMENTS (Cost — $25,082,355)	25,082,355

			TOTAL INVESTMENTS — 102.3% (Cost — $380,071,758)	481,919,589

			Liabilities in Excess of Other Assets — (2.3)%	(10,833,413)

			TOTAL NET ASSETS — 100.0%	$471,086,176

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2019 amounts to approximately $382,877 and represents 0.1% of net assets.

(d)	Illiquid security.
(e)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.6%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At February 28, 2019, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$380,071,758	$123,627,659	$(21,554,571)	$102,073,088

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	19.9%
Industrials	17.4
Health Care	14.8
Financials	14.5
Consumer Discretionary	10.6
Real Estate	5.8
Materials	4.6
Energy	2.4
Utilities	1.7
Communication Services	1.6
Consumer Staples	1.5
Short-Term Investments	5.2

100.0%

^	As a percentage of total investments.

At February 28, 2019, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Russell 2000 E-mini Index March Futures	23	3/19	$1,689,234	$1,811,825	$122,591
NASDAQ 100 E-mini Index March Futures	1	3/19	129,763	142,050	12,287
S&P MidCap 400 E-mini Index March Futures	7	3/19	1,247,181	1,337,560	90,379

					225,257

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At February 28, 2019, Small-Mid Cap Equity Fund had deposited cash of $383,644 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:
CAD	— Canadian Dollar

See pages 260-261 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 96.3%

Argentina — 0.1%
9,684	Globant SA*	$667,131
94,672	YPF SA, ADR	1,338,662

	Total Argentina	2,005,793

Australia — 3.2%
18,835	AGL Energy Ltd.	283,370
71,679	Alumina Ltd.	128,871
32,718	Amcor Ltd.	349,105
82,205	AMP Ltd.	137,460
35,223	APA Group	250,144
28,050	Appen Ltd.	464,665
16,410	Aristocrat Leisure Ltd.	286,508
5,741	ASX Ltd.	284,178
6,100	Atlassian Corp. PLC, Class A Shares*	655,628
58,337	Aurizon Holdings Ltd.	186,918
46,512	AusNet Services	57,252
82,551	Australia & New Zealand Banking Group Ltd.	1,638,030
12,033	Bank of Queensland Ltd.	76,868
1,264,018	Beach Energy Ltd.	1,847,974
14,099	Bendigo & Adelaide Bank Ltd.	98,541
84,623	BHP Group Ltd.	2,238,484
228,338	BHP Group PLC	5,295,260
16,005	BlueScope Steel Ltd.	152,555
33,967	Boral Ltd.	119,870
351,724	Brambles Ltd.	2,932,210
7,733	Caltex Australia Ltd.	156,901
16,295	Challenger Ltd.	93,071
259,944	Charter Hall Group, REIT	1,622,637
2,903	CIMIC Group Ltd.	103,171
14,690	Coca-Cola Amatil Ltd.	83,011
1,621	Cochlear Ltd.	195,646
33,078	Coles Group Ltd.*	265,823
51,144	Commonwealth Bank of Australia	2,680,499
13,377	Computershare Ltd.	163,513
11,695	Crown Resorts Ltd.	95,035
55,344	CSL Ltd.	7,598,591
262,422	CSR Ltd.	625,634
29,128	Dexus, REIT	248,347
1,959	Domino’s Pizza Enterprises Ltd.	57,317
127,359	Downer EDI Ltd.	672,016
1,756	Flight Centre Travel Group Ltd.	57,021
45,879	Fortescue Metals Group Ltd.	196,100
46,976	Goodman Group, REIT	426,782
51,222	GPT Group (The), REIT	212,548
19,889	Harvey Norman Holdings Ltd.	50,785
44,850	Incitec Pivot Ltd.	107,236
66,976	Insurance Australia Group Ltd.	349,258
15,778	LendLease Group	144,132
9,352	Macquarie Group Ltd.	852,628
19,076	Magellan Financial Group Ltd.	471,582
79,155	Medibank Pvt Ltd.	159,487
347,767	Metcash Ltd.(a)	643,838
106,219	Mirvac Group, REIT	193,854
79,182	National Australia Bank Ltd.	1,411,766
21,835	Newcrest Mining Ltd.	376,712

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Australia — 3.2% — (continued)
149,633	Northern Star Resources Ltd.	$980,478
38,403	Oil Search Ltd.	226,697
11,271	Orica Ltd.	141,094
51,682	Origin Energy Ltd.*	269,762
220,375	Orora Ltd.	491,330
96,911	OZ Minerals Ltd.	708,205
38,296	QBE Insurance Group Ltd.	335,211
3,984	Ramsay Health Care Ltd.	183,101
1,573	REA Group Ltd.	90,954
50,055	Santos Ltd.	245,766
154,326	Scentre Group, REIT	423,520
9,418	SEEK Ltd.	123,084
52,356	Seven Group Holdings Ltd.	717,497
12,649	Sonic Healthcare Ltd.	216,445
145,927	South32 Ltd.	404,837
147,362	Star Entertainment Grp Ltd. (The.	462,773
68,571	Stockland, REIT	170,161
36,513	Suncorp Group Ltd.	350,665
32,466	Sydney Airport	165,756
55,287	Tabcorp Holdings Ltd.	185,090
120,399	Telstra Corp., Ltd.	267,354
12,003	TPG Telecom Ltd.	56,670
76,417	Transurban Group	675,673
21,409	Treasury Wine Estates Ltd.	227,404
94,984	Vicinity Centres, REIT	165,847
3,114	Washington H Soul Pattinson & Co., Ltd.	64,996
32,758	Wesfarmers Ltd.	770,939
99,263	Westpac Banking Corp.	1,896,907
27,130	Woodside Petroleum Ltd.	694,222
37,779	Woolworths Group Ltd.	768,051
9,283	WorleyParsons Ltd.	97,500

	Total Australia	50,376,821

Austria — 0.3%
51,002	ams AG(a)	1,582,030
2,051	ANDRITZ AG	102,367
83,792	Erste Group Bank AG	3,167,444
4,254	OMV AG	223,972
4,487	Raiffeisen Bank International AG	114,341
1,969	Verbund AG	94,563
3,219	Voestalpine AG	99,533

	Total Austria	5,384,250

Belgium — 0.6%
63,232	Ageas	3,115,075
21,889	Anheuser-Busch InBev SA/NV	1,706,017
1,893	Colruyt SA	134,984
2,360	Groupe Bruxelles Lambert SA	226,888
7,234	KBC Group NV	535,541
4,353	Proximus SADP	114,959
2,148	Solvay SA	240,200
1,499	Telenet Group Holding NV	67,632
3,681	UCB SA	308,403
40,771	Umicore SA	1,760,104
7,455	Warehouses de Pauw CVA, REIT	1,098,802

	Total Belgium	9,308,605

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Brazil — 0.1%
143,288	B3 SA — Brasil Bolsa Balcao	$1,250,959

Canada — 3.3%
30,463	Air Canada, Class B Shares*	766,611
73,078	Alimentation Couche-Tard Inc., Class B Shares	4,119,628
87,497	ARC Resources Ltd.(a)	661,032
17,201	Badger Daylighting Ltd.(a)	499,806
179,452	Barrick Gold Corp.	2,264,120
20,930	BRP Inc.	626,771
61,729	Cameco Corp.	715,439
25,963	Canada Goose Holdings Inc.*(a)	1,477,554
21,553	Canadian Apartment Properties, REIT(a)	823,165
23,291	Canadian Imperial Bank of Commerce(a)	1,976,115
21,296	Canadian Western Bank	496,103
32,254	Capital Power Corp.	740,589
80,353	CCL Industries Inc., Class B Shares	3,283,254
47,319	Detour Gold Corp.*	479,052
78,776	Dollarama Inc.	2,132,706
767,252	Encana Corp.	5,633,240
42,306	Enerflex Ltd.	643,095
165,641	Entertainment One Ltd.	924,643
138,257	Gildan Activewear Inc., Class A Shares	4,945,181
241,806	Gran Tierra Energy Inc.*	545,842
335,050	Kinross Gold Corp.*	1,115,716
40,784	Kirkland Lake Gold Ltd.	1,491,621
379,547	Manulife Financial Corp.	6,415,691
41,070	Nutrien Ltd.	2,235,954
72,823	Parex Resources Inc.*	1,127,464
93,592	Saputo Inc.	3,050,970
3,365	Sierra Wireless Inc.*(a)	42,332
297,637	Tamarack Valley Energy Ltd.*	626,628
26,143	TFI International Inc.	805,730
37,289	Tourmaline Oil Corp.	565,981
79,513	Tricon Capital Group Inc.	666,587

	Total Canada	51,898,620

Chile — 0.1%
176,434	Antofagasta PLC	2,188,344

China — 1.7%
29,482	Alibaba Group Holding Ltd., ADR*	5,396,090
51,835	Baidu Inc., ADR*	8,425,261
943	BeiGene Ltd., ADR*	129,238
292,600	China Pacific Insurance Group Co., Ltd., Class H Shares(b)	1,099,625
5,994,969	China Telecom Corp., Ltd., Class H Shares(b)	3,252,596
2,899,220	Dongfeng Motor Group Co., Ltd., Class H Shares(b)	3,080,363
67,635	iQIYI Inc., ADR*(a)	1,836,967
132,682	Meituan Dianping, Class B Shares*(a)	1,026,732
22,000	Minth Group Ltd.	87,720
51,000	Tencent Holdings Ltd.	2,176,219
70,700	Yangzijiang Shipbuilding Holdings Ltd.	75,074

	Total China	26,585,885

Denmark — 1.4%
108	AP Moller — Maersk AS, Class A Shares	138,873
2,370	AP Moller — Maersk AS, Class B Shares	3,193,817
3,146	Carlsberg AS, Class B Shares	381,080

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Denmark — 1.4% — (continued)
2,791	Chr Hansen Holding AS	$284,297
3,353	Coloplast AS, Class B Shares	334,186
20,294	Danske Bank AS	403,113
14,579	Dfds AS	666,310
5,449	DSV AS	453,211
1,789	Genmab AS*	309,130
16,870	GN Store Nord AS	812,922
1,947	H. Lundbeck AS	89,042
4,931	ISS AS	153,873
157,849	Novo Nordisk AS, Class B Shares	7,744,703
49,258	Novozymes AS, Class B Shares	2,235,687
5,320	Orsted AS(c)	386,036
3,331	Pandora AS	174,781
16,089	Royal Unibrew AS	1,189,543
3,618	Tryg AS	98,535
43,538	Vestas Wind Systems AS	3,623,929
3,331	William Demant Holding AS*	99,864

	Total Denmark	22,772,932

Finland — 1.0%
36,656	Cramo OYJ	717,376
23,488	DNA OYJ	473,757
4,123	Elisa OYJ	172,944
12,901	Fortum OYJ	286,364
9,919	Kone OYJ, Class B Shares	484,540
66,930	Metsa Board OYJ	462,848
3,123	Metso OYJ	105,818
3,767	Neste OYJ	362,181
1,244,674	Nokia OYJ	7,537,808
3,106	Nokian Renkaat OYJ	109,841
87,537	Nordea Bank Abp	793,588
2,965	Orion OYJ, Class B Shares	105,905
12,850	Sampo OYJ, Class A Shares	618,321
15,744	Stora Enso OYJ, Class R Shares	210,825
17,267	Tieto OYJ	510,497
15,563	UPM-Kymmene OYJ	469,075
39,050	Valmet OYJ	972,412
119,557	Wartsila OYJ Abp	1,941,148

	Total Finland	16,335,248

France — 9.2%
5,451	Accor SA	230,081
879	Aeroports de Paris	170,518
49,532	Air France-KLM*	612,599
12,398	Air Liquide SA	1,545,586
51,082	Airbus SE	6,616,261
66,680	Alstom SA	2,902,565
10,785	Alten SA	1,111,318
26,435	Amundi SA(c)	1,771,081
16,205	Arkema SA	1,638,255
33,232	Atos SE	3,200,773
56,239	AXA SA	1,428,015
1,175	BioMerieux	97,109
226,500	BNP Paribas SA	11,632,550
26,564	Bollore SA	118,033
6,496	Bouygues SA	245,559

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

France — 9.2% — (continued)
7,464	Bureau Veritas SA	$178,336
4,649	Capgemini SE	557,853
17,183	Carrefour SA	351,640
1,569	Casino Guichard Perrachon SA	83,072
134,081	Cie de Saint-Gobain	4,825,767
4,949	Cie Générale des Établissements Michelin SCA	595,124
4,591	CNP Assurances	106,252
1,311	Covivio, REIT	132,793
33,271	Credit Agricole SA	426,066
31,873	Danone SA	2,406,590
74	Dassault Aviation SA	124,541
21,421	Dassault Systemes SE	3,132,808
102,765	Edenred	4,569,360
16,582	Eiffage SA	1,617,349
17,307	Electricite de France SA	251,614
274,379	Engie SA	4,141,179
46,750	EssilorLuxottica SA	5,659,198
1,337	Eurazeo SE	100,644
4,823	Eutelsat Communications SA	95,136
14,891	Faurecia SA	709,626
1,293	Gecina SA, REIT	191,980
13,406	Getlink SE	198,053
8,789	Hermes International	5,574,333
1,032	ICADE, REIT	87,837
830	Iliad SA	86,520
1,052	Imerys SA	59,943
4,841	Ingenico Group SA	325,736
1,111	Ipsen SA	153,615
2,086	JCDecaux SA	64,435
2,171	Kering SA	1,188,768
5,987	Klepierre SA, REIT	209,267
16,132	Korian SA	604,361
49,517	Legrand SA	3,271,611
7,287	L’Oréal SA	1,841,850
17,556	LVMH Moët Hennessy Louis Vuitton SE	6,045,193
26,511	Natixis SA	145,513
17,770	Nexity SA	867,725
57,560	Orange SA	880,576
23,959	Pernod Ricard SA	4,130,574
16,825	Peugeot SA	428,853
5,993	Publicis Groupe SA	332,038
647	Remy Cointreau SA	84,253
32,037	Renault SA	2,199,222
210,653	Rexel SA	2,624,678
9,671	Safran SA	1,318,291
32,554	Sanofi	2,724,410
799	Sartorius Stedim Biotech	94,028
64,894	Schneider Electric SE	5,047,191
17,633	SCOR SE	793,763
16,725	Seb Prime de Fidelite*(d)(e)	2,880,084
6,659	SEB SA	1,146,272
3,750	SEB SA*(d)	645,759
795	Societe BIC SA	75,178
124,308	Societe Generale SA	3,825,521
2,646	Sodexo SA	290,612
7,369	SOITEC*	589,527

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

France — 9.2% — (continued)
11,077	Suez	$141,530
13,807	Teleperformance	2,464,584
76,457	Television Francaise 1	721,463
3,144	Thales SA	386,963
308,775	TOTAL SA	17,566,055
15,028	Ubisoft Entertainment SA*	1,084,310
2,959	Unibail-Rodamco-Westfield	477,753
1,013	Unibail-Rodamco-Westfield*	163,610
93,130	Valeo SA	2,936,800
15,380	Veolia Environnement SA	337,515
14,652	Vinci SA	1,398,082
120,311	Vivendi SA	3,521,854
833	Wendel SA	105,040
9,549	Worldline SA*(c)	535,503

	Total France	146,253,883

Germany — 7.4%
1,485	1&1 Drillisch AG	58,799
11,904	Aareal Bank AG	389,943
18,865	adidas AG	4,583,794
12,349	Allianz SE, Class Registered Shares	2,747,300
46,266	alstria office REIT-AG	700,442
1,353	Axel Springer SE	77,207
132,613	BASF SE	10,106,766
61,036	Bayer AG, Class Registered Shares	4,880,027
73,362	Bayerische Motoren Werke AG	6,201,779
7,547	Bechtle AG	647,073
23,193	Beiersdorf AG	2,151,624
4,352	Brenntag AG	215,869
14,585	Carl Zeiss Meditec AG	1,244,208
137,921	CECONOMY AG*	776,477
29,614	Commerzbank AG*	244,371
34,348	Continental AG	5,626,608
5,652	Covestro AG(c)	322,167
26,341	Daimler AG, Class Registered Shares	1,578,049
2,890	Delivery Hero SE*(c)	111,980
56,911	Deutsche Bank AG, Class Registered Shares	528,298
5,594	Deutsche Boerse AG	706,906
7,266	Deutsche Lufthansa AG, Class Registered Shares	185,544
172,935	Deutsche Post AG, Class Registered Shares	5,373,624
95,542	Deutsche Telekom AG, Class Registered Shares	1,573,726
47,706	Deutsche Wohnen SE	2,224,902
10,713	Duerr AG	437,965
254,886	E.ON SE	2,807,295
4,800	Evonik Industries AG	135,148
6,975	Fraport AG Frankfurt Airport Services Worldwide	560,160
47,119	Fresenius Medical Care AG & Co. KGaA	3,693,371
11,944	Fresenius SE & Co. KGaA	672,443
66,376	GEA Group AG	1,590,624
6,899	Gerresheimer AG	529,768
1,698	Hannover Rueck SE	253,030
4,192	HeidelbergCement AG	308,274
2,944	Henkel AG & Co. KGaA	276,622
550	Hochtief AG	87,211
9,886	HUGO BOSS AG	731,513
476,359	Infineon Technologies AG	10,460,943

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Germany — 7.4% — (continued)
3,754	Innogy SE*	$159,300
431	Innogy SE(c)	19,923
2,082	KION Group AG	118,656
19,759	Knorr-Bremse AG*	1,985,103
8,245	Koenig & Bauer AG	381,292
2,565	Lanxess AG	139,004
3,805	Merck KGaA	392,841
138,948	METRO AG	2,333,418
1,528	MTU Aero Engines AG	327,569
4,334	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,020,614
2,822	OSRAM Licht AG	122,333
6,573	ProSiebenSat.1 Media SE	120,055
224	Puma SE	126,204
6,635	Rheinmetall AG	709,858
101,823	RWE AG	2,485,472
38,117	SAF-Holland SA	465,279
17,677	Salzgitter AG	540,216
155,754	SAP SE	16,676,582
43,657	Scout24 AG(c)	2,299,798
21,976	Siemens AG, Class Registered Shares	2,402,952
83,445	Siemens Healthineers AG(c)	3,380,544
4,307	Siltronic AG	421,086
3,567	Symrise AG, Class A Shares	314,401
58,516	TAG Immobilien AG	1,364,206
21,161	Telefonica Deutschland Holding AG	69,478
12,436	ThyssenKrupp AG	185,955
12,737	TUI AG	135,371
5,956	Uniper SE	173,451
33,709	United Internet AG, Class Registered Shares	1,226,206
951	Volkswagen AG	168,117
14,245	Vonovia SE	691,613
3,434	Wirecard AG	470,574
3,221	Zalando SE*(c)	118,716

	Total Germany	117,348,037

Hong Kong — 3.0%
972,600	AIA Group Ltd.	9,733,581
9,700	ASM Pacific Technology Ltd.	103,115
37,200	Bank of East Asia Ltd. (The)	130,017
702,000	BOC Hong Kong Holdings Ltd.	2,928,679
403,000	China Mengniu Dairy Co., Ltd.	1,251,589
671,581	China Merchants Port Holdings Co., Ltd.	1,409,523
1,068,442	China Mobile Ltd.	11,234,202
3,196,307	China Unicom Hong Kong Ltd.	3,784,811
75,000	CK Asset Holdings Ltd.	621,380
77,500	CK Hutchison Holdings Ltd.	823,753
19,500	CK Infrastructure Holdings Ltd.	162,824
47,500	CLP Holdings Ltd.	562,444
9,100	Dairy Farm International Holdings Ltd.	81,426
68,000	Galaxy Entertainment Group Ltd.	481,465
27,000	Hang Lung Group Ltd.	84,817
57,000	Hang Lung Properties Ltd.	134,445
22,100	Hang Seng Bank Ltd.	546,865
38,540	Henderson Land Development Co., Ltd.	217,709
84,500	HK Electric Investments & HK Electric Investments Ltd.	88,059
103,000	HKT Trust & HKT Ltd.	160,874

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Hong Kong — 3.0% — (continued)
267,710	Hong Kong & China Gas Co., Ltd.	$619,693
34,299	Hong Kong Exchanges & Clearing Ltd.	1,188,110
33,100	Hongkong Land Holdings Ltd.	237,302
17,000	Hysan Development Co., Ltd.	89,671
6,500	Jardine Matheson Holdings Ltd.	445,586
76,080	Jardine Strategic Holdings Ltd.	3,003,345
18,500	Kerry Properties Ltd.	77,231
60,500	Link REIT	683,433
6,941	Melco Resorts & Entertainment Ltd., ADR	159,921
45,500	MTR Corp., Ltd.	261,829
174,679	New World Development Co., Ltd.	278,609
45,750	NWS Holdings Ltd.	111,002
125,000	PCCW Ltd.	75,139
39,000	Power Assets Holdings Ltd.	270,587
38,000	Shangri-La Asia Ltd.	53,956
94,646	Sino Land Co., Ltd.	175,998
58,000	SJM Holdings Ltd.	65,718
46,000	Sun Hung Kai Properties Ltd.	760,703
14,000	Swire Pacific Ltd., Class A Shares	166,255
32,800	Swire Properties Ltd.	131,844
40,000	Techtronic Industries Co., Ltd.	267,560
705,000	Towngas China Co., Ltd.*	563,503
4,231,500	WH Group Ltd.(c)	3,760,332
36,000	Wharf Holdings Ltd. (The)	112,998
35,000	Wharf Real Estate Investment Co., Ltd.	245,495
24,000	Wheelock & Co., Ltd.	163,246
22,500	Yue Yuen Industrial Holdings Ltd.	75,620

	Total Hong Kong	48,586,264

India — 0.9%
251,734	Canara Bank*	824,885
66,583	HDFC Bank Ltd.	1,953,615
77,560	Hero MotoCorp Ltd.	2,882,325
530,073	ICICI Bank Ltd., ADR	5,226,520
711,320	NTPC Ltd.	1,424,518
308,707	Zee Entertainment Enterprises Ltd.	2,045,338

	Total India	14,357,201

Indonesia — 0.1%
695,300	Bank Central Asia Tbk PT	1,365,330

Ireland — 0.6%
3,664	AerCap Holdings NV*	165,393
25,598	AIB Group PLC	120,378
419,201	Bank of Ireland Group PLC	2,734,652
24,105	CRH PLC	764,685
93,108	Dalata Hotel Group PLC	642,576
2,879	DCC PLC	249,021
63,053	Grafton Group PLC	667,955
132,649	James Hardie Industries PLC, CDI	1,660,158
4,752	Kerry Group PLC, Class A Shares	489,043
4,428	Kingspan Group PLC	208,703
5,740	Medtronic PLC	519,470
2,463	Paddy Power Betfair PLC	199,154
6,581	Smurfit Kappa Group PLC	186,601
91,350	UDG Healthcare PLC	700,622

	Total Ireland	9,308,411

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Isle of Man — 0.0%
15,405	GVC Holdings PLC	$134,024

Israel — 0.3%
1,230	Azrieli Group Ltd.	68,838
30,205	Bank Hapoalim BM	207,839
44,156	Bank Leumi Le-Israel BM	291,939
59,347	Bezeq The Israeli Telecommunication Corp., Ltd.	52,045
17,027	Check Point Software Technologies Ltd.*	2,082,402
671	Elbit Systems Ltd.	88,316
19,165	Israel Chemicals Ltd.	107,290
130,409	Israel Discount Bank Ltd., Class A Shares	461,004
4,212	Mizrahi Tefahot Bank Ltd.	80,612
1,757	Nice Ltd.*	207,161
28,205	Teva Pharmaceutical Industries Ltd., ADR*	474,690
1,258	Wix.com Ltd.*	137,437

	Total Israel	4,259,573

Italy — 2.7%
506,623	A2A SpA	897,486
76,428	Amplifon SpA	1,421,747
243,025	Assicurazioni Generali SpA	4,334,420
14,125	Atlantia SpA	343,207
392,865	BPER Banca	1,657,312
38,420	Brembo SpA	464,444
17,279	Davide Campari-Milano SpA	164,666
5,776	DiaSorin SpA	566,101
233,647	Enel SpA	1,413,282
392,043	Eni SpA	6,755,457
3,543	Ferrari NV	455,336
131,065	Infrastrutture Wireless Italiane SpA(c)	1,154,321
13,558	Interpump Group SpA	439,291
427,478	Intesa Sanpaolo SpA	1,053,858
8,628	Leonardo SpA	86,861
18,466	Mediobanca Banca di Credito Finanziario SpA	185,176
5,284	Moncler SpA	202,476
10,807	Pirelli & C SpA*(c)	72,522
16,642	Poste Italiane SpA(c)	149,933
89,910	Prysmian SpA	1,834,540
3,153	Recordati SpA	118,524
504,341	Saipem SpA*	2,612,355
66,633	Snam SpA	329,031
44,443	Technogym SpA(c)	568,909
173,451	Telecom Italia SpA	94,387
324,593	Telecom Italia SpA*	197,726
41,196	Terna Rete Elettrica Nazionale SpA	256,043
1,066,584	UniCredit SpA	14,504,935

	Total Italy	42,334,346

Japan — 19.1%
1,100	ABC-Mart Inc.	63,015
8,800	Acom Co., Ltd.	30,069
21,100	Advantest Corp.	499,264
17,900	Aeon Co., Ltd.	376,640
3,300	AEON Financial Service Co., Ltd.	64,841
2,500	Aeon Mall Co., Ltd.	40,720
5,400	AGC Inc.	187,274
165,200	Aiful Corp.*(a)	445,065

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.1% — (continued)
4,200	Air Water Inc.	$67,046
4,600	Aisin Seiki Co., Ltd.	179,654
13,300	Ajinomoto Co., Inc.	201,142
5,200	Alfresa Holdings Corp.	150,438
6,500	Alps Electric Co., Ltd.	128,200
9,000	Amada Holdings Co., Ltd.	94,755
3,600	ANA Holdings Inc.	133,725
3,300	Aozora Bank Ltd.	95,159
10,500	Asahi Group Holdings Ltd.	453,945
18,700	Asahi Intecc Co., Ltd.	897,180
35,700	Asahi Kasei Corp.	389,717
4,700	Asics Corp.	62,462
54,500	Astellas Pharma Inc.	842,756
5,600	Bandai Namco Holdings Inc.	238,473
1,400	Bank of Kyoto Ltd. (The)	62,865
22,193	Benesse Holdings Inc.	603,173
51,100	Bic Camera Inc.	579,258
105,100	Bridgestone Corp.	4,147,365
6,200	Brother Industries Ltd.	113,750
2,300	Calbee Inc.	63,823
102,449	Canon Inc.	2,941,912
5,000	Casio Computer Co., Ltd.	68,053
4,200	Central Japan Railway Co.	941,436
18,000	Chiba Bank Ltd. (The)	109,331
89,296	Chiyoda Corp.(a)	247,985
17,600	Chubu Electric Power Co., Inc.	277,164
6,400	Chugai Pharmaceutical Co., Ltd.	435,235
8,000	Chugoku Electric Power Co., Inc. (The)	103,927
213,566	Citizen Watch Co., Ltd.	1,216,855
3,900	Coca-Cola Bottlers Japan Holdings Inc.	100,632
31,700	Concordia Financial Group Ltd.	128,461
4,600	Credit Saison Co., Ltd.	66,666
2,700	CyberAgent Inc.	83,890
7,000	Dai Nippon Printing Co., Ltd.	162,131
8,000	Daicel Corp.	84,233
15,300	Daifuku Co., Ltd.	751,685
187,233	Dai-ichi Life Holdings Inc.	2,837,204
16,400	Daiichi Sankyo Co., Ltd.	614,881
7,200	Daikin Industries Ltd.	784,603
40,300	Daikyonishikawa Corp.	447,778
2,100	Daito Trust Construction Co., Ltd.	291,293
16,100	Daiwa House Industry Co., Ltd.	498,997
49	Daiwa House REIT Investment Corp., Class A Shares	109,260
47,000	Daiwa Securities Group Inc.	238,374
84,598	DeNA Co., Ltd.	1,305,808
18,300	Denka Co., Ltd.	553,616
12,700	Denso Corp.	546,877
6,100	Dentsu Inc.	254,933
800	Disco Corp.	110,815
41,400	DMG Mori Co., Ltd.	537,120
65,300	East Japan Railway Co.	6,247,927
32,208	Eisai Co., Ltd.	2,656,087
4,100	Electric Power Development Co., Ltd.	102,665
16,400	en-japan Inc.	529,501
7,200	FamilyMart UNY Holdings Co., Ltd.	205,040
32,300	FANUC Corp.	5,355,325

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.1% — (continued)
1,700	Fast Retailing Co., Ltd.	$798,196
3,200	Fuji Electric Co., Ltd.	100,770
44,156	Fuji Media Holdings Inc.	647,277
21,200	Fuji Oil Holdings Inc.	711,116
11,300	FUJIFILM Holdings Corp.	507,396
40,939	Fujitsu Ltd.	2,758,770
4,400	Fukuoka Financial Group Inc.	95,506
194,667	Gree Inc.	820,441
6,600	Hakuhodo DY Holdings Inc.	101,318
3,800	Hamamatsu Photonics KK	133,987
6,600	Hankyu Hanshin Holdings Inc.	239,802
600	Hikari Tsushin Inc.	107,354
7,200	Hino Motors Ltd.	66,200
945	Hirose Electric Co., Ltd.	97,264
1,800	Hisamitsu Pharmaceutical Co., Inc.	89,254
3,400	Hitachi Chemical Co., Ltd.	61,947
3,000	Hitachi Construction Machinery Co., Ltd.	75,226
2,000	Hitachi High-Technologies Corp.	76,129
159,200	Hitachi Ltd.	4,778,702
147,205	Hitachi Metals Ltd.	1,500,475
229,510	Honda Motor Co., Ltd.	6,478,001
11,000	Horiba Ltd.	556,695
1,700	Hoshizaki Corp.	114,953
66,200	Hoya Corp.	4,057,959
8,600	Hulic Co., Ltd.	79,024
70,655	Ibiden Co., Ltd.	1,005,590
3,700	Idemitsu Kosan Co., Ltd.	130,318
4,000	IHI Corp.	105,893
4,500	Iida Group Holdings Co., Ltd.	82,204
291,220	Inpex Corp.	2,824,246
9,300	Isetan Mitsukoshi Holdings Ltd.	92,505
15,900	Isuzu Motors Ltd.	228,096
41,000	ITOCHU Corp.	735,281
6,600	J Front Retailing Co., Ltd.	73,119
114,900	Japan Airlines Co., Ltd.	4,196,778
1,500	Japan Airport Terminal Co., Ltd.	59,723
15,100	Japan Exchange Group Inc.	266,270
961	Japan Hotel REIT Investment Corp., Class A Shares	741,138
11,500	Japan Post Bank Co., Ltd.	128,368
45,700	Japan Post Holdings Co., Ltd.	555,960
25	Japan Prime Realty Investment Corp., REIT	98,133
37	Japan Real Estate Investment Corp., REIT	214,234
71	Japan Retail Fund Investment Corp., REIT	143,075
31,800	Japan Tobacco Inc.	809,226
9,300	JCR Pharmaceuticals Co., Ltd.	518,564
14,000	JFE Holdings Inc.	244,887
139,289	JGC Corp.	2,027,945
168,664	JSR Corp.	2,804,907
6,300	JTEKT Corp.	78,373
94,350	JXTG Holdings Inc.	439,715
13,000	Kajima Corp.	192,863
4,100	Kakaku.com Inc.	79,108
3,400	Kamigumi Co., Ltd.	78,842
19,800	Kanamoto Co., Ltd.	522,863
1,200	Kaneka Corp.	46,764
20,700	Kansai Electric Power Co., Inc. (The)	309,734

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.1% — (continued)
4,600	Kansai Paint Co., Ltd.	$84,768
14,200	Kao Corp.	1,075,137
3,800	Kawasaki Heavy Industries Ltd.	97,893
386,200	KDDI Corp.	9,339,956
2,900	Keihan Holdings Co., Ltd.	120,230
36,900	Keihin Corp.	649,252
6,400	Keikyu Corp.	106,312
2,800	Keio Corp.	164,612
3,800	Keisei Electric Railway Co., Ltd.	129,720
111	Kenedix Realty Investment Corp., REIT, Class A Shares	740,545
16,200	Keyence Corp.	9,482,874
4,200	Kikkoman Corp.	209,353
4,700	Kintetsu Group Holdings Co., Ltd.	212,286
24,100	Kirin Holdings Co., Ltd.	539,069
1,300	Kobayashi Pharmaceutical Co., Ltd.	104,783
8,900	Kobe Steel Ltd.	70,627
72,100	Koito Manufacturing Co., Ltd.	4,177,283
26,700	Komatsu Ltd.	657,498
2,500	Konami Holdings Corp.	103,185
12,300	Konica Minolta Inc.	119,368
900	Kose Corp.	145,857
357,500	Kubota Corp.	4,829,663
15,900	Kumagai Gumi Co., Ltd.	506,489
9,100	Kuraray Co., Ltd.	122,139
3,000	Kurita Water Industries Ltd.	75,618
9,300	Kyocera Corp.	513,399
7,100	Kyowa Hakko Kirin Co., Ltd.	135,592
11,700	Kyushu Electric Power Co., Inc.	139,057
4,700	Kyushu Railway Co.	161,002
16,800	Lasertec Corp.	592,081
1,400	Lawson Inc.	84,843
2,000	LINE Corp.*	73,328
6,300	Lion Corp.	129,375
7,700	LIXIL Group Corp.	104,541
12,200	M3 Inc.	201,930
57,300	Maeda Corp.	606,483
11,400	Makino Milling Machine Co., Ltd.	459,101
51,400	Makita Corp.	1,826,018
45,000	Marubeni Corp.	322,288
5,600	Marui Group Co., Ltd.	98,538
1,800	Maruichi Steel Tube Ltd.	54,049
21,600	Matsumotokiyoshi Holdings Co., Ltd.	739,928
16,000	Mazda Motor Corp.	188,485
2,000	McDonald’s Holdings Co. Japan Ltd.	89,714
21,610	Mebuki Financial Group Inc.	58,444
4,700	Medipal Holdings Corp.	109,407
3,400	MEIJI Holdings Co., Ltd.	269,551
11,100	MINEBEA MITSUMI Inc.	178,393
7,800	MISUMI Group Inc.	189,531
36,900	Mitsubishi Chemical Holdings Corp.	273,132
38,800	Mitsubishi Corp.	1,093,519
52,900	Mitsubishi Electric Corp.	663,043
144,200	Mitsubishi Estate Co., Ltd.	2,477,870
4,900	Mitsubishi Gas Chemical Co., Inc.	74,966
87,786	Mitsubishi Heavy Industries Ltd.	3,579,640
3,100	Mitsubishi Materials Corp.	85,227

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.1% — (continued)
18,200	Mitsubishi Motors Corp.	$102,248
7,400	Mitsubishi Tanabe Pharma Corp.	106,895
337,600	Mitsubishi UFJ Financial Group Inc.	1,747,246
10,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	52,577
48,000	Mitsui & Co., Ltd.	754,870
5,700	Mitsui Chemicals Inc.	139,345
25,900	Mitsui Fudosan Co., Ltd.	613,623
3,200	Mitsui OSK Lines Ltd.	75,106
2,903,087	Mizuho Financial Group Inc.	4,576,826
3,600	MonotaRO Co., Ltd.	85,300
13,700	MS&AD Insurance Group Holdings Inc.	411,325
18,500	Murata Manufacturing Co., Ltd.	2,883,402
73,900	Nabtesco Corp.	1,954,674
5,100	Nagoya Railroad Co., Ltd.	140,579
7,400	NEC Corp.	246,783
65,000	NET One Systems Co., Ltd.	1,517,524
135,400	Nexon Co., Ltd.*	2,157,651
7,000	NGK Insulators Ltd.	107,092
4,700	NGK Spark Plug Co., Ltd.	100,011
2,500	NH Foods Ltd.	91,158
34,100	Nidec Corp.	4,147,911
88,510	Nikon Corp.	1,344,379
14,200	Nintendo Co., Ltd.	3,886,765
154	Nippon Accommodations Fund Inc., REIT, Class A Shares	765,837
40	Nippon Building Fund Inc., REIT	260,323
2,600	Nippon Electric Glass Co., Ltd.	70,349
2,200	Nippon Express Co., Ltd.	130,071
4,300	Nippon Paint Holdings Co., Ltd.	165,441
52	Nippon Prologis REIT Inc.	110,499
23,600	Nippon Steel & Sumitomo Metal Corp.	425,963
111,000	Nippon Suisan Kaisha Ltd.	726,657
84,900	Nippon Telegraph & Telephone Corp.	3,665,438
85,399	Nippon Television Holdings Inc.	1,341,756
4,500	Nippon Yusen KK	70,961
3,800	Nissan Chemical Corp.	191,929
66,000	Nissan Motor Co., Ltd.	570,621
5,600	Nisshin Seifun Group Inc.	120,256
1,700	Nissin Foods Holdings Co., Ltd.	118,148
24,600	Nitori Holdings Co., Ltd.	3,068,626
4,700	Nitto Denko Corp.	251,119
702,700	Nomura Holdings Inc.	2,741,521
3,600	Nomura Real Estate Holdings Inc.	68,189
113	Nomura Real Estate Master Fund Inc., REIT	154,854
3,460	Nomura Research Institute Ltd.	140,896
193,200	North Pacific Bank Ltd.	532,756
9,400	NSK Ltd.	86,429
17,800	NTT Data Corp.	195,040
38,400	NTT DOCOMO Inc.	895,328
18,300	Obayashi Corp.	178,441
1,900	Obic Co., Ltd.	181,620
8,700	Odakyu Electric Railway Co., Ltd.	203,228
26,000	Oji Holdings Corp.	155,048
10,200	OKUMA Corp.	562,927
8,400	Olympus Corp.	371,026
5,600	Omron Corp.	241,992
11,000	Ono Pharmaceutical Co., Ltd.	226,349

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.1% — (continued)
11,900	Open House Co., Ltd.	$422,001
1,100	Oracle Corp. Japan	82,135
5,700	Oriental Land Co., Ltd.	625,198
167,500	ORIX Corp.	2,426,074
10,800	Osaka Gas Co., Ltd.	221,341
3,000	Otsuka Corp.	107,986
11,300	Otsuka Holdings Co., Ltd.	471,935
22,300	PALTAC Corp.	1,154,103
3,400	Pan Pacific International Holdings Corp.	202,789
63,400	Panasonic Corp.	585,615
3,200	Park24 Co., Ltd.	76,742
107,800	Penta-Ocean Construction Co., Ltd.	543,814
5,000	Persol Holdings Co., Ltd.	85,858
3,300	Pigeon Corp.	134,337
2,700	Pola Orbis Holdings Inc.	75,809
25,600	Rakuten Inc.	202,170
139,900	Recruit Holdings Co., Ltd.	3,919,872
23,500	Renesas Electronics Corp.*	137,536
67,700	Rengo Co., Ltd.	588,547
60,200	Resona Holdings Inc.	272,860
18,600	Ricoh Co., Ltd.	189,126
1,100	Rinnai Corp.	73,897
2,700	Rohm Co., Ltd.	171,460
3,700	Rohto Pharmaceutical Co., Ltd.	97,394
53,300	Round One Corp.	694,806
21,000	Ryobi Ltd.	513,389
700	Ryohin Keikaku Co., Ltd.	166,287
1,300	Sankyo Co., Ltd.	47,886
12,600	Sankyu Inc.	617,053
155,600	Santen Pharmaceutical Co., Ltd.	2,429,934
62,700	Sanwa Holdings Corp.	727,590
10,900	Sawai Pharmaceutical Co., Ltd.	624,844
6,900	SBI Holdings Inc.	145,483
6,200	Secom Co., Ltd.	535,777
5,200	Sega Sammy Holdings Inc.	60,676
6,400	Seibu Holdings Inc.	113,710
8,100	Seiko Epson Corp.	119,755
51,100	Seino Holdings Co., Ltd.	721,088
168,700	Sekisui Chemical Co., Ltd.	2,653,930
18,000	Sekisui House Ltd.	270,586
21,600	Seven & i Holdings Co., Ltd.	949,677
17,500	Seven Bank Ltd.	51,175
2,600	SG Holdings Co., Ltd.	76,071
6,300	Sharp Corp.	73,813
29,400	Shiga Bank Ltd. (The)	688,888
6,800	Shimadzu Corp.	167,917
23,466	Shimamura Co., Ltd.(a)	1,980,588
2,200	Shimano Inc.	334,223
16,900	Shimizu Corp.	148,713
10,500	Shin-Etsu Chemical Co., Ltd.	877,660
3,800	Shinsei Bank Ltd.	52,341
8,000	Shionogi & Co., Ltd.	512,456
17,800	Ship Healthcare Holdings Inc.	674,264
11,000	Shiseido Co., Ltd.	726,562
11,900	Shizuoka Bank Ltd. (The)	93,981
3,900	Showa Denko KK	145,530

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.1% — (continued)
5,700	Showa Shell Sekiyu KK	$85,201
10,100	SMC Corp.	3,521,301
48,200	Softbank Corp.*	601,068
23,900	SoftBank Group Corp.	2,219,337
2,000	Sohgo Security Services Co., Ltd.	86,417
118,600	Sompo Holdings Inc.	4,430,123
36,700	Sony Corp.	1,763,744
5,000	Sony Financial Holdings Inc.	94,586
3,900	Stanley Electric Co., Ltd.	112,193
23,400	Starts Corp., Inc.	510,768
90,300	Subaru Corp.	2,293,554
7,000	SUMCO Corp.	89,069
12,000	Sumitomo Bakelite Co., Ltd.	454,093
43,000	Sumitomo Chemical Co., Ltd.	213,883
31,900	Sumitomo Corp.	458,879
4,700	Sumitomo Dainippon Pharma Co., Ltd.	115,789
21,500	Sumitomo Electric Industries Ltd.	299,344
50,700	Sumitomo Forestry Co., Ltd.	661,134
3,000	Sumitomo Heavy Industries Ltd.	102,810
6,800	Sumitomo Metal Mining Co., Ltd.	198,678
245,935	Sumitomo Mitsui Financial Group Inc.	8,719,724
88,511	Sumitomo Mitsui Trust Holdings Inc.	3,354,415
10,500	Sumitomo Realty & Development Co., Ltd.	392,641
5,000	Sumitomo Rubber Industries Ltd.	64,174
2,400	Sundrug Co., Ltd.	73,614
4,100	Suntory Beverage & Food Ltd.	180,897
9,300	Sushiro Global Holdings Ltd.	586,527
2,200	Suzuken Co., Ltd.	120,370
46,000	Suzuki Motor Corp.	2,356,311
4,700	Sysmex Corp.	282,412
270,195	T&D Holdings Inc.	3,253,527
3,300	Taiheiyo Cement Corp.	112,795
6,000	Taisei Corp.	283,593
1,000	Taisho Pharmaceutical Holdings Co., Ltd.	101,323
3,800	Taiyo Nippon Sanso Corp.	53,834
40,500	Taiyo Yuden Co., Ltd.	796,399
36,300	Takasago Thermal Engineering Co., Ltd.	593,066
3,500	Takashimaya Co., Ltd.	46,061
496,494	Takeda Pharmaceutical Co., Ltd.	19,976,691
3,700	TDK Corp.	288,886
5,200	Teijin Ltd.	87,213
45,000	Terumo Corp.	2,758,364
39,300	THK Co., Ltd.	971,557
27,800	TIS Inc.	1,291,960
5,700	Tobu Railway Co., Ltd.	159,235
78,000	Toda Corp.	495,680
3,200	Toho Co., Ltd.	114,350
2,300	Toho Gas Co., Ltd.	104,621
12,100	Tohoku Electric Power Co., Inc.	158,640
57,000	Tokai Carbon Co., Ltd.(a)	795,864
19,300	Tokio Marine Holdings Inc.	942,182
1,200	Tokyo Century Corp.	53,565
40,900	Tokyo Electric Power Co. Holdings Inc.*	254,617
4,500	Tokyo Electron Ltd.	613,195
11,300	Tokyo Gas Co., Ltd.	310,970
86,200	Tokyo Steel Manufacturing Co., Ltd.	714,491

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.1% — (continued)
14,400	Tokyu Corp.	$244,093
18,000	Tokyu Fudosan Holdings Corp.	99,442
7,000	Toppan Printing Co., Ltd.	111,435
40,100	Toray Industries Inc.	279,437
18,600	Toshiba Corp.	582,224
7,700	Tosoh Corp.	113,699
4,000	TOTO Ltd.	151,870
4,600	Toyo Seikan Group Holdings Ltd.	96,850
2,500	Toyo Suisan Kaisha Ltd.	92,785
1,400	Toyoda Gosei Co., Ltd.	31,792
4,100	Toyota Industries Corp.	210,345
124,700	Toyota Motor Corp.	7,533,328
6,200	Toyota Tsusho Corp.	197,375
3,500	Trend Micro Inc.	173,055
1,000	Tsuruha Holdings Inc.	88,434
11,500	Unicharm Corp.	367,030
84	United Urban Investment Corp., REIT	130,198
5,900	USS Co., Ltd.	107,546
21,800	UT Group Co., Ltd.*	495,681
18,900	Valor Holdings Co., Ltd.	480,212
1,400	Welcia Holdings Co., Ltd.	49,758
4,600	West Japan Railway Co.	346,471
1,260,413	Yahoo Japan Corp.	3,368,475
3,500	Yakult Honsha Co., Ltd.	235,274
17,300	Yamada Denki Co., Ltd.	83,629
6,000	Yamaguchi Financial Group Inc.	55,952
3,800	Yamaha Corp.	187,226
7,900	Yamaha Motor Co., Ltd.	160,325
41,700	YA-MAN Ltd.(a)	509,231
9,000	Yamato Holdings Co., Ltd.	234,880
21,700	Yamato Kogyo Co., Ltd.	602,446
3,100	Yamazaki Baking Co., Ltd.	53,161
7,200	Yaskawa Electric Corp.	205,105
6,300	Yokogawa Electric Corp.	121,448
3,500	Yokohama Rubber Co., Ltd. (The)	71,440
23,000	Zenkoku Hosho Co., Ltd.	844,717
5,800	ZOZO Inc.	109,441

	Total Japan	303,184,675

Jordan — 0.0%
25,509	Hikma Pharmaceuticals PLC	565,089

Luxembourg — 0.5%
18,721	ArcelorMittal	429,580
22,353	Aroundtown SA	188,180
326	Eurofins Scientific SE(a)	137,624
1,805	Millicom International Cellular SA, ADR	108,510
1,161	RTL Group SA	65,462
198,066	SES SA, FDR, Class A Shares	3,978,096
9,088	Stabilus SA	524,980
182,033	Tenaris SA	2,422,002

	Total Luxembourg	7,854,434

Macau — 0.0%
28,800	MGM China Holdings Ltd.	60,735
70,400	Sands China Ltd.	350,532
40,800	Wynn Macau Ltd.	101,480

	Total Macau	512,747

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Mexico — 0.0%
6,000	Fresnillo PLC	$68,381

Netherlands — 4.3%
60,812	Aalberts Industries NV	2,244,602
12,204	ABN AMRO Group NV, Dutch Certificate, GDR(c)	295,810
213	Adyen NV*(c)	159,896
49,933	Aegon NV	268,186
110,091	Akzo Nobel NV	9,975,794
15,788	AMG Advanced Metallurgical Group NV	610,604
8,159	ASM International NV	444,029
55,440	ASML Holding NV	10,145,288
25,244	ASR Nederland NV	1,111,508
107,566	Boskalis Westminster(a)	3,024,904
16,513	Euronext NV(c)	1,008,899
3,143	EXOR NV	193,300
3,264	Heineken Holding NV	315,580
38,891	Heineken NV	3,916,577
7,864	IMCD NV	616,926
607,533	ING Groep NV	8,026,287
36,139	Koninklijke Ahold Delhaize NV	931,824
5,259	Koninklijke DSM NV	563,998
98,915	Koninklijke KPN NV	304,936
27,463	Koninklijke Philips NV	1,092,162
2,203	Koninklijke Vopak NV	107,647
8,638	NN Group NV	375,999
9,887	NXP Semiconductors NV	902,881
406,772	PostNL NV	1,093,677
6,669	QIAGEN NV*	255,062
3,585	Randstad NV	191,199
132,641	Royal Dutch Shell PLC, Class A Shares	4,135,715
505,274	Royal Dutch Shell PLC, Class B Shares	15,856,206
9,296	TKH Group NV, Dutch Certificate	455,496
8,492	Wolters Kluwer NV	559,865

	Total Netherlands	69,184,857

New Zealand — 0.4%
22,275	a2 Milk Co., Ltd.*	216,911
26,123	Auckland International Airport Ltd.	138,198
16,561	Fisher & Paykel Healthcare Corp., Ltd.	165,724
23,180	Fletcher Building Ltd.*	77,194
38,537	Meridian Energy Ltd.	96,766
12,703	Ryman Healthcare Ltd.	95,146
48,388	Spark New Zealand Ltd.	122,836
168,625	Summerset Group Holdings Ltd.	745,861
134,964	Xero Ltd.*	4,539,578

	Total New Zealand	6,198,214

Norway — 0.6%
2,919	Aker BP ASA	98,937
196,797	DNB ASA	3,772,450
33,581	Equinor ASA	754,918
5,541	Gjensidige Forsikring ASA	99,344
12,360	Mowi ASA(a)	285,235
898,178	Norsk Hydro ASA	3,720,860
22,770	Orkla ASA	179,418
3,010	Schibsted ASA, Class B Shares	111,520
21,135	Telenor ASA	412,157

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Norway — 0.6% — (continued)
5,124	Yara International ASA	$215,205

	Total Norway	9,650,044

Portugal — 0.0%
75,532	EDP — Energias de Portugal SA	276,993
14,646	Galp Energia SGPS SA	240,176
6,813	Jeronimo Martins SGPS SA	102,662

	Total Portugal	619,831

Russia — 0.4%
663,525	Gazprom PJSC, ADR	3,147,023
22,993	LUKOIL PJSC, ADR	1,921,065
97,477	Sberbank of Russia PJSC, ADR	1,242,832

	Total Russia	6,310,920

Singapore — 0.6%
77,800	Ascendas Real Estate Investment Trust	161,085
71,619	CapitaLand Commercial Trust, REIT	102,740
73,400	CapitaLand Ltd.	186,116
72,400	CapitaLand Mall Trust, REIT	128,645
12,100	City Developments Ltd.	80,092
65,700	ComfortDelGro Corp., Ltd.	116,120
52,300	DBS Group Holdings Ltd.	959,966
944,900	Frasers Logistics & Industrial Trust, REIT	768,793
181,100	Genting Singapore Ltd.	137,037
158,600	Golden Agri-Resources Ltd.	32,238
3,000	Jardine Cycle & Carriage Ltd.	73,938
42,700	Keppel Corp., Ltd.	194,623
545,700	Mapletree Industrial Trust, REIT	807,197
422,100	Oversea-Chinese Banking Corp., Ltd.	3,453,513
20,900	SATS Ltd.	79,498
30,600	Sembcorp Industries Ltd.	59,329
16,200	Singapore Airlines Ltd.	119,874
23,300	Singapore Exchange Ltd.	135,036
29,400	Singapore Press Holdings Ltd.	53,462
45,100	Singapore Technologies Engineering Ltd.	124,686
236,200	Singapore Telecommunications Ltd.	527,546
57,500	Suntec Real Estate Investment Trust	82,058
38,903	United Overseas Bank Ltd.	722,527
15,371	UOL Group Ltd.	75,303
7,400	Venture Corp., Ltd.	97,261
55,700	Wilmar International Ltd.	131,812

	Total Singapore	9,410,495

South Africa — 0.3%
15,252	Anglo American Platinum Ltd.	829,303
610,189	Gold Fields Ltd., ADR	2,520,081
212,179	Impala Platinum Holdings Ltd.*	903,307
19,695	Investec PLC	128,632

	Total South Africa	4,381,323

South Korea — 2.1%
13,495	AfreecaTV Co., Ltd.	551,808
6,495	Chong Kun Dang Pharmaceutical Corp.	604,472
12,199	Douzone Bizon Co., Ltd.	460,681
3,314	GS Home Shopping Inc.	541,771
9,392	Hyundai Construction Equipment Co., Ltd.	449,805

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

South Korea — 2.1% — (continued)
57,975	KB Financial Group Inc.	$2,284,116
69,824	Kia Motors Corp.	2,270,288
8,545	KIWOOM Securities Co., Ltd.*	610,425
18,759	Korea United Pharm Inc.(a)	428,375
226,138	KT Corp., ADR	3,023,465
8,675	Maeil Dairies Co., Ltd.*	609,311
15,497	Poongsan Corp.	436,916
155,257	Samsung Electronics Co., Ltd.	6,192,539
8,222	Samsung SDI Co., Ltd.	1,737,069
25,387	Seoul Semiconductor Co., Ltd.*	535,762
19,471	SFA Engineering Corp.	721,395
63,058	Shinhan Financial Group Co., Ltd.	2,447,523
6,995	SK Innovation Co., Ltd.	1,166,866
26,174	SK Telecom Co., Ltd.	6,056,888
17,809	SKC Co., Ltd.	610,537
27,500	SL Corp.*	516,678
11,285	Soulbrain Co., Ltd.	512,977

	Total South Korea	32,769,667

Spain — 2.3%
7,568	ACS Actividades de Construccion y Servicios SA	335,390
1,957	Aena SME SA(c)	349,124
49,166	Amadeus IT Group SA	3,700,639
745,776	Banco Bilbao Vizcaya Argentaria SA	4,630,333
164,492	Banco de Sabadell SA	186,773
469,829	Banco Santander SA	2,288,223
36,779	Bankia SA	112,003
77,495	Bankinter SA	634,937
1,448,149	CaixaBank SA	5,150,733
17,321	Cia de Distribucion Integral Logista Holdings SA	436,109
4,210	Enagas SA	119,925
9,546	Endesa SA	240,444
13,796	Ferrovial SA	317,822
167,440	Grifols SA	4,351,851
179,495	Iberdrola SA(a)	1,498,930
110,167	Industria de Diseno Textil SA	3,323,748
30,418	Mapfre SA	85,919
32,720	Masmovil Ibercom SA*	681,562
41,599	Melia Hotels International SA	397,072
39,942	Merlin Properties Socimi SA, REIT	517,660
10,313	Naturgy Energy Group SA	279,598
669,328	Prosegur Cash SA(c)	1,569,202
450,482	Prosegur Cia de Seguridad SA	2,518,373
12,192	Red Electrica Corp. SA	263,366
40,552	Repsol SA	697,343
6,910	Siemens Gamesa Renewable Energy SA*	105,445
135,446	Telefonica SA	1,166,444
116,870	Unicaja Banco SA(c)	136,826

	Total Spain	36,095,794

Sweden — 1.9%
8,571	Alfa Laval AB	187,362
158,477	Assa Abloy AB, Class B Shares	3,273,784
132,883	Atlas Copco AB, Class A Shares	3,598,338
11,377	Atlas Copco AB, Class B Shares	285,387
7,704	Boliden AB	210,595

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Sweden — 1.9% — (continued)
84,966	Dometic Group AB(c)	$708,235
6,848	Electrolux AB, Series B	179,120
218,984	Epiroc AB, Class A Shares*	2,197,616
10,843	Epiroc AB, Class B Shares*	101,835
17,521	Essity AB, Class B Shares	488,582
7,106	Evolution Gaming Group AB(c)	530,189
24,974	Hennes & Mauritz AB, Class B Shares	377,853
7,451	Hexagon AB, Class B Shares	391,680
11,408	Husqvarna AB, Class B Shares	93,471
2,407	ICA Gruppen AB	92,506
4,576	Industrivarden AB, Class C Shares	95,265
13,304	Investor AB, Class B Shares	593,943
6,619	Kinnevik AB, Class B Shares	167,629
2,254	L E Lundbergforetagen AB, Class B Shares	69,479
20,921	Loomis AB, Class B Shares	759,967
5,636	Lundin Petroleum AB	184,433
59,758	Peab AB	521,298
78,022	Resurs Holding AB(c)	505,985
32,725	Sandvik AB	537,408
9,076	Securitas AB, Class B Shares	142,304
237,546	Skandinaviska Enskilda Banken AB, Class A Shares	2,417,269
9,717	Skanska AB, Class B Shares	175,189
116,945	SKF AB, Class B Shares	1,967,307
206,848	SSAB AB, Class B Shares	679,742
44,265	Svenska Handelsbanken AB, Class A Shares	504,736
26,249	Swedbank AB, Class A Shares	482,179
55,119	Swedish Match AB	2,583,197
19,162	Swedish Orphan Biovitrum AB*	416,282
14,699	Tele2 AB, Class B Shares	193,315
311,205	Telefonaktiebolaget LM Ericsson, Class B Shares	2,844,002
80,383	Telia Co. AB	348,834
45,000	Volvo AB, Class B Shares	662,269
85,464	Wihlborgs Fastigheter AB	1,134,715

	Total Sweden	30,703,300

Switzerland — 9.4%
455,465	ABB Ltd., Class Registered Shares	9,013,728
74,382	Adecco Group AG, Class Registered Shares	3,862,138
913,682	Aryzta AG*	1,043,203
1,395	Baloise Holding AG, Class Registered Shares	227,705
1,593	Barry Callebaut AG, Class Registered Shares	2,742,608
4,917	Cembra Money Bank AG	470,965
31	Chocoladefabriken Lindt & Spruengli AG	201,486
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	221,762
142,680	Cie Financiere Richemont SA, Class Registered Shares	10,918,554
6,047	Clariant AG, Class Registered Shares*	129,773
43,446	Coca-Cola HBC AG*	1,462,585
73,044	Credit Suisse Group AG, Class Registered Shares*	901,955
927	Dufry AG, Class Registered Shares*	93,868
241	EMS-Chemie Holding AG, Class Registered Shares	139,139
30,230	Ferguson PLC	2,092,014
379	Forbo Holding AG, Class Registered Shares	541,716
1,087	Geberit AG, Class Registered Shares	433,513
811	Georg Fischer AG, Class Registered Shares	718,619
1,079	Givaudan SA, Class Registered Shares	2,696,579
330,972	Glencore PLC*	1,336,816

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Switzerland — 9.4% — (continued)
744	Helvetia Holding AG, Class Registered Shares	$446,319
79,251	Julius Baer Group Ltd.*	3,454,714
1,521	Kuehne + Nagel International AG, Class Registered Shares	198,413
81,164	LafargeHolcim Ltd., Class Registered Shares*	4,010,666
40,091	Logitech International SA, Class Registered Shares	1,506,130
24,603	Lonza Group AG, Class Registered Shares*	6,836,115
179,062	Nestlé SA, Class Registered Shares	16,203,416
196,064	Novartis AG, Class Registered Shares	17,876,758
1,101	Pargesa Holding SA	90,409
503	Partners Group Holding AG	363,403
74,640	Roche Holding AG	20,729,832
12,396	Schindler Holding AG	2,800,146
597	Schindler Holding AG, Class Registered Shares	132,352
999	SGS SA, Class Registered Shares	2,544,651
1,079	Siegfried Holding AG, Class Registered Shares*	390,150
29,128	Sika AG, Class Registered Shares	3,935,975
1,619	Sonova Holding AG, Class Registered Shares	302,370
257,965	STMicroelectronics NV	4,212,106
1,344	Straumann Holding AG, Class Registered Shares	1,048,440
862	Swatch Group AG (The)	254,847
1,531	Swatch Group AG (The), Class Registered Shares	87,534
4,984	Swiss Life Holding AG, Class Registered Shares*	2,171,050
2,295	Swiss Prime Site AG, Class Registered Shares*	193,669
8,843	Swiss Re AG	875,149
737	Swisscom AG, Class Registered Shares	341,092
35,015	Temenos AG, Class Registered Shares*	5,072,274
639,934	UBS Group AG, Class Registered Shares*	8,129,995
29,397	VAT Group AG*(c)	3,054,912
1,343	Vifor Pharma AG	168,031
13,793	Vontobel Holding AG, Class Registered Shares	773,545
16,483	Wizz Air Holdings PLC*(c)	664,521
4,384	Zurich Insurance Group AG	1,448,882

	Total Switzerland	149,566,592

Taiwan — 0.3%
143,042	MediaTek Inc.	1,267,545
3,822,881	Shin Kong Financial Holding Co., Ltd.	1,132,073
232,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,780,376

	Total Taiwan	4,179,994

Thailand — 0.2%
1,197,800	CP ALL PCL	2,948,052

Turkey — 0.1%
806,277	Akbank T.A.S.	1,037,561
647,085	Türkiye Garanti Bankasi AS	1,081,182

	Total Turkey	2,118,743

United Arab Emirates — 0.0%
3,087	NMC Health PLC	110,551

United Kingdom — 16.7%
28,584	3i Group PLC	358,375
5,918	Admiral Group PLC	171,414
160,384	Anglo American PLC	4,268,937
125,795	Ashmore Group PLC	704,603
13,933	Ashtead Group PLC	369,801
9,983	Associated British Foods PLC	297,086

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 16.7% — (continued)
139,078	AstraZeneca PLC	$11,320,436
132,996	Auto Trader Group PLC(c)	839,909
15,589	AVEVA Group PLC	621,944
1,382,785	Aviva PLC	7,771,214
128,919	B&M European Value Retail SA	604,055
7,352	Babcock International Group PLC	52,710
92,309	BAE Systems PLC	571,089
664,580	Balfour Beatty PLC	2,541,256
3,833,500	Barclays PLC	8,357,979
28,520	Barratt Developments PLC	226,449
105,524	Beazley PLC	765,837
16,024	Bellway PLC	643,581
3,612	Berkeley Group Holdings PLC	189,116
2,149,593	BP PLC	15,221,221
265,091	British American Tobacco PLC	9,750,137
205,471	British Land Co. PLC (The), REIT	1,645,947
1,160,075	BT Group PLC	3,302,487
252,495	Bunzl PLC	7,943,827
78,758	Burberry Group PLC	1,972,249
213,144	Cairn Energy PLC*	574,133
1,606,373	Centrica PLC	2,650,918
238,574	Cineworld Group PLC	882,503
57,516	Clinigen Group PLC	728,770
28,666	CNH Industrial NV	310,020
408,331	Coats Group PLC	479,806
2,665,603	Cobham PLC*	4,162,846
6,194	Coca-Cola European Partners PLC	291,985
45,619	Compass Group PLC	1,007,193
43,519	Computacenter PLC	640,489
38,622	ConvaTec Group PLC(c)	67,913
83,580	Costain Group PLC	412,308
3,714	Croda International PLC	237,302
203,194	Diageo PLC	7,849,086
38,730	Direct Line Insurance Group PLC	183,363
442,656	Domino’s Pizza Group PLC	1,370,944
4,518	easyJet PLC	73,618
98,262	Electrocomponents PLC	721,292
26,614	Experian PLC	692,713
31,248	Fiat Chrysler Automobiles NV*	460,360
311,008	FLEX LNG Ltd.*	381,744
45,352	G4S PLC	126,366
311,450	GlaxoSmithKline PLC	6,197,220
24,884	Hammerson PLC, REIT	125,934
8,472	Hargreaves Lansdown PLC	195,631
303,274	Hays PLC	611,032
1,221,059	HSBC Holdings PLC	9,919,733
60,510	Hunting PLC	440,267
60,176	IG Group Holdings PLC	450,927
27,364	Imperial Brands PLC	911,938
37,310	Informa PLC	348,846
4,916	InterContinental Hotels Group PLC	294,387
62,427	Intermediate Capital Group PLC	868,972
244	International Consolidated Airlines Group SA	1,929
36,060	Intertek Group PLC	2,430,494
109,886	ITV PLC	190,974
757,459	J Sainsbury PLC	2,299,919

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 16.7% — (continued)
219,549	JD Sports Fashion PLC	$1,355,469
20,182	John Wood Group PLC	139,352
110,565	Johnson Matthey PLC	4,532,196
47,010	Keller Group PLC	330,800
734,766	Kingfisher PLC	2,357,789
141,384	Land Securities Group PLC, REIT	1,687,639
1,013,200	Legal & General Group PLC	3,768,653
53,938	Linde PLC	9,370,483
9,119,648	Lloyds Banking Group PLC	7,693,128
9,154	London Stock Exchange Group PLC	546,918
235,584	LondonMetric Property PLC, REIT	601,294
592,208	Marks & Spencer Group PLC	2,143,087
100,525	Meggitt PLC	718,548
975,551	Melrose Industries PLC	2,248,373
19,860	Merlin Entertainments PLC(c)	95,331
178,461	Micro Focus International PLC	4,435,721
10,643	Mondi PLC	244,389
151,129	Moneysupermarket.com Group PLC	690,572
147,797	National Express Group PLC	832,417
97,205	National Grid PLC	1,094,981
3,928	Next PLC	264,862
28,736	Nomad Foods Ltd.*	577,594
81,225	Northgate PLC	393,629
128,955	Ocado Group PLC*	1,768,411
105,286	OneSavings Bank PLC	547,697
23,324	Pearson PLC	261,604
8,761	Persimmon PLC	283,036
866,860	Prudential PLC	18,268,590
96,420	Reckitt Benckiser Group PLC	7,371,870
76,640	Redrow PLC	632,383
90,146	RELX PLC	2,068,739
10,759	Rio Tinto Ltd.	730,212
33,712	Rio Tinto PLC	1,941,349
508,228	Rolls-Royce Holdings PLC*	6,448,319
139,446	Royal Bank of Scotland Group PLC	491,106
27,343	Royal Mail PLC	102,513
28,856	RSA Insurance Group PLC	195,781
123,998	Safestore Holdings PLC, REIT	1,007,337
31,507	Sage Group PLC (The)	276,050
3,435	Schroders PLC	124,527
31,332	Segro PLC, REIT	274,594
6,857	Severn Trent PLC	183,698
184,827	Smith & Nephew PLC	3,523,851
11,147	Smiths Group PLC	211,747
18,078	Spectris PLC	633,251
419,743	SSE PLC	6,622,136
15,337	St. James’s Place PLC	198,068
470,032	Standard Chartered PLC	3,756,256
69,575	Standard Life Aberdeen PLC	227,561
160,211	Stock Spirits Group PLC	487,626
94,419	Synthomer PLC	476,120
110,138	Tate & Lyle PLC	1,014,796
96,694	Taylor Wimpey PLC	232,891
118,686	TechnipFMC PLC	2,616,194
279,250	Tesco PLC	836,607
44,333	Unilever NV, Dutch Certificate	2,397,856

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 16.7% — (continued)
105,169	Unilever PLC	$5,592,664
70,865	UNITE Group PLC (The), REIT	860,582
19,308	United Utilities Group PLC	215,303
95,024	Vesuvius PLC	765,382
3,201,603	Vodafone Group PLC	5,706,393
100,273	Weir Group PLC (The)	2,178,292
103,144	Whitbread PLC	6,636,528
63,039	WM Morrison Supermarkets PLC	192,480
36,611	WPP PLC	400,731

	Total United Kingdom	264,989,890

United States — 1.1%
1,399	Booking Holdings Inc.*	2,374,159
67,950	Carnival Corp.	3,924,792
60,073	Carnival PLC	3,368,357
17,870	EPAM Systems Inc.*	2,891,009
1	International Flavors & Fragrances Inc.	92
405,000	Nexteer Automotive Group Ltd.	577,328
29,615	Philip Morris International Inc.	2,574,728
7,280	ResMed Inc.	745,690
581,100	Samsonite International SA(c)	1,744,894

	Total United States	18,201,049

	TOTAL COMMON STOCKS (Cost — $1,468,881,227)	1,531,679,168

PREFERRED STOCKS — 0.9%

Brazil — 0.1%
66,102	Telefonica Brasil SA, Class Preferred Shares	823,492

Germany — 0.8%
1,701	Bayerische Motoren Werke AG, Class Preferred Shares	125,591
1,952	FUCHS PETROLUB SE, Class Preferred Shares	87,274
5,164	Henkel AG & Co. KGaA, Class Preferred Shares	515,972
4,293	Porsche Automobil Holding SE, Class Preferred Shares	286,173
957	Sartorius AG, Class Preferred Shares	151,718
70,990	Volkswagen AG, Class Preferred Shares	12,185,942

	Total Germany	13,352,670

	TOTAL PREFERRED STOCKS (Cost — $11,383,427)	14,176,162

CLOSED END MUTUAL FUND SECURITIES — 0.1%

United States — 0.1%
4,000	iShares Core MSCI EAFE ETF, Common Class	241,160
45,088	Vanguard FTSE Developed Markets ETF, Common Class	1,839,590

	Total United States	2,080,750

	TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost — $2,044,717)	2,080,750

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $1,482,309,371)	1,547,936,080

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Face Amount†		Security	Value

SHORT-TERM INVESTMENTS (f) — 3.3%

MONEY MARKET FUND — 1.0%
$16,414,233		Invesco STIT — Government & Agency Portfolio, 2.308%, Institutional Class(g) (Cost — $16,414,233)	$16,414,233

TIME DEPOSITS — 2.3%
20,247,718		Barclays Bank PLC — London, 1.750% due 3/1/19	20,247,718
		BBH — Grand Cayman:
182,078	CHF	(1.440)% due 3/1/19	182,406
84,917	DKK	(0.850)% due 3/1/19	12,945
4	EUR	(0.570)% due 3/1/19	5
313,385	SEK	(0.550)% due 3/1/19	33,929
80	JPY	(0.270)% due 3/1/19	1
105,067	NOK	0.350% due 3/1/19	12,278
7,884	GBP	0.360% due 3/1/19	10,455
311	HKD	0.360% due 3/1/19	40
34,130	NZD	0.650% due 3/1/19	23,244
280,739	AUD	0.760% due 3/1/19	199,156
16	SGD	0.800% due 3/1/19	11
2,278	CAD	0.820% due 3/1/19	1,731
57	ZAR	5.140% due 3/1/19	4
		Citibank — London:
508,007	EUR	(0.570)% due 3/1/19	577,807
173,877	GBP	0.360% due 3/1/19	230,587
372,000	HKD	HSBC Bank — Hong Kong, 0.360% due 3/1/19	47,390
38,474	SGD	HSBC Bank — Singapore, 0.800% due 3/1/19	28,457
82,464		JPMorgan Chase & Co. — New York, 1.750% due 3/1/19	82,464
14,327,264		Sumitomo — Tokyo, 1.750% due 3/1/19	14,327,264
34,816,361	JPY	Sumitomo Mitsui Banking Corp. — Tokyo, (0.270)% due 3/1/19	312,352

		TOTAL TIME DEPOSITS (Cost — $36,330,244)	36,330,244

		TOTAL SHORT-TERM INVESTMENTS (Cost — $52,744,477)	52,744,477

		TOTAL INVESTMENTS — 100.6% (Cost — $1,535,053,848)	1,600,680,557

		Liabilities in Excess of Other Assets — (0.6)%	(10,135,117)

		TOTAL NET ASSETS — 100.0%	$1,590,545,440

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security trades on the Hong Kong exchange.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2019 amounts to approximately $26,383,411 and represents 1.7% of net assets.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Illiquid security.
(f)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.3%.
(g)	Represents investment of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At February 28, 2019, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
International Equity Fund	$1,535,053,848	$208,950,522	$(143,218,972)	$65,731,550

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CDI	— Clearing House Electronics System (CHESS) Depositary Interest
GDR	— Global Depositary Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials	17.7%
Industrials	15.1
Consumer Discretionary	12.3
Health Care	9.9
Information Technology	9.1
Consumer Staples	7.6
Materials	7.5
Communication Services	6.9
Energy	6.1
Real Estate	2.3
Utilities	2.2
Short-Term Investments	3.3

100.0%

^	As a percentage of total investments.

At February 28, 2019, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro STOXX 50 March Futures	21	3/19	$740,093	$787,741	$47,648
FTSE 100 Index March Futures	5	3/19	457,021	469,159	12,138
SPI 200 Index March Futures	2	3/19	204,696	218,105	13,409
TOPIX Index March Futures	3	3/19	400,597	432,243	31,646

					$104,841

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At February 28, 2019, International Equity Fund had deposited cash of $122,693 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 94.9%

Argentina — 0.6%
87,830	Grupo Supervielle SA, ADR(a)	$783,443
173,933	YPF SA, ADR	2,459,413

	Total Argentina	3,242,856

Australia — 0.0%
100,000	MMG Ltd.*	47,429

Brazil — 6.2%
144,760	Ambev SA	664,088
407,471	Ambev SA, ADR	1,845,844
11,300	Atacadao Distribuicao Comercio e Industria Ltd.	58,729
5,445	B2W Cia Digital*	70,095
63,852	B3 SA — Brasil Bolsa Balcao	557,452
30,793	Banco Bradesco SA	315,895
477,604	Banco do Brasil SA	6,434,432
12,695	Banco Santander Brasil SA	151,900
354,470	BB Seguridade Participações SA	2,576,522
24,103	BR Malls Participações SA	85,930
15,060	BRF SA*	82,480
672,689	CCR SA	2,548,655
8,618	Centrais Eletricas Brasileiras SA*	84,853
11,443	Cia de Saneamento Basico do Estado de Sao Paulo	119,888
21,460	Cia Siderurgica Nacional SA*	74,736
717,206	Cielo SA	2,075,703
4,551	Cosan SA	52,952
20,394	Embraer SA	103,603
7,836	Engie Brasil Energia SA	85,877
5,810	Equatorial Energia SA	127,049
390,750	Fleury SA	2,080,754
10,696	Hypera SA	76,606
626,300	International Meal Co. Alimentacao SA	1,030,535
3,584	IRB Brasil Resseguros SA	84,928
27,887	JBS SA	99,717
21,853	Klabin SA	104,964
43,404	Kroton Educacional SA	126,773
17,560	Localiza Rent a Car SA	161,534
22,124	Lojas Renner SA	254,943
3,542	M Dias Branco SA	44,305
2,363	Magazine Luiza SA	109,133
1,026,300	Movida Participacoes SA	3,169,743
9,984	Multiplan Empreendimentos Imobiliarios SA	66,908
6,511	Natura Cosméticos SA	83,870
10,040	Petrobras Distribuidora SA	65,359
91,891	Petroleo Brasileiro SA	730,558
2,900	Porto Seguro SA	43,270
6,804	Raia Drogasil SA	118,495
273,578	Rumo SA*	1,417,476
80,450	Smiles Fidelidade SA	1,028,156
6,278	Sul America SA	50,814
16,700	Suzano Papel e Celulose SA	211,915
26,912	TIM Participações SA	84,694
11,499	Ultrapar Participações SA	163,521
97,312	Vale SA	1,220,335
26,520	WEG SA	130,063

	Total Brazil	30,876,052

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Chile — 0.3%
65,824	Aguas Andinas SA, Class A Shares	$38,541
894,926	Banco de Chile	142,067
1,711	Banco de Credito e Inversiones SA	116,987
2,157,547	Banco Santander Chile	172,058
40,976	Cencosud SA	76,288
5,277	Cia Cervecerias Unidas SA	74,630
199,393	Colbun SA	46,061
3,852	Empresa Nacional de Telecomunicaciones SA	40,527
38,669	Empresas CMPC SA	145,048
12,701	Empresas COPEC SA	172,361
817,590	Enel Americas SA	142,119
896,436	Enel Chile SA	94,055
3,934,534	Itau CorpBanca	37,256
10,517	Latam Airlines Group SA	122,197
22,147	SACI Falabella	172,259

	Total Chile	1,592,454

China — 24.9%
44,000	3SBio Inc.(b)	72,562
838	51job Inc., ADR*	60,554
3,025	58.com Inc., ADR*	220,553
229,263	AAC Technologies Holdings Inc.	1,358,456
44,000	Agile Group Holdings Ltd.	55,369
36,200	Agricultural Bank of China Ltd., Class A Shares	20,558
883,000	Agricultural Bank of China Ltd., Class H Shares(c)	422,440
60,000	Air China Ltd., Class H Shares(c)	65,220
104,611	Alibaba Group Holding Ltd., ADR*	19,146,951
1,708,000	A-Living Services Co., Ltd., (Restricted, cost — $2,566,564, acquired 4/16/18), Class H Shares*(b)(c)(d)	2,692,564
120,000	Aluminum Corp. of China Ltd., Class H Shares*(c)	49,141
32,000	Angang Steel Co., Ltd., Class H Shares(c)	23,759
3,000	Anhui Conch Cement Co., Ltd., Class A Shares	15,927
405,337	Anhui Conch Cement Co., Ltd., Class H Shares(c)	2,337,300
291,000	ANTA Sports Products Ltd.	1,702,335
1,812	Autohome Inc., ADR*(a)	170,419
67,000	AviChina Industry & Technology Co., Ltd., Class H Shares(c)	47,622
50,500	BAIC Motor Corp., Ltd., Class H Shares(b)(c)	32,062
19,874	Baidu Inc., ADR*	3,230,320
19,200	Bank of Beijing Co., Ltd., Class A Shares	18,370
31,230	Bank of China Ltd., Class A Shares	17,918
2,419,000	Bank of China Ltd., Class H Shares(c)	1,126,689
39,800	Bank of Communications Co., Ltd., Class A Shares	37,955
241,000	Bank of Communications Co., Ltd., Class H Shares(c)	202,191
6,800	Bank of Ningbo Co., Ltd., Class A Shares	19,617
9,800	Bank of Shanghai Co., Ltd., Class A Shares	17,958
13,484	Baoshan Iron & Steel Co., Ltd., Class A Shares	15,125
86,927	Baozun Inc., ADR*(a)	3,255,416
67,000	BBMG Corp., Class H Shares(c)	24,598
54,000	Beijing Capital International Airport Co., Ltd., Class H Shares(c)	53,996
30,800	BOE Technology Group Co., Ltd., Class A Shares	18,755
2,500	BYD Co., Ltd., Class A Shares	20,382
18,500	BYD Co., Ltd., Class H Shares(c)	118,138
19,500	BYD Electronic International Co., Ltd.	24,869
22,000	CAR Inc.*	19,326
311,000	CGN Power Co., Ltd., Class H Shares(b)(c)	81,951
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(c)	74,316
276,000	China CITIC Bank Corp., Ltd., Class H Shares(c)	179,168

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 24.9% — (continued)
59,000	China Coal Energy Co., Ltd., Class H Shares(c)	$25,614
137,000	China Communications Construction Co., Ltd., Class H Shares(c)	147,454
82,000	China Communications Services Corp., Ltd., Class H Shares(c)	82,485
51,500	China Conch Venture Holdings Ltd.	172,479
11,132,380	China Construction Bank Corp., Class H Shares(c)	9,885,578
40,000	China Eastern Airlines Corp., Ltd., Class H Shares(c)	25,692
30,812	China Everbright Bank Co., Ltd., Class A Shares	19,415
79,000	China Everbright Bank Co., Ltd., Class H Shares(c)	37,917
82,000	China Evergrande Group	252,832
91,000	China Galaxy Securities Co., Ltd., Class H Shares(c)	62,307
68,500	China Hongqiao Group Ltd.	45,952
286,000	China Huarong Asset Management Co., Ltd., Class H Shares(b)(c)	65,481
102,000	China Huishan Dairy Holdings Co., Ltd.*#(e)	260
32,000	China International Capital Corp., Ltd., Class H Shares(b)(c)	74,208
1,836	China International Travel Service Corp., Ltd., Class A Shares	17,522
230,000	China Life Insurance Co., Ltd., Class H Shares(c)	634,921
7,600	China Literature Ltd.*(a)(b)	36,285
98,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	73,128
2,490,000	China Maple Leaf Educational Systems Ltd.	1,125,353
41,000	China Medical System Holdings Ltd.	43,178
9,300	China Merchants Bank Co., Ltd., Class A Shares	43,901
266,000	China Merchants Bank Co., Ltd., Class H Shares(c)	1,217,480
6,420	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	20,373
37,320	China Minsheng Banking Corp., Ltd., Class A Shares	36,436
184,200	China Minsheng Banking Corp., Ltd., Class H Shares(c)	142,637
26,600	China Molybdenum Co., Ltd., Class A Shares	18,951
108,000	China Molybdenum Co., Ltd., Class H Shares(c)	51,523
114,000	China National Building Material Co., Ltd., Class H Shares(c)	90,859
18,900	China National Nuclear Power Co., Ltd., Class A Shares	16,916
50,000	China Oilfield Services Ltd., Class H Shares(c)	49,622
34,000	China Oriental Group Co., Ltd.	22,898
3,300	China Pacific Insurance Group Co., Ltd., Class A Shares	16,689
81,000	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	304,408
16,700	China Petroleum & Chemical Corp., Class A Shares	14,962
782,000	China Petroleum & Chemical Corp., Class H Shares(c)	674,836
10,299	China Railway Construction Corp., Ltd., Class A Shares	17,570
60,500	China Railway Construction Corp., Ltd., Class H Shares(c)	87,134
118,000	China Railway Group Ltd., Class H Shares(c)	116,812
42,000	China Railway Signal & Communication Corp., Ltd., Class H Shares(b)(c)	34,829
193,000	China Reinsurance Group Corp., Class H Shares(c)	44,559
54,000	China Resources Pharmaceutical Group Ltd.(b)	72,297
6,299	China Shenhua Energy Co., Ltd., Class A Shares	19,260
693,500	China Shenhua Energy Co., Ltd., Class H Shares(c)	1,720,847
68,000	China Southern Airlines Co., Ltd., Class H Shares(c)	55,220
16,940	China State Construction Engineering Corp., Ltd., Class A Shares	15,588
424,000	China Telecom Corp., Ltd., Class H Shares(c)	230,043
1,214,000	China Tower Corp. Ltd., Class H Shares*(b)(c)	288,507
19,200	China United Network Communications Ltd., Class A Shares	18,464
3,900	China Vanke Co., Ltd., Class A Shares	16,344
39,500	China Vanke Co., Ltd., Class H Shares(c)	149,631
14,500	China Yangtze Power Co., Ltd., Class A Shares	35,219
1,401,600	China ZhengTong Auto Services Holdings Ltd.	856,029
44,800	China Zhongwang Holdings Ltd.	23,800
83,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(c)	51,856
98,000	CIFI Holdings Group Co., Ltd.	64,272
7,200	CITIC Securities Co., Ltd., Class A Shares	25,264

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 24.9% — (continued)
70,500	CITIC Securities Co., Ltd., Class H Shares(c)	$170,984
1,589,442	CNOOC Ltd.	2,732,754
36,000	COSCO SHIPPING Energy Transportation Co., Ltd., Class H Shares(c)	21,198
69,000	COSCO SHIPPING Holdings Co., Ltd., Class H Shares*(c)	30,080
231,000	Country Garden Holdings Co., Ltd.	303,492
40,000	Country Garden Services Holdings Co., Ltd.*	65,718
13,399	CRRC Corp., Ltd., Class A Shares	18,884
129,000	CRRC Corp., Ltd., Class H Shares(c)	135,779
140,000	CSPC Pharmaceutical Group Ltd.	238,350
12,921	Ctrip.com International Ltd., ADR*	440,994
59,000	Dali Foods Group Co., Ltd.(b)	40,191
12,199	Daqin Railway Co., Ltd., Class A Shares	16,276
88,000	Datang International Power Generation Co., Ltd., Class H Shares(c)	24,453
86,000	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	91,373
182,400	ENN Energy Holdings Ltd.	1,880,332
11,900	Focus Media Information Technology Co., Ltd., Class A Shares	11,903
1,600	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	18,382
84,500	Fosun International Ltd.	139,831
3,252,300	Fu Shou Yuan International Group Ltd.	2,849,652
56,000	Future Land Development Holdings Ltd.	48,519
17,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(b)(c)	63,269
1,684	GDS Holdings Ltd., ADR*	56,027
156,000	Geely Automobile Holdings Ltd.	294,498
26,000	Genscript Biotech Corp.*	48,471
8,200	GF Securities Co., Ltd., Class A Shares	20,181
45,200	GF Securities Co., Ltd., Class H Shares(c)	76,076
313,000	GOME Retail Holdings Ltd.*	28,321
93,000	Great Wall Motor Co., Ltd., Class H Shares(c)	68,461
2,799	Gree Electric Appliances Inc of Zhuhai, Class A Shares	18,659
21,500	Greentown China Holdings Ltd.	18,342
32,000	Greentown Service Group Co., Ltd.	29,279
84,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	103,076
34,000	Guangzhou R&F Properties Co., Ltd., Class H Shares(c)	63,452
7,400	Guotai Junan Securities Co., Ltd., Class A Shares	21,605
17,200	Guotai Junan Securities Co., Ltd., Class H Shares(b)(c)	38,314
24,000	Haitian International Holdings Ltd.	52,396
103,200	Haitong Securities Co., Ltd., Class H Shares(c)	136,705
6,100	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares	31,232
246,000	Hengan International Group Co., Ltd.	1,987,241
564,000	HengTen Networks Group Ltd.*	20,106
14,000	Hua Hong Semiconductor Ltd.(b)	33,008
46,000	Huadian Power International Corp., Ltd., Class H Shares(c)	20,167
136,000	Huaneng Power International Inc., Class H Shares(c)	83,894
140,000	Huaneng Renewables Corp., Ltd., Class H Shares(c)	42,788
7,200	Huatai Securities Co., Ltd., Class A Shares	24,798
48,200	Huatai Securities Co., Ltd., Class H Shares(b)(c)	97,745
14,900	Huaxia Bank Co., Ltd., Class A Shares	18,528
57,218	Huazhu Group Ltd., ADR	2,006,635
45,000	Industrial & Commercial Bank of China Ltd., Class A Shares	38,680
2,114,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	1,624,398
15,200	Industrial Bank Co., Ltd., Class A Shares	40,425
4,200	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	17,001
40,100	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	49,573
3,819	iQIYI Inc., ADR*	103,724
22,485	JD.com Inc., ADR*	623,059
30,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	41,412

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 24.9% — (continued)
1,700	Jiangsu Hengrui Medicine Co., Ltd., Class A Shares	$18,256
800	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	13,301
48,000	Jiangxi Copper Co., Ltd., Class H Shares(c)	65,501
92,000	Kaisa Group Holdings Ltd.	33,018
5,400	Kangmei Pharmaceutical Co., Ltd., Class A Shares	8,579
81,000	Kingdee International Software Group Co., Ltd.	87,463
27,000	Kingsoft Corp., Ltd.	52,360
31,164	Kweichow Moutai Co., Ltd., Class A Shares	3,520,719
39,000	KWG Group Holdings Ltd.	36,596
15,300	Legend Holdings Corp., Class H Shares(b)(c)	42,546
224,000	Lenovo Group Ltd.	202,617
42,000	Logan Property Holdings Co., Ltd.	60,077
44,000	Longfor Group Holdings Ltd.	130,684
46,500	Luye Pharma Group Ltd.(b)	34,638
52,000	Maanshan Iron & Steel Co., Ltd., Class H Shares(c)	24,905
51,500	Meitu Inc.*(b)	21,018
10,400	Meituan Dianping, Class B Shares*	80,478
82,000	Metallurgical Corp. of China Ltd., Class H Shares(c)	24,061
4,700	Midea Group Co., Ltd., Class A Shares	33,371
4,463	Momo Inc., ADR*	148,038
21,458	NetEase Inc., ADR	4,789,855
2,400	New China Life Insurance Co., Ltd., Class A Shares	18,008
25,700	New China Life Insurance Co., Ltd., Class H Shares(c)	125,099
4,321	New Oriental Education & Technology Group Inc., ADR*	354,581
897	Noah Holdings Ltd., ADR*	51,802
231,000	People’s Insurance Co. Group of China Ltd., Class H Shares(c)	104,594
656,000	PetroChina Co., Ltd., Class H Shares(c)	433,174
218,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	260,712
5,820	Pinduoduo Inc., ADR*	174,251
11,700	Ping An Bank Co., Ltd., Class A Shares	21,636
5,700	Ping An Insurance Group Co. of China Ltd., Class A Shares	59,357
1,043,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	10,971,568
9,700	Poly Developments & Holdings Group Co., Ltd., Class A Shares	19,183
230,000	Postal Savings Bank of China Co., Ltd., Class H Shares(b)(c)	138,380
7,300	Qingdao Haier Co., Ltd., Class A Shares	17,877
7,100	SAIC Motor Corp., Ltd., Class A Shares	29,941
90,200	Semiconductor Manufacturing International Corp.*	91,156
68,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	59,004
72,000	Shanghai Electric Group Co., Ltd., Class H Shares(c)	26,741
17,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(c)	60,149
23,100	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	32,672
29,000	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(c)	65,077
22,400	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	39,172
24,800	Shenwan Hongyuan Group Co., Ltd., Class A Shares	20,392
120,600	Shenzhou International Group Holdings Ltd.	1,502,547
104,000	Shui On Land Ltd.	25,977
96,000	Sihuan Pharmaceutical Holdings Group Ltd.	20,067
27,000	Silergy Corp.	483,998
1,871	SINA Corp.*	126,049
106,000	Sino-Ocean Group Holding Ltd.	49,482
37,500	Sinopec Engineering Group Co., Ltd., Class H Shares(c)	34,110
88,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares(c)	44,573
37,200	Sinopharm Group Co., Ltd., Class H Shares(c)	166,171
58,000	Sinotrans Ltd., Class H Shares(c)	27,220
20,000	Sinotruk Hong Kong Ltd.	36,492
52,500	SOHO China Ltd.*	22,421

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 24.9% — (continued)
74,000	Sunac China Holdings Ltd.	$308,997
9,100	Suning.com Co., Ltd., Class A Shares	16,624
22,200	Sunny Optical Technology Group Co., Ltd.	262,141
10,910	TAL Education Group, ADR*	388,396
409,631	Tencent Holdings Ltd.	17,479,347
2,671	Tencent Music Entertainment Group, ADR*	48,131
60,000	Tingyi Cayman Islands Holding Corp.	83,192
16,000	Tong Ren Tang Technologies Co., Ltd., Class H Shares(c)	20,962
30,000	TravelSky Technology Ltd., Class H Shares(c)	86,995
14,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	59,562
37,000	Uni-President China Holdings Ltd.	32,913
12,308	Vipshop Holdings Ltd., ADR*	88,371
149,000	Want Want China Holdings Ltd.	119,970
1,770	Weibo Corp., ADR*	127,883
1,983,200	Weichai Power Co., Ltd., Class H Shares(c)	2,766,772
1,400	Wuliangye Yibin Co., Ltd., Class A Shares	14,981
15,000	Wuxi Biologics Cayman Inc.*(b)	141,915
106,200	Xiaomi Corp., Class B Shares*(b)	161,807
17,800	Xinjiang Goldwind Science & Technology Co., Ltd., Class H Shares(c)	20,420
86,000	Xinyi Solar Holdings Ltd.	42,402
58,000	Yanzhou Coal Mining Co., Ltd., Class H Shares(c)	57,771
581,000	Yihai International Holding Ltd.	1,832,501
11,347	Yum China Holdings Inc.	473,397
1,400	Yunnan Baiyao Group Co., Ltd., Class A Shares(e)	17,775
48,000	Yuzhou Properties Co., Ltd.	23,515
1,609	YY Inc., ADR*	113,435
30,000	Zhaojin Mining Industry Co., Ltd., Class H Shares(c)	31,948
54,000	Zhejiang Expressway Co., Ltd., Class H Shares(c)	56,367
8,100	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(b)(c)	30,381
16,500	Zhongsheng Group Holdings Ltd.	38,373
17,900	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(c)	100,503
200,000	Zijin Mining Group Co., Ltd., Class H Shares(c)	85,533
19,000	ZTE Corp., Class H Shares(c)	56,570
9,810	ZTO Express Cayman Inc., ADR	195,023

	Total China	124,392,225

Colombia — 0.1%
7,110	Bancolombia SA	83,017
11,531	Cementos Argos SA	30,423
150,786	Ecopetrol SA	152,670
7,386	Grupo Argos SA	42,952
7,004	Grupo de Inversiones Suramericana SA	79,552
14,928	Interconexion Electrica SA ESP	67,725

	Total Colombia	456,339

Czech Republic — 0.1%
5,543	CEZ AS	134,282
2,391	Komercní Banka AS	100,353
16,196	Moneta Money Bank AS(b)	57,353

	Total Czech Republic	291,988

Egypt — 1.1%
1,010,432	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	4,026,314
38,937	Commercial International Bank Egypt SAE	155,103
22,745	Eastern Tobacco	21,160
21,328	ElSewedy Electric Co.	20,908

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Egypt — 1.1% — (continued)
1,244,156	Juhayna Food Industries	$979,835
254,333	Sarwa Capital for Financial Investment SAE*	91,942

	Total Egypt	5,295,262

Georgia — 0.5%
79,700	Bank of Georgia Group PLC	1,771,594
61,700	Georgia Capital PLC*	901,798

	Total Georgia	2,673,392

Germany — 0.3%
43,200	Delivery Hero SE, (Restricted, cost — $1,816,262, acquired 5/2/18)*(b)(d)	1,673,894

Greece — 0.1%
42,552	Alpha Bank AE*	60,014
1,594	FF Group*(e)	18
7,783	Hellenic Telecommunications Organization SA	98,677
3,706	JUMBO SA	60,271
1,770	Motor Oil Hellas Corinth Refineries SA	43,070
7,278	OPAP SA	74,502
1,168	Titan Cement Co. SA	25,589

	Total Greece	362,141

Hong Kong — 4.1%
106,000	Alibaba Health Information Technology Ltd.*	108,477
440,000	Alibaba Pictures Group Ltd.*	81,526
167,300	ASM Pacific Technology Ltd.	1,778,468
16,500	Beijing Enterprises Holdings Ltd.	96,722
4,885,500	Beijing Enterprises Water Group Ltd.	2,937,984
96,000	Brilliance China Automotive Holdings Ltd.	93,887
60,000	China Agri-Industries Holdings Ltd.	21,375
24,000	China Ding Yi Feng Holdings Ltd.*	77,410
106,888	China Everbright International Ltd.	104,413
24,000	China Everbright Ltd.	48,420
84,000	China First Capital Group Ltd.*	37,327
55,600	China Gas Holdings Ltd.	182,416
152,000	China Jinmao Holdings Group Ltd.	73,830
84,000	China Mengniu Dairy Co., Ltd.	260,877
41,538	China Merchants Port Holdings Co., Ltd.	87,181
190,000	China Mobile Ltd.	1,997,767
86,837	China Mobile Ltd., ADR	4,575,442
122,000	China Overseas Land & Investment Ltd.	451,404
127,000	China Power International Development Ltd.	32,083
46,000	China Resources Beer Holdings Co., Ltd.	171,534
76,000	China Resources Cement Holdings Ltd.	81,480
28,000	China Resources Gas Group Ltd.	121,523
88,000	China Resources Land Ltd.	331,123
60,000	China Resources Power Holdings Co., Ltd.	113,642
60,000	China State Construction International Holdings Ltd.	63,308
48,800	China Taiping Insurance Holdings Co., Ltd.	151,958
78,000	China Traditional Chinese Medicine Holdings Co., Ltd.	51,503
58,000	China Travel International Investment Hong Kong Ltd.	17,196
190,000	China Unicom Hong Kong Ltd.	224,983
180,000	CITIC Ltd.	275,085
66,000	COSCO SHIPPING Ports Ltd.	70,335
70,000	Far East Horizon Ltd.	78,033
167,500	Fullshare Holdings Ltd.*(a)	33,632
597,400	Galaxy Entertainment Group Ltd.	4,229,815

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Hong Kong — 4.1% — (continued)
86,000	Guangdong Investment Ltd.	$165,035
38,000	Haier Electronics Group Co., Ltd.	113,021
1,651	Hutchison China MediTech Ltd., ADR*	43,075
32,000	Jiayuan International Group Ltd.	15,563
24,500	Kingboard Holdings Ltd.	85,654
31,000	Kingboard Laminates Holdings Ltd.	38,057
106,000	Kunlun Energy Co., Ltd.	116,330
45,000	Lee & Man Paper Manufacturing Ltd.	41,477
54,000	Nine Dragons Paper Holdings Ltd.	55,879
13,000	Shanghai Industrial Holdings Ltd.	29,114
26,500	Shenzhen International Holdings Ltd.	54,890
92,000	Shenzhen Investment Ltd.	34,354
38,500	Shimao Property Holdings Ltd.	91,092
213,500	Sino Biopharmaceutical Ltd.	184,691
50,000	SSY Group Ltd.	44,277
76,500	Sun Art Retail Group Ltd.	78,015
30,000	Towngas China Co., Ltd.*	23,979
196,000	Yuexiu Property Co., Ltd.	45,306

	Total Hong Kong	20,321,968

Hungary — 0.8%
11,409	MOL Hungarian Oil & Gas PLC	133,189
95,261	OTP Bank Nyrt	4,024,922
4,028	Richter Gedeon Nyrt	78,005

	Total Hungary	4,236,116

India — 8.5%
15,996	Adani Ports & Special Economic Zone Ltd.	73,730
18,748	Ambuja Cements Ltd.	56,214
38,179	Ashok Leyland Ltd.	46,957
9,090	Asian Paints Ltd.	180,671
7,984	Aurobindo Pharma Ltd.	80,133
3,592	Avenue Supermarts Ltd.*(b)	73,826
394,309	Axis Bank Ltd.*	3,960,806
37,960	Bajaj Auto Ltd.	1,557,681
5,433	Bajaj Finance Ltd.	203,098
1,172	Bajaj Finserv Ltd.	106,834
6,684	Bharat Forge Ltd.	48,425
173,087	Bharat Petroleum Corp., Ltd.	827,293
44,185	Bharti Airtel Ltd.	199,574
10,392	Bharti Infratel Ltd.	43,075
224	Bosch Ltd.	59,976
1,646	Britannia Industries Ltd.	71,110
5,174	Cadila Healthcare Ltd.	23,246
113,680	Cholamandalam Investment and Finance Co., Ltd.	1,973,775
10,212	Cipla Ltd.	80,028
22,484	Coal India Ltd.	72,668
6,095	Container Corp. Of India Ltd.	40,635
17,075	Dabur India Ltd.	105,959
2,337	Divi’s Laboratories Ltd.	54,828
3,476	Dr Reddy’s Laboratories Ltd.	129,292
418	Eicher Motors Ltd.	117,267
22,772	GAIL India Ltd.	110,289
3,495	Glenmark Pharmaceuticals Ltd.	29,424
11,010	Godrej Consumer Products Ltd.	104,861
10,126	Grasim Industries Ltd.	111,296
7,253	Havells India Ltd.	73,549

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 8.5% — (continued)
113,265	HCL Technologies Ltd.	$1,680,942
113,500	HDFC Bank Ltd.	3,330,209
43,020	HDFC Bank Ltd., ADR	4,350,182
54,832	Hero MotoCorp Ltd.	2,037,695
36,997	Hindalco Industries Ltd.	102,799
21,200	Hindustan Petroleum Corp., Ltd.	67,155
19,972	Hindustan Unilever Ltd.	488,785
49,695	Housing Development Finance Corp., Ltd.	1,291,917
72,879	ICICI Bank Ltd.	361,663
8,567	Indiabulls Housing Finance Ltd., ADR	79,624
43,545	Indian Oil Corp., Ltd.	88,493
106,982	Infosys Ltd.	1,111,606
135,400	Infosys Ltd., ADR	1,451,488
2,780	InterGlobe Aviation Ltd.(b)	44,146
106,692	ITC Ltd.	417,084
25,934	JSW Steel Ltd.	103,199
14,771	Larsen & Toubro Ltd.	271,228
10,062	LIC Housing Finance Ltd.	67,747
6,723	Lupin Ltd.	72,731
10,185	Mahindra & Mahindra Financial Services Ltd.	57,014
23,642	Mahindra & Mahindra Ltd.	215,673
11,385	Marico Ltd.	54,673
3,248	Maruti Suzuki India Ltd.	313,697
28,021	Motherson Sumi Systems Ltd.	64,282
734	Nestle India Ltd.	110,103
64,070	NTPC Ltd.	128,309
101,874	Oil & Natural Gas Corp., Ltd.	216,418
169	Page Industries Ltd.	53,139
17,509	Petronet LNG Ltd.	55,278
172,000	Phoenix Mills Ltd.	1,510,617
3,761	Pidilite Industries Ltd.	61,267
2,512	Piramal Enterprises Ltd.	82,137
59,191	Power Grid Corp. of India Ltd.	152,441
83,900	Quess Corp., Ltd., (Restricted, cost — $1,312,293, acquired 2/1/18)*(b)(d)	842,883
24,982	REC Ltd.	48,254
161,168	Reliance Industries Ltd.	2,806,692
299	Shree Cement Ltd.	69,814
4,900	Shriram Transport Finance Co., Ltd.	79,253
55,042	State Bank of India*	209,359
25,878	Sun Pharmaceutical Industries Ltd.	163,201
130,912	Tata Consultancy Services Ltd.	3,671,382
48,552	Tata Motors Ltd.*	121,422
28,154	Tata Power Co., Ltd.	26,090
10,143	Tata Steel Ltd.	71,675
14,194	Tech Mahindra Ltd.	166,072
127,566	Titan Co., Ltd.	1,861,491
3,162	UltraTech Cement Ltd.	170,191
8,989	United Spirits Ltd.*	69,813
20,415	UPL Ltd.	253,218
42,900	Vedanta Ltd.	103,588
59,355	Vodafone Idea Ltd.*	24,913
34,194	Wipro Ltd.	177,751
51,506	Yes Bank Ltd.	169,296
14,516	Zee Entertainment Enterprises Ltd.	96,176

	Total India	42,312,795

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Indonesia — 3.4%
482,500	Adaro Energy Tbk PT	$45,053
3,793,600	Astra International Tbk PT	1,930,347
306,800	Bank Central Asia Tbk PT	602,450
84,900	Bank Danamon Indonesia Tbk PT	51,479
6,751,824	Bank Mandiri Persero Tbk PT	3,421,831
241,100	Bank Negara Indonesia Persero Tbk PT	151,235
12,558,600	Bank Rakyat Indonesia Persero Tbk PT	3,436,981
112,200	Bank Tabungan Negara Persero Tbk PT	19,393
9,420,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT*	1,372,958
76,200	Bukit Asam Tbk PT	21,592
192,800	Bumi Serpong Damai Tbk PT*	18,570
231,100	Charoen Pokphand Indonesia Tbk PT	119,973
14,300	Gudang Garam Tbk PT	86,942
313,800	Hanjaya Mandala Sampoerna Tbk PT	84,945
77,100	Indah Kiat Pulp & Paper Corp. Tbk PT	60,575
57,500	Indocement Tunggal Prakarsa Tbk PT	78,720
58,600	Indofood CBP Sukses Makmur Tbk PT	42,597
146,800	Indofood Sukses Makmur Tbk PT	73,947
54,967	Jasa Marga Persero Tbk PT	20,449
715,400	Kalbe Farma Tbk PT	76,103
42,400	Pabrik Kertas Tjiwi Kimia Tbk PT	33,684
615,200	Pakuwon Jati Tbk PT	27,145
365,400	Perusahaan Gas Negara Persero Tbk	66,172
1,751,800	Semen Indonesia Persero Tbk PT	1,578,983
254,800	Surya Citra Media Tbk PT	31,751
1,512,887	Telekomunikasi Indonesia Persero Tbk PT	415,912
96,950	Telekomunikasi Indonesia Persero Tbk PT, ADR	2,673,881
60,800	Tower Bersama Infrastructure Tbk PT	17,214
46,700	Unilever Indonesia Tbk PT	161,595
51,300	United Tractors Tbk PT	96,541

	Total Indonesia	16,819,018

Kenya — 0.3%
5,224,000	Safaricom PLC	1,359,097

Kuwait — 0.2%
100,000	Humansoft Holding Co. KSC	988,650

Luxembourg — 0.3%
4,473	Reinet Investments SCA	70,430
41,600	Ternium SA, ADR	1,200,160

	Total Luxembourg	1,270,590

Malaysia — 1.5%
46,100	AirAsia Group Bhd	31,479
25,600	Alliance Bank Malaysia Bhd	24,704
46,100	AMMB Holdings Bhd	50,708
94,700	Axiata Group Bhd	96,921
138,553	British American Tobacco Malaysia Bhd	1,136,777
144,107	CIMB Group Holdings Bhd	207,356
118,300	Dialog Group Bhd	93,773
88,600	DiGi.Com Bhd	99,156
3,400	Fraser & Neave Holdings Bhd	29,542
52,500	Gamuda Bhd	38,025
70,400	Genting Bhd	127,680
101,600	Genting Malaysia Bhd	87,496
5,900	Genting Plantations Bhd	15,117

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Malaysia — 1.5% — (continued)
20,100	HAP Seng Consolidated Bhd	$48,535
37,200	Hartalega Holdings Bhd	45,471
21,000	Hong Leong Bank Bhd	109,961
7,300	Hong Leong Financial Group Bhd	35,362
77,100	IHH Healthcare Bhd	107,406
86,800	IJM Corp. Bhd	38,417
56,900	IOI Corp. Bhd	62,191
48,750	IOI Properties Group Bhd	19,300
13,100	Kuala Lumpur Kepong Bhd	79,350
116,909	Malayan Banking Bhd	273,941
1,256,400	Malaysia Airports Holdings Bhd	2,530,143
66,200	Maxis Bhd	87,411
36,500	MISC Bhd	61,384
1,700	Nestle Malaysia Bhd	61,641
78,600	Petronas Chemicals Group Bhd	177,225
6,200	Petronas Dagangan Bhd	40,483
20,700	Petronas Gas Bhd	92,111
20,400	PPB Group Bhd	91,710
37,500	Press Metal Aluminium Holdings Bhd	39,002
90,900	Public Bank Bhd	555,974
17,500	QL Resources Bhd	29,691
36,700	RHB Bank Bhd	50,859
77,200	Sime Darby Bhd	41,251
77,200	Sime Darby Plantation Bhd	96,958
86,300	Sime Darby Property Bhd	22,295
59,600	SP Setia Bhd Group	33,560
28,900	Telekom Malaysia Bhd	21,673
94,700	Tenaga Nasional Bhd	312,478
41,500	Top Glove Corp. Bhd	46,391
25,800	Westports Holdings Bhd	23,410
170,850	YTL Corp. Bhd	44,565

	Total Malaysia	7,318,883

Mexico — 2.9%
100,741	Alfa SAB de CV, Class A Shares	114,532
13,753	Alsea SAB de CV	34,924
203,009	América Móvil SAB de CV, Class L Shares, ADR	2,919,269
1,026,232	América Móvil SAB de CV, Series L	736,654
13,112	Arca Continental SAB de CV	74,134
60,579	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	83,200
1,623	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	11,053
448,462	Cemex SAB de CV, Class Preferred Shares*	218,875
16,454	Coca-Cola Femsa SAB de CV, Series L	99,652
4,997	El Puerto de Liverpool SAB de CV, Class C1 Shares	31,355
94,483	Fibra Uno Administracion SA de CV, REIT	131,283
60,098	Fomento Economico Mexicano SAB de CV	545,014
6,096	Gruma SAB de CV, Class B Shares	66,036
12,035	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	112,301
6,547	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	110,950
52,666	Grupo Bimbo SAB de CV, Series A	104,619
14,300	Grupo Carso SAB de CV, Series A1	53,179
81,051	Grupo Financiero Banorte SAB de CV, Class O Shares	441,313
69,598	Grupo Financiero Inbursa SAB de CV, Class O Shares	103,961
549,545	Grupo México SAB de CV, Series B	1,381,237
76,127	Grupo Televisa SAB	178,507
4,075	Industrias Peñoles SAB de CV	53,977

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Mexico — 2.9% — (continued)
17,432	Infraestructura Energetica Nova SAB de CV	$67,005
805,248	Kimberly-Clark de México SAB de CV, Class A Shares*	1,298,888
7,978	Megacable Holdings SAB de CV	36,496
34,823	Mexichem SAB de CV	84,689
6,730	Promotora y Operadora de Infraestructura SAB de CV	66,230
571,000	Qualitas Controladora SAB de CV	1,449,674
356,100	Regional SAB de CV	1,861,535
679,080	Unifin Financiera SAB de CV SOFOM ENR	1,549,727
163,011	Wal-Mart de Mexico SAB de CV	421,890

	Total Mexico	14,442,159

Pakistan — 0.3%
432,635	Habib Bank Ltd.	406,609
22,300	MCB Bank Ltd.	32,705
148,362	Oil & Gas Development Co., Ltd.	158,588
882,758	Pakistan Petroleum Ltd.	1,167,348

	Total Pakistan	1,765,250

Peru — 0.3%
5,924	Cia de Minas Buenaventura SAA, ADR	98,576
4,925	Credicorp Ltd.	1,197,218
2,502	Southern Copper Corp.	89,096

	Total Peru	1,384,890

Philippines — 2.3%
66,680	Aboitiz Equity Ventures Inc.	78,417
37,300	Aboitiz Power Corp.	25,085
110,700	Alliance Global Group Inc.	29,236
8,160	Ayala Corp.	145,586
4,435,050	Ayala Land Inc.	3,763,668
32,088	Bank of the Philippine Islands	51,921
63,014	BDO Unibank Inc.	155,009
12,921,900	Bloomberry Resorts Corp.	2,839,607
101,900	DMCI Holdings Inc.	22,381
845	Globe Telecom Inc.	30,938
2,593	GT Capital Holdings Inc.	47,738
1,061,480	International Container Terminal Services Inc.	2,377,799
80,180	JG Summit Holdings Inc.	102,425
14,790	Jollibee Foods Corp.	87,781
5,930	Manila Electric Co.	42,022
284,600	Megaworld Corp.	28,379
419,500	Metro Pacific Investments Corp.	38,021
48,811	Metropolitan Bank & Trust Co.	71,550
2,465	PLDT Inc.	48,943
50,076	PLDT Inc., ADR	1,002,021
52,523	Robinsons Land Corp.	23,692
6,820	Security Bank Corp.	21,811
6,870	SM Investments Corp.	124,647
305,400	SM Prime Holdings Inc.	225,986
29,910	Universal Robina Corp.*	78,490

	Total Philippines	11,463,153

Poland — 0.6%
3,146	Alior Bank SA*	48,627
839	Bank Handlowy w Warszawie SA	14,611
19,087	Bank Millennium SA*	43,629
5,435	Bank Polska Kasa Opieki SA	162,662

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Poland — 0.6% — (continued)
853	CCC SA	$41,365
2,295	CD Projekt SA*	115,288
9,046	Cyfrowy Polsat SA*	60,886
1,402	Dino Polska SA*(b)	39,642
3,061	Grupa Lotos SA	76,989
1,516	Jastrzebska Spolka Weglowa SA*	23,075
4,727	KGHM Polska Miedz SA*	126,535
22,314	KRUK SA(a)	972,930
37	LPP SA	79,725
371	mBank SA	41,891
16,889	Orange Polska SA*	24,186
27,259	PGE Polska Grupa Energetyczna SA*	83,558
8,984	Polski Koncern Naftowy ORLEN SA	242,090
56,283	Polskie Gornictwo Naftowe i Gazownictwo SA	102,979
26,972	Powszechna Kasa Oszczednosci Bank Polski SA	271,040
18,114	Powszechny Zaklad Ubezpieczen SA	195,297
1,001	Santander Bank Polska SA	99,564

	Total Poland	2,866,569

Qatar — 0.3%
4,942	Barwa Real Estate Co.*	53,758
6,934	Commercial Bank QSC	76,378
24,295	Ezdan Holding Group QSC*	86,799
5,423	Industries Qatar QSC	198,253
11,103	Masraf Al Rayan QSC	112,490
2,589	Ooredoo QPSC	47,632
1,485	Qatar Electricity & Water Co. QSC*	71,970
5,483	Qatar Insurance Co. SAQ	50,482
3,648	Qatar Islamic Bank SAQ	145,609
13,945	Qatar National Bank QPSC	721,215

	Total Qatar	1,564,586

Romania — 0.0%
11,452	NEPI Rockcastle PLC	96,181

Russia — 5.3%
1,113,749	Alrosa PJSC	1,606,447
331,497	Gazprom PJSC	799,370
403,036	Gazprom PJSC, ADR	1,911,551
940,688	Inter RAO UES PJSC	55,857
15,034	Lukoil PJSC	1,254,338
42,517	Lukoil PJSC, ADR	3,552,295
93,906	Magnit PJSC, Class Registered Shares, GDR	1,348,084
2,871	Magnit PJSC, GDR*	41,228
68,415	Magnitogorsk Iron & Steel Works PJSC	46,175
2,054	MMC Norilsk Nickel PJSC	439,693
268,556	Mobile TeleSystems PJSC, ADR	2,075,938
51,000	Moscow Exchange MICEX-RTS PJSC	70,560
2,857	Novatek PJSC, Class Registered Shares, GDR	494,562
40,504	Novolipetsk Steel PJSC	97,333
3,394	PhosAgro PJSC, Class Registered Shares, GDR	46,346
763	Polyus PJSC	63,301
27,023	Rosneft Oil Co. PJSC	163,451
2,049,588	Sberbank of Russia PJSC	6,459,674
229,477	Sberbank of Russia PJSC, ADR	2,925,942
7,032	Severstal PJSC	109,726
245,966	Surgutneftegas PJSC	95,841

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Russia — 5.3% — (continued)
46,958	Tatneft PJSC	$552,746
119,395,647	VTB Bank PJSC	64,951
4,044	X5 Retail Group NV, Class Registered Shares, GDR	102,858
66,420	Yandex NV, Class A Shares*	2,284,848

	Total Russia	26,663,115

Singapore — 0.0%
6,000	BOC Aviation Ltd.(b)	51,835

South Africa — 6.9%
21,850	Absa Group Ltd.	280,008
695,700	Advtech Ltd.	656,784
1,742	Anglo American Platinum Ltd.	94,719
13,124	AngloGold Ashanti Ltd.	187,261
12,321	Aspen Pharmacare Holdings Ltd.	121,909
10,547	Bid Corp., Ltd.	220,529
111,509	Bidvest Group Ltd.	1,646,344
1,307	Capitec Bank Holdings Ltd.	121,141
7,661	Clicks Group Ltd.	98,219
10,689	Discovery Ltd.	116,865
7,496	Exxaro Resources Ltd.	80,619
102,682	FirstRand Ltd.	468,497
39,637	Fortress REIT Ltd., Class A Shares	53,182
27,279	Fortress REIT Ltd., Class B Shares	26,887
6,660	Foschini Group Ltd.	81,189
27,102	Gold Fields Ltd.	110,605
93,869	Growthpoint Properties Ltd., REIT	162,507
7,453	Hyprop Investments Ltd., REIT	40,972
115,394	Imperial Logistics Ltd.	527,201
7,975	Investec Ltd.	51,849
1,673	Kumba Iron Ore Ltd.	44,287
4,363	Liberty Holdings Ltd.	31,896
658,213	Life Healthcare Group Holdings Ltd.	1,261,640
26,001	MMI Holdings Ltd.*	28,750
115,394	Motus Holdings Ltd.*	740,563
8,026	Mr Price Group Ltd.	122,978
52,120	MTN Group Ltd.	308,602
51,417	MultiChoice Group Ltd.*	383,269
51,327	Naspers Ltd., Class N Shares	11,059,770
91,774	Nedbank Group Ltd.	1,852,040
40,486	Netcare Ltd.	72,972
154,212	Old Mutual Ltd.	254,415
13,023	Pick n Pay Stores Ltd.	64,072
980,873	PPC Ltd.*	361,924
4,079	PSG Group Ltd.	75,175
20,832	Rand Merchant Investment Holdings Ltd.	49,180
170,225	Redefine Properties Ltd., REIT	117,185
16,875	Remgro Ltd.	240,920
8,617	Resilient REIT Ltd.	37,622
20,754	RMB Holdings Ltd.	117,990
328,134	Sanlam Ltd.	1,830,853
15,522	Sappi Ltd.	79,442
17,348	Sasol Ltd.	528,781
185,685	Shoprite Holdings Ltd.	2,262,290
5,711	SPAR Group Ltd.	80,997
158,609	Standard Bank Group Ltd.	2,178,734
6,698	Telkom SA SOC Ltd.	33,237

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Africa — 6.9% — (continued)
5,328	Tiger Brands Ltd.	$100,756
1,734,173	Transaction Capital Ltd.	2,089,447
13,988	Truworths International Ltd.	72,548
209,991	Vodacom Group Ltd.	1,728,487
325,550	Woolworths Holdings Ltd.	1,057,179

	Total South Africa	34,415,288

South Korea — 10.0%
976	Amorepacific Corp.	174,243
981	AMOREPACIFIC Group	64,116
217	BGF retail Co., Ltd.	41,020
7,996	BNK Financial Group Inc.	50,293
1,538	Celltrion Healthcare Co., Ltd.*	95,010
2,525	Celltrion Inc.*	458,853
477	Celltrion Pharm Inc.*	25,686
2,195	Cheil Worldwide Inc.	48,861
238	CJ CheilJedang Corp.	68,021
488	CJ Corp.	54,292
353	CJ ENM Co., Ltd.	74,743
248	CJ Logistics Corp.*	41,828
27,342	Coway Co., Ltd.	2,298,793
950	Daelim Industrial Co., Ltd.	79,173
6,935	Daewoo Engineering & Construction Co., Ltd.*	31,225
1,129	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	31,702
1,584	DB Insurance Co., Ltd.	102,060
4,444	DGB Financial Group Inc.	33,463
1,233	Doosan Bobcat Inc.	35,033
674	E-MART Inc.	108,048
1,475	Fila Korea Ltd.	72,871
1,746	GS Engineering & Construction Corp.	66,673
1,673	GS Holdings Corp.	79,775
684	GS Retail Co., Ltd.	23,529
9,106	Hana Financial Group Inc.	313,697
2,119	Hankook Tire Co., Ltd.	80,585
182	Hanmi Pharm Co., Ltd.	79,748
325	Hanmi Science Co., Ltd.	23,541
5,435	Hanon Systems	59,901
3,358	Hanwha Chemical Corp.	69,520
1,147	Hanwha Corp.	32,866
184,096	Hanwha Life Insurance Co., Ltd.	683,287
755	HDC Hyundai Development Co-Engineering & Construction, Class E Shares*	32,159
1,098	HLB Inc.*	87,824
1,026	Hotel Shilla Co., Ltd.	74,954
403	Hyundai Department Store Co., Ltd.	34,732
2,491	Hyundai Engineering & Construction Co., Ltd.	126,066
569	Hyundai Glovis Co., Ltd.	70,734
1,137	Hyundai Heavy Industries Co., Ltd.*	133,474
330	Hyundai Heavy Industries Holdings Co., Ltd.	106,034
2,170	Hyundai Marine & Fire Insurance Co., Ltd.	72,651
13,972	Hyundai Mobis Co., Ltd.	2,745,878
4,207	Hyundai Motor Co.	473,410
2,277	Hyundai Steel Co.	101,168
7,803	Industrial Bank of Korea	96,657
1,492	Kakao Corp.	137,751
3,383	Kangwon Land Inc.*	92,742
50,116	KB Financial Group Inc.	1,974,485

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 10.0% — (continued)
184	KCC Corp.	$52,321
8,291	Kia Motors Corp.	269,577
10,800	Koh Young Technology Inc.	774,842
2,521	Korea Aerospace Industries Ltd.*	82,235
7,576	Korea Electric Power Corp.	234,224
714	Korea Gas Corp.	31,854
1,278	Korea Investment Holdings Co., Ltd.*	73,533
269	Korea Zinc Co., Ltd.*	108,971
1,791	Korean Air Lines Co., Ltd.*	58,386
18,975	KT&G Corp.	1,778,606
672	Kumho Petrochemical Co., Ltd.	57,296
1,381	LG Chem Ltd.	480,916
2,934	LG Corp.	195,764
7,331	LG Display Co., Ltd.	138,948
3,219	LG Electronics Inc.	200,781
281	LG Household & Health Care Ltd.	311,392
518	LG Innotek Co., Ltd.	49,987
3,523	LG Uplus Corp.	46,987
521	Lotte Chemical Corp.	146,958
786	Lotte Corp.	37,163
312	Lotte Shopping Co., Ltd.	52,863
148	Medy-Tox Inc.	71,579
12,449	Mirae Asset Daewoo Co., Ltd.	83,233
4,279	NAVER Corp.	507,545
568	NCSoft Corp.	232,767
740	Netmarble Corp.*(a)(b)	77,215
5,235	NH Investment & Securities Co., Ltd.*	60,397
582	OCI Co., Ltd.*	56,134
996	Orange Life Insurance Ltd.(b)	31,570
609	Orion Corp.	60,230
31	Ottogi Corp.	21,052
6,901	Pan Ocean Co., Ltd.*	26,613
177	Pearl Abyss Corp.*	28,324
2,420	POSCO	565,595
706	POSCO Chemtech Co., Ltd.	43,223
1,385	Posco Daewoo Corp.	23,411
482	S-1 Corp.	43,673
2,126	Samsung Biologics Co., Ltd., (Restricted, cost — $380,699, acquired 5/11/17)*(b)(d)	710,294
2,364	Samsung C&T Corp.	243,290
884	Samsung Card Co., Ltd.	26,758
1,776	Samsung Electro-Mechanics Co., Ltd.(a)	167,406
374,413	Samsung Electronics Co., Ltd.	14,933,736
4,498	Samsung Engineering Co., Ltd.*	63,062
930	Samsung Fire & Marine Insurance Co., Ltd.	249,193
13,465	Samsung Heavy Industries Co., Ltd.*	109,596
2,175	Samsung Life Insurance Co., Ltd.	171,596
16,134	Samsung SDI Co., Ltd.	3,408,643
1,058	Samsung SDS Co., Ltd.	217,560
2,009	Samsung Securities Co., Ltd.	61,627
89,676	Shinhan Financial Group Co., Ltd.	3,480,670
241	Shinsegae Inc.	61,238
1,818	SillaJen Inc.*(a)	119,883
945	SK Holdings Co., Ltd.	229,252
93,891	SK Hynix Inc.	5,803,017
1,972	SK Innovation Co., Ltd.	328,958
674	SK Telecom Co., Ltd.	155,969

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 10.0% — (continued)
1,377	S-Oil Corp.	$122,096
389	ViroMed Co., Ltd.*	95,656
15,205	Woori Financial Group Inc.*	199,936
330	Yuhan Corp.	76,591

	Total South Korea	50,015,367

Spain — 0.8%
133,271	CIE Automotive SA	3,786,753

Switzerland — 0.2%
29,300	Wizz Air Holdings PLC, (Restricted, cost — $627,075, acquired 7/21/16)*(b)(d)	1,181,245

Taiwan — 6.4%
100,000	Acer Inc.*	65,793
8,799	Advantech Co., Ltd.	66,437
4,000	Airtac International Group	47,770
108,498	ASE Technology Holding Co., Ltd.*	216,895
60,000	Asia Cement Corp.	75,442
20,000	Asustek Computer Inc.	142,210
267,000	AU Optronics Corp.	97,433
146,100	Basso Industry Corp.	237,845
245,000	Catcher Technology Co., Ltd.	1,798,617
248,000	Cathay Financial Holding Co., Ltd.	361,071
37,740	Chailease Holding Co., Ltd.	146,040
136,587	Chang Hwa Commercial Bank Ltd.	81,862
67,000	Cheng Shin Rubber Industry Co., Ltd.	94,004
13,130	Chicony Electronics Co., Ltd.	28,804
67,000	China Airlines Ltd.	22,030
404,000	China Development Financial Holding Corp.	130,556
82,033	China Life Insurance Co., Ltd.	76,065
397,000	China Steel Corp.	328,048
410,900	Chroma ATE Inc.	1,698,617
121,000	Chunghwa Telecom Co., Ltd.	420,993
139,000	Compal Electronics Inc.	86,003
545,880	CTBC Financial Holding Co., Ltd.	368,693
62,000	Delta Electronics Inc.	304,172
297,259	E.Sun Financial Holding Co., Ltd.	211,306
5,100	Eclat Textile Co., Ltd.	57,984
58,689	Eva Airways Corp.	29,421
103,223	Evergreen Marine Corp. Taiwan Ltd.	41,613
102,000	Far Eastern New Century Corp.	100,673
47,000	Far EasTone Telecommunications Co., Ltd.	109,177
11,000	Feng TAY Enterprise Co., Ltd.	68,837
250,837	First Financial Holding Co., Ltd.	168,518
107,000	Formosa Chemicals & Fibre Corp.	365,315
36,000	Formosa Petrochemical Corp.	135,670
134,000	Formosa Plastics Corp.	444,488
39,000	Formosa Taffeta Co., Ltd.	44,928
31,230	Foxconn Technology Co., Ltd.	63,824
204,000	Fubon Financial Holding Co., Ltd.	298,564
11,000	Giant Manufacturing Co., Ltd.	60,363
7,000	Globalwafers Co., Ltd.	75,570
46,920	Gourmet Master Co., Ltd.	351,530
21,000	Highwealth Construction Corp.	32,510
7,707	Hiwin Technologies Corp.	67,010
1,080,660	Hon Hai Precision Industry Co., Ltd.	2,541,755
8,000	Hotai Motor Co., Ltd.	86,594

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 6.4% — (continued)
205,088	Hua Nan Financial Holdings Co., Ltd.	$125,020
268,000	Innolux Corp.	88,902
79,000	Inventec Corp.	60,154
3,541	Largan Precision Co., Ltd.	498,746
61,264	Lite-On Technology Corp., ADR	88,436
47,000	MediaTek Inc.	416,483
332,000	Mega Financial Holding Co., Ltd.	291,321
22,000	Micro-Star International Co., Ltd.	56,962
155,000	Nan Ya Plastics Corp.	386,045
30,000	Nanya Technology Corp.	59,095
5,000	Nien Made Enterprise Co., Ltd.	43,267
20,000	Novatek Microelectronics Corp.	110,620
63,000	Pegatron Corp.	105,792
4,000	Phison Electronics Corp.	35,743
56,000	Pou Chen Corp.	70,361
24,000	Powertech Technology Inc.	54,629
181,660	Poya International Co., Ltd.	1,855,205
16,539	President Chain Store Corp.	170,633
86,000	Quanta Computer Inc.	159,393
16,000	Realtek Semiconductor Corp.	90,287
15,120	Ruentex Development Co., Ltd.	23,753
14,400	Ruentex Industries Ltd.	37,975
82,000	Shanghai Commercial & Savings Bank Ltd/The	127,313
311,787	Shin Kong Financial Holding Co., Ltd.	92,330
331,846	SinoPac Financial Holdings Co., Ltd.	115,546
16,629	Standard Foods Corp.	28,392
49,700	Synnex Technology International Corp.	60,337
212,000	TaiMed Biologics Inc.*	1,242,975
271,963	Taishin Financial Holding Co., Ltd.	122,932
109,101	Taiwan Business Bank	39,850
140,600	Taiwan Cement Corp.	173,048
271,337	Taiwan Cooperative Financial Holding Co., Ltd.	167,352
73,000	Taiwan High Speed Rail Corp.	78,069
49,000	Taiwan Mobile Co., Ltd.	174,802
1,491,132	Taiwan Semiconductor Manufacturing Co., Ltd.	11,443,002
57,000	Tatung Co., Ltd.*	49,408
148,000	Uni-President Enterprises Corp.	359,827
383,000	United Microelectronics Corp.	140,289
23,000	Vanguard International Semiconductor Corp.	51,492
11,000	Walsin Technology Corp.	64,124
10,000	Win Semiconductors Corp.	54,433
84,000	Winbond Electronics Corp.	40,611
80,361	Wistron Corp.	55,531
48,760	WPG Holdings Ltd.	62,886
8,188	Yageo Corp.	87,973
326,000	Yuanta Financial Holding Co., Ltd.	184,220
14,000	Zhen Ding Technology Holding Ltd.	40,531

	Total Taiwan	32,137,145

Thailand — 2.2%
32,300	Advanced Info Service PCL, NVDR(a)	186,330
133,200	Airports of Thailand PCL, NVDR	284,666
8,100	Bangkok Bank PCL, Class Registered Shares	54,881
123,700	Bangkok Dusit Medical Services PCL, NVDR	92,407
259,800	Bangkok Expressway & Metro PCL, NVDR	87,163
62,000	Banpu PCL, NVDR	32,055

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Thailand — 2.2% — (continued)
34,400	Berli Jucker PCL, NVDR	$53,919
220,400	BTS Group Holdings PCL, NVDR	72,550
12,500	Bumrungrad Hospital PCL, NVDR	73,884
39,800	Central Pattana PCL, NVDR	95,275
94,800	Charoen Pokphand Foods PCL, NVDR	78,846
1,144,000	CP ALL PCL, NVDR	2,816,426
12,600	Delta Electronics Thailand PCL, NVDR	28,914
6,100	Electricity Generating PCL, NVDR	51,552
42,300	Energy Absolute PCL, NVDR	63,792
17,400	Glow Energy PCL, NVDR	50,162
10,000	Gulf Energy Development PCL, NVDR	28,676
143,100	Home Product Center PCL, NVDR	67,965
47,300	Indorama Ventures PCL, NVDR	77,270
254,400	IRPC PCL, NVDR	47,443
257,700	Kasikornbank PCL	1,614,786
16,600	Kasikornbank PCL, NVDR	103,755
101,600	Krung Thai Bank PCL, NVDR	62,126
71,400	Minor International PCL, NVDR	87,848
19,800	Muangthai Capital PCL, NVDR	29,461
40,800	PTT Exploration & Production PCL, NVDR	160,210
66,200	PTT Global Chemical PCL, NVDR	151,221
329,400	PTT PCL, NVDR	506,884
20,200	Robinson PCL, NVDR	41,291
91,900	Siam Cement PCL, Class Registered Shares	1,373,118
11,200	Siam Cement PCL, NVDR	168,214
57,600	Siam Commercial Bank PCL, NVDR	244,371
150,000	Srisawad Corp PCL	238,604
1,192,613	Srisawad Corp. PCL, NVDR(a)	1,902,228
34,900	Thai Oil PCL, NVDR	79,609
48,400	Thai Union Group PCL, NVDR	28,387
383,200	TMB Bank PCL, NVDR	27,654
336,600	True Corp. PCL, NVDR(a)	57,642

	Total Thailand	11,221,585

Turkey — 2.2%
93,661	Akbank T.A.S	120,528
5,229	Anadolu Efes Biracilik Ve Malt Sanayii AS	19,652
5,951	Arcelik AS	23,208
7,996	Aselsan Elektronik Sanayi Ve Ticaret AS	36,725
221,491	AvivaSA Emeklilik ve Hayat AS	350,579
6,058	BIM Birlesik Magazalar AS	97,249
41,908	Eregli Demir ve Celik Fabrikalari TAS	73,069
1,793	Ford Otomotiv Sanayi AS	18,623
27,526	Haci Ömer Sabanci Holding AS	47,075
562,027	KOC Holding AS	1,961,581
721,240	MLP Saglik Hizmetleri AS, (Restricted, cost — $2,136,166, acquired 2/7/18), Class B Shares*(b)(d)	1,877,877
26,692	Petkim Petrokimya Holding AS	27,549
804,254	Sok Marketler Ticaret AS*	1,605,917
4,165	TAV Havalimanlari Holding AS	21,704
428,100	Tofas Turk Otomobil Fabrikasi AS	1,698,415
95,791	Tüpras Türkiye Petrol Rafinerileri AS	2,574,834
14,117	Turk Hava Yollari AO*	37,391
28,601	Turkcell Iletisim Hizmetleri AS	76,611
64,600	Türkiye Garanti Bankasi AS	107,937
19,428	Türkiye Halk Bankasi AS	27,840
46,584	Turkiye Is Bankasi AS, Class C Shares	50,669

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Turkey — 2.2% — (continued)
19,993	Türkiye Sise ve Cam Fabrikalari AS	$25,241

	Total Turkey	10,880,274

United Arab Emirates — 0.6%
63,463	Abu Dhabi Commercial Bank PJSC	164,693
139,638	Aldar Properties PJSC	67,659
64,729	DAMAC Properties Dubai Co. PJSC	24,312
5,041	DP World Ltd.	80,709
52,710	Dubai Islamic Bank PJSC	74,940
12,385	Emaar Development PJSC	13,149
67,240	Emaar Malls PJSC	32,079
113,203	Emaar Properties PJSC	150,985
58,862	Emirates Telecommunications Group Co. PJSC	270,495
77,875	First Abu Dhabi Bank PJSC	322,246
50,200	NMC Health PLC	1,797,754

	Total United Arab Emirates	2,999,021

United Kingdom — 0.0%
3,779	Mondi Ltd.	88,766

United States — 0.2%
67,300	Laureate Education Inc., Class A Shares*	1,029,017
25,000	Nexteer Automotive Group Ltd.	35,638

	Total United States	1,064,655

Uruguay — 0.1%
246,860	Biotoscana Investments SA, BDR*	573,795

	TOTAL COMMON STOCKS
	(Cost — $398,374,631)	474,192,781

PREFERRED STOCKS — 2.5%

Brazil — 1.5%
103,120	Banco Bradesco SA, Class Preferred Shares	1,188,014
5,145	Braskem SA, Class Preferred A Shares	74,521
5,700	Centrais Eletricas Brasileiras SA, Class Preferred B Shares*	59,142
4,868	Cia Brasileira de Distribuicao, Class Preferred Shares	120,681
28,731	Cia Energetica de Minas Gerais, Class Preferred Shares	110,155
31,065	Gerdau SA, Class Preferred Shares	125,225
459,525	Itaú Unibanco Holding SA, Class Preferred Shares	4,310,360
134,114	Itausa — Investimentos Itau SA, Class Preferred Shares	441,708
21,975	Lojas Americanas SA, Class Preferred Shares	116,491
119,776	Petroleo Brasileiro SA, Class Preferred Shares	862,957
13,892	Telefonica Brasil SA, Class Preferred Shares	173,065

	Total Brazil	7,582,319

Chile — 0.1%
10,966	Embotelladora Andina SA, Class Preferred B Shares	41,050
3,692	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	153,405

	Total Chile	194,455

Colombia — 0.1%
14,434	Bancolombia SA, Class Preferred Shares	173,873
140,207	Grupo Aval Acciones y Valores SA, Class Preferred Shares	53,462
3,430	Grupo de Inversiones Suramericana SA, Class Preferred Shares	36,777

	Total Colombia	264,112

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value

Russia — 0.0%
242,358		Surgutneftegas PJSC, Class Preferred Shares	$147,677
13		Transneft PJSC, Class Preferred Shares	33,637

		Total Russia	181,314

South Korea — 0.8%
393		Amorepacific Corp., Class Preferred Shares	38,935
73		CJ Corp., Class Preferred Shares*(e)	1,751
1,220		Hyundai Motor Co., Class Preferred 2nd Shares	87,274
835		Hyundai Motor Co., Class Preferred Shares	54,567
312		LG Chem Ltd., Class Preferred Shares	60,848
83		LG Household & Health Care Ltd., Class Preferred Shares	55,335
120,815		Samsung Electronics Co., Ltd., Class Preferred Shares	3,879,187

		Total South Korea	4,177,897

		TOTAL PREFERRED STOCKS (Cost — $9,156,226)	12,400,097

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $407,530,857)	486,592,878

Face Amount†

SHORT-TERM INVESTMENTS (f) — 3.6%

MONEY MARKET FUND — 1.1%
$5,620,493		Invesco STIT — Government & Agency Portfolio, 2.308%, Institutional Class(g) (Cost — $5,620,493)	5,620,493

TIME DEPOSITS — 2.5%
2,697,291		ANZ National Bank — London, 1.750% due 3/1/19	2,697,291
980,494		Banco Santander SA — Frankfurt, 1.750% due 3/1/19	980,494
		BBH — Grand Cayman:
70,379	HKD	0.360% due 3/1/19	8,965
1	SGD	0.800% due 3/1/19	1
46,751	ZAR	5.140% due 3/1/19	3,317
		BNP Paribas — Paris:
193,714	HKD	0.360% due 3/1/19	24,678
460,620	ZAR	5.140% due 3/1/19	32,685
39,254	EUR	Citibank — London, (0.570)% due 3/1/19	44,647
40,392	GBP	HSBC Bank — London, 0.360% due 3/1/19	53,566
8,469,178		JPMorgan Chase & Co. — New York, 1.750% due 3/1/19	8,469,178

		TOTAL TIME DEPOSITS (Cost — $12,314,822)	12,314,822

		TOTAL SHORT-TERM INVESTMENTS (Cost — $17,935,315)	17,935,315

		TOTAL INVESTMENTS — 101.0% (Cost — $425,466,172)	504,528,193

		Liabilities in Excess of Other Assets — (1.0)%	(5,076,105)

		TOTAL NET ASSETS — 100.0%	$499,452,088

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2019 amounts to approximately $10,955,738 and represents 2.2% of net assets.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund
(c)	Security trades on the Hong Kong exchange.
(d)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2019 amounts to approximately $8,978,757 and represents 1.8% of net assets.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.5%.
(g)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At February 28, 2019, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Emerging Markets Equity Fund	$425,466,172	$118,768,782	$(39,615,359)	$79,153,423

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
BDR	— Brazilian Depositary Receipts
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials:
Banks	18.6%
Insurance	4.4
Consumer Finance	1.8
Other Financials	1.2
Consumer Discretionary	17.3
Information Technology	13.1
Communication Services	10.9
Industrials	6.3
Consumer Staples	6.2
Energy	6.0
Materials	4.2
Health Care	2.7
Real Estate	2.0
Utilities	1.7
Short-Term Investments	3.6

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At February 28, 2019, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI Emerging Markets E-mini Index March Futures	29	3/19	$1,426,313	$1,517,715	$91,402

At February 28, 2019, Emerging Markets Equity Fund had deposited cash of $99,994 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 33.8%

Advertising — 0.0%
$54,000	B-	Clear Channel International BV, Company Guaranteed Notes, 8.750% due 12/15/20(a)	$55,552
		Interpublic Group of Cos., Inc. (The), Senior Unsecured Notes:
40,000	BBB	3.500% due 10/1/20	40,222
25,000	BBB	3.750% due 10/1/21	25,268

		Total Advertising	121,042

Aerospace/Defense — 0.9%
		BAE Systems Holdings Inc., Company Guaranteed Notes:
105,000	BBB	2.850% due 12/15/20(a)	104,163
145,000	BBB	3.800% due 10/7/24(a)	146,133
35,000	BBB	3.850% due 12/15/25(a)	34,935
25,000	A	Boeing Co. (The), Senior Unsecured Notes, 3.825% due 3/1/59	23,765
430,000	A+	General Dynamics Corp., Company Guaranteed Notes, 3.750% due 5/15/28	441,379
		Harris Corp., Senior Unsecured Notes:
865,000	BBB-	4.400% due 6/15/28	891,234
128,000	BBB-	5.054% due 4/27/45	136,281
		L3 Technologies Inc., Company Guaranteed Notes:
350,000	BBB-	3.850% due 6/15/23	355,430
35,000	BBB-	3.950% due 5/28/24	35,325
235,000	BBB-	3.850% due 12/15/26	234,322
415,000	BBB-	4.400% due 6/15/28	426,698
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	BBB+	3.100% due 1/15/23	30,044
400,000	BBB+	2.900% due 3/1/25	392,427
170,000	BBB+	3.550% due 1/15/26	173,058
40,000	BBB+	4.500% due 5/15/36	42,070
190,000	BBB+	4.070% due 12/15/42	186,089
85,000	BBB+	3.800% due 3/1/45	79,684
1,000	BBB+	4.090% due 9/15/52	968
		Northrop Grumman Corp., Senior Unsecured Notes:
80,000	BBB	2.080% due 10/15/20	78,941
781,000	BBB	2.930% due 1/15/25	757,982
892,000	BBB	3.250% due 1/15/28	853,938
50,000	BBB	3.850% due 4/15/45	45,979
150,000	BBB	4.030% due 10/15/47	140,598
40,000	A+	Raytheon Co., Senior Unsecured Notes, 7.200% due 8/15/27	50,779
		Rockwell Collins Inc., Senior Unsecured Notes:
40,000	BBB+	3.100% due 11/15/21	39,672
215,000	BBB+	2.800% due 3/15/22	212,112
395,000	BBB-	Spirit AeroSystems Inc., Company Guaranteed Notes, 3.950% due 6/15/23	398,061
		United Technologies Corp., Senior Unsecured Notes:
855,000	BBB+	3.350% due 8/16/21	862,784
150,000	BBB+	1.950% due 11/1/21	146,297
120,000	BBB+	3.950% due 8/16/25	122,516
210,000	BBB+	4.125% due 11/16/28	213,402
110,000	BBB+	4.500% due 6/1/42	108,936
35,000	BBB+	3.750% due 11/1/46	30,792

		Total Aerospace/Defense	7,796,794

Agriculture — 0.6%
		Altria Group Inc., Company Guaranteed Notes:
260,000	BBB	9.250% due 8/6/19	266,609
130,000	BBB	4.750% due 5/5/21	134,218
115,000	BBB	3.490% due 2/14/22	115,887

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Agriculture — 0.6% — (continued)
$250,000	BBB	2.850% due 8/9/22	$245,919
120,000	BBB	2.950% due 5/2/23	117,703
100,000	BBB	3.800% due 2/14/24	100,408
270,000	BBB	4.400% due 2/14/26	272,768
370,000	BBB	4.800% due 2/14/29	370,122
90,000	BBB	5.800% due 2/14/39	89,867
192,000	BBB	5.375% due 1/31/44	179,037
50,000	BBB	5.950% due 2/14/49	50,119
145,000	BBB	6.200% due 2/14/59	145,751
		BAT Capital Corp., Company Guaranteed Notes:
590,000	BBB+	3.557% due 8/15/27	541,296
555,000	BBB+	4.540% due 8/15/47	448,868
205,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 3.950% due 6/15/25(a)	201,448
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	1.875% due 11/1/19	238,638
190,000	A	2.900% due 11/15/21	190,035
110,000	A	2.500% due 11/2/22	107,724
40,000	A	2.750% due 2/25/26	37,687
60,000	A	4.500% due 3/20/42	56,685
		Reynolds American Inc., Company Guaranteed Notes:
10,000	BBB+	8.125% due 6/23/19	10,154
61,000	BBB+	3.250% due 6/12/20	60,977
50,000	BBB+	4.000% due 6/12/22	50,663
120,000	BBB+	4.850% due 9/15/23	124,877
140,000	BBB+	4.450% due 6/12/25	141,395
175,000	BBB+	5.850% due 8/15/45	166,993
105,000	BBB+	RJ Reynolds Tobacco Co., Company Guaranteed Notes, 6.875% due 5/1/20	109,294
10,000	BB+	Teck Resources Ltd., Company Guaranteed Notes, 6.000% due 8/15/40	10,273

		Total Agriculture	4,585,415

Airlines — 0.2%
30,667	BBB+	Air Canada Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 5.000% due 12/15/23(a)	31,205
204,244	A-	American Airlines Class A Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 4.950% due 1/15/23	210,239
35,264	AA	American Airlines Class AA Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 3.600% due 9/22/27	34,732
13,833	AA+	American Airlines Class AA Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.000% due 10/15/28	13,129
36,972	Aa3(b)	American Airlines Class AA Pass-Through Trust, Series 2017-2, Pass-Thru Certificates, 3.350% due 10/15/29	35,602
207,382	BBB-	American Airlines Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.625% due 1/15/21(a)	210,928
1,316	BBB	American Airlines Class B Pass-Through Trust, Series 2014-1, Pass-Thru Certificates, 4.375% due 10/1/22	1,316
17,018	BBB	American Airlines Class B Pass-Through Trust, Series 2015-1, Pass-Thru Certificates, 3.700% due 5/1/23	16,698
147,677	BBB-	American Airlines Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 4.400% due 9/22/23	147,677
1,497	BBB-	American Airlines Class B Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 5.250% due 1/15/24	1,537
81,998	BBB	American Airlines Class B Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(a)	81,814
912	BBB	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	885

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Airlines — 0.2% — (continued)
$14,148	Baa3(b)	American Airlines Class B Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 4.950% due 2/15/25	$14,403
9,494	Baa3(b)	American Airlines Class B Pass-Through Trust, Series 2017-2, Pass-Thru Certificates, 3.700% due 10/15/25	9,230
90,445	A+	Continental Airlines Inc. Class A-1 Pass-Through Trust, Series 1999-2, Pass-Thru Certificates, 7.256% due 3/15/20	91,576
443	BBB	Continental Airlines Inc. Class B Pass-Through Trust, Series 2012-1, Pass-Thru Certificates, 6.250% due 4/11/20	451
339,890	A+	Delta Air Lines Class A Pass-Through Trust, Series 2009-1, Pass-Thru Certificates, 7.750% due 12/17/19	350,072
54,000	BB+	Delta Air Lines Inc., Senior Unsecured Notes, 3.625% due 3/15/22	53,870
261,539	BBB-	Northwest Airlines Inc. Class A-1 Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.041% due 4/1/22	280,840
45,000	BBB+	Southwest Airlines Co., Senior Unsecured Notes, 2.750% due 11/16/22	44,050
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
36,044	AA	3.450% due 12/1/27	35,301
28,414	Aa3(b)	2.875% due 10/7/28	26,785
65,000	Aa3(b)	4.150% due 8/25/31	65,945
		United Airlines Class B Pass-Through Trust, Pass-Thru Certificates:
3,398	BBB	4.750% due 4/11/22	3,433
4,572	Baa2(b)	3.650% due 10/7/25	4,417
8,229	Baa2(b)	3.650% due 1/7/26	8,029
3,613	BBB-	US Airways Class B Pass-Through Trust, Series 2012-2, Pass-Thru Certificates, 6.750% due 6/3/21	3,782
12,296	BBB-	US Airways Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.375% due 11/15/21	12,623
180,266	A+	US Airways Class G Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.076% due 3/20/21	189,279

		Total Airlines	1,979,848

Apparel — 0.0%
		Hanesbrands Inc., Company Guaranteed Notes:
10,000	BB-	4.625% due 5/15/24(a)	10,039
70,000	BB-	4.875% due 5/15/26(a)	69,300

		Total Apparel	79,339

Auto Manufacturers — 1.0%
20,000	Ba3(b)	Allison Transmission Inc., Senior Unsecured Notes, 5.000% due 10/1/24(a)	20,200
65,000	A	American Honda Finance Corp., Senior Unsecured Notes, 2.900% due 2/16/24	64,148
		BMW US Capital LLC, Company Guaranteed Notes:
30,000	A+	1.850% due 9/15/21(a)	29,145
20,000	A+	2.800% due 4/11/26(a)	18,832
		Daimler Finance North America LLC, Company Guaranteed Notes:
500,000	A	1.500% due 7/5/19(a)	497,788
150,000	A	2.700% due 8/3/20(a)	148,817
		Ford Motor Co., Senior Unsecured Notes:
60,000	BBB	7.450% due 7/16/31	63,364
40,000	BBB	4.750% due 1/15/43	30,699
100,000	BBB	5.291% due 12/8/46	80,851
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
250,000	BBB	2.597% due 11/4/19	249,369
320,000	BBB	8.125% due 1/15/20	332,441
290,000	BBB	2.425% due 6/12/20	285,656
420,000	BBB	2.343% due 11/2/20	409,786
430,000	BBB	5.085% due 1/7/21	437,962

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Auto Manufacturers — 1.0% — (continued)
$400,000	BBB	3.200% due 1/15/21	$394,678
440,000	BBB	3.677% (3-Month USD-LIBOR + 0.880%) due 10/12/21(c)	424,481
295,000	BBB	3.339% due 3/28/22	283,286
400,000	BBB	3.096% due 5/4/23	368,265
200,000	BBB	4.389% due 1/8/26	182,839
		General Motors Co., Senior Unsecured Notes:
115,000	BBB	5.000% due 4/1/35	103,043
340,000	BBB	6.250% due 10/2/43	336,604
455,000	BBB	5.200% due 4/1/45	397,118
75,000	BBB	5.400% due 4/1/48	67,229
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
435,000	BBB	2.400% due 5/9/19	434,695
295,000	BBB	3.200% due 7/13/20	295,228
230,000	BBB	2.450% due 11/6/20	226,247
25,000	BBB	3.550% due 4/9/21	25,021
100,000	BBB	4.375% due 9/25/21	101,713
15,000	BBB	3.450% due 4/10/22	14,907
250,000	BBB	3.950% due 4/13/24	243,417
70,000	BBB	4.350% due 4/9/25	68,538
60,000	BBB	Senior Unsecured Notes, 4.200% due 11/6/21	60,770
		Hyundai Capital America, Senior Unsecured Notes:
90,000	BBB+	1.750% due 9/27/19(a)	89,247
20,000	BBB+	2.550% due 4/3/20(a)	19,796
218,000	BBB+	3.000% due 10/30/20(a)	215,907
10,000	BBB+	3.750% due 7/8/21(a)	9,997
250,000	BBB+	3.950% due 2/1/22(a)	251,597
		Hyundai Capital Services Inc., Senior Unsecured Notes:
200,000	BBB+	3.000% due 8/29/22(a)	194,969
200,000	BBB+	3.750% due 3/5/23(a)	198,898
20,000	A-	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 3.650% due 9/21/21(a)	19,920
		Toyota Motor Credit Corp., Senior Unsecured Notes:
75,000	AA-	3.050% due 1/8/21	75,333
30,000	AA-	3.450% due 9/20/23	30,446
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
220,000	BBB+	2.400% due 5/22/20(a)	217,863
370,000	BBB+	3.875% due 11/13/20(a)	374,171
200,000	BBB+	4.000% due 11/12/21(a)	202,714
130,000	BBB+	Volkswagen International Finance NV, Company Guaranteed Notes, 4.000% due 8/12/20(a)	131,403

		Total Auto Manufacturers	8,729,398

Auto Parts & Equipment — 0.1%
21,000	BBB	Aptiv Corp., Company Guaranteed Notes, 4.150% due 3/15/24	21,109
6,000	BBB	Aptiv PLC, Company Guaranteed Notes, 4.400% due 10/1/46	5,185
23,000	BBB-	Lear Corp., Senior Unsecured Notes, 5.250% due 1/15/25	23,632
		ZF North America Capital Inc., Company Guaranteed Notes:
160,000	BBB-	4.500% due 4/29/22(a)	161,410
280,000	BBB-	4.750% due 4/29/25(a)	273,405

		Total Auto Parts & Equipment	484,741

Banks — 9.5%
756,000	A	ABN AMRO Bank NV, Senior Unsecured Notes, 2.650% due 1/19/21(a)	750,978
250,000	AA-	Australia & New Zealand Banking Group Ltd., Senior Unsecured Notes, 2.250% due 11/9/20	247,182
		Banco Santander SA, Senior Unsecured Notes:
200,000	A-	3.848% due 4/12/23	198,889
600,000	A-	4.379% due 4/12/28	591,230

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 9.5% — (continued)
		Bank of America Corp.:
		Senior Unsecured Notes:
$950,000	A-	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(c)	$940,524
1,310,000	A-	2.738% (3-Month USD-LIBOR + 0.370%) due 1/23/22(c)	1,300,309
750,000	A-	3.499% (3-Month USD-LIBOR + 0.630%) due 5/17/22(c)	755,538
1,111,000	A-	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(c)	1,097,206
490,000	A-	4.125% due 1/22/24	507,098
955,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(c)	959,378
705,000	A-	4.000% due 4/1/24	726,005
244,000	A-	3.875% due 8/1/25	248,782
465,000	A-	3.093% (3-Month USD-LIBOR + 1.090%) due 10/1/25(c)	454,232
210,000	A-	3.500% due 4/19/26	208,789
620,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(c)	617,646
120,000	A-	3.705% (3-Month USD-LIBOR + 1.512%) due 4/24/28(c)	118,524
50,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(c)	48,985
604,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(c)	583,325
350,000	A-	3.970% (3-Month USD-LIBOR + 1.070%) due 3/5/29(c)	351,309
530,000	A-	4.271% (3-Month USD-LIBOR + 1.310%) due 7/23/29(c)	544,849
240,000	A-	5.000% due 1/21/44	262,626
40,000	A-	3.946% (3-Month USD-LIBOR + 1.190%) due 1/23/49(c)	37,666
		Subordinated Notes:
1,019,000	BBB+	4.200% due 8/26/24	1,039,917
1,040,000	BBB+	4.000% due 1/22/25	1,043,282
211,000	BBB+	4.450% due 3/3/26	215,146
50,000	BBB+	Bank of Montreal, Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(c)	47,823
		Bank of New York Mellon Corp. (The):
		Senior Unsecured Notes:
500,000	A	2.661% (3-Month USD-LIBOR + 0.634%) due 5/16/23(c)	492,715
195,000	A	3.400% due 5/15/24	196,627
72,000	A	3.442% (3-Month USD-LIBOR + 1.069%) due 2/7/28(c)	71,918
20,000	A-	Subordinated Notes, 3.300% due 8/23/29	19,480
270,000	A+	Bank of Nova Scotia (The), Senior Unsecured Notes, 3.125% due 4/20/21	271,400
400,000	A	Banque Federative du Credit Mutuel SA, Senior Unsecured Notes, 2.750% due 10/15/20(a)	397,388
100,000	BBB-	Barclays Bank PLC, Subordinated Notes, 5.140% due 10/14/20	102,172
		Barclays PLC, Senior Unsecured Notes:
400,000	BBB	3.250% due 1/12/21	398,360
380,000	BBB	3.684% due 1/10/23	376,780
505,000	BBB	4.338% (3-Month USD-LIBOR + 1.356%) due 5/16/24(c)	504,993
260,000	BBB	4.375% due 1/12/26	258,500
620,000	BBB	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(c)	629,036
		BNP Paribas SA:
		Senior Unsecured Notes:
270,000	A-	3.375% due 1/9/25(a)	261,642
780,000	A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(a)(c)	804,204
750,000	A-	4.400% due 8/14/28(a)	755,192
400,000	A-	5.198% (3-Month USD-LIBOR + 2.567%) due 1/10/30(a)(c)	423,119
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(c)	191,669
		Capital One NA, Senior Unsecured Notes:
280,000	BBB+	2.350% due 1/31/20	278,381
280,000	BBB+	2.250% due 9/13/21	272,775
		CIT Group Inc., Senior Unsecured Notes:
140,000	BB+	4.750% due 2/16/24	142,800
40,000	BB+	5.250% due 3/7/25	42,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 9.5% — (continued)
		Citigroup Inc.:
$530,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(c)(d)	$534,757
		Senior Unsecured Notes:
114,000	BBB+	8.125% due 7/15/39	165,678
196,000	BBB+	4.650% due 7/30/45	203,999
		Subordinated Notes:
690,000	BBB	4.400% due 6/10/25	702,421
250,000	BBB	5.500% due 9/13/25	270,433
890,000	BBB	4.300% due 11/20/26	892,483
390,000	BBB	4.450% due 9/29/27	391,951
30,000	BBB	6.625% due 6/15/32	35,610
100,000	BBB	6.675% due 9/13/43	123,539
286,000	BBB	5.300% due 5/6/44	303,430
30,000	BBB	4.750% due 5/18/46	29,483
15,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.375% due 7/28/21	14,703
340,000	BBB-	Commerzbank AG, Subordinated Notes, 8.125% due 9/19/23(a)	376,398
		Commonwealth Bank of Australia, Senior Unsecured Notes:
55,000	AA-	3.450% due 3/16/23(a)	55,354
98,000	AA-	3.900% due 7/12/47(a)	93,296
		Cooperatieve Rabobank UA:
		Company Guaranteed Notes:
310,000	BBB+	4.625% due 12/1/23	319,809
990,000	BBB+	4.375% due 8/4/25	1,006,629
320,000	BBB-	Junior Subordinated Notes, 11.000% (3-Month USD-LIBOR + 10.868%)(a)(c)(d)	328,400
		Senior Unsecured Notes:
100,000	A+	4.750% due 1/15/20(a)	101,641
510,000	A+	2.500% due 1/19/21	505,662
800,000	A+	3.125% due 4/26/21	802,486
		Credit Suisse Group AG, Senior Unsecured Notes:
400,000	BBB+	4.282% due 1/9/28(a)	398,957
250,000	BBB+	3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(c)	239,982
		Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
250,000	BBB+	2.750% due 3/26/20	249,247
250,000	BBB+	3.125% due 12/10/20	249,704
250,000	BBB+	3.450% due 4/16/21	250,634
250,000	BBB+	3.800% due 9/15/22	250,993
320,000	BBB+	4.550% due 4/17/26	328,131
		Danske Bank AS, Senior Unsecured Notes:
440,000	BBB+	5.000% due 1/12/22(a)	449,394
200,000	BBB+	5.375% due 1/12/24(a)	206,319
		Deutsche Bank AG, Senior Unsecured Notes:
300,000	BBB-	4.250% due 2/4/21	298,937
140,000	BBB-	3.375% due 5/12/21	137,318
190,000	BBB-	4.250% due 10/14/21	188,962
133,000	BBB-	4.100% due 1/13/26	123,237
250,000	BBB	Discover Bank, Senior Unsecured Notes, 3.100% due 6/4/20	250,014
21,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% (3-Month USD-LIBOR + 0.768%)(c)(d)	15,991
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
140,000	BBB+	2.300% due 12/13/19	139,377
810,000	BBB+	6.000% due 6/15/20	839,897
190,000	BBB+	2.750% due 9/15/20	189,249
120,000	BBB+	2.875% due 2/25/21	119,557
155,000	BBB+	5.250% due 7/27/21	162,175

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 9.5% — (continued)
$40,000	BBB+	3.524% (3-Month USD-LIBOR + 0.780%) due 10/31/22(c)	$39,900
130,000	BBB+	3.200% due 2/23/23	129,156
275,000	BBB+	4.000% due 3/3/24	279,349
350,000	BBB+	3.272% (3-Month USD-LIBOR + 1.201%) due 9/29/25(c)	339,316
150,000	BBB+	3.854% (3-Month USD-LIBOR + 1.170%) due 5/15/26(c)	146,578
150,000	BBB+	3.500% due 11/16/26	144,550
210,000	BBB+	3.850% due 1/26/27	206,356
135,000	BBB+	3.691% (3-Month USD-LIBOR + 1.510%) due 6/5/28(c)	130,916
1,275,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(c)	1,240,555
915,000	BBB+	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(c)	918,717
210,000	BBB+	6.250% due 2/1/41	253,302
210,000	BBB+	4.750% due 10/21/45	212,920
		Subordinated Notes:
610,000	BBB-	4.250% due 10/21/25	613,449
460,000	BBB-	6.750% due 10/1/37	547,550
290,000	BBB-	5.150% due 5/22/45	292,361
		HSBC Holdings PLC:
		Junior Subordinated Notes:
210,000	Baa3(b)	6.375% (5-Year USD 1100 Run ICE Swap Rate + 3.705%)(c)(d)	210,963
240,000	Baa3(b)	6.250% (5-Year USD 1100 Run ICE Swap Rate + 3.453%)(c)(d)	239,600
240,000	Baa3(b)	6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(c)(d)	236,484
		Senior Unsecured Notes:
200,000	A	3.400% due 3/8/21	201,027
200,000	A	2.650% due 1/5/22	197,080
200,000	A	3.950% (3-Month USD-LIBOR + 0.987%) due 5/18/24(c)	202,081
1,210,000	A	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(c)	1,241,734
		Subordinated Notes:
240,000	BBB+	4.250% due 8/18/25	242,089
390,000	BBB+	6.500% due 9/15/37	466,421
		HSBC USA Inc.:
220,000	A	Senior Unsecured Notes, 2.350% due 3/5/20	218,833
100,000	A-	Subordinated Notes, 5.000% due 9/27/20	102,409
		ING Bank NV:
		Senior Unsecured Notes:
610,000	A+	2.450% due 3/16/20(a)	607,523
200,000	A+	2.750% due 3/22/21(a)	198,635
200,000	BBB+	Subordinated Notes, 5.800% due 9/25/23(a)	213,252
		Intesa Sanpaolo SpA:
		Senior Unsecured Notes:
200,000	BBB	3.125% due 7/14/22(a)	190,209
200,000	BBB	3.375% due 1/12/23(a)	190,972
810,000	BB+	Subordinated Notes, 5.017% due 6/26/24(a)	751,188
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
200,000	A-	2.250% due 1/23/20	198,964
555,000	A-	2.750% due 6/23/20	553,885
90,000	A-	4.400% due 7/22/20	91,791
200,000	A-	2.550% due 3/1/21	198,285
10,000	A-	3.514% (3-Month USD-LIBOR + 0.610%) due 6/18/22(c)	10,110
99,000	A-	2.972% due 1/15/23	98,523
55,000	A-	4.009% (3-Month USD-LIBOR + 1.230%) due 10/24/23(c)	55,889
175,000	A-	3.559% (3-Month USD-LIBOR + 0.730%) due 4/23/24(c)	176,066
285,000	A-	3.797% (3-Month USD-LIBOR + 0.890%) due 7/23/24(c)	289,575
1,130,000	A-	4.023% (3-Month USD-LIBOR + 1.000%) due 12/5/24(c)	1,159,156
180,000	A-	3.300% due 4/1/26	176,445

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 9.5% — (continued)
$580,000	A-	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(c)	$579,895
100,000	A-	3.540% (3-Month USD-LIBOR + 1.380%) due 5/1/28(c)	98,367
1,375,000	A-	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(c)	1,339,656
1,250,000	A-	4.203% (3-Month USD-LIBOR + 1.260%) due 7/23/29(c)	1,282,752
320,000	A-	4.452% (3-Month USD-LIBOR + 1.330%) due 12/5/29(c)	335,508
		Subordinated Notes:
55,000	BBB+	3.375% due 5/1/23	55,070
270,000	BBB+	3.875% due 9/10/24	273,485
210,000	BBB+	4.250% due 10/1/27	213,447
290,000	BBB+	4.950% due 6/1/45	307,993
		KeyCorp, Senior Unsecured Notes:
150,000	BBB+	2.900% due 9/15/20	150,128
45,000	BBB+	4.150% due 10/29/25	46,534
		Lloyds Bank PLC, Company Guaranteed Notes:
425,000	A+	2.700% due 8/17/20	422,908
725,000	BBB	6.500% due 9/14/20(a)	753,386
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
200,000	BBB+	3.000% due 1/11/22	197,136
235,000	BBB+	2.907% (3-Month USD-LIBOR + 0.810%) due 11/7/23(c)	227,733
220,000	BBB+	4.450% due 5/8/25	225,240
200,000	BBB+	4.375% due 3/22/28	199,869
200,000	BBB+	3.574% (3-Month USD-LIBOR + 1.205%) due 11/7/28(c)	187,664
245,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	242,231
220,000	BBB	Macquarie Group Ltd., Senior Unsecured Notes, 4.654% (3-Month USD-LIBOR + 1.727%) due 3/27/29(a)(c)	218,449
340,000	A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 2.953% due 2/28/22	336,803
250,000	AA-	National Australia Bank Ltd., Senior Unsecured Notes, 2.125% due 5/22/20	247,726
		Nordea Bank Abp:
		Senior Unsecured Notes:
335,000	AA-	4.875% due 1/27/20(a)	341,051
200,000	A	3.750% due 8/30/23(a)	200,140
300,000	A-	Subordinated Notes, 4.875% due 5/13/21(a)	307,092
		PNC Bank NA, Senior Unsecured Notes:
1,000,000	A	2.250% due 7/2/19	998,618
750,000	A	2.400% due 10/18/19	748,341
		Royal Bank of Canada, Senior Unsecured Notes:
100,000	AA-	2.125% due 3/2/20	99,346
120,000	AA-	2.150% due 10/26/20	118,653
270,000	AA-	3.200% due 4/30/21	272,008
		Royal Bank of Scotland Group PLC:
		Senior Unsecured Notes:
200,000	BBB-	3.498% (3-Month USD-LIBOR + 1.480%) due 5/15/23(c)	197,393
200,000	BBB-	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	201,163
		Subordinated Notes:
30,000	BB	6.125% due 12/15/22	31,686
320,000	BB	6.100% due 6/10/23	336,058
80,000	BB	6.000% due 12/19/23	84,083
110,000	BB	5.125% due 5/28/24	111,642
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	30,500
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
180,000	BBB	2.875% due 10/16/20	179,799
600,000	BBB	2.875% due 8/5/21	590,993
1,050,000	BBB	3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(c)	1,019,893

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 9.5% — (continued)
		Santander UK PLC:
		Senior Unsecured Notes:
$70,000	A	2.375% due 3/16/20	$69,623
380,000	A	3.400% due 6/1/21	381,076
170,000	BBB-	Subordinated Notes, 7.950% due 10/26/29	200,014
		Societe Generale SA, Senior Unsecured Notes:
205,000	A	2.625% due 9/16/20(a)	203,382
260,000	A	2.500% due 4/8/21(a)	256,263
		Standard Chartered PLC:
420,000	BBB+	Senior Unsecured Notes, 2.250% due 4/17/20(a)	415,672
400,000	BBB-	Subordinated Notes, 5.700% due 3/26/44(a)	428,748
		State Street Corp., Senior Unsecured Notes:
25,000	A	1.950% due 5/19/21	24,491
60,000	A	2.650% due 5/19/26	57,155
250,000	A	Sumitomo Mitsui Banking Corp., Company Guaranteed Notes, 3.090% (3-Month USD-LIBOR + 0.310%) due 10/18/19(c)	250,405
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
575,000	A-	2.934% due 3/9/21	572,848
140,000	A-	2.058% due 7/14/21	136,658
90,000	A-	2.778% due 10/18/22	88,404
205,000	A	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 1.950% due 9/19/19(a)	204,033
200,000	A-	SunTrust Bank, Senior Unsecured Notes, 3.525% (3-Month USD-LIBOR + 0.500%) due 10/26/21(c)	201,514
35,000	BBB+	SunTrust Banks Inc., Senior Unsecured Notes, 4.000% due 5/1/25	36,126
250,000	AA-	Svenska Handelsbanken AB, Senior Unsecured Notes, 3.350% due 5/24/21	252,121
250,000	BBB	Synchrony Bank, Senior Unsecured Notes, 3.650% due 5/24/21	251,267
50,000	BBB-	Synovus Financial Corp., Senior Unsecured Notes, 3.125% due 11/1/22	48,375
170,000	AA-	Toronto-Dominion Bank (The), Senior Unsecured Notes, 3.250% due 6/11/21	171,160
		UBS AG, Senior Unsecured Notes:
760,000	A+	2.350% due 3/26/20	756,156
230,000	A+	2.200% due 6/8/20(a)	227,905
200,000	A+	2.450% due 12/1/20(a)	197,921
		UBS Group Funding Switzerland AG, Company Guaranteed Notes:
470,000	BB	7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(d)	474,465
260,000	A-	2.650% due 2/1/22(a)	255,020
650,000	A-	3.491% due 5/23/23(a)	648,814
795,000	A-	2.859% (3-Month USD-LIBOR + 0.954%) due 8/15/23(a)(c)	778,102
200,000	A-	4.125% due 9/24/25(a)	203,691
310,000	A-	4.253% due 3/23/28(a)	314,960
1,265,000	BBB-	UniCredit SpA, Senior Unsecured Notes, 6.572% due 1/14/22(a)	1,296,043
		US Bank NA, Senior Unsecured Notes:
250,000	AA-	2.050% due 10/23/20	246,900
250,000	AA-	3.150% due 4/26/21	251,351
470,000	BBB-	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(c)(d)	456,593
105,000	BBB+	Wachovia Corp., Subordinated Notes, 5.500% due 8/1/35	116,142
		Wells Fargo & Co.:
60,000	BBB-	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(c)(d)	63,512
		Senior Unsecured Notes:
249,000	A-	2.600% due 7/22/20	247,901
185,000	A-	2.625% due 7/22/22	181,748
420,000	A-	3.750% due 1/24/24	428,293
41,000	A-	3.550% due 9/29/25	41,032
504,000	A-	3.000% due 4/22/26	483,502
910,000	A-	3.000% due 10/23/26	869,353

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 9.5% — (continued)
$195,000	A-	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(c)	$192,882
290,000	A-	4.150% due 1/24/29	296,973
		Subordinated Notes:
330,000	BBB+	3.450% due 2/13/23	330,630
169,000	BBB+	4.480% due 1/16/24	175,618
950,000	BBB+	4.300% due 7/22/27	968,627
230,000	BBB+	5.375% due 11/2/43	250,723
110,000	BBB+	5.606% due 1/15/44	124,068
280,000	BBB+	4.650% due 11/4/44	279,109
450,000	BBB+	4.900% due 11/17/45	462,334
40,000	BBB+	4.400% due 6/14/46	38,516
160,000	BBB+	4.750% due 12/7/46	161,709
		Wells Fargo Bank NA, Senior Unsecured Notes:
1,040,000	A+	2.600% due 1/15/21	1,032,713
615,000	A+	3.325% (3-Month USD-LIBOR + 0.490%) due 7/23/21(c)	616,861
835,000	A+	3.625% due 10/22/21	845,421
100,000	BBB-	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	107,894
		Westpac Banking Corp., Senior Unsecured Notes:
380,000	AA-	4.875% due 11/19/19	385,630
70,000	AA-	2.150% due 3/6/20	69,577
20,000	AA-	2.300% due 5/26/20	19,859
275,000	AA-	2.600% due 11/23/20	273,538
195,000	AA-	3.650% due 5/15/23	198,179

		Total Banks	80,778,829

Beverages — 0.7%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	A-	3.650% due 2/1/26(a)	336,428
432,000	A-	4.700% due 2/1/36(a)	417,661
819,000	A-	4.900% due 2/1/46(a)	787,068
		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
98,000	A-	2.650% due 2/1/21	97,578
90,000	A-	3.300% due 2/1/23	90,599
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
200,000	A-	2.500% due 7/15/22	197,066
220,000	A-	3.500% due 1/12/24	222,467
180,000	A-	4.150% due 1/23/25	185,837
425,000	A-	4.000% due 4/13/28	422,626
680,000	A-	4.750% due 1/23/29	711,277
55,000	A-	4.750% due 4/15/58	50,128
100,000	A-	5.800% due 1/23/59	107,096
		Bacardi Ltd., Company Guaranteed Notes:
155,000	BBB-	4.700% due 5/15/28(a)	150,491
140,000	BBB-	5.300% due 5/15/48(a)	126,758
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	553,126
		Constellation Brands Inc., Company Guaranteed Notes:
45,000	BBB	3.384% (3-Month USD-LIBOR + 0.700%) due 11/15/21(c)	44,825
95,000	BBB	3.600% due 2/15/28	90,252
173,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	177,520
160,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	159,946
		Molson Coors Brewing Co., Company Guaranteed Notes:
580,000	BBB-	2.250% due 3/15/20	575,154
50,000	BBB-	3.500% due 5/1/22	49,909
		PepsiCo Inc., Senior Unsecured Notes:
65,000	A+	2.850% due 2/24/26	63,086

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Beverages — 0.7% — (continued)
$150,000	A+	2.375% due 10/6/26	$140,598
60,000	A+	3.450% due 10/6/46	54,966
190,000	BBB	Pernod Ricard SA, Senior Unsecured Notes, 4.450% due 1/15/22(a)	195,534

		Total Beverages	6,007,996

Biotechnology — 0.4%
		Amgen Inc., Senior Unsecured Notes:
60,000	A	2.200% due 5/11/20	59,467
70,000	A	3.625% due 5/22/24	71,095
45,000	A	2.600% due 8/19/26	41,697
300,000	A	4.400% due 5/1/45	282,080
54,000	A	4.563% due 6/15/48	51,150
112,000	A	4.663% due 6/15/51	107,428
130,000	BBB+	Baxalta Inc., Company Guaranteed Notes, 2.875% due 6/23/20	129,324
		Celgene Corp., Senior Unsecured Notes:
10,000	BBB+	3.950% due 10/15/20	10,124
50,000	BBB+	3.250% due 8/15/22	49,806
110,000	BBB+	3.550% due 8/15/22	110,603
35,000	BBB+	3.250% due 2/20/23	34,734
323,000	BBB+	3.875% due 8/15/25	324,117
325,000	BBB+	3.900% due 2/20/28	319,157
410,000	BBB+	5.000% due 8/15/45	405,158
		Gilead Sciences Inc., Senior Unsecured Notes:
40,000	A	2.550% due 9/1/20	39,897
410,000	A	3.700% due 4/1/24	418,078
60,000	A	3.650% due 3/1/26	59,936
50,000	A	2.950% due 3/1/27	47,267
160,000	A	4.800% due 4/1/44	160,735
315,000	A	4.750% due 3/1/46	316,501

		Total Biotechnology	3,038,354

Building Materials — 0.0%
5,000	BBB+	Johnson Controls International PLC, Senior Unsecured Notes, 3.900% due 2/14/26	4,927
30,000	BBB	Owens Corning, Senior Unsecured Notes, 4.400% due 1/30/48	23,727
10,000	BBB-	Standard Industries Inc., Senior Unsecured Notes, 4.750% due 1/15/28(a)	9,375

		Total Building Materials	38,029

Chemicals — 0.3%
200,000	A-	Air Liquide Finance SA, Company Guaranteed Notes, 1.750% due 9/27/21(a)	193,526
		Dow Chemical Co. (The), Senior Unsecured Notes:
75,000	BBB	4.550% due 11/30/25(a)	77,512
16,000	BBB	4.375% due 11/15/42	14,431
675,000	A-	DowDuPont Inc., Senior Unsecured Notes, 4.493% due 11/15/25	705,750
61,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	60,644
275,000	BBB	International Flavors & Fragrances Inc., Senior Unsecured Notes, 5.000% due 9/26/48	273,223
200,000	BBB+	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	211,798
		Monsanto Co., Senior Unsecured Notes:
60,000	BBB	3.375% due 7/15/24	56,507
30,000	BBB	4.400% due 7/15/44	23,688
60,000	BBB	Nutrien Ltd., Senior Unsecured Notes, 4.875% due 3/30/20	60,914
200,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(a)	198,873
200,000	BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.933% due 4/23/21(a)	199,534
115,000	BB+	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24	115,719

		Total Chemicals	2,192,119

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Commercial Services — 0.3%
$10,000	BBB+	Equifax Inc., Senior Unsecured Notes, 2.300% due 6/1/21	$9,723
		IHS Markit Ltd.:
		Company Guaranteed Notes:
84,000	BBB-	5.000% due 11/1/22(a)	87,058
28,000	BBB-	4.000% due 3/1/26(a)	27,253
450,000	BBB-	Senior Unsecured Notes, 4.750% due 8/1/28	453,578
100,000	B+	Matthews International Corp., Company Guaranteed Notes, 5.250% due 12/1/25(a)	97,000
460,000	AAA	Northwestern University, Unsecured Notes, 3.688% due 12/1/38	448,057
		RELX Capital Inc., Company Guaranteed Notes:
10,000	BBB+	3.125% due 10/15/22	9,852
275,000	BBB+	3.500% due 3/16/23	273,920
45,000	A3(b)	S&P Global Inc., Company Guaranteed Notes, 4.000% due 6/15/25	46,468
		Total System Services Inc., Senior Unsecured Notes:
40,000	BBB-	3.800% due 4/1/21	40,163
30,000	BBB-	3.750% due 6/1/23	29,925
330,000	BBB-	4.000% due 6/1/23	333,018
		United Rentals North America Inc., Company Guaranteed Notes:
210,000	BB-	5.750% due 11/15/24	217,088
40,000	BB-	6.500% due 12/15/26	41,850

		Total Commercial Services	2,114,953

Computers — 0.4%
		Apple Inc., Senior Unsecured Notes:
110,000	AA+	1.550% due 8/4/21	107,106
300,000	AA+	2.400% due 5/3/23	294,621
280,000	AA+	2.450% due 8/4/26	266,040
550,000	AA+	3.350% due 2/9/27	550,032
360,000	AA+	2.900% due 9/12/27	348,035
235,000	AA+	3.850% due 5/4/43	227,818
250,000	AA+	3.450% due 2/9/45	225,953
		Dell International LLC/EMC Corp., Senior Secured Notes:
980,000	BBB-	3.480% due 6/1/19(a)	979,666
180,000	BBB-	4.420% due 6/15/21(a)	183,371
100,000	BBB-	8.350% due 7/15/46(a)	117,166
105,000	A	IBM Credit LLC, Senior Unsecured Notes, 3.450% due 11/30/20	106,008
150,000	A	International Business Machines Corp., Senior Unsecured Notes, 2.875% due 11/9/22	149,088
45,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.750% due 1/1/25	43,342

		Total Computers	3,598,246

Cosmetics/Personal Care — 0.0%
58,000	BB-	First Quality Finance Co., Inc., Company Guaranteed Notes, 5.000% due 7/1/25(a)	56,840

Diversified Financial Services — 0.9%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
210,000	BBB-	4.500% due 5/15/21	212,891
150,000	BBB-	5.000% due 10/1/21	154,216
		Air Lease Corp., Senior Unsecured Notes:
515,000	BBB	4.750% due 3/1/20	522,415
460,000	BBB	3.500% due 1/15/22	458,209
45,000	BBB	3.875% due 7/3/23	44,839
		American Express Co., Senior Unsecured Notes:
72,000	BBB+	2.650% due 12/2/22	71,006
225,000	BBB+	3.700% due 8/3/23	229,438
		American Express Credit Corp., Senior Unsecured Notes:
325,000	A-	2.375% due 5/26/20	322,938
30,000	A-	2.600% due 9/14/20	29,860

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 0.9% — (continued)
		Capital One Financial Corp.:
$60,000	BBB	Senior Unsecured Notes, 3.500% due 6/15/23	$59,453
40,000	BBB-	Subordinated Notes, 3.750% due 7/28/26	38,083
695,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(a)	702,900
295,000	AA-	CME Group Inc., Senior Unsecured Notes, 3.750% due 6/15/28	302,040
50,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 3.750% due 3/4/25	48,835
		GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
1,702,000	BBB+	2.342% due 11/15/20	1,674,293
694,000	BBB+	4.418% due 11/15/35	627,741
		Intercontinental Exchange Inc.:
		Company Guaranteed Notes:
80,000	A	2.750% due 12/1/20	79,746
185,000	A	2.350% due 9/15/22	180,769
60,000	A	4.000% due 10/15/23	62,251
		Senior Unsecured Notes:
80,000	A	3.750% due 9/21/28	81,367
70,000	A	4.250% due 9/21/48	71,183
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	30,760
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17#(e)	—
125,000	A+	Mastercard Inc., Senior Unsecured Notes, 3.375% due 4/1/24	127,723
80,000	B+	Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	83,746
30,000	A-	Nomura Holdings Inc., Senior Unsecured Notes, 2.750% due 3/19/19	30,003
630,000	A-	ORIX Corp., Senior Unsecured Notes, 2.900% due 7/18/22	622,044
220,000	BBB+	Raymond James Financial Inc., Senior Unsecured Notes, 4.950% due 7/15/46	220,765
		Visa Inc., Senior Unsecured Notes:
295,000	AA-	3.150% due 12/14/25	296,004
210,000	AA-	4.300% due 12/14/45	220,689

		Total Diversified Financial Services	7,606,207

Electric — 1.6%
		AEP Texas Inc., Senior Unsecured Notes:
50,000	A-	2.400% due 10/1/22	48,404
50,000	A-	3.850% due 10/1/25(a)	50,390
		Alabama Power Co., Senior Unsecured Notes:
17,000	A-	5.200% due 6/1/41	18,658
70,000	A-	3.850% due 12/1/42	65,704
90,000	A-	4.150% due 8/15/44	88,675
65,000	A-	4.300% due 7/15/48	65,269
100,000	BBB+	Alliant Energy Finance LLC, Company Guaranteed Notes, 3.750% due 6/15/23(a)	100,693
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
150,000	A-	3.750% due 8/15/47	139,742
30,000	A-	4.250% due 9/15/48	30,131
170,000	A-	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 3.250% due 4/15/28	165,121
20,000	BBB+	Black Hills Corp., Senior Unsecured Notes, 3.150% due 1/15/27	18,720
		CenterPoint Energy Houston Electric LLC, General Refinance Mortgage:
50,000	A	3.550% due 8/1/42	46,226
30,000	A	3.950% due 3/1/48	29,484
30,000	BBB	CMS Energy Corp., Senior Unsecured Notes, 3.000% due 5/15/26	28,693
35,000	BBB	Dominion Energy Inc., Junior Subordinated Notes, 2.579% due 7/1/20	34,655
		DTE Electric Co., General Refinance Mortgage:
65,000	A	3.650% due 3/15/24	66,359
100,000	A	3.700% due 3/15/45	94,358
		Duke Energy Carolinas LLC:
		1st Mortgage Notes:
40,000	A	3.950% due 11/15/28	41,530

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 1.6% — (continued)
$500,000	A	4.250% due 12/15/41	$509,937
60,000	A	3.700% due 12/1/47	55,972
30,000	A	3.950% due 3/15/48	29,309
		1st Refinanced Mortgage Notes:
145,000	A	2.950% due 12/1/26	140,617
30,000	A	3.875% due 3/15/46	28,855
		Duke Energy Corp., Senior Unsecured Notes:
410,000	BBB+	3.550% due 9/15/21	414,164
180,000	BBB+	2.650% due 9/1/26	167,864
		Duke Energy Florida LLC:
		1st Mortgage Notes:
45,000	A	3.800% due 7/15/28	46,008
195,000	A	5.900% due 3/1/33	235,530
15,000	A-	Senior Unsecured Notes, 2.100% due 12/15/19	14,958
335,000	A	Duke Energy Ohio Inc., 1st Mortgage Notes, 3.650% due 2/1/29	340,159
		Duke Energy Progress LLC, 1st Mortgage Notes:
35,000	A	3.000% due 9/15/21	35,191
30,000	A	3.700% due 9/1/28	30,505
35,000	A	4.200% due 8/15/45	35,281
128,000	A	3.700% due 10/15/46	120,169
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(a)	781,464
15,000	BBB	Emera US Finance LP, Company Guaranteed Notes, 2.150% due 6/15/19	14,951
35,000	BBB	Entergy Corp., Senior Unsecured Notes, 2.950% due 9/1/26	32,843
25,000	A	Entergy Louisiana LLC, 1st Mortgage Notes, 5.400% due 11/1/24	27,673
60,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	57,100
		Exelon Corp., Senior Unsecured Notes:
175,000	BBB-	2.850% due 6/15/20	174,441
5,000	BBB-	2.450% due 4/15/21	4,904
80,000	BBB-	4.950% due 6/15/35	82,289
143,000	BBB-	5.625% due 6/15/35	158,470
		FirstEnergy Corp., Senior Unsecured Notes:
310,000	BBB-	3.900% due 7/15/27	307,387
1,250,000	BBB-	7.375% due 11/15/31	1,613,109
		Florida Power & Light Co., 1st Mortgage Notes:
50,000	A	3.125% due 12/1/25	50,096
40,000	A	5.690% due 3/1/40	49,191
52,000	A	4.050% due 6/1/42	52,346
20,000	A	3.800% due 12/15/42	19,340
50,000	A	3.700% due 12/1/47	47,679
15,000	A	4.125% due 6/1/48	15,341
100,000	A	3.990% due 3/1/49	99,660
		Georgia Power Co., Senior Unsecured Notes:
70,000	A-	2.000% due 3/30/20	69,274
80,000	A-	3.250% due 3/30/27	75,009
15,000	A-	Indiana Michigan Power Co., Senior Unsecured Notes, 4.250% due 8/15/48	14,899
85,627	A-	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20(f)	88,995
400,000	A-	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	405,655
700,000	BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	733,891
775,000	A-	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	864,529
400,000	A+	MidAmerican Energy Co., 1st Mortgage Notes, 4.250% due 5/1/46	408,313
105,000	BBB	Mid-Atlantic Interstate Transmission LLC, Senior Unsecured Notes, 4.100% due 5/15/28(a)	104,913
		NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
800,000	BBB+	3.218% (3-Month USD-LIBOR + 0.480%) due 5/4/21(c)	800,365
50,000	BBB+	3.550% due 5/1/27	48,766

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 1.6% — (continued)
		Northern States Power Co., 1st Mortgage Notes:
$70,000	A	3.600% due 5/15/46	$65,473
80,000	A	3.600% due 9/15/47	74,725
20,000	A	4.200% due 9/1/48	19,942
		Ohio Power Co., Senior Unsecured Notes:
40,000	A-	6.600% due 2/15/33	50,454
30,000	A-	4.150% due 4/1/48	29,957
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
90,000	A+	3.700% due 11/15/28	91,270
20,000	A+	3.800% due 9/30/47	19,274
70,000	D	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34(f)(g)	64,575
		PacifiCorp, 1st Mortgage Notes:
120,000	A+	5.750% due 4/1/37	142,490
30,000	A+	6.350% due 7/15/38	37,719
55,000	A+	4.150% due 2/15/50	54,521
95,000	A-	PECO Energy Co., 1st Mortgage Notes, 3.900% due 3/1/48	91,953
500,000	BBB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	495,014
500,000	A	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.000% due 6/1/44	480,704
90,000	BBB+	Sempra Energy, Senior Unsecured Notes, 3.287% (3-Month USD-LIBOR + 0.500%) due 1/15/21(c)	89,029
130,000	BBB+	Southern Power Co., Senior Unsecured Notes, 2.375% due 6/1/20	129,108
70,000	A-	Southwestern Electric Power Co., Senior Unsecured Notes, 4.100% due 9/15/28	71,031
70,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 4.450% due 6/15/49	69,716
		Virginia Electric & Power Co., Senior Unsecured Notes:
205,000	BBB+	2.750% due 3/15/23	202,060
90,000	BBB+	3.800% due 4/1/28	91,078
195,000	BBB+	6.000% due 5/15/37	234,015
25,000	BBB+	6.350% due 11/30/37	30,963
70,000	BBB+	4.000% due 1/15/43	66,593
595,000	BBB+	4.000% due 11/15/46	569,849
25,000	BBB+	4.600% due 12/1/48	26,193
45,000	BBB+	WEC Energy Group Inc., Senior Unsecured Notes, 3.375% due 6/15/21	45,269

		Total Electric	13,883,199

Electronics — 0.1%
		Agilent Technologies Inc., Senior Unsecured Notes:
120,000	BBB+	3.200% due 10/1/22	119,474
10,000	BBB+	3.050% due 9/22/26	9,419
10,000	BBB-	Avnet Inc., Senior Unsecured Notes, 4.625% due 4/15/26	9,957
		Corning Inc., Senior Unsecured Notes:
15,000	BBB+	3.700% due 11/15/23	15,172
205,000	BBB+	4.375% due 11/15/57	179,692
65,000	BB-	Itron Inc., Company Guaranteed Notes, 5.000% due 1/15/26(a)	63,375
58,000	BBB-	Trimble Inc., Senior Unsecured Notes, 4.150% due 6/15/23	58,167
20,000	A-	Tyco Electronics Group SA, Company Guaranteed Notes, 3.450% due 8/1/24	19,854

		Total Electronics	475,110

Entertainment — 0.0%
85,000	B+	Churchill Downs Inc., Company Guaranteed Notes, 4.750% due 1/15/28(a)	81,617

Environmental Control — 0.1%
72,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 6/1/21	72,180
		Republic Services Inc., Senior Unsecured Notes:
270,000	BBB+	5.500% due 9/15/19	273,616
150,000	BBB+	3.200% due 3/15/25	147,740
20,000	BBB+	2.900% due 7/1/26	19,112
140,000	BBB+	3.375% due 11/15/27	137,544

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Environmental Control — 0.1% — (continued)
		Waste Management Inc., Company Guaranteed Notes:
$40,000	A-	4.600% due 3/1/21	$40,970
100,000	A-	3.500% due 5/15/24	100,859
50,000	A-	3.125% due 3/1/25	49,428
70,000	A-	7.375% due 5/15/29	87,841

		Total Environmental Control	929,290

Food — 0.7%
395,000	BBB-	Campbell Soup Co., Senior Unsecured Notes, 3.300% due 3/15/21	394,627
95,000	CCC+	Chobani LLC/Chobani Finance Corp., Inc., Company Guaranteed Notes, 7.500% due 4/15/25(a)	85,975
275,000	BBB-	Conagra Brands Inc., Senior Unsecured Notes, 4.850% due 11/1/28	276,098
		Danone SA, Senior Unsecured Notes:
750,000	BBB+	1.691% due 10/30/19(a)	742,744
1,130,000	BBB+	2.077% due 11/2/21(a)	1,097,223
670,000	BBB	General Mills Inc., Senior Unsecured Notes, 3.700% due 10/17/23	676,962
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
310,000	BBB	5.375% due 2/10/20	316,237
80,000	BBB	3.950% due 7/15/25	79,306
10,000	BBB	3.000% due 6/1/26	9,244
50,000	BBB	5.000% due 7/15/35	47,446
110,000	BBB	5.200% due 7/15/45	102,510
525,000	BBB	4.375% due 6/1/46	436,177
56,000	BBB	Secured Notes, 4.875% due 2/15/25(a)	56,953
280,000	BBB	Kroger Co. (The), Senior Unsecured Notes, 5.400% due 1/15/49	276,961
500,000	BBB	Mondelez International Holdings Netherlands BV, Company Guaranteed Notes, 2.000% due 10/28/21(a)	484,365
102,000	BB-	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(a)	100,470
		Post Holdings Inc., Company Guaranteed Notes:
45,000	B+	5.000% due 8/15/26(a)	43,481
37,000	B+	5.750% due 3/1/27(a)	36,584
100,000	B+	5.625% due 1/15/28(a)	97,000
200,000	AA-	Seven & i Holdings Co., Ltd., Senior Unsecured Notes, 3.350% due 9/17/21(a)	201,349
85,000	BBB+	Sysco Corp., Company Guaranteed Notes, 3.550% due 3/15/25	84,810
		Tyson Foods Inc., Senior Unsecured Notes:
305,000	BBB	3.900% due 9/28/23	309,852
25,000	BBB	5.100% due 9/28/48	24,266
140,000	A	WM Wrigley Jr Co., Senior Unsecured Notes, 2.900% due 10/21/19(a)	140,104

		Total Food	6,120,744

Forest Products & Paper — 0.1%
		Georgia-Pacific LLC:
19,000	A+	Company Guaranteed Notes, 5.400% due 11/1/20(a)	19,699
		Senior Unsecured Notes:
55,000	A+	3.734% due 7/15/23(a)	55,634
40,000	A+	3.600% due 3/1/25(a)	40,303
85,000	BBB	International Paper Co., Senior Unsecured Notes, 4.350% due 8/15/48	75,510
160,000	B+	Resolute Forest Products Inc., Company Guaranteed Notes, 5.875% due 5/15/23	159,000

		Total Forest Products & Paper	350,146

Gas — 0.1%
30,000	A	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 3/15/49	29,652
195,000	BBB+	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 4.100% due 9/1/47	183,500
		NiSource Inc., Senior Unsecured Notes:
400,000	BBB+	2.650% due 11/17/22	388,494

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Gas — 0.1% — (continued)
$140,000	BBB+	3.490% due 5/15/27	$135,831
250,000	A-	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.400% due 5/30/47	241,573

		Total Gas	979,050

Healthcare — Products — 0.5%
		Abbott Laboratories, Senior Unsecured Notes:
151,000	BBB	3.400% due 11/30/23	152,508
190,000	BBB	2.950% due 3/15/25	186,656
146,000	BBB	3.750% due 11/30/26	148,195
70,000	BBB	4.750% due 11/30/36	75,413
150,000	BBB	4.900% due 11/30/46	164,201
		Becton Dickinson & Co., Senior Unsecured Notes:
265,000	BBB	2.404% due 6/5/20	262,401
500,000	BBB	2.894% due 6/6/22	495,028
595,000	BBB	3.363% due 6/6/24	586,232
61,000	BBB	3.734% due 12/15/24	61,114
60,000	BBB	4.685% due 12/15/44	58,838
100,000	BB-	Hologic Inc., Company Guaranteed Notes, 4.625% due 2/1/28(a)	97,000
120,000	A	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	119,433
		Medtronic Inc., Company Guaranteed Notes:
505,000	A	3.500% due 3/15/25	513,459
140,000	A	4.375% due 3/15/35	147,764
80,000	A	5.550% due 3/15/40	96,668
13,000	WR(b)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	11,342
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
45,000	BBB+	3.150% due 1/15/23	44,814
205,000	BBB+	3.000% due 4/15/23	202,255
60,000	BBB+	4.150% due 2/1/24	62,021
20,000	BBB+	2.950% due 9/19/26	18,884
80,000	BBB+	3.200% due 8/15/27	76,034
500,000	BBB	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 2.700% due 4/1/20	497,812

		Total Healthcare — Products	4,078,072

Healthcare — Services — 1.0%
		Aetna Inc., Senior Unsecured Notes:
500,000	BBB	4.125% due 6/1/21	508,417
40,000	BBB	2.800% due 6/15/23	38,975
55,000	BBB	4.125% due 11/15/42	47,997
10,000	BBB	3.875% due 8/15/47	8,274
		Anthem Inc., Senior Unsecured Notes:
450,000	A	3.125% due 5/15/22	449,502
135,000	A	2.950% due 12/1/22	133,959
525,000	A	3.650% due 12/1/27	516,877
40,000	A	4.375% due 12/1/47	38,224
160,000	B+	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 4.875% due 1/15/26(a)	159,200
		Centene Corp., Senior Unsecured Notes:
329,000	BB+	5.625% due 2/15/21	333,935
140,000	BB+	4.750% due 5/15/22	143,150
90,000	BB+	6.125% due 2/15/24	94,331
60,000	BB+	5.375% due 6/1/26(a)	62,400
26,000	B-	CHS/Community Health Systems Inc., Senior Secured Notes, 8.625% due 1/15/24(a)	26,845
		Cigna Holding Co., Company Guaranteed Notes:
125,000	A-	3.250% due 4/15/25	121,725
50,000	A-	3.050% due 10/15/27	46,189
30,000	BBB+	CommonSpirit Health, Secured Notes, 4.350% due 11/1/42	27,193

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 1.0% — (continued)
$780,000	BBB-	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(a)	$786,525
20,000	BBB-	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 5.750% due 2/15/21(a)	20,713
		HCA Inc.:
		Company Guaranteed Notes:
100,000	BB-	7.500% due 2/15/22	109,875
59,000	BB-	5.375% due 2/1/25	61,342
40,000	BB-	5.375% due 9/1/26	41,100
20,000	BB-	5.625% due 9/1/28	20,725
64,000	BB-	5.875% due 2/1/29	67,200
		Senior Secured Notes:
491,000	BBB-	6.500% due 2/15/20	505,807
10,000	BBB-	5.875% due 3/15/22	10,646
93,000	BBB-	5.000% due 3/15/24	97,263
129,000	BBB-	5.250% due 4/15/25	136,719
20,000	BBB-	5.250% due 6/15/26	21,124
160,000	BBB-	5.500% due 6/15/47	166,461
		Humana Inc., Senior Unsecured Notes:
360,000	BBB+	2.500% due 12/15/20	355,963
280,000	BBB+	3.150% due 12/1/22	279,154
30,000	BBB+	3.950% due 3/15/27	29,642
70,000	BBB+	4.625% due 12/1/42	69,599
40,000	BBB+	4.950% due 10/1/44	41,166
500,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.150% due 5/1/27	490,282
255,000	BB-	Molina Healthcare Inc., Company Guaranteed Notes, 5.375% due 11/15/22	263,845
		Tenet Healthcare Corp., Senior Secured Notes:
70,000	BB-	4.500% due 4/1/21	71,225
256,000	BB-	4.375% due 10/1/21	260,480
24,000	BB-	4.625% due 7/15/24	24,030
		UnitedHealth Group Inc., Senior Unsecured Notes:
120,000	A+	2.700% due 7/15/20	120,108
460,000	A+	3.375% due 11/15/21	465,621
80,000	A+	2.875% due 12/15/21	80,091
500,000	A+	3.850% due 6/15/28	513,478
50,000	A+	3.875% due 12/15/28	51,438
22,000	A+	4.250% due 3/15/43	22,428
190,000	A+	4.750% due 7/15/45	206,891
70,000	A+	3.750% due 10/15/47	65,861
104,000	BB	WellCare Health Plans Inc., Senior Unsecured Notes, 5.375% due 8/15/26(a)	107,250

		Total Healthcare — Services	8,321,245

Home Builders — 0.0%
		Lennar Corp., Company Guaranteed Notes:
10,000	BB+	5.000% due 6/15/27	9,837
150,000	BB+	4.750% due 11/29/27	146,250
50,000	BB+	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.375% due 4/15/23	50,225

		Total Home Builders	206,312

Household Products/Wares — 0.0%
		Central Garden & Pet Co., Company Guaranteed Notes:
48,000	BB	6.125% due 11/15/23	50,040
128,000	BB	5.125% due 2/1/28	119,040
45,000	A-	Clorox Co. (The), Senior Unsecured Notes, 3.900% due 5/15/28	46,052
90,000	B+	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	88,537

		Total Household Products/Wares	303,669

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Housewares — 0.0%
		Newell Brands Inc., Senior Unsecured Notes:
$90,000	BBB-	3.850% due 4/1/23	$89,118
80,000	BBB-	4.200% due 4/1/26	75,335

		Total Housewares	164,453

Insurance — 0.6%
10,000	BBB+	American International Group Inc., Senior Unsecured Notes, 4.875% due 6/1/22	10,484
55,000	A-	Aon Corp., Company Guaranteed Notes, 4.500% due 12/15/28	56,700
		Aon PLC, Company Guaranteed Notes:
80,000	A-	3.875% due 12/15/25	81,442
46,000	A-	4.450% due 5/24/43	43,624
54,000	A-	4.600% due 6/14/44	53,504
80,000	A-	4.750% due 5/15/45	81,256
255,000	BBB+	AXA Equitable Holdings Inc., Senior Unsecured Notes, 3.900% due 4/20/23	256,095
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
400,000	AA	4.400% due 5/15/42	415,531
250,000	AA	4.250% due 1/15/49	253,861
		Berkshire Hathaway Inc., Senior Unsecured Notes:
45,000	AA	2.750% due 3/15/23	44,929
30,000	AA	3.125% due 3/15/26	29,717
30,000	BBB+	Brighthouse Financial Inc., Senior Unsecured Notes, 4.700% due 6/22/47	23,786
		Chubb INA Holdings Inc., Company Guaranteed Notes:
60,000	A	2.300% due 11/3/20	59,450
70,000	A	3.350% due 5/3/26	69,758
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	115,453
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(c)	906,636
44,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	42,345
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
190,000	A-	2.750% due 1/30/22	188,154
381,000	A-	3.500% due 6/3/24	382,988
40,000	A-	3.500% due 3/10/25	39,690
105,000	A-	4.350% due 1/30/47	102,964
		MetLife Inc.:
620,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	658,096
95,000	A-	Senior Unsecured Notes, 3.000% due 3/1/25	93,304
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 5.078% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(c)	849,611
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(a)	31,674
320,000	AA-	4.900% due 9/15/44(a)	341,894
55,000	BBB	Trinity Acquisition PLC, Company Guaranteed Notes, 4.400% due 3/15/26	55,806

		Total Insurance	5,288,752

Internet — 0.2%
200,000	A+	Alibaba Group Holding Ltd., Senior Unsecured Notes, 4.400% due 12/6/57	191,092
		Amazon.com Inc., Senior Unsecured Notes:
130,000	AA-	3.150% due 8/22/27	128,342
169,000	AA-	3.875% due 8/22/37	168,680
160,000	AA-	4.950% due 12/5/44	182,016
137,000	AA-	4.050% due 8/22/47	137,443
5,000	AA-	4.250% due 8/22/57	5,075
35,000	BBB+	eBay Inc., Senior Unsecured Notes, 4.000% due 7/15/42	28,116
407,000	A+	Tencent Holdings Ltd., Senior Unsecured Notes, 2.985% due 1/19/23(a)	399,769

		Total Internet	1,240,533

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Investment Companies — 0.0%
$245,000	BBB-	Ares Capital Corp., Senior Unsecured Notes, 4.250% due 3/1/25	$232,662

Iron/Steel — 0.0%
30,000	BBB-	ArcelorMittal, Senior Unsecured Notes, 7.000% due 10/15/39	32,978
125,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	137,213

		Total Iron/Steel	170,191

Leisure Time — 0.0%
110,000	BB-	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	107,525

Lodging — 0.0%
10,000	BB+	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 5.125% due 5/1/26(a)	10,075
		Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes:
10,000	BB+	4.625% due 4/1/25	9,975
60,000	BB+	4.875% due 4/1/27	59,925
250,000	BBB-	Sands China Ltd., Senior Unsecured Notes, 5.125% due 8/8/25	255,945

		Total Lodging	335,920

Machinery — Construction & Mining — 0.0%
20,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	20,677

Machinery — Diversified — 0.1%
		John Deere Capital Corp., Senior Unsecured Notes:
90,000	A	2.250% due 4/17/19	89,954
70,000	A	1.700% due 1/15/20	69,379
5,000	A	2.650% due 1/6/22	4,966
320,000	BBB-	Nvent Finance Sarl, Company Guaranteed Notes, 3.950% due 4/15/23	316,525

		Total Machinery — Diversified	480,824

Media — 1.4%
		21st Century Fox America Inc., Company Guaranteed Notes:
30,000	BBB+	4.500% due 2/15/21	30,811
25,000	BBB+	6.200% due 12/15/34	30,982
30,000	BBB+	6.650% due 11/15/37	39,217
10,000	BBB+	6.900% due 8/15/39	13,417
		CBS Corp., Company Guaranteed Notes:
30,000	BBB	3.375% due 3/1/22	29,928
40,000	BBB	2.500% due 2/15/23	38,279
350,000	BBB	3.700% due 6/1/28	332,329
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
10,000	BB	5.250% due 9/30/22	10,213
300,000	BB	5.125% due 5/1/27(a)	296,001
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
50,000	BBB-	3.579% due 7/23/20	50,245
415,000	BBB-	4.464% due 7/23/22	425,965
285,000	BBB-	4.908% due 7/23/25	295,684
210,000	BBB-	3.750% due 2/15/28	196,616
260,000	BBB-	4.200% due 3/15/28	251,527
285,000	BBB-	5.050% due 3/30/29	291,660
215,000	BBB-	6.384% due 10/23/35	230,497
50,000	BBB-	5.375% due 4/1/38	48,307
325,000	BBB-	6.484% due 10/23/45	350,028
10,000	BBB-	5.750% due 4/1/48	10,013
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	195,291

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.4% — (continued)
		Comcast Corp., Company Guaranteed Notes:
$320,000	A-	3.300% due 10/1/20	$322,223
60,000	A-	3.450% due 10/1/21	60,769
300,000	A-	3.950% due 10/15/25	309,358
347,000	A-	2.350% due 1/15/27	318,256
55,000	A-	3.300% due 2/1/27	53,767
915,000	A-	4.150% due 10/15/28	945,893
290,000	A-	4.250% due 10/15/30	300,490
30,000	A-	6.500% due 11/15/35	36,793
100,000	A-	3.200% due 7/15/36	87,629
50,000	A-	3.900% due 3/1/38	47,100
307,000	A-	3.400% due 7/15/46	258,858
113,000	A-	3.969% due 11/1/47	104,850
740,000	A-	4.700% due 10/15/48	771,018
23,000	A-	3.999% due 11/1/49	21,421
39,000	A-	4.049% due 11/1/52	36,132
100,000	A-	4.950% due 10/15/58	105,441
		Cox Communications Inc., Senior Unsecured Notes:
40,000	BBB	3.250% due 12/15/22(a)	39,630
292,000	BBB	3.150% due 8/15/24(a)	284,827
18,000	BBB	3.350% due 9/15/26(a)	17,025
200,000	BB	CSC Holdings LLC, Senior Secured Notes, 5.500% due 5/15/26(a)	202,750
		Discovery Communications LLC, Company Guaranteed Notes:
35,000	BBB-	2.200% due 9/20/19	34,834
275,000	BBB-	2.750% due 11/15/19(a)	274,227
160,000	BBB-	2.950% due 3/20/23	155,129
51,000	BBB-	4.875% due 4/1/43	46,044
		DISH DBS Corp., Company Guaranteed Notes:
20,000	B-	5.125% due 5/1/20	20,200
90,000	B-	5.875% due 7/15/22	86,288
10,000	B-	5.875% due 11/15/24	8,460
50,000	B-	7.750% due 7/1/26	43,375
		Fox Corp., Company Guaranteed Notes:
100,000	BBB	4.030% due 1/25/24(a)	102,178
130,000	BBB	4.709% due 1/25/29(a)	135,147
40,000	BBB	5.476% due 1/25/39(a)	42,209
30,000	BBB	Historic TW Inc., Company Guaranteed Notes, 6.625% due 5/15/29	35,565
370,000	BBB-	Myriad International Holdings BV, Company Guaranteed Notes, 4.850% due 7/6/27(a)	372,992
		NBCUniversal Media LLC, Company Guaranteed Notes:
40,000	A-	5.150% due 4/30/20	41,047
180,000	A-	5.950% due 4/1/41	212,158
115,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(a)	115,144
		Time Warner Cable LLC, Senior Secured Notes:
440,000	BBB-	8.250% due 4/1/19	441,783
385,000	BBB-	4.000% due 9/1/21	388,658
230,000	BBB-	7.300% due 7/1/38	257,863
20,000	BBB-	5.875% due 11/15/40	19,785
490,000	BBB-	5.500% due 9/1/41	464,575
		Time Warner Entertainment Co. LP, Senior Secured Notes:
70,000	BBB-	8.375% due 3/15/23	80,791
40,000	BBB-	8.375% due 7/15/33	50,724
200,000	BB	UPCB Finance IV Ltd., Senior Secured Notes, 5.375% due 1/15/25(a)	205,000
		Viacom Inc., Senior Unsecured Notes:
40,000	BBB-	4.250% due 9/1/23	40,995
10,000	BBB-	3.875% due 4/1/24	10,011

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.4% — (continued)
$80,000	BBB-	4.375% due 3/15/43	$68,793
200,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.250% due 1/15/26(a)	200,958
		Warner Media LLC, Company Guaranteed Notes:
60,000	BBB	4.700% due 1/15/21	61,804
110,000	BBB	4.750% due 3/29/21	113,924
234,000	BBB	3.875% due 1/15/26	230,012
230,000	BBB	3.800% due 2/15/27	224,010
10,000	BBB	7.625% due 4/15/31	12,891
30,000	BBB	6.250% due 3/29/41	33,161
50,000	BBB	5.350% due 12/15/43	49,863

		Total Media	12,171,838

Mining — 0.4%
		Anglo American Capital PLC, Company Guaranteed Notes:
560,000	BBB-	3.625% due 9/11/24(a)	544,929
270,000	BBB-	4.750% due 4/10/27(a)	268,439
40,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 5.250% due 4/1/42	41,894
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB	5.700% due 5/30/41	76,819
90,000	BBB	5.750% due 5/1/43	99,849
		BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
150,000	A	5.000% due 9/30/43	171,541
310,000	BBB+	6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(a)(c)	340,512
		Freeport-McMoRan Inc., Company Guaranteed Notes:
40,000	BB	4.000% due 11/14/21	40,150
10,000	BB	3.875% due 3/15/23	9,880
10,000	BB	4.550% due 11/14/24	9,925
10,000	BB	5.450% due 3/15/43	8,825
		Glencore Funding LLC, Company Guaranteed Notes:
40,000	BBB+	2.875% due 4/16/20(a)	39,631
20,000	BBB+	4.125% due 5/30/23(a)	20,084
210,000	BBB+	4.625% due 4/29/24(a)	214,242
280,000	BBB+	4.000% due 3/27/27(a)	266,871
200,000	Baa2(b)	Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes, 6.530% due 11/15/28(a)	219,707
50,000	BBB	Newmont Mining Corp., Company Guaranteed Notes, 4.875% due 3/15/42	50,003
760,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	755,213
90,000	BB+	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	84,947

		Total Mining	3,263,461

Miscellaneous Manufacturers — 0.4%
20,000	BBB	Crane Co., Senior Unsecured Notes, 4.200% due 3/15/48	18,128
		Eaton Corp., Company Guaranteed Notes:
386,000	A-	2.750% due 11/2/22	381,422
185,000	A-	4.150% due 11/2/42	179,527
		General Electric Co.:
		Senior Unsecured Notes:
20,000	BBB+	5.500% due 1/8/20	20,397
250,000	BBB+	4.625% due 1/7/21	256,008
442,000	BBB+	4.650% due 10/17/21	455,650
420,000	BBB+	5.550% due 1/5/26	442,824
60,000	BBB+	6.750% due 3/15/32	68,775
1,025,000	BBB+	3.164% (3-Month USD-LIBOR + 0.480%) due 8/15/36(c)	780,699
122,000	BBB+	6.150% due 8/7/37	131,147
230,000	BBB+	5.875% due 1/14/38	241,850
258,000	BBB+	6.875% due 1/10/39	299,261

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Miscellaneous Manufacturers — 0.4% — (continued)
$70,000	BBB+	4.500% due 3/11/44	$62,581
141,000	BBB	Subordinated Notes, 5.300% due 2/11/21	145,117

		Total Miscellaneous Manufacturers	3,483,386

Office/Business Equipment — 0.0%
125,000	BB+	Pitney Bowes Inc., Senior Unsecured Notes, 3.875% due 9/15/20	124,219

Oil & Gas — 2.1%
140,000	BBB	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	170,457
		Anadarko Petroleum Corp., Senior Unsecured Notes:
56,000	BBB	4.850% due 3/15/21	57,568
760,000	BBB	5.550% due 3/15/26	813,735
40,000	BBB	6.450% due 9/15/36	45,071
150,000	BBB	4.500% due 7/15/44	135,925
40,000	BBB	6.600% due 3/15/46	47,524
130,000	BBB	7.730% due 9/15/96	157,009
30,000	BB+	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 11/1/21	30,225
		Apache Corp., Senior Unsecured Notes:
181,000	BBB	3.250% due 4/15/22	179,510
190,000	BBB	4.375% due 10/15/28	186,970
280,000	BBB	5.100% due 9/1/40	267,783
4,000	BBB	4.750% due 4/15/43	3,643
60,000	BBB	4.250% due 1/15/44	51,436
		BP Capital Markets America Inc., Company Guaranteed Notes:
110,000	A-	3.245% due 5/6/22	110,879
230,000	A-	3.216% due 11/28/23	230,592
40,000	A-	3.119% due 5/4/26	39,071
		BP Capital Markets PLC, Company Guaranteed Notes:
270,000	A-	3.814% due 2/10/24	277,653
30,000	A-	3.535% due 11/4/24	30,496
270,000	A-	3.506% due 3/17/25	272,606
94,000	BBB+	Canadian Natural Resources Ltd., Senior Unsecured Notes, 3.850% due 6/1/27	92,108
28,000	BB-	Centennial Resource Production LLC, Company Guaranteed Notes, 5.375% due 1/15/26(a)	26,880
30,000	B+	Chesapeake Energy Corp., Company Guaranteed Notes, 6.125% due 2/15/21	30,825
270,000	AA	Chevron Corp., Senior Unsecured Notes, 2.954% due 5/16/26	265,821
		Cimarex Energy Co., Senior Unsecured Notes:
462,000	BBB-	4.375% due 6/1/24	470,236
286,000	BBB-	3.900% due 5/15/27	275,895
530,000	A+	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	525,404
		Concho Resources Inc., Company Guaranteed Notes:
20,000	BBB-	4.375% due 1/15/25	20,252
100,000	BBB-	3.750% due 10/1/27	97,109
150,000	BBB-	4.300% due 8/15/28	151,150
		Continental Resources Inc., Company Guaranteed Notes:
240,000	BBB-	5.000% due 9/15/22	242,754
470,000	BBB-	4.500% due 4/15/23	479,440
1,050,000	BBB-	3.800% due 6/1/24	1,038,257
30,000	BBB-	4.375% due 1/15/28	29,932
		Devon Energy Corp., Senior Unsecured Notes:
630,000	BBB	3.250% due 5/15/22	628,292
280,000	BBB	5.850% due 12/15/25	309,527
190,000	BBB	5.600% due 7/15/41	206,033
10,000	BBB	4.750% due 5/15/42	9,771
50,000	BB+	Diamondback Energy Inc., Company Guaranteed Notes, 5.375% due 5/31/25	51,875

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 2.1% — (continued)
		Ecopetrol SA, Senior Unsecured Notes:
$95,000	BBB-	4.125% due 1/16/25	$94,943
750,000	BBB-	5.875% due 5/28/45	759,038
29,000	BB-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	31,030
150,000	A-	EOG Resources Inc., Senior Unsecured Notes, 3.900% due 4/1/35	146,699
		Exxon Mobil Corp., Senior Unsecured Notes:
150,000	AA+	2.726% due 3/1/23	149,407
380,000	AA+	3.043% due 3/1/26	377,405
70,000	AA+	4.114% due 3/1/46	72,981
		Kerr-McGee Corp., Company Guaranteed Notes:
200,000	BBB	6.950% due 7/1/24	225,610
75,000	BBB	7.875% due 9/15/31	92,847
210,000	BBB-	Marathon Oil Corp., Senior Unsecured Notes, 2.700% due 6/1/20	208,041
		Marathon Petroleum Corp., Senior Unsecured Notes:
110,000	BBB	4.750% due 12/15/23(a)	114,421
40,000	BBB	6.500% due 3/1/41	46,276
90,000	BB-	Matador Resources Co., Company Guaranteed Notes, 5.875% due 9/15/26	90,000
		Noble Energy Inc., Senior Unsecured Notes:
60,000	BBB	4.150% due 12/15/21	61,080
120,000	BBB	3.850% due 1/15/28	113,860
110,000	BBB	5.250% due 11/15/43	103,548
60,000	BBB	4.950% due 8/15/47	56,231
29,000	BB-	Oasis Petroleum Inc., Company Guaranteed Notes, 6.875% due 1/15/23	28,891
		Occidental Petroleum Corp., Senior Unsecured Notes:
100,000	A	3.125% due 2/15/22	100,757
100,000	A	2.700% due 2/15/23	98,716
90,000	A	3.400% due 4/15/26	90,222
90,000	A	4.625% due 6/15/45	94,726
30,000	A	4.100% due 2/15/47	29,407
260,000	A	4.200% due 3/15/48	260,924
75,000	BB-	Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes, 5.375% due 1/15/25(a)	75,563
		Petrobras Global Finance BV, Company Guaranteed Notes:
1,358,000	BB-	5.299% due 1/27/25	1,374,296
360,000	BB-	5.750% due 2/1/29	359,766
68,000	A-	Petro-Canada, Senior Unsecured Notes, 6.800% due 5/15/38	83,893
		Petroleos Mexicanos, Company Guaranteed Notes:
255,000	BBB+	6.000% due 3/5/20	259,748
610,000	BBB+	3.500% due 1/30/23	569,679
865,000	BBB+	6.500% due 3/13/27	837,320
140,000	BBB+	5.350% due 2/12/28	125,300
575,000	BBB+	6.500% due 1/23/29	548,061
19,000	BBB+	6.625% due 6/15/35	17,290
35,000	BBB+	6.500% due 6/2/41	30,537
49,000	BBB	Pioneer Natural Resources Co., Senior Unsecured Notes, 3.950% due 7/15/22	49,736
100,000	BB-	QEP Resources Inc., Senior Unsecured Notes, 6.875% due 3/1/21	103,875
		Range Resources Corp., Company Guaranteed Notes:
20,000	BB+	5.875% due 7/1/22	20,300
110,000	BB+	5.000% due 3/15/23	106,700
30,000	BB+	4.875% due 5/15/25	27,628
		Shell International Finance BV, Company Guaranteed Notes:
180,000	AA-	4.375% due 3/25/20	183,148
75,000	AA-	3.500% due 11/13/23	76,702
75,000	AA-	3.250% due 5/11/25	75,326

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 2.1% — (continued)
$260,000	AA-	2.875% due 5/10/26	$252,878
50,000	AA-	3.875% due 11/13/28	51,891
114,000	AA-	4.550% due 8/12/43	122,185
220,000	AA-	4.375% due 5/11/45	231,719
40,000	AA-	4.000% due 5/10/46	40,015
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	414,057
5,000	A-	Suncor Energy Inc., Senior Unsecured Notes, 4.000% due 11/15/47	4,655
55,755	B+	Transocean Guardian Ltd., Senior Secured Notes, 5.875% due 1/15/24(a)	56,940
192,780	B+	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(a)	195,672
40,000	B+	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	41,200
		Whiting Petroleum Corp., Company Guaranteed Notes:
60,000	BB	5.750% due 3/15/21	61,050
30,000	BB	6.250% due 4/1/23	30,300
30,000	BB	6.625% due 1/15/26	29,550

		Total Oil & Gas	17,963,754

Oil & Gas Services — 0.1%
		Halliburton Co., Senior Unsecured Notes:
220,000	A-	3.800% due 11/15/25	221,263
20,000	A-	4.850% due 11/15/35	20,288
50,000	A-	5.000% due 11/15/45	51,483
105,000	BBB	Patterson-UTI Energy Inc., Company Guaranteed Notes, 3.950% due 2/1/28	97,187
		Schlumberger Holdings Corp., Senior Unsecured Notes:
170,000	AA-	3.000% due 12/21/20(a)	169,510
120,000	AA-	4.000% due 12/21/25(a)	121,052
20,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(a)	20,342
100,000	B+	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(a)	102,500

		Total Oil & Gas Services	803,625

Packaging & Containers — 0.3%
500,000	BBB	Amcor Finance USA Inc., Company Guaranteed Notes, 4.500% due 5/15/28(a)	507,493
130,000	BB+	Ball Corp., Company Guaranteed Notes, 4.000% due 11/15/23	130,650
		Berry Global Inc., Secured Notes:
80,000	BB+	5.125% due 7/15/23	80,400
40,000	BB+	4.500% due 2/15/26(a)	37,950
24,000	BB	OI European Group BV, Company Guaranteed Notes, 4.000% due 3/15/23(a)	23,520
218,049	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	218,758
235,000	BB+	Sealed Air Corp., Company Guaranteed Notes, 5.500% due 9/15/25(a)	245,575
175,000	BB-	Silgan Holdings Inc., Senior Unsecured Notes, 4.750% due 3/15/25	172,375
		WestRock RKT LLC, Company Guaranteed Notes:
600,000	BBB	3.500% due 3/1/20	601,498
39,000	BBB	4.900% due 3/1/22	40,080
20,000	BBB	4.000% due 3/1/23	20,222
280,000	BBB	WRKCo Inc., Company Guaranteed Notes, 4.900% due 3/15/29	294,675

		Total Packaging & Containers	2,373,196

Pharmaceuticals — 1.9%
		AbbVie Inc., Senior Unsecured Notes:
90,000	A-	3.375% due 11/14/21	90,482
445,000	A-	3.600% due 5/14/25	437,884
20,000	A-	4.500% due 5/14/35	18,730
15,000	A-	4.300% due 5/14/36	13,703
389,000	A-	4.400% due 11/6/42	346,206
35,000	A-	4.700% due 5/14/45	32,113
250,000	BBB	Allergan Finance LLC, Company Guaranteed Notes, 3.250% due 10/1/22	246,918

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 1.9% — (continued)
		Allergan Funding SCS, Company Guaranteed Notes:
$495,000	BBB	3.450% due 3/15/22	$493,212
40,000	BBB	3.850% due 6/15/24	39,904
567,000	BBB	3.800% due 3/15/25	560,658
130,000	BBB	4.550% due 3/15/35	121,434
150,000	BBB	4.750% due 3/15/45	138,657
		AstraZeneca PLC, Senior Unsecured Notes:
40,000	BBB+	2.375% due 6/12/22	39,042
200,000	BBB+	3.375% due 11/16/25	196,859
		Bausch Health Cos., Inc.:
		Company Guaranteed Notes:
81,000	B-	5.500% due 3/1/23(a)	80,899
260,000	B-	6.125% due 4/15/25(a)	250,900
209,000	BB-	Senior Secured Notes, 5.500% due 11/1/25(a)	211,613
560,000	BBB	Bayer US Finance II LLC, Company Guaranteed Notes, 4.375% due 12/15/28(a)	545,888
		Bayer US Finance LLC, Company Guaranteed Notes:
350,000	BBB	2.375% due 10/8/19(a)	348,487
665,000	BBB	3.000% due 10/8/21(a)	656,026
515,000	BBB	3.375% due 10/8/24(a)	495,267
		Cardinal Health Inc., Senior Unsecured Notes:
20,000	BBB+	4.625% due 12/15/20	20,503
70,000	BBB+	2.616% due 6/15/22	68,051
350,000	BBB+	3.079% due 6/15/24	336,879
		Cigna Corp., Company Guaranteed Notes:
580,000	A-	3.200% due 9/17/20(a)	580,939
110,000	A-	3.400% due 9/17/21(a)	110,717
410,000	A-	3.750% due 7/15/23(a)	415,382
90,000	A-	4.125% due 11/15/25(a)	91,515
720,000	A-	4.375% due 10/15/28(a)	730,788
500,000	A-	4.900% due 12/15/48(a)	495,359
		CVS Health Corp., Senior Unsecured Notes:
5,000	BBB	2.800% due 7/20/20	4,977
185,000	BBB	3.350% due 3/9/21	185,628
340,000	BBB	2.750% due 12/1/22	332,217
830,000	BBB	3.700% due 3/9/23	834,835
150,000	BBB	4.100% due 3/25/25	152,147
116,000	BBB	3.875% due 7/20/25	115,998
1,560,000	BBB	4.300% due 3/25/28	1,562,351
140,000	BBB	4.780% due 3/25/38	136,145
105,000	BBB	5.125% due 7/20/45	103,889
735,000	BBB	5.050% due 3/25/48	727,871
169,398	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	182,658
		Eli Lilly & Co., Senior Unsecured Notes:
40,000	A+	3.100% due 5/15/27	39,216
35,000	A+	4.150% due 3/15/59	34,232
180,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	179,656
		Johnson & Johnson, Senior Unsecured Notes:
400,000	AAA	2.450% due 3/1/26	382,716
80,000	AAA	2.950% due 3/3/27	78,225
150,000	AAA	2.900% due 1/15/28	145,759
110,000	AAA	3.625% due 3/3/37	107,460
90,000	AA	Merck & Co., Inc., Senior Unsecured Notes, 2.750% due 2/10/25	88,267
		Novartis Capital Corp., Company Guaranteed Notes:
6,000	AA-	3.000% due 11/20/25	5,973
15,000	AA-	3.100% due 5/17/27	14,814

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 1.9% — (continued)
$55,000	AA	Pfizer Inc., Senior Unsecured Notes, 4.125% due 12/15/46	$56,038
		Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes:
300,000	BBB+	1.900% due 9/23/19	297,926
555,000	BBB+	2.400% due 9/23/21	542,820
179,000	BBB+	2.875% due 9/23/23	172,914
205,000	BBB+	3.200% due 9/23/26	193,001
400,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 5.000% due 11/26/28(a)	419,583
80,000	BB	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 3.650% due 11/10/21	78,056
90,000	BB	Teva Pharmaceutical Finance IV BV, Company Guaranteed Notes, 3.650% due 11/10/21	87,813
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
170,000	BB	1.700% due 7/19/19	169,396
470,000	BB	2.200% due 7/21/21	446,874
40,000	BB	2.800% due 7/21/23	36,241
130,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	160,653

		Total Pharmaceuticals	16,291,364

Pipelines — 1.9%
		Andeavor Logistics LP/Tesoro Logistics Finance Corp., Company Guaranteed Notes:
73,000	BBB-	6.250% due 10/15/22	75,007
150,000	BBB-	6.375% due 5/1/24	157,688
1,045,000	BBB-	5.250% due 1/15/25	1,064,065
70,000	B	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	71,312
		Buckeye Partners LP, Senior Unsecured Notes:
55,000	BBB-	4.875% due 2/1/21	55,995
240,000	BBB-	3.950% due 12/1/26	224,803
153,000	BBB-	5.850% due 11/15/43	144,228
112,000	BBB-	5.600% due 10/15/44	103,514
50,000	BB	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 5.125% due 6/30/27	51,125
285,000	BBB	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	323,667
169,000	BB+	Energy Transfer LP, Senior Secured Notes, 5.500% due 6/1/27	177,872
		Energy Transfer Operating LP, Company Guaranteed Notes:
55,000	BBB-	4.650% due 6/1/21	56,452
50,000	BBB-	5.200% due 2/1/22	52,151
270,000	BBB-	4.500% due 4/15/24	277,858
178,000	BBB-	4.750% due 1/15/26	181,629
30,000	BBB-	4.950% due 6/15/28	30,613
90,000	BBB-	5.250% due 4/15/29	94,056
300,000	BBB-	8.250% due 11/15/29	362,318
105,000	BBB-	4.900% due 3/15/35	98,058
75,000	BBB-	5.150% due 3/15/45	69,749
200,000	BBB-	6.000% due 6/15/48	207,263
10,000	BBB-	6.250% due 4/15/49	10,769
50,000	BBB-	Energy Transfer Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 4.500% due 11/1/23	51,362
40,000	BB+	EnLink Midstream Partners LP, Senior Unsecured Notes, 2.700% due 4/1/19	40,025
		Enterprise Products Operating LLC, Company Guaranteed Notes:
340,000	BBB+	4.150% due 10/16/28	349,347
165,000	BBB+	4.450% due 2/15/43	159,578
190,000	BBB-	5.250% (3-Month USD-LIBOR + 3.033%) due 8/16/77(c)	174,509
420,000	BBB-	EQM Midstream Partners LP, Senior Unsecured Notes, 5.500% due 7/15/28	419,295
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
120,000	BBB	6.850% due 2/15/20	124,152
50,000	BBB	3.500% due 3/1/21	50,334
75,000	BBB	3.500% due 9/1/23	75,058
200,000	BBB	4.250% due 9/1/24	205,713

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.9% — (continued)
$150,000	BBB	6.375% due 3/1/41	$170,056
140,000	BBB	5.400% due 9/1/44	143,144
		Kinder Morgan Inc., Company Guaranteed Notes:
200,000	BBB	3.050% due 12/1/19	200,035
490,000	BBB	4.300% due 3/1/28	495,882
10,000	BBB	5.550% due 6/1/45	10,508
35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	32,006
		MPLX LP, Senior Unsecured Notes:
110,000	BBB	4.500% due 7/15/23	113,828
130,000	BBB	4.875% due 12/1/24	135,796
80,000	BBB	4.000% due 2/15/25	79,655
330,000	BBB	4.875% due 6/1/25	343,552
155,000	BBB	4.125% due 3/1/27	152,133
260,000	BBB	4.800% due 2/15/29	266,552
150,000	BBB	4.500% due 4/15/38	138,529
40,000	BBB	5.200% due 3/1/47	39,067
260,000	BBB	4.700% due 4/15/48	238,789
150,000	BBB	5.500% due 2/15/49	153,563
59,000	BBB-	NGPL PipeCo LLC, Senior Unsecured Notes, 4.375% due 8/15/22(a)	59,885
190,000	A	Northern Natural Gas Co., Senior Unsecured Notes, 4.300% due 1/15/49(a)	183,379
210,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	207,314
1,000,000	BBB-	Panhandle Eastern Pipe Line Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,011,926
282,030	BBB	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(a)	331,779
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
15,000	BBB-	3.650% due 6/1/22	14,928
300,000	BBB-	4.650% due 10/15/25	306,709
177,000	BBB-	Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.625% due 4/15/20(a)	181,425
420,455	BBB-	Ruby Pipeline LLC, Senior Unsecured Notes, 6.000% due 4/1/22(a)	405,797
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
105,000	BBB-	5.625% due 4/15/23	111,896
644,000	BBB-	5.750% due 5/15/24	697,486
322,000	BBB-	5.625% due 3/1/25	348,976
110,000	BBB-	5.875% due 6/30/26	120,050
58,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	74,750
95,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 3.500% due 3/15/25	93,784
		Sunoco Logistics Partners Operations LP, Company Guaranteed Notes:
20,000	BBB-	4.650% due 2/15/22	20,602
90,000	BBB-	3.900% due 7/15/26	87,458
35,000	BBB-	5.350% due 5/15/45	33,003
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BB	4.250% due 11/15/23	49,500
40,000	BB	5.875% due 4/15/26(a)	41,800
50,000	BB	6.500% due 7/15/27(a)	53,000
60,000	BB	6.875% due 1/15/29(a)	64,013
		Texas Eastern Transmission LP, Senior Unsecured Notes:
30,000	BBB+	2.800% due 10/15/22(a)	29,134
106,000	BBB+	3.500% due 1/15/28(a)	101,155
330,000	BBB+	4.150% due 1/15/48(a)	299,981
		TransCanada PipeLines Ltd., Senior Unsecured Notes:
50,000	BBB+	2.500% due 8/1/22	49,037
170,000	BBB+	4.875% due 1/15/26	179,898
23,000	BBB+	5.850% due 3/15/36	25,384
82,000	BBB+	6.100% due 6/1/40	95,144

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.9% — (continued)
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
$546,000	BBB	7.850% due 2/1/26	$669,655
205,000	BBB	4.000% due 3/15/28	202,541
340,000	BBB	4.600% due 3/15/48	324,541
140,000	BBB-	Western Gas Partner LP, Senior Unsecured Notes, 4.000% due 7/1/22	140,737
		Williams Cos., Inc. (The), Senior Unsecured Notes:
70,000	BBB	5.250% due 3/15/20	71,482
30,000	BBB	4.125% due 11/15/20	30,367
336,000	BBB	7.875% due 9/1/21	369,503
100,000	BBB	7.500% due 1/15/31	120,675
260,000	BBB	7.750% due 6/15/31	312,720
116,000	BBB	8.750% due 3/15/32	156,225

		Total Pipelines	15,930,299

Real Estate Investment Trusts (REITs) — 0.9%
600,000	BBB	American Campus Communities Operating Partnership LP, Company Guaranteed Notes, 3.350% due 10/1/20	600,066
		Boston Properties LP, Senior Unsecured Notes:
235,000	A-	3.200% due 1/15/25	228,931
400,000	A-	2.750% due 10/1/26	370,688
464,000	BBB-	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	467,587
		Crown Castle International Corp., Senior Unsecured Notes:
10,000	BBB-	3.400% due 2/15/21	10,031
35,000	BBB-	5.250% due 1/15/23	37,000
15,000	BBB-	3.700% due 6/15/26	14,645
25,000	BBB-	4.750% due 5/15/47	23,655
80,000	A-	ERP Operating LP, Senior Unsecured Notes, 4.500% due 7/1/44	82,737
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
650,000	BBB-	4.875% due 11/1/20	661,375
290,000	BBB-	5.250% due 6/1/25	301,017
520,000	BBB-	5.375% due 4/15/26	537,087
220,000	BBB-	5.300% due 1/15/29	223,898
555,000	BBB+	HCP Inc., Senior Unsecured Notes, 4.250% due 11/15/23	567,778
400,000	BBB	Highwoods Realty LP, Senior Unsecured Notes, 3.200% due 6/15/21	396,197
350,000	BBB	Life Storage LP, Company Guaranteed Notes, 3.875% due 12/15/27	336,654
190,000	BB-	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 4.500% due 1/15/28	178,600
160,000	A-	Realty Income Corp., Senior Unsecured Notes, 3.000% due 1/15/27	151,081
400,000	BBB-	Reckson Operating Partnership LP, Company Guaranteed Notes, 7.750% due 3/15/20	417,117
69,000	BB-	SBA Communications Corp., Senior Unsecured Notes, 4.875% due 9/1/24	69,173
1,240,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 2.700% due 4/1/20	1,236,417
695,000	BBB+	Welltower Inc., Senior Unsecured Notes, 4.950% due 1/15/21	713,454

		Total Real Estate Investment Trusts (REITs)	7,625,188

Retail — 0.4%
250,000	BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 3.550% due 7/26/27(a)	238,597
40,000	B+	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.875% due 11/1/25(a)	37,388
		Home Depot Inc. (The), Senior Unsecured Notes:
60,000	A	3.000% due 4/1/26	59,155
10,000	A	2.125% due 9/15/26	9,269
210,000	A	3.900% due 12/6/28	218,009
85,000	BB	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Company Guaranteed Notes, 5.250% due 6/1/26(a)	86,700

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 0.4% — (continued)
		Lowe’s Cos., Inc., Senior Unsecured Notes:
$45,000	BBB+	2.500% due 4/15/26	$41,182
85,000	BBB+	3.700% due 4/15/46	72,097
		McDonald’s Corp., Senior Unsecured Notes:
380,000	BBB+	3.700% due 1/30/26	382,784
40,000	BBB+	3.800% due 4/1/28	39,992
10,000	BBB+	3.700% due 2/15/42	8,903
180,000	BBB+	4.600% due 5/26/45	178,234
40,000	BBB+	4.875% due 12/9/45	41,305
30,000	BBB+	4.450% due 3/1/47	29,244
233,000	CCC+	Rite Aid Corp., Company Guaranteed Notes, 6.125% due 4/1/23(a)	199,506
		Starbucks Corp., Senior Unsecured Notes:
45,000	BBB+	3.800% due 8/15/25	45,711
30,000	BBB+	3.750% due 12/1/47	25,744
15,000	BBB+	4.500% due 11/15/48	14,486
30,000	BBB-	Tapestry Inc., Senior Unsecured Notes, 4.125% due 7/15/27	27,940
30,000	BBB	Walgreen Co., Company Guaranteed Notes, 4.400% due 9/15/42	27,028
		Walgreens Boots Alliance Inc., Senior Unsecured Notes:
855,000	BBB	3.450% due 6/1/26	819,914
130,000	BBB	4.800% due 11/18/44	121,602
		Walmart Inc., Senior Unsecured Notes:
290,000	AA	3.700% due 6/26/28	297,539
15,000	AA	4.000% due 4/11/43	14,954
73,000	AA	4.300% due 4/22/44	76,404

		Total Retail	3,113,687

Semiconductors — 0.5%
		Analog Devices Inc., Senior Unsecured Notes:
120,000	BBB	2.850% due 3/12/20	120,195
60,000	BBB	3.500% due 12/5/26	57,731
10,000	BBB	5.300% due 12/15/45	10,480
		Applied Materials Inc., Senior Unsecured Notes:
100,000	A-	3.900% due 10/1/25	103,209
35,000	A-	3.300% due 4/1/27	34,619
75,000	A-	4.350% due 4/1/47	75,285
		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
675,000	BBB-	2.375% due 1/15/20	670,462
160,000	BBB-	3.000% due 1/15/22	157,228
25,000	BBB-	2.650% due 1/15/23	23,842
110,000	BBB-	3.625% due 1/15/24	106,918
160,000	BBB-	3.125% due 1/15/25	148,532
95,000	BBB-	3.875% due 1/15/27	88,017
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	72,123
30,000	A+	4.100% due 5/19/46	30,043
54,000	A+	3.734% due 12/8/47	51,464
6,000	BBB	KLA-Tencor Corp., Senior Unsecured Notes, 4.650% due 11/1/24	6,301
		Lam Research Corp., Senior Unsecured Notes:
54,000	BBB+	2.800% due 6/15/21	53,676
30,000	BBB+	3.800% due 3/15/25	30,347
100,000	BBB+	3.750% due 3/15/26	100,223
125,000	BBB+	4.875% due 3/15/49	125,933
225,000	BBB+	NVIDIA Corp., Senior Unsecured Notes, 3.200% due 9/16/26	219,549

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Semiconductors — 0.5% — (continued)
		NXP BV/NXP Funding LLC, Company Guaranteed Notes:
$1,271,000	BBB-	4.125% due 6/1/21(a)	$1,283,265
210,000	BBB-	3.875% due 9/1/22(a)	209,981
		QUALCOMM Inc., Senior Unsecured Notes:
100,000	A-	3.450% due 5/20/25	98,421
129,000	A-	4.800% due 5/20/45	124,380
55,000	A-	4.300% due 5/20/47	49,419
35,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 4.150% due 5/15/48	35,739

		Total Semiconductors	4,087,382

Shipbuilding — 0.1%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
239,000	BBB	5.000% due 11/15/25(a)	244,378
310,000	BBB	3.483% due 12/1/27	294,283

		Total Shipbuilding	538,661

Software — 0.7%
		Activision Blizzard Inc., Senior Unsecured Notes:
65,000	BBB+	2.300% due 9/15/21	63,587
375,000	BBB+	3.400% due 9/15/26	358,254
165,000	BBB+	3.400% due 6/15/27	156,842
20,000	BBB	Autodesk Inc., Senior Unsecured Notes, 3.500% due 6/15/27	18,873
88,000	B-	Change Healthcare Holdings LLC/Change Healthcare Finance Inc., Senior Unsecured Notes, 5.750% due 3/1/25(a)	86,214
125,000	BBB+	Electronic Arts Inc., Senior Unsecured Notes, 4.800% due 3/1/26	131,269
		Fidelity National Information Services Inc.:
19,000	BBB	Company Guaranteed Notes, 3.500% due 4/15/23	18,898
		Senior Unsecured Notes:
9,000	BBB	3.000% due 8/15/26	8,402
105,000	BBB	4.750% due 5/15/48	97,785
136,000	BB	First Data Corp., Senior Secured Notes, 5.375% due 8/15/23(a)	139,486
		Fiserv Inc., Senior Unsecured Notes:
35,000	BBB	3.850% due 6/1/25	35,166
115,000	BBB	4.200% due 10/1/28	113,760
200,000	BB	IQVIA Inc., Company Guaranteed Notes, 5.000% due 10/15/26(a)	204,250
		Microsoft Corp., Senior Unsecured Notes:
180,000	AAA	1.550% due 8/8/21	175,408
270,000	AAA	2.400% due 2/6/22	268,086
270,000	AAA	2.875% due 2/6/24	270,165
70,000	AAA	2.700% due 2/12/25	68,993
1,030,000	AAA	2.400% due 8/8/26	978,879
775,000	AAA	3.300% due 2/6/27	779,598
10,000	AAA	3.450% due 8/8/36	9,721
20,000	AAA	4.100% due 2/6/37	20,947
175,000	AAA	3.700% due 8/8/46	171,050
120,000	AAA	4.000% due 2/12/55	119,153
125,000	AAA	3.950% due 8/8/56	122,879
		Oracle Corp., Senior Unsecured Notes:
630,000	AA-	2.500% due 10/15/22	621,558
50,000	AA-	2.650% due 7/15/26	47,552
235,000	AA-	3.250% due 11/15/27	231,725
100,000	AA-	4.500% due 7/8/44	103,628
170,000	AA-	4.000% due 7/15/46	162,840
30,000	AA-	4.000% due 11/15/47	28,614
		salesforce.com Inc., Senior Unsecured Notes:
130,000	A-	3.250% due 4/11/23	131,680
250,000	A-	3.700% due 4/11/28	256,472

		Total Software	6,001,734

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Telecommunications — 1.9%
$330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	$336,286
		AT&T Inc., Senior Unsecured Notes:
98,000	BBB	4.600% due 2/15/21	100,451
540,000	BBB	3.200% due 3/1/22	540,161
290,000	BBB	3.400% due 5/15/25	283,088
20,000	BBB	4.250% due 3/1/27	20,030
60,000	BBB	4.350% due 3/1/29	59,879
1,055,000	BBB	4.300% due 2/15/30	1,036,715
50,000	BBB	4.500% due 5/15/35	47,172
225,000	BBB	4.800% due 6/15/44	211,549
570,000	BBB	4.350% due 6/15/45	497,355
690,000	BBB	4.750% due 5/15/46	641,631
340,000	BBB	5.150% due 11/15/46	332,339
178,000	BBB	4.500% due 3/9/48	158,480
300,000	BBB-	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25(a)(h)	280,652
190,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 1.950% due 9/19/21(a)	183,840
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
101,000	CCC+	5.500% due 8/1/23	92,668
102,000	CCC+	8.500% due 10/15/24(a)	103,499
124,000	CCC+	9.750% due 7/15/25(a)	129,270
160,000	BB	Level 3 Financing Inc., Company Guaranteed Notes, 5.375% due 5/1/25	160,000
50,000	BBB-	Motorola Solutions Inc., Senior Unsecured Notes, 3.500% due 9/1/21	50,112
		Qwest Corp., Senior Unsecured Notes:
150,000	BBB-	7.250% due 9/15/25	160,342
85,000	BBB-	6.875% due 9/15/33	83,544
		Sprint Capital Corp., Company Guaranteed Notes:
19,000	B	6.875% due 11/15/28	18,798
116,000	B	8.750% due 3/15/32	126,077
		Sprint Corp., Company Guaranteed Notes:
130,000	B	7.250% due 9/15/21	137,638
30,000	B	7.875% due 9/15/23	32,183
7,000	B	7.125% due 6/15/24	7,228
85,000	B	7.625% due 2/15/25	89,250
76,000	B	7.625% due 3/1/26	79,040
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
1,912,625	Baa2(b)	3.360% due 9/20/21(a)	1,905,453
930,000	Baa2(b)	4.738% due 3/20/25(a)	933,488
490,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	480,813
		Telefónica Emisiones SA, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	70,778
680,000	BBB	5.134% due 4/27/20	694,928
330,000	BBB	4.103% due 3/8/27	325,018
150,000	BBB	4.895% due 3/6/48	138,315
		T-Mobile USA Inc., Company Guaranteed Notes:
63,000	BB+	4.500% due 2/1/26	62,291
192,000	BB+	4.750% due 2/1/28	187,181
		Verizon Communications Inc., Senior Unsecured Notes:
80,000	BBB+	3.500% due 11/1/24	80,907
220,000	BBB+	2.625% due 8/15/26	205,472
125,000	BBB+	4.125% due 3/16/27	128,159
621,000	BBB+	4.329% due 9/21/28	643,612
700,000	BBB+	4.016% due 12/3/29(a)	700,461
350,000	BBB+	4.500% due 8/10/33	357,060

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Telecommunications — 1.9% — (continued)
$161,000	BBB+	4.400% due 11/1/34	$161,528
765,000	BBB+	4.272% due 1/15/36	747,784
150,000	BBB+	5.250% due 3/16/37	163,512
105,000	BBB+	4.862% due 8/21/46	108,123
20,000	BBB+	5.500% due 3/16/47	22,261
150,000	BBB+	4.522% due 9/15/48	146,900
		Vodafone Group PLC, Senior Unsecured Notes:
615,000	BBB+	3.750% due 1/16/24	613,463
115,000	BBB+	4.125% due 5/30/25	115,236
855,000	BBB+	4.375% due 5/30/28	847,361
405,000	BBB+	5.250% due 5/30/48	386,562

		Total Telecommunications	16,225,943

Textiles — 0.0%
		Cintas Corp. No 2, Company Guaranteed Notes:
100,000	A-	2.900% due 4/1/22	99,695
110,000	A-	3.700% due 4/1/27	110,095

		Total Textiles	209,790

Transportation — 0.4%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
100,000	A+	3.000% due 4/1/25	98,683
79,000	A+	4.550% due 9/1/44	83,082
10,000	A+	3.900% due 8/1/46	9,656
15,000	A+	4.125% due 6/15/47	14,919
40,000	A+	4.150% due 12/15/48	40,357
		CSX Corp., Senior Unsecured Notes:
240,000	BBB+	2.600% due 11/1/26	222,544
80,000	BBB+	3.250% due 6/1/27	76,985
55,000	BBB+	3.800% due 3/1/28	54,868
30,000	BBB+	4.250% due 3/15/29	30,927
65,000	BBB+	4.300% due 3/1/48	63,030
40,000	BBB+	4.750% due 11/15/48	41,295
50,000	BBB+	3.950% due 5/1/50	45,135
		FedEx Corp., Company Guaranteed Notes:
210,000	BBB	3.875% due 8/1/42	179,779
49,000	BBB	4.100% due 2/1/45	42,790
65,000	BBB	4.750% due 11/15/45	62,780
		Norfolk Southern Corp., Senior Unsecured Notes:
30,000	BBB+	3.650% due 8/1/25	30,404
50,000	BBB+	2.900% due 6/15/26	48,161
95,000	BBB+	4.150% due 2/28/48	92,234
140,000	BBB+	Ryder System Inc., Senior Unsecured Notes, 2.650% due 3/2/20	139,484
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A-	4.163% due 7/15/22	66,372
50,000	A-	3.750% due 7/15/25	51,089
90,000	A-	2.750% due 3/1/26	85,865
645,000	A-	3.950% due 9/10/28	660,002
300,000	A-	4.500% due 9/10/48	301,666
20,000	A-	3.799% due 10/1/51	17,739
64,000	A-	3.875% due 2/1/55	55,233
115,000	A-	4.800% due 9/10/58	118,625
190,000	A-	4.100% due 9/15/67	164,232
		United Parcel Service Inc., Senior Unsecured Notes:
60,000	A+	2.500% due 4/1/23	59,023
40,000	A+	3.050% due 11/15/27	39,075

		Total Transportation	2,996,034

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Trucking & Leasing — 0.0%
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
$110,000	BB+	5.250% due 8/15/22(a)	$112,883
60,000	BB+	5.500% due 2/15/24(a)	62,175
120,000	BBB	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 3.400% due 11/15/26(a)	111,234

		Total Trucking & Leasing	286,292

		TOTAL CORPORATE BONDS & NOTES (Cost—$284,062,661)	286,467,994

MORTGAGE-BACKED SECURITIES — 28.3%

FHLMC — 8.6%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
3,068,584		5.000% due 6/1/21 — 1/1/49	3,238,130
11,620,929		4.000% due 10/1/25 — 1/1/49	11,955,610
3,556,810		4.500% due 4/1/29 — 10/1/48	3,689,258
570,501		5.500% due 1/1/30 — 2/1/40	614,654
13,642,836		3.000% due 3/1/31 — 1/1/48	13,383,138
26,792,188		3.500% due 12/1/33 — 3/1/48	26,955,101
163,083		6.500% due 8/1/37 — 9/1/39	184,029
53,617		6.000% due 5/1/38 — 6/1/39	58,748
15,310		7.000% due 3/1/39	17,376
900,000		3.000% due 3/1/49(i)	880,250
6,100,000		3.500% due 3/1/49(i)	6,107,197
3,650,000		4.000% due 3/1/49(i)	3,723,047
1,425,000		4.500% due 3/1/49(i)	1,476,507
300,000		5.000% due 3/1/49(i)	315,020

		TOTAL FHLMC	72,598,065

FNMA — 12.9%
		Federal National Mortgage Association (FNMA):
20,050,944		4.000% due 10/1/19 — 6/1/57	20,579,851
1,412,153		5.500% due 1/1/20 — 9/1/56	1,524,870
114,161		4.400% due 2/1/20	115,477
170,558		6.000% due 9/1/21 — 10/1/35	183,579
2,384,820		5.000% due 6/1/22 — 11/1/48	2,529,665
12,482,464		4.500% due 3/1/24 — 9/1/57	13,014,862
19,094,657		3.500% due 11/1/25 — 3/1/57	19,201,346
1,200,567		2.964% due 5/1/27	1,194,410
3,204,917		2.500% due 11/1/27 — 10/1/42	3,130,389
20,520,892		3.000% due 12/1/27 — 11/1/48	20,192,467
525,000		3.010% due 4/1/28	515,175
545,000		3.050% due 4/1/28	538,094
815,000		3.480% due 8/1/28	829,898
490,000		3.820% due 1/1/29	511,547
520,000		3.830% due 1/1/29	544,236
1,390,000		3.870% due 2/01/29	1,457,380
784,417		4.240% due 12/1/29	839,737
1,441,649		3.390% due 5/1/30	1,446,514
1,379,725		3.990% due 11/1/33	1,439,731
1,100,000		2.500% due 1/1/34(i)	1,078,859
11,820,000		3.500% due 3/1/34 — 3/1/49(i)	11,890,126
150,570		3.804% (1-Year USD-LIBOR + 1.554%) due 3/1/34(c)	157,678
356,156		3.360% due 7/1/35	361,365
39,139		4.095% (1-Year Treasury Average Rate + 1.824%) due 10/1/35(c)	40,019
33,823		4.166% (1-Year Treasury Average Rate + 1.896%) due 11/1/35(c)	34,676

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

FNMA — 12.9% — (continued)
$13,330		4.203% (1-Year Treasury Average Rate + 1.949%) due 11/1/35(c)	$13,691
86,699		4.373% (1-Year USD-LIBOR + 1.623%) due 9/1/36(c)	90,638
27,176		7.000% due 4/1/37	29,740
46,168		3.640% (1-Year USD-LIBOR + 1.265%) due 5/1/37(c)	48,548
252,907		6.500% due 9/1/37 — 5/1/40	285,649
1,525,000		3.000% due 3/1/34 — 3/1/49(i)	1,493,019
1,100,000		4.000% due 3/1/49(i)	1,121,549
600,000		4.500% due 3/1/49(i)	621,023
2,650,000		5.000% due 3/1/49(i)	2,779,304

		TOTAL FNMA	109,835,112

GNMA — 6.8%
		Government National Mortgage Association (GNMA):
42,123		6.000% due 12/15/33 — 6/15/37	45,722
551,897		5.000% due 10/15/34 — 9/15/40	582,190
43,848		5.500% due 5/15/37 — 6/15/38	48,035
69,131		6.500% due 1/15/38 — 10/15/38	79,697
131,280		4.500% due 3/15/41	137,475
684,529		4.000% due 6/15/41 — 11/15/45	707,205
187,642		3.500% due 6/15/48	190,291
		Government National Mortgage Association II (GNMA):
588		9.000% due 11/20/21	606
105,848		6.000% due 7/20/37 — 11/20/40	116,155
6,522,796		4.500% due 1/20/40 — 1/20/49	6,774,164
4,564,665		5.000% due 7/20/40 — 1/20/49	4,777,652
6,418,228		4.000% due 11/20/40 — 10/20/48	6,613,792
11,656,167		3.000% due 1/20/43 — 10/20/48	11,525,503
15,841,044		3.500% due 6/20/43 — 8/20/48	16,008,935
600,000		3.000% due 3/20/49(i)	592,453
2,800,000		3.500% due 3/20/49(i)	2,825,320
3,500,000		4.000% due 3/20/49(i)	3,592,764
2,920,000		4.500% due 3/20/49(i)	3,022,200
165,000		5.000% due 3/20/49(i)	171,910

		TOTAL GNMA	57,812,069

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $242,175,296)	240,245,246

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 21.4%

U.S. GOVERNMENT AGENCIES — 0.4%
345,000		Federal Home Loan Bank (FHLB), 4.000% due 9/1/28	371,377
		Federal National Mortgage Association (FNMA):
650,000		zero coupon, due 10/9/19	639,960
405,000		7.125% due 1/15/30	553,215
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000		zero coupon, due 1/15/30(j)	402,498
595,000		zero coupon, due 5/15/30(j)	411,824
		Residual Funding Corp., Principal Strip:
240,000		zero coupon, due 7/15/20(j)	231,613
325,000		zero coupon, due 1/15/21(j)	309,432

		TOTAL U.S. GOVERNMENT AGENCIES	2,919,919

U.S. GOVERNMENT OBLIGATIONS — 21.0%
		U.S. Treasury Bonds:
1,660,000		4.500% due 2/15/36	2,032,462
795,000		5.000% due 5/15/37	1,037,522

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 21.0% — (continued)
$615,000		4.625% due 2/15/40	$773,603
690,000		3.750% due 8/15/41	770,846
4,195,000		3.125% due 11/15/41	4,253,910
910,000		2.750% due 8/15/42	862,403
100,000		3.125% due 2/15/43	100,955
1,005,000		3.625% due 8/15/43	1,100,436
18,400,000		3.750% due 11/15/43	20,554,094
415,000		3.125% due 8/15/44	418,177
310,000		2.500% due 2/15/45	277,523
5,950,000		3.000% due 5/15/45	5,866,328
895,000		2.875% due 8/15/45	861,507
358,000		3.000% due 2/15/47	352,868
70,000		3.000% due 5/15/47	68,914
2,040,000		2.750% due 8/15/47	1,908,994
815,000		3.000% due 2/15/48	800,960
4,815,000		3.125% due 5/15/48	4,848,573
335,000		3.000% due 8/15/48	329,255
2,335,000		3.375% due 11/15/48	2,468,670
18,530,000		3.000% due 2/15/49	18,221,649
		U.S. Treasury Inflation Indexed Bonds:
287,813		1.750% due 1/15/28	312,191
304,541		2.125% due 2/15/40	366,490
689,341		0.750% due 2/15/42	642,047
862,384		1.375% due 2/15/44	912,673
2,918,862		1.000% due 2/15/48	2,838,042
1,098,240		1.000% due 2/15/49	1,070,963
		U.S. Treasury Inflation Indexed Notes:
74,064		0.125% due 7/15/24	72,429
635,646		0.375% due 7/15/25	626,223
985,847		0.750% due 7/15/28	988,081
		U.S. Treasury Notes:
2,645,000		2.500% due 12/31/20	2,643,244
18,440,000		2.500% due 1/31/21	18,432,797
2,424,000		1.375% due 5/31/21	2,364,347
4,110,000		2.625% due 6/15/21	4,121,559
850,000		2.625% due 7/15/21	852,391
10,105,000		2.750% due 9/15/21	10,168,354
1,000,000		2.875% due 10/15/21	1,009,512
1,910,000		2.875% due 11/15/21	1,928,764
1,820,000		2.500% due 1/15/22	1,820,391
10,000		2.500% due 2/15/22	10,005
20,000		1.875% due 8/31/22	19,583
110,000		2.000% due 10/31/22	108,071
12,835,000		2.625% due 12/31/23	12,895,415
14,221,000		2.500% due 1/31/24	14,214,056
7,740,000		2.375% due 2/29/24	7,692,078
2,600,000		2.000% due 6/30/24	2,529,414
5,885,000		2.625% due 12/31/25	5,892,586
1,660,000		2.625% due 1/31/26	1,662,075
2,965,000		2.500% due 2/28/26	2,943,805
700,000		2.250% due 11/15/27	676,430
1,250,000		2.875% due 8/15/28	1,267,163
7,692,000		3.125% due 11/15/28	7,960,769
1,210,000		2.625% due 2/15/29	1,200,949

		TOTAL U.S. GOVERNMENT OBLIGATIONS	178,152,546

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $182,406,593)	181,072,465

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.2%
$270,000	AAA	225 Liberty Street Trust, Series 2016-225L, Class A, 3.597% due 2/10/36(a)	$272,825
2,800,000	BB+	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 2.710% (1-Month USD-LIBOR + 0.220%) due 2/25/37(c)	2,746,915
92,716	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 3.140% (1-Month USD-LIBOR + 0.650%) due 6/25/29(c)	77,453
1,301,607	CCC	Alternative Loan Trust, Series 2005-56, Class 4A1, 3.327% (1-Month USD-LIBOR + 0.310%) due 11/25/35(c)	1,270,646
		Ascentium Equipment Receivables Trust:
671,083	Aaa(b)	Series 2017-2A, Class A2, 2.000% due 5/11/20(a)	669,161
550,000	Aaa(b)	Series 2017-2A, Class A3, 2.310% due 12/10/21(a)	544,856
975,231	CCC	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A1B, 2.640% (1-Month USD-LIBOR + 0.150%) due 12/25/36(c)	950,232
		BAMLL Commercial Mortgage Securities Trust:
480,000	AA-	Series 2015-200P, Class B, 3.490% due 4/14/33(a)	480,408
420,000	AAA(k)	Series 2018-PARK, Class A, 4.091% due 8/10/38(a)(c)	439,074
52,911	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 4.487% due 7/25/34(c)	54,195
515,000	AAA	Barings CLO Ltd., Series 2013-IA, Class AR, 3.561% (3-Month USD-LIBOR + 0.800%) due 1/20/28(a)(c)	510,422
285,000	AAA	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430% due 11/5/36(a)	285,625
1,160,176	NR	BCAP LLC Trust, Series 2015-RR5, Class 1A3, 2.389% due 8/26/36(a)(c)	1,137,577
247,073	WD(k)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 4.140% due 5/25/47(c)	229,875
109,361	B	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 4.399% due 5/25/35(c)	110,780
436,161	CCC	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(c)	435,696
80,367	BBB	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 3.490% (1-Month USD-LIBOR + 1.000%) due 3/25/37(a)(c)	80,578
		BENCHMARK Mortgage Trust:
285,000	AAA	Series 2018-B1, Class A2, 3.571% due 1/15/51	290,387
254,634	AAA	Series 2018-B7, Class A4, 4.510% due 5/15/53	274,987
321,325	AAA	BX Trust, Series 2017-SLCT, Class A, 3.409% (1-Month USD-LIBOR + 0.920%) due 7/15/34(a)(c)	320,822
614,420	AA+	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 2.740% (1-Month USD-LIBOR + 0.250%) due 6/25/36(c)	613,285
235,000	AA+	CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class A, 2.808% due 4/10/28(a)	234,508
545,000	AAA	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(a)	552,628
116,855	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 4.169% due 2/25/37(c)	118,502
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
756,540	A+	Series 2004-2A, Class A1, 2.760% (1-Month USD-LIBOR + 0.270%) due 5/25/35(a)(c)	740,462
1,602,475	CCC	Series 2004-2A, Class B1, 2.969% due 5/25/35(a)(c)	1,247,700
		CIM Trust:
1,197,390	NR	Series 2018-R5, Class A1, 3.750% due 7/25/58(a)(c)	1,201,679
1,118,039	NR	Series 2018-R6, Class A1, 3.585% (1-Month USD-LIBOR + 1.076%) due 9/25/58(a)(c)	1,121,040
		Citigroup Commercial Mortgage Trust:
620,000	Aaa(b)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	622,658
440,000	Aaa(b)	Series 2015-GC27, Class A5, 3.137% due 2/10/48	438,068
575,000	Aaa(b)	Series 2015-P1, Class A5, 3.717% due 9/15/48	588,301
355,000	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	360,152
1,440,000	NR	Series 2019-SST2, Class F, 5.000% due 12/15/36(a)(c)	1,440,000
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 2.710% (1-Month USD-LIBOR + 0.220%) due 9/25/36(c)	626,852
2,051,416	AA+	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class XA, 1.318% due 5/10/50(c)(l)	156,107
415,000	AAA	CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.778% due 11/10/31(a)(c)	408,467
490,000	AAA	Cold Storage Trust, Series 2017-ICE3, Class A, 3.489% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(c)	489,408

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.2% — (continued)
		Commercial Mortgage Trust:
$265,000	AAA(k)	Series 2013-300P, Class A1, 4.353% due 8/10/30(a)	$279,340
190,000	AA-(k)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(c)	198,489
260,000	BB	Series 2013-CR9, Class E, 4.256% due 7/10/45(a)(c)	157,695
534,864	Aaa(b)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	554,632
40,000	Aa3(b)	Series 2013-CR12, Class B, 4.762% due 10/10/46(c)	41,682
20,000	A3(b)	Series 2013-CR12, Class C, 5.085% due 10/10/46(c)	20,594
265,000	AAA(k)	Series 2014-277P, Class A, 3.611% due 8/10/49(a)(c)	271,476
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	144,280
685,000	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	692,251
210,000	A-(k)	Series 2014-CR21, Class C, 4.417% due 12/10/47(c)	213,514
345,000	Aaa(b)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	357,005
5,212,662	Aa1(b)	Series 2015-CR25, Class XA, 0.914% due 8/10/48(c)(l)	225,978
270,000	AAA	Series 2016-787S, Class A, 3.545% due 2/10/36(a)	271,302
		Core Industrial Trust:
351,008	AAA	Series 2015-CALW, Class A, 3.040% due 2/10/34(a)	351,677
466,473	AAA	Series 2015-TEXW, Class A, 3.077% due 2/10/34(a)	467,325
		Countrywide Asset-Backed Certificates:
152,371	CCC	Series 2006-SD3, Class A1, 2.820% (1-Month USD-LIBOR + 0.330%) due 7/25/36(a)(c)	143,568
311,562	AA	Series 2007-13, Class 2A2, 3.290% (1-Month USD-LIBOR + 0.800%) due 10/25/47(c)	302,193
		Countrywide Home Loan Mortgage Pass-Through Trust:
105,512	Ca(b)	Series 2005-11, Class 3A3, 2.856% due 4/25/35(c)	85,537
65,645	WR(b)	Series 2005-11, Class 6A1, 3.090% (1-Month USD-LIBOR + 0.600%) due 3/25/35(c)	60,998
		Credit Suisse Commercial Mortgage Capital Trust:
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	249,836
736,874	NR	Series 2015-5R, Class 1A1, 3.172% due 9/27/46(a)(c)	733,598
240,000	Aaa(b)	Series 2017-LSTK, Class A, 2.761% due 4/5/33(a)	238,320
		Credit Suisse Commercial Mortgage Trust:
13,975	Caa3(b)	Series 2006-C3, Class AJ, 6.646% due 6/15/38(c)	7,939
14,773	Caa1(b)	Series 2006-C5, Class AJ, 5.373% due 12/15/39	9,993
68,194	B+	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	69,054
295,000	Aaa(b)	Credit Suisse USA CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505% due 4/15/50	298,474
2,556,339	AAA(k)	CSMC Trust, Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(c)	2,485,208
1,176,135	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 2.709% (1-Month USD-LIBOR + 0.220%) due 2/15/29(c)	1,082,007
67,121	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 3.280% (1-Month USD-LIBOR + 0.800%) due 11/19/44(c)	63,383
700,000	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 3.884% (3-Month USD-LIBOR + 1.200%) due 8/15/30(a)(c)	698,213
382,207	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 5.040% (1-Month USD-LIBOR + 2.550%) due 9/25/33(c)	387,199
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
118,330	NR	Series 334, Class S7, 3.611% (6.100% — 1-Month USD-LIBOR) due 8/15/44(c)(l)	21,707
162,734	NR	Series 353, Class S1, 3.511% (6.000% — 1-Month USD-LIBOR) due 12/15/46(c)(l)	28,415
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 26.587% (31.310% — 11th District Cost of Funds Index) due 2/15/24(c)(l)	2,873
49,887	NR	Series 3451, Class SB, 3.541% (6.030% — 1-Month USD-LIBOR) due 5/15/38(c)(l)	4,176
92,896	NR	Series 3621, Class SB, 3.741% (6.230% — 1-Month USD-LIBOR) due 1/15/40(c)(l)	12,571
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	600,464
1,174,125	NR	Series 3866, Class SA, 3.461% (5.950% — 1-Month USD-LIBOR) due 5/15/41(c)(l)	138,973
450,850	NR	Series 3947, Class SG, 3.461% (5.950% — 1-Month USD-LIBOR) due 10/15/41(c)(l)	67,017
31,213	NR	Series 3973, Class SA, 4.001% (6.490% — 1-Month USD-LIBOR) due 12/15/41(c)(l)	5,583

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.2% — (continued)
$378,162	NR	Series 4203, Class PS, 3.761% (6.250% — 1-Month USD-LIBOR) due 9/15/42(c)(l)	$52,932
349,016	NR	Series 4210, Class Z, 3.000% due 5/15/43	325,928
178,203	NR	Series 4239, Class IO, 3.500% due 6/15/27(l)	15,887
299,309	NR	Series 4316, Class XZ, 4.500% due 3/15/44	324,322
117,953	NR	Series 4335, Class SW, 3.511% (6.000% — 1-Month USD-LIBOR) due 5/15/44(c)(l)	18,523
799,846	NR	Series 4639, Class HZ, step bond to yield, 2.750% due 4/15/53	749,857
96,406	NR	Series R007, Class ZA, 6.000% due 5/15/36	107,295
		Federal National Mortgage Association (FNMA), ACES:
14,349,912	NR	Series 2013-M7, Class X2, 0.162% due 12/27/22(c)(l)	83,318
60,525	NR	Series 2014-M12, Class FA, 2.803% (1-Month USD-LIBOR + 0.300%) due 10/25/21(c)	60,497
30,657	NR	Series 2015-M7, Class AB2, 2.502% due 12/25/24	30,283
5,863,106	NR	Series 2015-M7, Class X2, 0.505% due 12/25/24(c)(l)	143,500
19,822,154	NR	Series 2015-M8, Class X2, 0.149% due 1/25/25(c)(l)	144,323
604,000	NR	Series 2018-M14, Class A2, 3.578% due 8/25/28(c)	621,488
650,000	NR	Series 2019-M1, Class A2, 3.550% due 9/25/28(c)	666,109
166,416	A1(b)	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 3.940% (1-Month USD-LIBOR + 1.450%) due 1/25/29(a)(c)	167,150
76,399	NR	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2000-T6, Class A3, 4.238% due 11/25/40(c)	75,740
		Federal National Mortgage Association (FNMA), Interest Strip:
169,886	NR	Series 409, Class C13, 3.500% due 11/25/41(l)	32,733
309,338	NR	Series 409, Class C18, 4.000% due 4/25/42(l)	59,988
44,055	NR	Series 409, Class C22, 4.500% due 11/25/39(l)	9,371
		Federal National Mortgage Association (FNMA), REMICS:
32,288	NR	Series 2004-38, Class FK, 2.840% (1-Month USD-LIBOR + 0.350%) due 5/25/34(c)	32,237
149,274	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	154,572
655,383	NR	Series 2006-51, Class SP, 4.160% (6.650% — 1-Month USD-LIBOR) due 3/25/36(c)(l)	81,067
277,263	NR	Series 2007-68, Class SC, 4.210% (6.700% — 1-Month USD-LIBOR) due 7/25/37(c)(l)	46,896
633,843	NR	Series 2008-18, Class SM, 4.510% (7.000% — 1-Month USD-LIBOR) due 3/25/38(c)(l)	75,076
1,185,798	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	1,221,235
395,073	NR	Series 2011-87, Class SG, 4.060% (6.550% — 1-Month USD-LIBOR) due 4/25/40(c)(l)	47,990
117,594	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(l)	4,830
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	833,408
100,416	NR	Series 2012-35, Class SC, 4.010% (6.500% — 1-Month USD-LIBOR) due 4/25/42(c)(l)	17,225
128,732	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	139,028
185,362	NR	Series 2012-51, Class B, 7.000% due 5/25/42	215,377
24,800	NR	Series 2012-70, Class YS, 4.160% (6.650% — 1-Month USD-LIBOR) due 2/25/41(c)(l)	2,711
158,961	NR	Series 2012-74, Class SA, 4.160% (6.650% — 1-Month USD-LIBOR) due 3/25/42(c)(l)	20,550
26,494	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(j)	23,456
129,044	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(l)	10,813
235,072	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(l)	23,653
130,632	NR	Series 2012-133, Class CS, 3.660% (6.150% — 1-Month USD-LIBOR) due 12/25/42(c)(l)	21,950
445,804	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	505,512
377,612	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	411,086
109,984	NR	Series 2013-54, Class BS, 3.660% (6.150% — 1-Month USD-LIBOR) due 6/25/43(c)(l)	20,228
315,892	NR	Series 2016-60, Class QS, 3.610% (6.100% — 1-Month USD-LIBOR) due 9/25/46(c)(l)	44,182
1,004,492	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	1,018,429
908,642	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	920,884
813,393	NR	Series 2018-94, Class KD, 3.500% due 12/25/48	821,607
		FHLMC Multifamily Structured Pass-Through Certificates:
235,962	AAA(k)	Series K016, Class X1, 1.478% due 10/25/21(c)(l)	7,972
500,000	AAA(k)	Series K072, Class A2, 3.444% due 12/25/27	509,449
185,000	AAA(k)	Series K082, Class A2, 3.920% due 9/25/28(c)	195,257
281,000	Aaa(b)	Series K085, Class A2, 4.060% due 10/25/28(c)	299,681
555,000	NR	Series K158, Class A3, 3.900% due 10/25/33(c)	570,871

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.2% — (continued)
$100,000	NR	Series KF57, Class A, 3.054% (1-Month USD-LIBOR + 0.540%) due 12/25/28(c)	$100,360
340,238	NR	Series KIR2, Class A1, 2.748% due 3/25/27	338,291
1,048,145	NR	Series Q006, Class APT2, 2.483% due 9/25/26(c)	1,103,510
		FHLMC Structured Agency Credit Risk Debt Notes:
469,000	Baa1(b)	Series 2016-DNA1, Class M3, 8.040% (1-Month USD-LIBOR + 5.550%) due 7/25/28(c)	557,310
655,000	BB(k)	Series 2017-DNA2, Class M2, 5.940% (1-Month USD-LIBOR + 3.450%) due 10/25/29(c)	711,454
410,000	B(k)	Series 2017-HRP1, Class M2, 4.940% (1-Month USD-LIBOR + 2.450%) due 12/25/42(c)	417,408
1,651,609	CC	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 2.730% (1-Month USD-LIBOR + 0.240%) due 10/25/36(c)	1,269,205
680,000	AAA	Flagship CLO VIII Ltd., Series 2014-8A, Class ARR, 3.629% (3-Month USD-LIBOR + 0.850%) due 1/16/26(a)(c)	676,342
943,853	AAA	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.401% due 12/13/28(a)	978,549
505,000	BBB-	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.382% due 12/15/34(a)(c)	500,478
95,618	BB+	GE Business Loan Trust, Series 2006-1A, Class C, 2.909% (1-Month USD-LIBOR + 0.420%) due 5/15/34(a)(c)	89,622
		Government National Mortgage Association (GNMA):
555,490	NR	Series 2007-51, Class SG, 4.095% (6.580% — 1-Month USD-LIBOR) due 8/20/37(c)(l)	88,292
1,626,415	NR	Series 2008-51, Class GS, 3.749% (6.230% — 1-Month USD-LIBOR) due 6/16/38(c)(l)	263,468
14,049	NR	Series 2010-31, Class GS, 4.015% (6.500% — 1-Month USD-LIBOR) due 3/20/39(c)(l)	395
69,610	NR	Series 2010-85, Class HS, 4.165% (6.650% — 1-Month USD-LIBOR) due 1/20/40(c)(l)	5,889
370,728	NR	Series 2012-H27, Class AI, 1.733% due 10/20/62(c)(l)	20,216
280,866	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(l)	40,809
2,971,494	NR	Series 2013-85, Class IA, 0.704% due 3/16/47(c)(l)	107,615
1,737,763	NR	Series 2014-105, Class IO, 0.956% due 6/16/54(c)(l)	86,307
1,871,780	NR	Series 2014-H20, Class FA, 2.937% (1-Month USD-LIBOR + 0.430%) due 10/20/64(c)	1,870,242
120,639	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(l)	23,989
123,914	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(l)	26,800
82,311	NR	Series 2016-135, Class SB, 3.619% (6.100% — 1-Month USD-LIBOR) due 10/16/46(c)(l)	15,423
823,449	NR	Series 2017-H22, Class IC, 2.130% due 11/20/67(c)(l)	98,155
39,668	NR	Series 2018-99, Class A, 3.200% due 1/16/52	39,423
129,391	NR	Series 2018-108, Class A, 3.250% due 5/16/59(c)	128,700
49,737	NR	Series 2018-123, Class AH, 3.250% due 9/16/52	49,351
278,145	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	281,835
99,692	NR	Series 2018-130, Class A, 3.250% due 5/16/59	98,902
710,000	AAA	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class A, 3.789% (1-Month USD-LIBOR + 1.300%) due 9/15/31(a)(c)	711,331
		Harborview Mortgage Loan Trust:
162,596	AA+	Series 2004-5, Class 2A6, 3.855% due 6/19/34(c)	163,023
64,656	WD(k)	Series 2006-2, Class 1A, 4.946% due 2/25/36(c)	42,336
1,100,008	CC	Series 2006-10, Class 1A1A, 2.680% (1-Month USD-LIBOR + 0.200%) due 11/19/36(c)	988,254
100,000	AAA	Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.810% due 3/15/21(a)	99,975
110,448	AA	Impac CMB Trust, Series 2007-A, Class A, 2.990% (1-Month USD-LIBOR + 0.500%) due 5/25/37(a)(c)	109,846
48,745	Caa2(b)	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.014% due 9/25/35(c)	45,172
1,054,952	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 2.650% (1-Month USD-LIBOR + 0.160%) due 8/25/36(c)	415,247
		JP Morgan Chase Commercial Mortgage Securities Trust:
221,599	AAA	Series 2012-HSBC, Class A, 3.093% due 7/5/32(a)	222,286
350,000	Aaa(b)	Series 2016-NINE, Class A, 2.854% due 10/6/38(a)(c)	337,500
265,000	AAA	Series 2018-BCON, Class A, 3.735% due 1/5/31(a)	271,075
1,350,000	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 2.880% (1-Month USD-LIBOR + 0.390%) due 5/25/35(c)	1,338,506

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.2% — (continued)
		JP Morgan Mortgage Trust:
$431,900	Aaa(b)	Series 2017-1, Class A4, 3.500% due 1/25/47(a)(c)	$430,579
333,628	Aaa(b)	Series 2017-2, Class A6, 3.000% due 5/25/47(a)(c)	326,687
1,284,317	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(c)	1,258,495
493,080	AA+	Series 2018-4, Class A1, 3.500% due 10/25/48(a)(c)	485,912
1,245,132	AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(c)	1,227,684
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(b)	Series 2013-C17, Class B, 4.891% due 1/15/47(c)	42,274
350,000	BB(k)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(c)	279,093
190,000	Aaa(b)	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% due 10/15/50	189,155
		JPMorgan Chase Commercial Mortgage Securities Trust:
820,000	D	Series 2007-CB18, Class AJ, 5.502% due 6/12/47(c)	628,239
175,000	Aaa(b)	Series 2011-C5, Class AS, 5.374% due 8/15/46(a)(c)	183,381
370,000	Aa1(b)	Series 2011-C5, Class B, 5.374% due 8/15/46(a)(c)	385,946
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(a)	467,929
158,784	AAA	Series 2014-FL6, Class B, 4.769% (1-Month USD-LIBOR + 2.280%) due 11/15/31(a)(c)	159,489
291,543	Aaa(b)	JPMorgan Trust, Series 2015-5, Class A9, 3.240% due 5/25/45(a)(c)	290,809
8,814	AAA	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% due 7/15/40(c)	8,795
54,461	Ca(b)	Lehman XS Trust, Series 2005-7N, Class 1A1B, 3.090% (1-Month USD-LIBOR + 0.600%) due 12/25/35(c)	41,711
130,000	Aaa(b)	Madison Avenue Trust, Series 2013-650M, Class A, 3.843% due 10/12/32(a)	131,321
225,056	Aaa(b)	Magnetite IX Ltd., Series 2014-9A, Class A1R, 3.771% (3-Month USD-LIBOR + 1.000%) due 7/25/26(a)(c)	225,075
700,000	Aaa(b)	Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3.764% (3-Month USD-LIBOR + 1.080%) due 11/15/28(a)(c)	699,444
286,343	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 4.521% due 10/25/32(c)	290,689
303,520	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 2.740% (1-Month USD-LIBOR + 0.250%) due 7/25/37(c)	212,387
16,819	A+	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 4.311% due 5/25/34(c)	16,686
574,940	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	619,726
		ML-CFC Commercial Mortgage Trust:
87,255	Caa2(b)	Series 2007-5, Class AJ, 5.450% due 8/12/48(c)	64,004
119,612	C(k)	Series 2007-9, Class AJ, 6.154% due 9/12/49(c)	77,150
		Morgan Stanley Bank of America Merrill Lynch Trust:
30,000	Aaa(b)	Series 2013-C10, Class A4, 4.082% due 7/15/46(c)(m)	31,203
500,000	Aaa(b)	Series 2013-C13, Class A4, 4.039% due 11/15/46(m)	520,565
540,000	Aaa(b)	Series 2015-C27, Class A4, 3.753% due 12/15/47(m)	552,243
260,000	A-(k)	Series 2016-C30, Class C, 4.127% due 9/15/49(c)(m)	254,306
400,000	AAA	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, 3.637% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(c)	397,226
358,218	AAA	New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(c)	360,484
240,000	AAA	Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR, 3.561% (3-Month USD-LIBOR + 0.800%) due 10/20/26(a)(c)	237,744
110,000	AAA	PFS Financing Corp., Series 2016-BA, Class A, 1.870% due 10/15/21(a)	109,341
807,134	AA+	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 2.740% (1-Month USD-LIBOR + 0.250%) due 7/25/36(c)	802,407
		Prime Mortgage Trust:
32,650	D	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	30,214
949,452	D	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	771,652
915,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/15/32(a)(c)	940,606
222,627	Caa2(b)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	220,384
770,000	NR	SBA Small Business Investment Cos., Series 2018-10B, Class 1, 3.548% due 9/11/28	782,645
219,666	NR	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.500% due 11/25/57	220,408

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.2% — (continued)
$1,467,572		AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 3.245% (1-Month USD-LIBOR + 0.760%) due 4/20/33(c)	$1,443,556
897,822		AA	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 3.310% (1-Month USD-LIBOR + 0.800%) due 7/25/34(c)	891,273
119,265		AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 2.730% (1-Month USD-LIBOR + 0.250%) due 7/19/35(c)	117,852
120,266		CCC	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 2.840% (1-Month USD-LIBOR + 0.350%) due 6/25/35(a)(c)	109,015
84,223		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 3.262% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(c)	83,977
297,404		Aaa(b)	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250% due 4/25/56(a)(c)	292,314
530,000		AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(a)	529,408
100,000		AAA	Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.839% (1-Month USD-LIBOR + 1.350%) due 6/15/29(a)(c)	100,145
			WaMu Mortgage Pass-Through Certificates Trust:
11,080		BBB+	Series 2004-AR11, Class A, 4.173% due 10/25/34(c)	11,128
56,509		A+	Series 2004-AR12, Class A2A, 3.270% (1-Month USD-LIBOR + 0.780%) due 10/25/44(c)	56,824
337,124		BB-	Series 2005-AR4, Class A5, 3.780% due 4/25/35(c)	343,228
1,125,103		CCC	Series 2006-AR3, Class A1A, 3.332% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(c)	1,122,071
1,955,293		WR(b)	Series 2007-OA2, Class 1A, 3.032% (1-Year Treasury Average Rate + 0.700%) due 3/25/47(c)	1,822,294
520,507		Ca(b)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 3.032% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(c)	428,470
			Wells Fargo Commercial Mortgage Trust:
120,000		Aa3(b)	Series 2013-LC12, Class B, 4.286% due 7/15/46(c)	122,693
1,000,000		Aa2(b)	Series 2015-C28, Class AS, 3.872% due 5/15/48(c)	1,017,928
150,000		Aaa(b)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	149,267
500,000		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	486,984
11,960,539		Aaa(b)	Series 2018-C43, Class XA, 0.712% due 3/15/51(c)(l)	602,066
260,000		Aaa(b)	Series 2018-C46, Class A4, 4.152% due 8/15/51	271,622
			Wells Fargo Mortgage-Backed Securities Trust:
209,292		Caa1(b)	Series 2006-12, Class A3, 6.000% due 10/25/36	208,856
100,891		CCC	Series 2006-AR2, Class 2A1, 4.938% due 3/25/36(c)	103,067
29,391		Caa2(b)	Series 2006-AR7, Class 2A4, 4.339% due 5/25/36(c)	30,188
			WF-RBS Commercial Mortgage Trust:
196,197		Aaa(b)	Series 2011-C2, Class A4, 4.869% due 2/15/44(a)(c)	201,773
38,793		Aaa(b)	Series 2011-C4, Class A3, 4.394% due 6/15/44(a)	38,807
1,700,520		Aaa(b)	Series 2012-C7, Class XA, 1.399% due 6/15/45(a)(c)(l)	59,265
145,000		Aaa(b)	Series 2013-C14, Class A4, 3.073% due 6/15/46	145,171
2,159,997		Aaa(b)	Series 2014-C20, Class XA, 1.006% due 5/15/47(c)(l)	85,873

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $90,198,463)	86,755,440

SOVEREIGN BONDS — 2.7%

Argentina — 0.1%
1,020,000		B	Argentine Republic Government International Bonds, 5.625% due 1/26/22	918,765

Brazil — 0.6%
656,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	694,484
			Brazil Notas do Tesouro Nacional Serie F:
296,000	BRL	BB-	10.000% due 1/1/21	83,784
5,296,000	BRL	BB-	10.000% due 1/1/23	1,513,096
910,000	BRL	BB-	10.000% due 1/1/27	260,726

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Brazil — 0.6% — (continued)
			Brazilian Government International Bonds:
$280,000		BB-	4.875% due 1/22/21	$288,960
1,300,000		BB-	4.625% due 1/13/28	1,293,838
1,280,000		BB-	5.000% due 1/27/45	1,168,800

			Total Brazil	5,303,688

Canada — 0.0%
152,000		A+	Province of Manitoba Canada, 3.050% due 5/14/24	152,896

Chile — 0.0%
100,000		A+	Chile Government International Bonds, 3.240% due 2/6/28	98,651

Colombia — 0.1%
			Colombia Government International Bonds:
220,000		BBB-	8.125% due 5/21/24	262,625
280,000		BBB-	3.875% due 4/25/27	276,293
240,000		BBB-	4.500% due 3/15/29	245,640
370,000		BBB-	5.625% due 2/26/44	398,675

			Total Colombia	1,183,233

Indonesia — 0.2%
			Indonesia Government International Bonds:
290,000		Baa2(b)	3.500% due 1/11/28	276,932
80,000		BBB-	4.100% due 4/24/28	79,682
330,000		Baa2(b)	4.350% due 1/11/48	313,772
700,000		BBB-	Indonesia Government International Bonds, (Restricted, cost — $718,045, acquired 4/27/15), 3.750% due 4/25/22(n)	704,044

			Total Indonesia	1,374,430

Mexico — 1.1%
			Mexican Bonos:
30,492,700	MXN	A-	6.500% due 6/9/22	1,513,904
15,120,000	MXN	A-	10.000% due 12/5/24	855,685
60,165,700	MXN	A-	7.750% due 11/13/42	2,824,500
48,220,000	MXN	A3(b)	8.000% due 11/7/47	2,313,762
			Mexico Government International Bonds:
61,000		BBB+	3.500% due 1/21/21	61,332
174,000		BBB+	3.625% due 3/15/22	175,220
44,000		BBB+	4.000% due 10/2/23	44,513
665,000		BBB+	4.150% due 3/28/27	659,348
323,000		BBB+	3.750% due 1/11/28	309,838
210,000		BBB+	4.750% due 3/8/44	199,607

			Total Mexico	8,957,709

Oman — 0.0%
200,000		Baa3(b)	Oman Government International Bonds, 5.625% due 1/17/28(a)	189,366

Panama — 0.0%
200,000		BBB	Panama Government International Bonds, 4.000% due 9/22/24	206,302

Peru — 0.1%
			Peruvian Government International Bonds:
210,000		BBB+	4.125% due 8/25/27	223,232
70,000		BBB+	6.550% due 3/14/37	91,420
160,000		BBB+	5.625% due 11/18/50	196,400

			Total Peru	511,052

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Philippines — 0.1%
$400,000		BBB	Philippine Government International Bonds, 3.000% due 2/1/28	$387,635

Poland — 0.1%
710,000		A-	Poland Government International Bonds, 4.000% due 1/22/24	738,134

Russia — 0.3%
			Russian Federal Bonds — OFZ:
22,990,000	RUB	BBB	7.000% due 8/16/23	336,143
6,950,000	RUB	NR	7.750% due 9/16/26	103,778
31,310,000	RUB	BBB	8.150% due 2/3/27	476,791
116,093,000	RUB	BBB	7.050% due 1/19/28	1,643,703
200,000		BBB-(k)	Russian Foreign Bonds — Eurobond, 4.750% due 5/27/26	203,331

			Total Russia	2,763,746

Saudi Arabia — 0.0%
200,000		A1(b)	Saudi Government International Bonds, 3.625% due 3/4/28	195,336

Uruguay — 0.0%
			Uruguay Government International Bonds:
70,000		BBB	4.500% due 8/14/24	72,730
125,000		BBB	4.375% due 10/27/27	129,078

			Total Uruguay	201,808

			TOTAL SOVEREIGN BONDS (Cost — $26,233,298)	23,182,751

ASSET-BACKED SECURITIES — 1.4%

Automobiles — 0.4%
51,461		AAA	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.870% due 8/18/21	51,279
630,000		AAA	Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.550% due 8/15/27(a)	635,847
			Hertz Vehicle Financing II LP:
1,500,000		Aaa(b)	Series 2016-4A, Class A, 2.650% due 7/25/22(a)	1,472,326
440,000		Aaa(b)	Series 2018-1A, Class A, 3.290% due 2/25/24(a)	434,949
970,000		AAA	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.220% due 6/15/23	978,119

			Total Automobiles	3,572,520

Credit Cards — 0.2%
			Capital One Multi-Asset Execution Trust:
740,000		AAA	Series 2016-A4, Class A4, 1.330% due 6/15/22	735,734
830,000		(P)AAA	Series 2019-A1, Class A1, 2.840% due 12/16/24	829,965
315,000		AAA	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 3.264% (1-Month USD-LIBOR + 0.770%) due 5/14/29(c)	312,243

			Total Credit Cards	1,877,942

Student Loans — 0.8%
396,373		AA+	CIT Education Loan Trust, Series 2007-1, Class A, 2.912% (3-Month USD-LIBOR + 0.090%) due 3/25/42(a)(c)	382,643
			Navient Private Education Loan Trust:
337,535		AAA	Series 2014-AA, Class A2B, 3.739% (1-Month USD-LIBOR + 1.250%) due 2/15/29(a)(c)	341,630
59,150		AAA	Series 2014-CTA, Class A, 3.189% (1-Month USD-LIBOR + 0.700%) due 9/16/24(a)(c)	59,255
500,000		AAA	Navient Student Loan Trust, Series 2017-4A, Class A2, 2.990% (1-Month USD-LIBOR + 0.500%) due 9/27/66(a)(c)	499,911
			SLM Student Loan Trust:
209,499		AA+	Series 2003-4, Class A5E, 3.538% (3-Month USD-LIBOR + 0.750%) due 3/15/33(a)(c)	206,392
812,867		AAA	Series 2005-5, Class A4, 2.911% (3-Month USD-LIBOR + 0.140%) due 10/25/28(c)	809,223
880,000		AA+	Series 2005-5, Class A5, 3.521% (3-Month USD-LIBOR + 0.750%) due 10/25/40(c)	875,135

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Student Loans — 0.8% — (continued)
		SMB Private Education Loan Trust:
$65,060	AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(a)	$65,002
545,000	AAA	Series 2015-C, Class A3, 4.439% (1-Month USD-LIBOR + 1.950%) due 8/16/32(a)(c)	564,838
74,093	Aaa(b)	Series 2016-A, Class A2A, 2.700% due 5/15/31(a)	73,417
220,000	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(a)	216,084
130,000	AAA	Series 2017-B, Class A2B, 3.239% (1-Month USD-LIBOR + 0.750%) due 10/15/35(a)(c)	130,039
400,000	AAA	Series 2018-A, Class A2B, 3.289% (1-Month USD-LIBOR + 0.800%) due 2/15/36(a)(c)	399,285
510,000	Aaa(b)	Series 2018-B, Class A2A, 3.600% due 1/15/37(a)	514,396
595,000	AAA	Series 2018-C, Class A2B, 3.239% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(c)	592,830
550,000	AAA	Sofi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.950% due 2/25/42(a)	541,934

		Total Student Loans	6,272,014

		TOTAL ASSET-BACKED SECURITIES (Cost — $11,643,335)	11,722,476

SENIOR LOANS — 0.7%
135,000	NR	American Airlines Inc., (Restricted, cost — $135,506, acquired 10/5/17), 4.229% (1-Month USD-LIBOR + 1.750%) due 6/27/25(n)	132,536
166,134	NR	American Builders & Contractors Supply Co., Inc., (Restricted, cost — $166,526, acquired 4/4/18), 4.493% (1-Month USD-LIBOR + 2.000%) due 10/31/23(n)	165,339
50,000	NR	Asurion LLC, (Restricted, cost — $49,470, acquired 2/14/19) due 11/3/24(n)(o)	50,073
150,000	NR	athenahealth Inc., 7.197% (3-Month USD-LIBOR + 4.500%) due 2/11/26	149,531
50,000	NR	Atlantic Aviation FBO Inc., (Restricted, cost — $49,516, acquired 11/30/18), 6.270% due 12/6/25(n)	50,436
258,743	NR	Beacon Roofing Supply Inc., (Restricted, cost — $261,007, acquired 10/16/17), 4.767% (1-Month USD-LIBOR + 2.250%) due 1/2/25(n)	256,965
24,936	NR	Berry Global Inc., (Restricted, cost — $25,010, acquired 2/12/18), 4.610% (1-Month USD-LIBOR + 2.000%) due 10/1/22(n)	24,900
48,791	NR	Caesars Resort Collection LLC, (Restricted, cost — $48,913, acquired 10/4/17), 5.243% (1-Month USD-LIBOR + 2.750%) due 12/23/24(n)	48,715
25,013	NR	Change Healthcare Holdings Inc., (Restricted, cost — $25,167, acquired 10/12/17), 5.243% (1-Month USD-LIBOR + 2.750%) due 3/1/24(n)	24,863
53,894	NR	Charter Communications Operating LLC, (Restricted, cost — $53,837, acquired 12/14/17), 4.500% (1-Month USD-LIBOR + 2.000%) due 4/30/25(n)	53,826
21,105	NR	CityCenter Holdings LLC, (Restricted, cost — $21,211, acquired 10/12/17), 4.743% (1-Month USD-LIBOR + 2.250%) due 4/18/24(n)	20,989
253,837	NR	Dell International LLC, (Restricted, cost — $253,889, acquired 10/18/17), 4.500% (1-Month USD-LIBOR + 2.000%) due 9/7/23(n)	253,334
1,190,000	NR	Delos Finance Sarl, (Restricted, cost — $1,200,413, acquired 8/9/17), 4.553% (3-Month USD-LIBOR + 1.750%) due 10/6/23(n)	1,191,249
110,000	NR	Envision Healthcare Corp., (Restricted, cost — $109,740, acquired 9/28/18), 6.243% (1-Month USD-LIBOR + 3.750%) due 10/10/25(n)	105,992
10,000	NR	First Data Corp., (Restricted, cost — $16,546, acquired 2/5/19) due 7/8/22(n)(o)	9,998
40,000	NR	First Data Corp., (Restricted, cost — $38,938, acquired 12/13/18), 4.490% (1-Month USD-LIBOR + 2.000%) due 4/26/24(n)	39,994
1,610,000	NR	Flying Fortress Holdings LLC, (Restricted, cost — $1,615,893, acquired 2/27/18), 4.553% (3-Month USD-LIBOR + 1.750%) due 10/30/22(n)	1,611,014
27,496	NR	HCA Inc., (Restricted, cost — $27,702, acquired 10/19/17), 4.493% (1-Month USD-LIBOR + 2.000%) due 3/13/25(n)	27,533
171,964	NR	Hilton Worldwide Finance LLC, (Restricted, cost — $171,842, acquired 8/18/16), 4.240% (1-Month USD-LIBOR + 1.750%) due 10/25/23(n)	172,170
140,000	NR	Level 3 Financing Inc., (Restricted, cost — $140,438, acquired 10/6/17), 4.731% (1-Month USD-LIBOR + 2.250%) due 2/22/24(n)	139,713
80,000	NR	McAfee LLC, (Restricted, cost — $80,100, acquired 2/14/19) due 9/30/24(n)(o)	80,282
78,590	NR	MGM Growth Properties Operating Partnership LP, (Restricted, cost — $78,983, acquired 10/16/17), 4.493% (1-Month USD-LIBOR + 2.000%) due 3/21/25(n)	78,317

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 0.7% — (continued)
$98,068	NR	Michaels Stores Inc., (Restricted, cost — $98,804, acquired 9/28/16), 4.990% (1-Month USD-LIBOR + 2.500%) due 1/30/23(n)	$97,354
181,398	NR	MPH Acquisition Holdings LLC, (Restricted, cost — $183,200, acquired 10/13/17), 5.553% (3-Month USD-LIBOR + 2.750%) due 6/7/23(n)	179,924
153,303	NR	Numericable U.S. LLC, (Restricted, cost — $153,027, acquired 10/6/17), 6.176% (3-Month USD-LIBOR + 3.000%) due 1/31/26(n)	148,848
10,116	NR	ON Semiconductor Corp., (Restricted, cost — $10,180, acquired 10/11/17), 4.243% (1-Month USD-LIBOR + 1.750%) due 3/31/23(n)	10,104
135,214	NR	Party City Holdings Inc., (Restricted, cost — $135,665, acquired 2/16/18), 5.000% (1-Month USD-LIBOR + 2.750%) due 8/19/22(n)	135,074
156,372	NR	Prime Security Services Borrower LLC, (Restricted, cost — $157,936, acquired 10/4/17), 5.243% (1-Month USD-LIBOR + 2.750%) due 5/2/22(n)	156,187
130,000	NR	Regionalcare Hospital Partners Holdings Inc., (Restricted, cost — $128,750, acquired 11/14/18), 6.981% due 11/16/25(n)	130,054
145,516	NR	RPI Finance Trust, (Restricted, cost — $147,153, acquired 4/17/17), 4.493% (3-Month USD-LIBOR + 2.000%) due 3/27/23(n)	145,470
262,851	NR	Scientific Games International Inc., (Restricted, cost — $265,358, acquired 2/2/18), 5.312% (1-Month USD-LIBOR + 2.750%/2-Month USD-LIBOR + 2.750%) due 8/14/24(n)	260,974
43,222	NR	Sprint Communications Inc., (Restricted, cost — $43,438, acquired 10/16/17), (2.500% — 1-Month USD-LIBOR) due 2/2/24(n)	42,772
56,737	NR	Trans Union LLC, (Restricted, cost — $56,808, acquired 10/18/17), 4.493% (1-Month USD-LIBOR + 2.000%) due 4/10/23(n)	56,560
24,000	NR	Unitymedia Hessen GmbH & Co. KG, (Restricted, cost — $24,030, acquired 10/26/17), 4.739% (1-Month USD-LIBOR + 2.250%) due 9/30/25(n)	23,925
183,485	NR	Western Digital Corp., (Restricted, cost — $185,320, acquired 10/27/17), 4.231% (1-Month USD-LIBOR + 1.750%) due 4/29/23(n)	180,595

		TOTAL SENIOR LOANS (Cost — $6,300,755)	6,255,610

MUNICIPAL BONDS — 0.4%

California — 0.1%
350,000	AA	San Jose Redevelopment Successor Agency, Tax Allocation, Series A, 3.176% due 8/1/26	346,997
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	25,937
400,000	AA	Series AJ, 4.601% due 5/15/31	431,448
266,000	AA	Series AQ, 4.767% due 5/15/15	269,740

		Total California	1,074,122

Massachusetts — 0.0%
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 10/15/41	106,785

New Jersey — 0.1%
650,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	715,377
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
110,000	BBB+	Series AA, 5.000% due 6/15/36	115,197
85,000	BBB+	Series B, 6.561% due 12/15/40	104,836

		Total New Jersey	935,410

New York — 0.2%
500,000	AA	City of New York, GO, Series G-1, 5.968% due 3/1/36	608,885
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 5.000% due 11/1/42	88,922
350,000	AA+	New York State Dormitory Authority, Revenue Bonds, 5.289% due 3/15/33	399,553

		Total New York	1,097,360

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Texas — 0.0%
$235,000		A+	Dallas/Fort Worth International Airport, Revenue Bonds, AMT, Series A, 5.000% due 11/1/45(p)	$243,277

Virginia — 0.0%
219,093		AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	229,732

			TOTAL MUNICIPAL BONDS (Cost — $3,703,717)	3,686,686

Shares/Units

PREFERRED STOCK — 0.0%

FINANCIALS — 0.0%

Banks — 0.0%
3,800			GMAC Capital Trust I, 8.469% (3-Month USD-LIBOR + 5.785%) due 2/15/40(c) (Cost — $94,240)	98,762

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $846,818,358)	839,487,430

Face Amount†

SHORT-TERM INVESTMENTS (q) — 6.2%

CERTIFICATE OF DEPOSIT — 0.3%
$2,250,000			Sumitomo Mitsui Banking Corp., 2.849% due 3/25/19(r) (Cost — $2,250,000)	2,250,000

COMMERCIAL PAPERS — 0.7%
1,920,000			BPCE SA, (Restricted, cost — $1,919,104, acquired 12/6/18), 2.820% due 3/7/19(n)(r)	1,919,104
560,000			Ford Motor Credit Co. LLC, (Restricted, cost — $558,366, acquired 10/4/18), 3.138% due 4/4/19(n)(r)	558,366
2,930,000			Mizuho Bank Ltd., (Restricted, cost — $2,908,373, acquired 2/27/19), 2.574% due 6/13/19(n)(r)	2,908,373

			TOTAL COMMERCIAL PAPERS (Cost — $5,385,843)	5,385,843

MONEY MARKET FUND — 0.0%
286,605			Invesco STIT — Government & Agency Portfolio, 2.308%, Institutional Class(s) (Cost — $286,605)	286,605

REPURCHASE AGREEMENT — 2.1%
18,000,000			Merrill Lynch & Co., Inc. repurchase agreement dated 2/28/19, 2.550% due 3/1/19, Proceeds at maturity — $18,001,275; (Fully collateralized by U.S. Treasury Bonds, 3.375% due 11/15/48; Market Valued — $18,548,174)(r) (Cost — $18,000,000)	18,000,000

TIME DEPOSITS — 1.8%
81,036	EUR		Citibank — London, (0.570)% due 3/1/19	92,170
3,970,881			Citibank — New York, 1.750% due 3/1/19	3,970,881
11,417,458			Sumitomo — Tokyo, 1.750% due 3/1/19	11,417,458

			TOTAL TIME DEPOSITS (Cost — $15,480,509)	15,480,509

U.S. GOVERNMENT AGENCIES — 0.2%
			Federal Home Loan Bank (FHLB):
1,050,000			2.386% due 3/21/19(r)	1,048,620
610,000			2.413% due 4/12/19(r)	608,289
320,000			2.477% due 4/15/19(r)	319,018

			TOTAL U.S. GOVERNMENT AGENCIES (Cost — $1,975,927)	1,975,927

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 1.1%
	U.S. Treasury Bills:
$287,000	2.379% due 3/28/19(r)(t)	$286,492
976,000	2.389% due 4/9/19(r)	973,483
7,699,000	2.435% due 7/25/19(r)	7,623,798

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $8,883,773)	8,883,773

	TOTAL SHORT-TERM INVESTMENTS (Cost — $52,262,657)	52,262,657

	TOTAL INVESTMENTS IN SECURITIES (Cost — $899,081,015)	891,750,087

	TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $384,048)	291,673

	TOTAL INVESTMENTS — 105.1% (Cost — $899,465,063)	892,041,760

	Liabilities in Excess of Other Assets — (5.1)%	(43,062,486)

	TOTAL NET ASSETS — 100.0%	$848,979,274

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2019 amounts to approximately $96,867,838 and represents 11.4% of net assets.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2019.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Illiquid security.
(g)	Security is currently in default.
(h)	All or a portion of this security is on loan (See Note 1).
(i)	This security is traded on a TBA basis (See Note 1).
(j)	Principal only security.
(k)	Rating by Fitch Ratings Service. All ratings are unaudited.
(l)	Interest only security.
(m)	Affiliated security (See Note 2). As of February 28, 2019, total cost and total market value of affiliated securities amounted to $1,349,786 and $1,358,317, respectively.
(n)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2019 amounts to approximately $12,195,966 and represents 1.4% of net assets.
(o)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(q)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 6.2%.
(r)	Rate shown represents yield-to-maturity.
(s)	Represents investment of collateral received from securities lending transactions.
(t)	All or a portion of this security is held at the broker as collateral for open future contracts.
#	Security that used significant unobservable inputs to determine fair value.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2019, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Core Fixed Income Fund	$899,465,063	$14,210,938	$(22,294,673)	$(8,083,735)

Abbreviations used in this schedule:
ABS	— Asset-Based Security
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
GO	— General Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Incorporation
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits

Summary of Investments by Security Type^
Corporate Bonds & Notes	32.1%
Mortgage-Backed Securities	26.9
U.S. Government Agencies & Obligations	20.3
Collateralized Mortgage Obligations	9.7
Sovereign Bonds	2.7
Asset-Backed Securities	1.3
Senior Loans	0.7
Municipal Bonds	0.4
Preferred Stock	0.0 *
Short-Term Investments	5.9

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2019, Core Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
2,860,000	4,028,625	AUD	OTC U.S. Dollar versus Australian Dollar, Put	CITI	4/2/19	AUD	0.74	$1,873
7,115,340	$7,115,340		OTC U.S. Dollar versus Euro, Call	CITI	11/4/19	EUR	1.14	100,184
3,560,000	68,638,580	MXN	OTC U.S. Dollar versus Mexican Peso, Put	CITI	4/11/19	MXN	19.00	17,772

			Total Currency Options					$119,829

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
118	$13,532,203	U.S. Treasury 5-Year Note May Futures, Put	GSC	4/26/19	$112.00	$2,766
147	16,857,914	U.S. Treasury 5-Year Note May Futures, Put	GSC	4/26/19	$112.25	4,594
51	6,233,156	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/22/19	$123.00	4,781
96	11,733,000	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/22/19	$123.25	6,000
96	11,733,000	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/22/19	$121.00	9,000
96	11,733,000	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/22/19	$121.25	13,500
129	15,766,219	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/22/19	$121.50	26,203
96	13,911,000	U.S. Treasury Bond April Futures, Call	GSC	3/22/19	$147.00	15,000
96	13,911,000	U.S. Treasury Bond April Futures, Call	GSC	3/22/19	$147.50	10,500
96	13,911,000	U.S. Treasury Bond April Futures, Put	GSC	3/22/19	$143.00	33,000
96	13,911,000	U.S. Treasury Bond April Futures, Put	GSC	3/22/19	$143.50	46,500

		Total Options on Futures				$171,844

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $384,048)				$291,673

At February 28, 2019, Core Fixed Income Fund held the following Options Contracts Written:

Currency Option

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
3,560,000	68,638,580	MXN	OTC U.S. Dollar versus Mexican Peso, Call	CITI	4/11/19	MXN	20.00	$16,877

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
32	$3,911,000	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/22/19	$122.00	$12,500
32	3,911,000	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/22/19	$122.25	9,000
163	19,921,656	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/22/19	$124.00	5,094
32	3,911,000	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/22/19	$122.00	12,500
32	3,911,000	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/22/19	$122.25	17,000
32	4,637,000	U.S. Treasury Bond April Futures, Call	GSC	3/22/19	$145.00	20,000
32	4,637,000	U.S. Treasury Bond April Futures, Call	GSC	3/22/19	$145.50	14,500
32	4,637,000	U.S. Treasury Bond April Futures, Put	GSC	3/22/19	$145.00	37,000
32	4,637,000	U.S. Treasury Bond April Futures, Put	GSC	3/22/19	$145.50	47,500

		Total Options on Futures				$175,094

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $248,438)				$191,971

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2019, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	470	12/19	$114,130,148	$114,398,000	$267,852
90-Day Eurodollar June Futures	25	6/20	6,086,725	6,092,500	5,775
90-Day Eurodollar March Futures	19	3/21	4,628,163	4,633,625	5,462
Euro-BTP March Futures	24	3/19	3,359,243	3,500,644	141,401
U.S. Treasury 2-Year Note June Futures	542	6/19	115,069,620	115,009,859	(59,761)
U.S. Treasury 5-Year Note June Futures	574	6/19	65,867,193	65,758,875	(108,318)
U.S. Treasury Ultra Long Bond June Futures	172	6/19	27,816,364	27,450,125	(366,239)

					(113,828)

Contracts to Sell:
90-Day Eurodollar March Futures	62	3/19	15,151,250	15,097,000	54,250
Euro FX Currency March Futures	6	3/19	858,038	854,513	3,525
Euro-Bund March Futures	199	3/19	36,810,096	37,416,694	(606,598)
Japan Government 10-Year Bond March Futures	5	3/19	6,810,209	6,851,478	(41,269)
U.S. Treasury 10-Year Note June Futures	223	6/19	27,299,315	27,206,000	93,315
U.S. Treasury Long Bond June Futures	119	6/19	17,314,064	17,191,781	122,283

					(374,494)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(488,322)

At February 28, 2019, Core Fixed Income Fund had deposited cash of $2,250,464 with a broker or brokers as margin collateral an open exchange-traded futures contracts.

At February 28, 2019, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	3,640,000	USD	82,186	CITI	$91,061	3/26/19	$8,875
Argentine Peso	4,360,000	USD	94,491	CITI	109,073	3/26/19	14,582
Argentine Peso	4,300,000	USD	90,166	CITI	107,263	3/29/19	17,097
Australian Dollar	2,352,090	USD	1,688,423	CITI	1,669,795	4/17/19	(18,628)
Brazilian Real	1,830,000	USD	488,717	CITI	485,737	4/17/19	(2,980)
Brazilian Real	2,510,000	USD	669,614	CITI	666,229	4/17/19	(3,385)
Brazilian Real	8,360,000	USD	2,230,267	CITI	2,218,994	4/17/19	(11,273)
Brazilian Real	9,029,000	USD	2,431,464	CITI	2,396,566	4/17/19	(34,898)
British Pound	545,347	USD	699,942	CITI	724,926	4/17/19	24,984
Canadian Dollar	8,409,607	USD	6,363,240	CITI	6,398,632	4/17/19	35,392
Canadian Dollar	3,908,040	USD	2,925,313	CITI	2,973,517	4/17/19	48,204
Canadian Dollar	1,030,000	USD	780,780	CITI	783,698	4/17/19	2,918
Euro	1,692,604	USD	1,964,734	CITI	1,932,600	4/17/19	(32,134)
Indian Rupee	127,800,000	USD	1,813,692	CITI	1,793,640	4/16/19	(20,052)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Indonesian Rupiah	22,677,220,000	USD	1,613,807	CITI	$1,604,936	4/17/19	$(8,871)
Indonesian Rupiah	24,023,470,000	USD	1,649,907	CITI	1,700,215	4/17/19	50,308
Japanese Yen	391,128,873	USD	3,640,982	CITI	3,521,963	4/17/19	(119,019)
Korean Won	2,421,467,263	USD	2,159,518	CITI	2,154,388	4/17/19	(5,130)
Mexican Peso	65,329,736	USD	3,367,113	CITI	3,364,403	4/17/19	(2,710)
Russian Ruble	42,582,148	USD	627,639	CITI	641,690	4/17/19	14,051
South African Rand	8,680,000	USD	618,458	CITI	612,585	4/17/19	(5,873)

							(48,542)

Contracts to Sell:
Australian Dollar	1,841,071	USD	1,317,268	CITI	1,307,013	4/17/19	10,255
Chinese Onshore Renminbi	3,196,254	USD	466,389	CITI	477,456	4/17/19	(11,067)
Chinese Onshore Renminbi	26,818,047	USD	3,908,197	CITI	4,006,077	4/17/19	(97,880)
Euro	300,000	USD	340,564	CITI	342,538	4/17/19	(1,974)
Japanese Yen	395,758,511	USD	3,683,747	CITI	3,563,651	4/17/19	120,096
Korean Won	2,421,467,263	USD	2,173,298	CITI	2,154,387	4/17/19	18,911
Mexican Peso	3,569,503	USD	184,183	CITI	183,885	4/15/19	298
Mexican Peso	45,089,000	USD	2,324,810	CITI	2,322,776	4/15/19	2,034
Mexican Peso	26,247,000	USD	1,354,859	CITI	1,351,689	4/17/19	3,170
Philippine Peso	120,583,000	USD	2,283,336	CITI	2,316,082	4/17/19	(32,746)

							11,097

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts.							$(37,445)

At February 28, 2019, Core Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Payment Paid	Unrealized Appreciation
Pay	3-Month BRL-CDI-Compounded	0.084%	1/2/20	CITI	BRL 41,620,000	$285,355	$13,267	$272,088

At February 28, 2019, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	7.351%	4/5/21	28-Day	MXN	15,700,000	$(13,079)	$—	$(13,079)
Pay	3-Month USD-LIBOR	2.250%	5/31/22	6-Month	USD	6,201,000	(25,724)	11,515	(37,239)
Receive	3-Month USD-LIBOR	2.875%	5/15/44	6-Month	USD	3,256,000	810	10,912	(10,102)
Pay	3-Month USD-LIBOR	3.071%	11/21/21	6-Month	USD	15,125,000	152,410	—	152,410
Receive	3-Month USD-LIBOR	3.082%	11/21/24	6-Month	USD	6,220,000	(147,398)	—	(147,398)
Receive	3-Month USD-LIBOR	3.330%	2/15/44	6-Month	USD	3,948,000	(313,213)	(2,074)	(311,139)

							$(346,194)	$20,353	$(366,547)

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation
3-Month USD-LIBOR	U.S. Federal Funds Effective Rate Index + 0.310%	3/20/24	3-Month	USD	11,871,000	$36,000	$(112)	$36,112

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2019, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared — Credit Default Swaps on Indexes — Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/19 (2)	Notional Amount (3)	Market Value	Upfront Payment Paid	Unrealized Appreciation
Markit CDX North America High Yield Series 31 5-Year Index	5.000%	12/20/23	3-Month	3.466%	USD 2,087,400	$151,047	$51,059	$99,988

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At February 28, 2019, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $370,574 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	CITI	— Citigroup Global Markets Inc.
BRL	— Brazilian Real	GSC	— Goldman Sachs & Co.
EUR	— Euro
MXN	— Mexican Peso
RUB	— Russian Ruble

See pages 260-261 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 87.6%

Advertising — 0.2%
$101,000	B	MDC Partners Inc., Company Guaranteed Notes, 6.500% due 5/1/24(a)	$87,996

Aerospace/Defense — 0.8%
90,000	BB	BBA US Holdings Inc., Senior Unsecured Notes, 5.375% due 5/1/26(a)	91,913
		Bombardier Inc., Senior Unsecured Notes:
80,000	B-	6.000% due 10/15/22(a)(b)	80,800
15,000	B-	6.125% due 1/15/23(a)	15,150
46,000	B-	7.875% due 4/15/27(a)	45,653
		TransDigm Inc., Company Guaranteed Notes:
200,000	B-	6.500% due 5/15/25	200,000
25,000	B-	6.375% due 6/15/26	24,375

		Total Aerospace/Defense	457,891

Agriculture — 0.2%
50,000	BBB	Altria Group Inc., Company Guaranteed Notes, 5.950% due 2/14/49	50,119
80,000	B-	Pyxus International Inc., Senior Secured Notes, 8.500% due 4/15/21(a)	81,200

		Total Agriculture	131,319

Apparel — 0.6%
130,000	BB-	Hanesbrands Inc., Company Guaranteed Notes, 4.875% due 5/15/26(a)	128,700
120,000	BB+	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	123,000
67,000	BB+	William Carter Co (The), Company Guaranteed Notes, 5.625% due 3/15/27(a)	67,000

		Total Apparel	318,700

Auto Manufacturers — 0.6%
70,000	Ba3(c)	Allison Transmission Inc., Senior Unsecured Notes, 4.750% due 10/1/27(a)	67,375
80,000	BB-	JB Poindexter & Co., Inc., Senior Unsecured Notes, 7.125% due 4/15/26(a)	79,000
180,000	B-	Navistar International Corp., Company Guaranteed Notes, 6.625% due 11/1/25(a)	186,485

		Total Auto Manufacturers	332,860

Auto Parts & Equipment — 0.4%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
30,000	B	6.625% due 10/15/22	30,787
120,000	B	6.500% due 4/1/27	118,950
50,000	BB	Delphi Technologies PLC, Company Guaranteed Notes, 5.000% due 10/1/25(a)	44,616

		Total Auto Parts & Equipment	194,353

Banks — 2.8%
		CIT Group Inc.:
20,000	BB+	Senior Unsecured Notes, 5.250% due 3/7/25	21,000
130,000	BB	Subordinated Notes, 6.125% due 3/9/28	141,375
80,000	BB+	Citigroup Inc., Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(d)(e)	80,718
200,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(d)(e)	223,506
200,000	BB-	Credit Suisse Group AG, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.600%)(a)(d)(e)	205,417
200,000	BBB+	Danske Bank A/S, Senior Unsecured Notes, 5.375% due 1/12/24(a)	206,319
240,000	Baa3(c)	HSBC Holdings PLC, Junior Subordinated Notes, 6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(d)(e)	236,484
200,000	B	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(d)(e)	214,960
200,000	BB	UBS Group Funding Switzerland AG, Company Guaranteed Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(d)(e)	201,900

		Total Banks	1,531,679

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Beverages — 0.1%
$80,000	B	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	$79,300

Building Materials — 1.0%
61,000	BB-	Builders FirstSource Inc., Senior Secured Notes, 5.625% due 9/1/24(a)	59,780
		Standard Industries Inc., Senior Unsecured Notes:
225,000	BBB-	6.000% due 10/15/25(a)	235,969
40,000	BBB-	5.000% due 2/15/27(a)	38,200
40,000	BBB-	4.750% due 1/15/28(a)	37,500
		Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes:
50,000	BB	5.125% due 6/1/25(a)	47,875
70,000	B3	6.500% due 3/15/27(a)	70,000
40,000	BB-	US Concrete Inc., Company Guaranteed Notes, 6.375% due 6/1/24	39,600

		Total Building Materials	528,924

Chemicals — 1.1%
15,000	BB-	Chemours Co. (The), Company Guaranteed Notes, 7.000% due 5/15/25	15,675
50,000	BB-	Nufarm Australia Ltd./Nufarm Americas Inc., Company Guaranteed Notes, 5.750% due 4/30/26(a)	46,500
160,000	BB+	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	156,000
26,000	B-	Tronox Inc., Company Guaranteed Notes, 6.500% due 4/15/26(a)	24,700
340,000	BB+	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24	342,125

		Total Chemicals	585,000

Coal — 0.2%
50,441	CCC	Murray Energy Corp., Secured Notes, 12.000% (9.000% cash or 3.000% PIK) due 4/15/24(a)(f)	22,446
100,000	BB-	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(a)	102,000

		Total Coal	124,446

Commercial Services — 4.1%
100,000	BB-	ADT Security Corp. (The), Senior Secured Notes, 4.125% due 6/15/23	98,375
100,000	BB	Brink’s Co. (The), Company Guaranteed Notes, 4.625% due 10/15/27(a)	95,500
125,000	B	Carriage Services Inc., Company Guaranteed Notes, 6.625% due 6/1/26(a)	128,125
80,000	B-	Flexi-Van Leasing Inc., Secured Notes, 10.000% due 2/15/23(a)	68,000
40,000	Ba2(c)	FTI Consulting Inc., Senior Unsecured Notes, 2.000% due 8/15/23(a)	40,250
175,000	B-	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes, 6.375% due 8/1/23(a)	176,750
153,000	B-	Laureate Education Inc., Company Guaranteed Notes, 8.250% due 5/1/25(a)	166,005
223,000	B-	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(a)	235,711
		Service Corp. International, Senior Unsecured Notes:
70,000	BB	7.500% due 4/1/27	77,700
130,000	BB	4.625% due 12/15/27	128,863
		ServiceMaster Co. LLC (The):
80,000	BB-	Company Guaranteed Notes, 5.125% due 11/15/24(a)	80,600
320,000	B	Senior Unsecured Notes, 7.450% due 8/15/27	332,800
106,000	CCC+	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(a)(b)	85,065
145,000	B	TMS International Corp., Senior Unsecured Notes, 7.250% due 8/15/25(a)	138,837
		UR Financing Escrow Corp., Company Guaranteed Notes:
210,000	BB-	5.875% due 9/15/26	215,512
30,000	BB-	6.500% due 12/15/26	31,388
20,000	BB-	5.500% due 5/15/27	20,050
110,000	B	Weight Watchers International Inc., Company Guaranteed Notes, 8.625% due 12/1/25(a)	102,437

		Total Commercial Services	2,221,968

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Computers — 0.9%
		Dell International LLC/EMC Corp.:
$105,000	BB	Company Guaranteed Notes, 7.125% due 6/15/24(a)	$111,428
90,000	BBB-	Senior Secured Notes, 6.020% due 6/15/26(a)	95,573
30,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.750% due 1/1/25	28,895
116,000	CCC+	West Corp., Company Guaranteed Notes, 8.500% due 10/15/25(a)	96,570
		Western Digital Corp., Company Guaranteed Notes:
20,000	Baa3(c)	1.500% due 2/1/24(a)	17,678
125,000	BB+	4.750% due 2/15/26	118,437

		Total Computers	468,581

Distribution/Wholesale — 0.2%
89,000	B	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(a)	86,998

Diversified Financial Services — 1.6%
90,000	BB-	Ally Financial Inc., Subordinated Notes, 5.750% due 11/20/25	95,738
150,000	CCC	ASP AMC Merger Sub Inc., Senior Unsecured Notes, 8.000% due 5/15/25(a)	70,500
70,000	B-	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.875% due 11/1/24(a)	71,225
		Navient Corp., Senior Unsecured Notes:
50,000	B+	8.000% due 3/25/20	52,341
50,000	B+	5.000% due 10/26/20	50,764
50,000	B+	5.875% due 3/25/21	51,125
50,000	B+	6.625% due 7/26/21	51,813
50,000	B+	5.875% due 10/25/24	48,187
78,000	B+	6.750% due 6/15/26	75,075
200,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.250% due 1/15/28(a)	183,000
100,000	B+	Travelport Corporate Finance PLC, Senior Secured Notes, 6.000% due 3/15/26(a)	106,250

		Total Diversified Financial Services	856,018

Electric — 1.5%
		AES Corp., Senior Unsecured Notes:
19,000	BB+	5.500% due 4/15/25	19,641
195,000	BB+	6.000% due 5/15/26	206,213
		Calpine Corp.:
70,000	BB	Senior Secured Notes, 5.875% due 1/15/24(a)	71,575
10,000	B	Senior Unsecured Notes, 5.500% due 2/1/24	9,662
152,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.500% due 9/15/27(a)	145,350
155,000	BB	NRG Energy Inc., Company Guaranteed Notes, 5.750% due 1/15/28	159,650
		Vistra Energy Corp., Company Guaranteed Notes:
95,000	BB	7.625% due 11/1/24	101,175
85,000	BB	8.125% due 1/30/26(a)	92,225

		Total Electric	805,491

Electrical Components & Equipment — 0.3%
		Energizer Holdings Inc., Company Guaranteed Notes:
130,000	B+	6.375% due 7/15/26(a)	131,625
34,000	B+	7.750% due 1/15/27(a)	36,295

		Total Electrical Components & Equipment	167,920

Electronics — 0.0%
25,000	BB+	Resideo Funding Inc., Company Guaranteed Notes, 6.125% due 11/1/26(a)	25,688

Energy — Alternate Sources — 0.3%
		TerraForm Power Operating LLC, Company Guaranteed Notes:
65,000	BB-	step bond to yield, 6.625% due 6/15/25(a)	68,494
75,000	BB-	5.000% due 1/31/28(a)	71,531

		Total Energy — Alternate Sources	140,025

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Engineering & Construction — 0.3%
$60,000	B-	frontdoor Inc., Senior Unsecured Notes, 6.750% due 8/15/26(a)	$61,125
110,000	BB-	TopBuild Corp., Company Guaranteed Notes, 5.625% due 5/1/26(a)	106,150

		Total Engineering & Construction	167,275

Entertainment — 2.6%
		AMC Entertainment Holdings Inc., Company Guaranteed Notes:
202,000	B-	5.750% due 6/15/25(b)	187,102
100,000	B-	6.125% due 5/15/27	90,125
40,000	B	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(a)	43,000
118,000	B-	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(a)	112,247
80,000	BB-	Carmike Cinemas Inc., Secured Notes, 6.000% due 6/15/23(a)	82,000
115,000	BB	Cinemark USA Inc., Company Guaranteed Notes, 4.875% due 6/1/23	115,144
		Eldorado Resorts Inc., Company Guaranteed Notes:
160,000	B	6.000% due 4/1/25	163,616
5,000	B	6.000% due 9/15/26(a)	5,113
200,000	BB	Merlin Entertainments PLC, Senior Unsecured Notes, 5.750% due 6/15/26(a)	207,250
		Scientific Games International Inc.:
130,000	B-	Company Guaranteed Notes, 10.000% due 12/1/22	137,150
80,000	B+	Senior Secured Notes, 5.000% due 10/15/25(a)	77,700
90,000	BB+	Speedway Motorsports Inc., Company Guaranteed Notes, 5.125% due 2/1/23	90,450
90,000	B-	Stars Group Holdings BV/Stars Group US Co-Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(a)	92,250

		Total Entertainment	1,403,147

Environmental Control — 1.6%
150,000	B	Advanced Disposal Services Inc., Company Guaranteed Notes, 5.625% due 11/15/24(a)	152,250
		Covanta Holding Corp., Senior Unsecured Notes:
175,000	B	5.875% due 3/1/24	179,156
70,000	B	5.875% due 7/1/25	70,087
100,000	CCC+	GFL Environmental Inc., Senior Unsecured Notes, 5.375% due 3/1/23(a)	94,688
30,000	CCC+	Hulk Finance Corp., Senior Unsecured Notes, 7.000% due 6/1/26(a)	28,575
180,000	B+	Tervita Escrow Corp., Secured Notes, 7.625% due 12/1/21(a)	180,450
175,000	B+	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	170,625

		Total Environmental Control	875,831

Food — 1.4%
150,000	B-	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 6/15/25(a)	134,250
160,000	BB	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.875% due 11/1/26(a)	161,000
100,000	BB-	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(a)	98,500
180,000	B+	Post Holdings Inc., Company Guaranteed Notes, 5.500% due 3/1/25(a)	181,125
205,000	BB	US Foods Inc., Company Guaranteed Notes, 5.875% due 6/15/24(a)	208,844

		Total Food	783,719

Forest Products & Paper — 0.5%
		Mercer International Inc., Senior Unsecured Notes:
175,000	BB-	6.500% due 2/1/24	179,375
110,000	BB-	5.500% due 1/15/26	105,600

		Total Forest Products & Paper	284,975

Gas — 0.5%
		AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
70,000	Ba3(c)	5.625% due 5/20/24	71,050
80,000	Ba3(c)	5.500% due 5/20/25	79,600
140,000	B+	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 11/1/23	145,075

		Total Gas	295,725

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Hand/Machine Tools — 0.1%
		Colfax Corp., Company Guaranteed Notes:
$39,000	BB+	6.000% due 2/15/24(a)	$40,316
32,000	BB+	6.375% due 2/15/26(a)	33,400

		Total Hand/Machine Tools	73,716

Healthcare — Products — 0.7%
30,000	CCC-	Immucor Inc., Company Guaranteed Notes, 11.125% due 2/15/22(a)	30,525
215,000	B-	Kinetic Concepts Inc./KCI USA Inc., Secured Notes, 12.500% due 11/1/21(a)	233,275
115,000	BB	Teleflex Inc., Company Guaranteed Notes, 4.625% due 11/15/27	114,577

		Total Healthcare — Products	378,377

Healthcare — Services — 6.6%
130,000	B+	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 4.875% due 1/15/26(a)	129,350
		Centene Corp., Senior Unsecured Notes:
110,000	BB+	4.750% due 5/15/22	112,475
300,000	BB+	6.125% due 2/15/24	314,438
115,000	BB+	5.375% due 6/1/26(a)	119,600
90,000	BB+	Charles River Laboratories International Inc., Company Guaranteed Notes, 5.500% due 4/1/26(a)	93,825
100,000	Caa1	CHS/Community Health Systems Inc., Senior Secured Notes, 8.000% due 3/15/26(a)	98,683
100,000	B+	DaVita Inc., Company Guaranteed Notes, 5.000% due 5/1/25	96,875
106,000	CCC+	Eagle Holding Co. II LLC, Senior Unsecured Notes, 7.625% (7.625% cash or 8.375% PIK) due 5/15/22(a)(f)	106,530
51,000	B-	Envision Healthcare Corp., Company Guaranteed Notes, 8.750% due 10/15/26(a)	46,155
940,000	NR	Escrow Magellan Health, (Restricted, cost — $0, acquired 4/14/15), 9.750% due 5/15/20#(g)(h)	—
		HCA Inc.:
		Company Guaranteed Notes:
350,000	BB-	5.375% due 2/1/25	363,891
65,000	BB-	5.375% due 9/1/26	66,788
265,000	BB-	5.625% due 9/1/28	274,606
45,000	BB-	5.875% due 2/1/29	47,250
80,000	BB-	7.500% due 11/6/33	91,600
140,000	BB-	7.500% due 11/15/95	141,400
		Senior Secured Notes:
25,000	BBB-	5.000% due 3/15/24	26,146
130,000	BBB-	5.500% due 6/15/47	135,249
250,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(a)	251,718
100,000	B-	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% (8.500% cash or 9.250% PIK) due 12/1/22(a)(f)	99,096
80,000	B+	RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes, 8.250% due 5/1/23(a)	85,700
236,000	B+	Syneos Health Inc./in Ventiv Health Inc./in Ventiv Health Clinical Inc., Company Guaranteed Notes, 7.500% due 10/1/24(a)	247,800
		Tenet Healthcare Corp.:
60,000	BB-	Senior Secured Notes, 6.000% due 10/1/20	62,250
		Senior Unsecured Notes:
110,000	CCC+	8.125% due 4/1/22	117,837
230,000	CCC+	6.750% due 6/15/23	236,612
		WellCare Health Plans Inc., Senior Unsecured Notes:
170,000	BB	5.250% due 4/1/25	174,199
50,000	BB	5.375% due 8/15/26(a)	51,563

		Total Healthcare — Services	3,591,636

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Home Builders — 0.9%
$160,000	B+	Century Communities Inc., Company Guaranteed Notes, 5.875% due 7/15/25	$149,200
		Lennar Corp., Company Guaranteed Notes:
80,000	BB+	4.500% due 4/30/24	79,600
30,000	BB+	5.875% due 11/15/24	31,612
80,000	BB+	4.750% due 11/29/27	78,000
		William Lyon Homes Inc., Company Guaranteed Notes:
60,000	B+	7.000% due 8/15/22	60,300
70,000	B+	6.000% due 9/1/23	65,450
10,000	B+	5.875% due 1/31/25	9,050

		Total Home Builders	473,212

Household Products/Wares — 0.9%
		Central Garden & Pet Co., Company Guaranteed Notes:
165,000	BB	6.125% due 11/15/23	172,012
100,000	BB	5.125% due 2/1/28	93,000
225,000	B+	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	221,344

		Total Household Products/Wares	486,356

Insurance — 0.4%
50,000	BB+	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 5.500% due 5/1/25(a)	49,437
105,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.000% due 5/1/26(a)	103,163
50,000	BB+	Radian Group Inc., Senior Unsecured Notes, 4.500% due 10/1/24	48,875

		Total Insurance	201,475

Internet — 1.1%
65,000	CCC+	EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24	69,712
80,000	BB	Match Group Inc., Senior Unsecured Notes, 6.375% due 6/1/24	84,700
		Netflix Inc., Senior Unsecured Notes:
60,000	BB-	5.875% due 2/15/25	63,750
150,000	BB-	5.875% due 11/15/28(a)	156,608
60,000	BB-	6.375% due 5/15/29(a)	63,881
		Twitter Inc., Senior Unsecured Notes:
36,000	BB-u	1.000% due 9/15/21	33,505
34,000	NR	0.250% due 6/15/24(a)	30,916
79,000	B	Zayo Group LLC/Zayo Capital Inc., Company Guaranteed Notes, 6.375% due 5/15/25	78,704

		Total Internet	581,776

Iron/Steel — 0.3%
35,000	B+	Allegheny Ludlum LLC, Company Guaranteed Notes, 6.950% due 12/15/25	35,962
120,000	B	Allegheny Technologies Inc., Senior Unsecured Notes, 7.875% due 8/15/23	131,886

		Total Iron/Steel	167,848

Leisure Time — 1.5%
106,000	BB+	NCL Corp., Ltd., Senior Unsecured Notes, 4.750% due 12/15/21(a)	108,085
185,000	BBB-	Silversea Cruise Finance Ltd., Senior Secured Notes, 7.250% due 2/1/25(a)	201,326
395,000	B	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(a)	381,669
130,000	BB-	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	127,075

		Total Leisure Time	818,155

Lodging — 0.9%
160,000	BB+	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 4.875% due 4/1/27	159,800
20,000	CCC	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes, 10.250% due 11/15/22(a)	21,600
		MGM Resorts International, Company Guaranteed Notes:
175,000	BB-	7.750% due 3/15/22	192,500
60,000	BB-	5.750% due 6/15/25	61,350

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Lodging — 0.9% — (continued)
$40,000	B-	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes, 5.875% due 5/15/25(a)	$39,600
42,000	BB-	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Company Guaranteed Notes, 5.250% due 5/15/27(a)	40,228

		Total Lodging	515,078

Machinery — Construction & Mining — 0.1%
30,000	BB+	BWX Technologies Inc., Company Guaranteed Notes, 5.375% due 7/15/26(a)	30,750

Machinery — Diversified — 0.3%
70,000	B	Cleaver-Brooks Inc., Senior Secured Notes, 7.875% due 3/1/23(a)	68,600
53,000	B	Cloud Crane LLC, Secured Notes, 10.125% due 8/1/24(a)	56,578
30,000	B	MAI Holdings Inc., (Restricted, cost — $30,000, acquired 6/14/18), Senior Secured Notes, 9.500% due 6/1/23(g)	28,350

		Total Machinery — Diversified	153,528

Media — 7.9%
710,000	B	Altice France SA, Senior Secured Notes, 7.375% due 5/1/26(a)	698,463
200,000	B-	Altice Luxembourg SA, Company Guaranteed Notes, 7.750% due 5/15/22(a)	199,500
110,000	NR	American Media LLC, Secured Notes, 10.500% due 12/31/26(a)	109,725
325,000	B	Cablevision Systems Corp., Senior Unsecured Notes, 5.875% due 9/15/22	336,070
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
150,000	BB	5.125% due 5/1/23(a)	153,015
205,000	BB	5.875% due 4/1/24(a)	213,969
40,000	BB	5.750% due 2/15/26(a)	41,288
110,000	BB	5.125% due 5/1/27(a)	108,534
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
60,000	BBB-	4.908% due 7/23/25	62,249
90,000	BBB-	6.484% due 10/23/45	96,931
		Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes:
100,000	CCC+	7.625% due 3/15/20	100,425
75,000	B-	6.500% due 11/15/22	77,062
11,000	CCC+	9.250% due 2/15/24(a)	11,564
		CSC Holdings LLC:
200,000	BB	Company Guaranteed Notes, 6.500% due 2/1/29(a)	209,627
		Senior Unsecured Notes:
100,000	B	6.750% due 11/15/21	106,750
169,000	B	10.875% due 10/15/25(a)	196,462
		DISH DBS Corp., Company Guaranteed Notes:
20,000	B-	6.750% due 6/1/21	20,500
80,000	B-	5.875% due 11/15/24	67,676
410,000	B-	7.750% due 7/1/26	355,675
		DISH Network Corp., Senior Unsecured Notes:
50,000	CCC+	2.375% due 3/15/24	41,623
15,000	CCC+	3.375% due 8/15/26	12,921
40,000	BB-	EW Scripps Co. (The), Company Guaranteed Notes, 5.125% due 5/15/25(a)	38,600
112,000	B+	Gray Television Inc., Senior Unsecured Notes, 7.000% due 5/15/27(a)	118,720
1,124	WR(c)	LBI Media Inc., Secured Notes, 13.500% due 4/15/20(a)(i)	67
10,000	BB-	Liberty Interactive LLC, Senior Unsecured Notes, 1.750% due 9/30/46(a)	11,525
40,000	NR	Liberty Media Corp., Senior Unsecured Notes, 2.250% due 12/1/48(a)	42,448
2,000	CCC+	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Senior Unsecured Notes, 7.875% due 5/15/24(a)	1,618
80,000	B+	Meredith Corp., Company Guaranteed Notes, 6.875% due 2/1/26(a)	83,024

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Media — 7.9% — (continued)
		Sirius XM Radio Inc., Company Guaranteed Notes:
$225,000	BB	6.000% due 7/15/24(a)	$234,000
8,000	BB	5.000% due 8/1/27(a)	7,850
70,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	78,480
80,000	B	Univision Communications Inc., Senior Secured Notes, 5.125% due 2/15/25(a)	70,200
200,000	BB	UPCB Finance IV Ltd., Senior Secured Notes, 5.375% due 1/15/25(a)	205,000
200,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.250% due 1/15/26(a)	200,958

		Total Media	4,312,519

Metal Fabricate/Hardware — 0.5%
5,000	CCC	Hillman Group Inc.(The), Company Guaranteed Notes, 6.375% due 7/15/22(a)	4,325
150,000	B+	Novelis Corp., Company Guaranteed Notes, 5.875% due 9/30/26(a)	146,625
109,000	B	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	107,637

		Total Metal Fabricate/Hardware	258,587

Mining — 3.2%
200,000	BB+	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.125% due 5/15/28(a)	205,250
100,000	B	Eldorado Gold Corp., Company Guaranteed Notes, 6.125% due 12/15/20(a)	97,750
		First Quantum Minerals Ltd., Company Guaranteed Notes:
200,000	B	7.250% due 4/1/23(a)	197,250
200,000	B	7.500% due 4/1/25(a)	194,250
457,000	BB	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	403,303
320,000	B+	Hudbay Minerals Inc., Company Guaranteed Notes, 7.625% due 1/15/25(a)	333,600
177,135	WR(c)	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)(i)(j)	664
110,000	B	New Gold Inc., Company Guaranteed Notes, 6.375% due 5/15/25(a)	89,650
60,000	BB-	Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes, 7.125% due 11/1/22(a)	55,500
140,000	BB+	Teck Resources Ltd., Company Guaranteed Notes, 6.250% due 7/15/41	146,790

		Total Mining	1,724,007

Miscellaneous Manufacturers — 0.1%
80,000	B	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	76,800

Oil & Gas — 10.5%
		Antero Resources Corp., Company Guaranteed Notes:
135,000	BB+	5.125% due 12/1/22	135,722
5,000	BB+	5.625% due 6/1/23	5,031
		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Senior Unsecured Notes:
30,000	BB-	10.000% due 4/1/22(a)	32,475
82,000	BB-	7.000% due 11/1/26(a)	79,540
		Berry Petroleum Co. LLC:
60,000	B+	Company Guaranteed Notes, 7.000% due 2/15/26(a)	60,150
		Senior Unsecured Notes:
310,000	NR	6.750% due 11/1/20#(h)	—
790,000	NR	6.375% due 9/15/22#(h)	—
125,000	B+	Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., Company Guaranteed Notes, 6.875% due 2/1/25	127,344
70,000	B+	Carrizo Oil & Gas Inc., Company Guaranteed Notes, 8.250% due 7/15/25	73,500
70,000	BB-	Centennial Resource Production LLC, Company Guaranteed Notes, 5.375% due 1/15/26(a)	67,200
		Chesapeake Energy Corp., Company Guaranteed Notes:
21,000	B+	7.000% due 10/1/24	20,843
190,000	B+	5.500% due 9/15/26	174,501
60,000	B+	8.000% due 6/15/27	59,700
100,000	B	Covey Park Energy LLC/Covey Park Finance Corp., Company Guaranteed Notes, 7.500% due 5/15/25(a)	93,500
245,000	BB-	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 5.625% due 10/15/25(a)	238,263
81,000	BB-	CVR Refining LLC/Coffeyville Finance Inc., Company Guaranteed Notes, 6.500% due 11/1/22	83,025

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 10.5% — (continued)
		Diamondback Energy Inc., Company Guaranteed Notes:
$50,000	BB+	4.750% due 11/1/24	$50,813
10,000	BB+	4.750% due 11/1/24(a)	10,162
280,000	BB+	5.375% due 5/31/25	290,500
		Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes:
57,000	BB-	5.500% due 1/30/26(a)	59,921
278,000	BB-	5.750% due 1/30/28(a)	297,460
30,000	B	EP Energy LLC/Everest Acquisition Finance Inc., Senior Secured Notes, 7.750% due 5/15/26(a)	26,700
		Extraction Oil & Gas Inc., Company Guaranteed Notes:
140,000	B	7.375% due 5/15/24(a)	126,000
245,000	B	5.625% due 2/1/26(a)	204,575
120,000	B	Great Western Petroleum LLC/Great Western Finance Corp., Senior Unsecured Notes, 9.000% due 9/30/21(a)	103,800
125,000	BB-	Gulfport Energy Corp., Company Guaranteed Notes, 6.625% due 5/1/23	123,125
50,000	BB+	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(a)	49,250
12,000	B	Jagged Peak Energy LLC, Company Guaranteed Notes, 5.875% due 5/1/26(a)	12,184
90,000	BB-	Matador Resources Co., Company Guaranteed Notes, 5.875% due 9/15/26	90,000
		MEG Energy Corp.:
120,000	BB-	Company Guaranteed Notes, 7.000% due 3/31/24(a)	110,400
30,000	BB	Secured Notes, 6.500% due 1/15/25(a)	29,587
170,000	BB+	Murphy Oil USA Inc., Company Guaranteed Notes, 5.625% due 5/1/27	172,125
31,000	BB	Nabors Industries Inc., Company Guaranteed Notes, 5.750% due 2/1/25	27,590
150,375	B+	Northern Oil & Gas Inc., Secured Notes, 9.500% (8.500% cash or 1.000% PIK) due 5/15/23(f)	154,886
		Oasis Petroleum Inc., Company Guaranteed Notes:
77,000	BB-	6.875% due 1/15/23	76,711
110,000	BB-	6.250% due 5/1/26(a)(b)	105,050
		Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes:
105,000	BB-	5.250% due 8/15/25(a)	104,443
65,000	BB-	5.625% due 10/15/27(a)	64,675
		PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes:
135,000	BB	7.000% due 11/15/23	138,712
173,000	BB	7.250% due 6/15/25	178,277
		Petrobras Global Finance BV, Company Guaranteed Notes:
100,000	BB-	7.375% due 1/17/27	110,100
20,000	BB-	5.750% due 2/1/29	19,987
55,000	BB	Precision Drilling Corp., Company Guaranteed Notes, 7.125% due 1/15/26(a)	54,313
30,000	B	Pride International LLC, Company Guaranteed Notes, 7.875% due 8/15/40	24,450
33,000	BB-	QEP Resources Inc., Senior Unsecured Notes, 5.625% due 3/1/26	31,103
60,000	BB+	Range Resources Corp., Company Guaranteed Notes, 5.000% due 3/15/23	58,200
185,000	BB	Seven Generations Energy Ltd., Company Guaranteed Notes, 5.375% due 9/30/25(a)	178,756
240,000	B-	Shelf Drilling Holdings Ltd., Company Guaranteed Notes, 8.250% due 2/15/25(a)	230,100
		SM Energy Co., Senior Unsecured Notes:
130,000	BB-	6.750% due 9/15/26(b)	125,125
35,000	BB-	6.625% due 1/15/27	33,513
		Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
110,000	BB-	4.875% due 1/15/23	111,650
48,000	BB-	5.500% due 2/15/26	47,798
80,000	B+	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	80,800
89,775	B+	Transocean Guardian Ltd., Senior Secured Notes, 5.875% due 1/15/24(a)	91,683
		Transocean Inc., Company Guaranteed Notes:
2,000	B	9.000% due 7/15/23(a)	2,117
84,000	B	7.250% due 11/1/25(a)	80,640
64,000	B	7.500% due 1/15/26(a)	62,080
80,000	B-	6.800% due 3/15/38	60,800
94,500	B+	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(a)	95,918

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 10.5% — (continued)
		Whiting Petroleum Corp., Company Guaranteed Notes:
$30,000	BB	5.750% due 3/15/21	$30,525
170,000	BB	6.625% due 1/15/26	167,450
		WPX Energy Inc., Senior Unsecured Notes:
130,000	BB-	8.250% due 8/1/23	146,412
30,000	BB-	5.750% due 6/1/26	30,300

		Total Oil & Gas	5,731,560

Oil & Gas Services — 0.2%
25,000	B	Nine Energy Service Inc., Senior Unsecured Notes, 8.750% due 11/1/23(a)	25,125
		Weatherford International Ltd., Company Guaranteed Notes:
55,000	CCC-	8.250% due 6/15/23	39,463
55,000	CCC-	9.875% due 2/15/24(b)	39,875

		Total Oil & Gas Services	104,463

Packaging & Containers — 2.6%
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes:
200,000	B	7.250% due 5/15/24(a)	208,440
200,000	B	6.000% due 2/15/25(a)	198,000
		Berry Global Inc., Secured Notes:
75,000	BB+	5.125% due 7/15/23	75,375
123,000	BB+	4.500% due 2/15/26(a)	116,696
47,000	CCC+	BWAY Holding Co., Senior Unsecured Notes, 7.250% due 4/15/25(a)	44,768
160,000	BB-	Crown Americas LLC / Crown Americas Capital Corp. VI, Company Guaranteed Notes, 4.750% due 2/1/26	160,900
25,000	BB-	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26	24,156
80,000	CCC+	Flex Acquisition Co., Inc., Senior Unsecured Notes, 7.875% due 7/15/26(a)	76,800
90,000	BB-	Greif Inc., Company Guaranteed Notes, 6.500% due 3/1/27(a)	91,924
		Pactiv LLC, Senior Unsecured Notes:
40,000	B-	7.950% due 12/15/25	39,150
90,000	B-	8.375% due 4/15/27	89,775
255,000	B-	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Company Guaranteed Notes, 7.000% due 7/15/24(a)	261,216

		Total Packaging & Containers	1,387,200

Pharmaceuticals — 4.4%
		Bausch Health Americas Inc., Company Guaranteed Notes:
40,000	B-	9.250% due 4/1/26(a)	43,200
190,000	B-	8.500% due 1/31/27(a)	197,838
		Bausch Health Cos., Inc.:
		Company Guaranteed Notes:
19,000	B-	5.625% due 12/1/21(a)	19,040
27,000	B-	5.500% due 3/1/23(a)	26,966
125,000	B-	6.125% due 4/15/25(a)	120,625
100,000	B-	9.000% due 12/15/25(a)	107,500
		Senior Secured Notes:
323,000	BB-	7.000% due 3/15/24(a)	341,169
227,000	BB-	5.500% due 11/1/25(a)	229,838
17,000	BB-	5.750% due 8/15/27(a)	17,191
649,000	B-	BioScrip Inc. First Lien Notes, (Restricted, cost — $644,889, acquired 6/26/17), Senior Secured Notes, 8.875% due 8/15/20(d)(g)(h)(j)	678,205
		Endo Finance LLC/Endo Finco Inc., Company Guaranteed Notes:
50,000	CCC+	7.250% due 1/15/22(a)	48,234
40,000	CCC+	5.375% due 1/15/23(a)	33,175

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 4.4% — (continued)
$60,000	BB-	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 7.250% due 8/15/26(a)	$61,278
140,000	CCC+	NVA Holdings Inc., Company Guaranteed Notes, 6.875% due 4/1/26(a)	135,800
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
80,000	BB	2.200% due 7/21/21	76,064
20,000	BB	2.800% due 7/21/23	18,120
195,000	B-	Vizient Inc., Senior Unsecured Notes, 10.375% due 3/1/24(a)	211,331

		Total Pharmaceuticals	2,365,574

Pipelines — 3.5%
		Antero Midstream Partners LP/Antero Midstream Finance Corp.:
90,000	BB+	Company Guaranteed Notes, 5.375% due 9/15/24	90,450
57,000	BB+	Senior Unsecured Notes, 5.750% due 3/1/27(a)	57,570
		Blue Racer Midstream LLC/Blue Racer Finance Corp.:
100,000	B	Company Guaranteed Notes, 6.125% due 11/15/22(a)	101,875
80,000	B	Senior Unsecured Notes, 6.625% due 7/15/26(a)	82,000
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
200,000	BB	7.000% due 6/30/24	222,000
100,000	BB	5.125% due 6/30/27	102,250
20,000	NR	Cheniere Energy Inc., Senior Unsecured Notes, 4.250% due 3/15/45	15,312
80,000	BB	Cheniere Energy Partners LP, Senior Secured Notes, 5.250% due 10/1/25	81,300
80,000	BB	DCP Midstream Operating LP, Company Guaranteed Notes, 6.750% due 9/15/37(a)	82,000
		Energy Transfer Operating LP, Company Guaranteed Notes:
20,000	BBB-	4.500% due 4/15/24	20,582
20,000	BBB-	5.250% due 4/15/29	20,901
110,000	B+	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 6.000% due 5/15/23	110,549
80,000	BBB-	NGPL PipeCo LLC, Senior Unsecured Notes, 7.768% due 12/15/37(a)	95,900
100,000	BB	Plains All American Pipeline LP, Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 4.110%)(d)(e)	92,603
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
90,000	BBB-	7.500% due 7/15/38(a)	102,150
130,000	BBB-	6.875% due 4/15/40(a)	140,075
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
60,000	BB	4.250% due 11/15/23	59,400
80,000	BB	5.875% due 4/15/26(a)	83,600
43,000	BB	6.500% due 7/15/27(a)	45,580
68,000	BB	6.875% due 1/15/29(a)	72,548
150,000	BBB	Williams Cos., Inc. (The), Senior Unsecured Notes, 8.750% due 3/15/32	202,015

		Total Pipelines	1,880,660

Private Equity — 0.2%
125,000	BB+	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	129,038

Real Estate — 1.0%
194,000	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	188,423
205,000	BB-	Greystar Real Estate Partners LLC, Senior Secured Notes, 5.750% due 12/1/25(a)	206,492
80,000	BB-	Hunt Cos., Inc., Senior Secured Notes, 6.250% due 2/15/26(a)	74,600
80,000	B+	WeWork Cos., Inc., Company Guaranteed Notes, 7.875% due 5/1/25(a)	74,668

		Total Real Estate	544,183

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 1.7%
		CoreCivic Inc., Company Guaranteed Notes:
$50,000	BB	5.000% due 10/15/22	$49,750
90,000	BB	4.750% due 10/15/27	78,638
60,000	BB	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.250% due 6/1/25	60,450
80,000	BB-	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)	79,800
		GEO Group Inc. (The), Company Guaranteed Notes:
110,000	B+	5.125% due 4/1/23	104,912
20,000	B+	6.000% due 4/15/26	18,625
120,000	BBB-	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.750% due 6/1/28	124,979
		MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes;
80,000	BB-	4.500% due 9/1/26	77,066
23,000	BB-	5.750% due 2/1/27(a)	23,575
50,000	BBB-	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 5.000% due 10/15/27	49,750
16,000	BB-	RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes, 5.000% due 4/15/23	16,160
201,754	BB	VICI Properties 1 LLC/VICI FC Inc., Secured Notes, 8.000% due 10/15/23	221,425

		Total Real Estate Investment Trusts (REITs)	905,130

Retail — 2.8%
		1011778 BC ULC/New Red Finance Inc.:
232,000	B-	Secured Notes, 5.000% due 10/15/25(a)	225,185
50,000	B+	Senior Secured Notes, 4.250% due 5/15/24(a)	48,813
100,000	B+	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.875% due 11/1/25(a)	93,469
60,000	BB+	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	58,050
100,000	B-	Carrols Restaurant Group Inc., Secured Notes, 8.000% due 5/1/22	102,750
80,000	BB	FirstCash Inc., Company Guaranteed Notes, 5.375% due 6/1/24(a)	81,424
		Golden Nugget Inc.:
225,000	CCC+	Company Guaranteed Notes, 8.750% due 10/1/25(a)	232,313
100,000	CCC+	Senior Unsecured Notes, 6.750% due 10/15/24(a)	100,750
160,000	BB	L Brands Inc., Company Guaranteed Notes, 5.250% due 2/1/28	138,600
		Party City Holdings Inc., Company Guaranteed Notes:
25,000	B-	6.125% due 8/15/23(a)	25,406
105,000	B-	6.625% due 8/1/26(a)(b)	103,425
150,000	BB+	Reliance Intermediate Holdings LP, Senior Secured Notes, 6.500% due 4/1/23(a)	155,250
70,000	BB-	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 5.625% due 12/1/25	68,862
70,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.875% due 3/1/27	66,325

		Total Retail	1,500,622

Semiconductors — 0.5%
10,000	NR	Cree Inc., Senior Unsecured Notes, 0.875% due 9/1/23(a)	11,144
75,000	BB	Entegris Inc., Company Guaranteed Notes, 4.625% due 2/10/26(a)	74,062
70,000	BB+	Qorvo Inc, Company Guaranteed Notes, 5.500% due 7/15/26(a)	71,400
100,000	BB+	Sensata Technologies UK Financing Co. PLC, Company Guaranteed Notes, 6.250% due 2/15/26(a)	105,875

		Total Semiconductors	262,481

Software — 1.9%
97,000	CCC+	Camelot Finance SA, Senior Unsecured Notes, 7.875% due 10/15/24(a)	101,754
		CDK Global Inc., Senior Unsecured Notes:
80,000	BB+	5.875% due 6/15/26	82,600
70,000	BB+	4.875% due 6/1/27	69,140
80,000	B	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	79,900
350,000	B+	First Data Corp., Secured Notes, 5.750% due 1/15/24(a)	361,620

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Software — 1.9% — (continued)
$215,000	BB	j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Company Guaranteed Notes, 6.000% due 7/15/25(a)	$221,553
175,000	CCC+	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(a)	122,062

		Total Software	1,038,629

Telecommunications — 6.0%
		CenturyLink Inc., Senior Unsecured Notes:
50,000	B+	6.450% due 6/15/21	52,060
99,000	B+	6.750% due 12/1/23(b)	103,053
22,000	B+	CommScope Finance LLC, Senior Unsecured Notes, 8.250% due 3/1/27(a)	22,880
		CommScope Technologies LLC, Company Guaranteed Notes:
224,000	BB-	6.000% due 6/15/25(a)	212,240
60,000	BB-	5.000% due 3/15/27(a)	53,868
30,000	NR	GCI Liberty Inc., Senior Unsecured Notes, 1.750% due 9/30/46(a)	32,924
120,000	BB-	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	118,350
		Intelsat Jackson Holdings SA:
		Company Guaranteed Notes:
120,000	CCC+	5.500% due 8/1/23	110,100
51,000	CCC+	8.500% due 10/15/24(a)	51,750
150,000	B	Senior Secured Notes, 8.000% due 2/15/24(a)	156,938
		Level 3 Financing Inc., Company Guaranteed Notes:
100,000	BB	5.125% due 5/1/23	101,009
40,000	BB	5.375% due 1/15/24	40,300
90,000	BB	5.250% due 3/15/26	88,425
10,000	B+	Level 3 Parent LLC, Senior Unsecured Notes, 5.750% due 12/1/22	10,138
		Sprint Capital Corp., Company Guaranteed Notes:
150,000	B	6.875% due 11/15/28	148,406
105,000	B	8.750% due 3/15/32	114,122
		Sprint Communications Inc., Senior Unsecured Notes:
230,000	B	11.500% due 11/15/21	269,054
15,000	B	6.000% due 11/15/22	15,255
		Sprint Corp., Company Guaranteed Notes:
150,000	B	7.250% due 9/15/21	158,812
180,000	B	7.875% due 9/15/23	193,097
280,000	B	7.625% due 3/1/26	291,200
240,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	235,500
		T-Mobile USA Inc., Company Guaranteed Notes:
460,000	BB+	6.500% due 1/15/26	492,775
45,000	BB+	4.500% due 2/1/26	44,493
60,000	BB+	4.750% due 2/1/28	58,494
140,000	D	Windstream Services LLC/Windstream Finance Corp., Secured Notes, 10.500% due 6/30/24(a)(i)(j)	91,700

		Total Telecommunications	3,266,943

Toys/Games/Hobbies — 0.1%
44,000	BB-	Mattel Inc., Company Guaranteed Notes, 6.750% due 12/31/25(a)	43,395

Transportation — 1.5%
		Con-Way Inc., Company Guaranteed Notes:
38,000	BB	6.500% due 6/15/22(a)	38,808
260,000	BB	6.125% due 9/1/23(a)	260,325
140,000	B-	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.125% due 11/15/21(a)	102,200
199,885	CCC	Neovia Logistics services LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	187,392

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Transportation — 1.5% — (continued)
$160,000	B-	Watco Cos. LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	$161,200
100,000	B+	XPO CNW Inc, Senior Unsecured Notes, 6.700% due 5/1/34	88,500

		Total Transportation	838,425

Trucking & Leasing — 1.4%
80,000	BB+	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.125% due 10/1/23(a)	81,000
340,000	BB+	DAE Funding LLC, Company Guaranteed Notes, 5.000% due 8/1/24(a)	337,875
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
80,000	BB+	5.250% due 8/15/22(a)	82,097
50,000	BB+	4.500% due 3/15/23(a)	49,750
210,000	BB+	5.500% due 2/15/24(a)	217,612

		Total Trucking & Leasing	768,334

		TOTAL CORPORATE BONDS & NOTES (Cost — $47,749,059)	47,566,286

SENIOR LOANS — 6.0%
14,962	NR	Acadia Healthcare Co., Inc., 4.993% (1-Month USD-LIBOR + 2.500%) due 2/16/23	14,943
149,619	NR	AlixPartners LLP, 5.243% (1-Month USD-LIBOR + 2.750%) due 4/4/24	149,646
166,995	NR	Ancestry.com Operations Inc., (Restricted, cost — $167,204, acquired 11/21/17), 5.750% (1-Month USD-LIBOR + 3.250%) due 10/19/23(g)	166,647
40,547	NR	Applied Systems Inc., 5.493% (1-Month USD-LIBOR + 3.000%) due 9/19/24	40,272
315,000	NR	Asurion LLC, 8.993% (1-Month USD-LIBOR + 6.500%) due 8/4/25	321,037
30,000	NR	athenahealth Inc., (Restricted, cost — $29,402, acquired 2/7/19), 7.197% (3-Month USD-LIBOR + 4.500%) due 2/11/26(g)	29,906
128,375	NR	Big River Steel LLC, 7.803% (3-Month USD-LIBOR + 5.000%) due 8/23/23	129,338
38,120	NR	BWay Holding Co., 6.033% (3-Month USD-LIBOR + 3.250%) due 4/3/24	37,447
36,000	NR	CSC Holdings, LLC, due 4/15/27(k)	36,045
110,000	NR	Deck Chassis Acquisition Inc., 8.693% (3-Month USD-LIBOR + 6.000%) due 6/15/23	109,037
248,266	NR	EIG Investors Corp., 6.388% (3-Month USD-LIBOR + 3.750%/1-Month USD-LIBOR + 3.750%) due 2/9/23	247,893
202,278	NR	Graftech International Ltd., 5.993% (1-Month USD-LIBOR + 3.500%) due 2/12/25	202,025
69,825	NR	Herbalife Nutrition Ltd., 5.743% (1-Month USD-LIBOR + 3.250%) due 8/18/25	70,058
61,000	NR	Infor (US) Inc., 5.243% (1-Month USD-LIBOR + 2.750%) due 2/1/22	61,084
100,000	NR	Intelsat Jackson Holdings SA, 6.625% due 1/2/24	101,459
6,000	NR	Kinetic Concepts Inc., 6.053% (3-Month USD-LIBOR + 3.250%) due 2/2/24	5,997
108,248	NR	Lantheus Medical Imaging Inc., (Restricted, cost — $108,857, acquired 11/29/17), 6.243% (1-Month USD-LIBOR + 3.750%) due 6/30/22(g)	108,428
49,367	NR	Laureate Education Inc., (Restricted, cost — $49,002, acquired 4/21/17), 5.993% (1-Month USD-LIBOR + 3.500%/3-Month USD-PRIME + 2.500%) due 4/26/24(g)	49,516
96,055	NR	Murray Energy Corp., (Restricted, cost — $91,643, acquired 6/29/18), 9.879% (3-Month USD-LIBOR + 7.250%) due 10/17/22(g)	79,426
56,000	NR	National Mentor Holdings Inc., due 2/5/26(k)	56,292
99,949	NR	Navistar Inc., 6.020% (1-Month USD-LIBOR + 3.500%) due 11/6/24	99,867
117,311	NR	Panda Temple Power LLC, (Restricted, cost — $115,571, acquired 2/7/18), 10.481% (1-Month USD-LIBOR + 8.000%) due 2/7/23(g)	117,116
206,979	NR	PetSmart Inc., (Restricted, cost — $176,573, acquired 12/13/17), 5.520% (1-Month USD-LIBOR + 3.000%) due 3/11/22(g)	177,320
89,550	NR	Pisces Midco Inc., (Restricted, cost — $89,261, acquired 3/29/18), 6.547% (3-Month USD-LIBOR + 3.750%) due 4/12/25(g)	87,311
		Press Ganey Holdings Inc.:
88,962	NR	5.243% (1-Month USD-LIBOR + 2.750%) due 10/23/23	88,591
280,900	NR	8.993% (1-Month USD-LIBOR + 6.500%) due 10/21/24	281,486
110,957	NR	Radnet Management Inc., (Restricted, cost — $110,751, acquired 8/16/17), 6.553% (3-Month USD-LIBOR + 3.750%/3-Month USD-PRIME + 2.750%) due 6/30/23(g)	110,922

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 6.0% — (continued)
$40,000	NR	Regionalcare Hospital Partners Holdings Inc., (Restricted, cost — $39,615, acquired 11/14/18), 6.981% (1-Month USD-LIBOR + 4.500%) due 11/16/25(g)	$40,017
70,000	NR	Sedgwick Claims Management Services Inc., 5.743% (1-Month USD-LIBOR + 3.250%) due 12/31/25	69,776
81,000	NR	SS&C Technologies Holdings Inc., 4.743% (1-Month USD-LIBOR + 2.250%) due 4/16/25	80,752
14,542	NR	Stars Group Holdings B.V., 6.303% (3-Month USD-LIBOR + 3.500%) due 7/10/25	14,568
20,947	NR	Transdigm Inc., 4.993% (1-Month USD-LIBOR + 2.500%) due 5/30/25	20,685
74,813	NR	VeriFone Systems Inc., 6.683% (3-Month USD-LIBOR + 4.000%) due 8/20/25	74,666

		TOTAL SENIOR LOANS (Cost — $3,285,261)	3,279,573

Shares/Units

COMMON STOCKS — 1.3%

CONSUMER CYCLICAL — 0.0%

Lodging — 0.0%
9,953		Bossier Casino Venture Holdco Inc.(h)	2,998

ENERGY — 1.3%

Energy — Alternate Sources — 0.3%
7,886		T1 Power Holdings LLC, (Restricted, cost — $134,062, acquired 2/7/18)*(g)	169,549

Energy Equipment & Services — 0.1%
17,453		Hercules Offshore Inc.*#(h)	13,785

Oil & Gas — 0.9%
29,417		Berry Petroleum Corp.	374,478
24,541		Blue Ridge Mountain Resources Inc.*(j)	116,570
11,773		PetroQuest Energy Inc.*#(h)	—

		Total Oil & Gas	491,048

		TOTAL ENERGY	674,382

FINANCIALS — 0.0%

Diversified Financial Services — 0.0%
68		MWO Holdings, ADR, (Restricted, cost — $208,716, acquired 6/30/11), due 7/31/22*#(g)(h)	5,182

		TOTAL COMMON STOCKS (Cost — $2,384,168)	682,562

PREFERRED STOCKS — 0.2%

FINANCIALS — 0.2%

Banks — 0.2%
3,884		GMAC Capital Trust I, 8.469% (3-Month USD-LIBOR + 5.785%) due 2/15/40(d)	100,945

Investment Companies — 0.0%
1,175		B. Riley Financial Inc., 6.875% due 9/30/23	29,822

		TOTAL FINANCIALS	130,767

		TOTAL PREFERRED STOCKS (Cost — $97,539)	130,767

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

SOVEREIGN BOND — 0.2%

Argentina — 0.2%
$150,000	B	Argentine Republic Government International Bonds, 7.500% due 4/22/26 (Cost — $159,450)	$131,045

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $53,675,477)	51,790,233

SHORT-TERM INVESTMENTS (l) — 5.5%

MONEY MARKET FUND — 1.5%
786,688		Invesco STIT — Government & Agency Portfolio, 2.308%, Institutional Class(m) (Cost — $786,688)	786,688

TIME DEPOSITS — 4.0%
955,099		Citibank — New York, 1.750% due 3/1/19	955,099
532,794		JPMorgan Chase & Co. — New York, 1.750% due 3/1/19	532,794
704,738		Standard Chartered Bank — London, 1.750% due 3/1/19	704,738

		TOTAL TIME DEPOSITS (Cost — $2,192,631)	2,192,631

		TOTAL SHORT-TERM INVESTMENTS (Cost — $2,979,319)	2,979,319

		TOTAL INVESTMENTS — 100.8% (Cost — $56,654,796)	54,769,552

		Liabilities in Excess of Other Assets — (0.8)%	(438,012)

		TOTAL NET ASSETS — 100.0%	$54,331,540

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2019 amounts to approximately $26,570,361 and represents 48.9% of net assets.

(b)	All or a portion of this security is on loan (See Note 1).
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2019.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2019 amounts to approximately $1,847,895 and represents 3.4% of net assets.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	Security is currently in default.
(j)	Illiquid security.
(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 4.0%.
(m)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

At February 28, 2019, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
High Yield Fund	$56,654,796	$1,456,222	$(3,341,466)	$(1,885,244)

Abbreviations used in this schedule:
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
PRIME	— Prime Lending Rate

See pages 260-261 for definitions of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	86.9%
Senior Loans	6.0
Common Stocks	1.3
Preferred Stocks	0.2
Sovereign Bond	0.2
Short-Term Investments	5.4

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

SOVEREIGN BONDS — 38.3%

Argentina — 0.4%
3,930,000	ARS	Argentina Bonar Bonds, 43.075% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(a)(b)	$109,474
5,840,000	ARS	Argentina POM Politica Monetaria, 53.639% due 6/21/20(a)	179,841
200,000	EUR	Argentine Republic Government International Bonds, 3.375% due 1/15/23	192,531

		Total Argentina	481,846

Brazil — 1.0%
5,600,000	BRL	Brazil Letras do Tesouro Nacional, zero coupon, due 7/1/19	1,461,435

Canada — 3.3%
		Province of Alberta Canada:
900,000	CAD	1.250% due 6/1/20	678,492
900,000	CAD	2.350% due 6/1/25	680,271
3,100,000	CAD	Province of Ontario Canada, 3.150% due 6/2/22	2,432,170
1,100,000	CAD	Province of Quebec Canada, 3.750% due 9/1/24	897,532

		Total Canada	4,688,465

France — 5.0%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45	1,425,381
4,500,000	EUR	2.000% due 5/25/48(c)	5,657,308

		Total France	7,082,689

Ireland — 1.1%
1,000,000	EUR	Ireland Government Bonds, 5.400% due 3/13/25	1,490,577

Israel — 0.1%
$200,000.00		Israel Government International Bonds, 3.250% due 1/17/28	198,873

Italy — 1.5%
		Italy Buoni Poliennali Del Tesoro:
700,000	EUR	2.500% due 11/15/25	809,462
600,000	EUR	3.450% due 3/1/48(c)	656,518
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	605,249

		Total Italy	2,071,229

Japan — 12.3%
200,000		Development Bank of Japan Inc., 2.000% due 10/19/21	195,450
		Japan Bank for International Cooperation:
200,000		2.375% due 7/21/22	197,106
200,000		3.250% due 7/20/23	203,045
200,000		3.375% due 10/31/23	204,212
		Japan Finance Organization for Municipalities:
500,000		2.125% due 4/13/21(c)	492,230
200,000		2.625% due 4/20/22(c)	197,850
6,000,000	JPY	Japan Government Forty Year Bonds, 0.800% due 3/20/58	55,894
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	2,406,220
330,000,000	JPY	1.400% due 9/20/45	3,577,995
202,000,000	JPY	0.500% due 9/20/46	1,779,952
176,000,000	JPY	0.700% due 12/20/48	1,617,272
		Japan Government Twenty Year Bonds:
40,000,000	JPY	2.200% due 9/20/28	436,080
400,000,000	JPY	1.000% due 12/20/35	4,001,069
60,000,000	JPY	0.400% due 3/20/36	546,137
110,764,500	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,030,185

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Japan — 12.3% — (continued)
$400,000.00		Tokyo Metropolitan Government, 2.000% due 5/17/21(c)	$391,919

		Total Japan	17,332,616

Kuwait — 0.7%
900,000		Kuwait International Government Bonds, 3.500% due 3/20/27(c)	906,300

Lithuania — 0.2%
300,000		Lithuania Government International Bonds, 6.125% due 3/9/21	317,290

Peru — 0.3%
		Peruvian Government International Bonds:
1,100,000	PEN	6.350% due 8/12/28(c)	353,373
300,000	PEN	5.940% due 2/12/29(b)	94,056

		Total Peru	447,429

Poland — 0.5%
2,700,000	PLN	Republic of Poland Government Bonds, 3.250% due 7/25/25	742,487

Qatar — 1.3%
		Qatar Government International Bonds:
200,000		4.500% due 1/20/22	207,320
1,000,000		3.875% due 4/23/23(c)	1,025,514
500,000		4.500% due 4/23/28(c)	529,114

		Total Qatar	1,761,948

Saudi Arabia — 0.8%
1,200,000		Saudi Government International Bonds, 2.375% due 10/26/21	1,172,772

Slovenia — 0.2%
250,000		Slovenia Government International Bonds, 5.250% due 2/18/24	274,818

Spain — 5.0%
		Autonomous Community of Catalonia:
500,000	EUR	4.950% due 2/11/20	589,392
200,000	EUR	4.900% due 9/15/21	245,349
100,000	EUR	4.220% due 4/26/35	121,232
		Spain Government Bonds:
3,000,000	EUR	1.450% due 10/31/27(c)	3,529,873
1,200,000	EUR	1.400% due 7/30/28(c)	1,392,382
900,000	EUR	2.900% due 10/31/46(c)	1,138,375

		Total Spain	7,016,603

United Arab Emirates — 0.4%
		Abu Dhabi Government International Bonds:
300,000		2.500% due 10/11/22(c)	295,320
200,000		3.125% due 10/11/27(c)	195,227

		Total United Arab Emirates	490,547

United Kingdom — 4.2%
		United Kingdom Gilt:
1,400,000	GBP	3.250% due 1/22/44(h)	2,380,330
2,000,000	GBP	3.500% due 1/22/45(h)	3,558,883

		Total United Kingdom	5,939,213

		TOTAL SOVEREIGN BONDS (Cost — $51,600,777)	53,877,137

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

CORPORATE BONDS & NOTES — 35.4%

Canada — 0.4%
$100,000.00		Enbridge Inc., Company Guaranteed Notes, 3.488% (3-Month USD-LIBOR + 0.700%) due 6/15/20(a)	$99,927
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28(c)	116,624
300,000		HSBC Bank Canada, Covered Notes, 3.300% due 11/28/21(c)	303,009

		Total Canada	519,560

Cayman Islands — 1.1%
		KSA Sukuk Ltd., Senior Unsecured Notes:
200,000		2.894% due 4/20/22(c)	197,493
500,000		4.303% due 1/19/29(c)	510,398
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	203,599
739,917		US Capital Funding II Ltd./US Capital Funding II Corp., Asset Backed, 3.486% (3-Month USD-LIBOR + 0.750%) due 8/1/34(a)(c)	702,034

		Total Cayman Islands	1,613,524

Denmark — 2.9%
		Jyske Realkredit AS, Covered Notes:
2,531,694	DKK	1.500% due 10/1/37	394,817
6,616,740	DKK	2.000% due 10/1/47	1,035,713
4,056	DKK	3.000% due 10/1/47	666
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
1,066,164	DKK	1.500% due 10/1/37	166,390
268,329	DKK	2.500% due 10/1/37	43,827
2,410,819	DKK	2.000% due 10/1/47	376,334
26,564	DKK	2.500% due 10/1/47	4,263
976,632	DKK	2.000% due 10/1/50	151,636
		Nykredit Realkredit AS, Covered Notes:
111,305	DKK	2.500% due 10/1/36	18,155
1	DKK	2.000% due 7/1/37	—
581,029	DKK	1.500% due 10/1/37	90,634
3,409,773	DKK	2.000% due 10/1/47	532,663
16,174	DKK	2.500% due 10/1/47	2,596
		Realkredit Danmark AS, Covered Notes:
101,834	DKK	2.500% due 7/1/36	16,634
1	DKK	2.000% due 10/1/37	—
74,092	DKK	2.500% due 7/1/47	11,891
7,470,259	DKK	2.000% due 10/1/47	1,168,289

		Total Denmark	4,014,508

France — 1.7%
250,000		Credit Agricole SA, Senior Unsecured Notes, 3.750% due 4/24/23(c)	249,412
700,000		Danone SA, Senior Unsecured Notes, 2.077% due 11/2/21(c)	679,695
		Dexia Credit Local SA, Government Liquid Guaranteed Notes:
300,000		2.250% due 2/18/20(c)	298,416
1,000,000		1.875% due 9/15/21(c)	977,490
250,000		2.375% due 9/20/22(c)	245,910

		Total France	2,450,923

Germany — 2.4%
		Deutsche Bank AG, Senior Unsecured Notes:
100,000		3.150% due 1/22/21	97,746
400,000		3.576% (3-Month USD-LIBOR + 0.815%) due 1/22/21(a)	389,553
800,000		4.250% due 10/14/21	795,628
2,400,000	NZD	Landwirtschaftliche Rentenbank, Government Guaranteed Notes, 4.750% due 3/12/19	1,636,047

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Germany — 2.4% — (continued)
400,000	EUR	Volkswagen Leasing GmbH, Company Guaranteed Notes, 0.141% (3-Month EURIBOR + 0.450%) due 7/6/21(a)	$451,398

		Total Germany	3,370,372

Ireland — 1.0%
$800,000.00		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.625% due 10/30/20	813,419
200,000	EUR	Bank of Ireland, Junior Subordinated Notes, 7.375% (5-Year EUR Swap Rate + 6.956%)(a)(d)	242,607
200,000		Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 2.400% due 9/23/21	195,611
200,000		SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.000% due 7/15/22(c)	195,511

		Total Ireland	1,447,148

Italy — 0.2%
200,000	EUR	Intesa Sanpaolo SpA, Junior Subordinated Notes, 7.750% (5-Year EUR Swap Rate + 7.192%)(a)(d)	243,913

Japan — 1.7%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
800,000		3.278% (3-Month USD-LIBOR + 0.540%) due 8/4/20(a)	801,016
200,000		2.091% due 9/14/21	195,260
400,000		Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.701% due 3/16/20	396,997
200,000		Mizuho Bank Ltd., Company Guaranteed Notes, 2.400% due 3/26/20(c)	199,080
400,000		NTT Finance Corp., Senior Unsecured Notes, 1.900% due 7/21/21	388,781
400,000		Sumitomo Mitsui Banking Corp., Bank Guaranteed Notes, 3.123% (3-Month USD-LIBOR + 0.350%) due 1/17/20(a)	400,838

		Total Japan	2,381,972

Jersey Channel Islands — 0.3%
300,000	GBP	Kennedy Wilson Europe Real Estate Ltd., Senior Unsecured Notes, 3.950% due 6/30/22	400,245

Luxembourg — 0.2%
100,000		Allergan Funding SCS, Company Guaranteed Notes, 3.450% due 3/15/22	99,639
200,000		NORD/LB Luxembourg SA Covered Bonds Bank, Covered Notes, 2.875% due 2/16/21	199,556

		Total Luxembourg	299,195

Netherlands — 1.5%
700,000	CAD	BNG Bank NV, Senior Unsecured Notes, 2.125% due 10/1/19(c)	532,999
300,000	EUR	Cooperatieve Rabobank UA, Senior Unsecured Notes, 6.875% due 3/19/20	365,740
600,000		ING Bank NV, Covered Notes, 2.625% due 12/5/22(c)	594,094
170,000		Petrobras Global Finance BV, Company Guaranteed Notes, 6.125% due 1/17/22	179,348
50,000	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, 6.500%(d)	66,794
400,000		Syngenta Finance NV, Company Guaranteed Notes, 3.698% due 4/24/20(c)	401,075

		Total Netherlands	2,140,050

Norway — 0.3%
400,000		DNB Boligkreditt AS, Covered Notes, 2.500% due 3/28/22(c)	395,540

Portugal — 0.1%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(b)(e)	67,675
200,000	EUR	4.000% due 1/21/19(b)(e)	65,969

		Total Portugal	133,644

Singapore — 0.2%
200,000		BOC Aviation Ltd., Senior Unsecured Notes, 2.750% due 9/18/22(c)	193,785
100,000		DBS Bank Ltd., Covered Notes, 3.300% due 11/27/21(b)(c)	100,862

		Total Singapore	294,647

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Supranational — 1.3%
1,400,000	NZD	Asian Development Bank, Senior Unsecured Notes, 4.625% due 3/6/19	$953,908
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	327,432
800,000	AUD	0.500% due 8/10/23	520,963

		Total Supranational	1,802,303

Sweden — 4.8%
		Lansforsakringar Hypotek AB, Covered Notes:
10,100,000	SEK	2.250% due 9/21/22	1,161,071
12,000,000	SEK	1.250% due 9/20/23	1,336,860
10,700,000	SEK	Nordea Hypotek AB, Covered Notes, 1.000% due 4/8/22	1,184,456
2,500,000	SEK	Skandinaviska Enskilda Banken AB, Covered Notes, 1.500% due 12/15/21	279,876
		Stadshypotek AB, Covered Notes:
2,000,000	SEK	1.500% due 12/15/21	224,250
8,000,000	SEK	4.500% due 9/21/22	992,156
		Sveriges Sakerstallda Obligationer AB, Covered Notes:
7,000,000	SEK	1.250% due 6/15/22	779,559
2,000,000	SEK	2.000% due 6/17/26	229,257
5,100,000	SEK	Swedbank Hypotek AB, Covered Notes, 1.000% due 6/15/22	564,450

		Total Sweden	6,751,935

Switzerland — 1.5%
$300,000.00		Credit Suisse Group AG, Senior Unsecured Notes, 2.997% (3-Month USD-LIBOR + 1.200%) due 12/14/23(a)(c)	290,587
		UBS AG:
		Senior Unsecured Notes:
300,000		2.200% due 6/8/20(c)	297,267
500,000		3.347% (3-Month USD-LIBOR + 0.580%) due 6/8/20(a)(c)	501,988
		Subordinated Notes:
250,000		7.625% due 8/17/22	275,549
400,000		5.125% due 5/15/24	408,400
400,000		UBS Group Funding Switzerland AG, Company Guaranteed Notes, 3.634% (3-Month USD-LIBOR + 0.950%) due 8/15/23(a)(c)	397,093

		Total Switzerland	2,170,884

United Kingdom — 5.8%
400,000		Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	431,834
		Barclays PLC:
		Junior Subordinated Notes:
700,000	EUR	6.500% (5-Year EUR Swap Rate + 5.875%)(a)(d)	809,921
400,000	GBP	7.000% (5-Year GBP Swap Rate + 5.084%)(a)(d)	530,398
		Senior Unsecured Notes:
600,000		4.807% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	612,704
200,000		4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(a)	201,905
100,000		British Telecommunications PLC, Senior Unsecured Notes, 9.625% due 12/15/30	139,797
200,000	GBP	Co-operative Group Holdings 2011 Ltd., Company Guaranteed Notes, step bond to yield, 6.875% due 7/8/20	276,834
		HSBC Holdings PLC, Senior Unsecured Notes:
400,000		3.283% (3-Month USD-LIBOR + 0.600%) due 5/18/21(a)	399,721
300,000		3.683% (3-Month USD-LIBOR + 1.000%) due 5/18/24(a)	297,401
600,000		Imperial Brands Finance PLC, Company Guaranteed Notes, 2.950% due 7/21/20(c)	595,410
300,000	GBP	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.000% (5-Year GBP Swap Rate + 5.060%)(a)(d)	401,290
200,000	GBP	Marks & Spencer PLC, Senior Unsecured Notes, 3.000% due 12/8/23	265,196

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

United Kingdom — 5.8% — (continued)
		Nationwide Building Society:
300,000	GBP	Junior Subordinated Notes, 6.875% (5-Year GBP Swap Rate + 4.880%)(a)(d)	$402,036
$200,000		Senior Unsecured Notes, 3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(a)(c)	196,633
100,000	GBP	RAC Bonds Co. PLC, Senior Secured Notes, 4.870% due 5/6/26	127,152
		Royal Bank of Scotland Group PLC:
200,000		Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(a)(d)	214,960
1,000,000		Senior Unsecured Notes, 4.372% (3-Month USD-LIBOR + 1.550%) due 6/25/24(a)	979,614
300,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 3.823% (3-Month USD-LIBOR + 1.400%) due 11/3/28(a)	283,104
97,725	GBP	Tesco Property Finance 4 PLC, Senior Secured Notes, 5.801% due 10/13/40	153,309
300,000	GBP	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.875% due 1/15/27	391,525
300,000	GBP	Virgin Money PLC, Senior Unsecured Notes, 2.250% due 4/21/20	398,688

		Total United Kingdom	8,109,432

United States — 8.0%
100,000.00		American Honda Finance Corp., Senior Unsecured Notes, 3.083% (3-Month USD-LIBOR + 0.350%) due 11/5/21(a)	99,802
400,000		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.000% due 4/13/28	397,766
		AT&T Inc., Senior Unsecured Notes:
300,000		3.376% (3-Month USD-LIBOR + 0.750%) due 6/1/21(a)	301,053
300,000		3.737% (3-Month USD-LIBOR + 0.950%) due 7/15/21(a)	302,444
300,000	EUR	1.800% due 9/5/26	351,120
400,000		Aviation Capital Group LLC, Senior Unsecured Notes, 3.576% (3-Month USD-LIBOR + 0.950%) due 6/1/21(a)(c)	399,708
200,000		Bank of America Corp., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.931%)(a)(d)	197,455
		BAT Capital Corp., Company Guaranteed Notes:
100,000		3.283% (3-Month USD-LIBOR + 0.590%) due 8/14/20(a)	99,738
100,000		3.222% due 8/15/24	96,221
100,000		3.557% due 8/15/27	91,745
100,000		4.390% due 8/15/37	83,019
400,000		Boston Scientific Corp., Senior Unsecured Notes, 6.000% due 1/15/20	410,312
200,000		Campbell Soup Co., Senior Unsecured Notes, 3.650% due 3/15/23	198,961
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
250,000		3.579% due 7/23/20	251,224
700,000		4.464% due 7/23/22	718,496
400,000		Comcast Corp., Company Guaranteed Notes, 3.237% (3-Month USD-LIBOR + 0.440%) due 10/1/21(a)	400,235
		Dell International LLC/EMC Corp., Senior Secured Notes:
400,000		3.480% due 6/1/19(c)	399,864
250,000		4.420% due 6/15/21(c)	254,681
400,000		Delta Air Lines Inc., Senior Unsecured Notes, 3.625% due 3/15/22	399,036
200,000		Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 3.388% (3-Month USD-LIBOR + 0.600%) due 6/15/21(a)	198,851
200,000		Emera US Finance LP, Company Guaranteed Notes, 2.700% due 6/15/21	196,465
200,000		EPR Properties, Company Guaranteed Notes, 4.500% due 6/1/27	197,914
100,000		Equifax Inc., Senior Unsecured Notes, 3.600% due 8/15/21	100,005
100,000	EUR	Equinix Inc., Senior Unsecured Notes, 2.875% due 3/15/24	117,372
		Fidelity National Information Services Inc., Senior Unsecured Notes:
100,000	EUR	0.400% due 1/15/21	114,068
100,000	GBP	1.700% due 6/30/22	130,695
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
200,000		2.597% due 11/4/19	199,496
200,000		2.681% due 1/9/20	198,479

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

United States — 8.0% — (continued)
$300,000		Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(c)	$302,510
200,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 3.647% (3-Month USD-LIBOR + 0.850%) due 4/9/21(a)	198,136
100,000		Keurig Dr Pepper Inc., Company Guaranteed Notes, 3.551% due 5/25/21(c)	100,511
400,000		KLA-Tencor Corp., Senior Unsecured Notes, 3.375% due 11/1/19	400,921
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes(b)	26,162
100,000		McDonald’s Corp., Senior Unsecured Notes, 3.195% (3-Month USD-LIBOR + 0.430%) due 10/28/21(a)	99,830
		Navient Corp., Senior Unsecured Notes:
242,000		4.875% due 6/17/19	242,151
400,000		8.000% due 3/25/20	418,732
300,000.00		Progress Energy Inc., Senior Unsecured Notes, 4.400% due 1/15/21	306,657
100,000		Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	98,274
100,000		Spectra Energy Partners LP, Company Guaranteed Notes, 3.451% (3-Month USD-LIBOR + 0.700%) due 6/5/20(a)	99,487
100,000		Springleaf Finance Corp., Company Guaranteed Notes, 6.000% due 6/1/20	102,750
300,000		Time Warner Cable LLC, Senior Secured Notes, 8.250% due 4/1/19	301,216
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
300,000		3.458% (3-Month USD-LIBOR + 0.770%) due 11/13/20(a)(c)	300,590
200,000		3.875% due 11/13/20(c)	202,254
300,000		3.638% (3-Month USD-LIBOR + 0.940%) due 11/12/21(a)(c)	300,372
200,000		4.000% due 11/12/21(c)	202,714
300,000		WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 3.750% due 9/17/24(c)	300,774
300,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	298,178

		Total United States	11,208,444

		TOTAL CORPORATE BONDS & NOTES (Cost — $50,942,505)	49,748,239

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.5%
250,000	EUR	Adagio IV CLO Ltd., Series IV-A, Class A2R, 1.100% due 10/15/29(c)	284,470
387,644	GBP	Aggregator of Loans Backed by Assets PLC, Series 2015-1, Class A, 1.979% (1-Month GBP-LIBOR + 1.250%) due 4/24/49(a)	515,839
408,636	GBP	ALBA PLC, Series 2007-1, Class A3, 1.076% (3-Month GBP-LIBOR + 0.170%) due 3/17/39(a)	509,998
400,000		Apex Credit CLO 2016 Ltd., Series 2016-1A, Class ASR, 3.611% (3-Month USD-LIBOR + 1.050%) due 10/27/28(a)(c)	400,377
676,972		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 2.970% (1-Month USD-LIBOR + 0.480%) due 5/25/35(a)	642,908
21,119		Banc of America Funding Trust, Series 2006-A, Class 1A1, 4.675% due 2/20/36(a)	20,928
278,438		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 2.940% (1-Month USD-LIBOR + 0.450%) due 3/25/37(a)(c)	272,893
230,939		Bayview Opportunity Master Fund IVa Trust, Series 2018-SBR3, Class A1, step bond to yield, 4.090% due 5/28/33(c)	231,269
		Bear Stearns Adjustable Rate Mortgage Trust:
5,611		Series 2003-5, Class 1A2, 4.160% due 8/25/33(a)	5,546
8,587		Series 2003-7, Class 6A, 4.508% due 10/25/33(a)	8,682
22,173		Series 2004-2, Class 22A, 4.272% due 5/25/34(a)	21,742
5,766		Series 2004-2, Class 23A, 3.123% due 5/25/34(a)	5,306
87,106		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 4.259% due 1/26/36(a)	79,088
250,000	EUR	Black Diamond CLO Designated Activity Co., Series 2015-1A, Class A1R, 0.650% (3-Month EURIBOR + 0.650%) due 10/3/29(a)(c)	283,443
125,457		CHL Mortgage Pass-Through Trust, Series 2007-19, Class 2A1, 6.500% due 11/25/47	103,668

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.5% — (continued)
		Countrywide Alternative Loan Trust:
$7,532		Series 2005-21CB, Class A3, 5.250% due 6/25/35	$6,983
25,677		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	21,183
51,304		Series 2007-11T1, Class A12, 2.840% (1-Month USD-LIBOR + 0.350%) due 5/25/37(a)	27,264
34,081		Series 2007-7T2, Class A9, 6.000% due 4/25/37	23,220
		Countrywide Asset-Backed Certificates:
231,061		Series 2006-18, Class 2A2, 2.650% (1-Month USD-LIBOR + 0.160%) due 3/25/37(a)	228,863
804,142		Series 2007-13, Class 1A, 3.330% (1-Month USD-LIBOR + 0.840%) due 10/25/47(a)	792,784
405,884		Series 2007-SEA2, Class 1A1, 3.490% (1-Month USD-LIBOR + 1.000%) due 8/25/47(a)(c)	401,421
		Countrywide Home Loan Mortgage Pass-Through Trust:
4,065		Series 2004-12, Class 11A1, 3.884% due 8/25/34(a)	3,858
89,107		Series 2005-2, Class 1A1, 3.130% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	80,707
8,572		Series 2005-3, Class 2A1, 3.070% (1-Month USD-LIBOR + 0.580%) due 4/25/35(a)	7,940
86,534		Series 2005-9, Class 1A3, 2.950% (1-Month USD-LIBOR + 0.460%) due 5/25/35(a)	79,234
25,329		Series 2005-11, Class 3A1, 2.856% due 4/25/35(a)	23,254
28,327		Series 2005-HYB9, Class 3A2A, 4.592% (1-Year USD-LIBOR + 1.750%) due 2/20/36(a)	24,778
819,204		Series 2007-4, Class 1A47, 6.000% due 5/25/37	631,049
614,188.00		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 3.090% (1-Month USD-LIBOR + 0.600%) due 9/25/37(a)	601,459
37,833		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	18,821
400,000		Crown Point CLO 6 Ltd., Series 2018-6A, Class A1, 3.975% (3-Month USD-LIBOR + 1.170%) due 10/20/28(a)(c)	399,122
168,120		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	70,775
669,232		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 3.240% (1-Month USD-LIBOR + 0.750%) due 10/25/47(a)	592,771
724,891		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 3.540% (1-Month USD-LIBOR + 1.050%) due 5/25/37(a)(c)	718,483
212,917	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 1.056% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(a)	271,636
		Eurosail-UK PLC:
421,295	GBP	Series 2007-4X, Class A3, 1.850% (3-Month GBP-LIBOR + 0.950%) due 6/13/45(a)	553,531
29,456	GBP	Series 2007-6NCX, Class A2A, 1.600% (3-Month GBP-LIBOR + 0.700%) due 9/13/45(a)	39,081
100,000		Evans Grove CLO Ltd., Series 2018-1A, Class A1, 3.549% (3-Month USD-LIBOR + 0.920%) due 5/28/28(a)(c)	99,150
		Federal Home Loan Mortgage Corp. (FHLMC):
57,738		Series 2614, Class SJ, 12.818% (19.663% — 1-Month USD-LIBOR) due 5/15/33(a)	75,975
29,232		Series T-35, Class A, 2.790% (1-Month USD-LIBOR + 0.140%) due 9/25/31(a)	28,954
42,055		Series T-62, Class 1A1, 3.532% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(a)	42,563
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
35,724		Series 2391, Class FJ, 2.989% (1-Month USD-LIBOR + 0.500%) due 4/15/28(a)	35,927
240,648		Series 4579, Class FD, 2.870% (1-Month USD-LIBOR + 0.350%) due 1/15/38(a)	239,548
240,648		Series 4579, Class SD, 1.471% due 1/15/38(a)(f)	13,068
7,399		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	8,187
		Federal National Mortgage Association (FNMA), REMICS:
6,845		Series 2003-34, Class A1, 6.000% due 4/25/43	7,592
15,099		Series 2006-48, Class TF, 2.890% (1-Month USD-LIBOR + 0.400%) due 6/25/36(a)	15,127
111,969		Series 2009-104, Class FA, 3.290% (1-Month USD-LIBOR + 0.800%) due 12/25/39(a)	113,331
510,909		Series 2010-46, Class WF, 3.240% (1-Month USD-LIBOR + 0.750%) due 5/25/40(a)	520,067
53,631		Federal National Mortgage Association (FNMA), REMICS Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	59,788
400,000		Figueroa CLO Ltd., Series 2014-1A, Class AR, 3.687% (3-Month USD-LIBOR + 0.900%) due 1/15/27(a)(c)	398,762

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.5% — (continued)
$259,218		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 2.850% (1-Month USD-LIBOR + 0.360%) due 10/25/35(a)	$258,932
229,458		Flagship VII Ltd., Series 2013-7A, Class A1R, 3.881% (3-Month USD-LIBOR + 1.120%) due 1/20/26(a)(c)	229,574
44,858		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 4.193% due 11/19/35(a)	42,669
438,979		Government National Mortgage Association, Series 2016-H15, Class FA, 3.307% (1-Month USD-LIBOR + 0.800%) due 7/20/66(a)	442,628
		GSR Mortgage Loan Trust:
11,031		Series 2003-1, Class A2, 3.830% (1-Year CMT Index + 1.750%) due 3/25/33(a)	10,982
267,392		Series 2005-AR7, Class 2A1, 4.314% due 11/25/35(a)	266,884
		Harborview Mortgage Loan Trust:
23,630		Series 2005-2, Class 2A1A, 2.920% (1-Month USD-LIBOR + 0.440%) due 5/19/35(a)	22,948
55,446		Series 2005-3, Class 2A1A, 2.960% (1-Month USD-LIBOR + 0.480%) due 6/19/35(a)	55,027
102,022		Series 2006-SB1, Class A1A, 3.182% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(a)	98,827
121,937		Series 2007-1, Class 2A1A, 2.610% (1-Month USD-LIBOR + 0.130%) due 3/19/37(a)	116,723
		JPMorgan Mortgage Trust:
5,197		Series 2003-A2, Class 3A1, 4.151% due 11/25/33(a)	5,266
2,242		Series 2005-A1, Class 6T1, 4.557% due 2/25/35(a)	2,239
63,422		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.419% due 7/27/37(a)(c)	63,570
566,767	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 1.070% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(a)	700,432
8,280		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 4.362% due 2/25/33(a)	8,149
400,000		Monarch Grove CLO, Series 2018-1A, Class A1, 3.651% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(c)	396,338
700,000	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 1.056% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(a)	870,693
99,927		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 2.630% (1-Month USD-LIBOR + 0.140%) due 3/25/37(a)	89,327
133,320	AUD	Puma Finance Pty Ltd., Series 2014-2, Class A, 2.715% (1-Month Australian Bank Bill + 0.790%) due 10/18/45(a)	94,509
215,181.00		RAAC Trust, Series 2007-SP3, Class A1, 3.690% (1-Month USD-LIBOR + 1.200%) due 9/25/47(a)	216,586
62,519		RALI Trust, Series 2007-QO2, Class A1, 2.640% (1-Month USD-LIBOR + 0.150%) due 2/25/47(a)	35,960
93,725	CAD	Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072% due 8/12/53(c)	71,478
		Residential Asset Securitization Trust:
18,762		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	13,145
47,659		Series 2006-R1, Class A2, 2.890% (1-Month USD-LIBOR + 0.400%) due 1/25/46(a)	23,119
262,560	GBP	Residential Mortgage Securities 28 PLC, Series 28, Class A, 2.056% (3-Month GBP-LIBOR + 1.150%) due 6/15/46(a)	349,495
274,831	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 1.066% (3-Month GBP-LIBOR + 0.160%) due 12/15/43(a)	345,349
		RMAC Securities No 1 PLC:
263,219	GBP	Series 2006-NS1X, Class A2A, 1.053% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	327,812
498,208	GBP	Series 2006-NS3X, Class A2A, 1.053% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	619,618
		Soundview Home Loan Trust:
309,827		Series 2006-3, Class A3, 2.650% (1-Month USD-LIBOR + 0.160%) due 11/25/36(a)	302,646
1,300,000		Series 2006-3, Class A4, 2.740% (1-Month USD-LIBOR + 0.250%) due 11/25/36(a)	1,198,018
		Structured Adjustable Rate Mortgage Loan Trust:
7,378		Series 2004-1, Class 4A1, 4.378% due 2/25/34(a)	7,334
25,026		Series 2004-4, Class 3A2, 4.480% due 4/25/34(a)	25,746
43,060		Series 2004-19, Class 2A1, 3.732% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(a)	41,123

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.5% — (continued)
		Structured Asset Mortgage Investments II Trust:
$52,877		Series 2005-AR2, Class 2A1, 2.950% (1-Month USD-LIBOR + 0.460%) due 5/25/45(a)	$51,770
65,912		Series 2005-AR8, Class A1A, 2.770% (1-Month USD-LIBOR + 0.280%) due 2/25/36(a)	62,486
46,392		Series 2006-AR5, Class 1A1, 2.700% (1-Month USD-LIBOR + 0.210%) due 5/25/36(a)	42,783
236,918		Series 2007-AR4, Class A3, 2.710% (1-Month USD-LIBOR + 0.220%) due 9/25/47(a)	225,754
101,753		Series 2007-AR6, Class A1, 3.832% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(a)	96,085
70,842		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 2.770% (1-Month USD-LIBOR + 0.280%) due 1/25/36(a)(c)	66,307
19,161		Structured Asset Securities Corp. Trust, Series 2005-10, Class 4A1, 5.500% due 12/25/34	19,146
789,545		Symphony CLO XII Ltd., Series 2013-12A, Class AR, 3.817% (3-Month USD-LIBOR + 1.030%) due 10/15/25(a)(c)	790,329
400,000	EUR	Toro European CLO 2 DAC, Series 2A, Class AR, 0.900% (3-Month EUR-LIBOR + 0.900%) due 10/15/30(a)(c)	454,193
400,000		Tralee CLO V Ltd., Series 2018-5A, Class A1, 3.869% (3-Month USD-LIBOR + 1.110%) due 10/20/28(a)(c)	397,200
400,000		Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 3.637% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(c)	396,660
100,000		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 3.667% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(c)	99,193
		WaMu Mortgage Pass-Through Certificates Trust:
12,169		Series 2002-AR9, Class 1A, 3.732% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(a)	11,919
3,427		Series 2003-AR5, Class A7, 4.128% due 6/25/33(a)	3,471
223,164		Series 2003-AR9, Class 2A, 4.376% due 9/25/33(a)	227,454
317,524		Series 2004-AR1, Class A, 4.591% due 3/25/34(a)	324,922
43,844		Series 2005-AR13, Class A1A1, 2.780% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	43,466
48,436		Series 2006-AR10, Class 2A1, 3.967% due 9/25/36(a)	48,210
79,261		Series 2006-AR13, Class 2A, 2.556% (11th District Cost of Funds Index + 1.500%) due 10/25/46(a)	76,039
23,679		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 3.272% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(a)	17,277
111,313		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 4.217% due 12/25/32(a)	111,814
128,055		Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1, 4.938% due 3/25/36(a)	130,815

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $22,183,685)	21,712,852

MORTGAGE-BACKED SECURITIES — 13.2%

CMHC — 0.4%
		Canadian Mortgage and Housing Corp. (CMHC):
157,389	CAD	2.228% due 6/1/20(b)	119,633
504,203	CAD	2.428% due 7/1/20 — 8/1/20(b)	384,178

		Total CMHC	503,811

FNMA — 12.8%
		Federal National Mortgage Association (FNMA):
86,366.00		3.000% due 1/1/22	86,894
42,278		4.719% (1-Year CMT Index + 2.360%) due 11/1/34(a)	44,678
90,019		6.500% due 8/1/37	99,312
5,900,000		4.000% due 4/1/49(g)	6,011,379
11,800,000		3.500% due 5/1/49(g)	11,788,937

		Total FNMA	18,031,200

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

GNMA — 0.0%
$3,033		Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	$3,122

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $18,574,085)	18,538,133

U.S. GOVERNMENT OBLIGATIONS — 8.1%
		U.S. Treasury Inflation Indexed Bonds:
1,692,681		2.375% due 1/15/25	1,860,607
234,032		2.500% due 1/15/29	272,277
152,824		3.875% due 4/15/29	198,452
215,596		1.375% due 2/15/44	228,168
407,520		1.000% due 2/15/48	396,236
		U.S. Treasury Inflation Indexed Notes:
206,610		0.125% due 4/15/22	203,058
303,432		0.625% due 4/15/23	303,173
3,288,201		0.250% due 1/15/25(h)	3,212,899
1,833,336		0.500% due 1/15/28	1,793,125
2,800,000		U.S. Treasury Notes, 2.875% due 4/30/25(h)	2,845,992

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $11,376,712)	11,313,987

SENIOR LOAN — 0.1%
198,000		CenturyLink Inc., 5.243% (1-Month USD-LIBOR + 2.750%) due 1/31/25
		(Cost — $197,223)	195,261

ASSET-BACKED SECURITY — 0.1%

Student Loans — 0.1%
91,059		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 3.721% (3-Month USD-LIBOR + 0.950%) due 4/25/38(a) (Cost — $91,059)	91,209

MUNICIPAL BOND — 0.0%

United States — 0.0%
700,000		Tobacco Settlement Finance Authority, Revenue Bonds, Series B, zero coupon, due 6/1/47 (Cost — $45,982)	40,936

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $155,012,028)	155,517,754

SHORT-TERM INVESTMENTS — 6.9%

SOVEREIGN BONDS — 5.3%

Japan — 5.3%
		Japan Treasury Discount Bills:
800,000,000	JPY	(0.156)% due 3/11/19(i)	7,182,739
30,000,000	JPY	(0.215)% due 5/20/19(i)	269,297

		(Cost — $7,494,428)	7,452,036

TIME DEPOSITS — 1.6%
		BBH — Grand Cayman:
1,271	DKK	(0.850)% due 3/1/19	194
4,615	SEK	(0.550)% due 3/1/19	500
2,511	NOK	0.350% due 3/1/19	293
110	NZD	0.650% due 3/1/19	75
74,695	AUD	0.760% due 3/1/19	52,989
405	SGD	0.800% due 3/1/19	300
57,368	CAD	0.820% due 3/1/19	43,602
551,043	ZAR	5.140% due 3/1/19	39,101

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

TIME DEPOSITS — 1.6% — (continued)
		Citibank — London:
64,868	EUR	(0.570)% due 3/1/19	$73,781
31,651	GBP	0.360% due 3/1/19	41,974
$1,873,383.00		Citibank — New York, 1.750% due 3/1/19	1,873,383
10,850,066	JPY	Sumitomo — Tokyo, (0.270)% due 3/1/19	97,340

		TOTAL TIME DEPOSITS (Cost — $2,223,532)	2,223,532

		TOTAL SHORT-TERM INVESTMENTS (Cost — $9,717,960)	9,675,568

		TOTAL INVESTMENTS IN SECURITIES (Cost — $164,729,988)	165,193,322

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $28,302)	21,219

		TOTAL INVESTMENTS — 117.6% (Cost — $164,758,290)	165,214,541

		Liabilities in Excess of Other Assets — (17.6)%	(24,702,386)

		TOTAL NET ASSETS — 100.0%	$140,512,155

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2019.
(b)	Illiquid security.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2019 amounts to approximately $35,151,918 and represents 25.0% of net assets.

(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is currently in default.
(f)	Interest only security.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(i)	Rate shown represents yield-to-maturity.

At February 28, 2019, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
International Fixed Income Fund	$164,758,290	$12,180,396	$(9,188,621)	$2,991,775

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Summary of Investments by Security Type^
Sovereign Bonds	32.6%
Corporate Bonds & Notes	30.1
Collateralized Mortgage Obligations	13.1
Mortgage-Backed Securities	11.2
U.S. Government Obligations	6.9
Senior Loan	0.1
Asset-Backed Security	0.1
Municipal Bond	0.0	*
Purchased Options	0.0	*
Short-Term Investments	5.9

	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

At February 28, 2019, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
100,000	100,000	EUR	OTC Euro versus U.S. Dollar, Call(a)	BCLY	9/22/21		$1.31	$2,721
100,000	$113,740		OTC Euro versus U.S. Dollar, Put(a)	BCLY	9/22/21		$1.31	10,413
2,100,000	2,100,000		OTC U.S. Dollar versus Indian Rupee, Call(a)	HSBC	10/16/19	INR	82.00	8,085

			Total Currency Options					$21,219

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $28,302)					$21,219

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.

At February 28, 2019, International Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
400,000	$238,900		OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	BOA	3/20/19	1.000%	$2
600,000	358,350		OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	BCLY	3/20/19	1.100%	1
400,000	238,900		OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	BOA	3/20/19	1.200%	—
100,000	59,725		OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	JPM	3/20/19	1.200%	—
1,000,000	597,250		OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	BNP	4/17/19	1.000%	72
200,000	119,450		OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	BOA	5/15/19	1.200%	19
300,000	179,175		OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	GSC	9/18/19	2.400%	24
400,000	246,112	EUR	OTC Markit iTraxx Europe Series 30 5-Year Index, Put	GSC	9/18/19	2.400%	52

			Total Credit Default Swaptions				$170

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
600,000	600,000	AUD	OTC Australian Dollar versus U.S. Dollar, Put(a)	HSBC	3/8/19		$0.70	$402
454,000	454,000	GBP	OTC British Pound versus U.S. Dollar, Put(a)	BNP	6/14/19		$1.32	8,725
701,000	4,697,791	CNH	OTC U.S. Dollar versus Chinese Offshore Renminbi, Call(a)	SCB	3/21/19	CNH	6.78	848
700,000	$700,000		OTC U.S. Dollar versus Chinese Offshore Renminbi, Put(a)	SCB	3/14/19	CNH	6.68	1,960
701,000	701,000		OTC U.S. Dollar versus Chinese Offshore Renminbi, Put(a)	SCB	3/21/19	CNH	6.68	2,417
700,000	700,000		OTC U.S. Dollar versus Indian Rupee, Put(a)	HSBC	10/16/19	INR	72.00	12,676

			Total Currency Options					$27,028

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,400,000	$36,766	OTC 5-Year Swaption, 3-Month USD-LIBOR, Call	BOA	4/5/19	2.460%	$1,702
1,400,000	36,766	OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	BOA	4/5/19	2.760%	607

		Total Interest Rate Swaptions				$2,309

Options on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
5	815,450	EUR	Euro-Bund June Futures, Call	GSC	5/24/19	EUR	165.00	$2,332
5	815,450	EUR	Euro-Bund June Futures, Put	GSC	5/24/19	EUR	161.50	4,152
4	652,360	EUR	Euro-Bund May Futures, Call	GSC	4/26/19	EUR	164.00	2,184
4	652,360	EUR	Euro-Bund May Futures, Put	GSC	4/26/19	EUR	160.50	1,365
16	$1,834,875		U.S. Treasury 5-Year Note April Futures, Call	CSFB	3/22/19		$114.75	2,625
16	1,834,875		U.S. Treasury 5-Year Note April Futures, Put	CSFB	3/22/19		$113.75	625
10	1,222,188		U.S. Treasury 10-Year Note April Futures, Call	UBS	3/22/19		$123.00	937
10	1,222,188		U.S. Treasury 10-Year Note April Futures, Put	UBS	3/22/19		$121.00	937

			Total Options on Futures					$15,157

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $63,126)					$44,664

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2019, International Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†		Security	Value
		CIBC Wood Gundy Securities Corp.:
$821,000		2.570% due 3/13/19	$821,000
		Crédit Agricole Corporate and Investment Bank S.A.:
4,363,812	GBP	0.860% due 4/10/19	5,787,069
		Crédit Agricole Securities (USA) Inc.:
2,052,500		2.640% due 3/1/19	2,052,500
		Merrill Lynch & Pierce, Fenner & Smith Inc.:
414,000		2.650% due 4/22/19	414,000

		TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $8,889,544)	$9,074,569

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended February 28, 2019, the average borrowing and interest rate under the reverse repurchase agreements were $12,961,200 and 1.602%, respectively.

At February 28, 2019, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar March Futures	183	3/19	$44,447,085	$44,560,500	$113,415
90-Day Sterling September Futures	251	9/19	41,131,636	41,210,600	78,964
Australian Government 3-Year Bond March Futures	67	3/19	5,317,163	5,357,955	40,792
Australian Government 10-Year Bond March Futures	28	3/19	2,619,638	2,681,777	62,139
Canada Government 10-Year Bond June Futures	3	6/19	310,284	309,440	(844)
Euro-Bobl March Futures	29	3/19	4,362,634	4,377,716	15,082
Euro-BTP March Futures	43	3/19	6,151,776	6,271,988	120,212
Euro-Buxl 30-Year Bond March Futures	11	3/19	2,208,762	2,302,597	93,835
Euro-Schatz Note March Futures	80	3/19	10,182,238	10,174,270	(7,968)
Japan Government 10-Year Bond March Futures	5	3/19	6,790,360	6,851,478	61,118
U.S. Treasury 5-Year Note June Futures	92	6/19	10,541,263	10,539,750	(1,513)
U.S. Treasury 10-Year Note June Futures	39	6/19	4,777,799	4,758,000	(19,799)
U.S. Treasury Ultra Long Bond June Futures	10	6/19	1,624,191	1,595,937	(28,254)

					527,179

Contracts to Sell:
90-Day Eurodollar December Futures	47	12/19	11,439,293	11,439,800	(507)
90-Day Eurodollar March Futures	136	3/20	33,113,594	33,126,200	(12,606)
90-Day Sterling September Futures	251	9/20	41,026,075	41,125,304	(99,229)
Euro-OAT June Futures	47	6/19	8,492,431	8,455,420	37,011
U.S. Treasury 2-Year Note June Futures	12	6/19	2,548,031	2,546,344	1,687
United Kingdom Treasury 10-Year Gilt June Futures	36	6/19	6,074,377	6,005,391	68,986

					(4,658)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$522,521

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2019, International Fixed Income Fund had deposited cash of $436,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 28, 2019, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	2,385,246	USD	62,523	BNP	$60,778	3/7/19	$(1,745)
Argentine Peso	1,496,296	USD	36,406	BOA	36,376	4/23/19	(30)
Australian Dollar	524,000	USD	375,033	BOA	371,725	3/4/19	(3,308)
Australian Dollar	1,560,000	USD	1,114,650	GSC	1,106,664	3/4/19	(7,986)
Australian Dollar	429,000	USD	304,540	JPM	304,332	3/4/19	(208)
Australian Dollar	270,000	USD	192,596	JPM	191,538	3/4/19	(1,058)
Australian Dollar	973,000	USD	706,925	BNP	690,261	3/5/19	(16,664)
Australian Dollar	806,000	USD	569,365	JPM	571,789	3/5/19	2,424
Brazilian Real	754,082	USD	201,707	JPM	200,745	3/6/19	(962)
Brazilian Real	754,082	USD	199,974	SCB	200,746	3/6/19	772
Brazilian Real	754,082	USD	200,202	JPM	200,339	4/2/19	137
British Pound	5,675,189	USD	7,536,526	GSC	7,526,147	3/4/19	(10,379)
British Pound	111,000	USD	143,552	BOA	147,211	3/5/19	3,659
British Pound	648,000	USD	834,198	JPM	859,389	3/5/19	25,191
Canadian Dollar	823,000	USD	627,835	BOA	625,522	3/4/19	(2,313)
Canadian Dollar	6,833,000	USD	5,174,555	HSBC	5,193,433	3/4/19	18,878
Canadian Dollar	927,000	USD	700,754	HSBC	704,584	3/5/19	3,830
Canadian Dollar	738,000	USD	564,007	HSBC	560,930	3/5/19	(3,077)
Chilean Peso	2,602,519	USD	3,976	BCLY	3,968	4/10/19	(8)
Chinese Offshore Renminbi	3,595,268	USD	521,219	BNP	536,555	4/15/19	15,336
Chinese Offshore Renminbi	5,401,036	USD	787,635	BNP	806,046	4/15/19	18,411
Chinese Offshore Renminbi	3,776,793	USD	547,730	SCB	563,645	4/15/19	15,915
Chinese Offshore Renminbi	14,663,831	USD	2,137,980	BOA	2,188,123	7/12/19	50,143
Colombian Peso	2,256,059,500	USD	720,613	BNP	728,995	6/11/19	8,382
Danish Krone	800,000	USD	123,454	SOG	122,274	4/1/19	(1,180)
Euro	515,000	USD	592,843	GSC	585,761	3/4/19	(7,082)
Euro	3,000	USD	3,406	BNP	3,412	3/5/19	6
Euro	234,000	USD	264,369	GSC	266,174	3/5/19	1,805
Euro	290,000	USD	350,117	HSBC	332,261	5/28/19	(17,856)
Euro	2,219,000	USD	2,598,236	GSC	2,547,085	6/19/19	(51,151)
Indian Rupee	52,759,759	USD	739,720	BNP	743,205	3/20/19	3,485
Indian Rupee	31,565,820	USD	429,000	HSBC	434,010	10/18/19	5,010
Indian Rupee	5,152,000	USD	70,000	HSBC	70,837	10/18/19	837
Indonesian Rupiah	2,451,225,000	USD	175,000	BNP	173,999	3/20/19	(1,001)
Indonesian Rupiah	2,508,090,000	USD	177,000	GSC	178,036	3/20/19	1,036
Indonesian Rupiah	4,959,315,000	USD	347,461	SCB	348,396	6/19/19	935
Japanese Yen	1,615,608,000	USD	14,579,043	BCLY	14,494,308	3/4/19	(84,735)
Japanese Yen	30,548,000	USD	276,519	GSC	274,080	3/5/19	(2,439)
Japanese Yen	15,279,000	USD	138,673	JPM	137,084	3/5/19	(1,589)
Japanese Yen	46,586,000	USD	419,493	JPM	417,974	3/5/19	(1,519)
Korean Won	79,527,100	USD	71,000	BNP	70,691	3/20/19	(309)
Korean Won	1,961,472,360	USD	1,744,772	GSC	1,743,533	3/20/19	(1,239)
Korean Won	323,506,600	USD	289,000	HSBC	287,562	3/20/19	(1,438)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Korean Won	92,642,110	USD	83,000	SCB	$82,349	3/20/19	$(651)
Korean Won	235,349,400	USD	211,000	BCLY	209,243	3/27/19	(1,757)
Korean Won	1,036,390,400	USD	928,000	BCLY	921,429	3/27/19	(6,571)
Korean Won	41,369,345	USD	37,000	GSC	36,783	3/29/19	(217)
Korean Won	89,184,000	USD	80,000	HSBC	79,296	3/29/19	(704)
Korean Won	321,798,750	USD	287,000	HSBC	286,183	4/5/19	(817)
Korean Won	228,131,400	USD	203,000	SCB	202,883	4/5/19	(117)
Mexican Peso	16,877,000	USD	865,620	BCLY	874,356	3/11/19	8,736
Mexican Peso	7,234,000	USD	370,361	DUB	374,776	3/11/19	4,415
Mexican Peso	21,450,000	USD	1,097,695	HSBC	1,111,272	3/11/19	13,577
Mexican Peso	2,874,769	USD	134,000	DUB	148,862	3/14/19	14,862
Mexican Peso	1,181,700	USD	60,000	HSBC	61,191	3/14/19	1,191
Mexican Peso	26,294,000	USD	1,339,685	HSBC	1,329,890	8/14/19	(9,795)
Mexican Peso	24,466,479	USD	1,242,679	JPM	1,237,458	8/14/19	(5,221)
New Taiwan Dollar	10,825,416	USD	353,000	GSC	351,871	3/29/19	(1,129)
New Zealand Dollar	4,728,000	USD	3,249,403	SCB	3,220,004	3/4/19	(29,399)
New Zealand Dollar	197,000	USD	135,667	GSC	134,170	3/5/19	(1,497)
New Zealand Dollar	227,000	USD	152,869	JPM	154,602	3/5/19	1,733
New Zealand Dollar	811,000	USD	558,378	UBS	552,344	3/5/19	(6,034)
Norwegian Krone	1,635,000	USD	188,586	BOA	191,068	3/4/19	2,482
Norwegian Krone	1,410,000	USD	166,798	BOA	164,775	3/4/19	(2,023)
Norwegian Krone	7,262,000	USD	844,257	BOA	848,687	3/5/19	4,430
Norwegian Krone	5,942,000	USD	702,436	RBS	694,422	3/5/19	(8,014)
Russian Ruble	111,555,523	USD	1,646,263	BOA	1,688,717	3/15/19	42,454
Russian Ruble	28,020,085	USD	423,736	BOA	422,381	4/15/19	(1,355)
Russian Ruble	111,555,523	USD	1,679,743	SOG	1,674,634	5/15/19	(5,109)
Swedish Krona	62,725,000	USD	6,733,642	SCB	6,790,992	3/4/19	57,350
Swedish Krona	6,553,000	USD	704,198	HSBC	709,524	3/5/19	5,326
Swedish Krona	8,849,000	USD	979,567	JPM	958,122	3/5/19	(21,445)
Swiss Franc	144,000	USD	143,937	BOA	144,273	3/5/19	336
Swiss Franc	835,000	USD	839,147	JPM	836,583	3/5/19	(2,564)
Swiss Franc	136,000	USD	135,570	JPM	136,258	3/5/19	688
Turkish Lira	756,000	USD	139,751	HSBC	140,701	3/15/19	950
Turkish Lira	1,131,871	USD	207,715	SOG	206,868	4/15/19	(847)

							10,180

Contracts to Sell:
Argentine Peso	1,496,296	USD	38,220	BOA	38,127	3/7/19	93
Argentine Peso	888,950	USD	23,000	HSBC	22,651	3/7/19	349
Argentine Peso	5,179,350	USD	129,000	BNP	128,584	4/3/19	416
Australian Dollar	1,046,000	USD	758,542	HSBC	742,033	3/4/19	16,509
Australian Dollar	1,737,000	USD	1,263,535	SCB	1,232,227	3/4/19	31,308
Australian Dollar	788,000	USD	561,683	BOA	559,019	3/5/19	2,664
Australian Dollar	201,000	USD	144,135	BOA	142,593	3/5/19	1,542
Australian Dollar	395,000	USD	285,272	GSC	280,219	3/5/19	5,053
Australian Dollar	1,560,000	USD	1,115,149	GSC	1,107,228	4/2/19	7,921
Brazilian Real	754,082	USD	200,607	JPM	200,745	3/6/19	(138)
Brazilian Real	754,082	USD	201,707	SCB	200,745	3/6/19	962
Brazilian Real	604,619	USD	158,000	DUB	160,861	3/14/19	(2,861)
Brazilian Real	202,500	USD	60,000	HSBC	53,876	3/14/19	6,124
Brazilian Real	5,600,000	USD	1,469,932	JPM	1,476,975	7/2/19	(7,043)
British Pound	126,000	USD	163,474	GSC	167,094	3/4/19	(3,620)
British Pound	5,351,189	USD	7,030,293	GSC	7,096,475	3/4/19	(66,182)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
British Pound	198,000	USD	258,860	JPM	$262,577	3/4/19	$(3,717)
British Pound	437,000	USD	570,564	BOA	579,557	3/5/19	(8,993)
British Pound	214,000	USD	280,338	SCB	283,810	3/5/19	(3,472)
British Pound	5,675,189	USD	7,547,971	GSC	7,537,842	4/2/19	10,129
British Pound	151,000	USD	202,370	BNP	201,327	6/18/19	1,043
Canadian Dollar	7,656,000	USD	5,777,716	BOA	5,818,955	3/4/19	(41,239)
Canadian Dollar	371,000	USD	282,760	BOA	281,986	3/5/19	774
Canadian Dollar	553,000	USD	415,566	JPM	420,318	3/5/19	(4,752)
Canadian Dollar	6,833,000	USD	5,178,379	HSBC	5,197,265	4/2/19	(18,886)
Chinese Offshore Renminbi	2,722,356	USD	392,865	BNP	406,283	4/15/19	(13,418)
Chinese Offshore Renminbi	1,373,000	USD	203,438	BOA	204,906	4/15/19	(1,468)
Chinese Offshore Renminbi	1,800,166	USD	265,554	HSBC	268,655	4/15/19	(3,101)
Chinese Offshore Renminbi	1,849,689	USD	272,989	HSBC	276,047	4/15/19	(3,058)
Chinese Offshore Renminbi	2,223,204	USD	328,051	JPM	331,789	4/15/19	(3,738)
Chinese Offshore Renminbi	2,804,680	USD	403,696	SCB	418,568	4/15/19	(14,872)
Chinese Offshore Renminbi	1,369,505	USD	200,358	BOA	204,356	7/12/19	(3,998)
Chinese Offshore Renminbi	1,677,501	USD	248,812	HSBC	250,315	7/12/19	(1,503)
Chinese Offshore Renminbi	7,725,305	USD	1,126,483	HSBC	1,152,763	7/12/19	(26,280)
Chinese Offshore Renminbi	3,367,520	USD	499,032	HSBC	502,498	7/12/19	(3,466)
Chinese Offshore Renminbi	524,000	USD	77,005	JPM	78,191	7/12/19	(1,186)
Danish Krone	355,000	USD	54,097	RBS	54,260	4/1/19	(163)
Danish Krone	26,762,842	USD	4,117,649	UBS	4,090,511	4/1/19	27,138
Euro	40,434,130	USD	46,588,609	BOA	45,989,789	3/4/19	598,820
Euro	470,000	USD	532,540	BOA	534,578	3/4/19	(2,038)
Euro	10,844,413	USD	12,508,033	HSBC	12,334,438	3/4/19	173,595
Euro	253,000	USD	286,446	GSC	287,786	3/5/19	(1,340)
Euro	608,000	USD	696,315	GSC	691,596	3/5/19	4,719
Euro	490,609	USD	564,301	HSBC	558,064	3/5/19	6,237
Euro	311,000	USD	354,975	BNP	354,625	4/2/19	350
Euro	10,472,647	USD	11,953,270	BOA	11,941,676	4/2/19	11,594
Euro	40,760,897	USD	46,527,377	JPM	46,478,548	4/2/19	48,829
Euro	114,000	SEK	1,169,287	JPM	130,234	4/23/19	(3,120)
Euro	350,000	USD	408,503	HSBC	401,005	5/28/19	7,498
Indian Rupee	37,183,730	USD	519,551	GSC	523,792	3/20/19	(4,241)
Indian Rupee	11,983,440	USD	168,000	GSC	168,806	3/20/19	(806)
Indian Rupee	3,592,589	USD	50,281	SOG	50,607	3/20/19	(326)
Indian Rupee	52,759,759	USD	730,947	BNP	734,874	6/19/19	(3,927)
Indian Rupee	20,507,895	USD	279,000	HSBC	281,970	10/18/19	(2,970)
Indian Rupee	11,024,400	USD	150,000	HSBC	151,578	10/18/19	(1,578)
Indonesian Rupiah	4,959,315,000	USD	351,575	SCB	352,035	3/20/19	(460)
Japanese Yen	16,600,000	USD	151,345	BCLY	148,925	3/4/19	2,420
Japanese Yen	1,393,408,000	USD	12,777,558	BCLY	12,500,857	3/4/19	276,701
Japanese Yen	51,700,000	USD	471,125	BNP	463,822	3/4/19	7,303
Japanese Yen	12,800,000	USD	117,196	HSBC	114,835	3/4/19	2,361
Japanese Yen	120,600,000	USD	1,092,065	HSBC	1,081,954	3/4/19	10,111
Japanese Yen	20,500,000	USD	186,899	JPM	183,914	3/4/19	2,985
Japanese Yen	61,329,000	USD	558,417	JPM	550,250	3/5/19	8,167
Japanese Yen	800,000,000	USD	7,122,076	BOA	7,180,897	3/11/19	(58,821)
Japanese Yen	1,615,608,000	USD	14,614,492	BCLY	14,529,062	4/2/19	85,430
Japanese Yen	10,000,000	USD	91,879	BCLY	90,281	5/20/19	1,598
Japanese Yen	13,000,000	USD	119,422	BNP	117,367	5/20/19	2,055
Japanese Yen	7,000,000	USD	64,272	GSC	63,197	5/20/19	1,075

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Korean Won	342,498,900	USD	304,752	BNP	$304,444	3/20/19	$308
Korean Won	2,005,602,563	USD	1,784,741	GSC	1,782,760	3/20/19	1,981
Korean Won	109,046,707	USD	97,000	GSC	96,931	3/20/19	69
Korean Won	1,961,472,360	USD	1,749,752	GSC	1,748,826	6/19/19	926
Mexican Peso	5,894,000	USD	307,106	HSBC	305,354	3/11/19	1,752
Mexican Peso	26,294,000	USD	1,372,338	HSBC	1,362,228	3/11/19	10,110
Mexican Peso	10,983,000	USD	573,324	HSBC	569,002	3/11/19	4,322
Mexican Peso	2,390,000	USD	123,142	HSBC	123,820	3/11/19	(678)
Mexican Peso	4,056,469	USD	212,062	HSBC	210,054	3/14/19	2,008
Mexican Peso	16,877,000	USD	864,370	BCLY	873,082	3/20/19	(8,712)
Mexican Peso	1,841,000	USD	94,778	JPM	94,840	4/15/19	(62)
Mexican Peso	9,826,000	USD	501,293	BCLY	496,976	8/14/19	4,317
Mexican Peso	8,209,531	USD	418,911	GSC	415,219	8/14/19	3,692
New Taiwan Dollar	11,186,381	USD	365,712	BNP	363,342	3/20/19	2,370
New Zealand Dollar	261,000	USD	178,660	BCLY	177,754	3/4/19	906
New Zealand Dollar	578,000	USD	397,517	BOA	393,647	3/4/19	3,870
New Zealand Dollar	3,889,000	USD	2,662,350	HSBC	2,648,603	3/4/19	13,747
New Zealand Dollar	1,237,000	USD	846,385	JPM	842,477	3/5/19	3,908
New Zealand Dollar	4,728,000	USD	3,251,141	SCB	3,222,035	4/2/19	29,106
Norwegian Krone	7,227,000	USD	829,085	BCLY	844,596	3/5/19	(15,511)
Norwegian Krone	1,174,000	USD	136,677	GSC	137,202	3/5/19	(525)
Norwegian Krone	2,378,000	USD	282,399	JPM	277,909	3/5/19	4,490
Polish Zloty	2,892,133	USD	774,152	HSBC	765,294	4/15/19	8,858
Romanian New Leu	1,852,000	USD	439,683	BNP	441,755	7/26/19	(2,072)
Romanian New Leu	1,117,467	EUR	229,799	BOA	266,548	7/26/19	(1,936)
Russian Ruble	111,555,523	USD	1,693,295	SOG	1,688,717	3/15/19	4,578
Swedish Krona	390,000	USD	42,393	BNP	42,223	3/4/19	170
Swedish Krona	62,335,000	USD	6,876,088	SCB	6,748,769	3/4/19	127,319
Swedish Krona	1,289,000	USD	139,492	JPM	139,566	3/5/19	(74)
Swedish Krona	4,950,000	USD	533,224	JPM	535,960	3/5/19	(2,736)
Swedish Krona	62,725,000	USD	6,749,624	SCB	6,807,218	4/2/19	(57,594)
Swedish Krona	607,632	EUR	59,000	DUB	66,055	4/23/19	1,346
Swedish Krona	820,850	EUR	79,000	RBS	89,235	4/23/19	1,015
Swiss Franc	693,000	USD	699,161	JPM	694,313	3/5/19	4,848
Swiss Franc	843,000	USD	840,936	SCB	844,598	3/5/19	(3,662)

							1,189,546

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$1,199,726

At February 28, 2019, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency		Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	BRL-CDI-Compounded	0.000%	1/4/21	PAM	*	BRL	200,000	$2,243	$(1,516)	$3,759
Receive	U.S. Federal Funds Effective Rate Index	2.673%	4/30/25	12-Month		USD	200,000	(5,078)	20	(5,098)
Receive	U.S. Federal Funds Effective Rate Index	2.683%	4/30/25	12-Month		USD	1,000,000	(25,975)	372	(26,347)
Receive	U.S. Federal Funds Effective Rate Index	2.684%	4/30/25	12-Month		USD	1,000,000	(25,906)	(32)	(25,874)
Receive	U.S. Federal Funds Effective Rate Index	2.696%	4/30/25	12-Month		USD	300,000	(8,048)	—	(8,048)
Receive	U.S. Federal Funds Effective Rate Index	2.710%	4/30/25	12-Month		USD	300,000	(8,324)	—	(8,324)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency		Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	5.825%	1/12/23	28-Day		MXN	6,800,000	$(26,983)	$2,273	$(29,256)
Pay	28-Day MXN TIIE Banxico	7.317%	3/23/22	28-Day		MXN	2,100,000	(2,370)	—	(2,370)
Pay	28-Day MXN TIIE Banxico	7.740%	2/22/27	28-Day		MXN	15,800,000	(25,290)	(2,879)	(22,411)
Pay	3-Month Canadian Bank Bill	2.300%	7/16/20	6-Month		CAD	8,800,000	12,376	(13,489)	25,865
Pay	3-Month Canadian Bank Bill	2.500%	6/19/29	6-Month		CAD	900,000	3,074	757	2,317
Pay	3-Month GBP-LIBOR	1.500%	12/18/20	PAM	*	GBP	10,700,000	56,797	30,300	26,497
Receive	3-Month GBP-LIBOR	1.500%	12/16/21	PAM	*	GBP	10,700,000	(34,342)	(4,671)	(29,671)
Receive	3-Month USD-LIBOR	1.750%	6/20/20	6-Month		USD	27,400,000	374,568	513,968	(139,400)
Receive	3-Month USD-LIBOR	1.750%	12/21/26	6-Month		USD	2,500,000	163,728	(72,019)	235,747
Receive	3-Month USD-LIBOR	2.000%	12/20/19	6-Month		USD	8,200,000	55,579	(573)	56,152
Pay	3-Month USD-LIBOR	2.000%	6/20/23	6-Month		USD	100,000	(2,406)	(4,704)	2,298
Receive	3-Month USD-LIBOR	2.250%	12/16/22	6-Month		USD	2,200,000	26,381	(12,375)	38,756
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month		USD	5,500,000	209,252	323,047	(113,795)
Receive	3-Month USD-LIBOR	2.500%	6/20/48	6-Month		USD	1,000,000	84,538	111,190	(26,652)
Pay	3-Month USD-LIBOR	2.750%	12/19/20	6-Month		USD	3,700,000	7,730	(11,348)	19,078
Receive	3-Month USD-LIBOR	2.750%	12/20/47	6-Month		USD	3,100,000	101,012	(113,222)	214,234
Receive	3-Month USD-LIBOR	2.953%	11/12/49	6-Month		USD	600,000	(4,070)	—	(4,070)
Receive	3-Month USD-LIBOR	2.955%	11/12/49	6-Month		USD	600,000	(4,376)	—	(4,376)
Pay	3-Month USD-LIBOR	3.000%	6/19/24	6-Month		USD	400,000	7,970	7,392	578
Receive	3-Month USD-LIBOR	3.000%	12/19/28	6-Month		USD	1,000,000	(25,423)	6,389	(31,812)
Pay	3-Month USD-LIBOR	3.000%	6/19/29	3-Month		USD	600,000	12,925	15,637	(2,712)
Receive	3-Month USD-LIBOR	3.000%	6/19/29	6-Month		USD	3,500,000	(82,776)	(43,979)	(38,797)
Receive	3-Month USD-LIBOR	3.000%	12/19/48	6-Month		USD	1,400,000	(26,260)	38,283	(64,543)
Pay	3-Month ZAR-SAJIBOR	7.250%	6/20/23	3-Month		ZAR	14,000,000	(4,887)	(14,709)	9,822
Pay	3-Month ZAR-SAJIBOR	8.500%	3/15/27	3-Month		ZAR	5,200,000	15,223	(349)	15,572
Pay	3-Month ZAR-SAJIBOR	8.750%	3/16/21	3-Month		ZAR	15,700,000	37,290	1,570	35,720
Pay	6-Month EURIBOR	0.000%	3/20/21	12-Month		EUR	6,400,000	19,318	3,673	15,645
Pay	6-Month EURIBOR	0.500%	3/20/24	12-Month		EUR	15,600,000	284,429	42,877	241,552
Pay	6-Month EURIBOR	0.500%	6/19/24	12-Month		EUR	4,800,000	73,909	25,332	48,577
Pay	6-Month EURIBOR	1.000%	3/20/29	12-Month		EUR	2,600,000	82,944	8,794	74,150
Pay	6-Month EURIBOR	1.000%	6/19/29	12-Month		EUR	7,600,000	201,389	19,673	181,716
Receive	6-Month EURIBOR	1.500%	3/20/49	12-Month		EUR	2,250,000	(130,130)	45,279	(175,409)
Pay	6-Month GBP-LIBOR	1.000%	3/20/21	6-Month		GBP	1,400,000	(4,589)	(9,361)	4,772
Receive	6-Month GBP-LIBOR	1.500%	3/20/24	6-Month		GBP	200,000	(2,305)	(178)	(2,127)
Pay	6-Month GBP-LIBOR	1.500%	6/19/29	6-Month		GBP	100,000	(458)	768	(1,226)
Pay	6-Month GBP-LIBOR	1.750%	3/20/49	6-Month		GBP	400,000	12,106	17,224	(5,118)
Pay	6-Month GBP-LIBOR	1.750%	6/19/49	6-Month		GBP	200,000	5,623	13,931	(8,308)
Pay	6-Month JPY-LIBOR	0.100%	3/20/24	6-Month		JPY	1,120,000,000	58,306	(33,210)	91,516
Receive	6-Month JPY-LIBOR	0.380%	6/18/28	6-Month		JPY	200,000,000	(43,880)	(42,912)	(968)
Receive	6-Month JPY-LIBOR	0.450%	3/20/29	6-Month		JPY	430,000,000	(112,687)	(79,136)	(33,551)
Pay	6-Month JPY-LIBOR	0.724%	1/24/49	6-Month		JPY	7,000,000	1,317	—	1,317
Receive	6-Month JPY-LIBOR	0.750%	12/20/38	6-Month		JPY	84,205,000	(38,139)	4,801	(42,940)
Pay	6-Month JPY-LIBOR	1.000%	3/21/48	6-Month		JPY	37,000,000	34,039	27,504	6,535

								$1,299,364	$800,392	$498,972

* PAM — paid at maturity.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Notional Amount	Market Value	Upfront Payment (Received)	Unrealized Appreciation
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	6/12/22	USD 1,400,000	$2,055	$—	$2,055
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	6/12/22	USD 1,900,000	1,892	—	1,892
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	4/27/23	USD 4,600,000	503	—	503
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	4/26/22	USD 6,700,000	462	—	462
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	6/19/22	USD 7,400,000	7,356	(555)	7,911

				$12,268	$(555)	$12,823

At February 28, 2019, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues and Indexes — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/28/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond, A+	(1.000)%	6/20/23	3-Month	BCLY	0.448%	USD	200,000	$(4,898)	$(3,815)	$(1,083)
China Government International Bond, A+	(1.000)%	6/20/23	3-Month	GSC	0.448%	USD	500,000	(12,245)	(9,654)	(2,591)
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BCLY	0.132%	USD	400,000	(11,898)	(14,121)	2,223
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BNP	0.132%	USD	700,000	(20,822)	(25,057)	4,235
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BOA	0.132%	USD	200,000	(5,948)	(6,913)	965
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	GSC	0.132%	USD	500,000	(14,872)	(17,653)	2,781
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	HSBC	0.132%	USD	300,000	(8,923)	(10,159)	1,236
Markit iTraxx Europe Sub Financials Series 27 5-Year Index	(1.000)%	6/20/22	3-Month	BNP	1.027%	EUR	700,000	(850)	36,666	(37,516)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	BCLY	0.271%	USD	600,000	(19,097)	(15,056)	(4,041)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	BNP	0.271%	USD	400,000	(12,731)	(9,884)	(2,847)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	HSBC	0.271%	USD	200,000	(6,365)	(4,989)	(1,376)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	JPM	0.271%	USD	400,000	(12,731)	(9,580)	(3,151)

								$(131,380)	$(90,215)	$(41,165)

OTC Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/28/19 (2)	Notional Amount (3)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
South Africa Government, BB	1.000%	6/20/23	3-Month	JPM	1.623%	USD	100,000	$(2,288)	$(4,998)	$2,710
South Africa Government, BB	1.000%	12/20/23	3-Month	JPM	1.745%	USD	200,000	(6,154)	(10,920)	4,766

								$(8,442)	$(15,918)	$7,476

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared — Credit Default Swaps on Corporate and Sovereign Issues and Indexes — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Basf Se, A	(1.000)%	12/20/20	3-Month	0.069%	EUR	100,000	$(2,169)	$(2,908)	$739
Markit CDX North America High Yield Series 31 5-Year Index	(5.000)%	12/20/23	3-Month	3.466%	USD	392,000	(28,423)	(28,557)	134
Markit CDX North America Investment Grade Series 29 5-Year Index	(1.000)%	12/20/22	3-Month	0.459%	USD	3,500,000	(75,363)	(77,752)	2,389
Markit iTraxx Europe Senior Financials Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.422%	EUR	300,000	(6,993)	(8,323)	1,330
Markit iTraxx Europe Senior Financials Series 30 5-Year Index	(1.000)%	12/20/23	3-Month	0.740%	EUR	2,100,000	(34,714)	5,166	(39,880)
Markit iTraxx Europe Series 26 5-Year Index	(1.000)%	12/20/21	3-Month	0.273%	EUR	32,200,000	(830,733)	(1,123,991)	293,258
Markit iTraxx Europe Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.520%	EUR	16,500,000	(453,296)	(643,847)	190,551
Markit iTraxx Europe Series 30 5-Year Index	(1.000)%	12/20/23	3-Month	0.615%	EUR	2,600,000	(60,250)	(30,971)	(29,279)
Reynolds American Inc., BBB+	(1.000)%	12/20/20	3-Month	0.204%	USD	500,000	(8,057)	(14,731)	6,674
United Utilities PLC, BBB	(1.000)%	12/20/20	3-Month	0.167%	EUR	200,000	(3,894)	(3,440)	(454)

							$(1,503,892)	$(1,929,354)	$425,462

Centrally Cleared — Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG, A	1.000%	12/20/20	3-Month	0.311%	EUR	100,000	$1,658	$1,651	$7
Deutsche Bank AG, BBB-	1.000%	12/20/19	3-Month	0.588%	EUR	100,000	610	(794)	1,404
Marks & Spencer PLC, BBB-	1.000%	6/20/23	3-Month	1.426%	EUR	200,000	(3,673)	(6,000)	2,327
Ryder System Inc., BBB+	1.000%	6/20/22	3-Month	0.617%	USD	100,000	1,398	1,866	(468)
Shell International Finance BV, AA-	1.000%	12/20/26	3-Month	0.571%	EUR	200,000	7,887	(5,907)	13,794

							$7,880	$(9,184)	$17,064

At February 28, 2019, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)		Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation

Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EUR-LIBOR less 0.299% based on the notional amount of currency delivered	6/19/19	GSC	USD	24,377,775	EUR	21,500,000	$(104,021)	$—	$(104,021)

Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EUR-LIBOR less 0.283% based on the notional amount of currency delivered	6/19/19	GSC	USD	3,514,935	EUR	3,100,000	(14,713)	—	(14,713)

								$(118,734)	$—	$(118,734)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amount to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At February 28, 2019, International Fixed Income Fund deposited cash collateral with brokers in the amount of $1,347,000 for open centrally cleared swap contracts.

At February 28, 2019, International Fixed Income Fund had cash collateral from brokers in the amount of $830,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
ARS	— Argentine Peso	BCLY	— Barclays Bank PLC
AUD	— Australian Dollar	BNP	— BNP Paribas SA
BRL	— Brazilian Real	BOA	— Bank of America
CAD	— Canadian Dollar	CSFB	— Credit Suisse Securities (USA) LLC
DKK	— Danish Krone	DUB	— Deutsche Bank AG
EUR	— Euro	GSC	— Goldman Sachs & Co.
GBP	— British Pound	HSBC	— HSBC Bank USA
JPY	— Japanese Yen	JPM	— JPMorgan Chase & Co.
MXN	— Mexican Peso	RBS	— Royal Bank of Scotland PLC
NOK	— Norwegian Krone	SCB	— Standard Chartered Bank
NZD	— New Zealand Dollar	SOG	— Societe Generale SA
PEN	— Peruvian Sol	UBS	— UBS Securities LLC
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value

MUNICIPAL BONDS — 94.2%

California — 10.5%
$735,000.00	AAA	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series U-7, 5.000% due 6/1/46	$962,990
1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	1,255,370
500,000	Baa1(b)	California Municipal Finance Authority, Revenue Bonds, California Lutheran University, 5.000% due 10/1/36	570,135
1,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, 5.000% due 8/1/35	1,123,870
1,000,000	A3(b)	Kaweah Delta Health Care District, Revenue Bonds, Series B, 4.000% due 6/1/45	999,000
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,651,365

		Total California	6,562,730

Colorado — 11.6%
750,000	A+	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(c)	877,598
1,435,000	AA	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,601,517
1,500,000	AA-	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,621,665
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,131,840
2,000,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,051,160

		Total Colorado	7,283,780

District of Colombia — 3.8%
1,500,000	AAA	District of Columbia, Income Tax Revenue, Revenue Bonds, Series A, 5.000% due 12/1/28	1,624,845
700,000	AA-	Metropolitan Washington Airports Authority, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(c)	723,534

		Total District of Colombia	2,348,379

Florida — 7.3%
1,400,000	A+	City of Cape Coral, FL, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,591,072
1,500,000	AA-	City of Gainesville, FL, Utilities System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/29	1,823,715
1,000,000	AA	Orlando Utilities Commission, Utility System Revenue Bonds, 2018 Project, Series A, 5.000% due 10/1/33	1,185,510

		Total Florida	4,600,297

Illinois — 6.9%
		Illinois Finance Authority, Revenue Bonds:
1,235,000	AA	Advocate Health Care, 4.000% due 6/1/47	1,251,154
600,000	A	DePaul University, 5.000% due 10/1/36	676,824
1,095,000	A2(b)	DePaul University, Series A, 5.375% due 10/1/19	1,117,918
1,000,000	AAA	Northwestern University, 5.000% due 12/1/28	1,247,090

		Total Illinois	4,292,986

Indiana — 2.7%
		Indiana Municipal Power Agency, Power Supply, Revenue Bonds:
500,000	A+	Series A, 5.000% due 1/1/42	567,680
1,000,000	A+	Series C, 5.000% due 1/1/37	1,133,650

		Total Indiana	1,701,330

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value

Louisiana — 0.9%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds, Series B:
$250,000	A-	5.000% due 1/1/37(c)	$276,605
250,000	A-	5.000% due 1/1/38(c)	275,845

		Total Louisiana	552,450

Massachusetts — 2.1%
1,000,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.250% due 7/1/34	1,302,300

Michigan — 2.7%
1,500,000	AA-	Northville Public Schools, GO, School Building and Site, Series II, 5.000% due 5/1/43(d)	1,702,410

Nevada — 2.1%
1,130,000	AA+	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31	1,338,067

New Jersey — 2.4%
1,340,000	A3(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,521,436

New York — 5.2%
1,170,000	AA	New York City Trust for Cultural Resources, Revenue Bonds, Juilliard School, Series A, 5.000% due 1/1/33	1,418,941
1,635,000	AA+	New York State Dormitory Authority, Bidding Group, Revenue Bonds, Series B, 5.000% due 2/15/43	1,851,670

		Total New York	3,270,611

Oregon — 2.4%
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,472,656

Puerto Rico — 0.8%
550,000	NR	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A1, 4.750% due 7/1/53	506,424

South Carolina — 6.6%
1,535,000	Aa3(b)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,782,396
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,369,400

		Total South Carolina	4,151,796

Tennessee — 1.7%
1,050,000	Aa2(b)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	1,064,017

Texas — 10.7%
1,000,000	A1(b)	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Series C, 5.000% due 7/1/26(c)	1,182,850
		North East, TX, Independent School District, GO, PSF-GTD-Insured:
1,000,000	AAA	5.250% due 2/1/28	1,250,630
1,000,000	AAA	5.250% due 2/1/30	1,272,320
1,000,000	AA	Texas State Technical College, Revenue Bonds, AGM-Insured, 4.000% due 10/15/33	1,057,300
1,575,000	AAA	Texas Transportation Commission State Highway Fund, Revenue Bonds, 5.250% due 4/1/26	1,919,704

		Total Texas	6,682,804

Utah — 4.6%
500,000	A	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	582,190
2,000,000	AA	Utah State University, Revenue Bonds, Student Building Fee, Series B, Prerefunded 6/1/23 @ 100, 5.000% due 12/1/44(a)	2,271,580

		Total Utah	2,853,770

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value

Washington — 3.7%
$1,000,000	AA+	City of Seattle, WA, Drainage & Wastewater Revenue, Revenue Bonds, 4.000% due 7/1/28	$1,129,170
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,187,440

		Total Washington	2,316,610

Wisconsin — 5.5%
1,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	1,566,765
1,300,000	AA-	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,312,844
500,000	AA	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	575,425

		Total Wisconsin	3,455,034

		TOTAL MUNICIPAL BONDS (Cost — $56,415,621)	58,979,887

SHORT-TERM INVESTMENTS — 0.2%

TIME DEPOSITS — 0.2%
69,156		Citibank — New York, 1.750% due 3/1/19	69,156
61,882		Sumitomo — Tokyo, 1.750% due 3/1/19	61,882

		TOTAL SHORT-TERM INVESTMENTS (Cost — $131,038)	131,038

		TOTAL INVESTMENTS — 94.4% (Cost — $56,546,659)	59,110,925

		Other Assets in Excess of Liabilities — 5.6%	3,512,208

		TOTAL NET ASSETS — 100.0%	$62,623,133

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	When-issued security.

At February 28, 2019, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Municipal Bond Fund	$56,546,659	$2,653,770	$(75,754)	$2,578,016

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation
AMBAC	— American Bond Assurance Corporation
FGIC	— Financial Guarantee Insurance Company
GO	— General Obligation
NPFG	— National Public Finance Guarantee Corporation
PSF-GTD	— Permanent School Fund Guaranteed
SCH BD GTY	— Oregon School Bond Guaranty

See pages 260-261 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Summary of Investments by Industry^
Higher Education	18.8%
Health Care Providers & Services	16.3
School District	16.1
Transportation	10.3
General Obligation	9.0
Airport	8.4
Utilities	6.6
Water & Sewer	6.5
Power	6.0
Single Family Housing	1.8
Short-Term Investments	0.2

100.0%

^	As a percentage of total investments.

At February 28, 2019, Municipal Bond Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 10-Year Note June Futures	20	6/19	$2,453,750	$2,440,000	$13,750

At February 28, 2019, Municipal Bond Fund had deposited cash of $24,000 with a broker or brokers as margin collateral an open exchange-traded futures contracts.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 103.1%
		U.S. Treasury Inflation Indexed Bonds:
$16,673,578		2.375% due 1/15/25(a)	$18,327,709
8,763,133		2.000% due 1/15/26	9,535,641
1,915,154		1.750% due 1/15/28	2,077,369
8,404,960		3.625% due 4/15/28	10,502,863
10,522,079		2.500% due 1/15/29(a)	12,241,575
7,048,243		3.875% due 4/15/29	9,152,621
741,670		3.375% due 4/15/32	977,526
4,428,630		2.125% due 2/15/40	5,329,493
1,720,845		2.125% due 2/15/41	2,079,903
222,368		0.750% due 2/15/42	207,112
218,548		0.625% due 2/15/43(b)	196,586
5,799,532		1.375% due 2/15/44	6,137,725
640,134		0.750% due 2/15/45	587,565
5,396,927		1.000% due 2/15/46	5,250,374
4,267,157		0.875% due 2/15/47	4,020,462
8,598,672		1.000% due 2/15/48	8,360,585
		U.S. Treasury Inflation Indexed Notes:
265,901		0.125% due 4/15/19	266,077
15,565,545		0.125% due 4/15/20(a)	15,449,209
2,159,981		1.250% due 7/15/20	2,188,954
14,610,256		0.125% due 4/15/21(a)	14,423,347
412,435		0.625% due 7/15/21	414,173
8,991,081		0.125% due 1/15/22	8,862,113
14,196,173		0.125% due 4/15/22	13,952,084
10,948,517		0.125% due 1/15/23	10,740,418
1,233,957		0.625% due 4/15/23	1,232,904
1,785,218		0.625% due 1/15/24	1,787,103
16,894,044		0.125% due 7/15/24(a)	16,521,182
4,251,326		0.250% due 1/15/25	4,153,968
4,284,254		0.375% due 7/15/25	4,220,743
23,853,365		0.625% due 1/15/26(a)	23,765,002
2,253,437		0.125% due 7/15/26	2,167,642
5,533,066		0.375% due 1/15/27	5,384,509
780,550		0.375% due 7/15/27	760,295
11,120,201		0.500% due 1/15/28	10,876,295
600,516		0.750% due 7/15/28	601,877
1,790,946		0.875% due 1/15/29	1,810,383
		U.S. Treasury Notes:
1,600,000		2.125% due 3/31/24(a)	1,568,938
640,000		1.875% due 8/31/24	618,125
900,000		2.250% due 11/15/24	884,848
561,000		2.750% due 2/15/28	563,509

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $239,186,280)	238,198,807

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0%
414,406	Caa2(c)	Alternative Loan Trust, Series 2006-HY11, Class A1, 2.610% (1-Month USD-LIBOR + 0.120%) due 6/25/36(d)	386,488
822,157	Caa3(c)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(d)	778,179
3,617	AA	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 4.312% (6-Month USD-LIBOR + 1.500%) due 9/25/45(d)	3,621
354,966	AAA	B&M CLO Ltd., Series 2014-1A, Class A1R, 3.509% (3-Month USD-LIBOR + 0.730%) due 4/16/26(d)(e)	353,724

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0% — (continued)
$29,317		AA+	Banc of America Funding Trust, Series 2005-B, Class 3A1B, 3.105% (1-Month USD-LIBOR + 0.620%) due 4/20/35(d)	$29,278
35,893		BBB+	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 4.441% due 5/25/33(d)	36,512
374,259		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 3.465% (1-Month USD-LIBOR + 0.975%) due 6/25/34(d)	376,720
89,763		AA+	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 2.850% (1-Month USD-LIBOR + 0.360%) due 3/25/35(d)(e)	90,019
169,165		Caa2(c)	CHL Mortgage Pass-Through Trust, Series 2006-6, Class A4, 6.000% due 4/25/36	137,768
355,198		Caa2(c)	Citigroup Mortgage Loan Trust, Series 2007-AR4, Class 1A1A, 4.631% due 3/25/37(d)	348,314
10,670		B-	Citigroup Mortgage Loan Trust Inc., Series 2004-HYB2, Class 2A, 5.038% due 3/25/34(d)	10,753
			Countrywide Asset-Backed Certificates:
490,866		CC	Series 2007-1, Class 1A, 2.630% (1-Month USD-LIBOR + 0.140%) due 7/25/37(d)	442,187
103,909		CC	Series 2007-6, Class 1A, 2.690% (1-Month USD-LIBOR + 0.200%) due 9/25/37(d)	87,395
615,044		CCC	Series 2007-8, Class 1A1, 2.680% (1-Month USD-LIBOR + 0.190%) due 11/25/37(d)	584,774
903,000		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 2.640% (1-Month USD-LIBOR + 0.150%) due 9/29/36(d)(e)	848,459
83,934		NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(e)	84,340
			Credit-Based Asset Servicing & Securitization LLC:
153,000		BB	Series 2005-CB3, Class M4, 3.540% (1-Month USD-LIBOR + 1.050%) due 5/25/35(d)	153,059
1,149,356		CC	Series 2007-CB6, Class A3, 2.710% (1-Month USD-LIBOR + 0.220%) due 7/25/37(d)(e)	746,753
600,000		AAA	Crown Point CLO 5 Ltd., Series 2018-5A, Class A, 3.713% (3-Month USD-LIBOR + 0.940%) due 7/17/28(d)(e)	593,751
149,011		D	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV5, 4.215% (1-Month USD-LIBOR + 1.725%) due 11/25/34(d)	145,865
100,000		Aaa(c)	Evans Grove CLO Ltd., Series 2018-1A, Class A1, 3.549% (3-Month USD-LIBOR + 0.920%) due 5/28/28(d)(e)	99,150
400,000		AAA	Figueroa CLO Ltd., Series 2013-2A, Class A1RR, 3.642% (3-Month USD-LIBOR + 0.850%) due 6/20/27(d)(e)	397,538
1,200,000		NR	Government National Mortgage Association, Series 2019-20 , Class FE, 2.898% (1-Month USD-LIBOR + 0.400%) due 2/20/49(f)	1,196,250
6,516		AA+	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 2.825% (1-Month USD-LIBOR + 0.340%) due 6/20/35(d)	6,448
80,343		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 3.130% (1-Month USD-LIBOR + 0.640%) due 7/25/45(d)	77,924
250,000		Aaa(c)	JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class A, 3.623% (3-Month USD-LIBOR + 0.850%) due 1/17/28(d)(e)	249,540
544,170		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 2.950% (1-Month USD-LIBOR + 0.460%) due 3/25/36(d)	523,619
260,000	EUR	NR	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.489% (0.800% — 3-Month EURIBOR) due 12/15/29(e)	294,266
340,337		Aaa(c)	LMREC Inc., Series 2015-CRE1, Class AR, 3.470% (1-Month USD-LIBOR + 0.980%) due 2/22/32(d)(e)	339,252
203,620		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 2.610% (1-Month USD-LIBOR + 0.120%) due 8/25/36(d)	106,502
320,000		Aaa(c)	Monarch Grove CLO 18-1, Series 2018-1A, Class A1, 3.651% (3-Month USD-LIBOR + 0.880%) due 1/25/28(d)(e)	317,070
660,000		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3.617% (3-Month USD-LIBOR + 0.820%) due 10/13/27(d)(e)	655,668
20,020		AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 2.969% (1-Month USD-LIBOR + 0.480%) due 6/15/30(d)	19,827
11,584		NR	NYMT Residential, Series 2016-RP1A, Class A, step bond to yield, 4.000% due 3/25/21(e)	11,613
			Option One Mortgage Loan Trust:
133,002		CC	Series 2007-1, Class 1A1, 2.630% (1-Month USD-LIBOR + 0.140%) due 1/25/37(d)	99,982
134,036		CC	Series 2007-2, Class 1A1, 2.630% (1-Month USD-LIBOR + 0.140%) due 3/25/37(d)	99,341

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0% — (continued)
$600,000		B-	RASC Trust, Series 2006-KS3, Class M1, 2.820% (1-Month USD-LIBOR + 0.330%) due 4/25/36(d)	$594,643
646,306		WD(g)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	427,652
500,772		NR	RMAT LP, Series 2018-NPL1, Class A1, step bond to yield, 4.090% due 5/25/48(e)	501,496
			Securitized Asset-Backed Receivables LLC Trust:
623,571		CC	Series 2006-FR3, Class A3, 2.740% (1-Month USD-LIBOR + 0.250%) due 5/25/36(d)	393,794
122,247		CC	Series 2006-HE2, Class A2C, 2.640% (1-Month USD-LIBOR + 0.150%) due 7/25/36(d)	66,899
501,752		B	Sequoia Mortgage Trust, Series 6, Class A, 3.120% (1-Month USD-LIBOR + 0.640%) due 4/19/27(d)	490,053
311,022		CC	Soundview Home Loan Trust, Series 2007-OPT1, Class 1A1, 2.690% (1-Month USD-LIBOR + 0.200%) due 6/25/37(d)	230,026
260,000		Aaa(c)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 3.667% (3-Month USD-LIBOR + 0.880%) due 4/15/28(d)(e)	258,180
360,000		Aaa(c)	TICP CLO III-2 Ltd., Series 2018-3R, Class A, 3.601% (3-Month USD-LIBOR + 0.840%) due 4/20/28(d)(e)	356,850
500,000		Aaa(c)	Venture 35 CLO Ltd., Series 2018-35A, Class AS, 3.650% (3-Month USD-LIBOR + 1.150%) due 10/22/31(d)(e)	501,946
540,000		AAA	Venture XII CLO Ltd., Series 2012-12A, Class ARR, 3.429% (3-Month USD-LIBOR + 0.800%) due 2/28/26(d)(e)	537,315
800,000		Aaa(c)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 3.637% (3-Month USD-LIBOR + 0.850%) due 1/15/28(d)(e)	793,320
330,000		Aaa(c)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 3.667% (3-Month USD-LIBOR + 0.880%) due 4/15/27(d)(e)	327,336
			WaMu Mortgage Pass-Through Certificates Trust:
16,894		Baa1(c)	Series 2002-AR2, Class A, 2.306% (11th District Cost of Funds Index + 1.250%) due 2/27/34(d)	16,658
7,995		BBB	Series 2002-AR17, Class 1A, 3.532% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(d)	7,704
3,996		A+	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, 4.383% due 5/25/34(d)	4,111

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $16,274,206)	16,239,932

SOVEREIGN BONDS — 5.7%

Argentina — 0.3%
617,000	ARS	NR	Argentina Bonar Bonds, 43.075% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(d)(h)	17,187
16,534,000	ARS	NR	Argentina POM Politica Monetaria, 53.639% due 6/21/20(d)	509,161
200,000		B	Argentine Republic Government International Bonds, 5.875% due 1/11/28	156,750

			Total Argentina	683,098

Australia — 0.8%
			Australia Government Bonds:
1,040,000	AUD	Aaa(c)	1.250% due 2/21/22	863,541
890,000	AUD	Aaa(c)	3.000% due 9/20/25	902,342

			Total Australia	1,765,883

Brazil — 0.6%
5,768,000	BRL	BB-	Brazil Letras do Tesouro Nacional, zero coupon, due 1/1/20	1,457,126

Canada — 0.2%
			Canadian Government Real Return Bonds:
455,676	CAD	AAA	4.250% due 12/1/26	449,795
51,321	CAD	AAA	0.500% due 12/1/50(h)	36,794

			Total Canada	486,589

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

France — 0.8%
			French Republic Government Bonds OAT:
$221,645	EUR	Aa2u(c)	0.250% due 7/25/24	$270,454
733,366	EUR	Aa2u(c)	0.100% due 3/1/25	875,358
566,452	EUR	Aa2u(c)	1.850% due 7/25/27	789,175

			Total France	1,934,987

Italy — 0.5%
			Italy Buoni Poliennali Del Tesoro:
100,806	EUR	Baa3u(c)	1.650% due 4/23/20(e)	117,256
628,686	EUR	Baa3u(c)	2.600% due 9/15/23(e)	766,248
146,180	EUR	Baa3u(c)	2.350% due 9/15/24(e)	175,569

			Total Italy	1,059,073

Japan — 0.5%
120,834,000	JPY	A1(c)	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,123,838

New Zealand — 0.3%
970,000	NZD	AA+	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	812,504

Peru — 0.2%
1,400,000	PEN	A3(c)	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32(e)	437,879

Qatar — 0.2%
			Qatar Government International Bonds:
200,000		AA-	3.875% due 4/23/23(e)	205,103
200,000		AA-	5.103% due 4/23/48(e)	216,254

			Total Qatar	421,357

United Kingdom — 1.3%
			United Kingdom Gilt Inflation Linked Bonds:
1,442,148	GBP	NR	0.125% due 8/10/28	2,307,456
142,917	GBP	Aa2u(c)	0.125% due 3/22/46	293,702
72,753	GBP	Aa2u(c)	0.125% due 8/10/48	155,227
7,547	GBP	Aa2u(c)	0.125% due 11/22/56	18,195
72,378	GBP	Aa2u(c)	0.125% due 11/22/65	200,589

			Total United Kingdom	2,975,169

			TOTAL SOVEREIGN BONDS (Cost — $13,994,280)	13,157,503

CORPORATE BONDS & NOTES — 3.2%

Agriculture — 0.1%
100,000		BBB+	BAT Capital Corp., Company Guaranteed Notes, 3.283% (3-Month USD-LIBOR + 0.590%) due 8/14/20(d)	99,738

Auto Manufacturers — 0.1%
200,000		BBB+	Hyundai Capital America, Senior Unsecured Notes, 1.750% due 9/27/19(e)	198,326

Banks — 1.4%
100,000	EUR	Ba1(c)	Banco Santander SA, Junior Subordinated Notes, 6.250% (5-Year EUR Swap Rate + 5.640%)(d)(i)	117,283
200,000	EUR	B+	Barclays PLC, Junior Subordinated Notes, 6.500% (5-Year EUR Swap Rate + 5.875%)(d)(i)	231,406
200,000	EUR	Baa3(c)	Cooperatieve Rabobank UA, Junior Subordinated Notes, 6.625% (6.697% — 5-Year EUR Swap Rate)(d)(i)	252,162
700,000		BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21	696,175
100,000	GBP	BBB+	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	169,136
200,000		BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.590% (3-Month USD-LIBOR + 0.800%) due 6/21/21(d)	199,728
			Royal Bank of Scotland Group PLC:

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 1.4% — (continued)
$240,000		B	Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(d)(i)	$257,952
			Senior Unsecured Notes:
200,000		BBB-	4.372% (3-Month USD-LIBOR + 1.550%) due 6/25/24(d)	195,923
200,000		BBB-	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(d)	201,163
400,000		Aaa(c)	Toronto-Dominion Bank (The), Covered Notes, 2.250% due 3/15/21(e)	395,590
400,000		A+	UBS AG, Senior Unsecured Notes, 3.347% (3-Month USD-LIBOR + 0.580%) due 6/8/20(d)(e)	401,590

			Total Banks	3,118,108

Diversified Financial Services — 0.9%
			Ally Financial Inc.:
400,000		BB+	Company Guaranteed Notes, 8.000% due 11/1/31	496,000
100,000		BB+	Senior Unsecured Notes, 8.000% due 11/1/31	122,500
600,000		BBB-	International Lease Finance Corp., Senior Unsecured Notes, 6.250% due 5/15/19	603,788
100,000		A	National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes, 3.178% (3-Month USD-LIBOR + 0.375%) due 6/30/21(d)	99,922
700,000		BB-	Springleaf Finance Corp., Company Guaranteed Notes, 5.250% due 12/15/19	710,937

			Total Diversified Financial Services	2,033,147

Electric — 0.0%
100,000		BBB+	Sempra Energy, Senior Unsecured Notes, 3.238% (3-Month USD-LIBOR + 0.450%) due 3/15/21(d)	98,774

Gas — 0.1%
200,000		BBB+	Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 3.388% (3-Month USD-LIBOR + 0.600%) due 6/15/21(d)	198,851

Oil & Gas — 0.3%
757,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.999% due 1/27/28	769,869

Pipelines — 0.1%
200,000		BBB+	Enbridge Inc., Company Guaranteed Notes, 3.183% (3-Month USD-LIBOR + 0.400%) due 1/10/20(d)	199,696

Savings & Loans — 0.1%
200,000	GBP	BB+	Nationwide Building Society, Junior Subordinated Notes, 6.875% (5-Year GBP Swap Rate + 4.880%)(d)(i)	268,024

Telecommunications — 0.1%
300,000		BBB	AT&T Inc., Senior Unsecured Notes, 3.376% (3-Month USD-LIBOR + 0.750%) due 6/1/21(d)	301,053

			TOTAL CORPORATE BONDS & NOTES (Cost — $7,252,618)	7,285,586

MORTGAGE-BACKED SECURITIES — 2.2%

FNMA — 2.2%
			Federal National Mortgage Association (FNMA):
2,070,000			3.500% due 4/1/49(j)	2,069,838
3,000,000			4.000% due 4/1/49(j)	3,056,634

			TOTAL MORTGAGE-BACKED SECURITIES (Cost — $5,132,587)	5,126,472

ASSET-BACKED SECURITY — 0.1%

Student Loans — 0.1%
220,379		Aaa(c)	Navient Student Loan Trust, Series 2016-7A, Class A, 3.640% (1-Month USD-LIBOR + 1.150%) due 3/25/66(d)(e) (Cost — $220,379)	223,278

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $282,060,350)	280,231,578

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount†		Rating††	Security	Value

SHORT-TERM INVESTMENTS — 1.7%

REPURCHASE AGREEMENT — 1.2%
$2,700,000			Credit Suisse Securities (USA) LLC repurchase agreement dated 2/28/19, 2.700% due 3/1/19, Proceeds at maturity — $2,700,203; (Fully collateralized by U.S. Treasury Notes, 2.125%, due 11/30/24; Market Value — $2,760,916)(k) (Cost — $2,700,000)	$2,700,000

TIME DEPOSITS — 0.5%
			BBH — Grand Cayman:
2,090	DKK		(0.850)% due 3/1/19	319
6,632	NZD		0.650% due 3/1/19	4,517
12,639	AUD		0.760% due 3/1/19	8,966
700	CAD		0.820% due 3/1/19	532
570	ZAR		5.140% due 3/1/19	40
718,683			Citibank — New York, 1.750% due 3/1/19	718,683
76,492	EUR		HSBC Bank PLC — London, (0.570)% due 3/1/19	87,001
			Sumitomo — Tokyo:
4,367,805	JPY		(0.270)% due 3/1/19	39,185
135,984	GBP		0.360% due 3/1/19	180,335

			TOTAL TIME DEPOSITS (Cost — $1,039,578)	1,039,578

			TOTAL SHORT-TERM INVESTMENTS (Cost — $3,739,578)	3,739,578

			TOTAL INVESTMENTS IN SECURITIES (Cost — $285,799,928)	283,971,156

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $138,874)	128,512

			TOTAL INVESTMENTS — 123.0% (Cost — $285,938,802)	284,099,668

			Liabilities in Excess of Other Assets — (23.0)%	(53,125,269)

			TOTAL NET ASSETS — 100.0%	$230,974,399

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2019.
(e)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2019 amounts to approximately $11,494,679 and represents 5.0% of net assets.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of trustees.
(g)	Rating by Fitch Ratings Service. All ratings are unaudited.
(h)	Illiquid security.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	This security is traded on a TBA basis (see Note 1).
(k)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2019, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Inflation-Linked Fixed Income Fund	$285,938,802	$5,669,746	$(6,906,560)	$(1,236,814)

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	83.9%
Collateralized Mortgage Obligations	5.7
Sovereign Bonds	4.6
Corporate Bonds & Notes	2.6
Mortgage-Backed Securities	1.8
Asset-Backed Security	0.1
Short-Term Investments	1.3

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2019, Inflation-Linked Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaption

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
30,400,000	$798,344	OTC 2-Year Swaption, 3-Month USD-LIBOR, Call(a)	BCLY	2/24/20	2.500%	$126,805

Options on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price			Value
18	2,378,700	EUR	Euro-Bobl June Futures, Put	SOG	5/24/19		EUR	127.75	$102
194	25,637,100	EUR	Euro-Bobl June Futures, Put	SOG	5/24/19		EUR	128.00	1,103
18	2,935,620	EUR	Euro-Bund June Futures, Put	SOG	5/24/19		EUR	148.00	205
103	$11,812,008		U.S. Treasury 5-Year Note June Futures, Call	CITI	5/24/19	$		124.25	103
72	8,799,750		U.S. Treasury 10-Year Note June Futures, Put	CITI	5/24/19	$		111.00	72
122	14,910,688		U.S. Treasury 10-Year Note June Futures, Put	CITI	5/24/19	$		111.50	122

			Total Options on Futures						$1,707

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $138,874)						$128,512

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.

At February 28, 2019, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
300,000	$179,175	OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	BCLY	3/20/19	1.100%	$1
400,000	238,900	OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	JPM	3/20/19	1.200%	—
500,000	298,625	OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	BNP	4/17/19	1.000%	36

		Total Credit Default Swaptions				$37

Interest Rate Swaption

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
13,000,000	$341,397	OTC 5-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	2/24/20	2.520%	$124,502

Options on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
35	4,625,250	EUR	Euro-Bobl April Futures, Call	SOG	3/22/19	EUR	132.75	$1,195
35	4,625,250	EUR	Euro-Bobl April Futures, Put	SOG	3/22/19	EUR	131.50	2,190
4	652,360	EUR	Euro-Bond April Futures, Call	CSFB	3/22/19	EUR	164.50	454

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price			Value
9	1,467,810	EUR	Euro-Bond April Futures, Call	SOG	3/22/19		EUR	164.50	$1,024
32	$3,911,000		U.S. Treasury 10-Year Note April Futures, Put	CSFB	3/22/19	$		121.50	6,500
32	3,911,000		U.S. Treasury 10-Year Note April Futures, Call	CSFB	3/22/19	$		123.50	1,500
4	579,625		U.S. Treasury Bond April Futures, Put	MLP	3/22/19	$		143.00	1,375
4	579,625		U.S. Treasury Bond April Futures, Put	MLP	3/22/19	$		144.00	2,625

			Total Options on Futures						$16,863

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $163,652)						$141,402

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2019, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†	Security	Value
	NatWest Markets Securities Inc.:
$1,320,750	2.530% due 3/5/19	$1,320,750
837,000	2.700% due 4/3/19	837,000
4,326,000	2.670% due 4/12/19	4,326,000
	Royal Bank of Canada:
13,593,375	2.700% due 4/4/19	13,593,375
	Standard Chartered Bank:
22,185,176	2.670% due 4/8/19	22,185,176
2,804,875	2.660% due 4/11/19	2,804,875
1,574,000	2.640% due 4/24/19	1,574,000

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $46,641,176)	$46,641,176

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended February 28, 2019, the average borrowing and interest rate under the reverse repurchase agreements were $51,670,755 and 2.443%, respectively.

At February 28, 2019, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bobl March Futures	105	3/19	$15,907,039	$15,850,351	$(56,688)
Euro-Bund June Futures	143	6/19	26,642,571	26,474,247	(168,324)
Euro-Bund March Futures	2	3/19	378,276	376,047	(2,229)
U.S. Treasury 10-Year Note June Futures	197	6/19	24,138,623	24,034,000	(104,623)

					(331,864)

Contracts to Sell:
Australian Government 3-Year Bond March Futures	14	3/19	1,108,892	1,119,573	(10,681)
Australian Government 10-Year Bond March Futures	4	3/19	372,698	383,111	(10,413)
Euro-BTP March Futures	53	3/19	7,663,926	7,730,589	(66,663)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Euro-Buxl 30-Year Bond March Futures	31	3/19	$6,564,390	$6,489,139	$75,251
Euro-OAT June Futures	37	6/19	6,685,557	6,656,394	29,163
Euro-Schatz Note March Futures	280	3/19	35,632,654	35,609,946	22,708
Japan Government 10-Year Bond March Futures	1	3/19	1,361,571	1,370,295	(8,724)
U.S. Treasury 2-Year Note June Futures	40	6/19	8,493,438	8,487,813	5,625
U.S. Treasury 5-Year Note June Futures	121	6/19	13,864,147	13,862,063	2,084
U.S. Treasury Long Bond June Futures	67	6/19	9,796,682	9,679,406	117,276
U.S. Treasury Ultra Long Bond June Futures	1	6/19	161,133	159,594	1,539
U.S. Ultra Long Bond June Futures	42	6/19	5,470,828	5,437,031	33,797
United Kingdom Treasury 10-Year Gilt June Futures	32	6/19	5,399,446	5,338,125	61,321

					252,283

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(79,581)

At February 28, 2019, Inflation-Linked Fixed Income Fund had deposited cash of $503,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 28, 2019, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	316,663	USD	8,300	BNP	$8,068	3/7/19	$(232)
Argentine Peso	316,663	USD	7,705	MLP	7,699	4/23/19	(6)
Australian Dollar	2,531,000	USD	1,815,471	HSBC	1,795,491	3/4/19	(19,980)
Australian Dollar	1,701,000	USD	1,209,361	HSBC	1,206,689	3/4/19	(2,672)
Brazilian Real	5,500,000	USD	1,462,299	JPM	1,461,205	4/2/19	(1,094)
British Pound	179,000	USD	234,508	JPM	237,381	3/4/19	2,873
British Pound	1,378,000	USD	1,779,044	SCB	1,827,434	3/4/19	48,390
Canadian Dollar	1,598,000	USD	1,210,148	HSBC	1,214,563	3/4/19	4,415
Chinese Onshore Renminbi	3,519,765	USD	510,000	JPM	525,781	4/15/19	15,781
Colombian Peso	3,540,078,800	USD	1,130,745	BNP	1,143,898	6/11/19	13,153
Indian Rupee	22,533,559	USD	313,838	HSBC	317,421	3/20/19	3,583
Indian Rupee	22,533,559	USD	312,186	BNP	313,863	6/19/19	1,677
Indonesian Rupiah	5,630,010,000	USD	402,000	BCLY	399,644	3/20/19	(2,356)
Indonesian Rupiah	1,733,153,000	USD	123,400	BNP	123,027	3/20/19	(373)
Indonesian Rupiah	3,082,200,000	USD	220,000	BNP	218,789	3/20/19	(1,211)
Indonesian Rupiah	3,652,622,400	USD	248,461	DUB	259,280	3/20/19	10,819
Indonesian Rupiah	2,204,751,000	USD	157,000	JPM	156,503	3/20/19	(497)
Indonesian Rupiah	16,302,736,400	USD	1,142,208	SCB	1,145,282	6/19/19	3,074
Japanese Yen	91,200,000	USD	822,977	BCLY	818,194	3/4/19	(4,783)
Korean Won	783,626,400	USD	696,000	JPM	696,558	3/20/19	558
Mexican Peso	2,532,000	USD	128,603	JPM	128,063	8/14/19	(540)
Russian Ruble	39,327,120	USD	595,000	JPM	596,108	3/7/19	1,108
Russian Ruble	24,949,376	USD	378,000	JPM	378,174	3/7/19	174
Russian Ruble	19,553,163	USD	295,700	JPM	296,380	3/7/19	680
Russian Ruble	30,145,113	USD	457,307	JPM	456,334	3/15/19	(973)
Russian Ruble	30,145,113	USD	455,872	MLP	454,414	4/15/19	(1,458)

							70,110

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Argentine Peso	316,663	USD	8,088	MLP	$8,068	3/7/19	$20
Australian Dollar	4,232,000	USD	3,042,804	BNP	3,002,181	3/4/19	40,623
Australian Dollar	2,531,000	USD	1,816,268	HSBC	1,796,406	4/2/19	19,862
Brazilian Real	5,500,000	USD	1,395,302	JPM	1,461,205	4/2/19	(65,903)
Brazilian Real	5,768,000	USD	1,499,389	JPM	1,497,667	1/3/20	1,722
British Pound	2,574,000	USD	3,373,459	SCB	3,413,508	3/4/19	(40,049)
British Pound	1,017,000	USD	1,354,859	HSBC	1,350,790	4/2/19	4,069
British Pound	1,655,000	USD	2,200,279	SCB	2,198,188	4/2/19	2,091
Canadian Dollar	1,598,000	USD	1,216,342	DUB	1,214,562	3/4/19	1,780
Canadian Dollar	1,598,000	USD	1,211,042	HSBC	1,215,459	4/2/19	(4,417)
Chinese Offshore Renminbi	3,586,695	USD	511,185	BCLY	535,276	4/15/19	(24,091)
Euro	216,000	USD	244,260	BCLY	245,678	3/4/19	(1,418)
Euro	548,000	USD	621,964	HSBC	623,296	3/4/19	(1,332)
Euro	3,503,000	USD	4,036,192	MLP	3,984,313	3/4/19	51,879
Euro	243,000	USD	275,978	MLP	276,389	3/4/19	(411)
Euro	4,510,000	USD	5,148,034	JPM	5,142,631	4/2/19	5,403
Indian Rupee	22,533,559	USD	315,932	BNP	317,420	3/20/19	(1,488)
Indonesian Rupiah	16,302,736,400	USD	1,155,731	SCB	1,157,243	3/20/19	(1,512)
Japanese Yen	23,700,000	USD	217,054	BCLY	212,622	3/4/19	4,432
Japanese Yen	60,900,000	USD	551,466	HSBC	546,360	3/4/19	5,106
Japanese Yen	6,600,000	USD	60,192	MLP	59,212	3/4/19	980
Japanese Yen	91,200,000	USD	824,978	BCLY	820,156	4/2/19	4,822
Korean Won	468,092,900	USD	416,842	BCLY	416,083	3/20/19	759
Korean Won	566,720,000	USD	506,000	BCLY	503,752	3/20/19	2,248
Korean Won	370,468,440	USD	331,000	JPM	329,306	3/20/19	1,694
Korean Won	226,794,270	USD	201,900	JPM	201,595	3/20/19	305
Korean Won	316,855,200	USD	282,000	SCB	281,649	3/20/19	351
Mexican Peso	3,293,000	USD	167,208	BCLY	167,814	6/26/19	(606)
New Taiwan Dollar	10,483,690	USD	340,800	BCLY	340,518	3/20/19	282
New Taiwan Dollar	7,206,890	USD	235,612	BNP	234,085	3/20/19	1,527
New Taiwan Dollar	7,135,160	USD	232,000	HSBC	231,755	3/20/19	245
New Taiwan Dollar	10,576,280	USD	344,000	JPM	343,525	3/20/19	475
New Zealand Dollar	1,067,000	USD	737,216	MLP	726,681	3/4/19	10,535
Peruvian Sol	1,581,510	USD	474,259	BNP	477,903	4/10/19	(3,644)
Russian Ruble	46,235,345	USD	689,000	MLP	699,906	3/15/19	(10,906)
Russian Ruble	30,145,113	USD	455,482	JPM	454,414	4/15/19	1,068
Singapore Dollar	324,084	USD	237,278	MLP	239,772	3/20/19	(2,494)

							4,007

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$74,117

At February 28, 2019, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-DAY MXN TIIE Banxico	9.182%	11/28/28	28-Day	MXN	21,000,000	$62,105	$—	$62,105
Receive	U.S. Federal Funds Effective Rate Index	2.428%	12/20/47	12-Month	USD	100,000	3,387	241	3,146
Receive	U.S. Federal Funds Effective Rate Index	2.478%	12/20/47	12-Month	USD	378,000	8,858	758	8,100
Receive	U.S. Federal Funds Effective Rate Index	2.499%	12/20/47	12-Month	USD	950,000	18,090	2,364	15,726

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	$(39,211)	$2,137	$(41,348)
Receive	3-Month USD-LIBOR	1.750%	12/21/26	6-Month	USD	620,000	40,604	(15,863)	56,467
Pay	3-Month USD-LIBOR	2.000%	6/20/23	6-Month	USD	2,300,000	(55,987)	(88,855)	32,868
Receive	3-Month USD-LIBOR	2.000%	7/27/26	6-Month	USD	3,100,000	92,631	90,254	2,377
Pay	3-Month USD-LIBOR	2.250%	12/20/22	6-Month	USD	9,600,000	(117,493)	12,038	(129,531)
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	1,490,000	56,688	80,316	(23,628)
Receive	3-Month USD-LIBOR	2.400%	12/7/26	6-Month	USD	2,900,000	39,289	17,679	21,610
Receive	3-Month USD-LIBOR	2.500%	2/22/26	6-Month	USD	9,530,000	58,675	(281,476)	340,151
Receive	3-Month USD-LIBOR	2.500%	6/20/48	6-Month	USD	1,010,000	85,384	120,680	(35,296)
Pay	3-Month USD-LIBOR	2.750%	12/19/23	6-Month	USD	10,700,000	92,844	(65,884)	158,728
Receive	3-Month USD-LIBOR	2.765%	7/18/28	6-Month	USD	1,550,000	(6,021)	—	(6,021)
Receive	3-Month USD-LIBOR	3.000%	12/19/48	6-Month	USD	1,100,000	(20,633)	65,675	(86,308)
Receive	3-Month USD-LIBOR	3.100%	4/17/28	6-Month	USD	4,140,000	(44,426)	(24,343)	(20,083)
Receive	6-Month GBP-LIBOR	1.750%	3/20/49	6-Month	GBP	960,000	(29,053)	(52,759)	23,706
Receive	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	210,000,000	(35,131)	(3,794)	(31,337)
Receive	6-Month JPY-LIBOR	0.450%	3/20/29	6-Month	JPY	80,000,000	(20,966)	(4,651)	(16,315)

							$189,634	$(145,483)	$335,117

At February 28, 2019, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	5-Year EUR Inflation Linked	1.085%	1/15/24	EUR	2,680,000	$(3,387)	$1,431	$(4,818)
Pay	5-Year EUR Inflation Linked	1.350%	1/15/23	EUR	480,000	8,317	196	8,121
Receive	5-Year EUR Inflation Linked	1.507%	5/15/23	EUR	441,000	(7,852)	420	(8,272)
Pay	10-Year EUR Inflation Linked	1.360%	6/15/27	EUR	800,000	8,131	(11,973)	20,104
Pay	10-Year EUR Inflation Linked	1.385%	12/15/26	EUR	70,000	775	(6,018)	6,793
Pay	10-Year EUR Inflation Linked	1.520%	11/15/27	EUR	2,770,000	72,356	(18,586)	90,942
Pay	10-Year EUR Inflation Linked	1.535%	3/15/28	EUR	700,000	20,924	91	20,833
Pay	10-Year EUR Inflation Linked	1.606%	2/15/28	EUR	160,000	8,343	—	8,343
Pay	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	34,797	57	34,740
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	(5,067)	—	(5,067)
Pay	20-Year EUR Inflation Linked	1.796%	11/15/38	EUR	520,000	29,320	39	29,281
Pay	20-Year EUR Inflation Linked	1.808%	11/15/38	EUR	300,000	17,779	—	17,779
Pay	20-Year EUR Inflation Linked	1.910%	1/15/38	EUR	160,000	15,851	485	15,366
Pay	30-Year EUR Inflation Linked	1.946%	3/15/48	EUR	100,000	8,324	—	8,324
Pay	10-Year GBP Inflation Linked	3.718%	12/15/28	GBP	920,000	40,820	—	40,820
Pay	15-Year GBP Inflation Linked	3.100%	6/15/31	GBP	2,430,000	(241,863)	(251,380)	9,517
Pay	15-Year GBP Inflation Linked	3.500%	9/15/33	GBP	250,000	273	195	78
Pay	15-Year GBP Inflation Linked	3.530%	10/15/31	GBP	1,190,000	17,649	(7,845)	25,494
Receive	30-Year GBP Inflation Linked	3.428%	3/15/47	GBP	370,000	13,749	21,675	(7,926)
Receive	1-Year USD Inflation Linked	2.070%	3/23/19	USD	2,340,000	(9,667)	135	(9,802)
Receive	3-Year USD Inflation Linked	2.168%	7/15/20	USD	1,100,000	(5,923)	—	(5,923)
Receive	4-Year USD Inflation Linked	2.027%	11/23/20	USD	700,000	(1,361)	—	(1,361)
Receive	5-Year USD Inflation Linked	1.550%	7/26/21	USD	400,000	8,841	13,539	(4,698)
Receive	5-Year USD Inflation Linked	1.603%	9/12/21	USD	310,000	5,618	9,337	(3,719)
Receive	5-Year USD Inflation Linked	2.210%	2/5/23	USD	2,090,000	(28,649)	—	(28,649)
Receive	5-Year USD Inflation Linked	2.220%	4/13/23	USD	7,730,000	(127,081)	—	(127,081)
Receive	5-Year USD Inflation Linked	2.263%	4/27/23	USD	610,000	(11,511)	(136)	(11,375)
Receive	5-Year USD Inflation Linked	2.263%	5/9/23	USD	360,000	(6,600)	—	(6,600)
Receive	5-Year USD Inflation Linked	2.281%	5/10/23	USD	550,000	(11,450)	—	(11,450)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	10-Year USD Inflation Linked	1.730%	7/26/26	USD	400,000	$(13,743)	$(21,441)	$7,698
Pay	10-Year USD Inflation Linked	1.762%	8/30/26	USD	1,500,000	(43,876)	(73,591)	29,715
Pay	10-Year USD Inflation Linked	1.801%	9/12/26	USD	310,000	(8,139)	(14,319)	6,180
Pay	10-Year USD Inflation Linked	2.150%	9/25/27	USD	300,000	377	—	377
Pay	10-Year USD Inflation Linked	2.156%	10/17/27	USD	700,000	1,553	—	1,553
Pay	10-Year USD Inflation Linked	2.180%	9/20/27	USD	320,000	1,432	—	1,432
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	1,060,000	25,829	2,300	23,529
Pay	10-Year USD Inflation Linked	2.352%	5/9/28	USD	360,000	9,783	—	9,783
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	15,074	—	15,074
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	15,527	—	15,527

						$(144,727)	$(355,389)	$210,662

At February 28, 2019, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared — Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/19 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit iTraxx Europe Series 28 5-Year Index	(1.000%)	12/20/22	3-Month	0.422%	EUR	1,700,000	$(46,703)	$(91,330)	$44,627

Centrally Cleared — Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
Daimler AG, A	1.000%	12/20/20	3-Month	0.311%	EUR	100,000	$1,659	$1,651	$8
General Electric Co., BBB+	1.000%	12/20/23	3-Month	0.926%	USD	100,000	608	(4,874)	5,482

							$2,267	$(3,223)	$5,490

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At February 28, 2019, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $707,000 for open centrally cleared swap contracts.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2019, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $30,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
ARS	— Argentine Peso	BCLY	— Barclays Bank PLC
AUD	— Australian Dollar	BNP	— BNP Paribas SA
BRL	— Brazilian Real	CITI	— Citigroup Global Markets Inc.
CAD	— Canadian Dollar	CSFB	— Credit Suisse Securities (USA) LLC
DKK	— Danish Krone	DUB	— Deutsche Bank AG
EUR	— Euro	HSBC	— HSBC Bank USA
GBP	— British Pound	JPM	— JPMorgan Chase & Co.
JPY	— Japanese Yen	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
MXN	— Mexican Peso	SCB	— Standard Chartered Bank
NZD	— New Zealand Dollar	SOG	— Societe Generale SA
PEN	— Peruvian Sol
ZAR	— South African Rand

See pages 260-261 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 72.1%

Aerospace/Defense — 0.4%
$2,000,000	BBB+	United Technologies Corp., Senior Unsecured Notes, 3.333% (3-Month USD-LIBOR + 0.650%) due 8/16/21(a)	$2,000,545

Agriculture — 1.5%
		BAT Capital Corp., Company Guaranteed Notes:
300,000	BBB+	2.297% due 8/14/20	295,756
2,330,000	BBB+	3.283% (3-Month USD-LIBOR + 0.590%) due 8/14/20(a)	2,323,889
1,400,000	BBB+	3.564% (3-Month USD-LIBOR + 0.880%) due 8/15/22(a)	1,378,760
1,500,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 1.625% due 9/9/19	1,488,327
1,100,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 2.950% due 7/21/20(b)	1,091,585
1,000,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 6.875% due 5/1/20	1,040,891

		Total Agriculture	7,619,208

Airlines — 0.6%
		Delta Air Lines Inc., Senior Unsecured Notes:
1,500,000	BB+	2.875% due 3/13/20	1,498,908
250,000	BB+	3.625% due 3/15/22	249,397
426,964	A+	Northwest Airlines Inc. Class A Pass-Through Trust, Series 2007-1, Pass-Thru Certificates, 7.027% due 11/1/19	436,634
203,653	A	Northwest Airlines Inc. Class G-2 Pass-Through Trust, Series 2002-1, Pass-Thru Certificates, 6.264% due 11/20/21	208,541
500,000	BBB+	Southwest Airlines Co., Senior Unsecured Notes, 2.750% due 11/6/19	499,616

		Total Airlines	2,893,096

Auto Manufacturers — 10.7%
		BMW US Capital LLC, Company Guaranteed Notes:
2,000,000	A+	3.175% (3-Month USD-LIBOR + 0.380%) due 4/6/20(a)(b)(c)	2,001,696
1,000,000	A+	3.063% (3-Month USD-LIBOR + 0.370%) due 8/14/20(a)(b)	998,913
500,000	A+	3.188% (3-Month USD-LIBOR + 0.500%) due 8/13/21(a)(b)	499,226
		Daimler Finance North America LLC, Company Guaranteed Notes:
4,500,000	A	3.100% due 5/4/20(b)	4,493,516
500,000	A	3.128% (3-Month USD-LIBOR + 0.430%) due 2/12/21(a)(b)	496,882
5,600,000	A	3.543% (3-Month USD-LIBOR + 0.880%) due 2/22/22(a)(b)(c)	5,611,884
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	BBB	2.021% due 5/3/19	499,250
3,400,000	BBB	3.797% (3-Month USD-LIBOR + 1.000%) due 1/9/20(a)	3,394,812
1,000,000	BBB	8.125% due 1/15/20	1,038,877
1,000,000	BBB	2.343% due 11/2/20	975,681
1,037,000	BBB	3.605% (3-Month USD-LIBOR + 0.810%) due 4/5/21(a)	1,010,225
1,100,000	BBB	3.677% (3-Month USD-LIBOR + 0.880%) due 10/12/21(a)	1,061,203
		General Motors Co., Senior Unsecured Notes:
400,000	BBB	3.539% (3-Month USD-LIBOR + 0.800%) due 8/7/20(a)	397,993
200,000	BBB	3.667% (3-Month USD-LIBOR + 0.900%) due 9/10/21(a)	197,238
		General Motors Financial Co., Inc. Company Guaranteed Notes:
1,000,000	BBB	4.147% (3-Month USD-LIBOR + 1.450%) due 5/9/19(a)	1,001,433
700,000	BBB	2.350% due 10/4/19	697,354
773,000	BBB	4.064% (3-Month USD-LIBOR + 1.270%) due 10/4/19(a)	774,946
500,000	BBB	3.727% (3-Month USD-LIBOR + 0.930%) due 4/13/20(a)	500,021
300,000	BBB	3.647% (3-Month USD-LIBOR + 0.850%) due 4/9/21(a)	297,204
2,400,000	BBB	Senior Unsecured Notes, 3.838% (3-Month USD-LIBOR + 1.100%) due 11/6/21(a)	2,368,541
		Harley-Davidson Financial Services Inc., Company Guaranteed Notes:
1,300,000	BBB+	2.400% due 9/15/19(b)	1,293,332
500,000	BBB+	2.150% due 2/26/20(b)	495,371
500,000	BBB+	2.400% due 6/15/20(b)	491,248

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Auto Manufacturers — 10.7% — (continued)
		Hyundai Capital America, Senior Unsecured Notes:
$1,000,000	BBB+	2.500% due 3/18/19(b)	$999,950
400,000	BBB+	1.750% due 9/27/19(b)	396,652
600,000	BBB+	3.601% (3-Month USD-LIBOR + 0.800%) due 9/18/20(a)(b)(c)	598,412
800,000	BBB+	3.596% (3-Month USD-LIBOR + 0.820%) due 3/12/21(a)	798,493
		Hyundai Capital Services Inc., Senior Unsecured Notes:
1,600,000	BBB+	1.625% due 8/30/19	1,588,541
300,000	BBB+	1.625% due 8/30/19(b)	297,851
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
1,000,000	A-	3.777% (3-Month USD-LIBOR + 1.010%) due 3/8/19(a)	1,000,113
8,000,000	A-	3.187% (3-Month USD-LIBOR + 0.390%) due 7/13/20(a)(b)	7,975,160
1,500,000	A-	3.203% (3-Month USD-LIBOR + 0.390%) due 9/28/20(a)(b)	1,490,588
1,000,000	A-	3.308% (3-Month USD-LIBOR + 0.520%) due 3/15/21(a)(b)	990,213
1,700,000	A-	3.447% (3-Month USD-LIBOR + 0.650%) due 7/13/22(a)(b)	1,664,708
1,000,000	A-	3.503% (3-Month USD-LIBOR + 0.690%) due 9/28/22(a)(b)	977,668
1,700,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 3.083% (3-Month USD-LIBOR + 0.400%) due 5/17/22(a)	1,693,736
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
1,000,000	BBB+	2.450% due 11/20/19(b)	995,183
500,000	BBB+	2.400% due 5/22/20(b)	495,143
1,500,000	BBB+	3.458% (3-Month USD-LIBOR + 0.770%) due 11/13/20(a)(b)	1,502,951

		Total Auto Manufacturers	54,062,208

Banks — 17.1%
2,500,000	A	ADCB Finance Cayman Ltd., Company Guaranteed Notes, 3.000% due 3/4/19	2,501,390
1,400,000	A-	Aozora Bank Ltd., Senior Unsecured Notes, 2.750% due 3/9/20	1,392,135
300,000	BBB-	Axis Bank Ltd., Senior Unsecured Notes, 3.250% due 5/21/20	298,131
800,000	A	Banco Santander Chile, Senior Unsecured Notes, 3.839% (3-Month USD-LIBOR + 1.200%) due 11/28/21(a)	805,722
1,600,000	A-	Bank of America Corp., Senior Unsecured Notes, 3.447% (3-Month USD-LIBOR + 0.650%) due 10/1/21(a)	1,605,490
		Barclays PLC, Senior Unsecured Notes:
2,900,000	BBB	2.750% due 11/8/19	2,893,637
1,800,000	BBB	4.807% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	1,838,111
2,000,000	A	Chiba Bank Ltd. (The), Senior Unsecured Notes, 2.750% due 7/29/20	1,982,310
		Citigroup Inc., Senior Unsecured Notes:
100,000	BBB+	3.573% (3-Month USD-LIBOR + 0.790%) due 1/10/20(a)	100,456
2,000,000	BBB+	4.075% (3-Month USD-LIBOR + 1.310%) due 10/26/20(a)	2,030,500
1,200,000	A+	Cooperatieve Rabobank UA, Senior Unsecured Notes, 3.613% (3-Month USD-LIBOR + 0.830%) due 1/10/22(a)	1,209,703
2,000,000	BBB+	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes, 5.070% (3-Month USD-LIBOR + 2.290%) due 4/16/21(a)	2,063,331
900,000	A	Danske Bank AS, Senior Unsecured Notes, 1.650% due 9/6/19(b)	892,861
		DBS Group Holdings Ltd., Senior Unsecured Notes:
1,000,000	Aa2(d)	3.391% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)	1,004,065
3,000,000	Aa2(d)	3.391% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)(b)	3,012,194
300,000	BBB-	Discover Bank, Subordinated Notes, 8.700% due 11/18/19	311,014
1,000,000	AA-	DNB Bank ASA, Senior Unsecured Notes, 3.685% (3-Month USD-LIBOR + 1.070%) due 6/2/21(a)(c)	1,011,091
600,000	NR	Eksportfinans ASA, Senior Unsecured Notes, 3.497% (3-Month USD-LIBOR + 0.800%) due 11/10/20(a)(c)	600,969
300,000	A3(d)	Emirates NBD PJSC, Senior Unsecured Notes, 4.315% (3-Month USD-LIBOR + 1.550%) due 1/26/20(a)	302,690
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
1,000,000	BBB+	3.552% (3-Month USD-LIBOR + 0.730%) due 12/27/20(a)	1,002,159
1,000,000	BBB+	3.875% (3-Month USD-LIBOR + 1.110%) due 4/26/22(a)	1,006,109

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 17.1% — (continued)
$2,000,000		AA-	HSBC Bank PLC, Senior Unsecured Notes, 4.125% due 8/12/20(b)	$2,029,258
			HSBC Holdings PLC, Senior Unsecured Notes:
1,500,000		A	5.007% (3-Month USD-LIBOR + 2.240%) due 3/8/21(a)	1,546,165
1,860,000		A	4.311% (3-Month USD-LIBOR + 1.660%) due 5/25/21(a)	1,898,912
200,000		A	3.683% (3-Month USD-LIBOR + 1.000%) due 5/18/24(a)	198,267
			ICICI Bank Ltd., Senior Unsecured Notes:
1,700,000		BBB-	4.800% due 5/22/19	1,706,341
200,000		BBB-	3.125% due 8/12/20	198,531
990,000		A+	ING Bank NV, Senior Unsecured Notes, 1.650% due 8/15/19(b)	985,392
3,900,000		A-	JPMorgan Chase & Co., Senior Unsecured Notes, 3.411% (3-Month USD-LIBOR + 0.610%) due 6/18/22(a)	3,895,082
300,000		BBB+	Kasikornbank PCL, Senior Unsecured Notes, 3.500% due 10/25/19	300,569
			Lloyds Banking Group PLC:
1,100,000	GBP	BB-	Junior Subordinated Notes, 7.000% (5-Year GBP Swap Rate + 5.060%)(a)(e)	1,471,398
400,000		BBB+	Senior Unsecured Notes, 3.590% (3-Month USD-LIBOR + 0.800%) due 6/21/21(a)	399,456
5,200,000		A	Macquarie Bank Ltd., Senior Unsecured Notes, 2.600% due 6/24/19(b)	5,198,612
600,000		BBB	Macquarie Group Ltd., Senior Unsecured Notes, 4.172% (3-Month USD-LIBOR + 1.350%) due 3/27/24(a)(b)	597,285
1,000,000		A	Mizuho Bank Ltd., Company Guaranteed Notes, 2.650% due 9/25/19(b)	999,091
			Mizuho Financial Group Inc., Senior Unsecured Notes:
3,500,000		A-	3.919% (3-Month USD-LIBOR + 1.140%) due 9/13/21(a)	3,540,419
500,000		A-	3.569% (3-Month USD-LIBOR + 0.940%) due 2/28/22(a)	503,041
1,500,000		A-	3.651% (3-Month USD-LIBOR + 0.880%) due 9/11/22(a)	1,504,496
1,000,000		AA-	Nordea Bank Abp, Senior Unsecured Notes, 3.629% (3-Month USD-LIBOR + 0.990%) due 5/27/21(a)(c)	1,010,339
			QNB Finance Ltd., Company Guaranteed Notes:
1,500,000		Aa3(d)	4.089% (3-Month USD-LIBOR + 1.350%) due 2/7/20(a)	1,503,777
1,600,000		NR	4.147% (3-Month USD-LIBOR + 1.450%) due 8/11/21(a)(c)	1,602,592
			Royal Bank of Scotland Group PLC, Senior Unsecured Notes:
1,395,000		BBB-	6.400% due 10/21/19	1,421,776
3,700,000		BBB-	4.154% (3-Month USD-LIBOR + 1.470%) due 5/15/23(a)	3,638,711
800,000		BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 2.875% due 10/16/20	799,106
			Santander UK PLC, Senior Unsecured Notes:
700,000		A	2.500% due 3/14/19	699,983
1,000,000		A	2.350% due 9/10/19	997,709
2,000,000		A	2.375% due 3/16/20	1,989,221
			Standard Chartered PLC, Senior Unsecured Notes:
1,000,000		BBB+	2.400% due 9/8/19	996,767
2,800,000		BBB+	2.400% due 9/8/19(b)	2,790,948
2,550,000		BBB-	State Bank of India, Senior Unsecured Notes, 3.745% (3-Month USD-LIBOR + 0.950%) due 4/6/20(a)	2,553,527
300,000		A	Sumitomo Mitsui Banking Corp., Company Guaranteed Notes, 3.149% (3-Month USD-LIBOR + 0.370%) due 10/16/20(a)	300,112
			Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
3,100,000		A-	3.567% (3-Month USD-LIBOR + 0.780%) due 7/12/22(a)	3,102,359
500,000		A-	3.520% (3-Month USD-LIBOR + 0.740%) due 10/18/22(a)	498,775
			Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes:
500,000		A	2.050% due 3/6/19(b)	499,991
2,310,000		A	3.249% (3-Month USD-LIBOR + 0.510%) due 3/6/19(a)	2,310,094
1,400,000		A	3.244% (3-Month USD-LIBOR + 0.440%) due 9/19/19(a)(b)	1,401,815
1,039,000		A+	Suncorp-Metway Ltd., Senior Unsecured Notes, 2.100% due 5/3/19	1,038,040
1,600,000		A-	UBS Group Funding Switzerland AG, Company Guaranteed Notes, 4.577% (3-Month USD-LIBOR + 1.780%) due 4/14/21(a)(b)	1,637,924
1,000,000		A+	Wells Fargo Bank NA, Senior Unsecured Notes, 2.850% (SOFR + 0.480%) due 3/25/20(a)	999,837

			Total Banks	86,629,786

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Beverages — 0.2%
$1,000,000	BBB	Constellation Brands Inc., Company Guaranteed Notes, 3.384% (3-Month USD-LIBOR + 0.700%) due 11/15/21(a)	$996,119

Building Materials — 0.3%
1,000,000	BBB	Holcim US Finance Sarl & Cie SCS, Company Guaranteed Notes, 6.000% due 12/30/19	1,021,326
400,000	BBB	Vulcan Materials Co., Senior Unsecured Notes, 3.388% (3-Month USD-LIBOR + 0.600%) due 6/15/20(a)	398,960

		Total Building Materials	1,420,286

Chemicals — 0.5%
		Incitec Pivot Finance LLC, Company Guaranteed Notes:
1,000,000	BBB	6.000% due 12/10/19	1,019,140
250,000	BBB	6.000% due 12/10/19(b)	254,785
1,200,000	BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.698% due 4/24/20(b)	1,203,224

		Total Chemicals	2,477,149

Commercial Services — 2.4%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
4,500,000	A1(d)	2.170% due 8/5/19	4,490,955
3,300,000	A1(d)	2.079% due 11/5/19	3,281,322
3,000,000	A1(d)	3.425% (3-Month USD-LIBOR + 0.810%) due 3/3/22(a)	3,008,115
1,150,000	BBB+	Equifax Inc., Senior Unsecured Notes, 3.554% (3-Month USD-LIBOR + 0.870%) due 8/15/21(a)	1,142,517

		Total Commercial Services	11,922,909

Computers — 1.8%
		Dell International LLC/EMC Corp., Senior Secured Notes:
550,000	BBB-	3.480% due 6/1/19	549,812
4,885,000	BBB-	3.480% due 6/1/19(b)	4,883,335
3,500,000	BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 2.100% due 10/4/19(b)	3,480,341

		Total Computers	8,913,488

Diversified Financial Services — 6.1%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
2,300,000	BBB-	3.750% due 5/15/19	2,305,887
600,000	BBB-	4.625% due 10/30/20	610,065
300,000	BBB-	5.000% due 10/1/21	308,433
400,000	BBB-	4.625% due 7/1/22	405,822
		Air Lease Corp., Senior Unsecured Notes:
300,000	BBB	2.125% due 1/15/20	297,537
1,400,000	BBB	3.500% due 1/15/22	1,394,548
		Aircastle Ltd., Senior Unsecured Notes:
400,000	BBB-	6.250% due 12/1/19	408,034
457,000	BBB-	7.625% due 4/15/20	476,509
500,000	BB+	Ally Financial Inc., Senior Unsecured Notes, 3.750% due 11/18/19	502,750
		BOC Aviation Ltd., Senior Unsecured Notes:
700,000	A-	3.000% due 3/30/20	697,318
1,000,000	A-	3.788% (3-Month USD-LIBOR + 1.050%) due 5/2/21(a)	1,007,300
1,000,000	A-	3.788% (3-Month USD-LIBOR + 1.050%) due 5/2/21(a)(b)	1,007,300
1,000,000	A-	3.000% due 5/23/22	979,094
500,000	A-	2.750% due 9/18/22	484,462
200,000	A-	2.750% due 9/18/22(b)	193,785
500,000	BBB-	Cantor Fitzgerald LP, Unsecured Notes, 7.875% due 10/15/19(b)	513,361
		International Lease Finance Corp., Senior Unsecured Notes:
1,000,000	BBB-	5.875% due 4/1/19	1,001,581
600,000	BBB-	6.250% due 5/15/19	603,788
700,000	BBB-	8.250% due 12/15/20	755,875

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 6.1% — (continued)
		Mitsubishi UFJ Lease & Finance Co., Ltd., Senior Unsecured Notes:
$2,200,000	A-	2.500% due 3/9/20	$2,185,458
500,000	A-	2.652% due 9/19/22(b)	487,396
2,500,000	BBB	Nasdaq Inc., Senior Unsecured Notes, 3.214% (3-Month USD-LIBOR + 0.390%) due 3/22/19(a)	2,500,624
		Navient Corp., Senior Unsecured Notes:
828,000	B+	4.875% due 6/17/19	828,518
600,000	B+	8.000% due 3/25/20	628,098
2,400,000	A-	Nomura Holdings Inc., Senior Unsecured Notes, 2.750% due 3/19/19	2,400,244
		ORIX Corp., Senior Unsecured Notes:
3,300,000	A-	2.650% due 4/13/21	3,249,203
200,000	A-	3.200% due 1/19/22	199,203
400,000	A-	2.900% due 7/18/22	394,949
4,300,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 3.000% due 8/15/19	4,298,133

		Total Diversified Financial Services	31,125,275

Electric — 3.5%
700,000	A3(d)	Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.701% due 3/16/20	694,744
1,000,000	A+	CLP Power Hong Kong Financing Ltd., Company Guaranteed Notes, 4.750% due 3/19/20	1,016,365
1,600,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 3.193% (3-Month USD-LIBOR + 0.500%) due 5/14/21(a)(b)(c)	1,601,229
1,500,000	A-	Duke Energy Kentucky Inc., Senior Unsecured Notes, 4.650% due 10/1/19(b)	1,513,266
1,000,000	BBB	Emera US Finance LP, Company Guaranteed Notes, 2.150% due 6/15/19	996,738
		Exelon Generation Co. LLC, Senior Unsecured Notes:
700,000	BBB	2.950% due 1/15/20	699,294
300,000	BBB	4.000% due 10/1/20	302,723
2,700,000	A-	Mississippi Power Co., Senior Unsecured Notes, 3.472% (3-Month USD-LIBOR + 0.650%) due 3/27/20(a)	2,699,453
		NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
1,800,000	BBB+	3.029% (3-Month USD-LIBOR + 0.400%) due 8/21/20(a)	1,795,457
1,300,000	BBB+	3.352% (3-Month USD-LIBOR + 0.720%) due 2/25/22(a)	1,300,550
1,700,000	BBB+	Sempra Energy, Senior Unsecured Notes, 3.238% (3-Month USD-LIBOR + 0.450%) due 3/15/21(a)	1,679,164
1,500,000	BBB+	Southern Power Co., Senior Unsecured Notes, 3.342% (3-Month USD-LIBOR + 0.550%) due 12/20/20(a)(b)	1,492,149
2,000,000	A+	State Grid Overseas Investment 2014 Ltd., Company Guaranteed Notes, 2.750% due 5/7/19	1,999,812

		Total Electric	17,790,944

Electronics — 0.1%
300,000	BBB-	Arrow Electronics Inc., Senior Unsecured Notes, 3.500% due 4/1/22	296,311

Food — 1.2%
400,000	BBB-	Campbell Soup Co., Senior Unsecured Notes, 3.418% (3-Month USD-LIBOR + 0.630%) due 3/15/21(a)	396,285
652,000	BBB	General Mills Inc., Senior Unsecured Notes, 3.319% (3-Month USD-LIBOR + 0.540%) due 4/16/21(a)	648,512
1,500,000	BBB	Kraft Heinz Foods Co., Company Guaranteed Notes, 3.267% (3-Month USD-LIBOR + 0.570%) due 2/10/21(a)	1,488,194
1,000,000	BBB	Mondelez International Holdings Netherlands BV, Company Guaranteed Notes, 3.375% (3-Month USD-LIBOR + 0.610%) due 10/28/19(a)(b)	1,002,414
2,800,000	BBB	Tyson Foods Inc., Senior Unsecured Notes, 3.079% (3-Month USD-LIBOR + 0.450%) due 5/30/19(a)	2,800,050

		Total Food	6,335,455

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Gas — 0.3%
$1,000,000	BBB+	Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 2.500% due 12/15/19	$997,183
500,000	BB+	WGL Holdings Inc., Senior Unsecured Notes, 3.326% (3-Month USD-LIBOR + 0.550%) due 3/12/20(a)	497,304

		Total Gas	1,494,487

Healthcare — Products — 0.4%
1,400,000	BBB	Becton Dickinson & Co., Senior Unsecured Notes, 2.675% due 12/15/19	1,394,862
900,000	BBB	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.554% (3-Month USD-LIBOR + 0.750%) due 3/19/21(a)	896,483

		Total Healthcare — Products	2,291,345

Healthcare — Services — 1.2%
1,200,000	A-	Cigna Holding Co., Company Guaranteed Notes, 5.125% due 6/15/20	1,229,931
1,455,000	BBB-	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(b)	1,467,171
3,330,000	BBB-	HCA Inc., Senior Secured Notes, 6.500% due 2/15/20	3,430,421

		Total Healthcare — Services	6,127,523

Holding Companies — Diversified — 0.6%
		Hutchison Whampoa International 09 Ltd., Company Guaranteed Notes:
850,000	A	7.625% due 4/9/19	854,501
300,000	A	7.625% due 4/9/19(b)	301,588
1,322,000	A	Hutchison Whampoa International 09/19 Ltd., Company Guaranteed Notes, 5.750% due 9/11/19	1,341,308
500,000	A	Hutchison Whampoa International 11 Ltd., Company Guaranteed Notes, 4.625% due 1/13/22	517,409

		Total Holding Companies — Diversified	3,014,806

Home Builders — 0.3%
1,500,000	BBB	DR Horton Inc., Company Guaranteed Notes, 3.750% due 3/1/19	1,500,000

Household Products/Wares — 0.3%
1,500,000	A-	Reckitt Benckiser Treasury Services PLC, Company Guaranteed Notes, 3.384% (3-Month USD-LIBOR + 0.560%) due 6/24/22(a)(b)	1,485,801

Insurance — 1.3%
500,000	BBB+	American International Group Inc., Senior Unsecured Notes, 3.300% due 3/1/21	500,912
1,100,000	BBB	Assurant Inc., Senior Unsecured Notes, 4.072% (3-Month USD-LIBOR + 1.250%) due 3/26/21(a)	1,099,492
		Athene Global Funding, Secured Notes:
1,500,000	A	2.750% due 4/20/20(b)	1,491,993
1,000,000	A	3.000% due 7/1/22(b)	986,351
2,500,000	A	4.038% (3-Month USD-LIBOR + 1.230%) due 7/1/22(a)(b)	2,516,490

		Total Insurance	6,595,238

Lodging — 0.0%
250,000	BB-	MGM Resorts International, Company Guaranteed Notes, 6.750% due 10/1/20	261,250

Machinery — Diversified — 0.7%
		CNH Industrial Capital LLC, Company Guaranteed Notes:
2,200,000	BBB	3.375% due 7/15/19	2,202,352
400,000	BBB	3.875% due 10/15/21	401,800
1,200,000	BBB	Wabtec Corp., Company Guaranteed Notes, 3.838% (3-Month USD-LIBOR + 1.050%) due 9/15/21(a)	1,196,463

		Total Machinery — Diversified	3,800,615

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.9%
$1,200,000	BBB+	21st Century Fox America Inc., Company Guaranteed Notes, 6.900% due 3/1/19	$1,200,000
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
1,400,000	BBB-	3.579% due 7/23/20	1,406,854
1,000,000	BBB-	4.464% due 7/23/22	1,026,422
500,000	A-	Comcast Corp., Company Guaranteed Notes, 3.237% (3-Month USD-LIBOR + 0.440%) due 10/1/21(a)	500,294
2,000,000	BBB-	Discovery Communications LLC, Company Guaranteed Notes, 2.750% due 11/15/19(b)	1,994,379
1,000,000	A-	NBCUniversal Enterprise Inc., Company Guaranteed Notes, 3.197% (3-Month USD-LIBOR + 0.400%) due 4/1/21(a)(b)	1,000,733
		Time Warner Cable LLC, Senior Secured Notes:
2,100,000	BBB-	8.250% due 4/1/19	2,108,512
500,000	BBB-	5.000% due 2/1/20	507,707

		Total Media	9,744,901

Mining — 0.3%
1,200,000	A	Minera y Metalurgica del Boleo SAPI de CV, Company Guaranteed Notes, 2.875% due 5/7/19	1,199,205
300,000	Baa1(d)	Minmetals Bounteous Finance BVI Ltd., Company Guaranteed Notes, 3.500% due 7/30/20	299,650

		Total Mining	1,498,855

Miscellaneous Manufacturers — 1.1%
		General Electric Co., Senior Unsecured Notes:
3,800,000	BBB+	6.000% due 8/7/19	3,844,859
1,200,000	BBB+	3.223% (3-Month USD-LIBOR + 0.410%) due 3/28/20(a)	1,200,267
700,000	BBB	Textron Inc., Senior Unsecured Notes, 3.247% (3-Month USD-LIBOR + 0.550%) due 11/10/20(a)	697,055

		Total Miscellaneous Manufacturers	5,742,181

Office/Business Equipment — 0.1%
500,000	BB+	Xerox Corp., Senior Unsecured Notes, 2.750% due 3/15/19	499,775

Oil & Gas — 4.6%
1,300,000	A-	BP Capital Markets America Inc., Company Guaranteed Notes, 3.454% (3-Month USD-LIBOR + 0.650%) due 9/19/22(a)	1,295,046
2,800,000	A+	CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	2,782,217
1,100,000	A	CNPC General Capital Ltd., Company Guaranteed Notes, 2.750% due 5/14/19	1,100,055
600,000	BBB-	Encana Corp., Senior Unsecured Notes, 6.500% due 5/15/19	603,933
		EQT Corp., Senior Unsecured Notes:
2,200,000	BBB-	8.125% due 6/1/19	2,228,100
1,500,000	BBB-	3.567% (3-Month USD-LIBOR + 0.770%) due 10/1/20(a)	1,486,415
1,300,000	BBB+	Petroleos Mexicanos, Company Guaranteed Notes, 8.000% due 5/3/19	1,313,000
		Petronas Capital Ltd., Company Guaranteed Notes:
3,000,000	A-	5.250% due 8/12/19	3,033,342
750,000	A-	5.250% due 8/12/19(b)	758,336
2,000,000	BBB+	Phillips 66, Company Guaranteed Notes, 3.537% (3-Month USD-LIBOR + 0.750%) due 4/15/20(a)(b)	2,001,019
1,000,000	A	Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,020,575
		Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes:
500,000	A+	2.750% due 4/10/19(b)	499,785
1,200,000	A+	3.703% (3-Month USD-LIBOR + 0.920%) due 4/10/19(a)	1,200,583
2,250,000	A+	Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	2,233,287
1,500,000	A+	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes, 2.125% due 5/3/19	1,497,675

		Total Oil & Gas	23,053,368

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 3.3%
		Allergan Funding SCS, Company Guaranteed Notes:
$500,000	BBB	3.000% due 3/12/20	$499,862
1,500,000	BBB	4.031% (3-Month USD-LIBOR + 1.255%) due 3/12/20(a)	1,511,307
600,000	BBB	Bayer US Finance II LLC, Company Guaranteed Notes, 3.452% (3-Month USD-LIBOR + 0.630%) due 6/25/21(a)(b)	595,833
3,000,000	BBB	Bayer US Finance LLC, Company Guaranteed Notes, 2.375% due 10/8/19(b)	2,987,031
1,000,000	BBB+	Cardinal Health Inc., Senior Unsecured Notes, 3.558% (3-Month USD-LIBOR + 0.770%) due 6/15/22(a)	988,168
400,000	A-	Cigna Corp., Company Guaranteed Notes, 3.438% (3-Month USD-LIBOR + 0.650%) due 9/17/21(a)(b)	398,270
1,400,000	BBB	CVS Health Corp., Senior Unsecured Notes, 3.487% (3-Month USD-LIBOR + 0.720%) due 3/9/21(a)	1,402,697
		Mylan NV, Company Guaranteed Notes:
1,500,000	BBB-	2.500% due 6/7/19	1,498,036
200,000	BBB-	3.750% due 12/15/20	201,046
200,000	BBB-	3.150% due 6/15/21	197,879
5,900,000	BBB+	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 1.900% due 9/23/19	5,859,210
500,000	BB	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 1.700% due 7/19/19	498,224

		Total Pharmaceuticals	16,637,563

Pipelines — 1.6%
1,000,000	BBB-	Andeavor Logistics LP/Tesoro Logistics Finance Corp., Company Guaranteed Notes, 5.500% due 10/15/19	1,011,763
1,600,000	BBB+	Enbridge Inc., Senior Unsecured Notes, 3.183% (3-Month USD-LIBOR + 0.400%) due 1/10/20(a)	1,597,570
		Energy Transfer Operating LP, Company Guaranteed Notes:
1,000,000	BBB-	9.700% due 3/15/19	1,001,977
500,000	BBB-	9.000% due 4/15/19	503,285
1,100,000	BBB+	Florida Gas Transmission Co. LLC, Senior Unsecured Notes, 7.900% due 5/15/19(b)	1,110,442
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
700,000	BBB-	2.600% due 12/15/19	696,995
500,000	BBB-	5.750% due 1/15/20	510,435
900,000	BBB-	Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.625% due 4/15/20(b)	922,500
300,000	BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 2/1/21	310,412
200,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 3.451% (3-Month USD-LIBOR + 0.700%) due 6/5/20(a)	198,974

		Total Pipelines	7,864,353

Real Estate — 0.4%
1,200,000	AA-	Qatari Diar Finance Co., Government Guaranteed Notes, 5.000% due 7/21/20	1,230,107
1,000,000	A-	Sinochem Overseas Capital Co., Ltd., Company Guaranteed Notes, 4.500% due 11/12/20	1,015,900

		Total Real Estate	2,246,007

Retail — 1.4%
3,000,000	BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 3.279% (3-Month USD-LIBOR + 0.500%) due 12/13/19(a)(b)	2,999,771
300,000	BBB-	AutoNation Inc., Company Guaranteed Notes, 5.500% due 2/1/20	306,654
500,000	BBB+	McDonald’s Corp., Senior Unsecured Notes, 3.195% (3-Month USD-LIBOR + 0.430%) due 10/28/21(a)	499,149
3,100,000	BBB-	QVC Inc., Senior Secured Notes, 3.125% due 4/1/19	3,098,223

		Total Retail	6,903,797

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Semiconductors — 1.6%
		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
$4,600,000	BBB-	2.375% due 1/15/20	$4,569,076
500,000	BBB-	3.000% due 1/15/22	491,337
		NXP BV/NXP Funding LLC, Company Guaranteed Notes
820,000	BBB-	4.125% due 6/15/20(b)	828,036
600,000	BBB-	4.625% due 6/15/22(b)	613,500
1,550,000	A-	QUALCOMM Inc., Senior Unsecured Notes, 3.481% (3-Month USD-LIBOR + 0.730%) due 1/30/23(a)	1,535,973

		Total Semiconductors	8,037,922

Telecommunications — 2.8%
		AT&T Inc., Senior Unsecured Notes:
100,000	BBB	3.733% (3-Month USD-LIBOR + 0.930%) due 6/30/20(a)	100,832
500,000	BBB	3.376% (3-Month USD-LIBOR + 0.750%) due 6/1/21(a)	501,756
1,200,000	BBB	3.737% (3-Month USD-LIBOR + 0.950%) due 7/15/21(a)	1,209,778
		Deutsche Telekom International Finance BV, Company Guaranteed Notes:
700,000	BBB+	6.000% due 7/8/19	707,693
2,600,000	BBB+	3.254% (3-Month USD-LIBOR + 0.450%) due 9/19/19(a)(b)	2,605,165
500,000	A-	KT Corp., Senior Unsecured Notes, 2.625% due 4/22/19(b)	499,876
200,000	A-	Ooredoo International Finance Ltd., Company Guaranteed Notes, 7.875% due 6/10/19	202,783
1,035,000	BBB+	Orange SA, Senior Unsecured Notes, 5.375% due 7/8/19	1,043,841
800,000	BBB-	SES GLOBAL Americas Holdings GP, Company Guaranteed Notes, 2.500% due 3/25/19(b)	799,849
500,000	B	Sprint Capital Corp., Company Guaranteed Notes, 6.900% due 5/1/19	503,125
1,500,000	BBB	Telefonica Emisiones SA, Company Guaranteed Notes, 5.877% due 7/15/19	1,516,679
		Verizon Communications Inc., Senior Unsecured Notes:
700,000	BBB+	3.788% (3-Month USD-LIBOR + 1.000%) due 3/16/22(a)	708,462
1,800,000	BBB+	3.784% (3-Month USD-LIBOR + 1.100%) due 5/15/25(a)	1,795,683
1,900,000	BBB+	Vodafone Group PLC, Senior Unsecured Notes, 3.769% (3-Month USD-LIBOR + 0.990%) due 1/16/24(a)	1,881,637

		Total Telecommunications	14,077,159

Transportation — 0.1%
400,000	BBB-	Pacific National Finance Pty Ltd., Company Guaranteed Notes, 4.625% due 9/23/20(b)(c)	404,998

Trucking & Leasing — 1.4%
1,800,000	A-	Aviation Capital Group LLC, Senior Unsecured Notes, 3.421% (3-Month USD-LIBOR + 0.670%) due 7/30/21(a)(b)	1,787,983
100,000	BB+	DAE Funding LLC, Company Guaranteed Notes, 4.000% due 8/1/20(b)	99,375
800,000	BBB	GATX Corp., Senior Unsecured Notes, 3.453% (3-Month USD-LIBOR + 0.720%) due 11/5/21(a)	795,842
2,400,000	AA-	NTT Finance Corp., Senior Unsecured Notes, 3.343% (3-Month USD-LIBOR + 0.530%) due 6/29/20(a)	2,405,544
		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
1,770,000	BBB	2.500% due 6/15/19(b)	1,767,043
200,000	BBB	3.200% due 7/15/20(b)	199,904

		Total Trucking & Leasing	7,055,691

		TOTAL CORPORATE BONDS & NOTES (Cost — $364,950,370)	364,820,414

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.8%
657,885	BB-	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 3.270% (1-Month USD-LIBOR + 0.780%) due 4/25/34(a)	647,166
242,672	AAA	Apidos CLO XVI, Series 2013-16A, Class A1R, 3.741% (3-Month USD-LIBOR + 0.980%) due 1/19/25(a)(b)	242,733
700,000	AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 3.439% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	697,285

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.8% — (continued)
$825,503	AAA	B&M CLO Ltd., Series 2014-1A, Class A1R, 3.509% (3-Month USD-LIBOR + 0.730%) due 4/16/26(a)(b)	$822,614
948,115	Aaa(d)	Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, 3.389% (1-Month USD-LIBOR + 0.900%) due 9/15/35(a)(b)	948,008
31,571	NR	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1, step bond to yield, 3.352% due 11/28/32(b)	31,585
288,673	NR	Bayview Opportunity Master Fund IVa Trust, Series 2018-SBR3, Class A1, step bond to yield, 4.090% due 5/28/33(b)	289,086
552,623	AA+	Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1, 3.150% (1-Month USD-LIBOR + 0.660%) due 9/25/34(a)	543,248
929,508	BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 2.350% (1-Month USD-LIBOR + 0.500%) due 9/25/34(a)	906,727
746,825	AAA	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 4.082% (3-Month USD-LIBOR + 1.330%) due 10/29/25(a)(b)	747,330
1,000,000	AAA	Citigroup Commercial Mortgage Trust, Series 2017-1500, Class A, 3.339% (1-Month USD-LIBOR + 0.850%) due 7/15/32(a)(b)	1,001,109
169,256	NR	Civic Mortgage LLC, Series 2018-1, Class A1, step bond to yield, 3.892% due 6/25/22(b)	168,994
400,000	AAA	Cold Storage Trust, Series 2017-ICE3, Class A, 3.489% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	399,516
386,371	Aaa(d)	COMM Mortgage Trust, Series 2013-CR6, Class A3FL, 3.134% (1-Month USD-LIBOR + 0.630%) due 3/10/46(a)(b)	385,734
167,868	NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(b)	168,679
740,515	B+	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 3.345% (1-Month USD-LIBOR + 0.855%) due 8/25/34(a)	724,194
500,000	AAA	Dorchester Park CLO DAC, Series 2015-1A, Class AR, 3.661% (3-Month USD-LIBOR + 0.900%) due 4/20/28(a)(b)	497,110
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
1,914,558	NR	Series 4344, Class FA, 2.970% (1-Month USD-LIBOR + 0.450%) due 12/15/37(a)	1,916,405
2,522,697	NR	Series 4351, Class FA, 2.970% (1-Month USD-LIBOR + 0.450%) due 5/15/38(a)	2,502,312
		Federal National Mortgage Association (FNMA), REMICS:
1,200,768	NR	Series 2011-86, Class KF, 3.040% (1-Month USD-LIBOR + 0.550%) due 9/25/41(a)	1,207,674
2,414,939	NR	Series 2017-108, Class AF, 2.790% (1-Month USD-LIBOR + 0.300%) due 1/25/48(a)	2,403,242
500,000	AAA	Figueroa CLO Ltd., Series 2013-2A, Class A1RR, 3.642% (3-Month USD-LIBOR + 0.850%) due 6/20/27(a)(b)	496,922
131,914	AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 2.880% (1-Month USD-LIBOR + 0.400%) due 8/19/34(a)	131,181
1,200,000	AAA	Ford Credit Floorplan Master Owner Trust A, Series 2018-3, Class A2, 2.889% (1-Month USD-LIBOR + 0.400%) due 10/15/23(a)	1,200,403
500,000	B	Fremont Home Loan Trust, Series 2005-A, Class M3, 3.225% (1-Month USD-LIBOR + 0.735%) due 1/25/35(a)	493,202
		GMF Floorplan Owner Revolving Trust:
500,000	AAA	Series 2018-3, Class A, 2.809% (1-Month USD-LIBOR + 0.320%) due 9/15/22(a)(b)	500,256
2,400,000	AAA	Series 2018-4, Class A1, 3.500% due 9/15/23(b)	2,430,377
938,499	Aaa(d)	Gosforth Funding PLC, Series 2017-1A, Class A1A, 3.274% (3-Month USD-LIBOR + 0.470%) due 12/19/59(a)(b)	937,539
		Government National Mortgage Association (GNMA):
2,378,671	NR	Series 2016-H06, Class FD, 3.427% (1-Month USD-LIBOR + 0.920%) due 7/20/65(a)	2,408,227
174,320	NR	Series 2016-H11, Class F, 3.307% (1-Month USD-LIBOR + 0.800%) due 5/20/66(a)	175,811
1,973,373	NR	Series 2017-H15, Class FE, 3.524% (1-Year USD-LIBOR + 0.800%) due 7/20/67(a)	2,024,739
1,000,000	AAA	Great Wolf Trust, Series 2017-WOLF, Class A, 3.489% (1-Month USD-LIBOR + 0.850%) due 9/15/34(a)(b)	998,312
492,479	Aaa(d)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	499,234
1,000,000	AAA	Holmes Master Issuer PLC, Series 2018-1A, Class A2, 3.147% (3-Month USD-LIBOR + 0.360%) due 10/15/54(a)(b)	998,113

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.8% — (continued)
$183,595		B	Impac CMB Trust, Series 2004-10, Class 1A1, 3.130% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	$178,905
2,700,000		AAA	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-MAUI, Class A, 3.347% (1-Month USD-LIBOR + 0.830%) due 7/15/34(a)(b)	2,688,505
500,000		AAA(f)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class A, 3.489% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	498,842
2,000,000	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.489% (0.800% — 3-Month EURIBOR) due 12/15/29(a)(b)	2,263,585
626,665		Aaa(d)	Ladder Capital Commercial Mortgage Trust, Series 2017-FL1, Class A, 3.369% (1-Month USD-LIBOR + 0.880%) due 9/15/34(a)(b)	627,105
1,000,000		AAA	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3.467% (3-Month USD-LIBOR + 0.770%) due 12/22/69(a)(b)(c)	1,001,081
800,000		AAA	Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, 4.091% (3-Month USD-LIBOR + 1.330%) due 4/20/26(a)(b)	801,070
1,000,000		AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 3.511% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	991,750
269,210		AA-	Mastr Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 3.190% (1-Month USD-LIBOR + 0.700%) due 9/25/34(a)	267,656
828,511		Aaa(d)	MMAF Equipment Finance LLC, Series 2018-A, Class A2, 2.920% due 7/12/21(b)	828,802
300,000		Aaa(d)	Monarch Grove CLO 18-1, Series 2018-1A, Class A1, 3.651% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(b)	297,253
701,525		B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 3.390% (1-Month USD-LIBOR + 0.900%) due 5/25/34(a)(h)	699,538
1,388,140		AAA	Motel 6 Trust, Series 2017-MTL6, Class A, 3.409% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	1,383,591
2,000,000		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3.617% (3-Month USD-LIBOR + 0.820%) due 10/13/27(a)(b)	1,986,872
400,000		BBB-	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 3.150% (1-Month USD-LIBOR + 0.660%) due 1/25/36(a)	396,726
			OCP CLO Ltd.:
1,500,000		AAA	Series 2015-9A, Class A1R, 3.587% (3-Month USD-LIBOR + 0.800%) due 7/15/27(a)(b)	1,487,200
1,000,000		AAA	Series 2015-10A, Class A1R, 3.585% (3-Month USD-LIBOR + 0.820%) due 10/26/27(a)(b)	994,310
890,508		AAA(f)	Palmer Square CLO Ltd., Series 2018-3A, Class A1, 3.534% (3-Month USD-LIBOR + 0.850%) due 8/15/26(a)(b)	884,750
3,400,000		NR	Permanent Master Issuer PLC, Series 2018-1A, Class 1A1, 3.167% (3-Month USD-LIBOR + 0.380%) due 7/15/58(a)	3,390,776
204,685		AAA(f)	PFP Ltd., Series 2017-4, Class A, 3.369% (1-Month USD-LIBOR + 0.880%) due 7/14/35(a)(b)	205,001
186,520		AAA	RBSSP Resecuritization Trust, Series 2009-12, Class 16A1, 4.271% due 10/25/35(a)(b)	187,963
			Sofi Consumer Loan Program LLC:
82,505		AA	Series 2017-3, Class A, 2.770% due 5/25/26(b)	82,226
176,096		(P)AA	Series 2017-4, Class A, 2.500% due 5/26/26(b)	174,582
473,928		AA	Sofi Consumer Loan Program Trust, Series 2018-2, Class A1, 2.930% due 4/26/27(b)	473,318
2,000,000		Aaa(d)	Sound Point CLO X Ltd., Series 2015-3A, Class AR, 3.651% (3-Month USD-LIBOR + 0.890%) due 1/20/28(a)(b)	1,989,500
1,567,691		BBB+	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 3.165% (1-Month USD-LIBOR + 0.675%) due 6/25/35(a)	1,558,399
586,316		AAA	Stonemont Portfolio Trust, Series 2017-MONT, Class A, 3.335% (1-Month USD-LIBOR + 0.850%) due 8/20/30(a)(b)	584,584
1,263,341		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 3.262% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(b)	1,259,660
1,296,527		Aaa(d)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.090% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	1,292,530
400,000		NR	Upstart Securitization Trust, Series 2019-1, Class A, 3.450% due 4/20/26(b)(c)	400,117
1,800,000		Aaa(d)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 3.637% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	1,784,970

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.8% — (continued)
$800,000	Aaa(d)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 3.667% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	$793,543
772,666	NR	VOLT LXII LLC, Series 2017-NPL9, Class A1, step bond to yield, 3.125% due 9/25/47(b)	770,767
223,947	Aaa(d)	Voya CLO Ltd., Series 2014-3A, Class A1R, 3.491% (3-Month USD-LIBOR + 0.720%) due 7/25/26(a)(b)	223,711
1,025,941	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 2.780% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	1,017,113
		Wells Fargo Commercial Mortgage Trust:
500,000	AAA	Series 2017-HSDB, Class A, 3.348% (1-Month USD-LIBOR + 0.850%) due 12/13/31(a)(b)	499,215
1,500,000	AAA(f)	Series 2018-BXI, Class A, 3.220% (1-Month USD-LIBOR + 0.731%) due 12/15/36(a)(b)	1,489,173
		WFRBS Commercial Mortgage Trust:
1,500,000	Aaa(d)	Series 2012-C7, Class AFL, 3.689% (1-Month USD-LIBOR + 1.200%) due 6/15/45(a)(b)	1,505,553
1,232,692	Aaa(d)	Series 2012-C10, Class AFL, 3.279% (1-Month USD-LIBOR + 0.790%) due 12/15/45(a)(b)	1,241,210

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $69,922,913)	69,746,519

MORTGAGE-BACKED SECURITIES — 7.2%

FNMA — 7.2%
		Federal National Mortgage Association (FNMA):
13,675,869		3.500% due 10/1/47(g)	13,695,855
11,193,580		4.000% due 11/1/48(g)	11,423,504
11,100,000		4.000% due 4/1/49(j)	11,309,544

		TOTAL FNMA	36,428,903

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $36,012,318)	36,428,903

ASSET-BACKED SECURITIES — 6.1%

Automobiles — 0.6%
1,000,000	Aaa(d)	Hertz Fleet Lease Funding LP, Series 2018-1, Class A2, 3.230% due 5/10/32(b)	1,001,300
444,305	Aaa(d)	OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A2A, 3.150% due 8/10/21(b)	444,685
394,746	Aaa(d)	OSCAR US Funding Trust VIII LLC, Series 2018-1A, Class A2A, 2.910% due 4/12/21(b)	394,600
1,200,000	AAA	Securitized Term Auto Receivables Trust, Series 2018-2A, Class A2A, 3.060% due 2/25/21(b)	1,199,567

		Total Automobiles	3,040,152

Credit Cards — 2.5%
		CARDS II Trust:
1,000,000	Aaa(d)	Series 2017-2A, Class A, 2.749% (1-Month USD-LIBOR + 0.260%) due 10/17/22(a)(b)	1,000,222
1,300,000	Aaa(d)	Series 2018-1A, Class A, 2.839% (1-Month USD-LIBOR + 0.350%) due 4/17/23(a)(b)	1,300,846
3,000,000	(P)AAA	Evergreen Credit Card Trust, Series 2019-1, Class A, 3.056% (1-Month USD-LIBOR + 0.480%) due 1/15/23(a)(b)	3,006,922
1,132,350	NR	LP Credit Card ABS Master Trust, Series 2018-1, Class A, 4.053% (1-Month USD-LIBOR + 1.550%) due 8/20/24(a)(b)	1,130,541
3,000,000	Aaa(d)	Master Credit Card Trust II, Series 2018-1A, Class A, 2.972% (1-Month USD-LIBOR + 0.490%) due 7/21/24(a)(b)	2,998,494
		Trillium Credit Card Trust II:
1,700,000	AAA	Series 2018-1A, Class A, 2.734% (1-Month USD-LIBOR + 0.250%) due 2/27/23(a)(b)	1,699,874
800,000	AAA	Series 2019-1A, Class A, 2.964% (1-Month USD-LIBOR + 0.480%) due 1/26/24(a)(b)(c)	800,382
800,000	(P)AAA	Series 2019-2A, Class A, 3.038% due 1/26/24(b)(c)	800,254

		Total Credit Cards	12,737,535

Student Loans — 3.0%
		ECMC Group Student Loan Trust:
748,771	Aaa(d)	Series 2017-2A, Class A, 3.540% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	750,029
678,875	Aaa(d)	Series 2018-1A, Class A, 3.240% (1-Month USD-LIBOR + 0.750%) due 2/27/68(a)(b)	673,249
269,146	AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 3.621% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	269,699

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Student Loans — 3.0% — (continued)
$128,413	Aaa(d)	Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 2.650% due 12/15/28(b)	$126,901
1,000,000	AAA	Navient Private Education Refi Loan Trust 2019-A, Series 2019-A, Class A1, 3.030% due 1/15/43(b)(c)	1,001,163
1,500,000	AAA	Navient Student Loan Trust, Series 2018-1A, Class A2, 2.840% (1-Month USD-LIBOR + 0.350%) due 3/25/67(a)(b)	1,496,471
1,335,065	AA+	Nelnet Student Loan Trust, Series 2017-3A, Class A, 3.340% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	1,335,727
648,288	AA+	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 2.901% (3-Month USD-LIBOR + 0.130%) due 10/25/36(a)	640,276
		SLC Student Loan Trust:
1,240,973	AAA	Series 2006-1, Class A5, 2.898% (3-Month USD-LIBOR + 0.110%) due 3/15/27(a)	1,236,669
748,151	AAA	Series 2007-1, Class A4, 2.744% (3-Month USD-LIBOR + 0.060%) due 5/15/29(a)	737,342
		SLM Student Loan Trust:
319,167	AAA	Series 2003-10A, Class A3, 3.258% (3-Month USD-LIBOR + 0.470%) due 12/15/27(a)(b)	319,548
1,283,474	AAA	Series 2005-5, Class A4, 2.911% (3-Month USD-LIBOR + 0.140%) due 10/25/28(a)	1,277,721
638,248	A	Series 2008-5, Class A4, 4.471% (3-Month USD-LIBOR + 1.700%) due 7/25/23(a)	648,903
872,344	A	Series 2008-7, Class A4, 3.671% (3-Month USD-LIBOR + 0.900%) due 7/25/23(a)	874,054
144,222	A	Series 2008-8, Class A4, 4.271% (3-Month USD-LIBOR + 1.500%) due 4/25/23(a)	145,932
1,239,234	AAA	SMB Private Education Loan Trust, Series 2015-B, Class A2B, 3.689% (1-Month USD-LIBOR + 1.200%) due 7/15/27(a)(b)	1,252,389
1,259,876	AAA	Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.390% due 2/25/42(b)	1,251,006
996,759	AA+	Utah State Board of Regents, Series 2017-1, Class A, 3.240% (1-Month USD-LIBOR + 0.750%) due 1/25/57(a)	998,932

		Total Student Loans	15,036,011

		TOTAL ASSET-BACKED SECURITIES (Cost — $30,817,393)	30,813,698

U.S. GOVERNMENT OBLIGATIONS — 5.6%
		U.S. Treasury Inflation Indexed Notes:
6,818,130		0.125% due 4/15/22(g)	6,700,899
495,606		0.625% due 4/15/23(i)	495,183
5,713,524		0.125% due 7/15/24(g)	5,587,423
3,500,343		0.250% due 1/15/25	3,420,183
11,309,718		0.750% due 7/15/28(g)	11,335,341
1,000,000		U.S. Treasury Notes, 2.375% due 5/15/27	979,219

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $28,041,601)	28,518,248

SOVEREIGN BONDS — 2.6%

Canada — 0.6%
3,000,000	AAA	Export Development Canada, 2.293% (3-Month USD-LIBOR -0.040%) due 10/18/19(a)(b)	3,000,693

India — 0.9%
		Export-Import Bank of India:
200,000	BBB-	3.875% due 10/2/19	200,471
2,500,000	BBB-	2.750% due 4/1/20	2,479,312
1,900,000	Baa2(d)	3.641% (3-Month USD-LIBOR + 1.000%) due 8/21/22(a)	1,890,063

		Total India	4,569,846

Japan — 1.1%
		Japan Bank for International Corp.:
800,000	A+	3.221% (3-Month USD-LIBOR + 0.570%) due 2/24/20(a)	803,614
4,400,000	A+	3.151% (3-Month USD-LIBOR + 0.390%) due 7/21/20(a)	4,418,160
500,000	A+	Tokyo Metropolitan Government, 2.500% due 6/8/22(b)	492,794

		Total Japan	5,714,568

		TOTAL SOVEREIGN BONDS (Cost — $13,319,996)	13,285,107

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

MUNICIPAL BOND — 0.3%

Washington — 0.3%
$1,600,000		A+	Washington Health Care Facilities Authority, 2.790% (SIFMA Municipal Swap Index Yield + 1.050%) due 1/1/42(a) (Cost — $1,600,000)	$1,626,000

SENIOR LOAN — 0.1%
586,522		NR	Las Vegas Sands LLC, 4.243% (1-Month USD-LIBOR + 1.750%) due 3/27/25 (Cost — $587,548)	583,334

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $545,252,139)	545,822,223

SHORT-TERM INVESTMENTS — 28.3%

COMMERCIAL PAPERS — 1.3%
3,200,000			AT&T Inc., 3.091% due 5/28/19(k)	3,176,533
500,000			CNH Industrial Capital LLC, 3.563% due 5/9/19(b)(k)	496,646
3,100,000			VW Credit Inc., 3.121% due 7/1/19(k)	3,067,958

			TOTAL COMMERCIAL PAPERS (Cost — $6,741,137)	6,741,137

TIME DEPOSITS — 0.5%
			BBH — Grand Cayman:
2,630	DKK		(0.850)% due 3/1/19	401
24,938	JPY		(0.270)% due 3/1/19	224
6,039	NZD		0.650% due 3/1/19	4,113
74,695	AUD		0.760% due 3/1/19	52,989
325,778	CAD		0.820% due 3/1/19	247,608
1,325,583			BNP Paribas — Paris, 1.750% due 3/1/19	1,325,583
			Citibank — London:
180,426	EUR		(0.570)% due 3/1/19	205,217
325,408	GBP		0.360% due 3/1/19	431,540

			TOTAL TIME DEPOSITS (Cost — $2,262,231)	2,267,675

U.S. GOVERNMENT OBLIGATION — 26.5%
134,200,000			U.S. Treasury Bills, 2.158% due 4/2/19(k) (Cost — $133,948,645)	133,948,645

			TOTAL SHORT-TERM INVESTMENTS (Cost — $142,952,013)	142,957,457

			TOTAL INVESTMENTS — 136.1% (Cost — $688,204,152)	688,779,680

			Liabilities in Excess of Other Assets — (36.1)%	(182,815,273)

			TOTAL NET ASSETS — 100.0%	$505,964,407

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2019.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2019 amounts to approximately $179,356,953 and represents 35.4% of net assets.

(c)	Illiquid security.
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

(g)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(h)	Affiliated security (See Note 2). As of February 28, 2019, total cost and total market value of affiliated securities amounted to $697,377 and $699,538, respectively.
(i)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(j)	This security is traded on a TBA basis (see Note 1).
(k)	Rate shown represents yield-to-maturity.

At February 28, 2019, for Ultra-Short Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Ultra-Short Term Fixed Income Fund	$688,204,152	$4,717,215	$(3,538,396)	$1,178,819

Abbreviations used in this schedule:
ABS	— Asset-Based Security
CLO	— Collateralized Loan Obligation
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
PCL	— Public Company Limited
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	53.0%
Collateralized Mortgage Obligations	10.1
Mortgage-Backed Securities	5.3
Asset-Backed Securities	4.5
U.S. Government Obligations	4.1
Sovereign Bonds	1.9
Municipal Bond	0.2
Senior Loan	0.1
Short-Term Investments	20.8

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At February 28, 2019, Ultra-Short Term Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amount	Security	Value
	Barclays Capital Inc.:
$5,372,000	2.650% due 3/15/19	$5,372,000
	Credit Suisse Securities (USA) LLC:
3,251,000	2.650% due 3/7/19	3,251,000
7,630,000	2.650% due 3/13/19	7,630,000
	NatWest Markets Securities Inc.:
6,090,000	2.530% due 3/5/19	6,090,000
5,582,250	2.560% due 3/4/19	5,582,250
11,704,125	2.570% due 3/6/19	11,704,125

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $39,629,375)	$39,629,375

For the period ended February 28, 2019, the average borrowing and interest rate under the reverse repurchase agreements were $18,614,691 and 2.551%, respectively.

At February 28, 2019, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month Euro-EURIBOR December Futures	441	12/20	$125,457,335	$125,486,125	$28,790
90-Day Eurodollar December Futures	408	12/19	99,313,509	99,307,200	(6,309)
90-Day Eurodollar March Futures	345	3/19	83,814,707	84,007,500	192,793
90-Day Sterling March Futures	198	3/19	32,515,325	32,539,942	24,617
Bank Accept December Futures	243	12/19	44,920,898	45,166,566	245,668
Bank Accept June Futures	182	6/20	33,646,034	33,830,185	184,151
Bank Accept March Futures	50	3/20	9,233,678	9,294,007	60,329
Bank Accept September Futures	179	9/20	33,218,847	33,272,545	53,698
U.S. Treasury 10-Year Note June Futures	28	6/19	3,427,375	3,416,000	(11,375)

					772,362

Contracts to Sell:
90-Day Eurodollar June Futures	1,006	6/22	245,256,891	245,199,925	56,966
90-Day Eurodollar September Futures	89	9/22	21,689,509	21,687,075	2,434
90-Day Sterling March Futures	198	3/22	32,377,471	32,372,548	4,923
U.S. Treasury Ultra Long Bond June Futures	62	6/19	10,035,766	9,894,813	140,953

					205,276

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$977,638

At February 28, 2019, Ultra-Short Term Fixed Income Fund had deposited cash of $1,059,000 with a broker or brokers as margin collateral an open exchange-traded futures contracts.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At February 28, 2019, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Japanese Yen	1,102,900,000	USD	9,991,158	HSBC	$9,894,585	3/4/19	$(96,573)
Japanese Yen	1,102,900,000	USD	9,976,630	BCLY	9,918,311	4/2/19	(58,319)
Mexican Peso	779,000	USD	39,566	JPM	39,400	8/14/19	(166)

							(155,058)

Contracts to Sell:
British Pound	83,000	USD	107,625	BCLY	110,071	3/4/19	(2,446)
British Pound	1,435,000	USD	1,879,994	JPM	1,903,024	3/4/19	(23,030)
Euro	19,761,000	USD	22,768,822	MLP	22,476,166	3/4/19	292,656
Euro	19,761,000	USD	22,556,606	JPM	22,532,933	4/2/19	23,673
Japanese Yen	1,102,900,000	USD	9,952,431	BCLY	9,894,586	3/4/19	57,845

							348,698

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$193,640

At February 28, 2019, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency		Notional Amount		Market Value	Upfront Payment Paid	Unrealized Appreciation/ (Depreciation)
Receive	U.S. Federal Funds Effective Rate Index	2.300%	3/1/22	12-Month		USD	263,200,000	$25,609	$390,809	$(365,200)
Pay	U.S. Federal Funds Effective Rate Index	2.500%	3/1/20	PAM	*	USD	314,400,000	245,232	136,090	109,142
Receive	3-Month USD-LIBOR	3.000%	12/19/28	6-Month		USD	6,000,000	(140,979)	100,301	(241,280)

								$129,862	$627,200	$(497,338)

*	PAM — paid at maturity.

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
1-Month USD-LIBOR + 0.095%	3-Month USD-LIBOR	5/21/22	USD	147,600,000	$30,747	$—	$30,747

At February 28, 2019, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared — Credit Default Swaps on Indexes — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/19 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized (Depreciation)
Markit CDX North America High Yield Series 31 5-Year Index	(5.000)%	12/20/23	3-Month	3.466%	USD	3,724,000	$(270,020)	$(174,068)	$(95,952)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At February 28, 2019, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $2,578,000 for open centrally cleared swap contracts.

At February 28, 2019, Ultra-Short Term Fixed Income Fund had cash collateral from brokers in the amount of $290,000 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
CAD	— Canadian Dollar	HSBC	— HSBC Bank USA
DKK	— Danish Krone	JPM	— JPMorgan Chase & Co.
EUR	— Euro	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar

See pages 260-261 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value

OPEN END MUTUAL FUND SECURITIES — 96.7%

United States — 96.7%
115,631	American Beacon AHL Managed Futures Strategy Fund, Class Y	$1,169,034
65,809	BlackRock Event Driven Equity Fund, Institutional Class	624,532
79,987	BlackRock Global Long/Short Credit Fund, Institutional Class	783,075
40,848	Diamond Hill Long/Short Fund, Class I	1,038,759
81,929	Driehaus Event Driven Fund, Common Class	912,688
93,606	Eaton Vance Global Macro Absolute Return Advantage Fund, Class I	913,593
123,792	Goldman Sachs Absolute Return Tracker Fund, Institutional Class	1,171,074
117,679	John Hancock Seaport Long/Short Fund, Class I	1,302,702
84,226	LoCorr Market Trend Fund, Class I*	779,094
72,537	PIMCO Mortgage Opportunities and Bond Fund, Class I-2	784,120
92,514	Prudential QMA Long/Short Equity Fund, Class Z	1,161,978
70,747	Tortoise MLP & Pipeline Fund, Institutional Class	902,726
130,393	Western Asset Macro Opportunities Fund, Class I	1,431,712
	TOTAL INVESTMENTS — 96.7% (Cost — $12,908,320)	12,975,087

	Other Assets in Excess of Liabilities — 3.3%	435,944

	TOTAL NET ASSETS — 100.0%	$13,411,031

*	Non-income producing security.

At February 28, 2019, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Alternative Strategies Fund	$12,908,320	$171,595	$(104,828)	$66,767

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P	— Preliminary rating.

u	— The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e	— Expected.

u	— Upgraded.

Ratings

(unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre

— Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR	— Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2	— Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities

February 28, 2019 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
ASSETS:
Unaffiliated investments, at value[1,3]	$1,585,692,703	$481,919,589	$1,600,680,557
Affiliated investments, at value[2]	1,523,622	—	—
Foreign currency, at value[4]	7	11,911	89,503
Cash	10,406,376	1,409,598	348,216
Receivable for securities sold	1,005,861	1,809,451	3,073,042
Receivable for TBA securities sold	—	—	—
Dividends and interest receivable from unaffiliated investments	2,575,965	294,075	6,786,092
Dividends and interest receivable from affiliated investments	—	—	—
Receivable for manager waiver	—	—	—
Receivable for Fund shares sold	1,910,909	547,424	2,660,752
Unrealized appreciation on open forward foreign currency contracts (Note 1)	—	—	—
Variation margin on open future contracts (Note 1)	—	—	1,751
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Unrealized appreciation on open OTC swap contracts	—	—	—
Upfront payment paid on open OTC swap contracts	—	—	—
Deposits for collateral with counterparty	592,984	383,644	122,693
Foreign capital gain tax receivable	—	—	—
Prepaid expenses	109,225	38,686	84,922

Total Assets	1,603,817,652	486,414,378	1,613,847,528

LIABILITIES:
Payable for reverse repurchase agreements	—	—	—
Payable for collateral received from securities on loan	5,166,691	12,849,116	16,414,233
Payable for Fund shares repurchased	2,052,565	639,199	1,788,370
Payable for securities purchased	473,402	1,325,350	4,133,050
Payable for TBA securities purchased	—	—	—
Investment management fee payable	470,300	173,385	638,109
Transfer agent fees payable	17,280	8,472	18,221
Interest expense payable	—	—	—
Custody fee payable	52,074	16,126	200,065
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Variation margin on open future contracts (Note 1)	51,194	252,040	—
Options contracts written, at value[5] (Note 1)	—	—	—
Unrealized depreciation on open OTC swap contracts	—	—	—
Upfront payment received on open OTC swap contracts	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 1)	—	—	—
Deposits for collateral from counterparty	—	—	—
Distributions payable	—	—	—
Audit fees payable	—	—	—
Accrued expenses	72,299	64,514	110,040

Total Liabilities	8,355,805	15,328,202	23,302,088

Total Net Assets	$1,595,461,847	$471,086,176	$1,590,545,440

NET ASSETS:
Par value (Note 4)	$86,881	$25,159	$134,728
Paid-in-capital in excess of par value	1,098,329,545	361,027,785	1,552,603,990
Accumulated deficit	—	—	—
Total distributable earnings	497,045,421	110,033,232	37,806,722

Total Net Assets	$1,595,461,847	$471,086,176	$1,590,545,440

Shares Outstanding	86,881,259	25,159,102	134,727,536

Net Asset Value	$18.36	$18.72	$11.81

[1] Unaffiliated investments, at cost	$1,112,133,226	$380,071,758	$1,535,053,848

[2] Affiliated investments, at cost	$876,827	$—	$—

[3] Includes securities on loan	$5,141,935	$12,447,394	$15,705,690

[4] Foreign currency, at cost	$3	$12,863	$90,952

[5] Premiums received	$—	$—	$—

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$504,528,193	$890,683,443	$54,769,552	$165,214,541	$59,110,925	$284,099,668	$688,080,142	$12,975,087
—	1,358,317	—	—	—	—	699,538	—
541,168	748,202	—	93,228	—	123,523	513	—
39,935	27,145	3,860	2,162	1,503,307	200,296	1,252,581	364,718
589,716	45,677,087	295,648	614,973	3,494,329	192,476	5,888,012	—
—	15,977,167	—	35,987,279	—	9,643,780	11,329,805	—
1,396,187	4,997,483	790,643	1,043,391	608,365	615,996	3,183,907	—
—	4,368	—	—	—	—	264	—
—	—	—	—	—	—	—	7,293
765,894	1,616,045	178,160	227,679	205,307	318,410	1,063,608	369,986
—	371,175	—	1,934,611	—	268,563	374,174	—
—	—	—	21,348	13,723	6,839	54,462	—
—	—	—	95,462	—	298,054	719,530	—
—	272,088	—	18,916	—	—	—	—
—	13,267	—	36,666	—	—	—	—
99,994	2,621,038	—	1,783,000	24,000	1,210,000	3,637,000	—
70,435	—	—	—	—	—	—	—
39,857	119,940	14,310	20,185	18,756	31,152	50,723	18,823

508,071,379	964,486,765	56,052,173	207,093,441	64,978,712	297,008,757	716,334,259	13,735,907

—	—	—	9,074,569	—	46,641,176	39,629,375	—
5,620,493	286,605	786,688	—	—	—	—	—
660,781	1,700,721	162,027	199,232	78,718	260,245	739,358	20,463
1,887,698	54,245,581	613,931	1,487,110	2,210,580	3,783,474	146,627,647	282,081
—	57,695,487	—	53,716,391	—	14,733,998	22,611,313	—
226,616	249,552	20,498	48,456	18,991	79,669	174,011	1,969
4,516	7,277	1,880	1,565	729	2,967	4,065	248
—	1,180	—	8,538	—	43,463	12,560	—
96,933	111,868	27,996	39,038	13,710	37,901	34,783	1,972
—	35,515	—	—	—	—	—	—
26,817	477,794	—	—	—	—	—	—
—	191,971	—	44,664	—	141,402	—	—
—	—	—	171,339	—	—	—	—
—	—	—	142,799	—	—	—	—
—	408,620	—	734,885	—	194,446	180,534	—
—	—	—	830,000	—	30,000	290,000	—
—	1,381	98	—	280	—	—	—
—	—	48,771	—	—	—	—	—
95,437	93,939	58,744	82,700	32,571	85,617	66,206	18,143

8,619,291	115,507,491	1,720,633	66,581,286	2,355,579	66,034,358	210,369,852	324,876

$499,452,088	$848,979,274	$54,331,540	$140,512,155	$62,623,133	$230,974,399	$505,964,407	$13,411,031

$35,050	$107,319	$14,667	$18,141	$6,800	$23,912	$50,901	$1,383
471,641,227	874,846,977	81,531,187	141,128,138	59,519,946	238,954,670	508,842,523	13,386,901
—	(25,975,022)	(27,214,314)	(634,124)	—	(8,004,183)	(2,929,017)	—
27,775,811	—	—	—	3,096,387	—	—	22,747

$499,452,088	$848,979,274	$54,331,540	$140,512,155	$62,623,133	$230,974,399	$505,964,407	$13,411,031

35,049,632	107,319,000	14,666,729	18,140,964	6,799,684	23,912,219	50,900,536	1,383,007

$14.25	$7.91	$3.70	$7.75	$9.21	$9.66	$9.94	$9.70

$425,466,172	$898,115,277	$56,654,796	$164,758,290	$56,546,659	$285,938,802	$687,506,775	$12,908,320

$—	$1,349,786	$—	$—	$—	$—	$697,377	$—

$5,390,746	$277,846	$761,103	$—	$—	$—	$—	$—

$542,394	$761,140	$—	$94,183	$—	$120,962	$509	$—

$—	$248,348	$—	$63,126	$—	$163,652	$—	$—

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended February 28, 2019 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
INVESTMENT INCOME:

Dividends from unaffiliated investments	$15,270,779	$2,588,174	$15,629,565
Dividends from affiliated investments	22,310	—	—
Interest from unaffiliated investments	229,297	87,434	309,813
Interest from affiliated investments	—	—	—
Income from securities lending	33,353	60,272	220,618
Less: Foreign taxes withheld (see Note 1q)	(2,267)	(1,903)	(1,152,817)

Total Investment Income	15,553,472	2,733,977	15,007,179

EXPENSES:

Investment management fee (Note 2)	4,723,254	1,820,685	5,402,078
Transfer agent fees	96,224	32,631	95,582
Custody fees	241,826	104,031	584,507
Trustees’ fees	149,459	46,216	155,210
Shareholder reports	88,661	85,989	98,908
Insurance	33,403	11,159	31,066
Audit and tax	28,620	30,458	45,443
Legal fees	34,281	11,055	45,082
Registration fees	16,894	14,295	19,141
Offering costs	—	—	—
Other expense	23,043	7,958	26,902
Interest expense	—	—	—

Total Expenses	5,435,665	2,164,477	6,503,919
Less: Fee waivers and/or expense reimbursement (Note 2)	(1,669,632)	(707,929)	(1,297,096)

Net Expenses	3,766,033	1,456,548	5,206,823

Net Investment Income	$11,787,439	$1,277,429	$9,800,356

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS (NOTES 1 AND 3):

Net Realized Gain (Loss) from:

Unaffiliated investments	$40,064,376	$14,065,972	$(14,902,452	)(a)
Affiliated investments	51,099	—	—
Futures contracts	(1,177,979)	(411,315)	(203,085)
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	(457)
Foreign currency translations	47,516	34,169	27,695

Net Realized Gain (Loss)	38,985,012	13,688,826	(15,078,299)

Change in Net Unrealized Appreciation (Depreciation) from:

Unaffiliated investments	(100,735,759)	(46,207,178)	(73,754,462)
Affiliated investments	(312,389)	—	—
Futures contracts	528,939	174,899	114,585
Options contracts written	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency translations	4	737	(109,526)

Change in Net Unrealized Appreciation (Depreciation):	(100,519,205)	(46,031,542)	(73,749,403)

Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Translations	(61,534,193)	(32,342,716)	(88,827,702)

Total Increase (Decrease) in Net Assets from Operations	$(49,746,754)	$(31,065,287)	$(79,027,346)

(a)	Includes foreign capital gains tax of $66 and $2,687 for International Equity Fund and Emerging Markets Equity Fund, respectively.
(b)	Net increase in accrued foreign capital gains taxes of $109,187 for Emerging Markets Equity Fund.

See Notes to Financial Statements.

Emerging Markets Equity Fund		Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$4,750,835		$4,006	$18,893	$—	$—	$—	$—	$252,921
—		—	—	—	—	—	—	—
142,370		14,817,067	1,681,772	1,899,223	1,021,021	1,521,244	8,049,343	—
—		26,277	—	—	—	—	216	—
58,658		1,523	4,029	—	—	—	—	—
(486,886)		—	—	—	—	—	—	—

4,464,977		14,848,873	1,704,694	1,899,223	1,021,021	1,521,244	8,049,559	252,921

2,129,819		1,691,182	191,527	351,927	124,411	578,540	1,259,564	59,832
30,473		52,495	3,259	9,820	4,126	15,491	31,760	1,238
286,912		397,051	99,019	180,577	50,534	98,625	138,431	37,639
42,019		70,058	3,379	12,592	5,005	19,609	40,799	525
75,509		79,264	2,642	57,445	2,433	95,195	113,237	2,439
10,227		16,632	2,918	2,663	1,331	4,540	8,586	85
61,909		53,409	26,323	54,294	25,068	41,786	25,384	9,731
15,836		27,667	683	2,899	1,203	5,125	15,543	1,164
16,666		16,537	10,023	10,179	8,880	14,976	18,712	1,591
—		—	—	—	—	—	—	18,142
4,012		10,183	732	12,986	783	3,662	7,825	449
—		1,180	—	106,249	—	643,047	681,573	—

2,673,382		2,415,658	340,505	801,631	223,774	1,520,596	2,341,414	132,835
(737,281)		(72,811)	(55,172)	(35,652)	—	(58,822)	(128,969)	(64,948)

1,936,101		2,342,847	285,333	765,979	223,774	1,461,774	2,212,445	67,887

$2,528,876		$12,506,026	$1,419,361	$1,133,244	$797,247	$59,470	$5,837,114	$185,034

$(7,381,676	)(a)	$(1,025,000)	$(419,632)	$(289,721)	$95,549	$(1,623,948)	$608,334	$(130,569)
—		—	—	—	—	—	—	—
(186,205)		124,534	—	(562,480)	(27)	(211,572)	(2,507,292)	—
—		1,762,421	—	150,175	—	129,070	—	—
—		—	—	10,230	—	(2,078)	(22,004)	—
—		144,554	—	494,623	—	(52,748)	(486,986)	—
—		(2,400)	—	2,010,777	—	837,156	895,850	—
(49,261)		15,994	—	(518,451)	—	(68,047)	39,842	—

(7,617,142)		1,020,103	(419,632)	1,295,153	95,522	(992,167)	(1,472,256)	(130,569)

11,302,858	(b)	4,369,872	(527,808)	699,756	746,640	1,078,226	494,665	41,580
—		11,254	—	—	—	—	2,161	—
150,292		(289,117)	—	621,758	13,750	(179,388)	794,793	—
—		(20,467)	—	2,571	—	12,375	—	—
—		87,788	—	(1,149,643)	—	134,869	(535,560)	—
—		512,901	—	692,898	—	(939,872)	168,760	—
21,758		7,129	—	(408,967)	—	23,130	(90,193)	—

11,474,908		4,679,360	(527,808)	458,373	760,390	129,340	834,626	41,580

3,857,766		5,699,463	(947,440)	1,753,526	855,912	(862,827)	(637,630)	(88,989)

$6,386,642		$18,205,489	$471,921	$2,886,770	$1,653,159	$(803,357)	$5,199,484	$96,045

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2019 (unaudited) and Year Ended August 31, 2018

	Large Cap Equity Fund		Small-Mid Cap Equity Fund
	2019	2018	2019	2018
OPERATIONS:

Net investment income	$11,787,439	$22,321,653	$1,277,429	$2,980,795
Net realized gain (loss)	38,985,012	172,845,327	13,688,826	80,126,956
Change in unrealized appreciation (depreciation)	(100,519,205)	107,631,587	(46,031,542)	49,982,388

Increase (Decrease) in Net Assets from Operations	(49,746,754)	302,798,567	(31,065,287)	133,090,139

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):

Distributable earnings	(178,205,387)	(79,134,937)*	(61,098,943)	(24,675,020)*
Tax return of capital	—	—	—	—

Decrease in Net Assets from Distributions to Shareholders	(178,205,387)	(79,134,937)	(61,098,943)	(24,675,020)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	100,482,905	220,015,930	40,350,062	104,187,172
Reinvestment of distributions	178,200,572	79,132,993	61,098,668	24,674,928
Cost of shares repurchased	(191,802,627)	(473,065,474)	(58,597,142)	(390,950,259)

Increase (Decrease) in Net Assets from Fund Share Transactions	86,880,850	(173,916,551)	42,851,588	(262,088,159)

Increase (Decrease) in Net Assets	(141,071,291)	49,747,079	(49,312,642)	(153,673,040)
NET ASSETS:

Beginning of year/period	1,736,533,138	1,686,786,059	520,398,818	674,071,858

End of year	$1,595,461,847	$1,736,533,138 †	$471,086,176	$520,398,818 †

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets is presented for comparative purposes to the financial statements for the six months ended February 28, 2019, which conform to the Securities Exchange Commission’s Final Rule on Disclosure Update and Simplification which was effective November 5, 2018.

*  Distributions to Shareholders for the year ended August 31, 2018 were as follows:

		Large Cap Equity Fund		Small-Mid Cap Equity Fund
		2018		2018
Net investment income		$(21,359,060)		$(1,094,809)
Net realized gains		$(57,775,877)		$(23,580,211)
† Undistributed net investment income for the year ended August 31, 2018 were as follows:		$12,112,827		$2,906,926

See Notes to Financial Statements.

International Equity Fund		Emerging Markets Equity Fund		Core Fixed Income Fund		High Yield Fund
2019	2018	2019	2018	2019	2018	2019	2018

$9,800,356	$31,279,024	$2,528,876	$7,229,954	$12,506,026	$19,611,648	$1,419,361	$5,527,550
(15,078,299)	65,579,169	(7,617,142)	18,505,790	1,020,103	(8,277,996)	(419,632)	2,800,897
(73,749,403)	(62,778,263)	11,474,908	(53,729,979)	4,679,360	(21,354,412)	(527,808)	(4,428,567)

(79,027,346)	34,079,930	6,386,642	(27,994,235)	18,205,489	(10,020,760)	471,921	3,899,880

(31,325,356)	(21,730,393)*	(7,592,456)	(6,507,933)*	(13,136,209)	(21,361,519)*	(1,485,619)	(5,677,244)*
—	—	—	—	—	(619,911)	—	—

(31,325,356)	(21,730,393)	(7,592,456)	(6,507,933)	(13,136,209)	(21,981,430)	(1,485,619)	(5,677,244)

135,743,806	590,554,489	38,494,460	131,641,530	64,696,022	302,094,146	6,603,639	25,831,513
31,325,332	21,730,372	7,592,437	6,507,915	13,136,282	21,984,592	1,485,785	5,678,670
(142,706,498)	(192,189,924)	(43,195,388)	(93,562,827)	(100,840,121)	(135,236,482)	(11,207,532)	(143,948,790)

24,362,640	420,094,937	2,891,509	44,586,618	(23,007,817)	188,842,256	(3,118,108)	(112,438,607)

(85,990,062)	432,444,474	1,685,695	10,084,450	(17,938,537)	156,840,066	(4,131,806)	(114,215,971)

1,676,535,502	1,244,091,028	497,766,393	487,681,943	866,917,811	710,077,745	58,463,346	172,679,317

$1,590,545,440	$1,676,535,502 †	$499,452,088	$497,766,393 †	$848,979,274	$866,917,811 †	$54,331,540	$58,463,346 †

	International Equity Fund		Emerging Markets Equity Fund		Core Fixed Income Fund		High Yield Fund
	2018		2018		2018		2018
	$(21,730,393)		$(6,507,933)		$(21,361,519)		$(5,677,244)
	$—		$—		$—		$—

	$31,326,592		$6,153,503		$264,111		$1,166,148

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2019 (unaudited) and Year Ended August 31, 2018

	International Fixed Income Fund		Municipal Bond Fund
	2019	2018	2019	2018
OPERATIONS:

Net investment income (loss)	$1,133,244	$2,591,102	$797,247	$1,582,831
Net realized gain (loss)	1,295,153	1,288,073	95,522	320,471
Change in unrealized appreciation (depreciation)	458,373	(574,567)	760,390	(2,058,138)

Increase (Decrease) in Net Assets from Operations	2,886,770	3,304,608	1,653,159	(154,836)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):

Distributable earnings	(4,871,339)	(1,759,541)*	(974,282)	(1,581,149)*

Decrease in Net Assets from Distributions to Shareholders	(4,871,339)	(1,759,541)	(974,282)	(1,581,149)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	9,377,984	26,110,756	10,433,483	14,408,545
Reinvestment of distributions	4,871,339	1,759,541	974,263	1,580,926
Cost of shares repurchased	(16,349,268)	(32,621,820)	(13,087,520)	(8,566,766)

Increase (Decrease) in Net Assets from Fund Share Transactions	(2,099,945)	(4,751,523)	(1,679,774)	7,422,705

Increase (Decrease) in Net Assets	(4,084,514)	(3,206,456)	(1,000,897)	5,686,720
NET ASSETS:

Beginning of year/period	144,596,669	147,803,125	63,624,030	57,937,310

End of year/period	$140,512,155	$144,596,669 †	$62,623,133	$63,624,030 †

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets is presented for comparative purposes to the financial statements for the six months ended February 28, 2019, which conform to the Securities Exchange Commission’s Final Rule on Disclosure Update and Simplification which was effective November 5, 2018.

*  Distributions to Shareholders for the year/period ended August 31, 2018 were as follows:

		International Fixed Income Fund		Municipal Bond Fund
		2018		2018
Net investment income		$(1,759,541)		$(1,581,149)
† Undistributed net investment income for the year/period ended August 31, 2018 were as follows:		$3,325,292		$420,955
(a) The period from Fund inception (February 15, 2018) through the period ended August 31, 2018.

See Notes to Financial Statements.

Inflation-Linked Fixed Income Fund		Ultra-Short Term Fixed Income Fund		Alternative Strategies Fund
2019	2018	2019	2018	2019	2018(a)

$59,470	$6,695,369	$5,837,114	$6,991,652	$185,034	$(16,932)
(992,167)	(489,734)	(1,472,256)	1,532,766	(130,569)	(2,981)
129,340	(4,729,345)	834,626	(810,625)	41,580	25,187

(803,357)	1,476,290	5,199,484	7,713,793	96,045	5,274

(2,440,193)	(7,721,464)*	(6,810,070)	(8,446,300)*	(95,504)	— *

(2,440,193)	(7,721,464)	(6,810,070)	(8,446,300)	(95,504)	—

16,416,299	91,224,733	50,339,707	274,391,020	11,380,977	5,854,954
2,440,394	7,722,192	6,811,517	8,446,487	95,504	—
(24,557,194)	(43,271,943)	(56,711,661)	(50,699,785)	(3,795,052)	(131,167)

(5,700,501)	55,674,982	439,563	232,137,722	7,681,429	5,723,787

(8,944,051)	49,429,808	(1,171,023)	231,405,215	7,681,970	5,729,061

239,918,450	190,488,642	507,135,430	275,730,215	5,729,061	—

$230,974,399	$239,918,450 †	$505,964,407	$507,135,430 †	$13,411,031	$5,729,061 †

	Inflation-Linked Fixed Income Fund		Ultra-Short Term Fixed Income Fund		Alternative Strategies Fund
	2018		2018		2018(a)
	$(7,721,464)		$(8,446,300)		$—
	$395,911		$793,633		$—

See Notes to Financial Statements.

Statements of Cash Flows

For the Six Months Ended February 28, 2019 (unaudited)

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund
Cash Flows Provided by/Used in Operating Activities:
Net increase/decrease in net assets from operations	$2,886,770	$(803,357)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash and foreign currency provided by/used in operating activities:
Purchases of long-term investments	(210,448,235)	(109,787,980)
Proceeds from the sale and maturity of long-term investments	212,735,702	111,827,782
Proceeds from short-term investments, net	8,611,495	1,497,150
Increase to the principal amount of inflation-indexed bonds	25,764	699,054
Change in net unrealized appreciation/depreciation from unaffiliated investments	(699,756)	(1,078,226)
Change in net unrealized appreciation/depreciation from option contracts written	(2,571)	(12,375)
Change in net unrealized appreciation/depreciation from OTC swap contracts	160,860	33,797
Increase/Decrease in variation margin on centrally cleared swap contracts	122,963	(152,535)
Net amortization (accretion) of premiums (discounts) of investments	52,768	(309,961)
Net realized loss from unaffiliated investments	289,721	1,623,948
Increase/Decrease in premium received on written options	(5,901)	114,867
Increase in variation margin on futures contracts	(56,208)	(62,847)
Increase/Decrease in receivable for securities sold	(96,949)	778,113
Increase in receivable for TBA securities sold	(7,160,789)	(56,397)
Decrease in dividends and interest receivable from unaffiliated investments	7,483	74,101
Increase/Decrease in deposits for collateral with counterparty	268,000	(182,000)
Increase/Decrease in net upfront payments received/paid on OTC swap contracts	29,888	(64,109)
Increase in prepaid expenses	(4,349)	(17,566)
Decrease in unrealized appreciation on open forward foreign currency contracts	130,405	1,029,755
Increase/Decrease in payable for securities purchased	(1,530,891)	2,700,151
Increase/Decrease in payable for TBA securities purchased	7,490,567	(4,383,169)
Decrease in payable for forward sale commitments	—	(5,775)
Increase/Decrease in deposits for collateral from counterparty	250,000	(940,000)
Decrease in investment management fee payable	(6,755)	(11,789)
Decrease in interest expense payable	(13,230)	(46,766)
Decrease in custody fee payable	(66,043)	(29,131)
Increase/Decrease in transfer agent fees payable	(487)	141
Decrease in unrealized depreciation on open forward foreign currency contracts	(823,303)	(89,883)
Increase in accrued expenses	3,443	8,405

Net cash and foreign currency provided by operating activities	12,150,362	2,353,398

Cash Flows Provided by/Used in Financing Activities
Payments on/Proceeds from reverse repurchase agreements	(5,284,810)	4,683,597
Proceeds from sale of shares	9,468,668	16,490,268
Cost of shares repurchased	(16,355,420)	(24,715,464)

Net cash and foreign currency used in financing activities	(12,171,562)	(3,541,599)

Net decrease in cash and foreign currency (a)	(21,200)	(1,188,201)

Cash and Foreign Currency:
Cash and foreign currency at beginning of the period	116,590	1,512,020

Cash and foreign currency at end of the period	$95,390	$323,819

Non-Cash Financing Activities:
Reinvestment of distributions	$4,871,339	$2,440,394

(a)	Includes net change in unrealized appreciation (depreciation) on foreign currency of $8,874 and $27,173 for International Fixed Income Fund and Inflation-Linked Fixed Income Fund, respectively.

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Cap Equity Fund
	2019(1)		2018	2017	2016	2015		2014
Net Asset Value, Beginning of Period	$21.31		$18.76	$17.06	$20.63	$22.19		$19.29

Income (Loss) from Operations:
Net investment income(2)	0.14		0.26	0.25	0.19	0.08		0.07
Net realized and unrealized gain (loss)	(0.85)		3.18	2.05	1.15	0.87		4.47

Total Income (Loss) from Operations	(0.71)		3.44	2.30	1.34	0.95		4.54

Less Distributions from:
Net investment income	(0.34)		(0.24)	(0.27)	(0.11)	(0.07)		(0.11)
Net realized gain	(1.90)		(0.65)	(0.33)	(4.80)	(2.44)		(1.53)

Total Distributions	(2.24)		(0.89)	(0.60)	(4.91)	(2.51)		(1.64)

Net Asset Value, End of Period	$18.36		$21.31	$18.76	$17.06	$20.63		$22.19

Total Return†(3)	(2.61	)%(7)	18.89%	13.86%	7.08%	4.39	%(4)	24.35%
Net Assets, End of Period (millions)	$1,595		$1,737	$1,687	$1,709	$1,353		$1,780
Ratios to Average Net Assets:
Gross expenses	0.69	%(5)	0.69%	0.69%	0.69%	0.68%		0.67%
Net expenses(6)	0.48	(5)	0.48	0.48	0.56	0.68		0.67
Net investment income	1.50	(5)	1.29	1.40	1.10	0.36		0.33
Portfolio Turnover Rate	7	%(7)	29%	18%	105%	66%		56%

(1)	For the six months ended February 28, 2019 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results. Effective October 1, 2018, the new advisory program charge is 2.00%.

(4)

The Manager contributed a non-recourse voluntary reimbursement to Large Cap Equity Fund. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the impact was less than 0.005% to the total return for Large Cap Equity Fund.

(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.
†

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small-Mid Cap Equity Fund
	2019(1)		2018	2017	2016	2015		2014
Net Asset Value, Beginning of Period	$23.06		$19.53	$17.40	$24.39	$28.53		$25.22

Income (Loss) from Operations:
Net investment income (loss)(2)	0.05		0.10	0.10	0.05	(0.12)		(0.12)
Net realized and unrealized gain (loss)	(1.64)		4.14	2.39	(1.22)	1.93		4.36

Total Income (Loss) from Operations	(1.59)		4.24	2.49	(1.17)	1.81		4.24

Less Distributions from:
Net investment income	(0.10)		(0.03)	(0.06)	—	—		—
Net realized gain	(2.65)		(0.68)	(0.30)	(5.82)	(5.95)		(0.93)

Total Distributions	(2.75)		(0.71)	(0.36)	(5.82)	(5.95)		(0.93)

Net Asset Value, End of Period	$18.72		$23.06	$19.53	$17.40	$24.39		$28.53

Total Return†(3)	(5.65	)%(7)	22.17%	14.49%	(5.51)%	7.36	%(4)	16.91%
Net Assets, End of Period (millions)	$471		$520	$674	$475	$229		$296
Ratios to Average Net Assets:
Gross expenses	0.95	%(5)	0.92%	0.94%	0.99%	0.93%		0.92%
Net expenses(6)	0.64	(5)	0.61	0.63	0.79	0.93		0.92
Net investment income (loss)	0.56	(5)	0.47	0.52	0.28	(0.45)		(0.42)
Portfolio Turnover Rate	16	%(7)	34%	34%	151%	89%		80%

(1)	For the six months ended February 28, 2019 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results. Effective October 1, 2018, the new advisory program charge is 2.00%.

(4)

The Manager contributed a non-recourse voluntary reimbursement to Small-Mid Cap Equity Fund. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the total return for Small-Mid Cap Equity Fund was 7.27%.

(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.
†

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Fund
	2019(1)		2018	2017	2016	2015		2014
Net Asset Value, Beginning of Period	$12.64		$12.34	$10.83	$10.91	$12.03		$10.92

Income (Loss) from Operations:
Net investment income(2)	0.07		0.27	0.24	0.21	0.21		0.22
Net realized and unrealized gain (loss)	(0.66)		0.24	1.56	(0.10)	(1.13)		1.03

Total Income (Loss) from Operations	(0.59)		0.51	1.80	0.11	(0.92)		1.25

Less Distributions from:
Net investment income	(0.24)		(0.21)	(0.29)	(0.19)	(0.20)		(0.14)

Net Asset Value, End of Period	$11.81		$12.64	$12.34	$10.83	$10.91		$12.03

Total Return†(3)	(4.56	)%(7)	4.15%	17.14%	0.96%	(7.68	)%(4)	11.45%
Net Assets, End of Period (millions)	$1,591		$1,677	$1,244	$1,122	$1,202		$1,149
Ratios to Average Net Assets:
Gross expenses	0.84	%(5)	0.83%	0.83%	0.82%	0.81%		0.81%
Net expenses(6)	0.67	(5)	0.66	0.65	0.76	0.79		0.77
Net investment income	1.27	(5)	2.07	2.15	2.02	1.80		1.83
Portfolio Turnover Rate	14	%(7)	41%	27%	64%	80%		95%

(1)	For the six months ended February 28, 2019 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results. Effective October 1, 2018, the new advisory program charge is 2.00%.

(4)

The Manager contributed a non-recourse voluntary reimbursement to International Equity Fund. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the total return for International Equity Fund was (7.94)%.

(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.
†

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Fund
	2019(1)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.29		$15.33	$12.36	$10.87	$14.54	$13.67

Income (Loss) from Operations:
Net investment income(2)	0.07		0.22	0.20	0.13	0.17	0.20
Net realized and unrealized gain (loss)	0.11		(1.06)	2.90	1.51	(3.64)	2.36

Total Income (Loss) from Operations	0.18		(0.84)	3.10	1.64	(3.47)	2.56

Less Distributions from:
Net investment income	(0.22)		(0.20)	(0.13)	(0.15)	(0.20)	(0.29)
Net realized gain	—		—	—	—	—	(1.40)

Total Distributions	(0.22)		(0.20)	(0.13)	(0.15)	(0.20)	(1.69)

Net Asset Value, End of Period	$14.25		$14.29	$15.33	$12.36	$10.87	$14.54

Total Return†(3)	1.38	%(6)	(5.55)%	25.48%	15.31%	(24.08)%	19.97%
Net Assets, End of Period (millions)	$499		$498	$488	$428	$464	$385
Ratios to Average Net Assets:
Gross expenses	1.13	%(4)	1.11%	1.14%	1.13%	1.08%	1.09%
Net expenses(5)	0.82	(4)	0.80	0.86	0.96	0.96	0.99
Net investment income	1.07	(4)	1.42	1.51	1.15	1.34	1.49
Portfolio Turnover Rate	8	%(6)	24%	27%	99%	41%	29%

(1)	For the six months ended February 28, 2019 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results. Effective October 1, 2018, the new advisory program charge is 2.00%.

(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Not annualized.
†

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Fund
	2019(1)		2018	2017		2016		2015		2014
Net Asset Value, Beginning of Period	$7.86		$8.19	$8.41		$8.23		$8.44		$8.17

Income (Loss) from Operations:
Net investment income(2)	0.11		0.20	0.19		0.20		0.17		0.18
Net realized and unrealized gain (loss)	0.06		(0.31)	(0.11)		0.27		(0.06)		0.31

Total Income (Loss) from Operations	0.17		(0.11)	0.08		0.47		0.11		0.49

Less Distributions from:
Net investment income	(0.12)		(0.21)	(0.22)		(0.23)		(0.20)		(0.22)
Tax return of capital	—		(0.01)	—		—		—		—
Net realized gain	—		—	(0.08)		(0.06)		(0.12)		—

Total Distributions	(0.12)		(0.22)	(0.30)		(0.29)		(0.32)		(0.22)

Net Asset Value, End of Period	$7.91		$7.86	$8.19		$8.41		$8.23		$8.44

Total Return†(3)	2.20	%(7)	(1.35)%	1.07%		5.84%		1.35%		6.10%
Net Assets, End of Period (millions)	$849		$867	$710		$722		$859		$799
Ratios to Average Net Assets:
Gross expenses	0.57	%(4)(5)	0.57%	0.58	%(4)	0.55	%(4)	0.54	%(4)	0.53	%(4)
Net expenses(6)	0.55	(4)(5)	0.56	0.56	(4)	0.54	(4)	0.55	(4)	0.53	(4)
Net investment income	2.96	(5)	2.49	2.32		2.42		2.06		2.19
Portfolio Turnover Rate	103	%(7)	253%	236%		245%		326%		446%

(1)	For the six months ended February 28, 2019 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results. Effective October 1, 2018, the new advisory program charge is 2.00%.

(4)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents less than 0.005%.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.
†

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Fund
	2019(1)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$3.77		$3.86	$3.78	$3.88	$4.41	$4.27

Income (Loss) from Operations:
Net investment income(2)	0.09		0.20	0.22	0.23	0.24	0.24
Net realized and unrealized gain (loss)	(0.06)		(0.08)	0.10	(0.09)	(0.50)	0.17

Total Income (Loss) from Operations	0.03		0.12	0.32	0.14	(0.26)	0.41

Less Distributions from:
Net investment income	(0.10)		(0.21)	(0.24)	(0.24)	(0.27)	(0.27)

Net Asset Value, End of Period	$3.70		$3.77	$3.86	$3.78	$3.88	$4.41

Total Return†(3)	0.89	%(6)	3.20%	8.38%	4.02%	(6.14)%	9.75%
Net Assets, End of Period (millions)	$54		$58	$173	$325	$254	$258
Ratios to Average Net Assets:
Gross expenses	1.24	%(4)	1.17%	0.95%	0.88%	0.90%	0.92%
Net expenses(5)	1.04	(4)	0.97	0.75	0.70	0.74	0.76
Net investment income	5.19	(4)	5.27	5.65	6.21	5.74	5.53
Portfolio Turnover Rate	20	%(6)	57%	72%	64%	42%	57%

(1)	For the six months ended February 28, 2019 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results. Effective October 1, 2018, the new advisory program charge is 2.00%.

(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Not annualized.
†

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Fund
	2019(1)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.86		$7.78	$7.79	$7.61	$8.04	$8.02

Income from Operations:
Net investment income(2)	0.06		0.14	0.14	0.13	0.13	0.16
Net realized and unrealized gain (loss)	0.10		0.03	(0.07)	0.56	(0.09)	0.40

Total Income from Operations	0.16		0.17	0.07	0.69	0.04	0.56

Less Distributions from:
Net investment income	(0.27)		(0.09)	(0.08)	(0.51)	(0.47)	(0.54)

Net Asset Value, End of Period	$7.75		$7.86	$7.78	$7.79	$7.61	$8.04

Total Return†(3)	2.10	%(7)	2.25%	0.98%	9.56%	0.44%	7.36%
Net Assets, End of Period (millions)	$141		$145	$148	$192	$223	$267
Ratios to Average Net Assets:
Gross expenses(4)	1.14	%(5)	1.01%	1.06%	0.87%	0.87%	0.76%
Net expenses(4)	1.09	(5)(6)	0.95 (6)	1.01 (6)	0.83 (6)	0.87	0.76
Net investment income	1.61	(5)	1.76	1.82	1.71	1.61	2.00
Portfolio Turnover Rate	135	%(7)	203%	268%	199%	416%	397%

(1)	For the six months ended February 28, 2019 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results. Effective October 1, 2018, the new advisory program charge is 2.00%.

(4)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents 0.15% (annualized), 0.04%, 0.11%, 0.04%, 0.10% and 0.04%, respectively.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.
†

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Fund
	2019(1)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.11		$9.37	$9.93	$9.65	$9.76	$9.21

Income (Loss) from Operations:
Net investment income(2)	0.12		0.24	0.27	0.28	0.28	0.29
Net realized and unrealized gain (loss)	0.13		(0.26)	(0.31)	0.30	(0.06)	0.55

Total Income (Loss) from Operations	0.25		(0.02)	(0.04)	0.58	0.22	0.84

Less Distributions from:
Net investment income	(0.12)		(0.24)	(0.27)	(0.28)	(0.28)	(0.29)
Net realized gain	(0.03)		—	(0.25)	(0.02)	(0.05)	—

Total Distributions	(0.15)		(0.24)	(0.52)	(0.30)	(0.33)	(0.29)

Net Asset Value, End of Period	$9.21		$9.11	$9.37	$9.93	$9.65	$9.76

Total Return†(3)	2.68	%(5)	(0.21)%	(0.22)%	6.14%	2.32%	9.24%
Net Assets, End of Period (millions)	$63		$64	$58	$69	$85	$78
Ratios to Average Net Assets:
Gross expenses	0.72	%(4)	0.72%	0.75%	0.68%	0.66%	0.59%
Net expenses	0.72	(4)	0.72	0.75	0.68	0.66	0.59
Net investment income	2.56	(4)	2.61	2.85	2.87	2.91	3.03
Portfolio Turnover Rate	20	%(5)	18%	13%	16%	8%	19%

(1)	For the six months ended February 28, 2019 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results. Effective October 1, 2018, the new advisory program charge is 2.00%.

(4)	Annualized.
(5)	Not annualized.
†

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Inflation-Linked Fixed Income Fund
	2019(1)		2018	2017	2016(2)
Net Asset Value, Beginning of Period	$9.79		$10.08	$10.23	$10.00

Income (Loss) from Operations:
Net investment income(3)	—		0.30	0.23	0.14
Net realized and unrealized gain (loss)	(0.03)		(0.25)	(0.13)	0.32

Total Income (Loss) from Operations	(0.03)		0.05	0.10	0.46

Less Distributions from:
Net investment income	(0.10)		(0.34)	(0.24)	(0.23)
Net realized gain	—		—	(0.01)	—

Total Distributions	(0.10)		(0.34)	(0.25)	(0.23)

Net Asset Value, End of Period	$9.66		$9.79	$10.08	$10.23

Total Return†(4)	(0.28	)%(8)	0.55%	1.05%	4.59	%(8)
Net Assets, End of Period (millions)	$231		$240	$190	$159
Ratios to Average Net Assets:
Gross expenses(5)	1.31	%(6)	1.27%	1.15%	1.03	%(6)
Net expenses(5)(7)	1.26	(6)	1.22	1.10	0.99	(6)
Net investment income	0.05	(6)	3.07	2.25	2.91	(6)
Portfolio Turnover Rate	41	%(8)	72%	120%	35	%(8)

(1)	For the six months ended February 28, 2019 (unaudited).
(2)	For the period from Fund inception (March 8, 2016) through the period ended August 31, 2016.
(3)	Per share amounts have been calculated using the average shares method.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results. Effective October 1, 2018, the new advisory program charge is 2.00%.

(5)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents 0.56% (annualized), 0.49%, 0.29% and 0.19%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Not annualized.
†

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Ultra-Short Term Fixed Income Fund
	2019(1)		2018	2017	2016(2)
Net Asset Value, Beginning of Period	$9.97		$9.99	$10.00	$10.00

Income from Operations:
Net investment income(3)	0.11		0.19	0.13	0.07
Net realized and unrealized gain (loss)	(0.01)		0.02	0.08	0.02

Total Income from Operations	0.10		0.21	0.21	0.09

Less Distributions from:
Net investment income	(0.13)		(0.23)	(0.22)	(0.09)

Net Asset Value, End of Period	$9.94		$9.97	$9.99	$10.00

Total Return†(4)	1.05	%(8)	2.09%	2.14%	0.89	%(8)
Net Assets, End of Period (millions)	$506		$507	$276	$162
Ratios to Average Net Assets:
Gross expenses(5)	0.93	%(6)	0.71%	0.84%	0.81	%(6)
Net expenses(5)(7)	0.88	(6)	0.66	0.79	0.77	(6)
Net investment income	2.32	(6)	1.90	1.29	1.47	(6)
Portfolio Turnover Rate	46	%(8)	128%	103%	100	%(8)

(1)	For the six months ended February 28, 2019 (unaudited).
(2)	For the period from Fund inception (March 8, 2016) through the period ended August 31, 2016.
(3)	Per share amounts have been calculated using the average shares method.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results. Effective October 1, 2018, the new advisory program charge is 2.00%.

(5)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents 0.27% (annualized), 0.04%, 0.05% and 0.02%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Not annualized.
†

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Alternative Strategies Fund
	2019(1)		2018(2)
Net Asset Value, Beginning of Period	$9.88		$10.00

(Loss) from Operations:
Net investment income (loss)(3)	0.18		(0.09)
Net realized and unrealized (loss)	(0.29)		(0.03)

Total (Loss) from Operations	(0.11)		(0.12)

Less Distributions from:
Net investment income	(0.07)		—

Net Asset Value, End of Period	$9.70		$9.88

Total Return†(4)	(1.07	)%(7)	(1.20	)%(7)
Net Assets, End of Period (millions)	$13		$6
Ratios to Average Net Assets:
Gross expenses	2.66	%(5)	11.00	%(5)
Net expenses(6)	1.36	(5)	1.95	(5)
Net investment income (loss)	3.71	(5)	(1.72	)(5)
Portfolio Turnover Rate	24	%(7)	14	%(7)

(1)	For the six months ended February 28, 2019 (unaudited).
(2)	For the period from Fund inception (February 15, 2018) through the period ended August 31, 2018.
(3)	Per share amounts have been calculated using the average shares method.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results. Effective October 1, 2018, the new advisory program charge is 2.00%.

(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.
†

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (formerly known as Consulting Group Capital Markets Funds) (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result

Notes to Financial Statements

(unaudited) (continued)

in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated

Notes to Financial Statements

(unaudited) (continued)

by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at February 28, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$126,080,056	$126,080,056	$—	$—
Consumer Discretionary	156,609,838	156,609,838	—	—
Consumer Staples	90,701,885	90,701,885	—	—
Energy	83,638,212	83,638,212	—	—
Financials	184,644,750	184,644,750	—	—
Health Care	239,757,096	239,757,096	—	—
Industrials	138,488,246	138,488,246	—	—
Information Technology	329,833,043	329,833,043	—	—
Materials	50,042,119	50,042,119	—	—
Real Estate	38,480,421	38,480,421	—	—
Utilities	31,659,688	31,659,688	—	—
Closed End Mutual Fund Security:
Financials	78,739,200	78,739,200	—	—
Short-Term Investments:
Money Market Fund	5,166,691	5,166,691	—	—
Time Deposits	33,375,080	—	33,375,080	—

Total Investments, at Value	$1,587,216,325	$1,553,841,245	$33,375,080	$—

Other Financial Instruments — Assets
Futures Contracts	$970,578	$970,578	$—	$—

Total Other Financial Instruments — Assets	$970,578	$970,578	$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2019		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$7,940,718		$7,940,718	$—	$—
Consumer Discretionary	51,163,999		51,163,999	—	—
Consumer Staples	7,079,851		7,079,851	—	—
Energy	11,469,014		11,469,014	—	—
Financials	52,779,570		52,779,570	—	—
Health Care	71,428,455		71,428,300	—	155
Industrials	83,833,513		83,833,513	—	—
Information Technology	95,314,049		95,314,049	—	—
Materials	22,015,559	*	22,015,065	—	494	*
Real Estate	27,953,710		27,953,710	—	—
Utilities	7,752,056		7,752,056	—	—
Closed End Mutual Fund Security:
Financials	17,274,448		17,274,448	—	—
Convertible Preferred Stock:
Utilities	449,415		449,415	—	—
Corporate Bond & Note	382,877		—	382,877	—
Short-Term Investments:
Money Market Fund	12,849,116		12,849,116	—	—
Time Deposits	12,233,239		—	12,233,239	—

Total Investments, at Value	$481,919,589	*	$469,302,824	$12,616,116	$649	*

Other Financial Instruments — Assets
Futures Contracts	$225,257		$225,257	$—	$—

Total Other Financial Instruments — Assets	$225,257		$225,257	$—	$—

International Equity Fund
Investments, at Value
Common Stocks:
France	$146,253,883		$3,689,453	$142,564,430	$—
Germany	117,348,037		—	117,348,037	—
Japan	303,184,675		—	303,184,675	—
Switzerland	149,566,592		—	149,566,592	—
United Kingdom	264,989,890		869,579	264,120,311	—
Other Countries**	550,336,091		101,792,866	448,543,225	—
Preferred Stocks:
Brazil	823,492		823,492	—	—
Germany	13,352,670		—	13,352,670	—
Closed End Mutual Fund Securities:
United States	2,080,750		2,080,750	—	—
Short-Term Investments:
Money Market Fund	16,414,233		16,414,233	—	—
Time Deposits	36,330,244		—	36,330,244	—

Total Investments, at Value	$1,600,680,557		$125,670,373	$1,475,010,184	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2019		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Other Financial Instruments — Assets
Futures Contracts	$104,841		$104,841	$—	$—

Total Other Financial Instruments — Assets	$104,841		$104,841	$—	$—

Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
Brazil	$30,876,052		$30,876,052	$—	$—
China	124,392,225		36,555,671	87,836,294	260
India	42,312,795		5,801,670	36,511,125	—
Russia	26,663,115		22,517,203	4,145,912	—
South Africa	34,415,288		—	34,415,288	—
South Korea	50,015,367		—	50,015,367	—
Taiwan	32,137,145		—	32,137,145	—
Other Countries**	133,380,794		32,216,089	101,164,705	—
Preferred Stocks:
Brazil	7,582,319		7,582,319	—	—
Chile	194,455		194,455	—	—
Colombia	264,112		264,112	—	—
Russia	181,314		181,314	—	—
South Korea	4,177,897		—	4,177,897	—
Short-Term Investments:
Money Market Fund	5,620,493		5,620,493	—	—
Time Deposits	12,314,822		—	12,314,822	—

Total Investments, at Value	$504,528,193		$141,809,378	$362,718,555	$260

Other Financial Instruments — Assets
Futures Contract	$91,402		$91,402	$—	$—

Total Other Financial Instruments — Assets	$91,402		$91,402	$—	$—

Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$286,467,994	*	$—	$286,467,994	$—	*
Mortgage-Backed Securities	240,245,246		—	240,245,246	—
U.S. Government Agencies & Obligations	181,072,465		—	181,072,465	—
Collateralized Mortgage Obligations	86,755,440		—	86,755,440	—
Sovereign Bonds	23,182,751		—	23,182,751	—
Asset-Backed Securities	11,722,476		—	11,722,476	—
Senior Loans	6,255,610		—	6,255,610	—
Municipal Bonds	3,686,686		—	3,686,686	—
Preferred Stock:
Financials	98,762		98,762	—	—
Purchased Options	291,673		171,844	119,829	—
Short-Term Investments:
Certificate of Deposit	2,250,000		—	2,250,000	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Commercial Papers	$5,385,843	$—	$5,385,843	$—
Money Market Fund	286,605	286,605	—	—
Repurchase Agreement	18,000,000	—	18,000,000	—
Time Deposits	15,480,509	—	15,480,509	—
U.S. Government Agencies	1,975,927	—	1,975,927	—
U.S. Government Obligations	8,883,773	—	8,883,773	—

Total Investments, at Value	$892,041,760 *	$557,211	$891,484,549	$—	*

Other Financial Instruments — Assets
Futures Contracts	$693,863	$693,863	$—	$—
Forward Foreign Currency Contracts	371,175	—	371,175	—
OTC Interest Rate Swap	272,088	—	272,088	—
Centrally Cleared Interest Rate Swaps	188,522	—	188,522	—
Centrally Cleared Credit Default Swap	99,988	—	99,988	—

Total Other Financial Instruments — Assets	$1,625,636	$693,863	$931,773	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(191,971)	$(175,094)	$(16,877)	$—
Futures Contracts	(1,182,185)	(1,182,185)	—	—
Forward Foreign Currency Contracts	(408,620)	—	(408,620)	—
Centrally Cleared Interest Rate Swaps	(518,957)	—	(518,957)	—

Total Other Financial Instruments — Liabilities	$(2,301,733)	$(1,357,279)	$(944,454)	$—

High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$47,566,286 *	$—	$47,566,286	$—	*
Senior Loans	3,279,573	—	3,279,573	—
Common Stocks:
Consumer Cyclical	2,998	—	2,998	—
Energy	674,382 *	491,048	169,549	13,785	*
Financials	5,182	—	—	5,182
Preferred Stocks:
Financials	130,767	130,767	—	—
Sovereign Bond	131,045	—	131,045	—
Short-Term Investments:
Money Market Fund	786,688	786,688	—	—
Time Deposits	2,192,631	—	2,192,631	—

Total Investments, at Value	$54,769,552 *	$1,408,503	$53,342,082	$18,967	*

International Fixed Income Fund
Investments, at value
Sovereign Bonds:
France	$7,082,689	$—	$7,082,689	$—
Japan	17,332,616	—	17,332,616	—
Other Countries**	29,461,832	—	29,461,832	—
Corporate Bonds & Notes:
United Kingdom	8,109,432	—	8,109,432	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

United States	$11,208,444	$—	$11,208,444	$—
Other Countries**	30,430,363	—	30,430,363	—
Collateralized Mortgage Obligations	21,712,852	—	21,712,852	—
Mortgage-Backed Securities	18,538,133	—	18,538,133	—
U.S. Government Obligations	11,313,987	—	11,313,987	—
Senior Loan	195,261	—	195,261	—
Asset-Backed Security	91,209	—	91,209	—
Municipal Bond	40,936	—	40,936	—
Purchased Options	21,219	—	21,219	—
Short-Term Investments:
Sovereign Bonds:
Japan	7,452,036	—	7,452,036	—
Time Deposits	2,223,532	—	2,223,532	—

Total Investments, at Value	$165,214,541	$—	$165,214,541	$—

Other Financial Instruments — Assets
Futures Contracts	$693,241	$693,241	$—	$—
Forward Foreign Currency Contracts	1,934,611	—	1,934,611	—
Centrally Cleared Interest Rate Swaps	1,364,998	—	1,364,998	—
OTC Credit Default Swaps	18,916	—	18,916	—
Centrally Cleared Credit Default Swaps	512,607	—	512,607	—

Total Other Financial Instruments — Assets	$4,524,373	$693,241	$3,831,132	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(44,664)	$(15,157)	$(29,507)	$—
Reverse Repurchase Agreements	(9,074,569)	—	(9,074,569)	—
Futures Contracts	(170,720)	(170,720)	—	—
Forward Foreign Currency Contracts	(734,885)	—	(734,885)	—
Centrally Cleared Interest Rate Swaps	(853,203)	—	(853,203)	—
OTC Credit Default Swaps	(52,605)	—	(52,605)	—
Centrally Cleared Credit Default Swaps	(70,081)	—	(70,081)	—
OTC Cross-Currency Swaps	(118,734)	—	(118,734)	—

Total Other Financial Instruments — Liabilities	$(11,119,461)	$(185,877)	$(10,933,584)	$—

Municipal Bond Fund
Investments, at Value
Municipal Bonds	$58,979,887	$—	$58,979,887	$—
Short-Term Investments:
Time Deposits	131,038	—	131,038	—

Total Investments, at Value	$59,110,925	$—	$59,110,925	$—

Other Financial Instruments — Assets
Futures Contract	$13,750	$13,750	$—	$—

Total Other Financial Instruments — Assets	$13,750	$13,750	$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Obligations	$238,198,807	$—	$238,198,807	$—
Collateralized Mortgage Obligations	16,239,932	—	16,239,932	—
Sovereign Bonds	13,157,503	—	13,157,503	—
Corporate Bonds & Notes	7,285,586	—	7,285,586	—
Mortgage-Backed Securities	5,126,472	—	5,126,472	—
Asset-Backed Security	223,278	—	223,278	—
Purchased Options	128,512	1,707	126,805	—
Short-Term Investments:
Repurchase Agreement	2,700,000	—	2,700,000	—
Time Deposits	1,039,578	—	1,039,578	—

Total Investments, at Value	$284,099,668	$1,707	$284,097,961	$—

Other Financial Instruments — Assets
Futures Contracts	$348,764	$348,764	$—	$—
Forward Foreign Currency Contracts	268,563	—	268,563	—
Centrally Cleared Interest Rate Swaps	724,984	—	724,984	—
Centrally Cleared Inflation Rate Swaps	447,403	—	447,403	—
Centrally Cleared Credit Default Swaps	50,117	—	50,117	—

Total Other Financial Instruments — Assets	$1,839,831	$348,764	$1,491,067	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(141,402)	$(16,863)	$(124,539)	$—
Reverse Repurchase Agreements	(46,641,176)	—	(46,641,176)	—
Futures Contracts	(428,345)	(428,345)	—	—
Forward Foreign Currency Contracts	(194,446)	—	(194,446)	—
Centrally Cleared Interest Rate Swaps	(389,867)	—	(389,867)	—
Centrally Cleared Inflation Rate Swaps	(236,741)	—	(236,741)	—

Total Other Financial Instruments — Liabilities	$(48,031,977)	$(445,208)	$(47,586,769)	$—

Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$364,820,414	$—	$364,820,414	$—
Collateralized Mortgage Obligations	69,746,519	—	69,746,519	—
Mortgage-Backed Securities	36,428,903	—	36,428,903	—
Asset-Backed Securities	30,813,698	—	30,813,698	—
U.S. Government Obligations	28,518,248	—	28,518,248	—
Sovereign Bonds	13,285,107	—	13,285,107	—
Municipal Bond	1,626,000	—	1,626,000	—
Senior Loan	583,334	—	583,334	—
Short-Term Investments:
Commercial Papers	6,741,137	—	6,741,137	—
Time Deposits	2,267,675	—	2,267,675	—
U.S. Government Obligation	133,948,645	—	133,948,645	—

Total Investments, at Value	$688,779,680	$—	$688,779,680	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Other Financial Instruments — Assets
Futures Contracts	$995,322	$995,322	$—	$—
Forward Foreign Currency Contracts	374,174	—	374,174	—
Centrally Cleared Interest Rate Swaps	139,889	—	139,889	—

Total Other Financial Instruments — Assets	$1,509,385	$995,322	$514,063	$—

Other Financial Instruments — Liabilities
Reverse Repurchase Agreements	$(39,629,375)	$—	$(39,629,375)	$—
Futures Contracts	(17,684)	(17,684)	—	—
Forward Foreign Currency Contracts	(180,534)	—	(180,534)	—
Centrally Cleared Interest Rate Swaps	(606,480)	—	(606,480)	—
Centrally Cleared Credit Default Swap	(95,952)	—	(95,952)	—

Total Other Financial Instruments — Liabilities	$(40,530,025)	$(17,684)	$(40,512,341)	$—

Alternative Strategies Fund
Investments, at value
Open End Mutual Fund Securities:
United States	$12,975,087	$12,975,087	$—	$—

Total Investments, at Value	$12,975,087	$12,975,087	$—	$—

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

During the period ended February 28, 2019, International Equity Fund had a transfer from Level 2 to Level 1 of $2,880,084. Emerging Markets Equity Fund had a transfer from Level 1 to Level 2 of $799,259.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2018 through February 28, 2019:

	Total		Common Stocks		Corporate Bonds & Notes	Convertible Preferred Stocks	Rights	Warrant
Small-Mid Cap Equity Fund
Balance as of August 31, 2018	$2,177	*	$2,177	*	$—	$—	$—	$—
Total realized gain (loss)	—		—		—	—	—	—
Change in unrealized appreciation (depreciation)	(1,785)		(1,785)		—	—	—	—
Purchases	257		257		—	—	—	—
(Sales)	—		—		—	—	—	—
Transfers In	—		—		—	—	—	—
(Transfers Out)	—				—	—	—	—

Balance as of February 28, 2019	$649	*	$649	*	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2019	$(1,785)		$(1,785)		$—	$—	$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total		Common Stocks	Corporate Bonds & Notes		Convertible Preferred Stocks	Rights		Warrant
Emerging Market Equity Fund
Balance as of August 31, 2018	$4,194	*	$1,949	$—		$—	$2,245	*	$—	*
Total realized gain (loss)	—		—	—		—	—		—
Change in unrealized appreciation (depreciation)	(3,934)		(1,689)	—		—	(2,245)		—
Purchases	—		—	—		—	—		—
(Sales)	—		—	—		—	—		—
Transfers In	—		—	—		—	—		—
(Transfers Out)	—		—	—		—	—		—

Balance as of February 28, 2019	$260		$260	$—		$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2019	$(1,689)		$(1,689)	$—		$—	$—		$—

Core Fixed Income Fund
Balance as of August 31, 2018	$—	*	$—	$—	*	$—	$—		$—
Total realized gain (loss)	—		—	—		—	—		—
Change in unrealized appreciation (depreciation)	—		—	—		—	—		—
Purchases	—		—	—		—	—		—
(Sales)	—		—	—		—	—		—
Transfers In	—		—	—		—	—		—
(Transfers Out)	—		—	—		—	—		—

Balance as of February 28, 2019	$—	*	$—	$—	*	$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2019	$—		$—	$—		$—	$—		$—

High Yield Fund
Balance as of August 31, 2018	$479,128	*	$273,891 *	$162,832	*	$42,405	$—		$—
Total realized gain (loss)	(201,725)		36,307	(8,492)		(229,540)	—		—
Accrued discounts (premiums)	1,877		—	1,877		—	—		—
Change in unrealized appreciation (depreciation)	25,904		(165,890)	6,615		185,179	—		—
Purchases	9,214		—	5,825		3,389	—		—
(Sales)	(295,431)		(125,341)	(168,657)		(1,433)	—		—
Transfers In	—		—	—		—	—		—
(Transfers Out)	—		—	—		—	—		—

Balance as of February 28, 2019	$18,967	*	$18,967 *	$—	*	$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2019	$14,046	*	$14,046 *	$—		$—	$—		$—

*	Includes securities that are valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period end for each Fund are disclosed in the Fund’s Schedule of Investments.

Notes to Financial Statements

(unaudited) (continued)

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the

Notes to Financial Statements

(unaudited) (continued)

option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as

Notes to Financial Statements

(unaudited) (continued)

realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared

Notes to Financial Statements

(unaudited) (continued)

derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 28, 2019:

Large Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$970,578	$970,578

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$(1,177,979)	$(1,177,979)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$528,939	$528,939

Small-Mid Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$225,257	$225,257

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$(411,315)	$(411,315)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$174,899	$174,899

International Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$104,841	$104,841

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$(203,085)	$(203,085)
Forward foreign currency contracts	$—	$(457)	$—	$—	$(457)

	$—	$(457)	$—	$(203,085)	$(203,542)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$114,585	$114,585

Notes to Financial Statements

(unaudited) (continued)

Emerging Markets Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$91,402	$91,402

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$	$—	$—	$(186,205)	$(186,205)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$150,292	$150,292

Core Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$171,844	$119,829	$—	$—	$291,673
Unrealized appreciation on open futures contracts (b)	690,338	3,525	—	—	693,863
Unrealized appreciation on forward foreign currency contracts (c)	—	371,175	—	—	371,175
Unrealized appreciation on centrally cleared swaps (f)	188,522	—	99,988	—	288,510
Unrealized appreciation on OTC swaps (c)	272,088	—	—	—	272,088

	$1,322,792	$494,529	$99,988	$—	$1,917,309

Liability derivatives
Options contracts written outstanding (a)	$175,094	$16,877	$—	$—	$191,971
Unrealized depreciation on open futures contracts (b)	1,182,185	—	—	—	1,182,185
Unrealized depreciation on forward foreign currency contracts (a)	—	408,620	—	—	408,620
Unrealized depreciation on centrally cleared swaps (f)	518,957	—	—	—	518,957

	$1,876,236	$425,497	$—	$—	$2,301,733

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(897,343)	$(86,205)	$—	$—	$(983,548)
Futures contracts.	124,534	—	—	—	124,534
Options contracts written	1,683,891	78,530	—	—	1,762,421
Swap contracts	97,233	—	47,321	—	144,554
Forward foreign currency contracts	—	(2,400)	—	—	(2,400)

	$1,008,315	$(10,075)	$47,321	$—	$1,045,561

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$82,769	$(53,605)	$—	$—	$29,164
Futures contracts.	(274,040)	(15,077)	—	—	(289,117)
Options contracts written	(5,711)	(14,756)	—	—	(20,467)
Swap contracts	(36,284)	—	124,072	—	87,788
Forward foreign currency contracts	—	512,901	—	—	512,901

	$(233,266)	$429,463	$124,072	$—	$320,269

International Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$—	$21,219	$—	$—	$21,219
Unrealized appreciation on open futures contracts (b)	693,241	—	—	—	693,241
Unrealized appreciation on forward foreign currency contracts (c)	—	1,934,611	—	—	1,934,611
Unrealized appreciation on centrally cleared swaps (f)	1,364,998	—	512,607	—	1,877,605
Unrealized appreciation on OTC swaps (c)	—	—	18,916	—	18,916

	$2,058,239	$1,955,830	$531,523	$—	$4,545,592

Liability derivatives
Options contracts written outstanding (a)	$17,466	$27,028	$170	$—	$44,664
Unrealized depreciation on open futures contracts (b)	170,720	—	—	—	170,720
Unrealized depreciation on forward foreign currency contracts (a)	—	734,885	—	—	734,885
Unrealized depreciation on centrally cleared swaps (f)	853,203	—	70,081	—	923,284
Unrealized depreciation on OTC swaps (a)	—	118,734	52,605	—	171,339

	$1,041,389	$880,647	$122,856	$—	$2,044,892

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(2,711)	$(24,839)	$—	$—	$(27,550)
Futures contracts.	(562,480)	—	—	—	(562,480)
Options contracts written	67,404	65,579	17,192	—	150,175
Swap contracts	958,254	38,780	(502,411)	—	494,623
Forward foreign currency contracts	—	2,010,777	—	—	2,010,777

	$460,467	$2,090,297	$(485,219)	$—	$2,065,545

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$102	$20,582	$—	$—	$20,684
Futures contracts.	621,758	—	—	—	621,758
Options contracts written	(866)	5,259	(1,822)	—	2,571
Swap contracts	(955,771)	(149,135)	(44,737)	—	(1,149,643)
Forward foreign currency contracts	—	692,898	—	—	692,898

	$(334,777)	$569,604	$(46,559)	$—	$188,268

Municipal Bond Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$13,750	$—	$—	$—	$13,750

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$(27)	$—	$—	$—	$(27)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$13,750	$—	$—	$—	$13,750

Notes to Financial Statements

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$128,512	$—	$—	$—	$128,512
Unrealized appreciation on open futures contracts (b)	348,764	—	—	—	348,764
Unrealized appreciation on forward foreign currency contracts (c)	—	268,563	—	—	268,563
Unrealized appreciation on centrally cleared swaps (f)	1,172,387	—	50,117	—	1,222,504

	$1,649,663	$268,563	$50,117	$—	$1,968,343

Liability derivatives
Options contracts written outstanding (a)	$141,365	$—	$37	$—	$141,402
Unrealized depreciation on open futures contracts (b)	428,345	—	—	—	428,345
Unrealized depreciation on forward foreign currency contracts (a)	—	194,446	—	—	194,446
Unrealized depreciation on centrally cleared swaps (f)	626,608	—	—	—	626,608

	$1,196,318	$194,446	$37	$—	$1,390,801

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$(211,572)	$—	$—	$—	$(211,572)
Options contracts written	109,224	11,178	8,668	—	129,070
Swap contracts	(86,412)	—	33,664	—	(52,748)
Forward foreign currency contracts	—	837,156	—	—	837,156

	$(188,760)	$848,334	$42,332	$—	$701,906

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$(10,362)	$—	$—	$—	$(10,362)
Futures contracts.	(179,388)	—	—	—	(179,388)
Options contracts written	3,079	10,195	(899)	—	12,375
Swap contracts	166,230	—	(31,361)	—	134,869
Forward foreign currency contracts	—	(939,872)	—	—	(939,872)

	$(20,441)	$(929,677)	$(32,260)	$—	$(982,378)

Ultra-Short Term Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$995,322	$—	$—	$—	$995,322
Unrealized appreciation on forward foreign currency contracts (c)	—	374,174	—	—	374,174
Unrealized appreciation on centrally cleared swaps (f)	139,889	—	—	—	139,889

	$1,135,211	$374,174	$—	$—	$1,509,385

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$17,684	$—	$—	$—	$17,684
Unrealized depreciation on forward foreign currency contracts (a)	—	180,534	—	—	180,534
Unrealized depreciation on centrally cleared swaps (f)	606,480	—	95,952	—	702,432

	$624,164	$180,534	$95,952	$—	$900,650

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2019

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(18,762)	$—	$—	$—	$(18,762)
Futures contracts	(2,507,292)	—	—	—	$(2,507,292)
Swap contracts	(508,238)	—	21,252	—	(486,986)
Forward foreign currency contracts	—	895,850	—	—	895,850

	$(3,034,292)	$895,850	$21,252	$—	$(2,117,190)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$794,793	$—	$—	$—	$794,793
Swap contracts	(472,574)	—	(62,986)	—	(535,560)
Forward foreign currency contracts	—	168,760	—	—	168,760

	$322,219	$168,760	$(62,986)	$—	$427,993

(a)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, unrealized depreciation on OTC swap contracts or options contracts written, at value.
(b)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the open exchanged-traded futures contracts table in the Fund’s Schedule of Investments.

(c)	Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts or unrealized appreciation on OTC swap contracts.
(d)	Statements of Operations location: Net realized gain (loss) from investments, forward foreign currency contracts, futures contracts, options contracts written or swap contracts.
(e)

Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, forward foreign currency contracts, futures contracts, options contracts written or swap contracts.

(f)

Only variation margin, if any, is reported within the Statements or Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in the open swap contracts tables in the Fund’s Schedule or Investments.

The average notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the average market value of options contracts written and purchased options outstanding during the period ended February 28, 2019 were as follows:

Large Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$11,629,081

Small-Mid Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$2,661,207

International Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$2,288,710
Forward foreign currency contracts	—	56,927	—	—

Notes to Financial Statements

(unaudited) (continued)

Emerging Markets Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$2,051,377

Core Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$225,181	$86,196	$—	$—
Futures contracts	446,999,925	870,601	—	—
Option contracts written	317,125	19,898	—	—
Swap contracts	109,563,857	—	2,196,400	—
Forward foreign currency contracts	—	51,200,021	—	—

International Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$18,447	$19,471	$—	$—
Futures contracts	313,596,831	—	—	—
Option contracts written	32,480	39,394	4,036	—
Swap contracts	386,082,074	16,781,285	73,048,804	—
Forward foreign currency contracts	—	237,917,329	—	—

Municipal Bond Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$350,536	$—	$—	$—

Inflation-Linked Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$18,359	$—	$—	$—
Futures contracts	121,182,527	—	—	—
Option contracts written	36,375	5,100	1,663	—
Swap contracts	139,098,015	—	2,470,781	—
Forward foreign currency contracts	—	50,488,285	—	—

Ultra-Short Term Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$3,103	$—	$—	$—
Futures contracts	948,555,772	—	—	—
Swap contracts	324,185,714	—	2,186,286	—
Forward foreign currency contracts	—	74,804,058	—	—

Notes to Financial Statements

(unaudited) (continued)

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 1(x).

The following table presents securities on loan that are subject to enforceable netting arrangements as of February 28, 2019:

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$5,141,935	$—	$(5,141,935)	$—
Small-Mid Cap Equity Fund	12,447,394	—	(12,447,394)	—
International Equity Fund	15,705,690	—	(15,705,690)	—
Emerging Markets Equity Fund	5,390,746	—	(5,390,746)	—
Core Fixed Income Fund	277,846	—	(277,846)	—
High Yield Fund	761,103	—	(761,103)	—

(a) Represents	market value of securities on loan at period end.
(b) The

Funds received cash collateral of $5,166,691, $12,849,116, $16,414,233, $5,620,493, $286,605 and $786,688, respectively, which was subsequently invested in Invesco STIT — Government & Agency Portfolio as reported in the Schedules of Investments.

(c) The	actual collateral received could be greater than the amount shown here due to overcollateralization.

Notes to Financial Statements

(unaudited) (continued)

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2019:

	Remaining Contractual Maturity of the Agreements As of February 28, 2019
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Large Cap Equity Fund
Securities Lending Transactions
Common Stocks	$5,166,691	$—	$—	$—	$5,166,691

Total Borrowings	$5,166,691	$—	$—	$—	$5,166,691

Gross amount of recognized liabilities for securities lending transactions					$5,166,691

Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks	$12,849,116	$—	$—	$—	$12,849,116

Total Borrowings	$12,849,116	$—	$—	$—	$12,849,116

Gross amount of recognized liabilities for securities lending transactions					$12,849,116

International Equity Fund
Securities Lending Transactions
Common Stocks	$16,414,233	$—	$—	$—	$16,414,233

Total Borrowings	$16,414,233	$—	$—	$—	$16,414,233

Gross amount of recognized liabilities for securities lending transactions					$16,414,233

Emerging Markets Equity Fund
Securities Lending Transactions
Common Stocks	$5,620,493	$—	$—	$—	$5,620,493

Total Borrowings	$5,620,493	$—	$—	$—	$5,620,493

Gross amount of recognized liabilities for securities lending transactions					$5,620,493

Core Fixed Income Fund
Securities Lending Transactions
Corporate Security	$—	$—	$—	$286,605	$286,605

Total Borrowings	$—	$—	$—	$286,605	$286,605

Gross amount of recognized liabilities for securities lending transactions					$286,605

High Yield Fund
Securities Lending Transactions
Corporate Securities	$—	$—	$—	$786,688	$786,688

Total Borrowings	$—	$—	$—	$786,688	$786,688

Gross amount of recognized liabilities for securities lending transactions					$786,688

Notes to Financial Statements

(unaudited) (continued)

	Remaining Contractual Maturity of the Agreements As of February 28, 2019
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
International Fixed Income Fund
Reverse Repurchase Agreements Transactions
Sovereign Bonds	$—	$—	$5,787,069	$—	$5,787,069
U.S. Government Obligations	—	2,873,500	414,000	—	3,287,500

Total Borrowings	$—	$2,873,500	$6,201,069	$—	$9,074,569

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$9,074,569

Inflation-Linked Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$1,320,750	$45,320,426	$—	$46,641,176

Total Borrowings	$—	$1,320,750	$45,320,426	$—	$46,641,176

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$46,641,176

Ultra-Short Term Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$39,629,375	$—	$—	$39,629,375

Total Borrowings	$—	$39,629,375	$—	$—	$39,629,375

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$39,629,375

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position

Notes to Financial Statements

(unaudited) (continued)

at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

Notes to Financial Statements

(unaudited) (continued)

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2018 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(s) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(t) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the

Notes to Financial Statements

(unaudited) (continued)

future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(u) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(v) Offering costs. Offering costs are incurred in connection with launching of new funds. These offering costs are accounted for as deferred charges and are being amortized to expense over 12 months on a straight line basis.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. As of February 28, 2019, the Fund had no unfunded loan commitments.

(x) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Notes to Financial Statements

(unaudited) (continued)

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at February 28, 2019 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of February 28, 2019 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of February 28, 2019.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 28, 2019:

	Assets		Liabilities
Derivative Instruments (a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Core Fixed Income Fund:
Forward foreign currency contracts	$371,175		$408,620
Options contracts	119,829	(b)	16,877
Swap contracts	272,088		—

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$763,092		$425,497

International Fixed Income Fund:
Forward foreign currency contracts	$1,934,611		$734,885
Options contracts	21,219	(b)	29,507
Swap contracts	18,916		171,339

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$1,974,746		$935,731

Inflation-Linked Fixed Income Fund:
Forward foreign currency contracts	$268,563		$194,446
Options contracts	126,805	(b)	124,539

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$395,368		$318,985

Ultra-Short Term Fixed Income Fund:
Forward foreign currency contracts	$374,174		$180,534

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$374,174		$180,534

(a)	Excludes exchange-traded derivatives.
(b)	Amounts are included in Unaffiliated Investments in the Statements of Assets and Liabilities.

Notes to Financial Statements

(unaudited) (continued)

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net related collateral received or pledged as of February 28, 2019:

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$763,092	$(425,497)	$—	$337,595

Total Over-the-counter derivative instruments	$763,092	$(425,497)	$—	$337,595

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$425,497	$(425,497)	$—	$—

Total Over-the-counter derivative instruments	$425,497	$(425,497)	$—	$—

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
International Fixed Income Fund
Over-the-counter
Bank of America	$723,826	$(129,852)	$(420,000)	$173,974
Barclays Bank PLC	395,465	(122,419)	(130,000)	143,046
BNP Paribas SA	63,870	(63,870)	—	—
Deutsche Bank AG	20,623	(2,861)	(17,762)	—
Goldman Sachs & Co.	41,187	(41,187)	—	—
HSBC Bank USA	322,501	(109,661)	(180,000)	32,840
JPMorgan Chase & Co.	110,876	(64,283)	—	46,593
Royal Bank of Scotland PLC	1,015	(1,015)	—	—
Societe Generale SA	4,578	(4,578)	—	—
Standard Chartered Bank	263,667	(115,452)	—	148,215
UBS Securities LLC	27,138	(6,034)	—	21,104

Total Over-the-counter derivative instruments	$1,974,746	$(661,212)	$(747,762)	$565,772

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d)
International Fixed Income Fund
Over-the-counter
Bank of America	$129,852	$(129,852)	$—	$—
Barclays Bank PLC	122,419	(122,419)	—	—
BNP Paribas SA	88,296	(63,870)	—	24,426
Deutsche Bank AG	2,861	(2,861)	—	—
Goldman Sachs & Co.	281,234	(41,187)	—	240,047
HSBC Bank USA	109,661	(109,661)	—	—
JPMorgan Chase & Co.	64,283	(64,283)	—	—
Royal Bank of Scotland PLC	8,177	(1,015)	—	7,162
Societe Generale SA	7,462	(4,578)	—	2,884
Standard Chartered Bank	115,452	(115,452)	—	—
UBS Securities LLC	6,034	(6,034)	—	—

Total Over-the-counter derivative instruments	$935,731	$(661,212)	$—	$274,519

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$139,348	$(139,348)	$—	$—
BNP Paribas SA	56,980	(6,984)	—	49,996
Deutsche Bank AG	12,599	—	(12,599)	—
HSBC Bank USA	37,280	(28,401)	—	8,879
JPMorgan Chase & Co.	31,841	(31,841)	—	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	63,414	(15,275)	—	48,139
Standard Chartered Bank	53,906	(41,561)	—	12,345

Total Over-the-counter derivative instruments	$395,368	$(263,410)	$(12,599)	$119,359

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$157,757	$(139,348)	$—	$18,409
BNP Paribas SA	6,984	(6,984)	—	—
HSBC Bank USA	28,401	(28,401)	—	—
JPMorgan Chase & Co.	69,007	(31,841)	—	37,166
Merrill Lynch, Pierce, Fenner & Smith Inc.	15,275	(15,275)	—	—
Standard Chartered Bank	41,561	(41,561)	—	—

Total Over-the-counter derivative instruments	$318,985	$(263,410)	$—	$55,575

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b)
Ultra-Short Term Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$57,845	$(57,845)	$—	$—
JPMorgan Chase & Co.	23,673	(23,196)	—	477
Merrill Lynch, Pierce, Fenner & Smith Inc.	292,656	—	—	292,656

Total Over-the-counter derivative instruments	$374,174	$(81,041)	$—	$293,133

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d)
Ultra-Short Term Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$60,765	$(57,845)	$—	$2,920
HSBC Bank USA	96,573	—	—	96,573
JPMorgan Chase & Co.	23,196	(23,196)	—	—

Total Over-the-counter derivative instruments	$180,534	$(81,041)	$—	$99,493

(a)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	Net amount represents the new amount receivable from the counterparty in the event of default.
(c)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(d)	Net amount represents the net amount payable to the counterparty in the event of default.
(e)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

Notes to Financial Statements

(unaudited) (continued)

2. Investment Management Agreement and Other Transactions with Affiliates

CGAS, a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment manager to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser a sub-advisory fee from its investment management fees.

Effective January 1, 2019, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Funds’ management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. This contractual waiver will only apply if the Funds’ total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Funds’ total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2020. The agreement may be amended or terminated only with the consent of the Board of Trustees.

In addition, for Alternative Strategies Fund, CGAS and its affiliates have also separately agreed to waive fees and reimburse expenses in order to keep the Fund’s total annual operating expenses (exclusive of interest from borrowing, brokerage commissions, taxes, acquired fund fees and expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.95%. Effective January 1, 2019, CGAS and its affiliates have agreed to waive fees and reimburse expenses in order to keep the Fund’s total operating expenses from exceeding 0.70%. The contractual waiver arrangement shall remain in effect until January 1, 2020 and may be amended or terminated only with consent of the Board of Trustees.

The maximum allowable investment management fees represents the total amount that could be charged to each Fund. The aggregate fees paid by the Manager to each Fund’s Sub-advisers and the fees retained by the Manager for the period ended February 28, 2019 are indicated below:

Fund	Sub-advisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fees
Large Cap Equity Fund	0.19%	0.20%	0.60%
Small-Mid Cap Equity Fund	0.29%	0.20%	0.80%
International Equity Fund	0.33%	0.20%	0.70%
Emerging Markets Equity Fund	0.39%	0.20%	0.90%
Core Fixed Income Fund	0.18%	0.20%	0.40%
High Yield Fund	0.30%	0.20%	0.70%
International Fixed Income Fund	0.25%	0.20%	0.50%
Municipal Bond Fund	0.20%	0.20%	0.40%
Inflation-Linked Fixed Income Fund	0.25%	0.20%	0.50%
Ultra-Short Term Fixed Income Fund	0.25%	0.20%	0.50%
Alternative Strategies Fund	N/A	0.20%	1.20%

The Manager has agreed to waive and/or reimburse a portion of its fee. For the period ended February 28, 2019, the amounts waived and/or reimbursed by the Manager were as follows:

Fund	Amounts Waived and/or Reimbursed
Large Cap Equity Fund	$1,669,632
Small-Mid Cap Equity Fund	707,929
International Equity Fund	1,297,096
Emerging Markets Equity Fund	737,281
Core Fixed Income Fund	72,811
High Yield Fund	55,172
International Fixed Income Fund	35,652
Municipal Bond Fund	—

Notes to Financial Statements

(unaudited) (continued)

Fund	Amounts Waived and/or Reimbursed
Inflation-Linked Fixed Income Fund	$58,822
Ultra-Short Term Fixed Income Fund	128,969
Alternative Strategies Fund	64,948

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

For the period ended February 28, 2019, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including MSSBH, Morgan Stanley Smith Barney LLC, the Trust’s distributor, received brokerage commissions of:

Fund	Commission Dollars to MS&Co.
Large Cap Equity Fund	$1,192
Small-Mid Cap Equity Fund	60
International Equity Fund	1,268
Emerging Markets Equity Fund	518
Core Fixed Income Fund	—
High Yield Fund	—
International Fixed Income Fund	—
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	—
Ultra-Short Term Fixed Income Fund	—
Alternative Strategies Fund	—

Officers of the Trust do not receive compensation directly from the Trust. The Funds may bear a portion of the annual compensation of the Fund’s Chief Compliance Officer.

For the period ended February 28, 2019, the Funds assume the following to be affiliated issuers:

Large Cap Equity Fund

Underlying Security	Beginning Value as of August 31, 2018	Purchases as Cost	Proceeds from Sales	Net Realized Gain on Sales
Morgan Stanley	$1,898,462	$—	$(113,550)	$51,099

Underlying Security (continue)	Change in Unrealized (Depreciation)	Dividend/Interest Income	Ending Value as of February 28, 2019
Morgan Stanley	$(312,389)	$22,310	$1,523,622

Core Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2018	Purchases as Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.082% due 7/15/46	$31,020	$—	$—	$—
Series 2013-C13, Class A4, 4.039% due 11/15/46	515,213	—	—	—
Series 2015-C27, Class A4, 3.753% due 12/15/47	546,831	—	—	—
Series 2016-C30, Class C, 4.127% due 9/15/49	253,948	—	—	—

Notes to Financial Statements

(unaudited) (continued)

Underlying Security (continue)	Change in Unrealized Appreciation	Accretion of discount	Dividend/Interest Income	Ending Value as of February 28, 2019
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.082% due 7/15/46	$183	$—	$619	$31,203
Series 2013-C13, Class A4, 4.039% due 11/15/46	5,352	—	10,098	520,565
Series 2015-C27, Class A4, 3.753% due 12/15/47	5,412	—	10,133	552,243
Series 2016-C30, Class C, 4.127% due 9/15/49	307	51	5,427	254,306

Ultra-Short Term Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 3.390% due 5/25/34	$—	$697,377	$—	$—

Underlying Security (continue)	Change in Unrealized Appreciation	Dividend/Interest Income	Ending Value as of February 28, 2019
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 3.390% due 5/25/34	$2,161	$216	$699,538

3. Investments

During the period ended February 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

	Other Investments		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Large Cap Equity Fund	$116,738,542	$197,251,223	$—	$—
Small-Mid Cap Equity Fund	70,844,275	89,345,531	—	—
International Equity Fund	215,817,450	209,725,753	—	—
Emerging Markets Fund	42,110,050	36,457,112	—	—
Core Fixed Income Fund	84,156,874	102,148,033	774,765,725	775,914,583
High Yield Fund	10,366,070	13,732,001	—	—
International Fixed Income Fund	21,449,578	25,191,098	187,324,034	187,007,925
Municipal Bond Fund	12,244,031	15,509,796	—	—
Inflation-Linked Fixed Income Fund	11,926,717	7,394,855	95,908,031	95,291,274
Ultra-Short Term Fixed Income Fund	114,790,159	53,425,002	141,529,006	175,025,065
Alternative Strategies Fund	10,325,179	2,370,119	—	—

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation at February 28, 2019 have been disclosed under respective schedules of investments.

4. Shares of Beneficial Interest

At February 28, 2019, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2019, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Notes to Financial Statements

(unaudited) (continued)

Transactions in shares of each Fund were as follows:

	Period Ended February 28, 2019	Year Ended August 31, 2018
Large Cap Equity Fund
Shares sold	5,451,693	11,076,982
Shares issued on reinvestment	10,384,649	4,143,088
Shares repurchased	(10,460,275)	(23,631,636)

Net Increase (Decrease)	5,376,067	(8,411,566)

Small-Mid Cap Equity Fund
Shares sold	2,203,125	4,940,362
Shares issued on reinvestment	3,606,769	1,203,655
Shares repurchased	(3,214,890)	(18,092,183)

Net Increase (Decrease)	2,595,004	(11,948,166)

International Equity Fund
Shares sold	11,785,144	44,922,283
Shares issued on reinvestment	2,852,945	1,716,459
Shares repurchased	(12,501,639)	(14,884,624)

Net Increase	2,136,450	31,754,118

Emerging Markets Equity Fund
Shares sold	2,840,926	8,424,930
Shares issued on reinvestment	580,462	423,141
Shares repurchased	(3,200,160)	(5,837,311)

Net Increase	221,228	3,010,760

Core Fixed Income Fund
Shares sold	8,279,239	37,804,916
Shares issued on reinvestment	1,680,971	2,763,385
Shares repurchased	(12,913,360)	(16,979,802)

Net Increase (Decrease)	(2,953,150)	23,588,499

High Yield Fund
Shares sold	1,800,603	6,782,714
Shares issued on reinvestment	411,423	1,489,503
Shares repurchased	(3,065,823)	(37,539,894)

Net Decrease	(853,797)	(29,267,677)

International Fixed Income Fund
Shares sold	1,209,304	3,348,481
Shares issued on reinvestment	641,810	226,162
Shares repurchased	(2,113,813)	(4,172,975)

Net Decrease	(262,699)	(598,332)

Notes to Financial Statements

(unaudited) (continued)

	Period Ended February 28, 2019	Year Ended August 31, 2018

Municipal Bond Fund
Shares sold	1,145,646	1,560,276
Shares issued on reinvestment	107,311	172,186
Shares repurchased	(1,437,062)	(929,360)

Net Increase (Decrease)	(184,105)	803,102

Inflation-Linked Fixed Income Fund
Shares sold	1,709,959	9,202,089
Shares issued on reinvestment	256,272	781,432
Shares repurchased	(2,563,117)	(4,379,797)

Net Increase (Decrease)	(596,886)	5,603,724

Ultra-Short Term Fixed Income Fund
Shares sold	5,059,627	27,474,090
Shares issued on reinvestment	686,681	846,293
Shares repurchased	(5,702,915)	(5,073,901)

Net Increase	43,393	23,246,482

Alternative Strategies Fund
Shares sold	1,188,072	593,287 *
Shares issued on reinvestment	10,258	—
Shares repurchased	(395,297)	(13,313)*

Net Increase	803,033	579,974

*	The values shown represent the period from Fund Inception (February 15, 2018) through the period ended August 31, 2018.

5. Capital Loss Carry Forward

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of August 31, 2018, the Funds had the following net capital loss carryforwards remaining:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Market Equity Fund	Core Fixed Income Fund
Short-Term	$—	$—	$1,208,681	$32,288,920	$12,043,654
Long-Term	—	—	—	928,683	2,519,013

	$—	$—	$1,208,681	$33,217,603	$14,562,667

	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
Short-Term	$4,378,860	$1,217,057	$—	$66,712	$597,224
Long-Term	21,084,242	165,114	—	784,217	—

	$25,463,102	$1,382,171	$—	$850,929	$597,224

Notes to Financial Statements

(unaudited) (continued)

Alternative Strategies Fund
Short-Term	$2,981
Long-Term	—

$2,981

6. Recent Accounting Pronouncements

In March 2017, the FASB issued ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

On August 28, 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 modifies the disclosure objective paragraphs of ASC 820 to eliminate (1) “at a minimum” from the phrase “an entity shall disclose at a minimum” and (2) other similar “open ended” disclosure requirements to promote the appropriate exercise of discretion by entities. ASU 2018-13 also eliminates and modifies other requirements under ASU 2018-13. ASU 2018-13 is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application is permitted.

Management is currently evaluating the application of ASU 2017-08 and ASU 2018-13 and their impact, if any, on the financial statements.

7. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any additional events or transactions that would require recognition or disclosure in the financial statements other than the distribution information below.

Subsequent to February 28, 2019, the Funds made the following distributions:

Record Date Payable Date	Core Fixed Income Fund	High Yield Fund	Municipal Bond Fund	Ultra-Short Term Fixed Income Fund
3/1/19-3/31/19	$0.021779	$0.017081	$0.020042	$0.023631

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited)

Approval of Advisory Agreements

The Morgan Stanley Pathway Funds (the “Trust,” and each series thereof a “Fund,” and collectively, the “Funds”) and Consulting Group Advisory Services LLC (“Manager”), a business of Morgan Stanley LLC, have entered into an investment management agreement (“Management Agreement”). Pursuant to the Management Agreement, other than with respect to the Alternative Strategies Fund, the Manager serves as “manager of managers” for the Trust and selects and oversees professional money managers (each, a “Sub-adviser” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to them pursuant to investment advisory agreements (the “Subadvisory Agreements” and, together with the Management Agreement, the “Agreements”) between the Manager and each of the Sub-advisers.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreements be approved initially for a two year term, as well as annually thereafter, by the Trust’s Board of Trustees (“Board”) and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (“Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of the approval of the Agreements, the Independent Trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of the Agreements, and the Manager and Sub-advisers are required to provide such information.

****

Municipal Bond Fund

At an in-person meeting of the Board held on December 17, 2018 (“December Meeting”), the Board, including a majority of the Independent Trustees, approved a new Sub-advisory Agreement between the Manager, with respect to Municipal Bond Fund, and BlackRock Financial Management, Inc. (“BlackRock”), pursuant to which BlackRock provides day-to-day management of 100% of the Fund’s portfolio. The Independent Trustees requested and received information from the Manager and BlackRock they deemed reasonably necessary for their review of the Sub-advisory Agreement and the services to be provided by BlackRock as a Sub-adviser to the Fund. Included were due diligence materials prepared by the Manager and other information about BlackRock. Representatives from BlackRock made a presentation and responded to questions from the Board at the December Meeting. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel (“Independent Counsel”) and met with Independent Counsel in executive sessions separate from representatives of the Manager and BlackRock. In voting to approve the Sub-advisory Agreement, the Independent Trustees considered whether the approval of the Sub-advisory Agreement would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services to be Provided Under the Sub-advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by BlackRock under the Sub-advisory Agreement. The Independent Trustees considered information regarding the process by which the Manager selected and recommended BlackRock for Board approval and the Manager’s supervisory activities over BlackRock, including monitoring BlackRock’s compliance with the investment objective, policies, and restrictions of the Fund. The Independent Trustees considered BlackRock’s specific responsibilities in all aspects of day-to-day management of the portion of the Fund’s assets allocated to it, as well as the qualifications, experience and responsibilities of the persons who would serve as the portfolio managers for the Fund’s assets to be managed by BlackRock, and other key personnel at BlackRock. The Independent Trustees specifically took into account BlackRock’s investment process and capabilities. The Independent Trustees also discussed the acceptability of the terms of the Sub-advisory Agreement with respect to the Fund. The Independent Trustees also considered the Manager’s favorable assessment of the nature and quality of the sub-advisory services expected to be provided to the Fund by BlackRock. The Board reviewed information received from the Manager and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act and those of BlackRock.

The Independent Trustees then discussed with representatives of Management and BlackRock the portfolio management strategy of BlackRock. The Board also considered information regarding BlackRock’s financial condition as well as BlackRock’s brokerage policies and trading practices.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided by BlackRock under the Sub-advisory Agreement.

Fund Performance

Because BlackRock was a newly appointed Sub-adviser for the Fund, the Independent Trustees could not consider its investment performance in managing the Fund’s portfolio as a factor in evaluating the Sub-Advisory Agreement during the December Meeting. The Board, however, received information from Management regarding BlackRock’s historical performance returns managing investment mandates similar to the Fund’s investment mandate, with such performance compared to a relevant index and Morningstar and Lipper fund categories. The Independent Trustees discussed with representatives of the Manager the investment strategy to be employed by BlackRock in the management of the Fund’s assets. The Independent Trustees noted BlackRock’s reputation and experience, as well as the portfolio managers’ experience, and the Manager’s experience and reputation in selecting, evaluating and overseeing investment managers. The Board determined that these factors also supported a decision to approve the Sub-advisory Agreement with BlackRock.

Fees and Expense Ratio

The Board reviewed and considered the proposed sub-advisory fees payable under the Sub-advisory Agreement, noting that the fees would be paid by the Manager and, thus would not impact the fees paid by the Fund. The Board also considered and discussed information about BlackRock’s fees for other sub-advised funds and accounts managed by BlackRock with investment mandates similar to the Fund’s investment mandate. The Independent Trustees concluded that the proposed sub-advisory fee payable to BlackRock by the Manager with respect to the assets to be allocated to BlackRock was reasonable in light of the comparative expense information and the nature, extent and quality of the services expected to be provided by BlackRock to the Fund.

Profitability

The Board recognized that, because BlackRock’s fee would be paid by the Manager, and not the Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager and, therefore, the Board received and considered a profitability analysis of the Manager with respect to the proposed engagement of BlackRock as a sub-adviser of the Fund. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided by the Manager and those expected to be provided by BlackRock to the Fund.

Economies of Scale

The Independent Trustees recognized that because the proposed fees payable to BlackRock would be paid by the Manager, and not the Fund, and, thus, would not impact the fees paid by the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager. Accordingly, considerations of economies of scale were not relevant to the Independent Trustees’ determination to approve the BlackRock Sub-advisory Agreement during the December Meeting.

Other Benefits to the Sub-Adviser

The Board considered other benefits expected to be received by BlackRock and its affiliates as a result of the relationship with the Fund. The Board concluded that the benefits that BlackRock may receive by virtue of its relationship with the Fund appeared to be reasonable.

Based on their discussions and considerations, including those described above, the Board approved the Sub-advisory Agreement between BlackRock and the Manager with respect to the Fund.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Sub-advisory Agreement. The Sub-advisory Agreement between the Manager and BlackRock, with respect to the Fund, became effective as of February 25, 2019.

Additional Information

(unaudited)

Trustees and Officers of the Trust

The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.

Consulting Group Advisory Services LLC (“CGAS” or “Manager”), a business of Morgan Stanley, serves as the investment adviser for each Fund. The Funds employ a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.

The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

INDEPENDENT TRUSTEES

Mark J. Reed 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1964	Chairman and Trustee	Since 2007 (Chairman since 2018)	Principal and Portfolio Manager, North American Management Corp. (2013-present); and formerly, Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc. (1988-2013)	11	None

Adela Cepeda 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1958	Vice Chairman and Trustee	Since 2008 (Vice Chairman since 2018)	Managing Director, PFM Financial Advisors, LLC (September 2016-present); and formerly, President, A.C. Advisory, Inc. (1995-September 2016)	11	Director, BMO Financial Corp. (2012-present); Trustee, Mercer Funds (2005-present); Trustee, UBS Funds (2004-present); and formerly Director, Fort Dearborn Income Securities (2000-August 2016)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

W. Thomas Matthews 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; Advisor, Smith Barney (2005-2007)	11	Chairman Emeritus, Congressional Medal of Honor Foundation (2009-present); formerly Treasurer (2009-2016); and Chairman Emeritus, America’s Warrior Partnership (2017-present), formerly, Chairman (2013-2016) and Director (2013-2017)

Eric T. McKissack, CFA® 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1953	Trustee	Since 2013	Founder and Chief Executive Officer Emeritus, Channing Capital Management, LLC (Investment Management); and formerly, Chief Executive Officer, Channing Capital Management, LLC (2004-2019)	11	Trustee and Chairman, FlexShares Funds (2011-present); Trustee, The Art Institute of Chicago (2001-present); Director, Shirley Ryan AbilityLab (2000-present); and Director, Urban Gateways (1995-present)

INTERESTED TRUSTEE

Paul Ricciardelli** Morgan Stanley 522 Fifth Avenue, 14th Floor, New York, NY 10036 Birth Year: 1969	Trustee and Chief Executive Officer and President	Since April 2017	Head of IAR/GIMA, Morgan Stanley (2011-present); Head of Wealth Advisory Solutions, Morgan Stanley (March 2017-present); formerly, Head of Manager Solutions, Morgan Stanley (2015-March 2017)	11	None

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

OFFICERS

Francis Smith Morgan Stanley 522 Fifth Avenue, 4th Floor New York, NY 10036 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2014	Managing Director, Morgan Stanley (2017-present); formerly Executive Director, Morgan Stanley (2001-2016); and Treasurer and Principal Financial Officer of various Morgan Stanley Funds (2003-present)

Eric Metallo Morgan Stanley 1633 Broadway, 26th Floor New York, NY 10019 Birth Year: 1976	Chief Legal Officer and Secretary	Since August 2015	Executive Director, Morgan Stanley Wealth Management (2014-present); and formerly Senior Vice President and Associate General Counsel, PineBridge Investments (2011-2014)

Joseph Signora Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1977	Chief Compliance Officer	Since December 2017	Executive Director, Morgan Stanley (2017-present); formerly, Senior Director, AXA Equitable (2015-2017); Vice President, EQ Advisors Trust (2015-2017); Vice President, AXA Premier VIP Trust (2015-2017); Vice President, 1290 Funds (2015-2017); Vice President, FMG LLC (2015-2017); Deputy Chief Compliance Officer, Emerging Global Advisors (2014-2015); Chief Compliance Officer, EGA Emerging Global Shares Trust (2014-2015); Chief Compliance Officer, EGA Frontier Diversified Core Fund (2014-2015); and Director of Compliance, Van Eck Associates Corp. (2011-2014)

Sara Cetron Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1980	Chief Administrative Officer	Since March 2017	Vice President, Morgan Stanley (2015-present); and formerly Platform Management, Managed Solutions, Barclays Capital Inc. (2008-2015)

Robert Garcia Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1983	Chief Operating Officer Investment Officer Co-Chief Operating Officer	Since May 2016 Since July 2015 August 2015-May 2016	Head of Operations and Strategy, Morgan Stanley (2017-present); formerly Head of Portfolio Operations-WMIR, Morgan Stanley (2016-2017); Head of Packaged Digital Solutions, Morgan Stanley (2015-present); and formerly Head of Strategy and Development-Global Investment Solutions, Morgan Stanley (2013-2015)

Franceen Jansen Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1959	Investment Officer	Since August 2015	Executive Director, Morgan Stanley (2010-present)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Brian Mulley Morgan Stanley 1585 Broadway, 29th Floor New York, NY 10036 Birth Year: 1977	Investment Officer	Since August 2015	Investment Analyst, Executive Director, Morgan Stanley (2005-present)

Matthew Rizzo Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Floor Wilmington, DE 19803 Birth Year: 1970	Investment Officer	Since August 2015	Executive Director, Manager Solutions, Morgan Stanley (2015- present); and formerly Head of Investment Strategy and Content, Morgan Stanley (2012-2015)

Sukru Saman Morgan Stanley 522 5th Avenue, 12th Floor New York, NY 10036 Birth Year: 1972	Investment Officer	Since August 2015	Investment Officer, Morgan Stanley Wealth Management (2013-present)

Lisa Shalett Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1963	Investment Officer	Since August 2015	Head of Investment and Portfolio Strategies, Morgan Stanley (2013-present)

James Totino Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1970	Investment Officer	Since May 2018	Portfolio Specialist, Investment Officer, Morgan Stanley (April 2018-present); and Investment Officer, Morgan Stanley (2011-March 2018)

Bahadir Sarana Morgan Stanley 1633 Broadway, New York, NY 10019 Birth Year: 1977	Anti-Money Laundering (“AML”) Compliance Officer	Since September 2018	Executive Director, Morgan Stanley (1999-present)

James J. Tracy Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1957	Product Management Officer Trustee Chief Executive Officer and President	Since May 2016 2013-2015 2013-2015	Managing Director, Director of Consulting Group and Practice Management (2016-present); Managing Director, Vice Chairman of Wealth Management (2015); and formerly Managing Director, Director of Consulting Group Wealth Advisory Solutions (2012-2015)

Steven Ross Morgan Stanley 522 Fifth Avenue, 4th Floor New York, NY 10036 Birth Year: 1971	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2013-present)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Robert Creaney Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1974	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (1997-present)

Michael Conklin Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1977	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2013-present)

Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. (2005-present)

*	Each Trustee remains in office until he or she resigns, retires or is removed.
**	Mr. Ricciardelli is an “interested person” of the Trust as defined in the 1940 Act because of his position with Morgan Stanley.
***

The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Important Tax Information

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2018:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund	High Yield Fund
Record Date	12/6/2017	12/6/2017	12/6/2017	12/6/2017	Monthly
Payable Date	12/7/2017	12/7/2017	12/7/2017	12/7/2017	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	100%	35.90%	100%	94.33%	—
Dividends Qualifying for the Dividends Received Deduction for Corporations	100%	35.00%		—	—
Foreign Source Income	—	—	99.93%*	99.99%*	—
Foreign Tax Paid Per Share	—	—	0.01988	0.03656	—
Long-Term Capital Gain Dividend	0.65044	0.37398	—	—	—

	Core Fixed Income Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
Record Date	Monthly	12/6/2017	Monthly	Monthly	Monthly
Payable Date	Monthly	12/7/2017	Monthly	Monthly	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	—	—	—	—	—
Dividends Qualifying for the Dividends Received Deduction for Corporations	—	—	—	—	—
Interest from Tax-Exempt Obligations	—	—	100%	—	—
Interest from Federal Obligations	39.18%	19.20%	—	87.79%	9.69%
Long-Term Capital Gain Dividend	—	—	—	—	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

TK 2120A, 2/19

MORGAN STANLEY SMITH BARNEY LLC

Distributor

CONSULTING GROUP ADVISORY SERVICES LLC

Investment Adviser

This report is submitted for the general information of the shareholders of Morgan Stanley Pathway Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-888-454-3965 (“ask for Consulting Group”).

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-888-454-3965 (ask for “Consulting Group”), (2) on the Funds’ website at www.morganstanley.com/wealth-investmentsolutions/cgcm and (3) on the SEC’s website at www.sec.gov.

© 2019 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley.

MS Pathway Funds

2000 Westchester Avenue

Purchase, NY 10577

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date:	May 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date:	May 3, 2019

Morgan Stanley Pathway Funds

By:	/s/ Francis Smith
Francis Smith
Chief Financial Officer
Morgan Stanley Pathway Funds

Date:	May 3, 2019